UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments.

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.4%):
Aerospace & Defense (2.2%):
41,936	Honeywell International, Inc.	$4,698,929
25,717	TransDigm Group, Inc.*^	5,666,484

		10,365,413

Airlines (1.6%):
152,796	Delta Air Lines, Inc.	7,438,109

Beverages (6.0%):
119,975	Anheuser-Busch InBev NV, ADR	14,956,084
86,594	Constellation Brands, Inc., Class A	13,083,487

		28,039,571

Biotechnology (4.7%):
25,376	Biogen Idec, Inc.*	6,605,880
44,564	Celgene Corp.*	4,460,411
22,650	United Therapeutics Corp.*^	2,523,890
104,960	Vertex Pharmaceuticals, Inc.*	8,343,270

		21,933,451

Capital Markets (2.3%):
30,905	Goldman Sachs Group, Inc. (The)	4,851,467
228,376	Morgan Stanley	5,711,684

		10,563,151

Chemicals (3.4%):
41,337	Ecolab, Inc.	4,609,902
40,105	Sherwin Williams Co.	11,416,691

		16,026,593

Diversified Financial Services (4.0%):
114,113	Berkshire Hathaway, Inc., Class B*^	16,190,352
25,075	Moody’s Corp.	2,421,242

		18,611,594

Diversified Telecommunication Services (1.2%):
56,926	SBA Communications Corp., Class A*^	5,702,277

Electrical Equipment (1.2%):
25,177	Acuity Brands, Inc.^	5,492,111

Food & Staples Retailing (2.2%):
64,890	Costco Wholesale Corp.	10,225,366

Food Products (0.4%):
22,034	Mead Johnson Nutrition Co.^	1,872,229

Health Care Equipment & Supplies (1.1%):
8,778	Intuitive Surgical, Inc.*	5,276,017

Health Care Providers & Services (3.4%):
124,594	UnitedHealth Group, Inc.	16,060,167

Hotels, Restaurants & Leisure (2.3%):
8,551	Chipotle Mexican Grill, Inc.*^	4,027,264
29,416	Domino’s Pizza, Inc.^	3,878,794
47,693	Starbucks Corp.	2,847,272

		10,753,330

Internet & Catalog Retail (9.6%):
42,586	Amazon.com, Inc.*	25,280,753
116,593	Netflix, Inc.*	11,919,302
116,919	TripAdvisor, Inc.*^	7,775,114

		44,975,169

Internet Software & Services (17.0%):
49,915	Alphabet, Inc., Class A*	38,080,153
261,633	Facebook, Inc., Class A*	29,852,325
575,600	Tencent Holdings, Ltd.^	11,758,478

		79,690,956

IT Services (8.6%):
18,724	Alliance Data Systems Corp.*	4,119,280
29,828	Fiserv, Inc.*^	3,059,756
66,325	FleetCor Technologies, Inc.*	9,865,844
302,996	Visa, Inc., Class A^	23,173,134

		40,218,014

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services (2.3%):
65,132	Illumina, Inc.*^	$10,558,549

Media (2.1%):
259,740	Liberty Global plc, Class A*^	9,999,990

Oil, Gas & Consumable Fuels (1.9%):
59,500	Concho Resources, Inc.*	6,011,880
36,704	EOG Resources, Inc.^	2,663,976

		8,675,856

Pharmaceuticals (1.2%):
7,669	Allergan plc*	2,055,522
28,806	Perrigo Co. plc^	3,685,152

		5,740,674

Real Estate Investment Trusts (REITs) (1.4%):
74,320	Crown Castle International Corp.	6,428,680

Road & Rail (1.5%):
84,503	Norfolk Southern Corp.	7,034,875

Semiconductors & Semiconductor Equipment (0.5%):
118,200	Applied Materials, Inc.	2,503,476

Software (7.5%):
292,394	Activision Blizzard, Inc.^	9,894,613
243,684	Microsoft Corp.	13,458,667
161,382	Salesforce.com, Inc.*	11,914,833

		35,268,113

Specialty Retail (2.2%):
77,589	Home Depot, Inc. (The)	10,352,700

Technology Hardware, Storage & Peripherals (4.6%):
199,070	Apple, Inc.	21,696,639

Textiles, Apparel & Luxury Goods (2.0%):
150,297	Nike, Inc., Class B	9,238,757

Total Common Stocks (Cost $394,225,530)		460,741,827

Preferred Stock (1.5%):
Software (1.5%):
841,419	Palantir Technologies, Inc., Series I, 0.00%,*(a)(b)	6,975,364

Total Preferred Stock (Cost $5,157,898)		6,975,364

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (14.3%):
$66,976,067	AZL BlackRock Capital Appreciation Fund Securities Lending Collateral Account(c)	66,976,067

Total Securities Held as Collateral for Securities on Loan (Cost $66,976,067)		66,976,067

Unaffiliated Investment Company (0.7%):
3,316,847	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(d)	3,316,847

Total Unaffiliated Investment Company (Cost $3,316,847)		3,316,847

Total Investment Securities (Cost $469,676,342)(e) - 114.9%		538,010,105
Net other assets (liabilities) - (14.9)%		(69,594,546)

Net Assets - 100.0%		$468,415,559

Percentages indicated are based on net assets as of March 31, 2016.

Continued

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

ADR - American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $65,829,759.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 1.49% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2016. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(d)	The rate represents the effective yield at March 31, 2016.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (52.2%):
Aerospace & Defense (1.2%):
853	Boeing Co. (The)^	$108,280
762	Dassault Aviation SA	913,782
26,129	European Aeronautic Defence & Space Co. NV	1,733,505
1,444	General Dynamics Corp.	189,698
1,285	Northrop Grumman Corp.	254,302
1,550	Raytheon Co.	190,077
35,869	Safran SA	2,507,644
51,714	Textron, Inc.	1,885,492
11,622	United Technologies Corp.	1,163,362

		8,946,142

Air Freight & Logistics (0.3%):
459	Compania de Distribucion Integral Logista Holdings SA	10,343
12,541	Deutsche Post AG	348,238
11,846	FedEx Corp.	1,927,581
6,497	United Parcel Service, Inc., Class B	685,239

		2,971,401

Airlines (0.8%):
19,662	American Airlines Group, Inc.	806,339
13,284	Delta Air Lines, Inc.	646,665
56,900	Japan Airlines Co., Ltd.	2,083,622
10,392	Southwest Airlines Co.	465,562
29,296	United Continental Holdings, Inc.*^	1,753,658

		5,755,846

Auto Components (1.0%):
21,800	Aisin Sieki Co., Ltd.	820,921
36,800	Bridgestone Corp.	1,371,592
138,683	Cheng Shin Rubber Industry Co., Ltd.	278,657
831	Compagnie Generale des Establissements Michelin SCA, Class B	84,820
21,155	Delphi Automotive plc	1,587,048
36,200	Denso Corp.	1,450,966
1,900	Exedy Corp.	41,892
26,400	Futaba Industrial Co., Ltd.	105,288
2,946	Goodyear Tire & Rubber Co.	97,159
2,082	Hyundai Wia Corp.	191,100
11,400	Koito Manufacturing Co., Ltd.	514,989
2,098	Lear Corp.	233,235
3,100	Stanley Electric Co., Ltd.	69,894
41,600	Sumitomo Electric Industries, Ltd.	505,765
46,200	Toyota Industries Corp.	2,076,083

		9,429,409

Automobiles (1.3%):
5,568	Bayerische Motoren Werke AG (BMW)	511,321
206,000	Brilliance China Automotive Holdings, Ltd.	213,227
108,000	Dongfeng Motor Corp., Series H	134,722
108,122	Ford Motor Co.	1,459,647
80,100	Fuji Heavy Industries, Ltd.	2,820,354
37,500	Honda Motor Co., Ltd.	1,027,832
8,623	Hyundai Motor Co.	1,149,652
54,800	Isuzu Motors, Ltd.	565,560
5,611	Maruti Suzuki India, Ltd.	314,816
5,064	Renault SA	502,401
41,900	Suzuki Motor Corp.	1,120,286
21,200	Toyota Motor Corp.	1,118,203
270	Volkswagen AG	39,164
168,770	Yulon Motor Co., Ltd.	163,734

		11,140,919

Shares		Fair Value
Common Stocks, continued
Banks (3.5%):
259,471	Bank of America Corp.	$3,508,048
22,000	Bank of Yokohama, Ltd. (The)(a)	100,000
14,969	BNP Paribas SA	750,464
19,000	Chiba Bank, Ltd. (The)	94,668
58,332	Citigroup, Inc.	2,435,361
1,569	Citizens Financial Group, Inc.	32,871
3,984	Fifth Third Bancorp	66,493
50,000	Fukuoka Financial Group, Inc.	162,984
495,913	HSBC Holdings plc	3,072,300
50,913	ING Groep NV	612,980
429,308	Intesa Sanpaolo SpA	1,180,371
48,500	Japan Post Bank Co., Ltd.	596,670
70,636	JPMorgan Chase & Co.	4,183,063
446,558	Lloyds Banking Group plc	433,366
196,600	Mitsubishi UFJ Financial Group, Inc.	910,459
13,000	Shizuoka Bank, Ltd. (The)	93,757
19,300	Sumitomo Mitsui Financial Group, Inc.	584,798
15,276	SunTrust Banks, Inc.	551,158
46,076	Svenska Handelsbanken AB, A Shares	583,016
26,845	Toronto-Dominion Bank (The)	1,158,887
40,164	U.S. Bancorp	1,630,257
87,319	Wells Fargo & Co.	4,222,746
25,932	Westpac Banking Corp.	602,443

		27,567,160

Beverages (1.3%):
5,341	Anheuser-Busch InBev NV	665,698
16,900	Asahi Breweries, Ltd.	525,759
22,942	Coca-Cola Co. (The)	1,064,279
1,525	Coca-Cola Enterprises, Inc.	77,379
1,881	Constellation Brands, Inc., Class A	284,200
8,632	Diageo plc, ADR	931,134
1,028	Dr Pepper Snapple Group, Inc.	91,924
23,412	PepsiCo, Inc.	2,399,262
76,830	SABMiller plc	4,694,378
8,000	Suntory Beverage & Food, Ltd.	359,530

		11,093,543

Biotechnology (1.0%):
14,432	AbbVie, Inc.	824,356
5,685	Alexion Pharmaceuticals, Inc.*	791,466
16,973	Amgen, Inc.	2,544,762
3,347	Anacor Pharmaceuticals, Inc.*	178,897
3,965	Baxalta, Inc.	160,186
2,967	Biogen Idec, Inc.*	772,369
8,213	Celgene Corp.*	822,039
7,249	Gilead Sciences, Inc.	665,893
31,581	Invitae Corp.*^	323,074
557	Regeneron Pharmaceuticals, Inc.*	200,765
5,229	Tesaro, Inc.*^	230,233

		7,514,040

Building Products (0.2%):
12,673	Compagnie de Saint-Gobain SA	556,661
11,900	Daikin Industries, Ltd.	888,989

		1,445,650

Capital Markets (0.6%):
650	Ameriprise Financial, Inc.	61,107
4,551	Bank of New York Mellon Corp. (The)	167,613
27,345	Charles Schwab Corp. (The)	766,207
37,000	Daiwa Securities Group, Inc.	226,942
8,702	Goldman Sachs Group, Inc. (The)	1,366,040
1,948	Morgan Stanley	48,719
100,800	Nomura Holdings, Inc.	448,758
80,706	UBS Group AG	1,293,135

		4,378,521

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals (1.6%):
3,260	Air Products & Chemicals, Inc.	$469,603
24,370	AkzoNobel NV	1,655,700
1,554	Arkema SA	116,250
109,000	Asahi Kasei Corp.	734,842
44,437	Axalta Coating Systems, Ltd.*	1,297,560
7,886	BASF SE	594,520
4,583	Dow Chemical Co. (The)	233,091
10,933	E.I. du Pont de Nemours & Co.	692,278
11,182	Evonik Industries AG	335,157
14,637	FMC Corp.^	590,896
34,700	Hitachi Chemical Co., Ltd.	624,063
35,900	JSR Corp.	514,833
30,900	Kuraray Co., Ltd.	376,897
742	LyondellBasell Industries NV, Class A	63,500
3,177	Monsanto Co.	278,750
21,100	Nitto Denko Corp.	1,172,396
2,136	PPG Industries, Inc.	238,143
35,500	Shin-Etsu Chemical Co., Ltd.	1,836,308
1,766	Syngenta AG	732,274
256,000	Ube Industries, Ltd.	451,379
6,597	Umicore SA	327,482

		13,335,922

Commercial Services & Supplies (0.2%):
33,936	Aggreko plc	522,295
2,086	Cintas Corp.^	187,344
78	Elis SA	1,513
1,600	SECOM Co., Ltd.	118,898
4,000	Sohgo Security Services Co., Ltd.	216,732
12,776	Tyco International plc	469,007

		1,515,789

Communications Equipment (0.4%):
87,508	Cisco Systems, Inc.	2,491,353
23,453	El Towers SpA	1,305,486
3,000	Hitachi Kokusai Electric, Inc.	36,049

		3,832,888

Construction & Engineering (0.3%):
5,000	Chiyoda Corp.	36,542
1,700	ComSys Holdings Corp.	26,204
18,000	JGC Corp.	269,366
6,300	Kinden Corp.	77,226
3,000	Maeda Road Construction Co., Ltd.	49,349
1,000	Nippo Corp.	16,788
84,000	Okumura Corp.	443,076
300	Sho-Bond Holdings Co., Ltd.	11,382
88,000	Toda Corp.	424,069
7,372	Vinci SA	547,327

		1,901,329

Construction Materials (0.1%):
15,007	CRH plc	421,643

Consumer Finance (0.2%):
2,213	Capital One Financial Corp.	153,383
6,034	Discover Financial Services	307,251
34,041	Synchrony Financial*	975,615

		1,436,249

Containers & Packaging (0.2%):
3,167	International Paper Co.	129,974
1,561	Sealed Air Corp.	74,944
34,855	WestRock Co.^	1,360,390

		1,565,308

Shares		Fair Value
Common Stocks, continued
Distributors (0.0%):
2,800	Canon Marketing Japan, Inc.	$48,794

Diversified Consumer Services (0.0%):
900	Benesse Holdings, Inc.	25,905

Diversified Financial Services (0.8%):
9	Berkshire Hathaway, Inc., Class A*	1,921,050
18,787	Berkshire Hathaway, Inc., Class B*	2,665,499
7,519	CME Group, Inc.	722,200
615,711	Delta Topco, Ltd.*(a)(b)	269,681

		5,578,430

Diversified Telecommunication Services (1.5%):
30,114	AT&T, Inc.	1,179,565
116,521	BT Group plc	733,761
84,916	Cellnex Telecom SAU	1,353,286
58,049	Deutsche Telekom AG, Registered Shares	1,041,177
21,122	France Telecom SA	368,998
262,246	Koninklijke (Royal) KPN NV	1,095,433
19,100	Nippon Telegraph & Telephone Corp.	821,363
347,700	Singapore Telecommunications, Ltd.	985,323
32,883	Telecom Italia SpA	28,623
1,069,649	Telecom Italia SpA*^	1,153,218
620,022	Telesites SAB de C.V.*	349,964
39,231	Verizon Communications, Inc.	2,121,613
8,542	Verizon Communications, Inc.	461,695

		11,694,019

Electric Utilities (0.5%):
7,667	American Electric Power Co., Inc.	509,089
35,500	Chubu Electric Power Co., Inc.	494,677
2,346	Edison International	168,654
142,333	Enel SpA	629,852
2,363	Exelon Corp.	84,737
56,466	Iberdrola SA	375,703
7,600	Kansai Electric Power Co., Inc. (The)*	67,165
33,200	Kyushu Electric Power Co., Inc.*	315,844
14,411	NextEra Energy, Inc.	1,705,398

		4,351,119

Electrical Equipment (0.7%):
19,316	Eaton Corp. plc	1,208,409
85,000	GS Yuasa Corp.	363,171
9,898	Legrand SA	553,995
3,000	Mabuchi Motor Co., Ltd.	139,234
141,000	Mitsubishi Electric Corp.	1,476,850
17,419	Prysmian SpA	394,490
1,506	Rockwell Automation, Inc.^	171,308

		4,307,457

Electronic Equipment, Instruments & Components (0.3%):
21,000	Delta Electronics, Inc.	92,035
36,188	Fitbit, Inc., Class A*	548,248
500	Keyence Corp.	272,608
15,600	Kyocera Corp.	686,837
2,300	Murata Manufacturing Co., Ltd.	276,320
10,200	Omron Corp.	303,465
1,630	Samsung SDI Co., Ltd.	141,062

		2,320,575

Energy Equipment & Services (0.6%):
1,384	Cameron International Corp.*	92,797
1,698	Helmerich & Payne, Inc.^	99,707
19,523	Ocean Rig UDW, Inc.^	16,015
175,649	SBM Offshore NV*^	2,229,301
24,692	Schlumberger, Ltd.^	1,821,035

		4,258,855

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (0.9%):
19,037	CVS Health Corp.	$1,974,707
12,500	FamilyMart Co., Ltd.	649,642
20,838	Kroger Co. (The)	797,054
9,000	Seven & I Holdings Co., Ltd.	382,308
14,799	Walgreens Boots Alliance, Inc.	1,246,668
31,587	Wal-Mart Stores, Inc.	2,163,393
12,750	Whole Foods Market, Inc.^	396,653

		7,610,425

Food Products (1.2%):
24,000	Ajinomoto Co., Inc.	540,610
1,167	Archer-Daniels-Midland Co.	42,374
4,251	Bunge, Ltd.	240,905
11,271	Danone SA	800,009
13,538	Hain Celestial Group, Inc.*^	553,840
2,582	Hershey Co. (The)	237,776
5,784	Kraft Heinz Co. (The)	454,391
34,967	Mondelez International, Inc., Class A	1,402,875
60,704	Nestle SA, Registered Shares	4,534,629
28,589	SLC Agricola SA	127,716
9,329	WhiteWave Foods Co., Class A*^	379,131

		9,314,256

Gas Utilities (0.2%):
15,046	Gas Natural SDG SA^	303,952
27,315	Snam SpA	170,819
328,000	Tokyo Gas Co., Ltd.	1,528,782

		2,003,553

Health Care Equipment & Supplies (0.4%):
39,536	Baxter International, Inc.	1,624,139
16,700	HOYA Corp.	635,000
5,259	Medtronic plc	394,425
1,403	Stryker Corp.^	150,528

		2,804,092

Health Care Providers & Services (1.8%):
22,038	Aetna, Inc.	2,475,969
36,197	Al Noor Hospitals Group plc	464,996
1,904	AmerisourceBergen Corp.	164,791
10,704	Anthem, Inc.	1,487,749
2,323	Cardinal Health, Inc.	190,370
8,976	DaVita, Inc.*	658,659
39,649	Envision Healthcare Holdings, Inc.*	808,840
1,231	HCA Holdings, Inc.*	96,080
383,817	Healthscope, Ltd.	781,045
26,627	Integrated Diagnostics Holdings plc*	130,123
18,528	McKesson Corp.	2,913,528
1,300	Medipal Holdings Corp.	20,576
61,358	NMC Health plc	931,182
613,699	PT Siloam International Hospital Tbk	338,809
7,900	Ship Healthcare Holdings, Inc.	198,636
239,663	Spire Healthcare Group plc	1,230,829
14,786	Surgery Partners, Inc.*	196,062
35,037	Tenet Healthcare Corp.*^	1,013,620
1,859	UnitedHealth Group, Inc.	239,625

		14,341,489

Health Care Technology (0.1%):
4,807	HTG Molecular Diagnostics, Inc.*^	13,796
37,011	Veeva Systems, Inc., Class A*^	926,756

		940,552

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (0.2%):
12,960	Accor SA	$548,467
836	Chipotle Mexican Grill, Inc.*^	393,731
7,684	Las Vegas Sands Corp.	397,109
1,363	McDonald’s Corp.	171,302
4,740	Sodexo SA	509,554
936	Starbucks Corp.	55,879
1,949	Wyndham Worldwide Corp.	148,962

		2,225,004

Household Durables (0.4%):
4,000	Alpine Electronics, Inc.	44,796
6,081	Berkeley Group Holdings plc (The)	279,888
213,000	Haier Electronics Group Co., Ltd.	370,643
40,700	Nikon Corp.^	622,633
9,199	PulteGroup, Inc.^	172,113
7,200	Rinnai Corp.	635,654
7,251	Whirlpool Corp.	1,307,646

		3,433,373

Household Products (0.7%):
16,055	Colgate-Palmolive Co.	1,134,286
3,296	Kimberly-Clark Corp.	443,345
43,703	Procter & Gamble Co. (The)	3,597,194

		5,174,825

Independent Power and Renewable Electricity Producers (0.2%):
26,868	Calpine Corp.*	407,588
7,800	Electric Power Development Co., Ltd.	243,091
20,291	NextEra Energy Partners LP	551,712
14,235	NRG Energy, Inc.^	185,197
1,851	NRG Yield, Inc., Class A^	25,118
1,837	NRG Yield, Inc., Class C^	26,159

		1,438,865

Industrial Conglomerates (1.3%):
1,009	3M Co., Class B	168,130
151,219	Beijing Enterprises Holdings, Ltd.	827,874
157,646	General Electric Co.	5,011,566
179,900	Keppel Corp., Ltd.	780,248
48,552	Koninklijke Philips Electronics NV	1,378,241
5,123	Siemens AG, Registered Shares	542,898
33,620	Smiths Group plc	516,844

		9,225,801

Insurance (2.1%):
151,400	AIA Group, Ltd.	858,596
25,890	Allstate Corp. (The)	1,744,209
33,238	American International Group, Inc.	1,796,514
24,684	Aviva plc	160,680
58,925	AXA SA	1,385,068
3,088	Axis Capital Holdings, Ltd.	171,260
14,645	Chubb, Ltd.	1,744,952
6,725	Hartford Financial Services Group, Inc. (The)	309,888
74,213	Legal & General Group plc	249,051
2,129	Lincoln National Corp.	83,457
16,889	Marsh & McLennan Cos., Inc.	1,026,682
8,050	MetLife, Inc.	353,717
17,600	MS&AD Insurance Group Holdings, Inc.	490,129
15,700	NKSJ Holdings, Inc.	444,491
1,599	Prudential Financial, Inc.	115,480
44,259	Prudential plc	820,741
1,779	Reinsurance Group of America, Inc.	171,229
42,000	Sony Financial Holdings, Inc.	536,367
16,600	Tokio Marine Holdings, Inc.	560,138
5,009	Travelers Cos., Inc. (The)	584,600

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
22,774	UnumProvident Corp.	$704,172
26,402	XL Group plc	971,594
1,324	Zurich Insurance Group AG	306,028

		15,589,043

Internet & Catalog Retail (0.0%):
48	Amazon.com, Inc.*	28,495
100	Askul Corp.	4,068
1,150	Expedia, Inc.^	123,993

		156,556

Internet Software & Services (2.1%):
17,415	Alibaba Group Holding, Ltd., ADR*^	1,376,308
2,923	Alphabet, Inc., Class A*	2,229,957
8,097	Alphabet, Inc., Class C*	6,031,859
7,900	DeNA Co., Ltd.^	136,052
95,700	Dropbox, Inc.*(a)(b)	1,009,635
19,048	eBay, Inc.*	454,485
31,566	Facebook, Inc., Class A*	3,601,681
9,367	GoDaddy, Inc., Class A*	302,835
5,547	Lookout, Inc.*(a)(b)	53,091
2,196	VeriSign, Inc.*	194,434
76,800	Yahoo! Japan Corp.	326,142
11,990	Yahoo!, Inc.*	441,352

		16,157,831

IT Services (0.8%):
2,021	Accenture plc, Class A	233,223
542	Alliance Data Systems Corp.*	119,240
3,091	Amdocs, Ltd.	186,758
1,998	Atos Origin SA	162,344
2,890	Computer Sciences Corp.	99,387
1,429	Global Payments, Inc.^	93,314
10,829	International Business Machines Corp.	1,640,052
15,431	MasterCard, Inc., Class A	1,458,230
700	NS Solutions Corp.	13,734
3,296	PayPal Holdings, Inc.*	127,226
700	SCSK Corp.	27,314
83	Sopra Steria Group	9,803
23,681	Square, Inc., Class A*^	361,846
30,354	Visa, Inc., Class A	2,321,473
6,135	Worldline SA*	157,864

		7,011,808

Leisure Products (0.1%):
5,700	Namco Bandai Holdings, Inc.	124,048
40,300	Sega Sammy Holdings, Inc.	439,243
7,800	Yamaha Corp.	234,870

		798,161

Life Sciences Tools & Services (0.2%):
16,572	Agilent Technologies, Inc.	660,394
6,294	Thermo Fisher Scientific, Inc.	891,168

		1,551,562

Machinery (0.6%):
5,161	Caterpillar, Inc.	395,023
4,015	CNH Industrial NV	27,141
19,219	Colfax Corp.*^	549,471
708	Dover Corp.^	45,546
2,600	FANUC Corp.	403,759
169,090	Haitian International Holdings, Ltd.	290,001
19,680	Ingersoll-Rand plc	1,220,357
32,100	Komatsu, Ltd.	546,248
43,500	Kubota Corp.	591,856
28,000	Mitsubishi Heavy Industries, Ltd.	103,657
7,500	Nabtesco Corp.	168,276
11,811	PACCAR, Inc.^	645,943

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,100	SMC Corp.	$255,354

		5,242,632

Media (1.6%):
49,953	Comcast Corp., Class A	3,051,128
14,584	DISH Network Corp., Class A*	674,656
5,843	Liberty Broadband Corp., Class A*	339,829
13,427	Liberty Broadband Corp., Class C*	778,095
15,032	Liberty Global plc, Class A*	578,732
20,943	Liberty Media Corp.*^	809,028
39,306	Liberty Media Corp., Class C*	1,497,165
44,341	Pearson plc	555,488
15,453	Publicis Groupe SA	1,082,761
121,042	RAI Way SpA	648,551
827	RTL Group	69,996
721	Scripps Networks Interactive, Class A^	47,226
5,332	Time Warner Cable, Inc., Class A	1,091,034
7,378	Time Warner, Inc., Class A	535,274
2,800	TV Asahi Holdings Corp.	50,114
65,481	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	435,181

		12,244,258

Metals & Mining (0.8%):
90,308	Antofagasta plc	604,043
20,590	Barrick Gold Corp., ADR	279,612
46,861	Constellium NV*	243,209
91,809	Eldorado Gold Corp.	288,450
283,551	Glencore International plc	638,078
48,658	Goldcorp, Inc.	789,719
12,700	Nippon Steel Corp.	243,828
4,835	Nucor Corp.^	228,696
64,696	Platinum Group Metals, Ltd.*	245,845
35,396	Platinum Group Metals, Ltd.*	134,105
28,816	Rio Tinto plc	813,023
23,144	Southern Copper Corp.^	641,320
20,242	Steel Dynamics, Inc.	455,647
74,817	Tahoe Resources, Inc.	750,129
400	Yamato Kogyo Co., Ltd.	8,680

		6,364,384

Multiline Retail (0.1%):
10,739	Target Corp.	883,605

Multi-Utilities (0.4%):
8,358	Dominion Resources, Inc.^	627,853
2,931	DTE Energy Co.	265,724
15,675	E.ON AG	150,411
30,632	Engie Group	474,008
58,859	National Grid plc	833,758
5,656	RWE AG	73,128
8,637	Sempra Energy	898,680
10,118	Veolia Environnement SA	243,479

		3,567,041

Oil, Gas & Consumable Fuels (3.6%):
76,987	Anadarko Petroleum Corp.	3,585,284
105,940	Athabasca Oil Corp.*	84,028
61,539	Cameco Corp.	790,161
65,962	Cenovus Energy, Inc.	858,430
1,244	Chevron Corp.	118,678
156,037	Coal India, Ltd.	687,638
156,897	CONSOL Energy, Inc.^	1,771,367
444,021	Encana Corp.	2,704,087
20,512	EQT Corp.	1,379,637
13,915	Exxon Mobil Corp.	1,163,155
129,100	INPEX Corp.	978,519

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
28,913	KazMunaiGas Exploration Production JSC, Registered Shares, GDR	$215,290
162,214	Marathon Oil Corp.	1,807,063
147,270	Marathon Petroleum Corp.	5,475,498
236,861	Ophir Energy plc*	260,162
9,487	Phillips 66^	821,479
4,751	Pioneer Natural Resources Co.^	668,656
80,753	Reliance Industries, Ltd.	1,274,531
42,710	Statoil ASA^	669,534
18,984	Total SA	863,282
2,323	Total SA, ADR	105,511
3,618	Valero Energy Corp.	232,059
102,387	Whiting Petroleum Corp.*^	817,048
107,096	Williams Cos., Inc. (The)	1,721,033

		29,052,130

Personal Products (0.5%):
4,336	Beiersdorf AG	391,243
24,317	Edgewell Personal Care Co.	1,958,248
39,634	Unilever NV	1,769,939

		4,119,430

Pharmaceuticals (3.7%):
4,091	Allergan plc*	1,096,511
44,200	Astellas Pharma, Inc.	587,533
40,355	AstraZeneca plc	2,252,926
5,618	Bayer AG, Registered Shares	660,130
19,504	Bristol-Myers Squibb Co.	1,245,916
34,798	Catalent, Inc.*^	928,063
5,000	Eisai Co., Ltd.	300,672
21,452	Eli Lilly & Co.	1,544,759
69,781	GlaxoSmithKline plc	1,413,694
32,966	Johnson & Johnson Co.	3,566,920
26,357	Merck & Co., Inc.	1,394,549
37,737	Mylan NV*	1,749,110
17,183	Novartis AG, Registered Shares	1,241,673
6,205	Novo Nordisk A/S, B Shares	335,095
17,900	Otsuka Holdings Co., Ltd.	649,010
138,683	Pfizer, Inc.^	4,110,563
4,507	Recordati SpA	112,738
5,180	Roche Holding AG	1,271,549
23,662	Sanofi-Aventis SA	1,902,661
2,100	Sawai Pharmaceutical Co., Ltd.	131,307
16,320	Shire plc	934,782
479,000	Sino Biopharmaceutical, Ltd.	359,581
34,167	Teva Pharmaceutical Industries, Ltd., ADR	1,828,276

		29,618,018

Professional Services (0.1%):
9,783	Randstad Holding NV	540,012

Real Estate Investment Trusts (REITs) (0.8%):
6,490	Crown Castle International Corp.	561,385
6,149	Equity Residential Property Trust	461,359
447,647	Fibra UNO Amdinistracion SA	1,041,516
8,059	General Growth Properties, Inc.	239,594
6,567	Merlin Properties Socimi SA	76,123
13,748	ProLogis, Inc.	607,387
9,356	Simon Property Group, Inc.	1,943,148
3,768	Unibail-Rodamco SE	1,033,669

		5,964,181

Real Estate Management & Development (1.5%):
31,413	Brookfield Asset Management, Inc., Class A	1,092,858
2,242	Brookfield Asset Management, Inc., Class A	77,985
655,100	CapitaLand, Ltd.	1,491,887

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
272,000	China Resources Land, Ltd.	$698,447
38,000	Daikyo, Inc.	60,290
1,333,500	Global Logistic Properties, Ltd.	1,904,019
87,000	Mitsubishi Estate Co., Ltd.	1,611,810
116,666	Sun Hung Kai Properties, Ltd.	1,427,309
67,467	The St. Joe Co.*^	1,157,059
28,657	Vonovia SE	1,030,884
183,000	Wharf Holdings, Ltd. (The)	1,000,626

		11,553,174

Road & Rail (0.7%):
7,319	Canadian National Railway Co.	457,145
20,975	CSX Corp.	540,106
24,400	East Japan Railway Co.	2,101,144
9,637	Kansas City Southern^	823,482
33,000	Nippon Express Co., Ltd.	150,071
8,700	Seino Holdings Co., Ltd.	93,734
9,467	Union Pacific Corp.	753,100

		4,918,782

Semiconductors & Semiconductor Equipment (1.1%):
12	Broadcom, Ltd.	1,854
34,856	Intel Corp.	1,127,592
1,630	KLA-Tencor Corp.	118,680
76,187	Micron Technology, Inc.*	797,678
5,662	Qorvo, Inc.*^	285,421
48,646	QUALCOMM, Inc.	2,487,755
22,500	ROHM Co., Ltd.	944,817
21,994	SK Hynix, Inc.	541,990
3,132	Skyworks Solutions, Inc.^	243,983
55,200	SUMCO Corp.	347,010
159,000	Taiwan Semiconductor Manufacturing Co., Ltd.	795,418

		7,692,198

Software (1.7%):
23,890	Activision Blizzard, Inc.^	808,438
1,525	Adobe Systems, Inc.*	143,045
1,768	Check Point Software Technologies, Ltd.*^	154,647
2,228	Electronic Arts, Inc.*^	147,293
16,200	Gungho Online Enetertainment, Inc.^	45,500
1,798	Intuit, Inc.^	187,010
47,879	Microsoft Corp.	2,644,357
11,292	Mobileye NV*^	421,079
8,500	Nexon Co., Ltd.	144,430
7,100	Nintendo Co., Ltd.	1,006,188
67,468	Oracle Corp.	2,760,116
5,600	Trend Micro, Inc.	204,510
68,532	Uber Technologies, Inc.*(a)(b)	3,342,456
15,144	UbiSoft Entertainment SA*	475,102
10,352	VMware, Inc., Class A*	541,513

		13,025,684

Specialty Retail (0.4%):
1,900	Autobacs Seven Co., Ltd.^	32,019
9,686	Bed Bath & Beyond, Inc.*^	480,813
1,550	Home Depot, Inc. (The)	206,817
2,044	Lowe’s Cos., Inc.	154,833
20,000	Sanrio Co., Ltd.^	390,007
800	Shimamura Co., Ltd.	99,513
8,440	Tiffany & Co.^	619,327
14,854	Urban Outfitters, Inc.*^	491,519
7,299	Williams-Sonoma, Inc.	399,547
102,000	Yamada Denki Co., Ltd.^	481,497

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
229,760	Zhongsheng Group Holdings, Ltd.^	$111,258

		3,467,150

Technology Hardware, Storage & Peripherals (1.6%):
87,361	Apple, Inc.	9,521,476
57,521	HP, Inc.	708,659
215,000	NEC Corp.	540,402
37,560	Pure Storage, Inc., Class A*	514,196
29	Samsung Electronics Co., Ltd.	33,269
14,002	Western Digital Corp.^	661,454

		11,979,456

Textiles, Apparel & Luxury Goods (0.2%):
6,484	Burberry Group plc	126,985
6,150	Hugo Boss AG	403,097
10,664	Michael Kors Holdings, Ltd.*	607,421
1,578	Nike, Inc., Class B	97,000

		1,234,503

Tobacco (0.3%):
25,426	Altria Group, Inc.	1,593,193
12,000	Japan Tobacco, Inc.	498,954

		2,092,147

Trading Companies & Distributors (0.4%):
31,700	Mitsubishi Corp.	536,577
58,300	Mitsui & Co., Ltd.	670,586
42,700	Sumitomo Corp.	424,157
11,000	Toyota Tsushu Corp.	248,430
21,107	United Rentals, Inc.*^	1,312,644
27,409	Univar, Inc.*	470,887

		3,663,281

Transportation Infrastructure (0.0%):
1,754	Aeroports de Paris	216,752
6,000	Kamigumi Co., Ltd.	56,337

		273,089

Water Utilities (0.1%):
15,578	American Water Works Co., Inc.^	1,073,792

Wireless Telecommunication Services (0.7%):
30,360	America Movil SAB de C.V., Series L, ADR^	471,490
375,531	America Movil SAB de C.V., Series L	292,185
265,800	Axiata Group Berhad	401,688
35,200	KDDI Corp.	938,321
44,788	Vodafone Group plc, ADR	1,435,455
461,514	Vodafone Group plc	1,470,765

		5,009,904

Total Common Stocks (Cost $403,076,943)		410,192,960

Preferred Stocks (2.2%):
Automobiles (0.1%):
9,133	Volkswagen AG, 4.35%	1,161,414

Banks (0.6%):
26,982	Citigroup Capital XIII, Series A, 0.61%^	709,358
15,683	HSBC Holdings plc, Series 2, 1.22%	410,894
23,033	RBS Capital Fund Trust V, Series E, 0.98%^	555,786
27,501	RBS Capital Funding Trust VII, Series G, 1.01%	663,324
15,719	Royal Bank of Scotland Group plc, Series T, ADR	400,049
7,909	U.S. Bancorp, Series G, 0.91%	208,086
15,159	U.S. Bancorp, Series F, 0.88%^	445,978

Shares		Fair Value
Preferred Stocks, continued
Banks, continued
576,000	USB Capital IX, 3.50%	$426,240

		3,819,715

Consumer Finance (0.1%):
36,300	GMAC Capital Trust I, Series 2, 1.33%	889,713

Food & Staples Retailing (0.0%):
13,403	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, 2.42%	186,225

Health Care Providers & Services (0.2%):
23,692	Anthem, Inc., 5.25%, 5/1/18	1,106,416
143,925	Grand Rounds, Inc.*(a)(b)	366,505

		1,472,921

Internet Software & Services (0.2%):
63,925	Lookout, Inc.*(a)(b)	611,833
116,157	Palantir Technologies, Inc., Series I, 0.00%,*(a)(b)	962,941

		1,574,774

Multi-Utilities (0.0%):
7,500	Dominion Resources, Inc., 0.00%	377,250

Pharmaceuticals (0.5%):
2,159	Allergan plc, Series A, 0.00%	1,984,423
2,178	Teva Pharmaceutical Industries, 0.13%	1,925,221

		3,909,644

Real Estate Investment Trusts (REITs) (0.2%):
3,376	American Tower Corp., Series A, 0.00%^	354,902
13,344	Welltower, Inc., Series I, 0.00%	828,662

		1,183,564

Real Estate Management & Development (0.0%):
15,600	Forestar Group, Inc., 2.28%	256,464

Technology Hardware, Storage & Peripherals (0.3%):
2,383	Samsung Electronics Co., Ltd., 1.90%	2,306,187

Total Preferred Stocks (Cost $17,635,311)		17,137,871

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.*	85,928

Total Warrant (Cost $–)		85,928

Convertible Preferred Stocks (0.3%):
Banks (0.0%):
272	Wells Fargo & Co., Series L, Class A, 0.12%	327,760

Internet Software & Services (0.2%):
144,482	Domo, Inc., Series E*(a)(b)	1,122,033

Real Estate Investment Trusts (REITs) (0.1%):
8,784	Crown Castle International Corp., Series A, 4.50%, 11/1/16	941,645

Total Convertible Preferred Stocks (Cost $2,425,585)		2,391,438

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (0.4%):
Household Durables (0.4%):
$3,065,000	AliphCom, Inc., 12.00%, 4/1/20(a)(b)(c)	$3,126,300

Oil, Gas & Consumable Fuels (0.0%):
268,000	Project Samson BND Corp., 12.00%, 4/1/20(a)(b)(c)	273,360

Total Private Placements (Cost $3,333,000)		3,399,660

Convertible Bonds (1.1%):
Biotechnology (0.2%):
178,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	206,146
175,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20^	207,484
295,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16	1,213,372

		1,627,002

Diversified Financial Services (0.1%):
600,000	Telecom Italia Finance SA, Registered Shares, 6.13%, 11/15/16+(d)	821,871

Diversified Telecommunication Services (0.2%):
300,000	Telefonica SA, Series TIT, 6.00%, 7/24/17+(d)	358,033
900,000	Telefonica SA, Series TEF, 4.90%, 9/25/17+	919,690

		1,277,723

Electrical Equipment (0.1%):
478,000	Suzlon Energy, Ltd., Series SUEL, 3.25%, 7/16/19(c)(d)	475,013

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(b)(e)	2,000

Internet Software & Services (0.1%):
430,000	SINA Corp., 1.00%, 12/1/18, Callable 12/1/16 @ 100	420,863
179,000	Twitter, Inc., 1.00%, 9/15/21^	149,913

		570,776

Oil, Gas & Consumable Fuels (0.2%):
936,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	466,830
1,146,000	Cobalt International Energy, Inc., 3.13%, 5/15/24	461,264
1,123,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(d)	954,831

		1,882,925

Real Estate Management & Development (0.1%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16+(d)	553,108
750,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100+(d)	553,803

		1,106,911

Semiconductors & Semiconductor Equipment (0.0%):
246,000	Intel Corp., 3.25%, 8/1/39^	391,294

Software (0.1%):
340,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16	670,437

Total Convertible Bonds (Cost $9,860,937)		8,825,952

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans (1.0%):
Biotechnology (0.1%):
$880,703	Grifols Worldwide Operations USA, 3.19%, 3/3/21(c)	$879,514

Capital Markets (0.0%):
103,544	Sheridan Production Partners, 4.25%, 12/2/20(c)(f)	41,417
38,627	Sheridan Production Partners, 4.25%, 12/16/20(c)(f)	15,451
744,179	Sheridan Production Partners, 4.25%, 12/16/20(c)(f)	297,672

		354,540

Energy Equipment & Services (0.1%):
372,282	Drillships Financing Holdings, Inc., 5.50%, 3/31/21(c)	132,395
1,283,329	Seadrill, Ltd., 4.00%, 2/21/21(c)	564,665

		697,060

Hotels, Restaurants & Leisure (0.3%):
1,460,648	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(c)	1,460,194

Independent Power and Renewable Electricity Producers (0.1%):
601,975	Calpine Corp., 3.50%, 6/15/22(c)	593,415

Marine (0.0%):
472,016	Drillships Ocean Ventures, Inc., 3.50%, 7/9/21(c)	215,065

Media (0.2%):
1,096,775	Univision Communications, Inc., 4.00%, 3/1/20(c)	1,084,776

Metals & Mining (0.0%):
348,250	Novelis, Inc., 0.00%, 6/15/22(c)	338,673

Oil, Gas & Consumable Fuels (0.0%):
405,533	Fieldwood Energy LLC, 8.38%, 9/20/20(c)	70,461

Pharmaceuticals (0.0%):
118,034	ENDO Luxembourg Finance Co., 0.00%, 6/30/22(c)	116,116
186,773	Mallinckrodt International Finance SA, 3.25%, 2/24/21(c)	179,691

		295,807

Real Estate Management & Development (0.1%):
922,411	Promontoria Blue Holding 2 BV, 0.00%, 4/17/20(a)(c)(f)	1,049,422

Trading Companies & Distributors (0.1%):
583,538	Univar USA, Inc., 0.00%, 6/30/22(c)	574,423

Total Floating Rate Loans (Cost $9,630,966)		7,613,350

Corporate Bonds (4.3%):
Automobiles (0.1%):
583,000	General Motors Financial Co., Inc., 3.50%, 7/10/19	597,815
327,000	Volkswagen AG, Registered Shares, 2.45%, 11/20/19(d)	324,909

		922,724

Banks (0.9%):
391,000	Bank of America Corp., 2.00%, 1/11/18, MTN	392,610
320,000	Bank of America Corp., 1.69%, 3/22/18, MTN(c)	320,560

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$381,000	Bank of America Corp., 2.60%, 1/15/19	$387,443
365,000	Capital One Bank USA NA, Series BNKT, 2.15%, 11/21/18, Callable 10/21/18 @ 100	364,720
1,101,000	Citigroup, Inc., 1.80%, 2/5/18	1,099,886
298,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100^(c)	287,104
829,000	Citigroup, Inc., Series O, 5.88%, 12/29/49, Callable 1/15/18 @ 100(c)	801,021
319,000	JPMorgan Chase & Co., 4.35%, 8/15/21	348,574
1,565,000	JPMorgan Chase & Co., Series X, 6.10%, 10/29/49, Callable 10/1/24 @ 100(c)	1,594,751
778,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/29/49, Callable 7/1/16 @ 100, Perpetual Bond(c)	747,036
379,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN	416,150

		6,759,855

Beverages (0.2%):
1,886,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100	1,938,029

Biotechnology (0.1%):
823,000	AbbVie, Inc., 2.50%, 5/14/20, Callable 4/14/20 @ 100	837,873

Capital Markets (0.3%):
595,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	628,275
662,000	Goldman Sachs Group, Inc. (The), Series L, 5.70%, 12/29/49, Callable 5/10/19 @ 100^(c)	647,105
695,000	Goldman Sachs Group, Inc. (The), Series M, 5.37%, 12/31/49, Callable 5/10/20 @ 100(c)	672,343
509,000	Morgan Stanley, Series H, 5.45%, 7/29/49, Callable 7/15/19 @ 100(c)	481,005

		2,428,728

Communications Equipment (0.1%):
534,000	Cisco Systems, Inc., 2.20%, 2/28/21	544,624

Consumer Finance (0.5%):
628,000	Ally Financial, Inc., 2.75%, 1/30/17^	624,860
431,000	Ally Financial, Inc., 3.50%, 1/27/19	424,535
430,000	American Express Co., Series C, 5.01%, 12/29/49, Callable 3/15/20 @ 100(c)	385,925
773,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	767,301
408,000	Ford Motor Credit Co. LLC, 2.38%, 1/16/18	408,728
200,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18	200,692

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$254,000	General Motors Financial Co., Inc., 2.40%, 4/10/18	$253,943
255,000	Hyundai Capital America, 2.00%, 3/19/18(d)	256,802
198,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	203,252

		3,526,038

Diversified Financial Services (0.2%):
188,000	Berkshire Hathaway, Inc., 2.20%, 3/15/21, Callable 1/15/23 @ 100	191,991
538,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100	548,677
624,776	Delta Topco, Ltd., 10.00%, 11/24/60(a)(b)	626,650
88,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN	101,330
460,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(c)	473,800

		1,942,448

Diversified Telecommunication Services (0.3%):
958,000	AT&T, Inc., 2.38%, 11/27/18	978,631
1,583,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	1,606,016
110,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21	122,650

		2,707,297

Health Care Equipment & Supplies (0.1%):
861,000	Medtronic, Inc., 3.15%, 3/15/22	913,188

Health Care Providers & Services (0.1%):
422,000	McKesson Corp., 2.28%, 3/15/19	427,078

Industrial Conglomerates (0.1%):
710,000	General Electric Co., Series D, 5.00%, 12/29/49, Callable 1/21/21 @ 100(c)	731,300

Internet Software & Services (0.1%):
259,000	eBay, Inc., 2.20%, 8/1/19, Callable 7/1/19 @ 100^	260,364
715,000	eBay, Inc., 3.80%, 3/9/22, Callable 2/9/22 @ 100	736,076

		996,440

Media (0.1%):
245,000	Cablevision Systems Corp., 5.88%, 9/15/22^	206,413
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(d)	206,000

		412,413

Metals & Mining (0.0%):
319,000	Freeport-McMoRan, Inc., 3.88%, 3/15/23, Callable 12/15/22 @ 100^	216,123

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels (0.0%):
$239,000	Chesapeake Energy Corp., 8.00%, 12/15/22, Callable 12/15/18 @ 104(d)	$117,110
270,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23, Callable 1/15/23 @ 100	256,500

		373,610

Personal Products (0.1%):
374,000	Edgewell Personal Care Co., 4.70%, 5/19/21	396,726
169,000	Edgewell Personal Care Co., 4.70%, 5/24/22	172,380

		569,106

Pharmaceuticals (0.2%):
491,000	Forest Laboratories, Inc., 4.38%, 2/1/19(d)	520,963
346,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100^(d)	386,282
531,000	Mylan, Inc., 2.55%, 3/28/19	531,562

		1,438,807

Real Estate Investment Trusts (REITs) (0.0%):
162,000	American Tower Corp., 3.40%, 2/15/19	166,073

Real Estate Management & Development (0.1%):
1,016,000	Global Logistic Properties, Ltd., 3.88%, 6/4/25(a)(d)	1,008,137

Semiconductors & Semiconductor Equipment (0.2%):
1,334,000	QUALCOMM, Inc., 3.00%, 5/20/22	1,390,916

Technology Hardware, Storage & Peripherals (0.4%):
1,390,000	Apple, Inc., 2.25%, 2/23/21, Callable 1/23/21 @ 100	1,416,164
1,496,000	Hewlett-Packard Co., 2.85%, 10/5/18, Callable 9/5/18 @ 100(d)	1,521,121

		2,937,285

Wireless Telecommunication Services (0.1%):
440,000	T-Mobile USA, Inc., 6.00%, 4/15/24, Callable 4/15/19 @ 104.5	445,500

Total Corporate Bonds (Cost $33,430,499)		33,633,592

Foreign Bonds (12.4%):
Banks (0.2%):
610,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 100+(c)	1,447,374

Metals & Mining (0.0%):
270,000	Constellium NV, 7.00%, 1/15/23, Callable 1/15/18 @ 105.25+(d)	252,270

Sovereign Bonds (12.2%):
6,440,000	Australian Government, Series 124, 5.75%, 5/15/21+	5,805,812
6,729,000	Brazil Nota do Tesouro Nacional, Series NTNF, 2.23%, 1/1/21+(g)(h)	1,684,238

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$433,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/22+(h)	$335,517
4,083,000	Buoni del Tesoro Poliennali, 1.50%, 6/1/25+	4,790,159
5,717,000	Canadian Government, 0.25%, 5/1/18+	4,376,019
159,750,000	Government of Japan, Series 350, 0.10%, 3/15/17+	1,422,702
3,768,000	Government of Poland, 5.75%, 10/25/21+	1,197,467
423,160,000	Hungary Government Bond, Series 25/B, 5.50%, 6/24/25+	1,868,977
9,446,000,000	Indonesia Government, Series FR53, 8.25%, 7/15/21+	737,608
437,050,000	Japan, Series 362, 0.10%, 3/15/18+	3,907,506
660,000,000	Japan Treasury Discount Bill, Series 580, 0.04%, 4/11/16+(g)	5,865,032
440,000,000	Japan Treasury Discount Bill, Series 582, 0.00%, 4/18/16+(g)	3,910,068
260,000,000	Japan Treasury Discount Bill, Series 588, 0.00%, 5/16/16+(g)	2,310,768
880,000,000	Japan Treasury Discount Bill, Series 590, 0.00%, 5/23/16+(g)	7,821,177
870,000,000	Japan Treasury Discount Bill, Series 591, 0.00%, 5/30/16+(g)	7,732,416
870,000,000	Japan Treasury Discount Bill, Series 592, 0.00%, 6/6/16+(g)	7,732,493
880,000,000	Japan Treasury Discount Bill, Series 596, 0.00%, 6/20/16+(g)	7,821,536
440,000,000	Japan Treasury Discount Bill, Series 593, 0.00%, 9/12/16+(g)	3,911,253
128,111,000	Mexican Bonos Desarr, Series M, 6.50%, 6/10/21+(c)(i)	7,788,614
262,000,000	Mexican Cetes, Series BI, 0.00%, 4/14/16+(i)	1,514,549
172,198,700	Mexican Cetes, Series BI, 0.00%, 4/28/16+(i)	993,967
7,659,000	Poland Government Bond, Series 1020, 5.25%, 10/25/20+	2,347,358
5,159,000	Poland Government Bond, Series 0725, 3.25%, 7/25/25+	1,442,762
5,672,000	Poland Government Bond, Series 0726, 2.50%, 7/25/26+	1,475,439
4,556,498	United Kingdom Treasury, 2.00%, 9/7/25+	6,884,016

		95,677,453

Total Foreign Bonds (Cost $96,897,596)		97,377,097

Yankee Dollars (3.7%):
Banks (0.6%):
1,150,000	BNP Paribas SA, 2.40%, 12/12/18^	1,168,845
1,275,000	HSBC Holdings plc, 6.38%, 12/29/49, Callable 9/17/24 @ 100^(c)	1,184,156
325,000	ING Groep NV, 6.00%, 12/31/49, Callable 4/16/20 @ 100(c)	304,078
865,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19	890,016
200,000	Lloyds Bank plc, 2.30%, 11/27/18	201,633

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$250,000	Rabobank Nederland, 3.95%, 11/9/22	$256,092
455,000	Standard Chartered plc, 6.50%, 12/31/49, Callable 4/2/20 @ 100^(c)(d)	392,483
460,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19	467,496
366,000	UBS AG Stamford CT, 2.38%, 8/14/19	371,528

		5,236,327

Capital Markets (0.2%):
400,000	CSG Guernsey I, Ltd., Registered Shares, 7.88%, 2/24/41, Callable 8/24/16 @ 100(c)(d)	405,200
446,000	Deutsche Bank AG, 1.88%, 2/13/18	443,161

		848,361

Diversified Financial Services (0.1%):
253,000	Export-Import Bank of Korea, 2.88%, 9/17/18	259,511
811,000	Export-Import Bank of Korea, 2.63%, 12/30/20	830,850
255,000	GE Capital International Holdings, Ltd., 2.34%, 11/15/20(d)	261,232
222,000	Volkswagen International Finance NV, Registered Shares, 4.00%, 8/12/20(d)	231,407

		1,583,000

Diversified Telecommunication Services (0.2%):
568,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 4/1/16 @ 103.75	360,680
190,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104^(d)	195,700
572,000	Telecom Italia SpA, 5.30%, 5/30/24(d)	586,300

		1,142,680

Electric Utilities (0.0%):
85,000	Empresa Distribuidora Y Comercializadora Norte SA, 9.75%, 10/25/22, Callable 10/25/18 @ 104.88(d)	86,700
527,380	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 4/21/16 @ 100(a)(d)	52,738

		139,438

Energy Equipment & Services (0.1%):
562,000	Petroleos Mexicanos, 5.75%, 3/1/18	591,505

Financial Services (0.1%):
495,000 UBS Group AG, 4.13%, 9/24/25		495,706

Industrial Conglomerates (0.1%):
400,000	Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17(d)	406,090
400,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(d)	173,000

		579,090

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Internet Software & Services (0.1%):
$670,000	Alibaba Group Holding, Ltd., 3.13%, 11/28/21, Callable 9/28/21 @ 100	$682,798
313,000	Alibaba Group Holding, Ltd., 3.60%, 11/28/24, Callable 8/28/24 @ 100^	315,650

		998,448

Media (0.0%):
200,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 103(d)	205,000

Metals & Mining (0.1%):
306,000	First Quantum Minerals, Ltd., Registered Shares, 6.75%, 2/15/20, Callable 2/15/17 @ 103.38(d)	209,610
897,000	First Quantum Minerals, Ltd., Registered Shares, 7.00%, 2/15/21, Callable 2/15/18 @ 103.5(d)	600,990

		810,600

Oil, Gas & Consumable Fuels (0.3%):
775,000	Petroleos Mexicanos, 3.50%, 7/23/20^	759,500
494,000	YPF SA, 8.88%, 12/19/18^(d)	512,772
1,481,000	YPF Sociedad Anonima, 8.50%, 7/28/25(d)	1,443,234

		2,715,506

Paper & Forest Products (0.2%):
1,287,000	TFS Corp., Ltd., 11.00%, 7/15/18, Callable 5/6/16 @ 108(b)	1,338,480

Pharmaceuticals (0.1%):
669,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100	687,871

Real Estate Investment Trusts (REITs) (0.0%):
316,000	Trust F/1401, 5.25%, 12/15/24(d)	321,530

Real Estate Management & Development (0.0%):
351,000	IRSA Propiedades Comerciales SA, 8.75%, 3/23/23, Callable 3/23/20 @ 104.38(d)	351,527
200,000	Sun Hung Kai Properties, Ltd., Series E, 4.50%, 2/14/22(d)	218,854

		570,381

Sovereign Bonds (1.5%):
388,000	City of Buenos Aires Agrentina, 8.95%, 2/19/21^(d)	416,130
947,000	Federal Republic of Brazil, 6.00%, 1/17/17	975,884
446,000	Provincia de Buenos Aires, 9.13%, 3/16/24(d)	456,918
1,314,507	Republic of Argentina, 8.75%, 5/7/24(g)	1,422,296
781,000	Republic of Colombia, 7.38%, 1/27/17	815,364
2,612,000	Republic of Hungary, 6.38%, 3/29/21	2,967,389
480,000	Republic of Indonesia, 6.88%, 1/17/18(d)	520,702

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bonds, continued
$650,000	Republic of Poland, 6.38%, 7/15/19	$738,972
1,228,000	Republic of Turkey, 6.75%, 4/3/18	1,321,733
862,000	United Mexican States, 5.63%, 1/15/17	889,153

		10,524,541

Total Yankee Dollars (Cost $29,414,551)		28,788,464

U.S. Government Agency Mortgage (0.6%):
4,359,527	Federal National Mortgage Association, 3.00%, 4/25/46	4,471,921

Total U.S. Government Agency Mortgage (Cost $4,446,973)		4,471,921

U.S. Treasury Obligations (20.1%):
U.S. Treasury Bills (6.2%)
4,492,000	0.10%, 4/14/16(g)	4,491,834
3,700,000	0.09%, 5/5/16(g)	3,699,682
5,500,000	0.09%, 5/12/16(g)	5,499,395
27,000,000	0.13%, 5/19/16(g)	26,995,274
8,000,000	0.18%, 6/9/16(g)	7,997,208

		48,683,393

U.S. Treasury Notes (10.7%)
2,281,000	0.88%, 1/31/17(j)	2,286,080
51,399,400	1.13%, 2/28/21	51,188,559
3,296,500	1.75%, 3/31/22	3,355,349
4,236,100	1.88%, 8/31/22	4,334,721
4,530,000	1.75%, 9/30/22	4,599,545
4,220,000	1.88%, 10/31/22	4,316,765
6,304,000	2.00%, 8/15/25	6,425,157
8,258,300	1.63%, 2/15/26	8,139,587

		84,645,763

U.S. Treasury Inflation Index Notes (3.2%)
5,035,900	0.38%, 7/15/25	5,140,924
18,534,400	0.63%, 1/15/26	19,319,644

		24,460,568

Total U.S. Treasury Obligations (Cost $155,921,647)		157,789,724

Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $145,171)		174,223

Collateralized Mortgage Obligation (0.1%):
459,000	Logistics UK, Class F, Series 2015-1A, 4.20%, 8/20/25(a)(b)(c)	632,890

Total Collateralized Mortgage Obligation (Cost $688,103)		632,890

Purchased Options (0.0%):
Total Purchased Options (Cost $4,222,585)		1,769,044

Exchange Traded Funds (2.3%):
4,667	ETFS Platinum Trust(j)	438,885
5,528	ETFS Physical Palladium Shares(j)	300,115
124,200	iShares Gold Trust(j)	1,475,496
132,448	SPDR Gold Trust(j)	15,575,885

Total Exchange Traded Fund (Cost $18,878,383)		17,790,381

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (5.1%):
$39,862,577	AZL BlackRock Global Allocation Fund Securities Lending Collateral Account(k)	$39,862,577

Total Securities Held as Collateral for Securities on Loan (Cost $39,862,577)		39,862,577

Unaffiliated Investment Company (0.6%):
4,405,322	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(g)	4,405,322

Total Unaffiliated Investment Company (Cost $4,405,322)		4,405,322

Total Investment Securities (Cost $834,276,149)(l) - 106.4%		836,342,394
Net other assets (liabilities) - (6.4)%		(53,052,822)

Net Assets - 100.0%		$783,289,572

Percentages indicated are based on net assets as of March 31, 2016.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
MTN	-	Medium Term Note
SPDR	-	Standard & Poor’s Depository Receipts
TBA	-	TBA

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $38,284,606.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2016. The total of all such securities represent 1.87% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 1.75% of the net assets of the fund.
(c)	Variable rate security. The rate presented represents the rate in effect at March 31, 2016. The date presented represents the final maturity date.
(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(e)	Defaulted bond.
(f)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 0.18% of the net assets of the Fund.
(g)	The rate represents the effective yield at March 31, 2016.
(h)	Principal amount is stated in 1,000 Brazilian Real Units.
(i)	Principal amount is stated in 100 Mexican Peso Units.
(j)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).
(k)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(l)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Amounts shown as “—” are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2016:

Country	Percentage
Argentina	0.6%
Australia	1.1%
Belgium	0.1%
Bermuda	—	%NM
Brazil	0.3%
Canada	1.6%
Cayman Islands	0.3%
Chile	—	%NM
China	0.2%
Colombia	0.1%
Cyprus	—	%NM
Denmark	—	%NM
European Community	—	%NM
France	2.1%
Germany	0.9%
Guernsey	—	%NM
Hong Kong	0.8%
Hungary	0.6%
India	0.4%
Indonesia	0.2%
Ireland (Republic of)	0.7%
Israel	0.5%
Italy	1.5%
Japan	13.6%
Jersey	0.2%
Kazakhstan	—	%NM
Korea, Republic Of	0.4%
Luxembourg	0.2%
Malaysia	—	%NM
Mexico	1.8%
Netherlands	1.8%
Norway	0.1%
Poland	0.9%
Portugal	0.1%
Republic of Korea (South)	0.2%
Singapore	0.7%
Spain	0.5%
Sweden	0.1%
Switzerland	1.4%
Taiwan	0.2%
Turkey	0.2%
United Arab Emirates	0.2%
United Kingdom	4.5%
United States	60.9%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Securities Sold Short (0.1%):
Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Canadian Natural Resources, Ltd.	$(305,457)	$(307,233)	$(1,776)
Gentex Corp.	(389,265)	(389,881)	(616)

	$(694,722)	$(697,114)	$(2,392)

Futures Contracts

Cash of $601,430 has been segregated to cover margin requirements for the following open contracts as of March 31, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Tokyo Price Index June Futures (Japanese Yen)	Short	6/9/16	(10)	(1,197,458)	$2,900
MSCI Taiwan Index April Futures (U.S. Dollar)	Short	4/28/16	(68)	(2,189,600)	(11,504)
DJ EURO STOXX 50 June Futures (Euro)	Short	6/17/16	(29)	(967,030)	17,726
CAC 40 10 Euro April Futures (Euro)	Short	4/15/16	(3)	(149,613)	2,454
S&P 500 Index E-Mini June Futures	Short	6/17/16	(71)	(7,282,825)	(154,357)
FTSE 100 Index June Futures (British Pounds)	Long	6/17/16	1	87,783	502
ASX SPI 200 Index June Futures (Australian Dollar)	Long	6/16/16	1	97,065	(2,060)
Yen Denominated Nikkei 225 June Futures (Japanese Yen)	Long	6/9/16	1	74,491	(1,454)
NASDAQ 100 E-Mini June Futures	Long	6/17/16	7	626,675	16,592

Total					$(129,201)

Option Contracts

Over-the-counter options purchased as of March 31, 2016 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
Apple, Inc.	Citigroup Global Markets	Call	100.00 USD	9/16/16	14,409	$177,319
Bank of New York Mellon Corp. (The)	Deutsche Bank	Call	46.00 USD	5/20/16	59,789	660
Euro Stoxx 50 Index	Goldman Sachs	Call	3500.00 EUR	3/16/18	424	40,978
Euro Stoxx 50 Index	Morgan Stanley	Call	3025.00 EUR	3/17/17	144	29,997
Euro Stoxx 50 Index	Morgan Stanley	Call	3025.00 EUR	3/17/17	144	29,997
Euro Stoxx 50 Index	Morgan Stanley	Call	3450.00 EUR	3/20/17	248	14,527
Euro Stoxx 50 Index	UBS Warburg	Call	3600.00 EUR	6/15/18	206	16,106
Euro Stoxx 50 Index	Citigroup Global Markets	Call	3150.00 EUR	6/16/17	540	78,184
Euro Stoxx 50 Index	Bank of America	Call	3600.00 EUR	9/15/17	477	25,165
Euro Stoxx 50 Index	Deutsche Bank	Call	3426.55 EUR	9/21/18	225	28,503
Euro Stoxx 50 Index	Barclays Bank	Call	3500.00 EUR	12/15/17	488	39,811
Gilead Sciences, Inc.	Deutsche Bank	Call	99.00 USD	5/20/16	8,091	7,939
Goldman Sachs Group, Inc.	Deutsche Bank	Call	220.00 USD	5/20/16	14,300	93
Johnson & Johnson	Goldman Sachs	Call	103.00 USD	4/15/16	20,556	110,685
KeyCorp	Deutsche Bank	Call	15.75 USD	5/20/16	79,719	384
MetLife, Inc.	UBS Warburg	Call	50.00 USD	1/20/17	12,874	15,571
MetLife, Inc.	UBS Warburg	Call	52.50 USD	1/20/17	11,800	8,604
Morgan Stanley	Deutsche Bank	Call	40.75 USD	5/20/16	59,789	16
Nikkei 225	Goldman Sachs	Call	21968.28 JPY	3/09/18	16,713	47,118
Prudential Financial, Inc.	Morgan Stanley	Call	87.50 USD	1/20/17	14,400	21,576
Qualcomm, Inc.	Deutsche Bank	Call	52.50 USD	5/19/17	25,613	109,055
SPDR Gold Shares(a)	JPMorgan Stanley Chase	Call	121.00 USD	6/17/16	21,772	53,858

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

SPDR Gold Shares(a)	JPMorgan Stanley Chase	Call	120.00 USD	9/16/16	21,700	$99,599
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	355.61 EUR	3/17/17	4,134	52,310
Stoxx Europe 600 Index	JPMorgan Stanley Chase	Call	345.00 EUR	6/17/16	3,022	16,775
Stoxx Europe 600 Index	JPMorgan Stanley Chase	Call	372.06 EUR	9/15/17	3,057	27,751
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	375.00 EUR	9/16/16	6,488	14,380
SunTrust Banks, Inc.	Deutsche Bank	Call	45.50 USD	5/20/16	59,800	923
Taiwan Stock Exchange	Citigroup Global Markets	Call	9000.77 TWD	9/22/16	6,700	24,873
Taiwan Stock Exchange Weighted Index	Morgan Stanley	Call	9000.00 TWD	9/20/17	6,476	56,140
Taiwan Stock Exchange Weighted Index	Morgan Stanley	Call	9000.00 TWD	12/20/17	6,603	66,321
Teva Pharmaceutical Industries, Ltd.	Deutsche Bank	Call	63.50 USD	5/20/16	15,900	1,505
Tokyo Stock Exchange Price Index	Morgan Stanley	Call	1675.00 JPY	6/10/16	135,033	469
Wells Fargo & Co.	Deutsche Bank	Call	59.00 USD	5/20/16	59,789	194
Gentex Corp.	Morgan Stanley	Put	12.50 USD	9/16/16	68,310	13,687
Ibovespa Brasil Sao Paulo Index	Bank of America	Put	40000.00 BRL	4/13/16	107	165

Total						$1,231,238

Over-the-counter options written as of March 31, 2016 were as follows:
Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
Alexion Pharmaceuticals, Inc.	Citigroup Global Markets	Call	175.00 USD	8/19/16	960	$(1,928)
Apple, Inc.	Citigroup Global Markets	Call	120.00 USD	9/16/16	14,409	(38,035)
Bank of New York Mellon Corp. (The)	Deutsche Bank	Call	51.25 USD	5/20/16	59,789	(148)
General Electric Co.	Deutsche Bank	Call	32.50 USD	1/20/17	65,566	(89,175)
General Electric Co.	UBS Warburg	Call	31.00 USD	9/16/16	77,198	(139,986)
Gilead Sciences, Inc.	Deutsche Bank	Call	107.50 USD	5/20/16	8,091	(1,282)
Goldman Sachs Group, Inc.	Deutsche Bank	Call	245.00 USD	5/20/16	14,300	(18)
HSBC Holdings PLC	Morgan Stanley	Call	4.60 GPB	4/15/16	61,720	(999)
Johnson & Johnson	Barclays Bank	Call	110.00 USD	1/20/17	21,498	(95,313)
KeyCorp	Deutsche Bank	Call	17.90 USD	5/20/16	79,719	(109)
MetLife, Inc.	UBS Warburg	Call	55.00 USD	1/20/17	12,874	(5,490)
MetLife, Inc.	UBS Warburg	Call	57.50 USD	1/20/17	11,800	(2,904)
Morgan Stanley	Deutsche Bank	Call	46.00 USD	5/20/16	59,789	(1)
Mylan NV	Barclays Bank	Call	45.00 USD	7/15/16	5,141	(23,383)
Prudential Financial, Inc.	Morgan Stanley	Call	93.50 USD	1/20/17	14,400	(11,834)
Qualcomm, Inc.	Deutsche Bank	Call	70.00 USD	5/19/17	25,613	(14,745)
SunTrust Banks, Inc.	Deutsche Bank	Call	51.75 USD	5/20/16	59,800	(109)
Teva Pharmaceutical Industries, Ltd.	Deutsche Bank	Call	73.00 USD	5/20/16	15,900	(44)
Wells Fargo & Co.	Deutsche Bank	Call	66.00 USD	5/20/16	59,789	(18)
Whitewave Foods Co.	Nomura	Call	37.50 USD	4/15/16	42	(14,099)
Apple, Inc.	Citigroup Global Markets	Put	90.00 USD	9/16/16	14,409	(23,872)
Euro Stoxx 50 Index	Morgan Stanley	Put	2375.00 EUR	3/17/17	144	(14,947)
Euro Stoxx 50 Index	Morgan Stanley	Put	2375.00 EUR	3/17/17	144	(14,947)
Euro Stoxx 50 Index	Citigroup Global Markets	Put	2350.00 EUR	6/16/17	540	(74,786)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Euro Stoxx 50 Index	Deutsche Bank	Put	2586.07 EUR	9/21/18	225	$(78,221)
Gentex Corp.	Morgan Stanley	Put	9.00 USD	9/16/16	59,755	(1,714)
Gilead Sciences, Inc.	Deutsche Bank	Put	90.00 USD	5/20/16	8,091	(22,199)
Johnson & Johnson	Barclays Bank	Put	97.50 USD	1/20/17	21,498	(70,162)
MetLife, Inc.	UBS Warburg	Put	45.00 USD	1/20/17	6,437	(31,463)
MetLife, Inc.	UBS Warburg	Put	46.00 USD	1/20/17	5,900	(32,138)
Nikkei 225	Goldman Sachs	Put	17974.04 JPY	3/09/18	16,713	(432,403)
Prudential Financial, Inc.	Morgan Stanley	Put	77.50 USD	1/20/17	7,200	(79,784)
Qualcomm, Inc.	Deutsche Bank	Put	40.00 USD	5/19/17	25,613	(57,480)
Taiwan Stock Exchange	Citigroup Global Markets	Put	8100.70 TWD	9/21/16	6,700	(61,556)
Taiwan Stock Exchange Weighted Index	Morgan Stanley	Put	8600.00 TWD	9/20/17	6,476	(212,538)
Taiwan Stock Exchange Weighted Index	Morgan Stanley	Put	8600.00 TWD	12/20/17	6,603	(229,381)
Teva Pharmaceutical Industries, Ltd.	Deutsche Bank	Put	55.00 USD	5/20/16	15,900	(52,235)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	1450.00 JPY	6/10/16	135,033	(136,971)

Total						$(2,066,417)

Exchange-traded options purchased as of March 31, 2016 were as follows:
Description		Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
Chipotle Mexican Grill		Call	530.00 USD	6/17/16	1	$1,005
SPDR Gold Shares(a)		Call	117.00 USD	4/15/16	217	43,509
SPDR Gold Shares(a)		Call	117.00 USD	5/20/16	182	60,060
SPDR Gold Shares(a)		Call	118.00 USD	5/20/16	217	61,194
SPDR Gold Shares(a)		Call	120.00 USD	6/17/16	217	60,977
SPDR Gold Shares(a)		Call	121.00 USD	6/30/16	218	59,296
SPDR Gold Trust(a)		Call	125.00 USD	9/30/16	218	69,760

Total						$355,801

Exchange-traded options written as of March 31, 2016 were as follows:
Description		Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
Chipotle Mexican Grill		Call	600.00 USD	6/17/16	1	$(190)
Kimberly-Clark Corp.		Call	125.00 USD	4/15/16	17	(16,745)
SPDR Gold Shares(a)		Call	130.00 USD	5/20/16	182	(7,189)
SPDR Gold Shares(a)		Call	133.00 USD	6/30/16	218	(14,388)
SPDR Gold Trust(a)		Call	145.00 USD	9/30/16	218	(16,459)
Whitewave Foods Co.		Call	37.50 USD	7/15/16	46	(22,770)
Chipotle Mexican Grill		Put	450.00 USD	6/17/16	2	(4,300)

Total						$(82,041)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Exchange-traded currency options purchased as of March 31, 2016 were as follows:

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Fair Value
European Euro Call Currency Option (USD/EUR)	JPMorgan Stanley Chase	1.12 EUR	7/27/16	15,233	$64,122
European Euro Put Currency Option (USD/EUR)	Morgan Stanley	1.12 USD	7/27/16	174	27,450
European Euro Call Currency Option (USD/EUR)	Morgan Stanley	1.12 USD	7/27/16	174	58,824
European Euro Put Currency Option (USD/EUR)	JPMorgan Stanley Chase	1.12 EUR	7/27/16	15,233	31,609

Total					$182,005

Over-the-counter interest rate swaptions purchased as of March 31, 2016 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Expiration Date	Notional Amount	Market Value
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	1.35 USD	6/10/16	1,742	$172,422
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	1.25 JPY	8/01/16	1,937,700	50
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	1.07 JPY	4/04/18	1,006,980	1,751

Total						$174,223

Over-the-counter interest rate swaptions written as of March 31, 2016 were as follows:
Description	Counterparty	Put/ Call	Exercise Rate	Expiration Date	Notional Amount	Market Value
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	1.05 USD	6/13/16	1,742	$(51,683)
5-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Put	1.65 USD	6/13/16	1,742	(11,766)

Total						$(63,449)

Forward Currency Contracts

At March 31, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	JPMorgan Chase	4/14/16	2,698,000	$1,931,701	$2,066,413	$(134,712)
Australian Dollar	Morgan Stanley	4/28/16	654,000	486,726	500,578	(13,852)
Brazilian Real	Citibank	4/12/16	3,043,000	753,778	843,698	(89,920)
Brazilian Real	Morgan Stanley	4/12/16	6,278,000	1,563,130	1,740,629	(177,499)
Brazilian Real	Deutsche Bank	4/14/16	2,865,000	709,598	793,913	(84,315)
Brazilian Real	Goldman Sachs	4/18/16	5,235,000	1,300,460	1,449,078	(148,618)
Brazilian Real	Morgan Stanley	7/13/16	1,524,292	358,000	411,806	(53,806)
Canadian Dollar	Citibank	4/8/16	2,031,245	1,507,000	1,564,203	(57,203)
Canadian Dollar	Morgan Stanley	6/10/16	2,698,000	2,037,072	2,077,790	(40,718)
Chilean Peso	Goldman Sachs	5/9/16	539,282,000	788,920	802,845	(13,925)
Chinese Renminbi	Goldman Sachs	5/17/16	25,350,558	3,815,000	3,912,234	(97,234)
Chinese Renminbi	Deutsche Bank	11/4/16	12,566,000	1,933,796	1,930,364	3,432
Emirati Dirham	BNP Paribas	1/19/17	2,788,058	753,000	757,551	(4,551)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Emirati Dirham	Goldman Sachs	1/19/17	2,790,242	$753,000	$758,144	$(5,144)
Emirati Dirham	BNP Paribas	1/25/17	2,766,290	747,000	751,604	(4,604)
European Euro	Morgan Stanley	4/7/16	738,000	806,988	839,793	(32,805)
Indonesian Rupiah	Credit Suisse First Boston	4/29/16	10,458,753,000	795,948	785,546	10,402
Japanese Yen	Citibank	4/11/16	660,000,000	5,602,288	5,867,157	(264,869)
Japanese Yen	BNP Paribas	4/18/16	440,000,000	3,747,232	3,912,310	(165,078)
Japanese Yen	Morgan Stanley	5/16/16	260,000,000	2,309,653	2,313,649	(3,996)
Japanese Yen	JPMorgan Chase	5/23/16	880,000,000	7,819,164	7,832,214	(13,050)
Japanese Yen	Credit Suisse First Boston	5/31/16	870,000,000	7,726,465	7,744,897	(18,432)
Japanese Yen	Deutsche Bank	6/6/16	870,000,000	7,682,798	7,746,706	(63,908)
Japanese Yen	Deutsche Bank	6/20/16	880,000,000	7,891,175	7,840,017	51,158
Japanese Yen	Credit Suisse First Boston	9/12/16	440,000,000	3,893,805	3,932,009	(38,204)
Korean Won	Goldman Sachs	4/8/16	922,296,500	758,000	806,589	(48,589)
Korean Won	Deutsche Bank	6/3/16	2,165,730,000	1,753,344	1,892,943	(139,599)
Korean Won	Morgan Stanley	6/7/16	2,232,934,000	1,840,077	1,951,671	(111,594)
Korean Won	Credit Suisse First Boston	8/10/16	1,769,212,000	1,460,770	1,545,902	(85,132)
Malaysian Ringgit	Credit Suisse First Boston	4/29/16	3,313,000	803,795	848,206	(44,411)
Mexican Peso	Deutsche Bank	4/1/16	11,909,000	636,668	689,426	(52,758)
Mexican Peso	Citibank	4/7/16	13,198,000	721,754	763,558	(41,804)
Mexican Peso	Credit Suisse First Boston	4/7/16	34,154,000	1,867,155	1,975,949	(108,794)
Mexican Peso	JPMorgan Chase	4/14/16	26,200,000	1,558,967	1,514,807	44,160
Mexican Peso	JPMorgan Chase	4/28/16	17,219,870	968,497	994,326	(25,829)
Polish Zloty	JPMorgan Chase	7/13/16	7,627,688	1,889,000	2,043,595	(154,595)
Singapore Dollar	Deutsche Bank	4/8/16	1,100,000	770,092	816,325	(46,233)
Singapore Dollar	Morgan Stanley	4/22/16	1,120,000	811,894	831,164	(19,270)
Singapore Dollar	HSBC Bank	5/19/16	2,233,000	1,632,847	1,657,060	(24,213)
Taiwanese Dollar	Credit Suisse First Boston	5/12/16	12,832,000	391,100	398,995	(7,895)
Taiwanese Dollar	Deutsche Bank	5/12/16	26,133,000	794,969	812,573	(17,604)
Taiwanese Dollar	Citibank	1/9/17	65,071,070	1,943,000	2,033,373	(90,373)
Taiwanese Dollar	Goldman Sachs	1/9/17	65,604,850	1,945,000	2,050,053	(105,053)
Taiwanese Dollar	JPMorgan Chase	1/9/17	64,779,873	1,943,000	2,024,273	(81,273)
Taiwanese Dollar	Credit Suisse First Boston	1/11/17	64,579,900	1,925,000	2,018,122	(93,122)
Taiwanese Dollar	Deutsche Bank	2/16/17	24,630,540	737,000	770,373	(33,373)

				$94,865,626	$97,614,431	$(2,748,805)

Long Contracts:
Australian Dollar	JPMorgan Chase	4/14/16	2,698,000	$2,063,317	$2,066,413	$3,096
Australian Dollar	Morgan Stanley	4/28/16	654,000	498,400	500,578	2,178
Australian Dollar	JPMorgan Chase	6/30/16	2,560,000	1,966,387	1,953,651	(12,736)
Brazilian Real	Citibank	4/12/16	3,043,000	835,966	843,698	7,732
Brazilian Real	Morgan Stanley	4/12/16	6,278,000	1,727,620	1,740,629	13,009
Brazilian Real	Morgan Stanley	7/13/16	1,524,292	393,833	411,806	17,973
Canadian Dollar	Citibank	4/8/16	2,031,245	1,565,292	1,564,203	(1,089)
Canadian Dollar	Morgan Stanley	6/10/16	2,698,000	2,081,752	2,077,790	(3,962)
Canadian Dollar	JPMorgan Chase	6/16/16	2,539,000	1,973,173	1,955,352	(17,821)
Canadian Dollar	Deutsche Bank	6/30/16	2,539,000	1,973,971	1,955,381	(18,590)
Chilean Peso	Goldman Sachs	5/9/16	539,282,000	806,041	802,845	(3,196)
Chinese Renminbi	Deutsche Bank	11/4/16	12,566,000	1,913,070	1,930,364	17,294
European Euro	Deutsche Bank	4/7/16	738,000	814,641	839,793	25,152
European Euro	Deutsche Bank	4/8/16	1,156,000	1,273,981	1,315,487	41,506
European Euro	Credit Suisse First Boston	4/14/16	740,000	803,936	842,243	38,307
European Euro	Goldman Sachs	4/14/16	724,000	787,198	824,033	36,835
European Euro	Citibank	4/15/16	1,105,000	1,199,048	1,257,712	58,664
European Euro	JPMorgan Chase	4/15/16	2,447,000	2,663,584	2,785,177	121,593
European Euro	Deutsche Bank	4/21/16	2,769,000	3,010,111	3,152,237	142,126
European Euro	Credit Suisse First Boston	4/29/16	2,192,000	2,428,385	2,495,969	67,584
European Euro	Citibank	5/13/16	2,436,000	2,703,643	2,775,079	71,436
European Euro	Morgan Stanley	5/19/16	2,416,000	2,756,245	2,752,841	(3,404)
European Euro	Credit Suisse First Boston	6/30/16	1,379,000	1,574,363	1,573,393	(970)
European Euro	Credit Suisse First Boston	7/1/16	2,412,000	2,757,254	2,752,106	(5,148)
Indonesian Rupiah	Credit Suisse First Boston	4/29/16	10,458,753,000	796,554	785,546	(11,008)
Japanese Yen	Citibank	4/7/16	78,447,000	700,659	697,276	(3,383)
Japanese Yen	Morgan Stanley	5/19/16	220,307,940	1,965,000	1,960,593	(4,407)
Malaysian Ringgit	Credit Suisse First Boston	4/29/16	3,313,000	856,803	848,206	(8,597)
Mexican Peso	Deutsche Bank	4/1/16	6,861,750	382,637	397,235	14,598

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Polish Zloty	JPMorgan Chase	7/13/16	7,627,688	$2,019,050	$2,043,595	$24,545
Singapore Dollar	Deutsche Bank	4/8/16	1,100,000	814,001	816,325	2,324
Singapore Dollar	Morgan Stanley	4/22/16	1,120,000	829,304	831,164	1,860
Singapore Dollar	HSBC Bank	5/19/16	2,233,000	1,663,129	1,657,060	(6,069)
Taiwanese Dollar	Credit Suisse First Boston	5/12/16	12,832,000	400,187	398,995	(1,192)
Taiwanese Dollar	Deutsche Bank	5/12/16	26,133,000	814,493	812,573	(1,920)
Taiwanese Dollar	Citibank	1/9/17	65,071,070	1,992,927	2,033,373	40,446
Taiwanese Dollar	Credit Suisse First Boston	1/9/17	65,585,400	2,012,439	2,049,445	37,006
Taiwanese Dollar	JPMorgan Chase	1/9/17	64,779,873	1,985,255	2,024,273	39,018
Taiwanese Dollar	Credit Suisse First Boston	1/11/17	64,579,900	1,982,316	2,018,122	35,806
Taiwanese Dollar	Deutsche Bank	2/16/17	24,630,540	768,743	770,373	1,630

				$60,554,708	$61,312,934	$758,226

At March 31, 2016, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen/European Euro	Deutsche Bank	210,900,268 JPY	1,699,000 EUR	$1,879,605	$1,820,818	$(58,787)
Japanese Yen/European Euro	Deutsche Bank	125,225,076 JPY	978,000 EUR	1,112,194	1,112,479	285
Japanese Yen/European Euro	HSBC Bank	86,604,196 JPY	668,000 EUR	764,503	774,966	10,463
Japanese Yen/European Euro	Morgan Stanley	209,222,906 JPY	1,643,000 EUR	1,874,356	1,867,572	(6,784)

				$5,630,658	$5,572,835	$(57,823)

Centrally Cleared Credit Default Swap Agreements - Buy Protection(b)

At March 31, 2016, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at March 31, 2016 (%)(c)	Notional Amount ($)(d)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 25	JPMorgan Chase	12/20/20	4.31	1,878,428	5.00	—	(64,941)	64,941
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 26	JPMorgan Chase	6/20/21	4.40	2,198,000	5.00	—	(48,546)	48,546

						—	(113,487)	113,487

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Centrally Cleared Credit Default Swap Agreements - Sell Protection(b)

At March 31, 2016, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at March 31, 2016 (%)(c)	Notional Amount ($)(d)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 25	JPMorgan Chase	12/20/20	0.88	4,802,000	1.00	—	37,146	(37,146)
iTraxx Crossover Swap Agreement with JPMorgan Chase Bank, N.A., Series 24	JPMorgan Chase	12/20/20	1.00	2,938,219	5.00	247,400	211,868	35,532

						247,400	249,014	(1,614)

Over-the-Counter Currency Swap Agreements

At March 31, 2016, the Fund’s open over-the-counter currency swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount (Local)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	1.230	3/15/17	Bank of America	1,597,500 JPY	(98,418)	(98,418)
Pay	3-Month U.S. Dollar LIBOR BBA	1.963	3/15/18	Bank of America	2,631,000 JPY	(10,755)	(10,755)
Pay	3-Month U.S. Dollar LIBOR BBA	1.838	3/15/18	Bank of America	1,739,500 JPY	506	506

						(108,667)	(108,667)

Centrally Cleared Interest Rate Swap Agreements

At March 31, 2016, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)	Upfront Premiums Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	0.935	2/26/20	JPMorgan Chase	10,860,612 GBP	198	31,943	31,744
Pay	3-Month U.S. Dollar LIBOR BBA	1.952	9/11/22	JPMorgan Chase	4,110,000 USD	61	(156,030)	(156,090)
Pay	3-Month U.S. Dollar LIBOR BBA	1.640	10/19/22	JPMorgan Chase	4,120,000 USD	62	(96,432)	(96,494)
Pay	3-Month U.S. Dollar LIBOR BBA	1.825	11/3/22	JPMorgan Chase	4,140,000 USD	62	(146,671)	(146,733)

							(367,190)	(367,573)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Total Return Swaps at March 31, 2016

Pay/ Receive	Reference Entity	Expiration Date	Counterparty	Notional Amount (Local)	Unrealized Appreciation/ (Depreciation)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	179,040 EUR	$(12,320)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/15/17	BNP Paribas SA	357,346 EUR	(11,696)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/15/17	BNP Paribas SA	365,440 EUR	(8,640)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	363,120 EUR	(29,680)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	192,100 EUR	(14,960)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	27,850,000 JPY	49,231
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	25,515,000 JPY	40,309
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	43,387,500 JPY	10,339
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	42,966,300 JPY	14,082
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	24,640,000 JPY	1,120
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	31,410,000 JPY	2,239

					$40,024

(a)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).
(b)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.
(c)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(d)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL Boston Company Research Growth Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.8%):
Aerospace & Defense (5.3%):
64,641	Honeywell International, Inc.	$7,243,025
36,606	Raytheon Co.	4,488,994
35,904	United Technologies Corp.	3,593,990

		15,326,009

Auto Components (1.1%):
43,107	Delphi Automotive plc	3,233,887

Automobiles (0.9%):
11,232	Tesla Motors, Inc.*	2,580,777

Beverages (5.3%):
45,618	Coca-Cola Co. (The)	2,116,219
47,498	Molson Coors Brewing Co., Class A	4,568,358
81,427	PepsiCo, Inc.	8,344,639

		15,029,216

Biotechnology (4.7%):
99,777	AbbVie, Inc.	5,699,263
15,206	Biogen Idec, Inc.*	3,958,426
19,410	BioMarin Pharmaceutical, Inc.*	1,600,937
26,807	Vertex Pharmaceuticals, Inc.*	2,130,888

		13,389,514

Capital Markets (2.4%):
10,965	BlackRock, Inc., Class A	3,734,350
98,653	Federated Investors, Inc., Class B	2,846,139

		6,580,489

Chemicals (2.2%):
67,768	Dow Chemical Co. (The)	3,446,680
9,537	Sherwin Williams Co.	2,714,898

		6,161,578

Communications Equipment (1.8%):
174,908	Cisco Systems, Inc.	4,979,631

Consumer Finance (1.2%):
118,177	Synchrony Financial*	3,386,953

Diversified Financial Services (1.3%):
16,205	IntercontinentalExchange, Inc.	3,810,444

Energy Equipment & Services (1.1%):
40,375	Schlumberger, Ltd.	2,977,656

Food Products (3.4%):
118,902	ConAgra Foods, Inc.	5,305,407
108,309	Mondelez International, Inc., Class A	4,345,357

		9,650,764

Health Care Equipment & Supplies (3.6%):
190,190	Boston Scientific Corp.*	3,577,474
45,084	DENTSPLY SIRONA, Inc.	2,778,527
51,393	Medtronic plc	3,854,475

		10,210,476

Health Care Providers & Services (3.8%):
33,969	Cardinal Health, Inc.	2,783,760
46,727	Centene Corp.*	2,876,981
39,536	UnitedHealth Group, Inc.	5,096,190

		10,756,931

Hotels, Restaurants & Leisure (2.3%):
51,524	McDonald’s Corp.	6,475,536

Industrial Conglomerates (1.8%):
52,490	Danaher Corp.	4,979,201

Insurance (1.0%):
82,492	Progressive Corp. (The)	2,898,769

Internet & Catalog Retail (4.8%):
15,269	Amazon.com, Inc.*	9,064,289
3,598	Priceline Group, Inc. (The)*	4,637,678

		13,701,967

Internet Software & Services (9.4%):
9,424	Alphabet, Inc., Class A*	7,189,570

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
11,527	Alphabet, Inc., Class C*	$8,587,039
97,091	Facebook, Inc., Class A*	11,078,082

		26,854,691

IT Services (4.3%):
54,642	Cognizant Technology Solutions Corp., Class A*	3,426,053
112,804	Visa, Inc., Class A	8,627,250

		12,053,303

Media (5.5%):
72,903	CBS Corp., Class B	4,016,226
14,096	Charter Communications, Inc., Class A*	2,853,453
79,009	Comcast Corp., Class A	4,825,870
170,688	Interpublic Group of Cos., Inc. (The)	3,917,290

		15,612,839

Personal Products (1.7%):
50,412	Estee Lauder Co., Inc. (The), Class A	4,754,356

Pharmaceuticals (2.7%):
66,160	Bristol-Myers Squibb Co.	4,226,300
46,058	Eli Lilly & Co.	3,316,637

		7,542,937

Road & Rail (2.2%):
77,328	Union Pacific Corp.	6,151,442

Semiconductors & Semiconductor Equipment (1.5%):
28,092	Broadcom, Ltd.	4,340,214

Software (8.5%):
50,100	Citrix Systems, Inc.*	3,936,858
34,554	Intuit, Inc.	3,593,962
162,748	Oracle Corp.	6,658,020
64,216	Salesforce.com, Inc.*	4,741,067
48,819	Splunk, Inc.*	2,388,714
37,598	Workday, Inc., Class A*	2,889,030

		24,207,651

Specialty Retail (6.1%):
57,822	Home Depot, Inc. (The)	7,715,189
13,789	Tiffany & Co.	1,011,837
60,591	TJX Cos., Inc. (The)	4,747,305
19,984	Ulta Salon, Cosmetics & Fragrance, Inc.*	3,871,700

		17,346,031

Technology Hardware, Storage & Peripherals (6.2%):
162,041	Apple, Inc.	17,660,849

Textiles, Apparel & Luxury Goods (2.7%):
129,572	Hanesbrands, Inc.	3,672,070
62,666	Nike, Inc., Class B	3,852,080

		7,524,150

Total Common Stocks (Cost $220,667,767)		280,178,261

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Affiliated Investment Company (1.6%):
4,531,970	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(a)	4,531,970

Total Affiliated Investment Company (Cost $4,531,970)		4,531,970

Total Investment Securities (Cost $225,199,737)(b) - 100.4%		284,710,231

Continued

AZL Boston Company Research Growth Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Affiliated Investment Company (continued)
Net other assets (liabilities) - (0.4)%	(1,259,072)

Net Assets - 100.0%	$283,451,159

Percentages indicated are based on net assets as of March 31, 2016.

*	Non-income producing security.
(a)	The rate represents the effective yield at March 31, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.2%):
Aerospace & Defense (0.4%):
3,414	Aselsan Elektronik Sanayi Ve Ticaret AS	$22,187
20,000	AviChina Industry & Technology Co., Ltd.	15,018
8,128	Embraer SA, ADR	214,254
650	Korea Aerospace Industries, Ltd.	37,049
174	S&T Dynamics Co., Ltd.	2,107

		290,615

Air Freight & Logistics (0.1%):
287	Hanjin Transportation Co., Ltd.	9,967
247	Hyundai Glovis Co., Ltd.	40,702
31,000	Pos Malaysia Berhad	21,475
26,000	Sinotrans, Ltd.	11,361

		83,505

Airlines (1.0%):
20,000	Air China, Ltd.	14,205
98,300	AirAsia Berhad	46,210
92,600	Asia Aviation pcl	15,268
3,987	Asiana Airlines, Inc.*	16,724
18,570	Cebu Air, Inc.	36,116
70,000	China Airlines, Ltd.*	25,005
10,000	China Eastern Airlines Corp., Ltd., H Shares*	5,610
443	China Southern Airlines Co., Ltd., ADR^	13,839
18,000	China Southern Airlines Co., Ltd., Class H	11,279
14,200	Controladora Vuela Compania de Aviacion SAB de C.V., Class A*	30,005
46,000	Eva Airways Corp.*	25,721
26,797	Grupo Aeromexico SAB de C.V.*	64,984
1,054	Korean Air Lines Co., Ltd.*	28,569
19,902	Latam Airlines Group SA, ADR*	139,314
91,400	Thai Airways International Public Co., Ltd.*	38,457
23,346	Turk Hava Yollari Anonim Ortakligi*	64,536

		575,842

Auto Components (0.8%):
6,717	Apollo Tyres, Ltd.	17,736
1,996	Bharat Forge, Ltd.	26,314
28,000	Cheng Shin Rubber Industry Co., Ltd.	56,261
9,000	Depo Auto Parts Industries Co., Ltd.	29,487
2,953	Exide Industries, Ltd.	6,213
49	Global & Yuasa Battery Co., Ltd.	1,820
1,436	Hankook Tire Co., Ltd.	68,318
9,000	Hota Industrial Manufacturing Co., Ltd.	39,080
7,000	Hu Lane Associate, Inc.	33,349
434	Hyundai Wia Corp.	39,836
13,650	Kenda Rubber Industrial Co., Ltd.	21,708
5,872	Kumho Tire Co., Inc.*	43,067
3,500	Mahle-Metal Leve SA	23,074
408	Mando Corp.	55,825
133	Mando Corp.	6,280
10,537	Metair Investments, Ltd.^	14,137
10,000	Minth Group, Ltd.	23,282
6,237	Motherson Sumi Systems, Ltd.	25,321
13,000	Nan Kang Rubber Tire Co., Ltd.*	12,968
446	Nexen Tire Corp.	5,674
12,000	Nexteer Automotive Group, Ltd.	12,361
69	S&T Motiv Co., Ltd.	4,166
18,200	Sri Trang Agro-Industry Public Co., Ltd.	6,467
3,870	Sungwoo Hitech Co., Ltd.	33,499
10,000	Tong Yang Industry Co., Ltd.	15,014

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
1,581	Tube Investments of India, Ltd.	$9,238

		630,495

Automobiles (1.7%):
1,846	Bajaj Auto, Ltd.	67,059
14,000	Brilliance China Automotive Holdings, Ltd.	14,491
6,000	BYD Co., Ltd., Class H*^	34,414
32,000	Dongfeng Motor Corp., Series H	39,918
79,200	DRB-HICOM Berhad	20,727
2,890	Ford Otomotiv Sanayi AS	38,110
60,000	Geely Automobile Holdings, Ltd.	29,718
28,500	Great Wall Motor Co.	23,158
26,000	Guangzhou Automobile Group Co., Ltd.	27,063
530	Hero MotoCorp, Ltd.	23,572
1,493	Hyundai Motor Co.	199,052
2,261	Kia Motors Corp.	95,061
13,050	Mahindra & Mahindra, Ltd., GDR	232,290
1,232	Maruti Suzuki India, Ltd.	69,124
83,800	PT Astra International TbK	45,815
10,000	Sanyang Industry Co., Ltd.*	6,676
29,039	Tata Motors, Ltd.*	169,198
4,675	Tofas Turk Otomobil Fabrikasi AS	37,916
23,500	UMW Holdings Berhad	41,466
18,000	Yulon Motor Co., Ltd.	17,463

		1,232,291

Banks (12.5%):
16,900	Affin Holdings Berhad	10,146
173,000	Agricultural Bank of China, Ltd.	62,261
21,127	Akbank T.A.S.	60,158
942	Alior Bank SA*	16,405
51,800	Alliance Financial Group Berhad	55,159
58,200	AMMB Holdings Berhad	68,713
7,292	Axis Bank, Ltd.	246,833
3,900	Banco Bradesco SA	32,816
34,151	Banco Bradesco SA, ADR	254,425
424	Banco de Chile, ADR	27,327
506	Banco de Credito e Inversiones	20,474
11,100	Banco do Brasil SA	60,270
1,391	Banco Santander Brasil SA	6,543
4,133	Banco Santander Chile, ADR	79,973
3,651	Bancolombia SA, ADR	124,790
7,400	Bangkok Bank Public Co., Ltd.	37,861
925	Bank Handlowy w Warszawie SA	22,443
11,490	Bank Millennium SA*	17,962
546,000	Bank of China, Ltd.	226,735
20,000	Bank of Chongqing Co., Ltd., H Shares	16,240
71,000	Bank of Communications Co., Ltd., Class H	46,713
12,400	Bank of the Philippine Islands	23,441
989	Bank Pekao SA	43,656
223,900	Bank Rakyat Indonesia	192,906
341	Bank Zachodni WBK SA	28,048
12,604	Banregio Grupo Financiero SAB de C.V.	73,440
8,434	Barclays Africa Group, Ltd.	85,223
11,990	BDO Unibank, Inc.	26,652
33,800	BIMB Holdings Berhad	33,398
7,896	BNK Financial Group, Inc.	66,968
1,688	Capitec Bank Holdings, Ltd.	65,374
49,220	Chang Hwa Commercial Bank	25,223
61,000	China Citic Bank Co., Ltd.*	37,371
988,000	China Construction Bank	630,705
159,000	China Development Financial Holding Corp.	42,461

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
31,000	China Everbright Bank Co., Series H	$15,074
34,000	China Merchants Bank Co., Ltd.	71,434
53,000	China Minsheng Banking Corp., Ltd.	49,496
148,097	Chinatrust Financial Holding Co., Ltd.	78,170
32,000	Chongqing Rural Commercial Bank Co., Ltd.	16,912
38,452	Commercial International Bank Egypt SAE, GDR	136,202
5,789	Corpbanca SA, ADR	79,599
1,120	Credicorp, Ltd.	146,731
5,072	DGB Financial Group, Inc.	39,471
54,129	E.Sun Financial Holding Co., Ltd.	30,189
9,000	EnTie Commercial Bank	4,054
76,920	Far Eastern International Bank	22,774
25,419	Federal Bank, Ltd.	17,820
93,205	First Financial Holdings Co., Ltd.	46,029
5,605	Grupo Aval Acciones y Valores SA, ADR	43,327
2,540	Grupo Elektra, SAB de C.V.^	49,608
27,280	Grupo Financiero Banorte SAB de C.V.	154,626
27,019	Grupo Financiero Inbursa SAB de C.V., Class O	54,089
5,861	Grupo Financiero Santander Mexico SAB de C.V., Class B, ADR	52,925
39,050	Grupo Security SA	11,317
2,866	Hana Financial Holdings Group, Inc.	62,144
14,384	Hong Leong Bank Berhad	49,827
13,080	Hong Leong Financial Group Berhad	52,102
94,518	Hua Nan Financial Holdings Co., Ltd.	46,973
42,000	Huishang Bank Corp., Ltd., Class H	20,306
33,503	ICICI Bank, Ltd.	121,094
3,235	IndusInd Bank, Ltd.	47,254
659,000	Industrial & Commercial Bank of China	368,843
3,544	Industrial Bank of Korea (IBK)	37,960
869	ING Bank Slaski SA	28,163
52,198	Itau Unibanco Banco Multiplo SA, ADR	448,380
3,600	Itau Unibanco Holding SA	26,587
112	JB Financial Group Co., Ltd.	568
22,900	Kasikornbank Public Co., Ltd.	112,480
8,069	KB Financial Group, Inc., ADR	222,624
23,200	Kiatnakin Bank Public Co., Ltd.	27,699
25,000	King’s Town Bank	17,144
124	Komercni Banka AS	27,339
54,800	Krung Thai Bank Public Co., Ltd.	29,126
124,300	LH Financial Group pcl	6,642
73,562	Malayan Banking Berhad	170,260
234	mBank SA*	21,323
64,871	Mega Financial Holdings Co., Ltd.	46,140
5,612	Nedcor, Ltd.^	73,664
1,922	OTP Bank Nyrt	48,177
43,720	Philippine National Bank*	49,925
8,861	Powszechna Kasa Oszczednosci Bank Polski SA*	66,014
101,000	PT Bank Central Asia Tbk	101,320
86,000	PT Bank Danamon Indonesia Tbk	24,651
131,700	PT Bank Mandiri Tbk	102,302
130,600	PT Bank Negara Indonesia Tbk	51,219
293,200	PT Bank Tabungan Negara Tbk	38,730
39,700	Public Bank Berhad	191,313
14,200	RHB Capital Berhad	21,498
33,600	Rizal Commercial Banking Co.	21,928
16,669	Sberbank of Russia, ADR	115,683
25,900	Security Bank Corp.	98,490

Shares		Fair Value
Common Stocks, continued
Banks, continued
22,831	Sekerbank T.A.S*	$12,972
8,408	Shinhan Finnancial Group Co., Ltd., ADR	296,045
20,000	Siam Commercial Bank Public Co., Ltd.	80,150
63,238	SinoPac Financial Holdings Co., Ltd.	19,539
6,355	South Indian Bank, Ltd.	1,692
13,292	Standard Bank Group, Ltd.	119,253
2,661	State Bank of India, GDR	80,894
78,736	Taichung Commercial Bank Co., Ltd.	23,091
83,000	Taishin Financial Holding Co., Ltd.	29,247
107,300	Taiwan Business Bank*	28,430
64,000	Taiwan Cooperative Financial Holding Co., Ltd.	28,625
20,600	Thanachart Capital Pcl	22,109
3,859	The Jammu & Kashmir Bank, Ltd.	3,524
18,300	Tisco Financial Group Public Co., Ltd.	23,653
304,300	TMB Bank Public Co., Ltd.	21,796
43,863	Turkiye Garanti Bankasi AS	128,198
10,334	Turkiye Halk Bankasi AS	38,372
36,181	Turkiye Is Bankasi AS, Class C	59,793
53,419	Turkiye Sinai Kalkinma Bankasi AS	31,273
17,464	Turkiye Vakiflar Bankasi T.A.O., Class D	29,173
27,560	Union Bank of Taiwan	7,826
15,477	VTB Bank OJSC, GDR	34,096
5,313	Woori Bank	43,961
11,245	Yapi ve Kredi Bankasi AS*	16,554
1,918	Yes Bank, Ltd.	25,018

		8,190,136

Beverages (2.4%):
125,317	Ambev SA, ADR	649,141
2,470	Anadolu Efes Biracilik ve Malt Sanayii AS	18,802
13,640	Arca Continental SAB de C.V.	94,701
8,100	Carlsberg Brewery Malaysia Berhad	29,062
22,000	China Resources Enterprises, Ltd.	40,971
896	Coca-Cola Femsa SAB de C.V., ADR	74,413
2,108	Coca-Cola Icecek AS	30,726
1,728	Compania Cervecerias Unidas SA, ADR	38,794
3,825	Embotelladora Andina SA, Class B, ADR	72,943
2,918	Fomento Economico Mexicano SAB de C.V., ADR	281,033
7,400	Guinness Anchor Berhad	26,609
3	Lotte Chilsung Beverage Co., Ltd.	4,772
105	Muhak Co., Ltd.	3,310
21,020	Organizacion Cultiba SAB de C.V.	29,351
2,000	Tsingtao Brewery Co., Ltd., Class H^	7,592
515	United Spirits, Ltd.*	19,435
1,512	Vina Concha y Toro SA, ADR	52,315

		1,473,970

Biotechnology (0.2%):
13	Cell Biotech Co., Ltd.	719
629	Celltrion, Inc.*	60,208
55	Green Cross Corp.	8,606
130	Medy-Tox, Inc.	50,175

		119,708

Building Products (0.1%):
31,000	China Lesso Group Holdings, Ltd.	16,635
234,400	Dynasty Ceramic Public Co., Ltd.	29,449
142	IS Dongseo Co., Ltd.	5,825
25	Kajaria Ceramics, Ltd.	362

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products, continued
55	KCC Corp.	$20,003
241	LG Hausys, Ltd.	29,180
17,885	Sintex Industries, Ltd.	20,808
27,000	Taiwan Glass Industry Corp.*	11,318
28,851	Trakya Cam Sanayii AS	21,174

		154,754

Capital Markets (1.0%):
79,000	Capital Securities Corp.	21,544
6,000	Central China Securities Co., Ltd., H shares	3,135
38,000	China Bills Finance Corp.	14,525
17,000	China Cinda Asset Management Co., Ltd., H Shares	5,960
18,000	China Everbright, Ltd.	37,800
39,500	China Galaxy Securities Co.	38,476
10,500	Citic Securities Co., Ltd.	24,624
9,732	Coronation Fund Managers, Ltd.	48,414
1,388	Daewoo Securities Co., Ltd.	10,032
1,533	Daishin Securities Co., Ltd.	16,083
5,152	Grupo Financiero Interacciones SAB de C.V.	29,199
16,800	Haitong Securities Co., Ltd.	28,736
1,430	Hanwha Investment & Securities Co., Ltd.*	4,444
4,000	Huatai Securities Co., Ltd., Class H*(a)	9,525
3,695	Hyundai Securities Co., Ltd.	22,183
4,088	IIFL Holdings, Ltd.	12,793
7,272	Investec, Ltd.	53,996
35,915	Jih Sun Financial Holdings Co., Ltd.	7,955
454	KIWOOM Securities Co., Ltd.	26,516
877	Korea Investment Holdings Co., Ltd.	33,699
5,845	Macquarie Korea Infrastructure Fund	42,780
37,000	MasterLink Securities Corp.	10,608
6,404	Meritz Securities Co., Ltd.	19,953
1,018	Mirae Asset Securities Co., Ltd.	20,773
2,377	NH Investment & Securities Co., Ltd.	20,630
42,800	OSK Holdings Berhad	18,463
11,682	Peregrine Holdings, Ltd.	21,576
5,000	President Securities Corp.	2,125
641	Samsung Securities Co., Ltd.	22,401
22	Shinyoung Securities Co., Ltd.*	1,150
19,851	SK Securities Co., Ltd.*	20,298
22,000	Waterland Financial Holdings Co., Ltd.	5,447
47,965	Yuanta Financial Holding Co., Ltd.	17,127
1,321	Yuanta Securities Korea Co., Ltd.*	4,133

		677,103

Chemicals (2.8%):
2,422	AECI, Ltd.	14,909
202	AK Holdings, Inc.	9,907
22,113	Alpek SAB de C.V.	34,884
4,280	Asian Paints, Ltd.	56,041
50,000	China BlueChemical, Ltd., Class H	12,629
53,000	China Petrochemical Development Corp.*	13,292
3,000	China Steel Chemical Corp.	10,575
28,340	China Synthetic Rubber Corp.	21,401
138,600	D&L Industries, Inc.	28,944
52,000	Dongyue Group, Ltd.	9,188
22,000	Eternal Materials Co., Ltd.	22,453
23,000	Formosa Chemicals & Fibre Corp.	57,275
25,000	Formosa Plastics Corp.	61,935
9,000	Formosan Rubber Group, Inc.	4,935
27,000	Fufeng Group, Ltd.	8,602
22,000	Grand Pacific Petrochemical Corp.	11,813

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
1,098	Grupa Azoty SA, ADR*	$28,344
5,289	Gubre Fabrikalari T.A.S.	11,391
140	Hansol Chemical Co., Ltd.	8,373
3,650	Hanwha Chemical Corp.	79,591
47,000	Huabao International Holdings, Ltd.*	17,690
191	Huchems Fine Chemical Corp.	3,207
655	Hyosung Corp.	82,446
47,600	Indorama Ventures Public Co., Ltd.	30,843
478	Kolon Industries, Inc.	30,261
74	Korea Petrochemical Industry Co., Ltd.	16,558
179	Kumho Petrochemical Co., Ltd.	9,106
31,000	LCY Chemical Corp.*	32,034
342	LG Chem, Ltd.	97,902
175	Lotte Chemical Corp.	52,239
42,668	Mexichem SAB de C.V.	104,485
30,000	Nan Ya Plastics Corp.	62,954
589	OCI Co., Ltd.	54,567
200	OCI Materials Co., Ltd.	19,497
2,670	Omnia Holdings, Ltd.^	24,674
9,000	Oriental Union Chemical Corp.	5,687
18,756	Petkim Petrokimya Holding AS*	26,556
53,300	Petronas Chemicals Group Berhad	91,833
152	PI Industries, Ltd.	1,299
931	Pidilite Industries, Ltd.	8,314
18,400	PTT Global Chemical Public Co., Ltd.	31,626
614	Samsung Fine Chemicals Co., Ltd.	21,769
19,000	San Fang Chemical Industry Co., Ltd.	23,184
11,400	Scientex Berhad	37,910
24,000	Shinkong Synthetic Fibers Corp.	6,776
82,000	Sinofert Holdings, Ltd.	11,415
418	Sinopec Shanghai Petrochemical Co., Ltd., ADR*	21,076
412	SK Chemicals Co., Ltd.	28,779
1,114	SKC Co., Ltd.	30,968
3,616	Sociedad Quimica y Minera de Chile SA, ADR	74,309
483	Soulbrain Co., Ltd.	17,527
28	Supreme Industries, Ltd.	313
1,000	Swancor Ind Co., Ltd.	4,577
18,165	Synthos SA	18,669
22	Taekwang Industrial Co., Ltd.	17,891
14,000	Taiwan Fertilizer Co., Ltd.	21,153
22,000	TSRC Corp.	18,592
7,103	Upl, Ltd.	51,222
33,000	USI Corp.	13,101
27,500	Yingde Gases Group Co., Ltd.	10,534

		1,740,025

Commercial Services & Supplies (0.2%):
32,000	China Everbright International, Ltd.	35,745
275	KEPCO Plant Service & Engineering Co., Ltd.	15,411
155	S1 Corp.	11,982
9,000	Taiwan Secom Co., Ltd.	26,010
8,000	Taiwan-Sogo ShinKong Security Corp.	9,947
1,800	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	14,871

		113,966

Communications Equipment (0.2%):
17,000	BYD Electronic International Co., Ltd.*	9,841
69,600	China Fiber Optic Network System Group, Ltd.*	6,497

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
42,000	D-Link Corp.*	$13,433
13,000	Sercomm Corp.	33,057
7,140	Wistron NeWeb Corp.	19,107
9,600	ZTE Corp., Class H (c)	17,664

		99,599

Construction & Engineering (1.3%):
971	Ashoka Buildcon, Ltd.	2,505
24,450	Aveng, Ltd.*	6,460
28,000	BES Engineering Corp.	5,523
515	Budimex SA	26,783
39,000	China Communications Construction Co., Ltd.	46,633
16,500	China Railway Contstruction Corp., Ltd.	19,646
15,000	China Railway Group, Ltd.	11,399
13,000	China Singyes Solar Technologies Holdings, Ltd.	5,484
16,000	China State Construction International Holdings, Ltd.	23,854
8,920	Consolidated Infrastructure Group, Ltd.*	17,348
16,000	CTCI Corp.	21,024
700	Daelim Industrial Co., Ltd.	55,634
90,500	Dialog Group Berhad	37,178
37,002	Empresas ICA SAB de C.V.*	8,911
30,400	Gamuda Berhad	38,383
9,894	Group Five, Ltd.	14,155
1,205	GS Engineering & Construction Corp.*	28,752
320	Hyandai Development Co.	12,852
1,628	Hyundai Engineering & Construction Co., Ltd.	59,993
103,800	IJM Corporation Berhad	94,032
28,675	Impulsora del Desarrollo y el Empleo en America Latina SAB de C.V.*	41,468
3,941	IRB Infrastructure Developers, Ltd.	13,761
8,058	Larsen & Tourbo, Ltd., Class S, GDR	148,049
79,700	Malaysian Resources Corp. Berhad	25,557
42,000	Metallurgical Corporation of China, Ltd., Series H	11,486
20,858	Murray & Roberts Holdings, Ltd.^	17,778
5,084	NCC, Ltd.	5,817
120,300	PT Adhi Karya Persero Tbk*	24,527
92,100	PT Pembangunan Perumahan Persero Tbk	26,816
211,300	PT Surya Semesta Internusa Tbk	11,521
14,001	Raubex	17,394
2,990	Sunway Construction Group Berhad	1,243
1,031	Taeyoung Engineering & Construction*	5,400
12,658	Tekfen Holding AS	24,431
22,100	Uem Edgenta Berhad	20,701
24,900	Unique Engineering & Construction Public Co., Ltd.	12,953
69,795	WCT Holdings Berhad	30,263
2,230	Wilson Bayly Holmes-Ovcon, Ltd.	17,983

		993,697

Construction Materials (1.4%):
3,011	Akcansa Cimento AS	15,360
6,802	Ambuja Cements, Ltd.	23,882
13,500	Anhui Conch Cement Co., Ltd.	36,226
35,000	Asia Cement Corp.	31,960
18,500	BBMG Corp.	14,299
6,902	Cemex Latam Holdings SA*	29,683
35,517	Cemex SAB de C.V., ADR*	258,564

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
70,000	China National Buildings Material Co., Ltd.	$32,482
63,000	China National Materials Co., Ltd., H Shares	12,343
50,000	China Resources Cement Holdings, Ltd.	15,287
2,324	Cimsa Cimento Sanayi ve Ticaret AS	12,985
63,000	Goldsun Building Materials Co., Ltd.	18,473
30	Hanil Cement Co., Ltd.	2,427
17,770	India Cements, Ltd.*	22,980
9,900	Lafarge Malaysia Berhad	22,835
28,378	PPC, Ltd.	23,404
20,300	PT Indocement Tunggal Prakarsa Tbk	30,196
94,500	PT Semen Indonesia (Persero) Tbk	72,520
4,800	Siam City Cement Public Co., Ltd.	42,018
63,000	Taiwan Cement Corp.	61,623
78,000	TCC International Holdings, Ltd.	14,184
1,782	The Ramco Cements, Ltd.	10,759
7,200	The Siam Cement Public Co., Ltd.	94,915
7,780	Tongyang, Inc.	23,743
11,000	Universal Cement Corp.	7,627
114,000	West China Cement, Ltd.	23,637

		954,412

Consumer Finance (0.1%):
72	Bajaj Finance, Ltd.	7,523
13,000	Gentera SAB de C.V.	25,663
909	Kruk SA	43,820
3,109	Mahindra & Mahindra Financial Services	11,455
209	Samsung Card Co., Ltd.	6,881
5,000	Taiwan Acceptance Corp.	11,522

		106,864

Containers & Packaging (0.1%):
37,000	Greatview Aspetic Packaging Co., Ltd.	17,608
5,100	Klabin SA	27,621
5,100	Mpact, Ltd.	17,898
22,427	Nampak, Ltd.	32,374
15,000	Taiwan Hon Chuan Enterprise Co., Ltd.	21,783

		117,284

Distributors (0.1%):
49,000	Dah Chong Hong Holdings, Ltd.	19,970
9,229	Imperial Holdings, Ltd.^	93,636
23,000	MBM Resources Berhad	12,985
8,000	Xinhua Winshare Publishing And Media Co., Ltd., Class H	6,923

		133,514

Diversified Consumer Services (0.1%):
7,283	Advtech, Ltd.	6,787
318	Estacio Participacoes SA	1,038
34,000	Fu Shou Yuan International Group, Ltd.	24,332
14,587	Kroton Educacional SA	46,582

		78,739

Diversified Financial Services (1.0%):
3,350	Ayala Corp.	54,584
7,997	BM&F Bovespa SA	34,035
18,116	Bolsa Mexicana de Valores SA	31,064
15,800	Bursa Malaysia Berhad	36,111
18,680	Chailease Holding Co., Ltd.	32,531
30,000	Far East Horizon, Ltd.	23,138
65,414	FirstRand, Ltd.	213,611
75,000	Fubon Financial Holdings Co., Ltd.	94,844

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
7,641	IFCI, Ltd.	$2,849
2,441	JSE, Ltd.^	24,648
348	Meritz Financial Group, Inc.	3,758
438,000	Metro Pacific Investments Corp.	55,869
422	NICE Holdings Co., Ltd.	7,288
1,950	Nice Information Service Co., Ltd.	15,542
2,235	PSG Group, Ltd.	30,281
3,693	Reliance Capital, Ltd.	20,506
6,069	Rural Electrification Corp., Ltd.	15,227
2,402	SREI Infrastucture Finance, Ltd.	2,003

		697,889

Diversified Telecommunication Services (1.8%):
12,000	Alibaba Health Information Technology, Ltd.*	7,357
70,282	Axtel SAB de C.V.*	34,625
64,000	China Communications Services Corp., Ltd.	29,220
637	China Telecom Corp., Ltd., ADR	33,449
18,000	China Telecom Corp., Ltd., Class H	9,463
38,000	China Unicom (Hong Kong), Ltd.	50,004
6,153	China Unicom (Hong Kong), Ltd., ADR	80,973
6,962	Chunghwa Telecom Co., Ltd., ADR^	235,037
210,900	Jasmine International Public Co., Ltd.	20,889
7,052	KT Corp., ADR*^	94,638
114	LG Uplus Corp.	1,101
3,992	Magyar Telekom Telecommunications plc*	6,603
25,012	Netia SA	33,283
1,985	O2 Czech Republic AS	20,914
27,003	Orange Polska SA	48,760
6,288	PT Telekomunik Indonesia Persero Tbk, ADR	319,745
2,225	Rostelecom, ADR	19,892
5,200	Samart Telcoms Public Co., Ltd.	2,114
6,654	Telefonica Brasil SA, ADR	83,108
21,900	Telekom Malaysia Berhad	37,087
27,916	Telesites SAB de C.V.*	15,757
14,405	Telkom SA SOC, Ltd.	56,038
33,400	Thaicom Pcl	27,298
123,100	True Corp. pcl*	26,593
9,715	Turk Telekomunikasyon AS	23,021

		1,316,969

Electric Utilities (2.2%):
14,015	Centrais Electricas Brasileiras SA, ADR	40,784
16,789	Centrais Electricas Brasileiras SA, ADR*	29,884
687	CESC, Ltd.	4,903
1,023	CEZ	18,024
47,586	Companhia Energetica de Minas Gerais, ADR, ADR	107,545
6,905	Companhia Paranaense de Energia, ADR	54,688
5,823	CPFL Energia SA, ADR*	63,412
17,871	E.CL SA	29,289
7,900	EDP - Energias do Brasil SA	27,447
9,559	Enea SA	30,535
4,132	Energa SA	14,487
15,853	Enersis SA, ADR	220,357
4,700	Equatorial Energia SA	53,445
20,840	First Philippine Holdings Corp.	29,887
8,067	Interconexion Electrica SA ESP	23,264
9,940	Korea Electric Power Corp., ADR	255,955
7,090	Manila Electric Co.	49,763
22,486	PGE SA	84,246

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
16,884	Power Grid Corp. of India, Ltd.	$35,462
3,165	Reliance Infrastructure, Ltd.	25,494
9,156	Tata Power Co., Ltd.	8,936
56,027	Tauron Polska Energia SA	45,193
45,100	Tenega Nasional Berhad	161,326

		1,414,326

Electrical Equipment (0.3%):
15,000	Boer Power Holdings, Ltd.^	11,813
26,000	China High Speed Transmission Equipment Group Co., Ltd.*	21,650
10,196	Crompton Greaves, Ltd.*	7,573
1,407	Doosan Heavy Industries & Construction Co., Ltd.	26,638
26,000	Harbin Electric Co., Ltd.	10,497
2,971	Havells India, Ltd.	14,414
6,000	Jiangnan Group, Ltd.	1,059
156	Korea Electric Terminal Co., Ltd.	12,946
451	LG Industrial Systems Co., Ltd.	18,787
738	LS Corp.	28,903
1,000	Shihlin Electric & Engineering Corp.	1,228
24,000	Teco Electric & Machinery Co., Ltd.	19,560
90,000	Walsin Lihwa Corp.*	23,871
3,500	Zhuzhou CSR Times Electric Co., Ltd.	20,451

		219,390

Electronic Equipment, Instruments & Components (3.8%):
14,500	AAC Technologies Holdings, Inc.	110,921
72,888	AU Optronics Corp., ADR	215,019
187,700	Cal-comp Electronics (Thailand) Public Co., Ltd., Class F	16,861
3,000	Career Technology(MFG.) Co., Ltd.	2,134
13,000	Cheng Uei Precision Industry Co., Ltd.	17,138
114,000	China Aerospace International Holdings, Ltd.	15,147
13,000	Chin-Poon Industrial Co., Ltd.	23,448
40,000	Compeq Manufacturing Co., Ltd.	25,573
8,000	Coretronic Corp.	8,166
296	Daeduck Electronics Co., Ltd.	2,148
13,795	Datatec, Ltd.^	43,015
10,600	Delta Electronics (Thailand) Public Co., Ltd.	26,216
13,682	Delta Electronics, Inc.	59,963
28,000	Digital China Holdings, Ltd.	37,392
63,000	E Ink Holdings, Inc.*	36,374
11,000	Elite Material Co., Ltd.	20,876
13,248	Flexium Interconnect, Inc.	34,151
6,000	Flytech Technology Co., Ltd.	20,605
14,500	Hana Microelectronics Public Co., Ltd.	14,735
39,000	HannStar Display Corp.*	5,158
168,000	Hon Hai Precision Industry Co., Ltd.	440,057
15,333	Hon Hai Precision Industry Co., Ltd., GDR	81,112
27,875	Inari Amertron Berhad	23,046
32,000	JU Teng International Holdings, Ltd.	16,511
17,100	KCE Electronics Public Co., Ltd.	38,415
18,000	Kingboard Chemical Holdings, Ltd.	31,063
42,000	Kingboard Laminates Holdings, Ltd.	19,460
2,000	Largan Precision Co., Ltd.	154,751
35,018	LG Display Co., Ltd., ADR	400,256
413	LG Innotek Co., Ltd.	28,609
2,000	Merry Electronics Co., Ltd.	3,414
11,000	Min Aik Technology Co., Ltd.	18,425
25,000	Nan Ya Printed Circuit Board Corp.	26,348

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,213	PARTRON Co., Ltd.	$12,883
1,826	Redington India, Ltd.	3,172
36,200	Samart Corporation Public Co., Ltd.	17,286
575	Samsung Electro-Mechanics Co., Ltd., Series L	29,563
2,000	Simplo Technology Co., Ltd.	7,172
19,000	Sunny Optical Technology Group Co., Ltd.	53,426
22,000	Synnex Technology International Corp.	22,651
13,000	Taiwan PCB Techvest Co., Ltd.	13,888
2,000	Test Research, Inc.	3,048
9,000	Tong Hsing Electronic Industries, Ltd.	25,986
50,000	Tongda Group Holdings, Ltd.	9,994
12,000	TPK Holding Co., Ltd.	26,063
13,000	Tripod Technology Corp.	23,580
42,000	Truly International Holdings, Ltd., Series L	12,174
4,000	TXC Corp.	5,443
35,000	Unimicron Technology Corp.	16,955
69,600	V.S. Industry Berhad	21,413
11,000	Wah Lee Industrial Corp.	15,232
2,000	Waison Group Holdings, Ltd.	1,058
27,000	WPG Holdings, Ltd.	28,761
20,900	WT Microelectronics Co., Ltd.	24,994
19,000	Yageo Corp.	31,357
9,000	Zhen Ding Technology Holding, Ltd.	20,128

		2,442,734

Energy Equipment & Services (0.2%):
91,600	Bumi Armada Berhad	18,589
28,000	China Oilfield Services, Ltd.^	21,885
30,000	Dayang Enterprise Holdings Berhad*	9,698
160,000	Sapurakencana Petroleum Berhad	76,608
33,200	UMW Oil & Gas Corp. Berhad*	7,750

		134,530

Food & Staples Retailing (2.4%):
12,700	Big C Supercenter Public Co., Ltd.	90,635
4,165	BIM Birlesik Magazalar AS	90,223
14,710	Cencosud SA, ADR	112,973
91	CJ Freshway Corp.	4,560
14,454	Clicks Group, Ltd.^	95,276
9,831	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR^	136,749
258,900	Cosco Capital, Inc.	41,669
59,100	CP ALL Pcl	76,854
183	E-Mart Co., Ltd.	28,024
2,923	Eurocash SA	41,740
12,811	Grupo Comercial Chedraui SAB de C.V.	40,716
245	GS Retail Co., Ltd.	10,101
987	Hyundai Greenfood Co., Ltd.	16,742
25,927	La comer,SAB de C.V.*	27,482
5,868	Massmart Holdings, Ltd.^	50,283
2,386	Migros Ticaret AS*	15,116
14,237	Organizacion Soriana SAB de C.V.*	33,726
15,063	Pickn Pay Stores, Ltd.	71,527
8,000	President Chain Store Corp.	58,250
34,500	Puregold Price Club, Inc.	27,289
1,963	Raia Drogasil SA	28,487
17,910	Robinsons Retail Holdings, Inc.	28,816
15,136	Shoprite Holdings, Ltd.	177,753
39,000	Sun Art Retail Group, Ltd.	27,568
16,000	Taiwan Tea Corp.	7,379
6,066	The Spar Group, Ltd.	81,816
94,117	Wal-Mart de Mexico SAB de C.V.	222,846

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
1,349	X5 Retail Group NV, GDR*	$28,470

		1,673,070

Food Products (3.4%):
2,860	Astral Foods, Ltd.	21,469
21,990	AVI, Ltd.	129,551
4,500	Biostime International Holdings, Ltd.	16,532
14,338	BRF SA, ADR	203,887
190,000	C.P. Pokphand Co., Ltd.	19,845
48,200	Charoen Pokphand Foods Public Co., Ltd.	33,430
55,000	China Agri-Industries Holdings, Ltd.*	16,944
67,000	China Huishan Dairy Holdings Co., Ltd.	25,220
36,000	China Huiyuan Juice Group, Ltd.*	13,786
16,000	China Mengniu Dairy Co., Ltd.	25,469
52,000	China Modern Dairy Holdings, Ltd.	13,667
2,557	China Ocean Resources Co., Ltd.*	5,471
61,000	China Yurun Food Group, Ltd.*^	9,859
198	CJ CheilJedang Corp.	60,176
13,775	Clover Industries, Ltd.	16,061
1,059	Daesang Corp.	26,896
716	Daesang Holdings Co., Ltd.	8,194
37	Dongwon F&B Co., Ltd.	10,803
86	Dongwon Industries Co., Ltd.	21,397
59,100	GFPT Public Co., Ltd.	20,334
26,000	Great Wall Enterprise Co., Ltd.	16,779
9,082	Gruma, SAB de C.V., Class B	144,055
24,650	Grupo Bimbo SAB de C.V., Series A*	72,935
18,075	Grupo Herdez SAB de C.V.	39,888
1,920	Grupo Nutresa SA	16,323
15,717	Illovo Sugar, Ltd.	21,965
11,551	Industrias Bachoco, SAB de C.V.	49,424
63,200	IOI Corp. Berhad	74,184
6,400	JBS SA	19,476
2,092	Kernel Holding SA	29,888
8,000	Kuala Lumpur Kepong Berhad	49,263
29,500	Kulim Malaysia Behard*	29,371
18,720	Lien Hwa Industrial Corp.	11,774
8	Lotte Food Co., Ltd.	5,858
600	M Dias Branco SA	11,347
19,100	Marfrig Global Foods SA*	34,693
1,000	Namchow Chemical Industrial Co., Ltd.	1,938
113	Nestle India, Ltd.	9,818
50	NongShim Co., Ltd.	17,489
353	Oceana Group, Ltd.	2,989
53	Orion Corp.	42,353
3,462	Pioneer Foods, Ltd.	32,565
11,800	PPB Group Berhad	50,570
20,200	PT Astra Agro Lestari Tbk	27,731
96,300	PT Charoen Pokphand Indonesia Tbk	26,072
1,000	PT Indofood CBP Sukses Makmur Tbk	1,146
182,700	PT Indofood Sukses Makmur Tbk	99,536
321,700	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	44,442
600	PT Sawit Sumbermas Sarana TBK	87
21,400	QL Resources Berhad	23,879
1,300	Sao Martinho SA	17,303
62,000	Shenguan Holdings Group, Ltd.	6,373
6,600	Standard Foods Corp.	16,358
5,390	Tata Global Beverages, Ltd.	9,867
48,000	Thai Union Group pcl	28,517
36,300	Thai Vegetable Oil Public Co., Ltd.	24,147
4,804	Tiger Brands, Ltd.	105,660

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
18,000	Tingyi (Caymen Is) Holding Corp.	$20,082
1,918	Tongaat Hulett, Ltd.	13,583
34,200	TSH Resources Berhad	18,778
5,919	Ulker Biskuvi Sanayi AS	43,886
28,000	Uni-President China Holdings, Ltd.	22,351
67,600	Uni-President Enterprises Corp.	118,625
12,130	Universal Robina Corp.	57,140
51,000	Want Want China Holdings, Ltd.	37,823

		2,247,322

Gas Utilities (0.6%):
3,010	Aygaz AS	13,040
24,000	China Gas Holdings, Ltd.	35,409
176,000	China Oil & Gas Group, Ltd.*	10,668
20,000	China Resources Gas Group, Ltd.	57,129
10,000	ENN Energy Holdings, Ltd.	54,889
2,424	GAIL India, Ltd., GDR	78,274
7,465	Infraestructura Energetica Nova, SAB de C.V.	30,337
501	Korea Gas Corp.	16,800
10,000	Petronas Gas Berhad	56,445
217,400	PT Perusahaan Gas Negara Tbk	42,869
20,000	Towngas China Co., Ltd.	10,318

		406,178

Health Care Equipment & Supplies (0.2%):
29,000	Hartalega Holdings Berhad	36,092
580	Inbody Co., Ltd.	24,489
22,300	Kossan Rubber Industries Berhad	34,618
348	Osstem Implant Co., Ltd.*	23,948
36,000	Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	22,935
1,000	St.Shine Optical Co., Ltd.	20,363
21,600	Top Glove Corp. Berhad	27,823

		190,268

Health Care Providers & Services (0.8%):
768	Apollo Hospitals Enterprise, Ltd.	15,431
80,200	Bangkok Chain Hospital Public Co., Ltd.	24,853
73,800	Bangkok Dusit Medical Services Public Co., Ltd., Class F	49,093
5,800	Bumrungrad Hospital Public Co., Ltd.	34,995
24,100	IHH Healthcare Berhad	40,565
22,200	KPJ Healthcare Berhad	24,327
36,132	Life Healthcare Group Holdings Pte, Ltd.	87,190
5,553	Mediclinic International plc^	71,422
39,623	Netcare, Ltd.	96,721
2,300	OdontoPrev SA	7,306
3,566	Qualicorp SA	14,780
6,700	Shanghai Pharmaceuticals Holding Co., Ltd.	13,278
8,400	Sinopharm Group Co., Series H	37,972
37,000	Universal Health International Group Holding, Ltd.	4,057

		521,990

Hotels, Restaurants & Leisure (1.1%):
35,695	Alsea SAB de C.V.	134,008
541	AmRest Holdings SE*	30,300
34,444	Berjaya Sports Toto Berhard	27,932
40,400	Central Plaza Hotel Public Co., Ltd.	49,101
460,000	China LotSynergy Holdings, Ltd.	18,691
112,000	China Travel International Investment Hong Kong, Ltd.	37,554
2,525	City Lodge Hotels, Ltd.	25,132
5,214	Famous Brands, Ltd.^	41,307
74,200	Genting Berhard	186,587

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
51,300	Genting Malaysia Berhad	$59,759
694	Grand Korea Leisure Co., Ltd.	13,867
179	Hana Tour Service, Inc.	13,241
9,410	Jollibee Foods Corp.	46,417
884	Kangwon Land, Inc.	31,616
36,900	Magnum Berhad	23,387
28,900	MINI International Public Co., Ltd.	30,395
8,900	MK Restaurants Group Public Co., Ltd.	13,474
197	Modetour Network, Inc.	5,185
14,674	Net Holding AS*	16,053
978	Paradise Co., Ltd.	12,399
275,000	Rexlot Holdings, Ltd.(b)(c)	5,849
7,724	Sun International, Ltd.	35,902
153,200	Travellers International Hotel Group, Inc.	12,484
15,271	Tsogo Sun Holdings, Ltd.	24,455

		895,095

Household Durables (1.3%):
384	Amica Wronki SA	17,808
11,000	Amtran Technology Co., Ltd.	6,409
9,341	Arcelik AS	63,542
73,698	Consorcio ARA SAB de C.V.	27,604
589	Coway Co., Ltd.	49,704
10,196	Crompton Greaves Consumer Electricals, Ltd.*(b)(c)	15,644
12,000	Cyrela Brazil Realty SA Empreendimentos e Participacoes	34,614
12,000	Even Construtora e Incorporadora SA	13,652
544	Fabryki Mebli “Forte” SA	8,380
18,000	Gafisa SA*	13,369
12,000	Haier Electronics Group Co., Ltd.	20,881
121	Hanssem Co., Ltd.	23,641
49	Hyundai Livart Furniture Co., Ltd.	1,484
27,000	Kinpo Electronics, Inc.*	8,882
3,396	LG Electronics, Inc.	182,907
8,200	MRV Engenharia e Participacoes SA	27,098
5,844	PIK Group*	21,662
44,771	Skyworth Digital Holdings, Ltd.	27,727
49,215	Steinhoff International Holdings NV	322,525
55,000	Tatung Co., Ltd.*	9,172
3,000	Zeng Hsing Industrial Co., Ltd.	13,831

		910,536

Household Products (0.5%):
9,507	Hindustan Unilever, Ltd.	124,823
55,571	Kimberl- Clark de Mexico SAB de C.V.	134,280
24,400	PT Unilever Indonesia Tbk	79,007

		338,110

Independent Power and Renewable Electricity Producers (1.1%):
40,100	Aboitiz Power Corp.	38,289
10,952	Adani Power, Ltd.*	5,695
6,900	AES Tiete Energia SA*	29,712
46,000	Beijing Jingneng Clean Energy Co., Ltd., Series H	14,716
37,000	China Longyuan Power Group Corp.	27,394
59,000	China Power International Develpoment, Ltd.	30,591
14,000	China Resources Power Holdings Co.	26,185
197,000	CK Power Public Co., Ltd.	12,769
118,755	Colbun SA	33,111

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
34,000	Datang International Power Generation Co., Ltd.^	$10,475
3,700	Electricity Generating Public Co., Ltd.	18,774
3,028	Empresa Nacional de Electricidad SA, ADR	125,995
446,900	Energy Development Corp.	57,103
68,600	First Gen Corp.	33,091
18,100	Glow Energy Public Co., Ltd.	47,340
38,000	Huadian Fuxin Energy Corp., Class H	10,643
20,000	Huadian Power International Corp., Ltd.	12,743
708	Huaneng Power International, Inc., ADR	25,176
132,000	Huaneng Renewables Corp., Ltd.	41,037
10,150	JSW Energy, Ltd.	10,656
226,700	Lopez Holdings Corp.	34,483
11,558	NTPC, Ltd.	22,483
9,799	PTC India, Ltd.	9,468
27,400	Ratchaburi Electricity Generating Holding Pcl	39,535
33,200	SPCG Public Co., Ltd.	19,726
6,000	Taiwan Cogeneration Corp.	4,504
2,800	Tractebel Energia SA	28,506

		770,200

Industrial Conglomerates (2.8%):
32,510	Aboitiz Equity Ventures, Inc.	45,920
906	Aditya Birla Nuvo, Ltd.	11,252
114,747	Alfa SAB de C.V., Class A	230,972
119,100	Alliance Global Group, Inc.	42,704
6,000	Beijing Enterprises Holdings, Ltd.	32,848
206,200	Berjaya Corp. Berhad	21,424
36,100	Berli Jucker Public Co., Ltd.	37,203
10,712	Bidvest Group, Ltd.	270,718
17,100	Boustead Holdings Berhad	17,252
21,000	Cahya Mata Sarawak Berhad	25,594
62,000	Citic, Ltd.	94,352
239	CJ Corp.	40,850
167,000	DMCI Holdings, Inc.	48,617
431	Doosan Corp.	33,315
4,320	Enka Insaat ve Sanayi AS	7,471
31,620	Far Eastern New Century Corp.	25,824
15,000	Fosun International, Ltd.	21,364
10,759	Grupo Carso SAB de C.V.	50,139
21,847	GRUPO KUO SAB de C.V., Series B	39,270
699	Hanwha Corp.	21,691
30,800	Hap Seng Consolidated Berhad	59,568
47,440	JG Summit Holdings, Inc.	81,764
72,431	KAP Industrial Holdings, Ltd.	31,587
10,575	KOC Holdings AS	53,678
770	LG Corp.	46,119
115,300	LT Group, Inc.	39,079
59,800	MMC Corp. Berhad	33,607
7,416	Reunert, Ltd.	34,778
703	Samsung Techwin Co., Ltd.	24,798
30,840	San Miguel Corp.	51,602
13,000	Shanghai Industrial Holdings, Ltd.	30,694
21,400	Sime Darby Berhad	43,655
81	SK C&C Co., Ltd.	15,794
860	SM Investments Corp.	17,745
43,166	Turkiye Sise ve Cam Fabrikalari AS	56,082

		1,739,330

Insurance (2.6%):
145	Bajaj Finserv, Ltd.	3,746

Shares		Fair Value
Common Stocks, continued
Insurance, continued
7,200	Bangkok Life Assurance Public Co., Ltd.	$7,982
6,175	BB Seguridade Participacoes SA	50,843
71,000	Cathay Financial Holding Co., Ltd.	84,929
2,673	China Life Insurance Co., Ltd., ADR	32,851
11,000	China Life Insurance Co., Ltd.	26,964
57,200	China Life Insurance Co., Ltd.	43,951
12,800	China Pacific Insurance Group Co., Ltd., H Shares	47,883
15,000	China Taiping Insurance Holdings Co., Ltd.*	32,980
10,800	Dhipaya Insurance plc	11,278
8,993	Discovery, Ltd.	74,022
1,507	Dongbu Insurance Co., Ltd.	99,808
2,194	Hanwha General Insurance Co., Ltd.	16,212
3,119	Hanwha Life Insurance Co., Ltd.	18,274
2,150	Hyundai Marine & Fire Insurance Co., Ltd.	62,410
2,724	Korean Reinsurance Co.	33,217
5,916	Liberty Holding, Ltd.	57,964
1,558	LIG Insurance Co., Ltd.	46,389
10,400	LPI Capital Berhad	40,990
3,300	Mercuries Life Insurance Co., Ltd.	1,619
1,882	Meritz Fire & Marine Insurance Co., Ltd.	26,329
44,515	MMI Holdings, Ltd.	74,934
44,400	MPHB Capital Berhad*	16,873
7,900	New China Life Insurance Co., Ltd.	27,880
83,000	People’s Insurance Co. Group of China, Ltd.	35,124
44,000	Picc Property & Casuality Co., Ltd., Class H	80,641
47,500	Ping An Insurance Group Co. of China, Ltd.	227,315
2,500	Porto Seguro SA	18,901
7,140	Powszechny Zaklad Ubezpieczen SA	67,974
518,000	PT Panin Financial Tbk*	6,525
570	Samsung Fire & Marine Insurance Co., Ltd.	147,023
809	Samsung Life Insurance Co., Ltd.	83,125
31,280	Sanlam, Ltd.	145,058
2,365	Santam, Ltd.	37,547
232,105	Shin Kong Financial Holdings Co., Ltd.	46,552
4,300	Sul America SA	19,174
675	Tongyang Life Insurance	6,964

		1,862,251

Internet & Catalog Retail (0.1%):
108	CJ O Shopping Co., Ltd.	18,699
91	GS Home Shopping, Inc.	14,762
182	Hyundai Home Shopping Network Corp.	20,771
1,712	Interpark Holdings Corp.	14,099

		68,331

Internet Software & Services (1.4%):
1,139	Daou Technology, Inc.	21,555
194	Daum Kakao Corp.	16,827
880	Mail.ru Group, Ltd., GDR*	19,088
234	NHN Corp.	130,274
2,268	Pchome Online, Inc.	24,924
37,400	Tencent Holdings, Ltd.	764,015

		976,683

IT Services (2.8%):
10,000	Chinasoft International, Ltd.*	3,677
4,400	Cielo SA	42,715

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
655	eClerx Services, Ltd.	$12,849
3,739	EOH Holdings, Ltd.	37,368
7,851	HCL Technologies, Ltd.	96,473
2,719	Hexaware Technologies, Ltd.	11,047
60,260	Infosys, Ltd., ADR, ADR	1,146,145
463	KCP Co., Ltd.	7,529
1,500	Mindtree, Ltd.	14,791
633	Mphasis, Ltd.	4,711
73,800	MyEG Services Berhad	40,497
12,199	Sonda SA	23,514
7,763	Tata Consultancy Services, Ltd.	295,406
2,928	Tech Mahindra, Ltd.	20,995
13,000	Travelsky Technology, Ltd., Series H	21,343

		1,779,060

Leisure Products (0.1%):
6,000	Giant Manufacturing Co., Ltd.	34,655
6,000	Merida Industry Co., Ltd.	26,386

		61,041

Life Sciences Tools & Services (0.0%):
537	Divi’s Laboratories, Ltd.	8,004

Machinery (0.8%):
3,000	AirTac International Group	17,708
28,600	Changsha Zoomlion Heavy Industry Science & Technology	11,011
10,500	China Conch Venture Holdings, Ltd.	20,709
7,600	China International Marine Containers Group Co., Ltd.	11,921
26,000	CSBC Corp. Taiwan	12,923
3,522	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	15,612
4,412	Doosan Infracore Co., Ltd.*	25,107
176	Eicher Motors, Ltd.	50,966
8,000	Haitian International Holdings, Ltd.	13,721
4,853	Hanjin Heavy Industries & Contruction Co., Ltd.*	15,420
4,120	Hiwin Technologies Corp.	18,219
167	Hyundai Elevator Co., Ltd.*	8,001
468	Hyundai Heavy Industries Co.*	43,566
337	Hyundai Mipo Dockyard Co., Ltd.*	18,911
1,000	King Slide Works Co., Ltd.	11,506
92,000	Lonking Holdings, Ltd.	16,373
808	Otokar Otomotiv Ve Savunma Sanayi AS	30,989
49,500	PT United Tractors Tbk	57,163
3,844	Samsung Heavy Industries Co., Ltd.	37,125
2,000	Shin Zu Shing Co., Ltd.	7,114
29,500	Sinotruk Hong Kong, Ltd.	13,850
837	Turk Traktor ve Ziraat Makineleri AS	24,941
2,346	WEG SA	9,077
10,000	Weichai Power Co., Ltd., Class H	11,228
11,000	Yungtay Engineering Co., Ltd.	15,676

		518,837

Marine (0.2%):
24,000	China Shipping Development Co., Ltd., Class H	15,884
38,380	Evergreen Marine Corp. (Taiwan), Ltd.	14,251
33,207	Grindrod, Ltd.^	25,894
5,112	Hanjin Shipping Co., Ltd.*	14,367
16,500	MISC Berhad	37,703
76,300	Thoresen Thai Agencies Public Co., Ltd.	17,133
88	Trencor, Ltd.	274
4,000	U-Ming Marine Transport Corp.	3,168
21,000	Wisdom Marine Lines Co., Ltd.	24,003

Shares		Fair Value
Common Stocks, continued
Marine, continued
37,000	Yang Ming Marine Transport*	$9,848

		162,525

Media (1.8%):
30,000	Alibaba Pictures Group, Ltd.*	6,849
52,700	Astro Malaysia Holdings Berhad	40,454
47,000	BEC World Public Co., Ltd.	37,742
748	Cheil Worldwide, Inc.	11,120
408	CJ CGV Co., Ltd.	35,202
301	CJ E&M Corp.	16,790
546	CJ Hellovision Co., Ltd.	6,087
4,478	Cyfrowy Polsat SA*	29,128
12,743	Grupo Televisa SA, ADR	349,924
4,375	Jcontentree Corp.*	17,213
940	KT Skylife Co., Ltd.	13,642
193	Loen Entertainment, Inc.*	13,174
27,800	Major Cineplex Group Public Co., Ltd.	23,905
23,590	Megacable Holdings SAB de C.V.	97,917
800	Multiplus SA	7,290
1,881	Naspers, Ltd.	261,902
327,000	PT Global MediaCom Tbk	29,723
177,400	PT Media Nusantara Citra Tbk	29,165
190,700	PT Surya Citra Media Tbk	45,166
63	PVR, Ltd.	697
45,100	RS pcl	13,206
413	S.M.Entertainment Co.*	15,459
81,100	Vgi Global Media plc	11,020
23,000	Wisdom Holdings Group	7,657
1,107	ZEE Entertainment Enterprises, Ltd.	6,468

		1,126,900

Metals & Mining (4.5%):
4,055	African Rainbow Minerals, Ltd.	26,088
78,000	Aluminum Corp. of China, Ltd.*^	24,786
764,200	Aneka Tambang Persero Tbk PT*	26,897
26,000	Angang Steel Co., Ltd.	12,075
1,552	Anglo American Platinum, Ltd.*	38,034
28,886	AngloGold Ashanti, Ltd., ADR*	395,449
2,033	ArcelorMittal South Africa, Ltd.*	1,074
2,498	Assore, Ltd.	27,243
29,500	China Hongqiao Group, Ltd.	20,510
3,000	China Metal Products Co., Ltd.	2,763
222,000	China Precious Metal Resources Holdings Co., Ltd.*	6,842
56,000	China Steel Corp.	38,954
44,400	China Zhongwang Holdings, Ltd.^	21,933
66,322	Companhia Siderurgica Nacional SA, ADR*	130,655
4,348	Dongkuk Steel Mill Co., Ltd.*	26,037
30,219	Eregli Demir ve Celik Fabrikalari T.A.S.	45,456
21,000	Feng Hsin Steel Co., Ltd.	27,244
45,694	Gerdau SA, ADR	81,335
49,970	Gold Field, Ltd., ADR	196,882
471	Grupa Kety SA	40,419
107,195	Grupo Mexico SAB de C.V., Series B	258,650
4,210	Grupo Simec SA de C.V., Series B*	11,504
19,883	Hindalco Industries, Ltd.	26,151
1,195	Hyundai Steel Co.	57,969
18,316	Impala Platinum Holdings, Ltd.*	58,078
7,412	Industrias CH SA*	27,509
5,801	Industrias Penoles SAB de C.V.	73,328
15,000	Jiangxi Copper Co., Ltd.	17,921
2,531	JSW Steel, Ltd.	48,825
43,143	Kardemir Karabuk Demir Celik Sanayi VE Ticaret AS, Class D	22,032
5,312	KGHM Polska Miedz SA	107,999

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
40	KISWIRE, Ltd.	$1,553
115	Korea Zinc Co.	48,287
1,878	Koza Altin Isletmeleri AS	12,040
1,922	Kumba Iron Ore, Ltd.*	10,306
166	Kumkang Kind Co., Ltd.	6,604
52,000	Maanshan Iron & Steel Co., Ltd.*	9,565
23,056	Minera Frisco SAB de C.V.*	15,016
3,766	MMC Norilsk Nickel PJSC, ADR	48,619
52,000	MMG, Ltd.*	11,597
18,667	Northam Platinum, Ltd.*^	53,226
2,692	Novolipetsk Steel OJSC, Registered Shares, GDR, GDR	33,563
7,119	POSCO, ADR	336,941
26,800	Press Metal Berhad	18,162
52,300	PT Vale Indonesia Tbk*	6,959
3,505	Royal Bafokeng Platinum, Ltd.*	9,078
697	Seah Besteel Corp.	16,760
2,792	Severstal PAO, GDR	29,467
88,000	Shougang Fushan Resources Group, Ltd.	11,122
49,251	Sibanye Gold, Ltd.	188,955
73,000	STP & I Public Co., Ltd.	20,897
26,743	Tata Steel, Ltd., GDR	118,755
7,000	Ton Yi Industrial Corp.	3,257
22,000	Tung Ho Steel Enterprise Corp.	13,327
24,935	Vale SA, ADR	104,976
18,714	Vedanta, Ltd., ADR	102,927
3,000	Yeong Guan Energy Technology Group Co., Ltd.	21,286
36,050	Yieh Phui Enterprise Co., Ltd.	8,662
3,500	Zhaojin Mining Industry Co., Ltd.	2,689

		3,165,238

Multiline Retail (0.7%):
37,800	Aeon Co. (M) Berhad	26,496
3,137	El Puerto de Liverpool SAb de C.V.	37,071
59,000	Far Eastern Department Stores, Ltd.	30,965
15,000	Golden Eagle Retail Group, Ltd.^	17,586
31,448	Grupo Sanborsn SAB de C.V.	44,786
295	Hyundai Department Store Co., Ltd.	35,470
23,500	Intime Retail Group Co., Ltd.	19,127
7,200	Lojas Americanas SA	22,752
4,186	Lojas Renner SA	24,289
214	Lotte Shopping Co., Ltd.	46,968
3,030	Poya International Co., Ltd.	32,191
8,500	PT Matahari Department Store Tbk	11,762
489,200	PT Multipolar Tbk	14,242
39,838	Ripley Corp SA	18,107
9,900	Robinson Dept Store Public Co., Ltd.	14,141
130	Shinsegae Department Store Co.	23,076
56,000	Springland International Holdings, Ltd.	11,119
20,564	Woolworths Holdings, Ltd.	124,913

		555,061

Multi-Utilities (0.2%):
198,500	YTL Corporation Berhad	83,532
65,800	YTL Power International Berhad	24,998

		108,530

Oil, Gas & Consumable Fuels (7.0%):
30,900	Bangchak Petroleum Public Co., Ltd.	25,724
72,100	Banpu Public Co., Ltd.	34,225
1,621	Bharat Pertoleum Corp., Ltd.	22,133
5,402	Cairn India, Ltd.	12,548
32,000	China Coal Energy Co., Ltd., Class H	13,342
182,000	China Petroleum & Chemical Corp., H Shares	118,599

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
29,000	China Shenhua Energy Co., Ltd.	$45,639
80,000	China Suntien Green Energy Corp.	8,875
1,798	CNOOC, Ltd., ADR	210,473
58,000	CNOOC, Ltd.	67,885
1,750	Cosan sa industria e Comercio	15,275
12,710	Ecopetrol SA, ADR	109,433
1,700	Empresas Copec SA	16,287
81,200	Energy Absolute Public Co., Ltd.	51,475
8,460	Exxaro Resources, Ltd.^	41,263
6,000	Formosa Petrochemical Corp.	17,238
33,119	Gazprom OAO, ADR	142,503
6,547	Grupa Lotos SA*	48,851
1,302	GS Holdings	67,287
20	Hankook Shell Oil Co., Ltd.	8,606
7,768	Indian Oil Corp., Ltd.	46,200
279,900	IRPC Public Co., Ltd.	40,181
64,000	Kunlun Energy Co., Ltd.	55,656
340	Lubelski Wegiel Bogdanka SA	3,498
2,806	LUKOIL PJSC, ADR	108,452
522	LUKOIL PJSC, ADR	20,006
331	MOL Hungarian Oil & Gas plc	19,915
54	NovaTek OAO, Registered Shares, GDR	4,839
5,088	Oil & Natural Gas Corp., Ltd.	16,483
1,207	PetroChina Co., Ltd., ADR	80,024
48,000	PetroChina Co., Ltd., Class H	31,784
31,328	Petroleo Brasileiro SA, ADR*	182,956
42,133	Petroleo Brasileiro SA, ADR*	190,862
214,800	Petron Corp.	48,077
7,000	Petronas Dagangan Berhad	43,295
1,428	Petronet LNG, Ltd.	5,406
8,880	Polski Koncern Naftowy Orlen SA	175,866
25,218	Polskie Gornictwo Naftowe i Gazownictwo SA	35,957
490,000	PT Adaro Energy Tbk	23,830
475,000	PT Sugih Energy Tbk*	12,866
54,800	PTT Exploration & Production Public Co., Ltd.	109,379
37,000	PTT Public Co., Ltd.	295,673
15,954	Reliance Industries, Ltd., GDR(a)	503,608
15,761	Rosneft Oil Co., Registered Shares, GDR, GDR	71,445
13,540	Sasol, Ltd., ADR	399,971
15,980	Semirara Mining and Power Corp.	45,586
36,000	Sinopec Kantons Holdings, Ltd.	17,332
899	SK Energy Co., Ltd.	135,567
346	SK Gas, Ltd.	24,187
309	S-Oil Corp.	26,514
2,179	Tatneft Pjsc, ADR	70,730
1,189	Tatneft, ADR, ADR	37,771
22,600	Thai Oil Public Co., Ltd.	44,482
2,548	Tupras-Turkiye Petrol Rafine*	71,742
13,904	Ultrapar Participacoes SA, ADR	268,069
126,000	United Energy Group, Ltd.*	5,522
2,362	Yanzhou Coal Mining Co., Ltd., ADR^	12,448

		4,363,840

Paper & Forest Products (0.7%):
7,796	Duratex SA(b)	16,611
5,996	Empresas CMPC SA	14,001
10,650	Fibria Celulose SA, ADR	90,312
1,954	Hansol Holdings Co., Ltd.*	13,651
125	Hansol Paper Co., Ltd.	2,405
19,000	Lee & Man Paper Manufacturing, Ltd.	13,016
4,549	Mondi, Ltd.	87,463
43,000	Nine Dragons Paper Holdings, Ltd.	32,535

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
37,206	Sappi, Ltd.*	$164,594
6,600	Suzano Papel e Celulose SA, Class A	23,316
47,000	YFY, Inc.	15,097

		473,001

Personal Products (0.8%):
267	Amorepacific Corp.	90,231
384	Amorepacific Group	49,175
945	Colgate-Palmolive India, Ltd.	11,856
159	Cosmax, Inc.	17,421
5,123	Dabur India, Ltd.	19,331
232	Emami, Ltd.	3,271
1,015	Godrej Consumer Products, Ltd.	21,162
3,000	Grape King BIO, Ltd.	17,188
9,000	Hengan International Group Co., Ltd.	78,108
2,700	Hypermarcas SA*	21,044
499	Korea Kolmar Co., Ltd.	35,453
290	Korea Kolmar Holdings Co., Ltd.	11,649
127	LG Household & Health Care, Ltd.	104,936
8,551	Marico, Ltd.	31,652
4,000	Natura Cosmeticos SA	29,742
12	Procter & Gamble Hygiene & Healthcare, Ltd.	1,139
261	Sansung Life & Science Co., Ltd.*	7,839

		551,197

Pharmaceuticals (1.7%):
510	Ajanta Pharma, Ltd.	10,851
156	Alembic Pharmaceuticals, Ltd.	1,413
3,947	Aspen Pharmacare Holdings, Ltd.	85,438
5,576	Aurobindo Pharma, Ltd.	62,711
3,311	Cadila Healthcare, Ltd.	15,841
21,000	China Medical System Holdings, Ltd.	29,144
22,000	China Pharmaceutical Enterprise & Investment Corp.	19,916
3,000	China Shineway Pharmaceutical Group, Ltd.	3,619
2,000	China Traditional Chinese Medicine Co., Ltd.*	983
181	Chong Kun Dang Pharmaceutical Corp.	21,909
2,742	Cipla, Ltd.	21,274
12,000	Dawnrays Pharmaceutical Holdings, Ltd.	9,613
155	Dong-A St Co., Ltd.	20,599
7,500	Dr. Reddy’s Laboratories, Ltd., ADR	338,925
8	Glaxosmithkline Pharmaceuticals, Ltd.	461
3,004	Glenmark Pharmaceuticals, Ltd.	36,056
49	Hanmi Pharm Co., Ltd.	29,939
204,000	Hua Han Bio-Pharmaceutical Holdings, Ltd.	22,163
129	Huons Co., Ltd.	8,345
135	Kolon Life Science, Inc.	20,176
318	LG Life Sciences, Ltd.*	18,680
3,131	Lupin, Ltd.	69,924
149	Piramal Enterprises, Ltd.	2,332
287,900	PT Kalbe Farma Tbk	31,376
697	Richter Gedeon Nyrt	13,877
792	Samjin Pharmaceutical Co., Ltd.	17,763
60,000	Sino Biopharmaceutical, Ltd.	45,041
40,172	SSY Group, Ltd.	12,769
5,115	Sun Pharmaceutical Industries, Ltd.	63,323
11,000	Tong Ren Tang Technologies Co., Ltd.	17,711
695	Torrent Pharmaceuticals, Ltd.	14,064
5,000	TTY Biopharm Co., Ltd.	17,226

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
1,348	Wockhardt, Ltd.*	$19,819
87	Yuhan Corp.	21,335

		1,124,616

Professional Services (0.0%):
5,096	Sporton International, Inc.	25,995

Real Estate Management & Development (3.2%):
42,000	Agile Property Holdings, Ltd.	23,457
43,100	Amata Corp. Public Co., Ltd.	15,071
98,800	AP Thailand plc	17,133
73,600	Ayala Land, Inc.	56,462
438,000	Bangkok Land Public Co., Ltd.	18,427
30,000	Beijing Capital Land, Ltd.	12,524
505,000	Belle Corp.	32,812
7,300	BR Malls Participacoes SA	29,769
62,000	C C Land Holdings, Ltd.	18,466
22,000	Cathay Real Estate Development Co., Ltd.	9,806
35,000	Central Pattana Public Co., Ltd.	51,240
90,000	China Merchants Land, Ltd.	12,773
38,000	China Overseas Grand Oceans Group, Ltd.	12,877
36,000	China Overseas Land & Investment, Ltd.	114,029
12,000	China Overseas Property Holdings, Ltd.*	1,750
30,000	China Resources Land, Ltd.	77,035
50,000	China South City Holdings, Ltd.	10,318
13,900	China Vanke Co., Ltd., H Shares	34,104
8,400	Chong Hong Construction Co., Ltd.	12,524
144,000	CIFI Holdings Group Co., Ltd.	34,544
22,208	Corporacion Inmobiliaria Vesta SAB de C.V.	33,285
110,000	Country Garden Holdings Co., Ltd.	43,757
39,780	Eastern & Oriental Berhad*	16,852
8,417	Etalon Group, Ltd.	15,485
107,000	Evergrande Real Estate Group, Ltd.^	82,691
1,000	Farglory Land Development Co., Ltd.	1,148
754,000	Filinvest Land, Inc.	29,019
96,000	Franshion Properties China, Ltd.	26,750
159,000	Glorious Property Holdings, Ltd.*	18,658
10,000	Goldin Properties Holdings, Ltd.*	4,811
16,000	Greenland Hong Kong Holdings, Ltd.*	4,991
12,500	Greentown China Holdings, Ltd.*	9,853
26,800	Guangzhou R&F Properties Co., Ltd., Class H	38,443
15,600	Highwealth Construction Corp.	22,591
20,000	Hopson Development Holdings, Ltd.*	19,773
18,760	Housing Development & Infrastructure, Ltd.*	20,711
4,000	Huaku Development Co., Ltd.	7,367
19,000	Hung Sheng Construction, Ltd.	9,085
38,561	KSL Holdings Berhad	13,061
31,500	KWG Property Holding, Ltd.	20,722
36,400	L.P.N. Development Public Co., Ltd.	14,488
98,700	Land & Houses Public Co., Ltd.	25,110
18,500	Longfor Properties Co., Ltd.	26,375
83,375	Mah Sing Group Berhad	30,403
29,166	Matrix Concepts Holdings Berhad	18,575
378,500	Megaworld Corp.	34,136
59,000	Mingfa Group International Co., Ltd.*	14,378
1,200	Multiplan Empreendimentos Imobiliarios SA	17,975
38,000	New World China Land, Ltd.	38,651
15,342	Parque Arauco SA	28,177
53,000	Poly Property Group Co., Ltd.	14,496

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
33,000	Prince Housing & Development Corp.	$12,253
49,600	Pruksa Real Estate Public Co., Ltd.	38,070
417,700	PT Alam Sutera Realty Tbk	11,719
292,900	PT Bumi Serpong Damai	40,535
431,581	PT Ciputra Development Tbk	42,475
451,300	PT Hanson International Tbk*	27,414
397,700	PT Intiland Development Tbk	15,751
23,200	PT Lippo Cikarang Tbk*	12,380
577,600	PT Lippo Karawaci Tbk	45,555
177,300	PT Modernland Realty Tbk	5,374
817,900	PT Pakuwon Jati Tbk	29,852
251,500	PT Summarecon Agung Tbk	30,060
247,000	Quality Houses Pcl	16,568
53,040	Radium Life Tech Co., Ltd.	17,297
10,000	Redco Properties Group, Ltd.(a)	7,221
464,000	Renhe Commercial Holdings Co., Ltd.*	18,542
61,200	Robinsons Land Corp.	36,975
13,000	Ruentex Development Co., Ltd.	16,446
577,600	Sansiri Public Co., Ltd.	25,121
191,700	SC Asset Corp. Public Co., Ltd.	17,986
82,000	Shanghai Industrial Urban development Group, Ltd.	15,442
116,000	Shenzhen Investment, Ltd.	46,088
41,500	Shimao Property Holdings, Ltd.	61,463
95,500	Shui On Land, Ltd.	25,786
48,500	Sino-Ocean Land Holdings, Ltd.	22,944
65,700	SM Prime Holdings, Inc.	31,389
707	Sobha, Ltd.	2,936
48,000	Soho China, Ltd.	22,893
58,000	Sunac China Holdings, Ltd.	39,064
29,900	Sunway Berhad	24,101
77,000	Supalai Public Co., Ltd.	40,935
83,000	UEM Sunrise Berhad	24,271
38,000	UOA Development Berhad	20,657
349,500	Vista Land & Lifescapes, Inc.	35,392
236,000	Yuexiu Property Co., Ltd.	34,095
24,000	Yuzhou Properties Co., Ltd.	6,311

		2,218,299

Road & Rail (0.0%):
34,000	Guangshen Railway Co., Ltd.	14,594
3,800	Localiza Rent a Car SA	31,383
821	PKP Cargo SA	9,445

		55,422

Semiconductors & Semiconductor Equipment (7.3%):
34,322	Advanced Semiconductor Engineering, Inc., ADR	200,784
5,000	Advanced Wireless Semiconductor Co.	10,765
5,050	Ardentec Corp.	3,449
27,000	Chipbond Technology Corp.	43,580
483	Dongbu Hitek Co., Ltd.*	7,634
25,000	Elan Microelectronics Corp.	29,911
7,000	Elite Advanced Laser Corp.	39,137
15,000	Elite Semiconductor Memory Technology, Inc.	13,131
2,000	eMemory Technology, Inc.	23,095
237	EO Technics Co., Ltd.	24,784
23,000	Epistar Corp.	16,595
6,000	Everlight Electronics Co., Ltd.	9,986
196,000	GCL-Poly Energy Holdings, Ltd.	32,368
9,000	Gigastorage Corp.*	7,652
14,000	Gintech Energy Corp.*	11,102
13,200	Globetronics Technology Berhad	18,337

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,000	Greatek Electronics, Inc.	$2,279
11,000	Holtek Semiconductor, Inc.	17,842
32,000	Inotera Memories, Inc.*	28,935
737	KC Tech Co., Ltd.	9,666
31,000	King Yuan Electronics Co., Ltd.	27,508
9,000	Kinsus Interconnect Technology Corp.	19,978
644	Koh Young Technology, Inc.	22,975
95,000	Landing International Development, Ltd.*	1,774
121	LEENO Industrial, Inc.	4,110
70,000	Macronix International Co., Ltd.*	9,130
14,000	MediaTek, Inc.	107,332
10,000	Motech Industries, Inc.*	11,324
25,424	Nanya Technology Corp.	31,567
26,430	Neo Solar Power Corp.	17,143
9,000	Novatek Microelectronics Corp.	36,164
48,000	Orient Semiconductor Electronics, Ltd.*	19,451
3,000	Parade Technologies, Ltd.	29,743
3,000	Phison Electronics Corp.	24,400
15,000	Powertech Technology, Inc.	33,945
9,000	Radiant Opto-Electronics Corp.	17,442
12,000	Realtek Semiconductor Corp.	32,975
1,486	Richtek Technology Corp.	8,959
10,057	Semiconductor Manufacturing International Corp., ADR*^	44,754
1,476	Seoul Semiconductor Co., Ltd.	19,289
24,000	Shunfeng International Clean Energy, Ltd.*	4,707
4,000	Sigurd Microelectronics Corp.	2,950
10,138	Siliconware Precision Industries Co., ADR	80,800
14,000	Sino-American Silicon Products, Inc.	15,602
11,000	Sitronix Technology Corp.	31,825
7,483	SK Hynix, Inc.	184,400
101,800	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,667,159
14,000	Taiwan Surface Mounting Technology Corp.	12,433
35,700	Unisem (M) Berhad	20,335
199,764	United Microelectronics Corp., ADR	415,509
20,000	Vanguard International Semiconductor Corp.	31,223
7,000	Visual Photonics Epitaxy Co., Ltd.	12,061
28,807	Win Semiconductors Corp.	57,026
157,000	Winbond Electronics Corp.*	46,035
1,464	WONIK IPS Co., Ltd.*(c)	14,394
74,000	Xinyi Solar Holdings, Ltd.	26,351

		4,693,805

Software (0.2%):
4,677	CD Projekt SA*	32,198
244	Com2uS Corp.*	26,430
333	DuzonBIzon Co., Ltd.	7,090
62,000	Kingdee International Software Group Co., Ltd.	20,001
171	Ncsoft Corp.	37,833
255	NHN Entertainment Corp.*	12,255
548	NIIT Technologies, Ltd.	4,109
2,500	Totvs SA	18,623
989	Webzen, Inc.*	20,107

		178,646

Specialty Retail (0.9%):
35,500	Baoxin Auto Group, Ltd.	22,433
331	Cashbuild, Ltd.	7,267

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
11,000	China Harmony New Energy Auto Holding, Ltd.	$5,833
32,500	China Zhentong Auto Services Holdings, Ltd.	12,409
2,900	Cia. Hering	11,826
255,000	GOME Electrical Appliances Holdings, Ltd.	36,814
147,000	Home Product Center Public Co., Ltd.	34,472
1,000	Hotai Motor Co., Ltd.	10,988
729	Hotel Shilla Co., Ltd.	42,226
6,696	Lewis Group, Ltd.^	21,284
291	Lotte Himart Co., Ltd.	13,026
6,092	Mr.Price Group, Ltd.	73,001
16,800	Padini Holdings Berhad	8,918
347,300	PT ACE Hardware Indonesia Tbk	23,446
25,597	Super Group, Ltd.*	75,704
8,777	The Foschini Group, Ltd.	84,020
17,171	Truworths International, Ltd.	113,928
26,500	Zhongsheng Group Holdings, Ltd.	12,832

		610,427

Technology Hardware, Storage & Peripherals (4.7%):
57,000	Acer, Inc.*	21,849
4,000	Advantech Co., Ltd.	29,373
13,000	Asia Vital Components Co., Ltd.	11,341
8,000	Asustek Computer, Inc.	71,787
3,000	Casetek Holdings, Ltd.	16,299
9,000	Catcher Technology Co., Ltd.	73,109
8,005	Chicony Electronics Co., Ltd.	20,583
14,000	Clevo Co.	12,602
99,967	CMC Magnetics Corp.*	10,804
87,000	Compal Electronics, Inc.	54,624
92,000	Coolpad Group, Ltd.*	15,308
6,060	Foxconn Technology Co., Ltd.	13,580
37,000	Getac Technology Corp.	25,972
11,000	Gigabyte Technology Co., Ltd.	12,137
17,000	High Tech Computer Corp.	48,701
20,000	Inventec Corp.	12,678
352	Kona I Co., Ltd.	6,845
88,000	Lenovo Group, Ltd.	68,795
46,230	Lite-On Technology Corp.	56,409
26,000	Micro-Star International Co., Ltd.	39,995
37,000	Pegatron Corp.	86,341
82,000	Qisda Corp.	26,476
22,000	Quanta Computer, Inc.	38,388
73,000	Ritek Corp.*	6,193
4,031	Samsung Electronics Co., Ltd., GDR	2,288,218
22	Samsung Electronics Co., Ltd.	25,239
17,000	TCL Communicatin Technology Holdings, Ltd.	11,183
2,000	Tsc Auto Id Technology Co., Ltd.	17,510
39,168	Wistron Corp.	24,202

		3,146,541

Textiles, Apparel & Luxury Goods (0.7%):
2,288	Aksa Akrilik Kimya Sanayii AS	8,479
16,000	Anta Sports Products, Ltd.	35,203
3,289	Arvind, Ltd.	13,574
90,000	Belle International Holdings, Ltd.	52,136
150,000	Bosideng International Holdings, Ltd.	11,993
970	CCC SA	41,502
76,000	China Dongxiang Group Co., Ltd.	15,382
23,000	China Lilang, Ltd.	14,062
10,000	Cosmo Lady China Holdings Co., Ltd.(a)	8,085
2,045	Eclat Textile Co., Ltd.	26,779

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
7,210	Feng Tay Enterprise Co., Ltd.	$38,256
84	Fila Korea, Ltd.	6,998
5,300	Grendene SA	25,107
585	Hansae Co., Ltd.	28,973
51	Ilshin Spinning Co., Ltd.	6,422
263	Indo Count Industries, Ltd.	3,857
377	LF Corp.	8,539
4	LPP SA	5,896
3,104	Makalot Industrial Co., Ltd.	18,644
20,000	Pou Chen Corp.	25,454
776,900	PT Sri Rejeki Isman Tbk	18,996
120	Rajesh Exports, Ltd.	1,125
12,000	Ruentex Industries, Ltd.	19,740
7,000	Shenzhou International Group	38,092
34,140	Tainan Spinning Co., Ltd.	14,356
13,000	Taiwan Paiho, Ltd.	38,859
337	Youngone Corp.	14,173
264	Youngone Holdings Co., Ltd.	16,621

		557,303

Thrifts & Mortgage Finance (0.2%):
5,015	Dewan Housing Finance Corp., Ltd.	14,862
2,058	Housing Development Finance Corp., Ltd.	34,312
2,045	Indiabulls Housing Finance, Ltd.	20,064
5,397	LIC Housing Finance, Ltd.	40,178

		109,416

Tobacco (0.6%):
3,300	British American Tobacco Malaysia Berhad	45,780
28,399	ITC, Ltd.	140,754
1,326	KT&G Corp.	127,519
7,000	PT Gudang Garam Tbk	34,480

		348,533

Trading Companies & Distributors (0.2%):
13,546	Barloworld, Ltd.	69,183
126,000	CITIC Resources Holdings, Ltd.*	10,079
447	Daewoo International Corp.	8,437
1,664	Hudaco Industries, Ltd.	12,178
1,247	iMarketKorea, Inc.	20,662
590	LG International Corp.	18,468
2,473	SK Network Co., Ltd.	13,839

		152,846

Transportation Infrastructure (1.5%):
11,046	Adani Ports & Special Economic Zone, Ltd.	41,243
6,100	Airports of Thailand Public Co., Ltd.	69,776
20,000	Anhui Expressway Co., Ltd., Class H	15,572
13,600	Bangkok Aviation Fuel Services pcl	12,572
269,182	Bangkok Exressway & Metro pcl*	42,472
20,000	Beijing Capital International Airport Co., Ltd.	21,356
20,000	China Merchants Holdings International Co., Ltd.	59,468
11,900	Companhia de Concessoes Rodoviarias	46,408
48,000	Cosco Pacific, Ltd.	62,885
3,700	Ecorodovias Infraestrutura e Logistica SA	6,155
1,854	Gateway Distriparks, Ltd.	7,839
8,915	Grupo Aeroportuario del Centro Norte, SAb de C.V.	51,156
522	Grupo Aeroportuario del Sureste SAB de C.V., ADR	78,389
12,018	Grupo Aeroporturaio del Pacifico SAB de C.V.	106,996

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
42,500	Hopewell Highway Infrastructure, Ltd.^	$20,877
19,750	International Container Terminal Services, Inc.	29,025
16,000	Jiangsu Expressway Co., Ltd., Series H	21,519
24,800	Malaysia Airports Holdings Berhad	43,275
24,684	OHL Mexico SAB de C.V.*	39,083
54,300	PT Jasa Marga Persero Tbk*	22,129
20,000	Shenzhen Expressway Co., Ltd.	17,463
29,000	Shenzhen International Holdings, Ltd.	46,960
58,253	Sociedad Matriz SAAM SA	4,343
6,974	TAV Havalimanlari Holding AS	41,582
70,000	Tianjin Port Development Holdings, Ltd.	10,746
29,300	Westports Holding Berhad	31,051
30,000	Yuexiu Transport Infrastructure, Ltd.	20,225
20,000	Zhejiang Expressway Co., Ltd.	21,461

		992,026

Water Utilities (0.5%):
36,941	Aguas Andinas SA, Class A	21,124
22,000	Beijing Enterprises Water Group, Ltd.	13,796
38,000	China Water Affairs Group, Ltd.	15,630
17,181	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	113,395
64,000	CT Environmental Group, Ltd.	18,808
38,000	Guangdong Investment, Ltd.	48,073
16,068	Inversiones Aguas Metropolitanas SA	25,537
84,700	Manila Water Co.	49,694
95,500	TTW Public Co., Ltd.	27,152

		333,209

Wireless Telecommunication Services (3.8%):
21,600	Advanced Information Service plc	111,733
27,916	America Movil SAB de C.V., Series L, ADR^	433,535
53,272	Axiata Group Berhad	80,507
19,500	China Mobile, Ltd.	217,385
7,027	China Mobile, Ltd., ADR	389,647
68,500	DIGI.com Berhad	86,834
2,331	Empresa Nacional de Telecomunicaciones SA	20,595
18,000	Far EasTone Telecommunications Co., Ltd.	40,235
18,392	Global Telecom Holding, GDR*	31,689
980	Globe Telecom, Inc.	47,277
574	Idea Cellular, Ltd.	958
13,500	Intouch Holdings Public Co., Ltd.	24,459
30,200	Maxis Berhad	49,212
50,253	MTN Group, Ltd.	458,311
2,412	Philippine Long Distance Telephone Co., ADR	104,464
30,600	PT Indosat Tbk*	14,255
45,500	PT Tower Bersama Infrastructure Tbk*	19,991
68,700	PT XL Axiata Tbk*	20,729
25,752	Reliance Communications, Ltd.*	19,435
1,682	SK Telecom Co., Ltd., ADR	33,926
14,000	Taiwan Mobile Co., Ltd.	45,356
6,589	Tim Participacoes SA, ADR	72,874
34,600	Total Access Communication Public Co., Ltd.	40,561
10,907	Turkcell Iletisim Hizmetleri AS, ADR	114,632
11,621	Vimpelcom, Ltd., ADR	49,505

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
6,240	Vodacom Group, Ltd.	$67,788

		2,595,893

Total Common Stocks (Cost $77,491,611)		66,607,932

Preferred Stocks (0.3%):
Chemicals (0.0%):
2,900	Braskem SA, Class A, 2.61%	18,747

Electric Utilities (0.0%):
1,923	Companhia de Transmissao de Energia, 4.69%	25,884

Independent Power and Renewable Electricity Producers (0.0%):
4,100	Companhia Energetica de Sao Paulo, Class B, 30.64%	18,065

Machinery (0.0%):
17,000	Marcopolo SA, 1.40%	11,113

Metals & Mining (0.3%):
33,755	Vale SA, ADR, 2.92%	105,316

Multiline Retail (0.0%):
3,600	Lojas Americanas SA, 0.30%	16,763

Total Preferred Stocks (Cost $292,307)		195,888

Rights (0.0%):
Banks (0.0%):
49	Banco de Credito e Inversiones, Expires on 4/20/16*	105

Diversified Financial Services (0.0%):
3,300	Fubon Financial Holdings, Expires on 4/14/16*(a)(c)	—

Total Rights (Cost $–)		105

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.7%):
$1,171,948	AZL DFA Emerging Markets Core Equity Fund Securities Lending Collateral Account(d)	1,171,948

Total Securities Held as Collateral for Securities on Loan (Cost $1,171,948)		1,171,948

Unaffiliated Investment Company (0.1%):
49,947	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(e)	49,947

Total Unaffiliated Investment Company (Cost $49,947)		49,947

Total Investment Securities
(Cost $79,005,813)(f) - 101.3%		68,025,820
Net other assets (liabilities) - (1.3)%		(876,667)

Net Assets - 100.0%		$67,149,153

Percentages indicated are based on net assets as of March 31, 2016.

Amounts shown as “—” are either $0 or round to less than $1.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.

Continued

AZL DFA Emerging Markets Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $1,038,155.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 0.06% of the net assets of the Fund.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2016. The total of all such securities represent 0.08% of the net assets of the fund.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(e)	The rate represents the effective yield at March 31, 2016.
(f)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2016:

Country	Percentage
Bermuda	0.2%
Brazil	6.7%
British Virgin Islands	—	%NM
Cayman Islands	0.4%
Chile	1.4%
China	7.9%
Colombia	0.5%
Czech Republic	0.1%
Egypt	0.2%
Guernsey	—	%NM
Hong Kong	5.3%
Hungary	0.1%
India	8.2%
Indonesia	3.0%
Korea, Republic Of	11.9%
Malaysia	5.2%
Mexico	6.6%
Philippines	2.6%
Poland	1.9%
Republic of Korea (South)	2.9%
Russian Federation	1.2%
South Africa	9.8%
Spain	—	%NM
Switzerland	0.1%
Taiwan	6.7%
Taiwan, Province Of China	7.6%
Thailand	4.3%
Turkey	2.1%
Ukraine	—	%NM
United States	3.1%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (31.8%):
Banks (2.7%):
$13,000,000	U.S. Bank NA Cincinnati, Series BKNT, 2.13%, 10/28/19, Callable 9/28/19 @ 100	$13,237,874

Beverages (0.4%):
2,000,000	Coca-Cola Co. (The), 1.88%, 10/27/20	2,031,252

Communications Equipment (3.0%):
13,000,000	Cisco Systems, Inc., 4.45%, 1/15/20	14,408,251

Consumer Finance (2.9%):
14,000,000	Toyota Motor Credit Corp., 2.15%, 3/12/20	14,302,316

Diversified Financial Services (0.9%):
4,250,000	Berkshire Hathaway, Inc., 2.10%, 8/14/19	4,331,694

Food & Staples Retailing (0.9%):
3,922,000	Wal-Mart Stores, Inc., 3.25%, 10/25/20^	4,233,305

Household Products (0.2%):
766,000	Procter & Gamble Co. (The), 1.85%, 2/2/21	778,027

IT Services (3.9%):
5,500,000	Automatic Data Processing, Inc., 2.25%, 9/15/20, Callable 8/15/20 @ 100^	5,660,551
12,000,000	IBM Corp., 1.95%, 2/12/19^	12,219,732
1,000,000	IBM Corp., 2.25%, 2/19/21^	1,021,931

		18,902,214

Oil, Gas & Consumable Fuels (5.7%):
14,000,000	Chevron Corp., 1.96%, 3/3/20, Callable 2/3/20 @ 100	14,187,964
13,331,000	Exxon Mobil Corp., 1.91%, 3/6/20, Callable 2/6/20 @ 100^	13,480,627

		27,668,591

Pharmaceuticals (6.1%):
2,900,000	Johnson & Johnson, 1.65%, 3/1/21, Callable 2/1/21 @ 100	2,915,292
2,000,000	Merck & Co., Inc., 5.00%, 6/30/19	2,232,828
11,500,000	Merck & Co., Inc., 1.85%, 2/10/20^	11,716,257
13,000,000	Pfizer, Inc., 2.10%, 5/15/19^	13,387,477

		30,251,854

Software (2.9%):
9,000,000	Microsoft Corp., 1.85%, 2/12/20, Callable 1/12/20 @ 100	9,195,543
4,000,000	Microsoft Corp., 3.00%, 10/1/20^	4,295,564
700,000	Microsoft Corp., 2.00%, 11/3/20, Callable 10/3/20 @ 100	717,186

		14,208,293

Technology Hardware, Storage & Peripherals (2.2%):
5,000,000	Apple, Inc., 2.10%, 5/6/19^	5,140,110
5,245,000	Apple, Inc., 2.25%, 2/23/21, Callable 1/23/21 @ 100	5,343,727

		10,483,837

Total Corporate Bonds (Cost $152,781,272)		154,837,508

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds (4.7%):
Diversified Financial Services (0.5%):
$1,024,000	GE Capital UK Funding, Series E, 5.88%, 11/4/20, MTN+	$1,737,343
5,000,000	Kommuninvest I Sverige AB, Series 2012, 2.50%, 12/1/20+	667,776

		2,405,119

Sovereign Bonds (4.2%):
2,500,000	Singapore Government, 2.00%, 7/1/20+	1,920,223
41,250,000	Swedish Government, Series 1047, 5.00%, 12/1/20+	6,299,482
7,000,000	United Kingdom Treasury, 2.00%, 7/22/20+	10,583,170
1,000,000	United Kingdom Treasury, 1.50%, 1/22/21+	1,480,670

		20,283,545

Total Foreign Bonds (Cost $22,123,750)		22,688,664

Yankee Dollars (61.3%):
Banks (28.1%):
5,250,000	Australia & New Zealand Banking Group, Ltd., Regisetred Shares, 2.25%, 6/13/19	5,299,817
8,000,000	Australia & New Zealand Banking Group, Ltd., Registered Shares, 5.10%, 1/13/20	8,861,320
13,000,000	Bank Nederlandse Gemeenten NV, Registered Shares, 1.88%, 6/11/19	13,232,934
1,568,000	Commonwealth Bank of Australia NY, 2.30%, 9/6/19	1,588,041
12,000,000	Commonwealth Bank of Australia NY, Series G, 2.30%, 3/12/20	12,132,180
8,265,000	Japan Bank for International Cooperation, Series DTC, 1.75%, 5/29/19	8,294,159
2,000,000	KFW, Series G, 2.75%, 9/8/20	2,111,838
7,810,000	National Australia Bank Ltd., Registered Shares, 2.25%, 7/1/19	7,874,831
3,000,000	Nordea Bank AB, Registered Shares, 4.88%, 1/27/20	3,293,604
2,000,000	Nordea Bank AB, Registered Shares, 2.50%, 9/17/20(a)	2,025,046
8,000,000	NRW.Bank, Series E, 2.00%, 9/23/19	8,138,184
10,000,000	Oesterreichische Kontrollbank AG, 1.38%, 2/10/20	9,986,300
4,000,000	Oesterreichische Kontrollbank AG, 1.88%, 1/20/21	4,056,556
3,000,000	Royal Bank of Canada, Series G, 2.15%, 3/15/19^	3,041,265
9,000,000	Royal Bank of Canada, Series G, 2.15%, 3/6/20^	9,163,719
4,630,000	Svenska Handelsbanken AB, 2.50%, 1/25/19^	4,741,245
9,327,000	Svenska Handelsbanken AB, Series G, 2.40%, 10/1/20	9,410,710
4,000,000	Toronto-Dominion Bank (The), Series BKNT, 2.13%, 7/2/19	4,060,488
8,411,000	Toronto-Dominion Bank (The), 2.25%, 11/5/19^	8,524,237

Continued

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$1,700,000	Toronto-Dominion Bank (The), Series G, 2.50%, 12/14/20^	$1,730,784
2,000,000	Westpac Banking Corp., 2.30%, 5/26/20^	2,025,366
7,500,000	Westpac Banking Corp., 2.60%, 11/23/20	7,642,650

		137,235,274

Diversified Financial Services (23.4%):
1,978,000	Agence Francaise Develop, 1.63%, 1/21/20	1,981,825
13,000,000	Council of Europe Development Bank, 1.75%, 11/14/19	13,221,923
13,650,000	Dexia Credit Local SA NY, Registered Shares, 1.88%, 1/29/20	13,636,937
10,000,000	European Investment Bank, 2.88%, 9/15/20	10,614,920
11,706,000	GE Capital International Holdings, Ltd., 2.34%, 11/15/20	11,992,095
1,000,000	Inter-American Development Bank, 2.13%, 11/9/20	1,028,136
13,000,000	Japan Finance Organization for Municipalities, Registered Shares, 2.13%, 3/6/19	13,143,455
13,150,000	Kommunalbanken AS, Registered Shares, 1.50%, 10/22/19	13,201,758
13,000,000	Kommuninvest I Sverige AB, Registered Shares, 2.00%, 11/12/19	13,300,079
8,612,000	Nederlandse Waterschapsbank NV, Registed Shares, 1.75%, 9/5/19	8,703,322
4,903,000	Shell International Finance BV, 4.30%, 9/22/19	5,304,114
4,845,000	Shell International Finance BV, 4.38%, 3/25/20	5,289,136
2,700,000	Shell International Finance BV, 2.13%, 5/11/20	2,725,032

		114,142,732

Oil, Gas & Consumable Fuels (2.9%):
14,000,000	Statoil ASA, 2.25%, 11/8/19	14,173,250

Sovereign Bonds (6.9%):
14,000,000	Land Nordrhein-Westfalen, 1.63%, 1/22/20	14,063,532
2,000,000	Province of Manitoba, 2.05%, 11/30/20	2,032,990
3,150,000	Province of Manitoba Canada, 1.75%, 5/30/19^	3,189,407
11,000,000	Province of Ontario, 4.00%, 10/7/19	11,918,885
2,000,000	Province of Quebec, 3.50%, 7/29/20	2,154,736

		33,359,550

Total Yankee Dollars (Cost $297,015,772)		298,910,806

U.S. Treasury Obligations (1.1%):
U.S. Treasury Notes (1.1%)
2,000,000	3.63%, 2/15/20	2,195,312
3,000,000	3.50%, 5/15/20	3,286,290

		5,481,602

Total U.S. Treasury Obligations (Cost $5,448,890)		5,481,602

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (9.2%):
$44,889,742	AZL DFA Five-Year Global Fixed Income Fund Securities Lending Collateral Account(b)	$44,889,742

Total Securities Held as Collateral for Securities on Loan (Cost $44,889,742)		44,889,742

Unaffiliated Investment Company (0.9%):
4,265,387	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(c)	4,265,387

Total Unaffiliated Investment Company (Cost $4,265,387)		4,265,387

Total Investment Securities (Cost $526,524,813)(d) - 109.0%		531,073,709
Net other assets (liabilities) - (9.0)%		(43,692,013)

Net Assets - 100.0%		$487,381,696

Percentages indicated are based on net assets as of March 31, 2016.

MTN	-	Medium Term Note

^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $43,762,217.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(c)	The rate represents the effective yield at March 31, 2016.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2016:

Country	Percentage
Australia	8.6%
Austria	2.6%
Canada	8.5%
France	2.9%
Germany	4.6%
Ireland (Republic of)	2.6%
Japan	4.0%
Netherlands	6.6%
Norway	5.2%
Singapore	0.4%
Sweden	7.5%
United Kingdom	2.3%
United States	44.2%

100.0%

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Aerospace & Defense (1.2%):
42,107	BAE Systems plc	$306,832
6,994	CAE, Inc.	80,895
59,643	Cobham plc	185,154
504	Elbit Systems, Ltd.	47,436
3,429	European Aeronautic Defence & Space Co. NV	227,494
7,205	Finmeccanica SpA*	91,381
1,132	LiSi	29,749
26,648	Meggitt plc	154,988
1,077	MTU Aero Engines AG	103,239
12,760	QinetiQ Group plc	41,746
17,470	Rolls-Royce Holdings plc	170,050
2,744	Saab AB	93,737
1,274	Safran SA	89,067
21,867	Senior plc	71,336
17,700	Singapore Technologies Engineering, Ltd.	42,412
1,426	Thales SA	124,866
2,264	Ultra Electronics Holdings plc	58,670
5,412	Zodiac Aerospace	108,091

		2,027,143

Air Freight & Logistics (0.2%):
9,986	Bollore, Inc.	38,679
1,363	BPOST SA	37,848
7,375	Deutsche Post AG	204,789
3,829	Mainfreight, Ltd.	41,960
1,146	Oesterreichische Post AG	46,575
354	Panalpina Welttransport Holdings	39,536
15,641	PostNL NV*	63,662
22,984	Royal Mail plc	157,992
33,900	Singapore Post, Ltd.	41,137
2,700	Yamato Holdings Co., Ltd.	53,887

		726,065

Airlines (0.2%):
4,229	Air France-KLM*	40,158
26,921	Air New Zealand, Ltd.	53,248
40,000	Cathay Pacific Airways, Ltd.	69,227
4,597	Deutsche Lufthansa AG, Registered Shares*	74,302
2,130	easyJet plc	46,317
13,156	International Consolidated Airlines Group SA	104,105
28,692	Qantas Airways, Ltd.	89,429
6,500	Singapore Airlines, Ltd.	55,076

		531,862

Auto Components (2.4%):
6,300	Aisin Sieki Co., Ltd.	237,238
167	Autoneum Holding AG	42,851
910	Brembo SpA	47,022
4,500	Bridgestone Corp.	167,722
10,000	Calsonic Kansei Corp.	74,142
2,467	CIE Automotive SA	44,432
6,152	Compagnie Generale des Establissements Michelin SCA, Class B	627,931
485	Continental AG	110,358
4,100	Denso Corp.	164,336
1,800	Eagle Industry Co., Ltd.	23,642
1,724	ElringKlinger AG	46,991
1,700	Exedy Corp.	37,482
2,283	Faurecia	86,138
70,607	GKN plc	292,496
874	Grammer AG	34,787
2,500	Keihin Corp.	37,325
1,600	Koito Manufacturing Co., Ltd.	72,279
11,000	KYB Co., Ltd.	32,437

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
1,768	Leoni AG	$60,972
919	Linamar Corp.	44,223
2,972	Magna International, Inc., ADR	127,677
2,966	Martinrea International, Inc.	23,434
2,000	Mitsuba Corp.	30,888
2,300	NGK Spark Plug Co., Ltd.	43,869
7,300	NHK SPRING Co., Ltd.	69,669
1,800	Nifco, Inc./Japan	86,496
2,500	Nissin Kogyo Co., Ltd.	33,664
1,400	NOK Corp.	23,828
7,019	Nokian Renkaat OYJ	247,504
2,024	Plastic Omnium SA	69,550
2,184	Saf-Holland SA	26,812
8,000	Sanden Holdings Corp.	22,879
2,500	Stanley Electric Co., Ltd.	56,366
17,200	Sumitomo Electric Industries, Ltd.	209,115
5,700	Sumitomo Rubber Industries, Ltd.	87,820
2,500	Tokai Rika Co., Ltd.	47,026
2,500	Topre Corp.	46,561
4,600	Toyo Tire & Rubber Co., Ltd.	68,452
3,200	Toyoda Gosei Co., Ltd.	61,733
3,500	Toyota Boshoku Corp.	56,863
1,500	TPR Co., Ltd.	39,352
2,400	TS Tech Co., Ltd.	56,143
2,000	Unipres Corp.	34,833
767	Valeo SA	119,238
82,000	Xinyi Glass Holdings, Ltd.	54,673
6,500	Yokohama Rubber Co., Ltd. (The)	106,851

		4,136,100

Automobiles (3.7%):
5,703	Bayerische Motoren Werke AG (BMW)	523,717
6,300	Daihatsu Motor Co., Ltd.	88,538
13,547	Daimler AG, Registered Shares	1,038,391
2,700	Fuji Heavy Industries, Ltd.	95,068
21,900	Honda Motor Co., Ltd.	600,253
8,600	Isuzu Motors, Ltd.	88,756
17,300	Mazda Motor Corp.	267,355
20,100	Mitsubishi Motors Corp.	150,141
39,800	Nissan Motor Co., Ltd.	367,291
2,900	Nissan Shatai Co., Ltd.	29,181
10,721	PSA Peugeot Citroen SA*	183,402
2,159	Renault SA	214,196
5,000	Suzuki Motor Corp.	133,686
36,500	Toyota Motor Corp.	1,925,207
557	Volkswagen AG	80,795
3,300	Yamaha Motor Co., Ltd.	54,687

		5,840,664

Banks (9.4%):
14,000	77th Bank	49,491
12,000	Aomori Bank, Ltd. (The)	34,967
12,000	Aozora Bank, Ltd.	41,828
21,973	Australia & New Zealand Banking Group, Ltd.	392,642
12,000	Awa Bank, Ltd. (The)	58,092
23,992	Banca Popolare dell’Emilia Romarna	113,114
205,446	Banca Popolare di Milano SCARL(BPML)	142,435
22,808	Banca Popolare di Sondrio SCARL	79,870
44,632	Banco Bilbao Vizcaya Argentaria SA	294,396
59,316	Banco de Sabadell SA	106,000
12,627	Banco Popolare SC*	86,726
23,927	Banco Popular Espanol SA	61,716
105,505	Banco Santander SA	460,931
15,108	Bank Hapoalim BM	78,384
18,886	Bank Leumi Le-Israel Corp.*	67,818

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
23,843	Bank of East Asia, Ltd. (The)	$89,192
1,217	Bank of Georgia Holdings	35,425
426,400	Bank of Ireland*	123,588
900	Bank of Iwate, Ltd. (The)	32,616
6,000	Bank of Kyoto, Ltd. (The)	39,116
5,014	Bank of Montreal	304,300
9,000	Bank of Nagoya, Ltd. (The)	29,579
9,926	Bank of Nova Scotia	484,984
1,100	Bank of Okinawa, Ltd. (The)	36,105
11,648	Bank of Queensland, Ltd.	107,520
15,000	Bank of Yokohama, Ltd. (The)(a)	68,182
26,561	Bankia SA	25,031
20,189	Bankinter SA	141,885
145	Banque Cantonale Vaudoise, Registered Shares	100,961
19,002	Barclays plc, ADR	163,797
14,940	Bendigo & Adelaide Bank, Ltd.	101,005
206	Berner Kantonalbank AG	41,363
10,658	BNP Paribas SA	534,335
51,542	BOC Hong Kong Holdings, Ltd.	153,902
1,553	Canadian Imperial Bank of Commerce	116,025
2,853	Canadian Western Bank	53,057
11,000	Chiba Bank, Ltd. (The)	54,808
5,500	Chugoku Bank, Ltd. (The)	57,258
25,000	Chuo Mitsui Trust Holdings, Inc.	73,176
13,092	Commerzbank AG	113,755
8,865	Commonwealth Bank of Australia	508,402
7,683	Credit Agricole SA	82,851
4,185	Credito Emiliano SpA	28,470
55,201	Credito Valtellinese SC*	35,987
24,188	Criteria Caixacorp SA	71,200
5,046	CYBG plc*	15,237
19,600	Dah Sing Banking Group, Ltd.	34,427
6,800	Dah Sing Financial Holdings, Ltd.	41,810
17,000	Daishi Bank, Ltd. (The)	58,438
4,394	Danske Bank A/S	123,680
6,700	DBS Group Holdings, Ltd.	76,443
3,214	DnB NOR ASA	37,995
3,122	Erste Group Bank AG*	87,680
2,598	First International Bank of Israel	32,210
13,000	Fukuoka Financial Group, Inc.	42,376
15,000	Gunma Bank, Ltd. (The)	61,841
8,000	Hachijuni Bank, Ltd. (The)	34,400
2,805	Hang Seng Bank, Ltd.	49,571
18,000	Hiroshima Bank, Ltd. (The)	65,608
15,000	Hokkoku Bank, Ltd. (The)	39,380
43,000	Hokuhoku Financial Group, Inc.	56,419
8,607	HSBC Holdings plc, ADR	267,850
13,000	Hyakugo Bank, Ltd. (The)	48,630
13,000	Hyakujushi Bank, Ltd. (The)	36,430
31,687	ING Groep NV	381,504
72,699	Intesa Sanpaolo SpA	199,883
33,767	Isreal Discount Bank*	57,139
3,400	Iyo Bank, Ltd. (The)	22,212
11,000	Joyo Bank, Ltd. (The)	37,651
17,000	Juroku Bank, Ltd. (The)	50,736
2,247	Jyske Bank A/S	101,199
3,747	KBC Groep NV	193,073
13,000	Keiyo Bank, Ltd. (The)	46,998
3,500	Kiyo Bank, Ltd. (The)	39,595
9,990	Kyushu Financial Group, Inc.	57,482
836	Laurentian Bank of Canada	30,643
71,223	Lloyds TSB Group plc, ADR	281,331
95	Luzerner Kantonalbank AG	39,182
130,900	Mitsubishi UFJ Financial Group, Inc.	606,200

Shares		Fair Value
Common Stocks, continued
Banks, continued
8,000	Miyazaki Bank, Ltd. (The)	$19,434
3,289	Mizrahi Tefahot Bank, Ltd.	38,583
305,700	Mizuho Financial Group, Inc.	456,393
1,700	Musashino Bank, Ltd. (The)	42,806
13,000	Nanto Bank, Ltd. (The)	35,338
20,187	National Australia Bank, Ltd.	403,590
4,237	National Bank of Canada	138,634
12,974	Natixis	63,642
25,000	Nishi-Nippon City Bank, Ltd. (The)	44,192
24,822	Nordea Bank AB	238,327
16,100	North Pacific Bank, Ltd.	40,757
15,000	Ogaki Kyoritsu Bank, Ltd. (The)	45,300
19,052	Oversea-Chinese Banking Corp., Ltd.	124,922
2,199	Raiffeisen International Bank-Holding AG*	33,258
29,500	Resona Holdings, Inc.	105,221
169	Ringkjoebing Landbobank A/S	35,518
8,062	Royal Bank of Canada	464,049
6,584	Royal Bank of Scotland, ADR*	42,006
10,200	Senshu Ikeda Holdings, Inc.	36,639
7,100	Seven Bank, Ltd.	30,221
13,000	Shiga Bank, Ltd. (The)	54,659
25,000	Shinsei Bank, Ltd.	32,640
10,000	Shizuoka Bank, Ltd. (The)	72,120
17,110	Skandinaviska Enskilda Banken AB, Class A	162,498
7,945	Societe Generale	292,214
4,365	Spar Nord Bank A/S	41,551
121	St. Galler Kantonalbank AG	51,314
16,538	Standard Chartered plc	111,266
13,500	Sumitomo Mitsui Financial Group, Inc.	409,055
11,115	Svenska Handelsbanken AB, A Shares	140,642
6,472	Swedbank AB, A Shares	138,710
3,167	Sydbank A/S	90,734
12,000	Toho Bank, Ltd. (The)	38,405
7,500	Tomony Holdings, Inc.	22,179
10,079	Toronto-Dominion Bank (The)	434,707
31,027	UBI Banca - Unione di Banche Italiane SCPA	113,780
32,600	UniCredit SpA	117,421
8,100	United Overseas Bank, Ltd.	113,381
404	Valiant Holding AG	43,020
10,534	Westpac Banking Corp.	244,722
8,000	Yamagata Bank, Ltd. (The)	30,305
9,000	Yamaguchi Financial Group, Inc.	81,786
9,000	Yamanashi Chuo Bank, Ltd. (The)	32,938
8	Zuger Kantonalbank AG	41,398

		14,581,813

Beverages (1.5%):
6,139	A.G. Barr plc^	46,702
3,231	Anheuser-Busch InBev NV	402,709
2,300	Asahi Breweries, Ltd.	71,553
8,796	Britvic plc	89,502
8,711	C&C Group plc	39,293
1,347	Carlsberg A/S, Class B	128,120
5,367	Coca-Cola Amatil, Ltd.	36,262
2,600	Coca-Cola East Japan Co., Ltd.	43,073
7,048	Coca-Cola HBC AG	149,526
2,500	Coca-Cola West Co., Ltd.	61,778
2,046	Cott Corp.	28,439
4,973	Davide Campari - Milano SpA	49,620
4,154	Diageo plc, ADR	448,092
1,553	Heineken NV	140,603
2,200	ITO EN, Ltd.	69,347

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Beverages, continued
10,600	Kirin Holdings Co., Ltd.	$148,404
495	Pernod Ricard SA	55,132
1,755	Royal Unibrew A/S	84,663
3,597	SABMiller plc	219,780
20,000	Sapporo Breweries, Ltd.	99,432
1,000	Suntory Beverage & Food, Ltd.	44,941
5,700	Takara Holdings, Inc.	46,936
24,033	Treasury Wine Estates, Ltd.	177,106

		2,681,013

Biotechnology (0.3%):
836	Actelion, Ltd., Registered Shares	124,676
831	Bavarian Nordic A/S*	30,898
1,882	CSL, Ltd.	145,956
495	Genmab A/S*	68,545
1,727	Genus plc	37,822
2,522	Grifols SA	55,983
1,934	Sirtex Medical, Ltd.	42,717

		506,597

Building Products (1.1%):
1,800	AICA Kogyo Co., Ltd.	37,792
22,000	Asahi Glass Co., Ltd.	120,365
3,786	Assa Abloy AB, Class B	74,458
15	Belimo Holding AG, Registered Shares	40,650
11,000	Central Glass Co., Ltd.	59,594
15,449	Compagnie de Saint-Gobain SA	678,597
1,500	Daikin Industries, Ltd.	112,057
371	Geberit AG, Registered Shares	138,230
8,263	Kingspan Group plc	219,297
4,500	Lixil Group Corp.	91,588
1,573	Nibe Industrier AB	53,826
276	Rockwool International A/S	43,673
11,100	Sanwa Holdings Corp.	82,512
44	Schweiter Technologies AG	40,531
3,000	Takara Standard Co., Ltd.	27,264
2,500	TOTO, Ltd.	77,753
2,051	Uponor OYJ	29,753

		1,927,940

Capital Markets (2.2%):
7,367	Aberdeen Asset Management plc	29,106
11,432	Ashmore Group plc	46,990
851	Avanza Bank Holding AB*	37,850
3,389	Azimut Holding SpA	77,848
1,975	Banca Generali SpA	58,036
16,820	Brewin Dolphin Holdings plc	62,593
2,455	CI Financial Corp.	54,257
5,744	Close Brothers Group plc	103,705
12,696	Credit Suisse Group AG	179,507
15,000	Daiwa Securities Group, Inc.	92,004
4,489	Deutsche Bank AG, Registered Shares	76,366
6,978	Deutsche Bank AG, Registered Shares	118,207
2,513	EFG International AG	14,335
7,427	GAM Holding AG	107,047
4,000	Guoco Group, Ltd.	42,808
5,422	Hargreaves Lansdown plc	104,011
30,449	Henderson Group plc	112,289
25,228	ICAP plc	171,456
1,056	IGM Financial, Inc.	31,812
18,343	Investec plc	134,040
4,534	IOOF Holdings, Ltd.	30,679
3,026	Julius Baer Group, Ltd.	129,322
11,382	Jupiter Fund Management plc	66,529
186,000	Kingston Financial Group, Ltd.*	88,521

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
3,369	Macquarie Group, Ltd.	$169,754
2,210	Magellan Financial Group, Ltd.	38,192
63,933	Man Group plc	139,310
21,715	Mediobanca SpA	156,160
1,300	Nihon M&A Center, Inc.	75,459
25,400	Nomura Holdings, Inc.	113,079
172	Partners Group Holding AG	68,952
1,109	Perpetual, Ltd.	36,819
5,913	Platinum Asset Management, Ltd.	28,746
9,785	Ratos AB, B Shares^	62,715
8,000	SBI Holdings, Inc.	80,952
983	Schroders plc	37,654
7,500	Tokai Tokyo Financial Holdings, Inc.	40,978
14,284	Tullett Prebon plc	71,877
3,019	UBS Group AG	48,364
21,887	UBS Group AG	350,691
1,234	Vontobel Holding AG	53,429

		3,542,449

Chemicals (4.6%):
3,000	Adeka Corp.	43,698
705	Agrium, Inc.	62,244
2,015	Air Liquide SA	225,978
8,000	Air Water, Inc.	118,088
4,647	AkzoNobel NV	315,717
2,506	Arkema SA	187,466
19,000	Asahi Kasei Corp.	128,092
6,435	BASF SE	485,130
1,529	Christian Hansen Holding A/S	102,601
15,093	Clariant AG	272,655
2,347	Corbion NV	55,589
2,901	Croda International plc	126,308
7,400	Daicel Chemical Industries, Ltd.	100,878
41,000	Dainippon Ink & Chemicals, Inc.	97,708
21,000	Denka Co., Ltd.	86,359
11,715	DuluxGroup, Ltd.	56,251
88	EMS-Chemie Holding AG	45,550
8,260	Essentra plc	98,065
905	Frutarom Industries, Ltd.	47,384
1,212	Fuchs Petrolub SE	54,072
78	Givaudan SA, Registered Shares	152,624
4,570	Hexpol AB	50,693
2,000	Hitachi Chemical Co., Ltd.	35,969
53,574	Incitec Pivot, Ltd.	130,375
5,044	Israel Chemicals, Ltd.	21,876
2,365	Johnson Matthey plc	92,907
3,100	JSR Corp.	44,456
6,047	K+S AG, Registered Shares	141,402
12,000	Kaneka Corp.	102,458
2,000	Kansai Paint Co., Ltd.	32,113
5,351	Kemira OYJ	59,450
2,830	Koninklijke DSM NV	155,122
5,700	Kuraray Co., Ltd.	69,525
3,857	Lanxess AG	185,258
1,595	Linde AG	232,289
1,700	Lintec Corp.	30,351
1,559	Methanex Corp.	50,075
49,400	Mitsubishi Chemical Holdings Corp.	257,092
15,000	Mitsubishi Gas Chemical Co., Inc.	80,564
34,000	Mitsui Chemicals, Inc.	112,914
3,600	Nihon Parkerizing Co., Ltd.	32,549
8,000	Nippon Kayaku Co., Ltd.	80,725
1,200	Nippon Shokubai Co., Ltd.	60,936
8,000	Nippon Soda Co., Ltd.	40,287
2,300	Nissan Chemical Industries, Ltd.	59,238
2,100	Nitto Denko Corp.	116,684
7,000	NOF Corp.	49,616

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
3,112	Novozymes A/S, B Shares	$139,494
7,758	Nufarm, Ltd./Australia	44,367
13,729	Orica, Ltd.	160,960
4,755	Potash Corp. of Saskatchewan, Inc.	80,931
2,500	Shin-Etsu Chemical Co., Ltd.	129,317
60,000	Showa Denko K.K.	61,716
1,083	Solvay SA	108,276
11,000	Sumitomo Bakelite Co., Ltd.	43,020
68,000	Sumitomo Chemical Co., Ltd.	306,495
1,299	Symrise AG	86,824
1,106	Syngenta AG	458,605
16,458	Synthomer plc	86,072
2,900	Taiyo Nippon Sanso Corp.	27,340
48,000	Teijin, Ltd.	167,120
1,223	Tessenderlo Chemie NV*	46,409
6,500	Toagosei Co., Ltd.	54,094
12,000	Tokai Carbon Co., Ltd.	28,456
11,000	Toray Industries, Inc.	93,541
27,000	Tosoh Corp.	113,420
11,000	Toyo Ink SC Holdings Co., Ltd.	43,988
46,000	Toyobo Co., Ltd.	69,051
52,000	Ube Industries, Ltd.	91,686
3,768	Umicore SA	187,048
3,818	Victrex plc	90,108
597	Wacker Chemie AG	52,442
678	Yara International ASA	25,460
10,000	Zeon Corp.	64,658

		8,048,279

Commercial Services & Supplies (1.8%):
9,046	Aggreko plc	139,223
8,204	Babcock International Group plc	111,809
9,741	Berendsen plc	168,184
2,530	Bilfinger SE	106,647
1,670	Black Diamond Group, Ltd.	5,453
14,490	Brambles, Ltd.	134,175
3,615	Caverion Corp.	34,985
71,156	Cleanaway Waste Management, Ltd.	41,808
10,000	Dai Nippon Printing Co., Ltd.	88,818
4,203	De La Rue plc	26,964
81	dorma+kaba Holding AG	51,765
19,612	Downer EDI, Ltd.	57,339
4,009	Edenred	77,780
54,731	G4S plc	149,108
1,369	Gategroup Holding AG	61,037
14,558	HomeServe plc	89,997
2,747	Intrum Justitia AB	96,597
3,900	Kokuyo Co., Ltd.	45,546
2,256	Lassila & Tikanoja OYJ	40,943
3,541	Loomis AB	100,120
5,449	Mears Group plc	32,750
7,616	Mineral Resources, Ltd.	34,883
15,147	Mitie Group plc	55,731
2,100	Nissha Printing	30,737
2,100	Park24 Co., Ltd.	58,679
2,696	PayPoint plc	28,952
1,400	Pilot Corp.	53,340
4,268	Progressive Waste Solutions, Ltd.	132,436
7,569	Prosegur Compania de Seguridad SA	42,504
34,804	Regus plc	157,606
58,477	Rentokil Initial plc	148,029
9,539	RPS Group plc	28,341
1,000	SECOM Co., Ltd.	74,311
9,943	Securitas AB, B Shares	164,644
22,019	Shanks Group plc	26,217
468	Societe BIC SA	70,346

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,900	Toppan Forms Co., Ltd.	$32,221
10,000	Toppan Printing Co., Ltd.	83,731
3,070	Transcontinental, Inc.	48,653

		2,932,409

Communications Equipment (0.2%):
2,052	Ascom Holding AG	38,469
4,000	Hitachi Kokusai Electric, Inc.	48,065
3,860	Mitel Networks Corp.*	31,597
21,948	Nokia Oyj	130,360
26,263	Spirent Communications plc	33,089
17,805	Telefonaktiebolaget LM Ericsson, B Shares	178,178
3,500	VTech Holdings, Ltd.	41,551

		501,309

Construction & Engineering (2.1%):
1,845	ACS, Actividades de Construccion y Servicios SA	54,746
3,353	Aecon Group, Inc.	41,648
3,006	Arcadis NV	55,885
4,202	Astaldi SpA	19,413
838	Badger Daylighting, Ltd.	14,190
30,922	Balfour Beatty plc*	112,782
4,715	Bouygues SA	191,809
7,304	Carillion plc^	30,740
337	CIE d’Entreprises CFE SA	31,873
2,966	Cimic Group, Ltd.	78,909
3,800	ComSys Holdings Corp.	58,573
2,232	Eiffage SA	171,085
2,063	Ferrovial SA	44,143
2,220	FLSmidth & Co. A/S*^	92,739
4,361	Fomento de Construcciones y Contratas SA*	37,610
3,623	Galliford Try plc	74,397
9,600	Hazama Ando Corp.	46,599
1,132	Hochtief AG	137,827
706	Implenia AG	44,236
4,047	Interserve plc	25,115
5,000	JGC Corp.	74,824
11,000	Kajima Corp.	68,852
6,000	Kandenko Co., Ltd.	42,812
3,320	Keller Group plc	40,973
6,038	Kier Group plc	111,329
6,000	Kinden Corp.	73,549
13,092	Koninklijke BAM Groep NV*	61,807
2,065	Koninklijke Boskalis Westminster NV	80,903
13,000	Kumagai Gumi Co., Ltd.	32,966
3,300	Kyowa Exeo Corp.	36,640
5,000	Maeda Corp.	37,269
3,000	Maeda Road Construction Co., Ltd.	49,349
3,300	Mirait Holdings Corp.	26,204
5,275	Monadelphous Group, Ltd.	28,620
2,759	NCC AB	100,367
3,000	Nippo Corp.	50,363
15,000	Nishimatsu Construction Co., Ltd.	64,357
9,000	Obayashi Corp.	88,728
4,863	Obrascon Huarte Lain SA	30,884
10,000	Okumura Corp.	52,747
5,593	Outotec OYJ*	20,931
9,343	Peab AB	82,447
9,700	Penta-Ocean Construction Co., Ltd.	40,477
8,293	Sacyr SA	15,934
12,041	Salini Impregilo SpA	50,641
8,000	Shimizu Corp.	67,654
4,999	Skanska AB, Class B	113,861
5,048	SNC-Lavalin Group, Inc.	184,451
25,700	Sumitomo Mitsui Construction	23,003

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
8,000	TAISEI Corp.	$52,784
11,000	Toda Corp.	53,009
7,100	United Engineers, Ltd.	12,267
3,316	Vinci SA	246,193
2,228	WSP Global, Inc.	66,054
5,431	YIT OYJ	30,638

		3,578,206

Construction Materials (1.0%):
20,647	Adelaide Brighton, Ltd.	79,971
25,027	Boral, Ltd.	118,383
3,157	Brickworks, Ltd.	38,246
4,153	Buzzi Unicem SpA	71,595
6,949	CRH plc, ADR	195,823
22,791	CSR, Ltd.	57,383
12,804	Fletcher Building, Ltd.	69,780
1,996	HeidelbergCement AG	170,772
1,121	Imerys SA	78,103
9,660	Italcementi SpA	113,175
7,436	James Hardie Industries SE	101,350
6,065	LafargeHolcim, Ltd., Registered Shares	285,099
20,000	Sumitomo Osaka Cement Co., Ltd.	78,529
40,000	Taiheiyo Cement Corp.	91,820
767	Vicat	49,727

		1,599,756

Consumer Finance (0.0%):
2,700	Hitachi Capital Corp.	58,588
38,000	Sun Hung Kai Properties, Ltd.	22,884

		81,472

Containers & Packaging (1.0%):
11,159	Amcor, Ltd.	122,372
5,621	BillerudKorsnas AB	91,709
356	CCL Industries, Inc.	67,576
42,670	DS Smith plc	248,888
1,400	FP Corp.	59,886
1,100	Fuji Seal International, Inc.	38,981
2,623	Huhtamaki OYJ	97,024
2,589	Intertape Polymer Group, Inc.	37,102
314	Mayr Melnhof Karton AG	37,674
11,000	Rengo Co., Ltd.	55,448
14,419	RPC Group plc	157,193
10,558	Smurfit Kappa Group plc	271,942
5,600	Toyo Seikan Kaisha, Ltd.^	104,839
120	Vidrala SA	7,064

		1,397,698

Distributors (0.1%):
2,000	Canon Marketing Japan, Inc.	34,853
1,179	D’ieteren SA/NV	49,627
8,231	Inchcape plc	85,179
370	Uni-Select, Inc.	15,941

		185,600

Diversified Consumer Services (0.0%):
2,500	Benesse Holdings, Inc.	71,957
1,861	Dignity plc	66,101
3,169	EnerCare, Inc.	37,215
3,457	InvoCare, Ltd.	33,180
13,423	Slater & Gordon, Ltd.	2,671

		211,124

Diversified Financial Services (0.8%):
1,242	Ackermans & Van Haaren NV	176,014
1,083	ASX, Ltd.	34,351
4,284	Banca Mediolanum SpA	34,082
2,585	Bolsas y Mercados Espanoles	83,289
2,300	Century Tokyo Leasing Corp.	85,068

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
10,311	Challenger, Ltd.	$65,863
1,634	Deutsche Boerse AG	139,405
122,000	First Pacific Co., Ltd.	91,075
4,909	Hong Kong Exchanges & Clearing, Ltd.	118,287
16,331	IG Group Holdings plc	187,286
5,400	Japan Exchange Group, Inc.	82,469
3,928	London Stock Exchange Group plc	158,203
772	Onex Corp.	47,060
9,000	Singapore Exchange, Ltd.	53,074
1,125	TMX Group, Ltd.	40,630

		1,396,156

Diversified Telecommunication Services (2.8%):
974	BCE, Inc.	44,356
5,708	Belgacom SA	195,037
20,307	Bezeq Israeli Telecommunication Corp., Ltd. (The)	45,794
29,763	BT Group plc	187,425
174,601	Cable & Wireless Communications plc	192,326
18,127	Chorus, Ltd.	50,216
94,000	CITIC Telecom International Holdings, Ltd.	35,402
21,752	Deutsche Telekom AG, Registered Shares	390,147
4,973	Elisa OYJ	192,627
31,120	France Telecom SA	543,662
88,000	Hutchison Telecommunications Holdings, Ltd.	30,968
271	Iliad SA	69,613
16,506	Inmarsat plc	232,340
25,274	KCOM Group plc	39,025
53,529	Koninklijke (Royal) KPN NV	223,597
1,947	Manitoba Telecom Services, Inc.	48,413
3,000	Nippon Telegraph & Telephone Corp.	129,010
275,553	PCCW, Ltd.	178,383
37,800	Singapore Telecommunications, Ltd.	107,119
230	Swisscom AG, Registered Shares	124,581
18,712	Talktalk Telecom Group plc	63,540
28,144	TDC A/S	137,272
61,847	Telecom Corp. of New Zealand, Ltd.	155,990
348,838	Telecom Italia SpA*	376,092
8,067	Telefonica Deutschland Holding AG	43,679
19,665	Telefonica SA	219,780
3,069	Telenor ASA	49,596
43,030	TeliaSonera AB	223,402
17,092	Telstra Corp., Ltd.	69,653
5,536	TPG Telecom, Ltd.	47,959
7,553	Vocus Communications, Ltd.	48,089

		4,495,093

Electric Utilities (1.3%):
1,357	Acciona SA	104,875
30,714	AusNet Services	35,023
4,909	Cheung Kong Infrastructure Holdings, Ltd.	48,010
4,700	Chubu Electric Power Co., Inc.	65,493
2,800	Chugoku Electric Power Co., Inc. (The)	37,755
8,064	CLP Holdings, Ltd.	72,938
16,344	Contact Energy, Ltd.	56,518
3,575	Electricite de France	39,974
1,039	Elia System Operator SA/NV	51,672
25,102	Enel SpA	111,081
1,542	Fortis, Inc.	48,340
4,466	Fortum OYJ	67,293
53,000	HK Electric Investments, Ltd.(b)	46,668

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
4,200	Hokkaido Electric Power Co., Inc.*	$35,128
3,200	Hokuriku Electric Power Co.	45,282
5,961	Hongkong Electric Holdings, Ltd.	60,995
94,280	Iberdrola SA	627,301
17,287	Infratil, Ltd.	39,187
5,100	Kansai Electric Power Co., Inc. (The)*	45,071
3,800	Kyushu Electric Power Co., Inc.*	36,151
1,090	Red Electrica Corporacion SA	94,400
7,181	Scottish & Southern Energy plc	153,317
3,300	Shikoku Electric Power Co., Inc.	44,156
45,352	Spark Infrastructure Group	71,888
7,844	Terna SpA	44,690
3,400	Tohoku Electric Power Co., Inc.	43,854
10,200	Tokyo Electric Power Co., Inc. (The)*	55,964

		2,183,024

Electrical Equipment (1.6%):
35,816	ABB, Ltd.	697,916
22,000	Fuji Electric Holdings Co., Ltd.	76,005
34,000	Furukawa Electric Co., Ltd. (The)	73,384
11,535	Gamesa Corporacion Tecnologica SA	227,409
18,000	GS Yuasa Corp.	76,907
784	Huber & Suhner AG	40,776
19,000	Johnson Electric Holdings, Ltd.	58,676
2,352	Legrand SA	131,642
13,000	Mitsubishi Electric Corp.	136,163
1,508	Nexans SA*	67,753
1,000	Nidec Corp.	68,392
2,914	OSRAM Licht AG	149,598
7,024	Prysmian SpA	159,073
1,104	Saft Groupe SA	33,384
4,489	Schneider Electric SA	283,458
2,158	TKH Group NV	92,356
3,600	Ushio, Inc.	47,726
3,491	Vestas Wind Systems A/S	245,367

		2,665,985

Electronic Equipment, Instruments & Components (1.5%):
1,900	ALPS Electric Co., Ltd.	33,097
2,900	Amano Corp.	45,707
5,400	Anritsu Corp.	29,638
2,100	Azbil Corp.	53,742
564	Barco NV	40,629
2,893	Celestica, Inc.*	31,768
9,300	Citizen Holdings Co., Ltd.	52,701
28,281	Electrocomponents plc	97,590
100,000	FIH Mobile, Ltd.	44,615
17,236	Halma plc	225,439
1,951	Hexagon AB, B Shares	75,895
2,400	Hitachi High-Technologies Corp.	67,415
80,000	Hitachi, Ltd.	374,093
1,600	Horiba, Ltd.	59,583
4,900	IBIDEN Co., Ltd.	59,759
929	Ingenico Group	106,399
1,000	Japan Aviation Electronics Industry, Ltd.	11,668
100	Keyence Corp.	54,522
2,000	Kyocera Corp.	88,056
12,062	Laird plc	65,952
900	Murata Manufacturing Co., Ltd.	108,125
15,000	Nippon Electric Glass Co., Ltd.	76,742
28,000	OKI Electric Industry Co., Ltd.	39,449
2,600	Omron Corp.	77,354
2,587	Oxford Instruments plc	24,846
13,225	Premier Farnell plc	21,415

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,690	Renishaw plc	$44,344
1,700	Ryosan Co., Ltd.	42,464
6,000	Shimadzu Corp.	94,048
3,338	Spectris plc	87,949
5,400	Taiyo Yuden Co., Ltd.	52,496
2,200	TDK Corp.	122,102
1,800	Topcon Corp.	23,724
7,500	Venture Corp., Ltd.	46,516
4,000	Yaskawa Electric Corp.	46,025
4,000	Yokogawa Electric Corp.	41,320

		2,567,187

Energy Equipment & Services (0.6%):
15,319	AMEC plc	98,034
1,801	Calfrac Well Services, Ltd.	1,886
6,691	Canadian Energy Services & Technology Corp.	16,436
19,396	Compagnie Generale de Geophysique-Veritas*^	14,765
2,944	Enerflex, Ltd.	23,147
3,107	Ensign Energy Services, Inc.	14,308
82,100	Ezion Holdings, Ltd.	34,835
4,058	Fugro NV*	77,680
3,904	Hunting plc	17,808
14,009	John Wood Group plc	123,565
3,607	Mullen Group, Ltd.	39,970
1,946	Pason Systems, Inc.	24,726
6,280	Petrofac, Ltd.	82,451
10,172	Petroleum Geo-Services ASA	28,311
10,988	Precision Drilling Corp.	46,029
11,173	ProSafe SE^	6,560
237,613	Saipem SpA*	94,726
4,571	SBM Offshore NV*	58,014
530	Schoeller-Blackman Oilfield Equipment AG	32,224
5,099	Seadrill, Ltd.*^	16,357
1,191	ShawCor, Ltd.	25,891
3,500	Subsea 7 SA*	26,395
1,995	Technip-Coflexip SA	110,296
785	Tecnicas Reunidas SA	22,035
2,233	Tenaris SA	27,752
1,555	TGS NOPEC Geophysical Co. ASA	23,658
4,080	Trican Well Service, Inc.*	3,739
4,122	Trinidad Drilling, Ltd.	5,142
1,374	Vallourec SA	8,911
9,498	WorleyParsons, Ltd.	38,609

		1,144,260

Food & Staples Retailing (2.8%):
24,500	Aeon Co., Ltd.	353,855
1,435	Alimentation Couche-Tard, Inc.	63,871
1,309	Amsterdam Commodities NV	35,256
1,700	Arcs Co., Ltd.	37,997
1,200	Axial Retailing, Inc.	39,387
17,428	Booker Group plc	43,051
8,320	Carrefour SA	228,379
813	Casino Guichard-Perrachon SA	46,479
4,130	Colruyt SA	240,564
300	Cosmos Pharmaceutical Corp.	49,779
4,670	Delhaize Group	486,514
12,838	Distribuidora Internacional de Alimentacion SA	66,379
1,335	Empire Co., Ltd., Class A	23,131
1,100	FamilyMart Co., Ltd.	57,168
6,172	Greggs plc	96,097
1,600	Heiwado Co., Ltd.	33,123
973	ICA Gruppen AB	32,161

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
43,979	J Sainsbury plc	$174,097
819	Jean Coutu Group, Inc.	13,888
932	Kesko OYJ, A Shares	39,168
3,359	Kesko OYJ, B Shares	148,216
12,531	Koninklijke Ahold NV	281,250
900	LAWSON, Inc.	75,225
1,111	Loblaw Cos., Ltd.	62,215
1,500	Matsumotokiyoshi Holdings Co., Ltd.	78,310
33,179	Metcash, Ltd.*	44,057
5,582	Metro AG	172,663
1,658	Metro, Inc.	57,531
201	North West Co., Inc. (The)	4,476
947	Rallye SA	16,409
4,300	Seven & I Holdings Co., Ltd.	182,658
1,668	Sligro Food Group NV	65,236
900	Sundrug Co., Ltd.	67,310
116,876	Tesco plc*	321,616
800	Tsuruha Holdings, Inc.	78,545
2,200	Valor Co., Ltd.	55,379
5,821	Wesfarmers, Ltd.	184,752
1,644	Weston (George), Ltd.	147,207
73,884	William Morrison Supermarkets plc^	210,095
11,834	Woolworths, Ltd.	200,275

		4,613,769

Food Products (3.1%):
823	AAK AB	65,186
3,000	Ajinomoto Co., Inc.	67,576
535	Aryzta AG	22,079
1,293	Associated British Foods plc	61,956
68	Barry Callebaut AG, Registered Shares	73,781
1,100	Calbee, Inc.	43,613
1	Chocoladefabriken Lindt & Spruengli AG, Registered Shares	74,861
11,579	Cloetta AB*	36,716
1,614	Cranswick plc	49,432
7,971	Dairy Crest Group plc	70,784
3,437	Danone SA	243,956
10,087	Devro plc	42,607
3,737	Ebro Foods SA	81,392
111	Emmi AG	60,608
16,300	First Resources, Ltd.	24,431
2,500	Fuji Oil Co., Ltd./Osaka	45,060
3,495	Glanbia plc	71,272
108,900	Golden Agri-Resources, Ltd.	33,119
8,318	GrainCorp, Ltd.	47,968
19,304	Greencore Group plc	103,712
2,100	House Foods Group, Inc.	39,199
1,567	Kerry Group plc, Class A	145,920
3,564	Maple Leaf Foods, Inc.	74,513
4,006	Marine Harvest	61,812
1,600	Meiji Holdings Co., Ltd.	128,422
11,000	Morinaga Milk Industry Co., Ltd.	58,920
25,816	Nestle SA, Registered Shares	1,928,472
15,000	Nichirei Corp.	121,911
4,000	Nippon Meat Packers, Inc.	87,979
13,500	Nippon Suisan Kaisha, Ltd.	65,515
6,600	Nisshin Seifun Group, Inc.	104,882
4,531	Orkla ASA, Class A	41,021
1,700	Petra Foods, Ltd.	3,533
1,601	Saputo, Inc.	51,337
2,649	Suedzucker AG	46,533
17,940	Tate & Lyle plc	148,792
432	Vilmorin & CIE SA	31,916
1,207	Viscofan SA	72,150
30,000	Vitasoy International Holdings, Ltd.	56,027

Shares		Fair Value
Common Stocks, continued
Food Products, continued
15,600	Wilmar International, Ltd.	$38,880
600	Yakult Honsha Co., Ltd.	26,521
2,000	Yamazaki Baking Co., Ltd.	42,123

		4,696,487

Gas Utilities (0.5%):
7,536	APA Group	50,834
6,219	Enagas SA	186,482
1,852	Gas Natural SDG SA	37,413
26,998	Hong Kong & China Gas Co., Ltd.	50,479
15,000	Osaka Gas Co., Ltd.	57,536
1,145	Rubis SA	91,877
15,848	Snam SpA	99,108
4,316	Superior Plus Corp.	30,710
10,000	Toho Gas Co., Ltd.	70,974
11,000	Tokyo Gas Co., Ltd.	51,270

		726,683

Health Care Equipment & Supplies (1.1%):
2,394	Ansell, Ltd.	31,576
1,400	Asahi Intecc Co., Ltd.	65,531
689	bioMerieux	78,775
37,600	Biosensors International Group*	23,020
1,396	Carl Zeiss Meditec AG*	43,096
1,072	Cochlear, Ltd.	83,971
586	Coloplast A/S, Class B	44,263
804	DiaSorin SpA	46,361
297	Draegerwerk AG & Co. KGaA	20,157
11,631	Elekta AB, B Shares^	86,899
1,726	Essilor International SA Compagnie Generale d’Optique	212,632
13,820	Fisher & Paykel Healthcare Corp., Ltd.	93,438
5,613	Getinge AB, B Shares	128,852
4,359	GN Store Nord A/S	90,808
2,000	HOYA Corp.	76,048
6,000	JEOL, Ltd.	30,381
1,500	Nihon Kohden Corp.	37,206
4,000	Nikkiso Co., Ltd.	29,311
6,500	Nipro Corp.	61,716
1,300	Olympus Co., Ltd.	50,514
298	Sartorius AG	75,906
146	Sartorius Stedim Biotech SA	55,453
1,314	Smith & Nephew plc	21,576
253	Sonova Holding AG, Registered Shares	32,225
268	Straumann Holding AG, Registered Shares	92,185
1,700	Sysmex Corp.	105,982
2,400	Terumo Corp.	86,016
661	William Demant Holding A/S*	66,281

		1,870,179

Health Care Providers & Services (0.6%):
5,500	Alfresa Holdings Corp.	105,463
4,556	Ebos Group, Ltd.	54,146
1,153	Fagron	7,597
1,646	Fresenius Medical Care AG & Co., KGaA	145,769
2,229	Fresenius SE & Co. KGaA	162,814
1,779	Korian-Medica	52,295
1,404	Medical Facilities Corp.	17,050
4,200	Medipal Holdings Corp.	66,476
1,900	Miraca Holdings, Inc.	77,904
22,099	Primary Health Care, Ltd.	63,329
1,233	Ramsay Health Care, Ltd.^	57,928
1,312	Rhoen-Klinikum AG	40,715
2,200	Ship Healthcare Holdings, Inc.	55,316

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
53,793	Sigma Pharmaceuticals, Ltd.	$43,661
2,235	Sonic Healthcare, Ltd.	32,025
2,500	Suzuken Co., Ltd.	84,928
2,700	Toho Holdings Co., Ltd.	57,753
5,813	UDG Healthcare plc	48,652

		1,173,821

Health Care Technology (0.0%):
14,160	AGFA-Gevaert NV*	63,176
2,100	M3, Inc.	52,707

		115,883

Hotels, Restaurants & Leisure (1.9%):
2,718	Accor SA	115,025
3,700	Accordia Golf Co., Ltd.	34,743
21,328	Ardent Leisure Group	37,336
8,600	Aristocrat Leisure, Ltd.	67,818
4,254	Autogrill SpA*	35,308
14,000	Cafe de Coral Holdings, Ltd.	40,704
875	Carnival plc, ADR	47,504
7,672	Compass Group plc	134,825
1,951	Domino’s Pizza Enterprises, Ltd.	85,631
5,749	Domino’s Pizza Group plc	82,991
20,405	Enterprise Inns plc*	27,968
1,133	Flight Centre, Ltd.	37,426
12,010	Galaxy Entertainment Group, Ltd.	45,083
48,300	Genting Singapore plc	29,917
1,257	Great Canadian Gaming Corp.*	18,014
8,500	Greene King plc	106,066
6,570	GVC Holdings plc	47,617
1,100	HIS Co., Ltd.	30,685
31,000	Hongkong & Shanghai Hotels (The)	32,895
1,366	InterContinental Hotels, ADR	56,375
3,056	JD Wetherspoon plc	30,845
169	Kuoni Reisen Holding	63,411
23,554	Ladbrokes plc	39,361
21,786	Marston’s plc	47,494
20,912	Merlin Entertainments plc	138,703
6,833	Millennium & Copthorne Hotels	40,851
9,215	Mitchells & Butlers plc	36,774
78,000	NagaCorp, Ltd.	49,989
900	Oriental Land Co., Ltd.	63,725
1,016	Paddy Power Betfair plc	141,128
1,472	Paddy Power plc	204,962
12,439	Rank Group plc	45,316
1,500	Resorttrust, Inc.	33,625
12,657	Restaurant Group plc (The)	71,124
1,200	Saint Marc Holdings Co., Ltd.	33,047
11,220	Sands China, Ltd.	45,746
64,000	Shangri-La Asia, Ltd.	73,033
30,855	SJM Holdings, Ltd.	22,048
26,336	Sky City Entertainment Group, Ltd.	90,975
806	Sodexo SA	86,646
25,381	Star Entertainment Group, Ltd. (The)	110,106
23,303	Tabcorp Holdings, Ltd.	76,354
42,047	Tatts Group, Ltd.	121,526
50,634	Thomas Cook Group plc*	67,344
9,000	Tokyo Dome Corp.	40,773
5,354	TUI AG	82,632
6,856	Unibet Group plc	77,684
2,213	Whitbread plc	125,749
24,720	William Hill plc	115,802
16,830	Wynn Macau, Ltd.*	26,054
5,600	Zensho Holdings Co., Ltd.	66,959

		3,383,717

Household Durables (2.1%):
2,000	Alpine Electronics, Inc.	22,398

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
38,918	Barratt Developments plc	$312,101
4,643	Bellway plc	174,768
5,073	Berkeley Group Holdings plc (The)	233,493
5,074	Bovis Homes Group plc	67,570
2,000	Casio Computer Co., Ltd.	40,241
9,906	Crest Nicholson Holdings plc	79,893
1,800	De’Longhi	40,928
1,469	Dorel Industries, Inc.	32,918
3,583	Electrolux AB, Series B*	94,278
63	Forbo Holding AG	76,277
1,600	Foster Electric Co., Ltd.	33,641
5,500	Haseko Corp.	51,041
15,466	Husqvarna AB, B Shares	113,051
2,800	Iida Group Holdings Co., Ltd.	54,452
4,175	JM AB	108,274
31,200	Man Wah Holdings, Ltd.	39,506
3,900	Nikon Corp.^	59,663
6,591	Nobia AB	68,709
14,500	Panasonic Corp.	133,094
13,107	Persimmon plc	391,122
18,200	Pioneer Corp.*	48,165
9,947	Redrow plc	57,276
2,500	Sangetsu Co., Ltd.	45,247
1,136	SEB SA	117,767
13,000	Sekisui Chemical Co., Ltd.	160,032
9,100	Sekisui House, Ltd.	153,167
55,000	Sharp Corp.*	63,025
9,500	Sony Corp.	244,049
2,200	Starts Corp., Inc.	48,841
4,800	Sumitomo Forestry Co., Ltd.	55,016
124,926	Taylor Wimpey plc	340,011
20,687	Techtronic Industries Co., Ltd.	81,762
4,830	Tomtom NV*	47,094

		3,688,870

Household Products (0.6%):
412	Henkel AG & Co. KGaA	40,478
630	Henkel AG & Co. KGaA	69,416
8,000	Lion Corp.	90,085
6,605	PZ Cussons plc	28,583
2,504	Reckitt Benckiser Group plc	241,758
11,186	Svenska Cellulosa AB, B Shares	348,123
1,800	Unicharm Corp.	39,074

		857,517

Independent Power and Renewable Electricity Producers (0.1%):
4,545	Algonquin Power & Utilities Corp.	38,044
1,824	Capital Power Corp.	25,283
5,914	Drax Group plc	23,045
1,300	Electric Power Development Co., Ltd.	40,515
18,416	Enel Green Power SpA	39,461
3,741	Innergex Renewable Energy, Inc.	40,648
2,649	Northland Power, Inc.	43,694
9,048	Transalta Corp.	42,084

		292,774

Industrial Conglomerates (1.1%):
13,430	CK Hutchison Holdings, Ltd.	174,506
375	Daetwyler Holding AG	55,902
1,985	DCC plc	174,754
20,000	Hopewell Holdings, Ltd.	64,608
980	Indus Holding AG	48,297
11,000	Keihan Electric Railway Co., Ltd.	77,372
9,300	Keppel Corp., Ltd.	40,335
1,483	Koninklijke philips Electronics NV, NY Shares, NYS	42,340
2,535	Koninklijke Philips Electronics NV	71,960

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
8,000	Nisshinbo Holdings, Inc.	$84,741
1,487	Nolato AB	41,677
23,884	NWS Holdings, Ltd.	38,130
1,414	Rheinmetall AG	112,904
15,900	SembCorp Industries, Ltd.	35,733
70,000	Shun Tak Holdings, Ltd.	23,204
6,796	Siemens AG, Registered Shares	720,191
3,641	Smiths Group plc	55,973
67,000	Toshiba Corp.*	129,954

		1,992,581

Insurance (5.3%):
4,407	Admiral Group plc	125,130
29,525	AEGON NV	161,630
8,296	Ageas NV	329,092
67,040	AIA Group, Ltd.	380,188
39,825	AMP, Ltd.	176,524
4,194	Assicurazioni Generali SpA	61,863
11,390	Aviva plc, ADR	148,753
13,553	AXA SA	318,572
1,614	Baloise Holding AG, Registered Shares	204,549
21,869	Beazley plc	112,680
7,122	Chesnara plc	33,728
3,618	CNP Assurances SA	56,272
7,700	Dai-ichi Life Insurance Co., Ltd. (The)	93,156
1,896	Delta Lloyd NV	8,800
45,559	Direct Line Insurance Group plc	241,243
11,141	Esure Group plc	43,625
569	Euler Hermes Group	51,513
536	Fairfax Financial Holdings, Ltd.	300,100
1,983	Gjensidige Forsikring ASA	33,817
1,405	Great-West Lifeco, Inc.	38,668
2,030	Grupo Catalana Occidente SA	57,582
846	Hannover Rueck SE	98,506
221	Helvetia Patria Holding AG	126,368
9,358	Hiscox, Ltd.	129,782
2,622	Industrial Alliance Insurance & Financial Services, Inc.	79,149
75,592	Insurance Australia Group, Ltd.	321,762
655	Intact Financial Corp.	45,864
4,510	Jardine Lloyd Thompson Group plc	54,603
7,511	Lancashire Holdings, Ltd.	59,374
79,174	Legal & General Group plc	265,700
13,895	Manulife Financial Corp.	196,336
31,539	MAPFRE SA	68,034
26,388	Medibank Private, Ltd.	58,996
3,700	MS&AD Insurance Group Holdings, Inc.	103,038
1,291	Muenchener Rueckversicherungs-Gesellschaft AG	262,507
12,188	NIB Holdings, Ltd.	36,507
2,500	NKSJ Holdings, Inc.	70,779
52,461	Old Mutual plc	144,308
8,574	Phoenix Group Holdings	115,783
3,796	Prudential plc, ADR	141,211
17,328	QBE Insurance Group, Ltd.	144,076
21,669	RSA Insurance Group plc	147,240
2,720	Sampo OYJ, A Shares	128,675
5,444	SCOR SA	193,066
3,984	Societa Cattolica di Assicuraz	27,169
3,000	Sony Financial Holdings, Inc.	38,312
11,933	St. James Place plc	156,432
20,910	Standard Life plc	106,368
15,216	Storebrand ASA*	59,430
4,456	Sun Life Financial, Inc.	143,795
16,334	Suncorp-Metway, Ltd.	148,360

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,205	Swiss Life Holding AG, Registered Shares	$320,251
2,675	Swiss Re AG	246,496
7,900	T&D Holdings, Inc.	73,631
1,863	Talanx AG	63,585
3,900	Tokio Marine Holdings, Inc.	131,599
3,403	Topdanmark A/S*	86,302
2,732	Tryg A/S	52,995
10,083	Unipol Gruppo Finanziario SpA	40,758
34,458	UnipolSai SpA	79,659
3,622	Uniqa Insurance Group AG	25,409
1,431	Vienna Insurance Group Weiner Staeditische Versicherung AG	30,255
1,584	Zurich Insurance Group AG	366,123

		8,166,078

Internet & Catalog Retail (0.2%):
18,019	Home Retail Group plc	42,848
7,431	N Brown Group plc	34,867
13,793	Ocado Group plc*	57,336
3,500	Rakuten, Inc.	33,742
1,600	Start Today Co., Ltd.	64,577
1,921	Takkt AG	36,880
12,361	Trade Me Group, Ltd.	37,659
1,761	Yoox SpA*	53,926

		361,835

Internet Software & Services (0.4%):
6,464	Carsales.com, Ltd.	58,147
2,300	DeNA Co., Ltd.	39,610
3,000	GMO Internet, Inc.	40,045
6,300	Gree, Inc.	34,586
2,100	Internet Initiative Japan, Inc.	43,144
3,100	Kakaku.com, Inc.	57,438
15,276	Moneysupermarket.com Group plc	69,594
1,072	Netent AB*	60,453
3,213	Rightmove plc	193,786
2,596	United Internet AG, Registered Shares	130,176
8,400	Yahoo! Japan Corp.	35,672

		762,651

IT Services (1.1%):
1,450	Alten SA	88,827
4,218	Altran Technologies SA	58,402
4,419	Amadeus IT Holding SA	188,831
3,551	Atea ASA	33,897
3,068	Atos Origin SA	249,284
626	Bechtle AG	64,604
1,081	Cap Gemini SA	101,457
1,045	CGI Group, Inc.*	49,930
3,428	Computacenter plc	41,344
7,580	Computershare, Ltd.	56,654
1,168	DH Corp.	34,745
4,312	Econocom Group SA/NV	44,623
32,000	Fujitsu, Ltd.	118,133
4,428	IRESS, Ltd.	39,242
3,200	IT Holdings Corp.	75,722
1,900	Itochu Techno-Solutions Corp.	35,849
13,304	NCC Group plc	47,940
3,900	Nihon Unisys, Ltd.	51,639
1,320	Nomura Research Institute, Ltd.	44,355
1,100	NTT Data Corp.	55,207
1,500	SCSK Corp.	58,531
462	Sopra Steria Group	54,567
4,001	Tieto OYJ	104,002

		1,697,785

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Products (0.4%):
6,131	Amer Sports OYJ	$177,547
2,200	Heiwa Corp.	45,520
2,400	Namco Bandai Holdings, Inc.	52,231
16,103	Photo-Me International plc	41,055
1,700	Sankyo Co., Ltd.	63,275
5,700	Sega Sammy Holdings, Inc.	62,126
400	Shimano, Inc.	62,535
5,200	Yamaha Corp.	156,581

		660,870

Life Sciences Tools & Services (0.6%):
659	AddLife AB*	8,770
306	Eurofins Scientific SE	111,923
1,884	Gerresheimer AG	147,675
2,438	Lonza Group AG, Registered Shares	411,053
1,908	QIAGEN NV*	42,291
7,395	QIAGEN NV*	165,205
250	Tecan Group AG	37,934

		924,851

Machinery (3.8%):
6,065	Aalberts Industries NV	209,758
1,760	Alfa Laval AB	28,645
10,500	AMADA Co., Ltd.	102,390
1,528	Andritz AG^	83,847
2,900	Asahi Diamond Industrial Co., Ltd.	25,918
3,026	Atlas Copco AB, A Shares	76,143
1,756	Atlas Copco AB, B Shares	41,394
1,558	Beijer Alma AB*	41,566
7,444	Bodycote plc	64,225
316	Bucher Industries AG	76,620
87	Burckhardt Compression Holding	29,832
1,990	Cargotec OYJ	64,230
9,994	CNH Industrial NV	67,922
111	Construcciones y Auxiliar de Ferrocarriles SA	35,273
52	Conzzeta AG	34,674
3,600	DMG Mori Co., Ltd.	32,969
878	Duerr AG	68,990
18,000	Ebara Corp.	75,004
800	FANUC Corp.	124,233
3,400	Fujitec Co., Ltd.	34,608
2,307	GEA Group AG	112,322
241	Georg Fischer AG	194,683
2,000	Glory, Ltd.	67,948
2,253	Haldex AB	19,709
15,038	Heidelberger Druckmaschinen AG*	34,002
3,900	Hino Motors, Ltd.	42,151
3,100	Hitachi Construction Machinery Co., Ltd.	49,223
6,700	Hitachi Zosen Corp.	31,699
22,000	IHI Corp.	46,313
8,753	IMI plc	119,147
2,147	Interpump Group SpA	31,383
13,000	Japan Steel Works, Ltd. (The)	40,991
6,700	JTEKT Corp.	86,865
2,600	Juki Corp.^	23,530
975	Jungheinrich AG	88,897
22,000	Kawasaki Heavy Industries, Ltd.	63,283
2,997	Kion Group AG	174,691
12,500	Komatsu, Ltd.	212,715
3,618	Kone OYJ, B Shares	173,685
1,652	Konecranes OYJ	39,247
438	Krones AG	52,742
8,000	Kubota Corp.	108,847
478	Kuka AG	50,029
3,200	Kurita Water Industries, Ltd.	72,850
4,000	Makino Milling Machine Co., Ltd.	24,475

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,100	Makita Corp.	$68,197
13,000	Meidensha Corp.	59,091
4,810	Melrose Industries plc	24,616
2,898	Metso Corp. OYJ	68,794
5,000	Minebea Co., Ltd.	38,983
43,000	Mitsubishi Heavy Industries, Ltd.	159,189
37,000	Mitsui Engineering & Shipbuilding Co., Ltd.	55,046
9,923	Morgan Advanced Materials plc	32,364
2,100	Nabtesco Corp.	47,117
11,000	Nachi-Fujikoshi Corp.	38,293
3,000	NGK Insulators, Ltd.	55,234
1,099	NKT Holding A/S*	63,401
890	Norma Group SE	49,606
6,900	NSK, Ltd.	62,927
25,000	NTN Corp.	79,698
8,914	OC Oerlikon Corp. AG	91,955
5,000	Okuma Corp.	34,943
1,900	OSG Corp.	35,458
118	Rational AG	62,858
39,540	Rotork plc	103,772
16,351	Sandvik AB	169,154
214	Schindler Holding AG, Registered Shares	39,192
15,600	SembCorp Marine, Ltd.^	19,084
767	Semperit AG	29,663
4,000	Shinmaywa Industries, Ltd.	28,286
5,919	SKF AB, B Shares*	106,869
2,119	Spirax-Sarco Engineering plc	110,375
1,147	Sulzer AG, Registered Shares	113,712
11,000	Sumitomo Heavy Industries, Ltd.	45,422
8,000	Tadano, Ltd.	74,026
2,100	Takeuchi Manufacturing Co., Ltd.	30,176
2,200	THK Co., Ltd.	40,565
9,213	Trelleborg AB	182,240
9,000	Tsubakimoto Chain Co.	55,576
5,691	Valmet Corp.	62,356
9,513	Vesuvius plc	45,148
3,857	Volvo AB, A Shares	42,459
19,425	Volvo AB, B Shares	212,019
1,388	Wacker Neuson SE	22,062
2,713	Wartsila Corp. OYJ, Class B	122,254
6,011	Weir Group plc (The)	95,587
3,727	Zardoya Otis SA	43,183

		6,200,618

Marine (0.3%):
42	A.P. Moeller - Maersk A/S, Class A	53,354
75	A.P. Moeller - Maersk A/S, Class B	97,883
1,685	DFDS A/S*	61,053
7,971	Irish Continental Group	49,272
37,000	Kawasaki Kisen Kaisha, Ltd.	71,489
534	Kuehne & Nagel International AG, Registered Shares	75,916
17,000	Mitsui O.S.K. Lines, Ltd.	34,479
42,600	Neptune Orient Lines, Ltd.*	40,149
34,000	Nippon Yusen Kabushiki Kaisha	65,361
8,500	Orient Overseas International, Ltd.	32,817
93,000	Pacific Basin Shipping, Ltd.	13,672

		595,445

Media (2.4%):
1,800	Asatsu-DK, Inc.	46,247
2,296	Atresmedia Corp. de Medios de Comuicacion SA	25,084
2,500	Avex Group Holdings, Inc.	32,498
1,273	Axel Springer AG	68,534
912	Cineplex, Inc.	35,515

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
8,601	Cineworld Group plc	$66,210
546	Cogeco Communications, Inc.*	29,121
2,595	Corus Entertainment, Inc.	23,500
1,398	CTS Eventim AG & Co. KGaA	49,663
1,200	Cyberagent, Inc.	55,626
1,600	Daiichikosho Co., Ltd.	69,651
8,644	Daily Mail & General Trust plc	86,327
1,400	Dentsu, Inc.	70,249
2,163	Euromoney Institutional Investor plc	29,248
6,151	Eutelsat Communications SA	198,328
3,775	Event Hospitality And Entertainment, Ltd.	43,867
969	GFK SE	36,364
21,407	Informa plc	212,994
1,711	Ipsos	39,942
19,044	ITE Group plc	40,197
40,885	ITV plc	141,083
1,949	JCDecaux SA	85,086
109,074	John Fairfax Holdings, Ltd.	71,700
4,913	Lagardere SCA	130,284
1,881	M6 Metropole Television SA	34,258
3,072	Mediaset Espana Comunicacion SA	35,279
15,032	Mediaset SpA	61,837
1,809	Modern Times Group, Class B	54,095
21,188	Nine Entertainment Co. Holdings, Ltd.	25,227
7,175	Pearson plc, ADR	89,975
1,402	Publicis Groupe SA	98,235
909	Quebecor, Inc., Class B	23,869
1,012	REA Group, Ltd.	41,746
11,910	RELX NV	207,270
5,236	RELX plc, ADR	98,384
414	RTL Group	35,041
3,111	SES Global, Class A	90,898
33,424	Seven West Media, Ltd.	26,264
4,910	Shaw Communications, Inc.	94,812
11,700	Singapore Press Holdings, Ltd.	34,717
18,618	Sky Network Television, Ltd.	63,895
7,900	SKY Perfect JSAT Holdings, Inc.	45,878
17,119	Sky plc	250,831
4,175	Societe Television Francaise 1	53,878
983	Stroeer Media SE	61,745
9,443	Technicolor SA	58,939
1,063	Telenet Group Holding NV*	53,795
18,900	Television Broadcasts, Ltd.	67,989
2,145	Thomson Reuters Corp.	86,830
13,261	Trinity Mirror plc	25,038
9,352	UBM plc	80,373
6,920	Vivendi Universal SA	145,357
10,595	Wolters Kluwer NV	422,018
10,567	WPP plc	246,207

		4,401,998

Metals & Mining (3.9%):
8,736	Acacia Mining plc	35,271
5,872	Acerinox SA	67,684
2,655	Agnico Eagle Mines, Ltd.	96,005
2,800	Agnico Eagle Mines, Ltd.	101,318
2,632	Alamos Gold, Inc., Class A	13,944
80,748	Alumina, Ltd.	79,463
15,758	Anglo American plc	123,400
13,786	Antofagasta plc	92,210
2,604	Aperam SA	99,089
10,493	ArcelorMittal	47,148
1,158	AuRico Metals, Inc.*	669
1,644	Aurubis AG	81,764
42,552	B2Gold Corp.*	70,778

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
15,001	Barrick Gold Corp.	$203,770
2,087	Bekaert NV	84,772
62,786	BHP Billiton, Ltd.	814,238
7,270	Billiton plc, ADR	165,247
25,458	BlueScope Steel, Ltd.	120,281
9,186	Boliden AB	145,925
57,966	Centamin plc	73,392
4,197	Centerra Gold, Inc.	19,489
13,000	Daido Steel Co., Ltd.	44,939
4,038	Dominion Diamond Corp.	44,781
11,000	DOWA Mining Co.	61,117
14,182	Eldorado Gold Corp.	44,558
20,239	EVRAZ plc*	26,140
7,322	First Majestic Silver Corp.*	47,475
6,919	First Quantum Minerals, Ltd.	36,444
31,774	Fortescue Metals Group, Ltd.	61,020
3,312	Fresnillo plc	45,218
29,237	Glencore International plc	65,792
13,172	Goldcorp, Inc.	213,781
1,236,000	G-Resources Group, Ltd.	24,546
3,883	Hill & Smith Holdings plc	50,342
4,000	Hitachi Metals, Ltd.	41,127
11,106	Hudbay Minerals, Inc.	40,709
14,898	IAMGOLD Corp.*	32,811
7,621	Iluka Resources, Ltd.	38,087
11,479	Independence Group NL	24,961
5,400	JFE Holdings, Inc.	72,688
10,204	Kazakhmys plc*	24,959
39,036	Kinross Gold Corp.*	133,166
100,000	Kobe Steel, Ltd.	87,637
4,862	Lucara Diamond Corp.	10,334
20,527	Lundin Mining Corp.*	64,651
32,000	Mitsubishi Materials Corp.	90,141
29,000	Mitsui Mining & Smelting Co., Ltd.	46,362
7,415	Nevsun Resources, Ltd.	23,982
25,136	New Gold, Inc.*	93,878
9,805	Newcrest Mining, Ltd.*	126,982
23,200	Nippon Light Metal Holdings Co.	38,122
14,300	Nippon Steel Corp.	274,545
4,300	Nisshin Steel Co., Ltd.	50,147
19,210	Norsk Hydro ASA	78,821
19,938	Northern Star Resources, Ltd.	52,169
43,004	Nyrstar NV*	33,208
12,873	OceanaGold Corp.	35,389
9,849	Outokumpu OYJ*	38,273
13,670	OZ Minerals, Ltd.	52,354
7,653	Pan American Silver Corp.	83,213
15,045	Petra Diamonds, Ltd.	22,739
2,551	Randgold Resources, Ltd.	232,178
9,330	Rio Tinto plc, Registered Shares, ADR^	263,759
8,792	Rio Tinto, Ltd.	288,315
1,982	Salzgitter AG	55,765
6,434	Semafo, Inc.*	22,940
2,225	Silver Wheaton Corp.	36,891
7,842	Sims Metal Management, Ltd.	51,823
3,228	South32, Ltd., ADR*	17,689
64,783	South32, Ltd.*	72,115
6,834	SSAB AB, A Shares*^	24,554
7,692	SSAB Svenskt Stal AB, Series B*	23,041
9,000	Sumitomo Metal & Mining Co., Ltd.	89,322
6,487	Teck Cominco, Ltd.	49,204
4,752	ThyssenKrupp AG	98,718
4,900	Tokyo Steel Manufacturing Co., Ltd.	29,112
11,031	Turquoise Hill Resources, Ltd.*	28,202
15,000	UACJ Corp.	30,302

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
4,032	Vedanta Resources plc	$19,837
3,453	Voestalpine AG	115,072
25,881	Yamana Gold, Inc.	78,524
2,000	Yamato Kogyo Co., Ltd.	43,401

		6,684,229

Multiline Retail (0.7%):
747	Canadian Tire Corp.	77,766
53,885	Debenhams plc	58,100
1,139	Dollarama, Inc.	80,158
1,400	Don Quijote Co., Ltd.	48,517
2,700	H2O Retailing Corp.	46,597
16,147	Harvey Norman Holdings, Ltd.	57,979
1,822	Hudson’s Bay Co.	26,925
3,800	Isetan Mitsukoshi Holdings, Ltd.	44,383
1,100	Izumi Co., Ltd.	47,353
4,100	J. Front Retailing Co., Ltd.	54,246
24,500	Lifestyle International Holdings, Ltd.	33,041
29,029	Marks & Spencer Group plc	168,728
6,400	MARUI GROUP Co., Ltd.	91,688
47,139	Myer Holdings, Ltd.	42,214
1,643	Next plc	127,001
7,338	Poundland Group plc	16,391
300	Ryohin Keikaku Co., Ltd.	63,298
11,000	Takashimaya Co., Ltd.	91,941

		1,176,326

Multi-Utilities (0.6%):
4,534	AGL Energy, Ltd.	63,880
393	Canadian Utilities, Ltd., Class A	11,001
9,065	Centrica plc	29,520
39,234	Duet Group(a)	68,648
21,702	E.ON AG	208,244
10,828	Engie Group	167,555
19,117	Hera SpA	57,028
40,034	ITL AEM SpA	51,959
972	National Grid plc, ADR	69,420
1,345	RWE AG	17,390
5,539	Suez Environnement Co.	101,375
2,881	Telecom Plus plc	38,070
3,162	Veolia Environnement SA	76,090

		960,180

Oil, Gas & Consumable Fuels (4.0%):
6,810	Advantage Oil & Gas, Ltd.*	37,391
1,678	AltaGas, Ltd.	43,158
4,295	ARC Resources, Ltd.	62,477
18,809	Athabasca Oil Corp.*	14,919
6,102	Bankers Petroleum, Ltd.*	8,646
2,064	Baytex Energy Corp.	8,194
59,432	Beach Energy, Ltd.	29,961
5,835	Bellatrix Exploration, Ltd.*	5,931
2,726	Birchcliff Energy, Ltd.*	11,105
5,828	Bonavista Energy Corp.	11,758
1,208	Bonterra Energy Corp.	19,684
117	Boulder Energy, Ltd.*	232
6,917	BP plc, ADR	208,754
5,227	Cameco Corp.	67,115
14,899	Canadian Natural Resources, Ltd.	402,272
11,375	Cenovus Energy, Inc.	147,874
991	Cenovus Energy, Inc.	12,897
2,900	Cosmo Energy Holdings Co., Ltd.	30,645
8,781	Crescent Point Energy	121,529
8,223	Crew Energy, Inc.*	24,379
123	Delek Group, Ltd.	21,069
2,106	Enbridge Income Fund Holding	48,004
3,199	Enbridge, Inc.	124,472
1,055	Encana Corp.	6,425

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
21,893	EnCana Corp.	$133,522
11,833	Enerplus Corp.	46,381
21,419	ENI SpA	323,695
2,892	ERG SpA	39,320
3,881	Etablissements Maurel et Prom SA*	13,646
5,510	Euronav NV	56,326
591	Gaztransport et Technigaz SA	19,279
3,887	Gibson Energy, Inc.	51,483
13,083	Gran Tierra Energy, Inc.*	32,642
78	Granite Oil Corp.	390
5,424	Husky Energy, Inc.	67,539
3,200	Idemitsu Kosan Co., Ltd.	56,970
1,254	Imperial Oil, Ltd.	41,884
1,887	Inter Pipeline, Ltd.	38,871
2,939	James Fisher & Sons plc	55,615
30,100	JX Holdings, Inc.	115,977
1,323	Keyera Corp.	40,161
2,585	Koninklijke Vopak NV	128,651
2,266	Lundin Petroleum AB*	38,337
3,394	MEG Energy Corp.*	17,119
5,186	Neste Oil OYJ	170,332
64,000	NewOcean Energy Holdings, Ltd.	23,017
14,721	Oil Search, Ltd.	76,503
7,762	OMV AG	218,234
22,074	Origin Energy, Ltd.	85,232
11,301	Pacific Exploration & Production Corp.*	7,223
3,130	Painted Pony Petroleum*	10,292
4,812	Parex Resources, Inc.*	40,576
1,888	Parkland Fuel Corp.	31,098
260	Paz Oil Co., Ltd.	41,304
1,805	Pembina Pipeline Corp.	48,699
25,032	Pengrowth Energy Corp.	32,769
1,690	Peyto Exploration & Development Corp.	37,597
13,685	Premier Oil plc*	8,673
15,314	Repsol SA	172,326
3,424	Royal Dutch Shell plc, ADR	165,892
1,121	Royal Dutch Shell plc, ADR	55,142
13,362	Santos, Ltd.	41,433
12,892	Soco International plc	29,341
17,987	Statoil ASA	281,969
15,434	Suncor Energy, Inc.	429,219
4,384	Suncor Energy, Inc.	122,107
11,456	Surge Energy, Inc.	18,173
2,307	Torc Oil & Gas, Ltd.	13,715
19,088	Total SA	868,011
3,875	Tourmaline Oil Corp.*	82,060
2,556	Transcanada Corp.	100,476
2,255	Trilogy Energy Corp.*	6,217
20,967	Tullow Oil plc*	59,036
1,755	Vermilion Energy, Inc.	51,281
9,195	Whitecap Resources, Inc.	54,805
32,833	Whitehaven Coal, Ltd.*	16,272
23,536	Woodside Petroleum, Ltd.	469,293

		6,655,016

Paper & Forest Products (0.7%):
2,029	Canfor Corp.*	27,890
1,251	Canfor Pulp Products, Inc.	11,551
6,000	Daio Paper Corp.	50,579
6,700	Hokuetsu Kishu Paper Co., Ltd.^	39,895
2,560	Holmen ABN AB, B Shares	83,738
636	Interfor Corp.*	7,038
7,061	Metsa Board OYJ	47,117
4,977	Mondi plc	94,999
4,100	Nippon Paper Industries Co., Ltd.	72,948

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
18,000	OYI Paper Co., Ltd.	$72,107
24,217	Stora Enso OYJ, Registered Shares	215,881
16,610	UPM-Kymmene OYJ	299,537
1,046	West Fraser Timber Co., Ltd.	41,973

		1,065,253

Personal Products (0.5%):
525	Beiersdorf AG	47,371
2,300	Kao Corp.	122,636
565	L’Oreal SA	100,962
1,098	Ontex Group NV	35,970
2,100	Shiseido Co., Ltd.	46,855
7,963	Unilever NV, NYS	355,787
4,976	Unilever plc, ADR	224,816

		934,397

Pharmaceuticals (3.2%):
2,968	Almirall SA	49,752
4,700	Astellas Pharma, Inc.	62,475
14,853	AstraZeneca plc, ADR	418,261
3,059	Bayer AG, Registered Shares	359,440
314	Boiron SA	25,402
7,000	Daiichi Sankyo Co., Ltd.	155,588
5,108	Dechra Pharmaceuticals plc	88,423
800	Eisai Co., Ltd.	48,107
211	Galenica AG	316,197
7,443	GlaxoSmithKline plc, ADR	301,814
1,856	H. Lundbeck A/S*	61,078
4,811	Hikma Pharmaceuticals plc	136,714
1,661	Ipsen SA	95,321
1,000	Kaken Pharmaceutical Co., Ltd.	60,488
1,900	Kyorin Holdings, Inc.	36,130
4,000	Kyowa Hakko Kogyo Co., Ltd.	63,806
4,756	Meda AB	88,252
457	Merck KGaA	38,098
2,600	Mitsubishi Tanabe Pharma Corp.	45,140
500	Mochida Pharmaceutical Co., Ltd.	37,085
1,700	Nichi-Iko Pharmaceutical Co., Ltd.	39,197
12,675	Novartis AG, Registered Shares	915,916
8,066	Novo Nordisk A/S, B Shares	435,596
1,259	Orion OYJ	41,294
1,228	Orion OYJ, Class B	40,446
3,400	Otsuka Holdings Co., Ltd.	123,276
3,141	Recordati SpA	78,569
127	Roche Holding AG	31,827
405	Roche Holding AG	99,416
2,700	Rohto Pharmaceutical Co., Ltd.	49,165
2,754	Sanofi-Aventis SA	221,450
2,900	Santen Pharmaceutical Co., Ltd.	43,540
1,200	Sawai Pharmaceutical Co., Ltd.	75,033
1,359	Shire plc	77,841
995	Stada Arzneimittel AG	39,318
2,800	Takeda Pharmacuetical Co., Ltd.	127,740
3,961	Teva Pharmaceutical Industries, Ltd.	212,927
490	Teva Pharmaceutical Industries, Ltd., ADR	26,220
600	Towa Pharmaceutical Co., Ltd.	24,525
2,600	Tsumura & Co.	62,406
694	UCB SA	52,925
1,145	Valeant Pharmaceuticals International, Inc.*	30,114
16,134	Vectura Group plc*	37,660
144	Virbac SA	25,008

		5,398,980

Professional Services (1.0%):
4,530	Adecco SA, Registered Shares	293,997
2,780	AF AB	51,012

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
22,710	ALS, Ltd.	$69,345
5,622	Bureau Veritas SA	124,946
2,111	Capita Group plc	31,472
861	DKSH Holding, Ltd.	58,846
11,350	Experian plc	201,932
48,992	Hays plc	85,101
6,806	Intertek Group plc	308,449
1,100	Meitec Corp.	38,449
10,129	Michael Page International plc	62,055
3,772	Randstad Holding NV	208,211
1,785	Ricardo plc	21,457
19	SGS SA, Registered Shares	40,147
1,156	Stantec, Inc.	29,316
1,726	Teleperformance	151,695
2,626	USG People NV	51,916
1,758	WS Atkins plc	34,490

		1,862,836

Real Estate Management & Development (2.0%):
643	Allreal Holding AG	93,106
1,297	Azrieli Group	50,897
3,256	Brookfield Asset Management, Inc., Class A	113,276
1,960	BUWOG-Bauen Und Wohnen Gesellschaft mbH	42,087
20,500	CapitaLand, Ltd.	46,685
4,935	Castellum AB	78,264
13,430	Cheung Kong Property Holdings, Ltd.	86,541
12,500	Chinese Estates Holdings, Ltd.	31,818
6,400	City Developments, Ltd.	38,786
16,359	Citycon OYJ	41,259
799	Colliers International Group	30,250
5,265	Countrywide plc	29,058
900	Daito Trust Construction Co., Ltd.	127,592
5,000	Daiwa House Industry Co., Ltd.	140,214
6,254	Deutsche Wohnen AG	194,393
4,223	Fabege AB*	71,119
388	First Capital Realty, Inc.	6,161
799	FirstService Corp.	32,711
25,200	Global Logistic Properties, Ltd.	35,981
34,000	Hang Lung Group, Ltd.	97,568
46,984	Hang Lung Properties, Ltd.	89,755
3,964	Hemfosa Fastigheter AB	43,570
10,799	Henderson Land Development Co., Ltd.	66,379
4,800	Hongkong Land Holdings, Ltd.	28,743
14,025	Hysan Development Co., Ltd.	59,772
22,500	Kerry Properties, Ltd.	61,794
4,945	Kungsleden AB	34,935
1,711	LEG Immobilien AG	160,674
5,565	Lend Lease Group	58,946
9,700	Leopalace21 Corp.	58,461
4,644	LSL Property Services plc	19,152
3,000	Mitsubishi Estate Co., Ltd.	55,580
3,000	Mitsui Fudosan Co., Ltd.	74,605
296	Mobimo Holding AG, Registered Shares	72,128
109,396	New World Development Co., Ltd.	104,278
1,341	Nexity SA	69,748
2,200	Nomura Real Estate Holdings, Inc.	40,543
52	Plazza AG*	11,090
400	Relo Holdings, Inc.	53,523
4,579	Savills plc	49,952
25,000	Sinarmas Land, Ltd.	9,089
44,880	Sino Land Co., Ltd.	71,096
7,089	St. Modwen Properties plc	30,779

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
1,000	Sumitomo Realty & Development Co., Ltd.	$29,165
11,921	Sun Hung Kai Properties, Ltd.	145,844
5,610	Swire Pacific, Ltd., Class A	60,350
7,500	Tokyo Tatemono Co., Ltd.	93,392
7,900	Tokyu Fudosan Holdings Corp.	53,440
7,437	Unite Group plc	67,772
7,300	UOL Group, Ltd.	32,490
4,162	Wallenstam AB	35,984
13,324	Wharf Holdings, Ltd. (The)	72,854
14,726	Wheelock & Co., Ltd.	65,807
20,700	Wing Tai Holdings, Ltd.	27,033

		3,396,489

Road & Rail (1.9%):
31,187	Asciano, Ltd.	214,102
67,907	Aurizon Holdings, Ltd.	205,102
5,353	Canadian National Railway Co.	334,349
883	Canadian Pacific Railway, Ltd.	117,165
800	Central Japan Railway Co.	141,441
16,300	ComfortDelGro Corp., Ltd.	35,313
6,138	DSV A/S	254,462
1,400	East Japan Railway Co.	120,557
28,257	FirstGroup plc*	39,049
8,000	Fukuyama Transporting Co., Ltd.^	38,965
1,432	Go-Ahead Group plc	54,397
20,000	Hankyu Hanshin Holdings, Inc.	127,361
2,300	Hitachi Transport System, Ltd.	38,372
5,000	Keihin Electric Express Railway Co., Ltd.	43,914
6,000	Keio Corp.	52,583
3,000	Keisei Electric Railway Co., Ltd.	42,182
15,000	Kintetsu Corp.	60,676
13,324	MTR Corp., Ltd.	65,979
18,000	Nagoya Railroad Co., Ltd.	84,026
12,000	Nankai Electric Railway Co., Ltd.	65,130
21,910	National Express Group plc	107,832
15,000	Nippon Express Co., Ltd.	68,214
2,900	Nippon Konpo Unyu Soko Co., Ltd.	52,547
13,000	Nishi-Nippon Railroad Co., Ltd.	84,683
8,429	Northgate plc	48,770
6,000	Odakyu Electric Railway Co., Ltd.	65,288
15,000	Sankyu, Inc.	68,481
5,000	Seino Holdings Co., Ltd.	53,870
7,000	Senko Co., Ltd.	42,593
1,025	Sixt SE	43,780
730	Sixt SE	39,082
10,000	Sotetsu Holdings, Inc.	61,217
6,338	Stagecoach Group plc	22,869
10,000	Tobu Railway Co., Ltd.	49,768
10,000	Tokyu Corp.	83,617
2,993	TransForce, Inc.	51,466
20,000	Transport International Holdings, Ltd.	54,142
1,400	West Japan Railway Co.	86,268

		3,219,612

Semiconductors & Semiconductor Equipment (0.7%):
4,797	Aixtron SE*	23,213
1,817	AMS AG	62,227
2,047	ARM Holdings plc, ADR	89,433
2,024	ASM International NV	90,548
5,119	ASM Pacific Technology, Ltd.	40,172
1,629	ASML Holding NV, NYS	163,536
1,837	BE Semiconductor Industries NV	50,127
1,947	Dialog Semiconductor plc*	76,946
400	Disco Corp.	33,817

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
8,370	Infineon Technologies AG	$119,025
712	Melexis NV	38,678
4,926	Meyer Burger Technology AG*	17,621
8,000	Sanken Electric Co., Ltd.	23,932
8,000	Screen Holdings Co., Ltd.	63,233
23,152	STMicroelectronics NV	128,069
2,000	Tokyo Seimitsu Co., Ltd.	39,203
191	U-Blox AG	36,695
2,500	ULVAC, Inc.	81,615

		1,178,090

Software (1.2%):
1,917	Aveva Group plc	43,329
2,500	Capcom Co., Ltd.	60,850
2,326	Computer Modelling Group, Ltd.	18,162
211	Constellation Software, Inc./Canada	86,407
682	Dassault Systemes SA	53,980
1,347	Fidessa Group plc	47,124
3,217	Gemalto NV	237,060
3,200	Konami Corp.	94,517
5,169	Micro Focus International plc	116,201
601	NICE Systems, Ltd.	39,389
1,409	Open Text Corp.	72,986
5,783	PlayTech plc	71,743
19,513	Sage Group plc	175,638
2,404	SAP AG	194,454
2,151	SimCorp A/S*	99,136
2,217	Software AG	86,434
1,900	Square Enix Holdings Co., Ltd.	51,215
1,992	Temenos Group AG	108,931
1,300	Trend Micro, Inc.	47,475
5,915	UbiSoft Entertainment SA*	185,567

		1,890,598

Specialty Retail (1.5%):
2,400	Adastria Co., Ltd.	72,647
1,800	Aoyama Trading Co., Ltd.	69,148
10,955	Automotive Holdings Group, Ltd.	34,310
4,100	BIC Camera, Inc.	37,154
2,464	Bilia AB	55,213
18,000	Chow Sang Sang Holdings International, Ltd.	27,151
2,205	Clas Ohlson AB	42,063
4,700	DCM Holdings Co., Ltd.	33,907
32,869	Dixons Carphone plc	200,322
1,143	Dufry AG, Registered Shares*	140,676
3,195	Dunelm Group plc	41,803
4,900	Edion Corp.	37,111
63,300	Esprit Holdings, Ltd.*	59,185
400	Fast Retailing Co., Ltd.	127,962
534	Fielmann AG	40,488
76,000	Giordano International, Ltd.	34,788
602	Groupe FNAC SA*	37,809
5,232	Halfords Group plc	29,670
4,280	Hennes & Mauritz AB, B Shares	142,067
20,566	Howden Joinery Group plc	140,765
3,933	Industria de Diseno Textil SA	131,929
2,973	JB Hi-Fi, Ltd.	53,650
4,170	JD Sports Fashion plc	67,484
25,013	Kingfisher plc	134,971
1,600	Komeri Co., Ltd.	32,688
2,100	K’s Holding Corp.	69,582
13,250	L’occitane International SA	23,639
19,046	Lookers plc	43,217
21,000	Luk Fook Holdings International, Ltd.	47,628
900	Nitori Co., Ltd.	82,411
76,677	Pendragon plc	40,025

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
3,895	Premier Investments, Ltd.	$50,329
2,779	Rona, Inc.	50,654
1,500	Sanrio Co., Ltd.	29,251
2,400	Shimachu Co., Ltd.	57,286
1,000	Shimamura Co., Ltd.	124,391
9,000	Sports Direct International*	48,744
4,622	Super Retail Group, Ltd.	30,194
2,528	Supergroup plc	51,511
2,400	USS Co., Ltd.	38,263
155	Valora Holding AG	38,648
2,800	VT Holdings Co., Ltd.	16,776
4,080	WHSmith plc	106,346
11,600	Yamada Denki Co., Ltd.	54,759

		2,828,615

Technology Hardware, Storage & Peripherals (0.9%):
10,460	BlackBerry, Ltd.*	84,898
6,400	Brother Industries, Ltd.	73,553
6,600	Canon, Inc.	196,684
2,700	Fujifilm Holdings Corp.	106,520
12,300	Konica Minolta Holdings, Inc.	104,440
7,998	Logitech International SA	127,248
84,000	NEC Corp.	211,135
727	Neopost	15,231
23,500	Ricoh Co., Ltd.	239,217
8,300	Seiko Epson Corp.	133,659
9,000	Toshiba Tec Corp.*	35,278
6,800	Wacom Co., Ltd./Japan	28,757
873	Wincor Nixdorf AG*	53,502

		1,410,122

Textiles, Apparel & Luxury Goods (1.8%):
2,364	Adidas AG	277,007
4,816	Burberry Group plc	94,318
381	Christian Dior SA	69,019
6,715	Compagnie Financiere Richemont SA	442,745
1,059	Gerry Weber International AG	14,860
1,311	Gildan Activewear, Inc.	39,999
280,000	Global Brands Group Holdings, Ltd.*	33,937
121	Hermes International SA	42,558
1,437	Hugo Boss AG	94,187
1,307	Kering	233,005
88,358	Li & Fung, Ltd.	52,304
643	Luxottica Group SpA	35,479
1,520	LVMH Moet Hennessy Louis Vuitton SA	259,932
7,000	Onward Holdings Co., Ltd.	47,821
2,842	Pandora A/S	370,685
6,400	Prada SpA	22,032
1,139	Salvatore Ferragamo Italia SpA	29,082
27,600	Samsonite International SA	92,165
9,000	Seiko Holdings Corp.	35,583
28,000	Stella International Holdings, Ltd.	65,836
546	Swatch Group AG (The)	188,647
992	Swatch Group AG (The), Registered Shares	66,619
973	Ted Baker plc	38,006
36,000	Texwinca Holdings, Ltd.	35,142
404	Tod’s SpA	28,749
6,000	Wacoal Holdings Corp.	71,460
27,500	Yue Yuen Industrial Holdings, Ltd.	94,473

		2,875,650

Thrifts & Mortgage Finance (0.1%):
2,931	Aareal Bank AG	94,584

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
998	Genworth MI Canada, Inc.	$23,524

		118,108

Tobacco (0.5%):
3,956	British American Tobacco plc, ADR	462,496
4,473	Imperial Tobacco Group plc	247,583
4,800	Japan Tobacco, Inc.	199,582
2,105	Swedish Match AB, Class B	71,306

		980,967

Trading Companies & Distributors (1.7%):
2,637	AddTech AB, B Shares	36,293
21,185	Ashtead Group plc	261,136
894	Baywa AG	30,184
378	Bossard Holding AG	39,799
5,890	Brammer plc	14,732
2,932	Brenntag AG	167,126
4,067	Bunzl plc	117,733
1,879	Cramo OYJ	38,532
6,511	Diploma plc	69,297
6,630	Finning International, Inc.	97,363
7,080	Grafton Group plc	73,163
11,000	Hanwa Co., Ltd.	46,295
1,200	Inaba Denki Sangyo Co., Ltd.	37,710
1,100	Indutrade AB	67,188
11,200	ITOCHU Corp.	137,862
13,000	Iwatani Corp.	75,530
1,700	Kanamoto Co., Ltd.	39,996
24,000	Kanematsu Corp.	34,883
3,554	Kloeckner & Co. SE	34,730
22,100	Marubeni Corp.	111,889
5,100	Misumi Group, Inc.	72,811
9,800	Mitsubishi Corp.	165,882
12,100	Mitsui & Co., Ltd.	139,178
4,700	Nagase & Co., Ltd.	51,521
163,100	Noble Group, Ltd.*	53,194
4,540	Ramirent OYJ	29,688
10,389	Rexel SA	147,994
672	Richelieu Hardware, Ltd.	11,669
1,801	Russel Metals, Inc.	27,432
26,046	SIG plc	54,434
41,600	Sojitz Corp.	85,124
8,100	Sumitomo Corp.	80,461
1,900	Toromont Industries, Ltd.	50,199
8,700	Toyota Tsushu Corp.	196,486
8,935	Travis Perkins plc	233,573
3,215	Wolseley plc	181,002

		3,112,089

Transportation Infrastructure (0.9%):
3,319	Abertis Infraestructuras SA	54,326
384	Aeroports de Paris	47,453
4,450	Atlantia SpA	123,364
27,490	Auckland International Airport, Ltd.	122,158
37,862	BBA Aviation plc	108,906
192	Flughafen Zuerich AG	171,584
1,200	Fraport AG	72,500
3,270	Groupe Eurotunnel SA	36,632
1,679	Hamburger Hafen und Logistik AG	24,613
129,000	Hutchison Port Holdings Trust	64,484
9,000	Kamigumi Co., Ltd.	84,506
5,000	Mitsubishi Logistics Corp.	65,635
4,697	Qube Holdings, Ltd.*(a)	8,462
20,665	Qube Holdings, Ltd.	37,228
15,500	SATS, Ltd.	45,418
3,463	SIAS SpA	35,376
8,000	Sumitomo Warehouse Co., Ltd. (The)	40,616
8,572	Sydney Airport	43,873

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
12,898	Transurban Group	$112,064
1,114	Westshore Terminals Investment Corp.	14,901

		1,314,099

Water Utilities (0.2%):
11,156	Pennon Group plc	129,608
4,217	Severn Trent plc	131,253
5,368	United Utilities Group plc	70,979

		331,840

Wireless Telecommunication Services (1.0%):
3,844	Freenet AG	114,849
7,400	KDDI Corp.	197,261
13,000	M1, Ltd./Singapore	25,078
452	Millicom International Cellular SA, SDR	24,650
2,104	Mobistar SA*	47,088
23,100	NTT DoCoMo, Inc.	522,900
1,708	Rogers Communications, Inc., Class B	68,354
4,200	SoftBank Group Corp.	199,460
10,900	StarHub, Ltd.	27,092
12,183	Tele2 AB	112,463
182,837	Vodafone Group plc	582,670

		1,921,865

Total Common Stocks (Cost $189,093,931)		165,988,977

Preferred Stocks (0.3%):
Automobiles (0.3%):
955	Bayerische Motoren Werke AG (BMW), 4.16%	76,296
1,528	Porsche Automobil Holding SE, 4.44%	78,741
3,007	Volkswagen AG, 4.35%	382,391

		537,428

Total Preferred Stocks (Cost $989,101)		537,428

Rights (0.0%):
Insurance (0.0%):
1,896	Delta Lloyd NV, Expires on 4/08/16*	2,634

Transportation Infrastructure (0.0%):
4,696	Qube Holdings, Ltd., Expires on 4/04/16*(a)	—

Total Rights (Cost $9,051)		2,634

Contracts, Shares, Notional Amount or Principal Amount		Fair Value

Securities Held as Collateral for Securities on Loan (0.7%):
$1,243,550	AZL DFA International Core Equity Fund Securities Lending Collateral Account(c)	1,243,550

Total Securities Held as Collateral for Securities on Loan (Cost $1,243,550)		1,243,550

Unaffiliated Investment Company (0.1%):
185,500	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(d)	185,500

Total Unaffiliated Investment Company (Cost $185,500)		185,500

Total Investment Securities (Cost $191,521,133)(e) - 100.1%		167,958,089
Net other assets (liabilities) - (0.1)%		(104,602)

Net Assets - 100.0%		$167,853,487

Percentages indicated are based on net assets as of March 31, 2016.

Amounts shown as “—” are either $0 or round to less than $1.

ADR	-	American Depositary Receipt
NYS	-	New York Shares
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $1,177,052.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2016. The total of all such securities represent 0.04% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(d)	The rate represents the effective yield at March 31, 2016.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2016:

Country	Percentage
Australia	6.3%
Austria	0.5%
Belgium	1.8%
Bermuda	—	%NM
Cambodia	—	%NM
Canada	7.0%
Cayman Islands	—	%NM
China	0.1%
Colombia	—	%NM
Denmark	2.0%
Egypt	—	%NM
European Community	0.1%
Finland	1.8%
France	7.6%
Georgia	—	%NM
Germany	7.1%
Hong Kong	2.6%
Ireland	0.1%
Ireland (Republic of)	1.3%
Isle of Man	0.1%
Israel	0.5%
Italy	2.3%
Japan	23.6%
Luxembourg	0.2%
Malta	—	%NM
Netherlands	3.1%
New Zealand	0.6%
Norway	0.5%
Singapore	0.8%
Spain	2.6%
Sweden	3.4%
Switzerland	7.5%
United Kingdom	15.5%
United States	1.0%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.7%):
Aerospace & Defense (2.6%):
1,674	AAR Corp.	$38,954
4,560	Aerojet Rocketdyne Holdings, Inc.*^	74,693
1,321	AeroVironment, Inc.*	37,411
418	American Science & Engineering, Inc.	11,574
1,124	Astronics Corp.*	42,881
168	Astronics Corp., Class B*	6,458
3,020	BE Aerospace, Inc.	139,282
17,722	Boeing Co. (The)	2,249,631
4,229	BWX Technologies, Inc.	141,925
685	CPI Aerostructures, Inc.*	5,021
1,527	Cubic Corp.	61,019
3,375	Curtiss-Wright Corp.	255,386
5,683	DigitalGlobe, Inc.*	98,316
1,181	Engility Holdings, Inc.*	22,156
2,068	Esterline Technologies Corp.*^	132,497
6,630	General Dynamics Corp.	870,983
1,641	HEICO Corp.^	98,673
2,423	HEICO Corp., Class A	115,335
6,300	Hexcel Corp.	275,373
16,546	Honeywell International, Inc.	1,853,979
2,439	Huntington Ingalls Industries, Inc.	333,997
3,993	KLX, Inc.*^	128,335
4,471	Kratos Defense & Security Solutions, Inc.*^	22,131
1,921	L-3 Communications Holdings, Inc.	227,639
1,019	LMI Aerospace, Inc.*^	8,672
7,202	Lockheed Martin Corp.	1,595,243
2,746	Moog, Inc., Class A*	125,437
140	Moog, Inc., Class B*	6,320
4,413	Northrop Grumman Corp.	873,333
4,794	Orbital ATK, Inc.	416,790
5,948	Raytheon Co.	729,403
5,248	Rockwell Collins, Inc.	483,918
3,691	Spirit AeroSystems Holdings, Inc., Class A*	167,424
2,334	Teledyne Technologies, Inc.*	205,719
10,903	Textron, Inc.	397,523
1,412	TransDigm Group, Inc.*^	311,120
3,379	Triumph Group, Inc.^	106,371
17,573	United Technologies Corp.	1,759,057

		14,429,979

Air Freight & Logistics (0.7%):
4,941	Air Transport Services Group, Inc.*	75,993
2,000	Atlas Air Worldwide Holdings, Inc.*	84,540
5,902	C.H. Robinson Worldwide, Inc.	438,105
1,026	Echo Global Logistics, Inc.*	27,866
5,128	Expeditors International of Washington, Inc.	250,298
5,089	FedEx Corp.	828,082
1,779	Forward Air Corp.	80,624
2,393	Hub Group, Inc.*	97,610
1,058	Park-Ohio Holdings Corp.	45,304
3,266	Radiant Logistics, Inc.*	11,660
18,987	United Parcel Service, Inc., Class B	2,002,559
4,593	XPO Logistics, Inc.*	141,005

		4,083,646

Airlines (0.9%):
7,723	Alaska Air Group, Inc.	633,440
998	Allegiant Travel Co.	177,704
18,817	American Airlines Group, Inc.	771,685
2,516	Copa Holdings SA, Class A	170,459
19,429	Delta Air Lines, Inc.	945,804
5,008	Hawaiian Holdings, Inc.*	236,328
20,928	JetBlue Airways Corp.*^	441,999
19,047	Southwest Airlines Co.	853,306

Shares		Fair Value
Common Stocks, continued
Airlines, continued
5,511	Spirit Airlines, Inc.*	$264,418
11,284	United Continental Holdings, Inc.*	675,460

		5,170,603

Auto Components (0.9%):
4,688	American Axle & Manufacturing Holdings, Inc.*	72,148
3,449	Autoliv, Inc.	408,638
8,910	BorgWarner, Inc.	342,144
5,300	Cooper Tire & Rubber Co.	196,206
1,615	Cooper-Standard Holding, Inc.*	116,022
13,476	Dana Holding Corp.	189,877
8,299	Delphi Automotive plc	622,591
1,483	Drew Industries, Inc.	95,594
6,922	Federal Mogul Holdings Corp.*	68,389
2,274	Fox Factory Holding Corp.*	35,952
1,458	Fuel Systems Solutions, Inc.*	8,063
17,179	Gentex Corp.^	269,539
2,720	Gentherm, Inc.*	113,125
21,106	Goodyear Tire & Rubber Co.	696,076
1,365	Horizon Global Corp.*	17,172
12,402	Johnson Controls, Inc.	483,306
3,653	Lear Corp.	406,104
3,637	Modine Manufacturing Co.*	40,043
1,190	Motorcar Parts of America, Inc.*	45,196
2,574	Spartan Motors, Inc.	10,167
1,736	Standard Motor Products, Inc.	60,152
1,582	Stoneridge, Inc.*	23,034
275	Strattec Security Corp.^	15,782
3,646	Tenneco, Inc.*^	187,805
1,187	Tower International, Inc.	32,286
2,847	Visteon Corp.	226,593

		4,782,004

Automobiles (0.6%):
123,486	Ford Motor Co.	1,667,061
36,273	General Motors Co.	1,140,060
7,133	Harley-Davidson, Inc.^	366,137
597	Tesla Motors, Inc.*	137,173
3,270	Thor Industries, Inc.	208,528
1,652	Winnebago Industries, Inc.^	37,087

		3,556,046

Banks (5.7%):
958	1st Constitution Bancorp*	12,128
2,060	1st Source Corp.	65,590
691	Access National Corp.	13,703
504	ACNB Corp.	11,280
661	American National Bankshares, Inc.	16,743
587	American River Bankshares*	5,964
2,147	Ameris Bancorp^	63,508
704	Ames National Corp.	17,431
856	Arrow Financial Corp.	22,744
7,268	Associated Banc-Corp.	130,388
1,178	BancFirst Corp.	67,181
2,831	Bancorp, Inc. (The)*	16,193
5,194	BancorpSouth, Inc.	110,684
193,591	Bank of America Corp.	2,617,350
899	Bank of Commerce Holdings	5,709
2,107	Bank of Hawaii Corp.^	143,866
451	Bank of Marin Bancorp	22,198
3,947	Bank of the Ozarks, Inc.^	165,656
4,580	BankUnited, Inc.	157,735
1,432	Banner Corp.	60,201
459	Bar Harbor Bankshares	15,248
826	Baylake Corp.	13,191
12,770	BB&T Corp.	424,858
6,899	BBCN Bancorp, Inc.	104,796
842	BCB Bancorp, Inc.	8,428

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,507	Berkshire Hills Bancorp, Inc.	$67,413
1,852	BNC Bancorp^	39,114
2,562	BOK Financial Corp.	139,936
7,445	Boston Private Financial Holdings, Inc.	85,245
668	Bridge Bancorp, Inc.	20,354
5,707	Brookline Bancorp, Inc.	62,834
1,162	Bryn Mawr Bank Corp.	29,898
74	C&F Financial Corp.	2,827
753	California First National Bancorp	9,902
562	Camden National Corp.^	23,604
2,300	Capital Bank Financial Corp., Class A	70,955
1,309	Capital City Bank Group, Inc.	19,098
1,814	Cardinal Financial Corp.	36,915
5,492	Cascade Bancorp*	31,359
4,397	Cathay General Bancorp	124,567
3,426	Centerstate Banks, Inc.	51,013
3,302	Central Pacific Financial Corp.	71,885
933	Central Valley Community Bancorp	10,384
273	Century Bancorp, Inc.	10,622
2,492	Chemical Financial Corp.^	88,939
377	Chemung Financial Corp.	9,934
4,961	CIT Group, Inc.	153,940
55,429	Citigroup, Inc.	2,314,161
943	Citizens & Northern Corp.	18,747
2,000	Citizens Financial Group, Inc.	41,900
552	Citizens Holding Co.	11,868
1,304	City Holding Co.	62,305
938	Civista Bancshares, Inc.	9,671
1,096	CNB Financial Corp.	19,279
3,178	CoBiz Financial, Inc.	37,564
72	Codorus Valley Bancorp, Inc.	1,456
56	Colony Bankcorp, Inc.*	515
3,847	Columbia Banking System, Inc.	115,102
4,301	Comerica, Inc.	162,879
7,134	Commerce Bancshares, Inc.^	320,673
2,720	Community Bank System, Inc.^	103,931
2,277	Community Bankers Trust Corp.*	11,385
1,325	Community Trust Bancorp, Inc.	46,799
1,798	CommunityOne Bancorp*	23,877
2,266	ConnectOne Bancorp, Inc.	37,049
1,273	CU Bancorp*	26,949
3,165	Cullen/Frost Bankers, Inc.^	174,423
2,643	Customers Bancorp, Inc.*	62,454
6,990	CVB Financial Corp.^	121,976
408	DNB Financial Corp.^	11,636
1,882	Eagle Bancorp, Inc.*	90,336
6,575	East West Bancorp, Inc.	213,556
1,692	Eastern Virginia Bankshares, Inc.	11,319
1,529	Enterprise Financial Services Corp.	41,344
312	Evans Bancorp, Inc.	7,613
9,908	F.N.B. Corp.	128,903
569	Farmers Capital Bank Corp.	15,033
1,329	Farmers National Banc Corp.	11,841
1,636	Fidelity Southern Corp.	26,241
23,320	Fifth Third Bancorp	389,211
1,053	Financial Institutions, Inc.	30,611
16,004	First Bancorp*	46,732
1,497	First Bancorp	28,218
814	First Bancorp, Inc.	15,881
611	First Bancshares, Inc. (The)	9,550
2,201	First Busey Corp.	45,076
664	First Business Financial Services, Inc.	15,226

Shares		Fair Value
Common Stocks, continued
Banks, continued
633	First Citizens BancShares, Inc., Class A	$158,927
1,419	First Community Bankshares	28,153
1,217	First Connecticut Bancorp, Inc.	19,423
4,645	First Financial Bancorp	84,446
967	First Financial Corp.	33,081
12,512	First Horizon National Corp.	163,907
1,650	First Interstate BancSystem	46,415
2,874	First Merchants Corp.	67,740
5,901	First Midwest Bancorp, Inc.	106,336
1,043	First NBC Bank Holding Co.*	21,475
21,539	First Niagara Financial Group, Inc.	208,498
1,049	First of Long Island Corp. (The)	29,897
5,994	First Republic Bank	399,440
1,283	First South Bancorp	10,585
8,620	FirstMerit Corp.	181,451
2,253	Flushing Financial Corp.	48,710
10,299	Fulton Financial Corp.^	137,801
877	German American Bancorp, Inc.	28,239
4,261	Glacier Bancorp, Inc.	108,315
1,035	Great Southern Bancorp, Inc.	38,430
1,174	Guaranty Bancorp	18,150
5,046	Hancock Holding Co.^	115,856
2,408	Hanmi Financial Corp.	53,024
37	Hawthorn Bancshares, Inc.	546
1,375	Heartland Financial USA, Inc.	42,336
2,292	Heritage Financial Corp.	40,270
2,568	Heritage Oaks Bancorp	20,005
2,010	Hertiage Commerce Corp.	20,120
7,010	Hilltop Holdings, Inc.*	132,349
4,364	Home Bancshares, Inc.	178,706
1,540	Hometrust Bancshares, Inc.*	28,228
700	Horizon Bancorp^	17,304
36,469	Huntington Bancshares, Inc.	347,914
2,106	IBERIABANK Corp.	107,975
1,483	Independent Bank Corp.	68,159
1,288	Independent Bank Group, Inc.	35,291
5,028	International Bancshares Corp.	123,990
15,735	Investors Bancorp, Inc.	183,155
69,004	JPMorgan Chase & Co.	4,086,417
18,778	KeyCorp	207,309
2,859	Lakeland Bancorp, Inc.	29,019
1,104	Lakeland Financial Corp.	50,541
415	Landmark Bancorp, Inc.	10,379
712	LCNB Corp.	11,442
2,565	LegacyTexas Financial Group, Inc.	50,402
2,279	M&T Bank Corp.	252,969
2,571	Macatawa Bank Corp.	16,069
918	Mackinac Financial Corp.^	9,410
1,644	Mainsource Financial Group, Inc.	34,672
3,343	MB Financial, Inc.	108,480
1,869	MBT Financial Corp.	15,045
1,293	Mercantile Bank Corp.	28,989
471	Merchants Bancshares, Inc.	14,008
555	Middleburg Financial Corp.	11,988
638	MidWestone Financial Group, Inc.^	17,513
907	Monarch Financial Holdings, Inc.	15,065
570	MutualFirst Financial, Inc.	14,364
2,758	National Bank Holdings Corp.	56,236
514	National Bankshares, Inc.	17,640
10,583	National Penn Bancshares, Inc.^	112,603
3,330	NBT Bancorp, Inc.	89,744
1,094	Northeast Bancorp	11,607
510	Northrim Bancorp, Inc.	12,194
341	Norwood Financial Corp.	9,330
3,309	OFG Bancorp	23,130

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
440	Ohio Valley Banc Corp.	$9,570
819	Old Line Bancshares, Inc.	14,767
8,828	Old National Bancorp^	107,613
676	Old Point Financial Corp.	12,574
2,225	Old Second Bancorp, Inc.*	15,953
16	Opus Bank	544
638	Orrstown Financial Services, Inc.	11,050
1,339	Pacific Continental Corp.	21,598
1,205	Pacific Mercantile Bancorp*	8,435
1,234	Pacific Premier Bancorp, Inc.*	26,371
5,552	PacWest Bancorp	206,257
3,377	Park Sterling Corp.	22,525
816	Parke Bancorp, Inc.	10,812
1,165	Peapack-Gladstone Financial Corp.	19,689
364	Penns Woods Bancorp, Inc.	14,029
553	Peoples Bancorp	10,286
1,361	Peoples Bancorp, Inc.	26,594
7,916	People’s United Financial, Inc.	126,102
2,028	Pinnacle Financial Partners, Inc.	99,494
9,060	PNC Financial Services Group, Inc.	766,204
5,483	Popular, Inc.	156,868
878	Preferred Bank Los Angeles	26,560
689	Premier Financial Bancorp, Inc.	10,859
5,202	PrivateBancorp, Inc.	200,797
3,666	Prosperity Bancshares, Inc.^	170,066
606	QCR Holdings, Inc.	14,453
28,339	Regions Financial Corp.	222,461
2,391	Renasant Co.	78,688
1,417	Republic Bancorp, Inc., Class A	36,601
2,622	S & T Bancorp, Inc.	67,543
348	Salisbury Bancorp, Inc.	11,063
1,898	Sandy Spring Bancorp, Inc.^	52,821
1,879	Seacoast Banking Corp.*	29,669
1,252	Select Bancorp, Inc.*	10,016
1,113	Shore Bancshares, Inc.	13,334
1,028	Sierra Bancorp	18,658
1,267	Signature Bank*	172,464
1,703	Simmons First National Corp., Class A^	76,754
1,569	South State Corp.^	100,777
583	Southern First Bancshares, Inc.*	14,231
935	Southern National Bancorp	11,145
1,447	Southwest Bancorp	21,777
2,709	State Bank Financial Corp.	53,530
6,781	Sterling Bancorp	108,021
955	Stock Yards Bancorp, Inc.	36,796
884	Suffolk Bancorp	22,312
557	Summit Financial Group, Inc.	8,617
1,426	Sun Bancorp, Inc.*	29,532
7,669	SunTrust Banks, Inc.	276,698
2,291	SVB Financial Group*	233,797
6,666	Synovus Financial Corp.	192,714
2,000	Talmer Bancorp, Inc., Class A	36,180
13,618	TCF Financial Corp.	166,957
2,115	Texas Capital Bancshares, Inc.*	81,174
1,121	Tompkins Financial Corp.	71,744
3,917	TowneBank	75,167
1,726	TriCo Bancshares	43,702
2,154	Tristate Capital Holdings, Inc.*	27,140
5,128	Trustmark Corp.^	118,098
94	Two River Bancorp	893
32,627	U.S. Bancorp	1,324,330
2,255	UMB Financial Corp.	116,426
9,964	Umpqua Holdings Corp.^	158,029
3,371	Union Bankshares Corp.	83,028
384	Union Bankshares, Inc.	10,971

Shares		Fair Value
Common Stocks, continued
Banks, continued
3,329	United Bankshares, Inc.	$122,174
545	United Community Banks, Inc.	10,066
1,146	United Security Bancshares*	5,674
38	Unity Bancorp, Inc.	432
1,521	Univest Corp.	29,675
11,676	Valley National Bancorp^	111,389
1,113	Washington Trust Bancorp	41,537
622	WashingtonFirst Bankshare, Inc.	13,591
4,533	Webster Financial Corp.	162,735
97,536	Wells Fargo & Co.	4,716,842
2,903	WesBanco, Inc.^	86,248
1,062	West Bancorp	19,360
1,687	Westamerica Bancorp	82,174
3,990	Western Alliance Bancorp*	133,186
5,952	Wilshire Bancorp, Inc.	61,306
2,446	Wintrust Financial Corp.	108,456
190	Xenith Bankshares, Inc.*	1,436
2,516	Yadkin Financial Corp.	59,554
368	Your Community Bankshares, Inc.	11,526
5,005	Zions Bancorp	121,171

		31,310,473

Beverages (2.0%):
466	Boston Beer Co., Inc. (The), Class A*	86,243
840	Brown-Forman Corp., Class A	89,620
2,734	Brown-Forman Corp., Class B^	269,217
545	Coca-Cola Bottling Co. Consolidated^	87,069
91,177	Coca-Cola Co. (The)	4,229,700
9,466	Coca-Cola Enterprises, Inc.	480,305
2,448	Constellation Brands, Inc., Class A	369,868
6,432	Dr Pepper Snapple Group, Inc.	575,149
1,327	MGP Ingredients, Inc.	32,166
4,461	Molson Coors Brewing Co., Class A	429,059
1,112	Monster Beverage Corp.*	148,319
2,018	National Beverage Corp.*^	85,402
39,574	PepsiCo, Inc.	4,055,544

		10,937,661

Biotechnology (2.6%):
42,387	AbbVie, Inc.	2,421,145
1,111	Acadia Pharmaceuticals, Inc.*^	31,064
600	Acorda Therapeutics, Inc.*	15,870
734	Agios Pharmaceuticals, Inc.*^	29,800
1,578	Alexion Pharmaceuticals, Inc.*	219,689
1,675	Alkermes plc*	57,268
838	Alnylam Pharmaceuticals, Inc.*	52,601
13,648	Amgen, Inc.	2,046,245
600	Anacor Pharmaceuticals, Inc.*	32,070
12,134	Baxalta, Inc.	490,214
5,547	Biogen Idec, Inc.*	1,443,995
1,217	BioMarin Pharmaceutical, Inc.*	100,378
271	Biospecifics Technologies Corp.*	9,436
4,351	Biota Pharmaceuticals, Inc.*	6,527
813	Bluebird Bio, Inc.*	34,553
633	Catalyst Biosciences, Inc.*	1,063
17,875	Celgene Corp.*	1,789,109
1,376	Cepheid, Inc.*	45,903
101	Clovis Oncology, Inc.*	1,939
2,168	Emergent Biosolutions, Inc.*	78,807
1,701	Enanta Pharmaceuticals, Inc.*	49,958
39,338	Gilead Sciences, Inc.	3,613,589
1,721	Incyte Corp.*	124,721
160	Inovio Pharmaceuticals, Inc.*	1,394
83	Insys Therapeutics, Inc.*^	1,327
477	Intercept Pharmaceuticals, Inc.*	61,280
1,779	Intrexon Corp.	60,290

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
1,082	Ionis Pharmaceuticals, Inc.*	$43,821
826	Ligand Pharmaceuticals, Inc., Class B*	88,456
6,222	Medivation, Inc.*	286,088
2,033	Myriad Genetics, Inc.*	76,095
1,599	Neurocrine Biosciences, Inc.*	63,240
6,394	OPKO Health, Inc.*	66,434
432	Puma Biotechnology, Inc.*^	12,688
1,498	Regeneron Pharmaceuticals, Inc.*	539,939
1,010	Seattle Genetics, Inc.*^	35,441
2,907	Tenax Therapeutics, Inc.*	5,959
186	Ultragenyx Pharmaceutical, Inc.*	11,776
1,549	United Therapeutics Corp.*	172,605
1,286	Vertex Pharmaceuticals, Inc.*	102,224
288	ZIOPHARM Oncology, Inc.*^	2,137

		14,327,138

Building Products (0.4%):
2,279	A.O. Smith Corp.	173,910
3,058	AAON, Inc.	85,624
2,156	Allegion plc	137,359
1,273	American Woodmark Corp.*	94,953
1,604	Apogee Enterprises, Inc.	70,400
3,557	Armstrong World Industries, Inc.*	172,052
5,631	Builders FirstSource, Inc.*	63,461
521	Continental Building Products, Inc.*	9,670
4,496	Fortune Brands Home & Security, Inc.^	251,956
1,252	Gibraltar Industries, Inc.*	35,807
1,209	Insteel Industries, Inc.	36,959
1,894	Lennox International, Inc.	256,050
9,772	Masco Corp.	307,329
3,362	NCI Building Systems, Inc.*	47,740
833	Nortek, Inc.*	40,226
5,418	Owens Corning, Inc.	256,163
1,426	Patrick Industries, Inc.*	64,726
3,615	PGT, Inc.*	35,572
3,674	Ply Gem Holdings, Inc.*	51,620
1,925	Quanex Building Products Corp.	33,418
2,822	Simpson Manufacturing Co., Inc.	107,716
1,844	Trex Co., Inc.*^	88,383
6,043	USG Corp.*^	149,927

		2,571,021

Capital Markets (1.6%):
1,453	Affiliated Managers Group, Inc.*	235,967
4,187	Ameriprise Financial, Inc.	393,620
2,502	Artisan Partners Asset Management, Inc.	77,162
388	Associated Capital Group, Inc., Class A*^	10,872
17,515	Bank of New York Mellon Corp. (The)	645,077
10,735	BGC Partners, Inc., Class A	97,152
1,433	BlackRock, Inc., Class A	488,037
15,655	Charles Schwab Corp. (The)	438,653
190	Diamond Hill Investment Group	33,698
6,342	E*TRADE Financial Corp.*	155,316
8,089	Eaton Vance Corp.^	271,143
6,954	Federated Investors, Inc., Class B	200,623
7,698	Franklin Resources, Inc.	300,607
388	GAMCO Investors, Inc., Class A	14,379
6,033	Goldman Sachs Group, Inc. (The)	947,061
1,743	Greenhill & Co., Inc.	38,695
141	Hennessy Advisors, Inc.	3,765
2,119	HFF, Inc., Class A	58,336
5,199	Interactive Brokers Group, Inc., Class A^	204,425

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
1,643	INTL FCStone, Inc.*	$43,917
11,615	Invesco, Ltd.	357,394
2,572	Investment Technology Group, Inc.	56,841
8,761	Janus Capital Group, Inc.^	128,173
8,977	KCG Holdings, Inc.*	107,275
10,552	Ladenburg Thalmann Financial Services, Inc.*^	26,380
5,635	Legg Mason, Inc.	195,422
7,804	LPL Financial Holdings, Inc.	193,539
600	Moelis & Co., Class A	16,938
24,331	Morgan Stanley	608,518
9,712	Northern Trust Corp.	632,931
3,638	NorthStar Asset Management Group, Inc.	41,291
1,024	Oppenheimer Holdings, Class A	16,159
1,113	Pzena Investment Management, Inc.	8,403
6,074	Raymond James Financial, Inc.	289,183
1,544	Safeguard Scientifics, Inc.*	20,458
4,367	SEI Investments Co.	187,999
660	Silvercrest Asset Management Group, Inc., Class A	8,408
6,513	State Street Corp.	381,141
3,314	Stifel Financial Corp.*	98,094
6,518	T. Rowe Price Group, Inc.	478,812
5,975	TD Ameritrade Holding Corp.	188,392
7,585	Waddell & Reed Financial, Inc., Class A^	178,551
631	Westwood Holdings, Inc.	37,008
6,557	WisdomTree Investments, Inc.	74,947

		8,990,762

Chemicals (2.7%):
2,215	A. Schulman, Inc.	60,292
3,779	Air Products & Chemicals, Inc.	544,365
4,616	Airgas, Inc.	653,810
1,798	Albemarle Corp.	114,946
2,318	American Vanguard Corp.	36,578
2,170	Ashland, Inc.	238,613
4,053	Axiall Corp.	88,518
1,435	Balchem Corp.	88,999
3,781	Cabot Corp.	182,736
4,019	Calgon Carbon Corp.	56,346
4,449	Celanese Corp., Series A	291,410
11,520	CF Industries Holdings, Inc.	361,037
691	Chase Corp.	36,340
4,033	Chemours Co. (The)	28,231
5,628	Chemtura Corp.*	148,579
578	Core Molding Technologies, Inc.*	7,213
23,516	Dow Chemical Co. (The)	1,196,023
17,167	E.I. du Pont de Nemours & Co.	1,087,013
8,309	Eastman Chemical Co.	600,159
5,948	Ecolab, Inc.	663,321
3,023	FMC Corp.^	122,039
3,222	Futurefuel Corp.	37,987
2,909	GCP Applied Technologies, Inc.*	58,005
2,893	H.B. Fuller Co.	122,808
702	Hawkins, Inc.	25,335
20,298	Huntsman Corp.^	269,963
1,620	Innophos Holdings, Inc.	50,074
1,833	Innospec, Inc.	79,479
2,701	International Flavor & Fragrances, Inc.	307,293
743	KMG Chemicals, Inc.	17,141
783	Koppers Holdings, Inc.*	17,594
2,348	Kraton Performance Polymers, Inc.*	40,620
4,741	Kronos Worldwide, Inc.	27,119
1,233	LSB Industries, Inc.*	15,721

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
11,476	LyondellBasell Industries NV, Class A	$982,116
2,350	Minerals Technologies, Inc.^	133,598
11,117	Monsanto Co.	975,406
15,602	Mosaic Co. (The)	421,254
703	NewMarket Corp.^	278,571
21,921	Olin Corp.^	380,768
3,546	Omnova Solutions, Inc.*	19,716
6,657	Platform Speciality Products Corp.*	57,250
6,775	PolyOne Corp.	204,944
6,290	PPG Industries, Inc.	701,272
7,814	Praxair, Inc.	894,312
906	Quaker Chemical Corp.	76,883
4,911	RPM International, Inc.	232,438
3,702	Scotts Miracle-Gro Co. (The)	269,395
1,417	Sensient Technologies Corp.	89,923
2,107	Sherwin Williams Co.	599,800
1,689	Stepan Co.	93,385
1,627	Trecora Resources*	15,652
4,906	Tronox, Ltd., Class A	31,349
3,240	Valspar Corp. (The)	346,745
2,509	W.R. Grace & Co.*	178,591
4,068	Westlake Chemical Corp.	188,348

		14,847,423

Commercial Services & Supplies (1.4%):
2,937	ABM Industries, Inc.	94,894
10,293	ACCO Brands Corp.*	92,431
14,927	ADT Corp. (The)	615,888
4,271	ARC Document Solutions, Inc.*	19,220
2,727	Brady Corp., Class A	73,193
3,409	Brink’s Co. (The)	114,508
1,886	Casella Waste Systems, Inc.*	12,636
2,003	CECO Environmental Corp.	12,439
3,896	Cintas Corp.	349,900
4,474	Clean Harbors, Inc.*	220,747
8,112	Copart, Inc.*	330,726
7,746	Covanta Holding Corp.^	130,598
4,117	Deluxe Corp.^	257,271
2,917	Essendant, Inc.	93,140
1,220	G&K Services, Inc., Class A	89,365
4,520	Herman Miller, Inc.	139,623
2,671	HNI Corp.	104,623
4,002	Interface, Inc.	74,197
6,809	KAR Auction Services, Inc.	259,695
2,829	Kimball International, Inc., Class B	32,109
3,654	Knoll, Inc.	79,109
1,875	Matthews International Corp., Class A^	96,506
2,011	McGrath Rentcorp	50,436
2,641	Mobile Mini, Inc.^	87,206
2,304	MSA Safety, Inc.	111,398
1,003	Multi-Color Corp.^	53,510
1,552	NL Industries, Inc.*	3,508
11,428	Pitney Bowes, Inc.	246,159
2,606	Quad Graphics, Inc.	33,722
11,336	R.R. Donnelley & Sons Co.	185,910
17,116	Republic Services, Inc., Class A	815,577
6,747	Rollins, Inc.	182,979
1,467	SP Plus Corp.*	35,296
5,403	Steelcase, Inc., Class A	80,613
2,252	Stericycle, Inc.*	284,180
1,534	Team, Inc.*	46,603
3,483	Tetra Tech, Inc.	103,863
2,299	Trc Companies, Inc.*	16,668
7,765	Tyco International plc	285,053
1,022	UniFirst Corp.	111,521

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,309	US Ecology, Inc.	$57,805
412	Vse Corp.	27,971
8,538	Waste Connections, Inc.	551,469
11,930	Waste Management, Inc.	703,870
5,156	West Corp.	117,660

		7,485,795

Communications Equipment (1.1%):
3,394	ADTRAN, Inc.	68,627
1,072	Alliance Fiber Optic Products, Inc.*^	15,855
2,010	Arista Networks, Inc.*	126,831
12,243	ARRIS International plc*	280,610
29,104	Brocade Communications Systems, Inc.	307,920
1,318	CalAmp Corp.*	23,632
3,965	Calix, Inc.*	28,112
7,195	Ciena Corp.*	136,849
95,001	Cisco Systems, Inc.	2,704,679
4,908	CommScope Holding Co., Inc.*	137,031
316	Communications Systems, Inc.	2,323
2,952	EchoStar Corp., Class A*	130,744
2,442	EMCORE Corp.*	12,210
2,366	F5 Networks, Inc.*	250,441
5,961	Finisar Corp.*	108,729
7,060	Harmonic, Inc.*^	23,086
3,323	Harris Corp.	258,729
503	Infinera Corp.*^	8,078
2,791	InterDigital, Inc.	155,319
4,483	Ixia*	55,858
11,482	Juniper Networks, Inc.	292,906
909	KVH Industries, Inc.*	8,681
2,200	Motorola Solutions, Inc.	166,540
2,590	NETGEAR, Inc.*	104,558
1,725	NetScout Systems, Inc.*	39,623
1,082	Numerex Corp., Class A*	6,600
697	Palo Alto Networks, Inc.*	113,709
1,949	Plantronics, Inc.	76,381
7,530	Polycom, Inc.*	83,960
2,608	Ruckus Wireless, Inc.*	25,584
89	ShoreTel, Inc.*	662
1,714	Sonus Networks, Inc.*	12,906
1,918	Ubiquiti Networks, Inc.*^	63,812
2,586	ViaSat, Inc.*^	190,019
2,326	Viavi Solutions, Inc.*	15,956

		6,037,560

Construction & Engineering (0.3%):
7,556	Aecom Technology Corp.*^	232,649
800	Aegion Corp.*	16,872
2,172	Ameresco, Inc., Class A*	10,360
1,245	Argan, Inc.	43,774
4,618	Chicago Bridge & Iron Co. NV	168,973
3,167	Comfort Systems USA, Inc.	100,616
2,560	Dycom Industries, Inc.*^	165,555
4,493	Emcor Group, Inc.	218,360
7,962	Fluor Corp.	427,560
2,241	Granite Construction, Inc.	107,120
1,221	Integrated Electrical Services, Inc.*	17,912
3,924	Jacobs Engineering Group, Inc.*	170,890
6,613	KBR, Inc.	102,369
704	MasTec, Inc.*	14,249
1,578	MYR Group, Inc.*	39,624
574	NV5 Holdings, Inc.*	15,400
2,101	Orion Marine Group, Inc.*	10,883
7,687	Quanta Services, Inc.*	173,419
404	Valmont Industries, Inc.	50,031

		2,086,616

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction Materials (0.2%):
3,233	Eagle Materials, Inc., Class A	$226,666
4,198	Headwaters, Inc.*	83,288
1,529	Martin Marietta Materials, Inc.^	243,890
353	U.S. Lime & Minerals, Inc.	21,184
1,308	US Concrete, Inc.*	77,931
2,280	Vulcan Materials Co.	240,700

		893,659

Consumer Finance (1.0%):
8,426	Ally Financial, Inc.*	157,735
21,738	American Express Co.	1,334,712
1,222	Asta Funding, Inc.*	10,888
12,087	Capital One Financial Corp.	837,749
2,740	Cash America International, Inc.	105,874
1,912	Consumer Portfolio Services, Inc.*	8,088
1,440	Credit Acceptance Corp.*	261,432
15,168	Discover Financial Services	772,355
1,968	Encore Capital Group, Inc.*	50,656
3,948	EZCORP, Inc., Class A*	11,726
1,750	First Cash Financial Services, Inc.	80,605
1,000	Green Dot Corp., Class A*	22,970
28,462	Navient Corp.	340,690
2,628	Nelnet, Inc., Class A	103,464
750	Nicholas Financial, Inc.*	8,093
4,454	Onemain Holdings, Inc.*	122,173
3,076	PRA Group, Inc.*^	90,404
960	Regional Mgmt Corp.*	16,426
3,911	Santander Consumer USA Holdings, Inc.*	41,026
25,434	SLM Corp.*	161,760
27,551	Synchrony Financial*	789,612

		5,328,438

Containers & Packaging (1.0%):
480	AEP Industries, Inc.	31,680
5,032	AptarGroup, Inc.	394,559
6,108	Avery Dennison Corp.	440,448
5,487	Ball Corp.	391,168
8,105	Bemis Co., Inc.	419,677
4,924	Berry Plastics Group, Inc.*	178,003
3,728	Crown Holdings, Inc.*	184,872
31,666	Graphic Packaging Holding Co.	406,908
1,930	Greif, Inc., Class A	63,208
1,310	Greif, Inc., Class B	61,308
15,818	International Paper Co.	649,170
2,608	Myers Industries, Inc.	33,539
14,800	Owens-Illinois, Inc.*	236,208
6,563	Packaging Corp. of America	396,405
8,276	Sealed Air Corp.	397,331
5,736	Silgan Holdings, Inc.	304,983
8,155	Sonoco Products Co.	396,088
538	UFP Technologies, Inc.*	11,981
6,035	WestRock Co.	235,546

		5,233,082

Distributors (0.2%):
1,537	Core Markt Holdngs Co., Inc.	125,358
5,041	Genuine Parts Co.	500,873
12,475	LKQ Corp.*	398,327
2,491	Pool Corp.^	218,560
1,621	VOXX International Corp.*	7,246
811	Weyco Group, Inc.	21,589

		1,271,953

Diversified Consumer Services (0.3%):
1,304	American Public Education, Inc.*	26,902
3,117	Bright Horizons Family Solutions, Inc.*	201,919
3,401	Cambium Learning Group, Inc.*	14,522

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
918	Capella Education Co.	$48,324
5,222	Career Education Corp.*	23,708
1,464	Carriage Services, Inc.	31,637
506	Collectors Universe, Inc.	8,400
903	DeVry Education Group, Inc.	15,595
270	Graham Holdings Co., Class B	129,600
3,582	Grand Canyon Education, Inc.*	153,095
8,216	H&R Block, Inc.	217,067
5,384	Houghton Mifflin Harcourt Co.*	107,357
2,988	K12, Inc.*	29,551
482	Liberty Tax, Inc.^	9,442
2,211	National American University Holdings, Inc.	3,140
13,812	Service Corp. International	340,879
3,836	ServiceMaster Global Holdings, Inc.*	144,540
4,536	Sotheby’s^	121,247
622	Strayer Education, Inc.*	30,323
1,696	Universal Technical Institute, Inc.	7,310

		1,664,558

Diversified Financial Services (1.4%):
29,143	Berkshire Hathaway, Inc., Class B*	4,134,809
3,918	CBOE Holdings, Inc.	255,963
5,366	CME Group, Inc.	515,404
1,660	FactSet Research Systems, Inc.	251,540
3,237	Gain Capital Holdings, Inc.	21,235
1,486	IntercontinentalExchange, Inc.	349,418
8,865	Leucadia National Corp.	143,347
1,798	MarketAxess Holdings, Inc.	224,444
974	Marlin Business Services, Inc.	13,938
7,351	McGraw-Hill Cos., Inc. (The)	727,602
3,411	Moody’s Corp.	329,366
2,689	Morningstar, Inc.	237,358
2,951	MSCI, Inc., Class A	218,610
4,805	NASDAQ OMX Group, Inc. (The)	318,956
3,621	Newstar Financial, Inc.*	31,684
1,763	PICO Holdings, Inc.*	18,035
1,748	Resource America, Inc., Class A	10,086
1,767	Tiptree Financial, Inc., Class A^	10,072
4,836	Voya Financial, Inc.	143,968

		7,955,835

Diversified Telecommunication Services (2.5%):
136,750	AT&T, Inc.	5,356,498
1,419	Atlantic Tele-Network, Inc.^	107,603
23,064	CenturyLink, Inc.	737,125
12,621	Cincinnati Bell, Inc.*	48,843
3,023	Cogent Communications Group, Inc.	117,988
100	Consolidated Communications Holdings, Inc.	2,576
1,623	FairPoint Communications, Inc.*	24,150
52,076	Frontier Communications Corp.^	291,105
3,714	General Communication, Inc., Class A*	68,040
16,816	Globalstar, Inc.*	24,720
815	Hawaiian Telcom Holdco, Inc.*	19,193
1,994	IDT Corp.	31,086
3,003	Inteliquent, Inc.	48,198
5,873	Level 3 Communications, Inc.*	310,388
1,975	Lumos Networks Corp.*	25,359
4,045	Orbcomm, Inc.*	40,976
3,617	SBA Communications Corp., Class A*	362,315
111,515	Verizon Communications, Inc.	6,030,732

		13,646,895

Electric Utilities (1.7%):
2,950	ALLETE, Inc.	165,407

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
9,564	American Electric Power Co., Inc.	$635,050
11,798	Duke Energy Corp.	951,863
6,122	Edison International	440,111
2,442	El Paso Electric Co.	112,039
2,643	Empire District Electric Co.	87,351
4,408	Entergy Corp.	349,466
8,052	Eversource Energy	469,754
16,319	Exelon Corp.	585,199
9,988	FirstEnergy Corp.	359,268
1,272	Genie Energy, Ltd., Class B	9,680
9,652	Great Plains Energy, Inc.	311,277
2,555	IDACORP, Inc.	190,577
7,710	ITC Holdings Corp.	335,925
2,096	MGE Energy, Inc.^	109,516
8,138	NextEra Energy, Inc.	963,050
5,016	OGE Energy Corp.	143,608
2,284	Otter Tail Power Co.	67,652
8,605	PG&E Corp.	513,891
2,939	Pinnacle West Capital Corp.	220,631
5,361	PNM Resources, Inc.	180,773
5,276	Portland General Electric Co.	208,349
13,030	PPL Corp.	496,052
15,845	Southern Co. (The)	819,662
5,818	Westar Energy, Inc.	288,631
12,333	Xcel Energy, Inc.	515,766

		9,530,548

Electrical Equipment (0.7%):
1,157	Acuity Brands, Inc.^	252,388
926	Allied Motion Technologies, Inc.	16,668
9,515	AMETEK, Inc.	475,560
1,953	AZZ, Inc.	110,540
1,657	Babcock & Wilcox Enterprises, Inc.*	35,460
6,460	Eaton Corp. plc	404,138
15,630	Emerson Electric Co.	849,959
1,159	Encore Wire Corp.	45,120
3,345	EnerSys	186,383
2,760	Franklin Electric Co., Inc.	88,789
4,065	Generac Holdings, Inc.*	151,381
3,673	General Cable Corp.	44,847
1,311	Global Power Equipment Group, Inc.*	2,622
2,775	Hubbell, Inc.	293,956
1,831	LSI Industries, Inc.	21,514
415	Power Solutions International, Inc.*	5,727
1,248	Powersecure International, Inc.*	23,325
400	Preformed Line Products Co.	14,608
2,035	Regal-Beloit Corp.	128,388
5,384	Rockwell Automation, Inc.	612,430
4,783	Sensata Technologies Holding NV*	185,772
228	SL Industries, Inc.*	7,752
1,790	Solarcity Corp.*^	43,998
2,410	Thermon Group Holdings, Inc.*^	42,320

		4,043,645

Electronic Equipment, Instruments & Components (1.3%):
8,809	Amphenol Corp., Class A	509,335
2,510	Anixter International, Inc.*	130,796
4,742	Arrow Electronics, Inc.*	305,432
6,079	Avnet, Inc.	269,300
10,009	AVX Corp.	125,813
867	Badger Meter, Inc.	57,664
1,955	Belden, Inc.	119,998
8,075	CDW Corp.	335,113
3,190	Checkpoint Systems, Inc.*	32,283
3,912	Cognex Corp.	152,372
1,412	Coherent, Inc.*	129,763

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
24,175	Corning, Inc.	$505,015
1,747	CUI Global, Inc.*^	14,116
2,838	Daktronics, Inc.^	22,420
2,777	Dolby Laboratories, Inc., Class A^	120,688
516	DTS, Inc.*	11,238
1,835	Electro Rent Corp.	16,992
2,339	Electro Scientific Industries, Inc.*	16,724
2,696	Fabrinet*	87,216
1,007	FARO Technologies, Inc.*	32,435
1,256	FEI Co.	111,797
11,375	Flextronics International, Ltd.*	137,183
7,918	FLIR Systems, Inc.	260,898
640	Frequency Electronics, Inc.*	6,387
1,955	GSI Group, Inc.*	27,683
1,004	Identiv, Inc.*	2,169
4,641	II-VI, Inc.*	100,756
8,931	Ingram Micro, Inc., Class A	320,712
3,140	IPG Photonics Corp.*	301,691
2,195	Itron, Inc.*	91,575
14,490	Jabil Circuit, Inc.	279,222
3,410	KEMET Corp.*	6,581
9,669	Keysight Technologies, Inc.*	268,218
232	Knowles Corp.*	3,058
1,036	Littlelfuse, Inc.	127,542
2,613	Mercury Computer Systems, Inc.*	53,044
214	Mesa Labs, Inc.	20,619
2,290	Methode Electronics, Inc., Class A	66,960
567	MOCON, Inc.	7,853
915	MTS Systems Corp.	55,678
1,857	Multi-Fineline Electronix, Inc.*	43,101
1,799	Napco Security Technologies, Inc.*	11,244
5,833	National Instruments Corp.	175,632
2,619	Newport Corp.*	60,237
1,498	OSI Systems, Inc.*^	98,104
1,553	Park Electrochemical Corp.	24,864
267	PC Connection, Inc.	6,891
1,087	PCM, Inc.*	8,718
772	Perceptron, Inc.*	3,744
2,255	Plexus Corp.*	89,118
4,828	QLogic Corp.*	64,888
4,858	RadiSys Corp.*	19,189
2,153	Rofin-Sinar Technologies, Inc.*	69,370
1,193	Rogers Corp.*	71,425
6,195	Sanmina Corp.*	144,839
2,157	ScanSource, Inc.*	87,100
2,996	SYNNEX Corp.^	277,400
7,695	TE Connectivity, Ltd.	476,474
1,492	Tech Data Corp.*	114,541
7,031	Trimble Navigation, Ltd.*	174,369
6,321	TTM Technologies, Inc.*	42,035
5,690	VeriFone Systems, Inc.*	160,686
585	Wayside Technology Group, Inc.	10,004
975	Zebra Technologies Corp., Class A*	67,275

		7,545,587

Energy Equipment & Services (0.9%):
419	Atwood Oceanics, Inc.	3,842
10,900	Cameron International Corp.*	730,846
1,343	Core Laboratories NV	150,967
7,086	Diamond Offshore Drilling, Inc.	153,979
871	Dril-Quip, Inc.*	52,748
1,558	Era Group, Inc.*	14,614
3,670	FMC Technologies, Inc.*	100,411
6,591	Forum Energy Technologies, Inc.*	87,001
1,086	Gulf Island Fabrication, Inc.	8,525
9,164	Halliburton Co.	327,338

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
5,005	Helmerich & Payne, Inc.^	$293,894
1,750	Matrix Service Co.*	30,975
17,703	Nabors Industries, Ltd.	162,868
935	Natural Gas Services Group*	20,224
12,057	Noble Corp. plc^	124,790
8,208	Oceaneering International, Inc.	272,834
3,066	Oil States International, Inc.*	96,640
9,357	Parker Drilling Co.*	19,837
1,631	Patterson-UTI Energy, Inc.	28,738
974	PHI, Inc.*	18,399
6,920	Rowan Cos. plc, Class A	111,412
13,318	RPC, Inc.	188,849
23,230	Schlumberger, Ltd.^	1,713,212
8,595	Superior Energy Services, Inc.	115,087
4,086	TETRA Technologies, Inc.*	25,946
19,205	Transocean, Ltd.^	175,534

		5,029,510

Food & Staples Retailing (2.0%):
3,779	Casey’s General Stores, Inc.^	428,236
1,143	Chefs’ Warehouse, Inc.*	23,191
10,328	Costco Wholesale Corp.	1,627,486
22,272	CVS Health Corp.	2,310,275
1,267	Ingles Markets, Inc., Class A	47,513
27,120	Kroger Co. (The)	1,037,340
1,720	Natural Grocers by Vitamin Cottage, Inc.*	36,584
1,852	PriceSmart, Inc.^	156,642
27,665	Rite Aid Corp.*	225,470
674	SpartanNash Co.	20,429
5,794	Sprouts Farmers Market, Inc.*^	168,258
16,013	Supervalu, Inc.*	92,235
14,041	Sysco Corp.	656,136
3,347	United Natural Foods, Inc.*	134,884
738	Village Super Market, Inc., Class A^	17,830
13,485	Walgreens Boots Alliance, Inc.	1,135,976
37,292	Wal-Mart Stores, Inc.	2,554,130
2,367	Weis Markets, Inc.	106,657
9,659	Whole Foods Market, Inc.^	300,491

		11,079,763

Food Products (1.7%):
9,515	Archer-Daniels-Midland Co.	345,490
3,898	B&G Foods, Inc.	135,689
4,129	Bunge, Ltd.	233,990
808	Calavo Growers, Inc.	46,104
2,455	Cal-Maine Foods, Inc.^	127,439
11,911	Campbell Soup Co.	759,803
2,817	ConAgra Foods, Inc.	125,695
1,586	Darling International, Inc.*	20,888
5,447	Dean Foods Co.^	94,342
1,004	Farmer Brothers Co.*	27,981
13,535	Flowers Foods, Inc.^	249,856
378	Fresh Del Monte Produce, Inc.	15,902
13,416	General Mills, Inc.	849,904
2,962	Hain Celestial Group, Inc.*	121,175
4,279	Hershey Co. (The)	394,053
11,936	Hormel Foods Corp.	516,113
4,292	Ingredion, Inc.	458,343
1,198	Inventure Foods, Inc.*^	6,769
1,150	J & J Snack Foods Corp.	124,522
3,256	JM Smucker Co. (The)	422,759
300	John B Sanfilippo And Son, Inc.	20,727
6,185	Kellogg Co.	473,462
3,144	Kraft Heinz Co. (The)	246,993
1,671	Lancaster Colony Corp.	184,762
3,829	McCormick & Co.	380,909
389	McCormick & Co., Inc.	38,628

Shares		Fair Value
Common Stocks, continued
Food Products, continued
5,324	Mead Johnson Nutrition Co.	$452,380
22,351	Mondelez International, Inc., Class A	896,721
5,322	Pilgrim’s Pride Corp.*	135,179
8,181	Pinnacle Foods, Inc.	365,527
3,291	Post Holdings, Inc.*	226,322
43	Seaboard Corp.*	129,129
677	Seneca Foods Corp., Class A*	23,519
4,082	Snyders-Lance, Inc.	128,501
1,469	TreeHouse Foods, Inc.*	127,436
10,604	Tyson Foods, Inc., Class A	706,863
4,692	WhiteWave Foods Co., Class A*	190,683

		9,804,558

Gas Utilities (0.6%):
7,858	AGL Resources, Inc.	511,870
5,447	Atmos Energy Corp.	404,494
900	Chesapeake Utilities Corp.	56,673
519	Delta Natural Gas Co., Inc.	12,015
1,024	Gas Natural, Inc.	7,997
2,633	Laclede Group, Inc. (The)	178,386
3,829	National Fuel Gas Co.^	191,641
5,713	New Jersey Resources Corp.^	208,125
1,671	Northwest Natural Gas Co.	89,983
3,527	ONE Gas, Inc.	215,500
5,305	Piedmont Natural Gas Co., Inc.	317,398
11,558	Questar Corp.	286,638
155	RGC Resources, Inc.	3,351
4,168	South Jersey Industries, Inc.	118,580
2,850	Southwest Gas Corp.	187,673
11,479	UGI Corp.	462,489
2,316	WGL Holdings, Inc.	167,609

		3,420,422

Health Care Equipment & Supplies (1.8%):
1,143	Abaxis, Inc.^	51,881
19,433	Abbott Laboratories	812,882
810	ABIOMED, Inc.*	76,796
5,108	Alere, Inc.*	258,516
3,302	Align Technology, Inc.*	240,022
703	Analogic Corp.	55,544
2,726	AngioDynamics, Inc.*	33,503
1,103	Anika Therapeutics, Inc.*	49,326
115	Atrion Corp.	45,466
10,534	Baxter International, Inc.	432,737
2,948	Becton, Dickinson & Co.	447,565
9,639	Boston Scientific Corp.*	181,310
2,558	C.R. Bard, Inc.	518,430
2,183	Cantel Medical Corp.	155,779
600	CONMED Corp.	25,164
745	Cooper Cos., Inc. (The)	114,708
1,619	CryoLife, Inc.	17,404
1,230	Cynosure, Inc., Class A*^	54,268
9,264	DENTSPLY SIRONA, Inc.	570,940
1,491	Derma Sciences, Inc.*	4,622
543	Dexcom, Inc.*	36,875
7,694	Edwards Lifesciences Corp.*	678,688
1,052	Exactech, Inc.*	21,314
4,329	Globus Medical, Inc., Class A*	102,814
1,444	Greatbatch, Inc.*	51,464
2,946	Haemonetics Corp.*	103,051
3,533	Halyard Health, Inc.*^	101,503
2,421	Hill-Rom Holdings, Inc.	121,776
14,701	Hologic, Inc.*	507,185
497	ICU Medical, Inc.*	51,738
2,916	IDEXX Laboratories, Inc.*	228,381
1,874	Integra LifeSciences Holdings Corp.*	126,233
555	Intuitive Surgical, Inc.*	333,583
2,327	Invacare Corp.	30,647

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,209	LeMaitre Vascular, Inc.	$18,764
1,668	LivaNova plc*	90,039
3,391	Masimo Corp.*	141,879
14,273	Medtronic plc	1,070,475
3,164	Meridian Bioscience, Inc.	65,210
2,425	Merit Medical Systems, Inc.*	44,838
952	Natus Medical, Inc.*	36,585
1,702	Neogen Corp.*	85,696
2,052	NuVasive, Inc.*	99,830
481	Nuvectra Corp.*	2,602
258	OraSure Technologies, Inc.*	1,865
1,074	Orthofix International NV*	44,592
700	Quidel Corp.*	12,082
3,726	ResMed, Inc.	215,437
3,310	RTI Surgical, Inc.*	13,240
624	SeaSpine Holdings Corp.*^	9,135
6,389	St. Jude Medical, Inc.	351,395
1,958	STERIS plc	139,116
4,367	Stryker Corp.^	468,535
785	Surmodics, Inc.*	14,452
737	Teleflex, Inc.	115,716
227	Utah Medical Products, Inc.	14,197
3,306	Varian Medical Systems, Inc.*^	264,546
691	Vascular Solutions, Inc.*	22,478
4,204	West Pharmaceutical Services, Inc.	291,421
1,720	Zimmer Holdings, Inc.	183,404

		10,459,644

Health Care Providers & Services (3.1%):
2,353	Acadia Healthcare Co., Inc.*^	129,674
1,958	Aceto Corp.	46,130
634	Addus HomeCare Corp.*^	10,898
9,600	Aetna, Inc.	1,078,559
3,470	Air Methods Corp.*	125,683
666	Alliance HealthCare Services, Inc.*	4,789
542	Almost Family, Inc.*	20,184
1,469	Amedisys, Inc.*	71,011
1,239	AmerisourceBergen Corp.	107,235
3,501	AMN Healthcare Services, Inc.*^	117,669
3,995	AmSurg Corp.*	298,027
6,078	Anthem, Inc.	844,781
1,157	BioTelemetry, Inc.*	13,514
5,253	Brookdale Senior Living, Inc.*	83,418
2,121	Capital Senior Living Corp.*	39,281
7,734	Cardinal Health, Inc.	633,801
6,309	Centene Corp.*	388,449
1,288	Chemed Corp.	174,460
4,923	Cigna Corp.	675,633
9,271	Community Health Systems, Inc.*	171,606
1,871	CorVel Corp.*	73,755
9,186	DaVita, Inc.*	674,069
3,058	Ensign Group, Inc. (The)	69,233
6,115	Envision Healthcare Holdings, Inc.*	124,746
2,510	ExamWorks Group, Inc.*	74,196
13,934	Express Scripts Holding Co.*	957,125
3,745	Five Star Quality Care, Inc.*	8,576
2,639	Hanger Orthopedic Group, Inc.*	17,154
5,584	HCA Holdings, Inc.*	435,831
5,256	HealthSouth Corp.	197,783
2,040	Healthways, Inc.*	20,584
2,255	Henry Schein, Inc.*	389,281
4,142	Humana, Inc.	757,779
2,629	InfuSystems Holdings, Inc.*	9,254
4,876	Kindred Healthcare, Inc.	60,219
3,322	Laboratory Corp. of America Holdings*	389,106
1,626	LHC Group, Inc.*	57,821

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
3,038	LifePoint Hospitals, Inc.*	$210,382
2,025	Magellan Health Services, Inc.*	137,558
5,524	McKesson Corp.	868,649
3,929	MEDNAX, Inc.*	253,892
3,666	Molina Healthcare, Inc.*^	236,420
1,075	National Healthcare Corp.	66,973
1,219	National Research Corp.	18,955
4,172	Owens & Minor, Inc.^	168,632
6,645	Patterson Cos., Inc.	309,192
1,669	PharMerica Corp.*	36,902
2,269	Premier, Inc., Class A*	75,694
1,197	Providence Service Corp.*	61,131
8,208	Quest Diagnostics, Inc.	586,462
2,518	RadNet, Inc.*	12,162
9,791	Select Medical Holdings Corp.*	115,632
3,573	Surgical Care Affiliates, Inc.*	165,358
4,086	Team Health Holdings, Inc.*	170,836
6,770	Tenet Healthcare Corp.*	195,856
1,840	Triple-S Management Corp., Class B*	45,742
937	U.S. Physical Therapy, Inc.	46,597
21,339	UnitedHealth Group, Inc.	2,750,596
6,141	Universal American Financial Corp.	43,847
3,476	Universal Health Services, Inc., Class B	433,527
3,789	VCA Antech, Inc.*	218,587
2,912	WellCare Health Plans, Inc.*	270,088

		16,850,984

Health Care Technology (0.1%):
9,476	Allscripts Healthcare Solutions, Inc.*^	125,177
700	athenahealth, Inc.*	97,146
5,336	Cerner Corp.*	282,594
639	Computer Programs & Systems, Inc.	33,305
66	HealthStream, Inc.*	1,458
1,095	Omnicell, Inc.*	30,518
2,725	Quality Systems, Inc.	41,529
1,747	Simulations Plus, Inc.	15,426
1,663	Veeva Systems, Inc., Class A*^	41,642

		668,795

Hotels, Restaurants & Leisure (2.8%):
11,656	Aramark Holdings Corp.	386,047
7,927	Belmond, Ltd., Class A*	75,227
1	Biglari Holdings, Inc.*	372
1,927	BJ’s Restaurants, Inc.*	80,105
11,520	Bloomin’ Brands, Inc.	194,342
200	Bob Evans Farms, Inc.	9,338
1,441	Bravo Brio Restaurant Group, Inc.*	11,168
2,887	Brinker International, Inc.^	132,658
1,469	Buffalo Wild Wings, Inc.*^	217,588
5,584	Carnival Corp.	294,668
2,043	Carrols Restaurant Group, Inc.*	29,501
1,723	Century Casinos, Inc.*	10,614
4,028	Cheesecake Factory, Inc. (The)^	213,847
795	Chipotle Mexican Grill, Inc.*^	374,421
3,453	Choice Hotels International, Inc.	186,635
748	Chuy’s Holdings, Inc.*^	23,240
3,651	ClubCorp Holdings, Inc.	51,260
2,326	Cracker Barrel Old Country Store, Inc.^	355,110
2,781	Darden Restaurants, Inc.	184,380
1,574	Del Frisco’s Restaurant Group, Inc.*	26,097
4,856	Denny’s Corp.*	50,308
4,306	Diamond Resorts International, Inc.*	104,636
1,558	DineEquity, Inc.	145,564
1,829	Domino’s Pizza, Inc.	241,172
3,746	Dunkin’ Brands Group, Inc.^	176,699

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,277	Fiesta Restaurant Group, Inc.*	$41,860
5,639	Hilton Worldwide Holdings, Inc.	126,990
828	Hyatt Hotels Corp., Class A*	40,978
3,435	Interval Leisure Group, Inc.^	49,601
33	Intrawest Resorts Holdings, Inc.*	282
1,792	Jack in the Box, Inc.	114,455
671	Jamba, Inc.*	8,294
2,949	Krispy Kreme Doughnuts, Inc.*	45,975
446	La Quinta Holdings, Inc.*	5,575
11,175	Las Vegas Sands Corp.	577,524
2,136	Luby’s, Inc.*	10,360
4,182	Marriott International, Inc., Class A	297,675
2,136	Marriott Vacations Worldwide Corp.	144,180
25,131	McDonald’s Corp.	3,158,463
341	Nathans Famous, Inc.*^	14,868
5,162	Norwegian Cruise Line Holdings, Ltd.*	285,407
1,079	Panera Bread Co., Class A*^	221,012
2,292	Papa John’s International, Inc.	124,203
1,317	Popeyes Louisiana Kitchen, Inc.*	68,563
886	RCI Hospitality Holdings, Inc.	7,850
1,501	Red Lion Hotels Corp.*	12,653
878	Red Robin Gourmet Burgers*	56,605
3,454	Royal Caribbean Cruises, Ltd.	283,746
268	Ruby Tuesday, Inc.*	1,442
3,127	Ruth’s Hospitality Group, Inc.	57,568
6,758	SeaWorld Entertainment, Inc.	142,323
5,250	Six Flags Entertainment Corp.	291,323
1,933	Sonic Corp.^	67,964
2,826	Speedway Motorsports, Inc.	56,040
42,723	Starbucks Corp.	2,550,562
6,861	Starwood Hotels & Resorts Worldwide, Inc.	572,413
4,257	Texas Roadhouse, Inc.^	185,520
1,604	Town Sports International Holdings, Inc.*	4,603
2,755	Vail Resorts, Inc.^	368,344
22,020	Wendy’s Co. (The)	239,798
3,982	Wyndham Worldwide Corp.	304,344
11,870	Yum! Brands, Inc.	971,560

		15,085,920

Household Durables (0.8%):
4,233	CalAtlantic Group, Inc.	141,467
504	Cavco Industries, Inc.*	47,104
9,991	D.R. Horton, Inc.	302,028
1,137	Dixie Group, Inc. (The)*	4,787
1,910	Ethan Allen Interiors, Inc.	60,776
5,743	Garmin, Ltd.	229,490
2,761	GoPro, Inc., Class A*	33,022
2,690	Harman International Industries, Inc.	239,518
1,211	Helen of Troy, Ltd.*	125,569
500	Hooker Furniture Corp.	16,425
432	Installed Building Products, Inc.*	11,496
3,931	La-Z-Boy, Inc.	105,115
4,024	Leggett & Platt, Inc.^	194,762
7,538	Lennar Corp., Class A^	364,538
670	Lennar Corp., Class B	25,936
1,249	Libbey, Inc.	23,231
1,017	Lifetime Brands, Inc.	15,326
3,757	M.D.C. Holdings, Inc.^	94,150
1,880	M/I Homes, Inc.*	35,062
3,168	Meritage Corp.*	115,505
1,999	Mohawk Industries, Inc.*	381,609
7,131	Newell Rubbermaid, Inc.^	315,832
212	NVR, Inc.*	367,269
13,213	PulteGroup, Inc.^	247,215

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
1,566	Skullcandy, Inc.*	$5,575
745	Taylor Morrison Home Corp., Class A*	10,519
3,400	Tempur Sealy International, Inc.*^	206,686
4,302	Toll Brothers, Inc.*	126,952
1,563	TopBuild Corp.*	46,484
10,253	TRI Pointe Homes, Inc.*^	120,780
2,946	Tupperware Brands Corp.^	170,809
718	Universal Electronics, Inc.*	44,509
203	WCI Communities, Inc.*	3,772
3,485	Whirlpool Corp.	628,484
2,147	William Lyon Homes, Class A*	31,110
1,918	Zagg, Inc.*	17,281

		4,910,193

Household Products (1.3%):
185	Central Garden & Pet Co., Class A*	3,014
3,686	Church & Dwight Co., Inc.	339,775
4,332	Clorox Co. (The)	546,092
17,253	Colgate-Palmolive Co.	1,218,924
1,519	Energizer Holdings, Inc.	61,535
10,773	HRG Group, Inc.*	150,068
9,918	Kimberly-Clark Corp.	1,334,070
333	Oil-Dri Corp.	11,249
582	Orchids Paper Products Co.	16,011
40,513	Procter & Gamble Co. (The)	3,334,625
2,022	Spectrum Brands Holdings, Inc.^	220,964
698	WD-40 Co.	75,391

		7,311,718

Independent Power and Renewable Electricity Producers (0.2%):
18,368	AES Corp. (The)	216,742
26,055	Calpine Corp.*	395,254
7,034	Dynegy, Inc.*	101,079
14,628	NRG Energy, Inc.	190,310
2,123	NRG Yield, Inc., Class A^	28,809
2,123	NRG Yield, Inc., Class C	30,232
4,183	Pattern Energy Group, Inc.^	79,770
1,627	Talen Energy Corp.*	14,643

		1,056,839

Industrial Conglomerates (1.3%):
16,212	3M Co., Class B	2,701,405
2,793	Carlisle Cos., Inc.	277,904
7,944	Danaher Corp.	753,568
91,140	General Electric Co.	2,897,340
1,736	Raven Industries, Inc.	27,811
1,378	Roper Industries, Inc.	251,857

		6,909,885

Insurance (3.6%):
9,911	Aflac, Inc.	625,781
457	Alleghany Corp.*	226,763
4,652	Allied World Assurance Co. Holdings AG	162,541
9,076	Allstate Corp. (The)	611,450
4,095	AMBAC Financial Group, Inc.*	64,701
6,319	American Equity Investment Life Holding Co.	106,159
2,533	American Financial Group, Inc.	178,247
21,277	American International Group, Inc.	1,150,022
1,343	American National Insurance Co.	155,117
1,543	Amerisafe, Inc.	81,069
12,054	AmTrust Financial Services	311,958
5,048	Aon plc	527,264
2,877	Arch Capital Group, Ltd.*	204,555
7,028	Arthur J. Gallagher & Co.	312,605
3,059	Aspen Insurance Holdings, Ltd.	145,914

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,509	Assurant, Inc.	$116,419
12,605	Assured Guaranty, Ltd.	318,907
1,500	Axis Capital Holdings, Ltd.	83,190
10,102	Brown & Brown, Inc.^	361,652
8,583	Chubb, Ltd.	1,022,665
4,635	Cincinnati Financial Corp.	302,944
1,199	CNA Financial Corp.	38,584
2,354	Crawford & Co.	15,254
2,915	Crawford & Co., Class A	17,548
1,631	Donegal Group, Inc., Class A	23,454
1,546	EMC Insurance Group, Inc.	39,655
2,393	Employers Holdings, Inc.	67,339
2,455	Endurance Specialty Holdings, Ltd.	160,410
874	Enstar Group, Ltd.*^	142,095
4,220	Erie Indemnity Co., Class A	392,418
1,335	Everest Re Group, Ltd.	263,569
1,054	Federated National Holding Co.^	20,722
7,742	First American Financial Corp.	295,048
1,400	Genworth Financial, Inc., Class A*	3,822
695	Global Indemnity plc*	21,635
2,383	Greenlight Capital Re, Ltd.*	51,926
1,469	Hallmark Financial Services, Inc.*	16,894
2,378	Hanover Insurance Group, Inc. (The)	214,543
7,834	Hartford Financial Services Group, Inc. (The)	360,991
997	HCI Group, Inc.^	33,200
1,317	Independence Holding Co.	20,967
153	Investors Title Co.	13,934
700	Kemper Corp.	20,699
5,369	Lincoln National Corp.	210,465
8,307	Loews Corp.	317,826
5,556	Maiden Holdings, Ltd.^	71,895
399	Markel Corp.*	355,736
12,507	Marsh & McLennan Cos., Inc.	760,301
2,916	Mercury General Corp.^	161,838
16,526	MetLife, Inc.	726,152
1,498	National Interstate Corp.	44,820
262	National Western Life Group, Inc., Class A^	60,425
15,982	Old Republic International Corp.	292,151
1,796	Onebeacon Insurance Group, Ltd.	22,863
4,021	Primerica, Inc.^	179,055
13,182	Principal Financial Group, Inc.	520,030
4,129	ProAssurance Corp.	208,927
34,117	Progressive Corp. (The)	1,198,870
7,039	Prudential Financial, Inc.	508,357
1,638	Reinsurance Group of America, Inc.	157,658
1,356	RenaissanceRe Holdings, Ltd.	162,489
2,855	RLI Corp.	190,885
3,118	State Auto Financial Corp.	68,783
1,761	Stewart Information Services Corp.	63,889
2,791	Torchmark Corp.	151,161
10,660	Travelers Cos., Inc. (The)	1,244,128
1,616	United Insurance Holdings Co.	31,043
3,169	Universal Insurance Holdings, Inc.	56,408
5,575	UnumProvident Corp.	172,379
3,791	Validus Holdings, Ltd.	178,897
5,735	W.R. Berkley Corp.	322,307
342	White Mountains Insurance Group, Ltd.	274,489
3,779	Willis Towers Watson plc	448,416
6,539	XL Group plc	240,636

		18,707,909

Internet & Catalog Retail (1.5%):
2,093	1-800 Flowers.com, Inc., Class A*^	16,493
9,398	Amazon.com, Inc.*	5,579,029

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail, continued
691	Blue Nile, Inc.	$17,766
2,685	CafePress, Inc.*	9,908
905	Expedia, Inc.	97,577
1,483	Gaiam, Inc., Class A*	9,491
19,321	Groupon, Inc.*	77,091
3,111	HSN, Inc.	162,736
5,384	Liberty TripAdvisor Holdings, Inc., Class A*	119,309
2,531	Netflix, Inc.*	258,744
1,637	Nutri/System, Inc.	34,164
1,213	Priceline Group, Inc. (The)*	1,563,508
2,141	Shutterfly, Inc.*^	99,278
2,547	TripAdvisor, Inc.*^	169,376

		8,214,470

Internet Software & Services (2.2%):
3,020	Actua Corp.*	27,331
4,907	Akamai Technologies, Inc.*	272,682
3,838	Alphabet, Inc., Class A*	2,928,009
4,092	Alphabet, Inc., Class C*	3,048,334
429	Bankrate, Inc.*	3,934
2,044	Cimpress NV*	185,370
230	CoStar Group, Inc.*	43,279
1,546	Demand Media, Inc.*	7,730
4,681	DHI Group, Inc.*	37,776
9,400	EarthLink Holdings Corp.	53,298
20,891	eBay, Inc.*	498,459
990	Envestnet, Inc.*^	26,928
25,508	Facebook, Inc., Class A*	2,910,463
1,270	GTT Communications, Inc.*	21,006
3,817	IAC/InterActiveCorp	179,704
3,284	Internap Network Services Corp.*	8,965
3,214	Intralinks Holdings, Inc.*	25,326
2,946	j2 Global, Inc.	181,415
5,660	Limelight Networks, Inc.*	10,245
834	LinkedIn Corp., Class A*	95,368
2,502	Marchex, Inc., Class B	11,134
6,852	Monster Worldwide, Inc.*	22,338
3,759	NIC, Inc.	67,775
3,900	Pandora Media, Inc.*	34,905
2,520	QuinStreet, Inc.*	8,618
752	Qumu Corp.*	3,467
5,613	Rackspace Hosting, Inc.*	121,185
2,745	RealNetworks, Inc.*^	11,145
401	Reis, Inc.	9,444
1,895	TechTarget*	14,061
1,344	Travelzoo, Inc.*	10,913
3,390	Tremor Video, Inc.*	5,966
2,871	Twitter, Inc.*^	47,515
3,098	VeriSign, Inc.*	274,297
4,619	Web.com Group, Inc.*	91,549
2,525	WebMD Health Corp.*	158,141
14,216	Yahoo!, Inc.*	523,291
1,241	Zillow Group, Inc., Class A*	31,708
1,282	Zillow Group, Inc., Class C*^	30,422

		12,043,496

IT Services (4.2%):
16,856	Accenture plc, Class A	1,945,181
4,417	Acxiom Corp.*	94,700
2,162	Alliance Data Systems Corp.*	475,640
5,531	Amdocs, Ltd.	334,183
10,694	Automatic Data Processing, Inc.	959,358
1,732	Blackhawk Network Holdings, Inc.*	59,408
8,907	Booz Allen Hamilton Holding Corp.	269,704
5,121	Broadridge Financial Solutions, Inc.	303,727
1,200	CACI International, Inc., Class A*	128,040
4,434	Cardtronics, Inc.*	159,580

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
521	Cass Information Systems, Inc.	$27,274
5,879	CIBER, Inc.*	12,405
11,008	Cognizant Technology Solutions Corp., Class A*	690,202
5,969	Computer Sciences Corp.	205,274
5,794	CoreLogic, Inc.*	201,052
2,608	CSG Systems International, Inc.	117,777
3,769	CSRA, Inc.	101,386
1,260	Datalink Corp.*	11,516
2,949	DST Systems, Inc.	332,559
1,894	Epam Systems, Inc.*	141,425
3,396	Euronet Worldwide, Inc.*	251,678
4,871	Everi Holdings, Inc.*	11,155
1,396	Exlservice Holdings, Inc.*	72,313
6,122	Fidelity National Information Services, Inc.	387,584
7,889	Fiserv, Inc.*	809,253
1,827	FleetCor Technologies, Inc.*	271,766
825	Forrester Research, Inc.	27,728
2,317	Gartner, Inc.*	207,024
14,124	Genpact, Ltd.*	384,032
5,332	Global Payments, Inc.	348,180
1,357	Hackett Group, Inc. (The)	20,518
2,090	Heartland Payment Systems, Inc.	201,831
3,433	Higher One Holdings, Inc.*	13,423
25,154	International Business Machines Corp.	3,809,572
4,361	Jack Henry & Associates, Inc.	368,810
2,095	Leidos Holdings, Inc.	105,420
4,003	Lionbridge Technologies, Inc.*	20,255
1,840	ManTech International Corp., Class A	58,862
26,787	MasterCard, Inc., Class A	2,531,371
3,978	Maximus, Inc.^	209,402
3,966	ModusLink Global Solutions, Inc.*	5,830
1,007	NCI, Inc., Class A	14,108
11,599	Paychex, Inc.^	626,462
7,819	PayPal Holdings, Inc.*	301,813
2,322	Perficient, Inc.*	50,434
840	PFSweb, Inc.*	11,021
2,200	Sabre Corp.	63,624
2,591	Science Applications International Corp.	138,204
6,403	Servicesource International, Inc.*	27,277
1,241	StarTek, Inc.*	5,212
3,283	Sykes Enterprises, Inc.*	99,081
4,553	Syntel, Inc.*	227,331
3,701	TeleTech Holdings, Inc.	102,740
3,313	Teradata Corp.*	86,933
6,995	Total System Services, Inc.	332,822
1,519	Travelport Worldwide, Ltd.	20,750
3,021	Unisys Corp.*^	23,262
5,853	Vantive, Inc., Class A*	315,360
899	Virtusa Corp.*	33,677
36,614	Visa, Inc., Class A	2,800,238
20,683	Western Union Co.^	398,975
1,962	WEX, Inc.*	163,552
47,016	Xerox Corp.	524,699

		23,053,973

Leisure Products (0.3%):
864	Arctic Cat, Inc.	14,515
5,928	Brunswick Corp.	284,425
3,789	Callaway Golf Co.	34,556
658	Escalade, Inc.	7,745
5,080	Hasbro, Inc.	406,908
1,198	Marine Products Corp.	9,093

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
12,323	Mattel, Inc.	$414,299
1,932	Nautilus Group, Inc.*	37,326
2,607	Polaris Industries, Inc.^	256,737
3,582	Smith & Wesson Holding Corp.*^	95,353
15	Sturm, Ruger & Co., Inc.	1,026
2,859	Vista Outdoor, Inc.*	148,411

		1,710,394

Life Sciences Tools & Services (0.8%):
2,368	Affymetrix, Inc.*	33,176
9,200	Agilent Technologies, Inc.	366,620
1,165	Bio-Rad Laboratories, Inc., Class A*	159,279
1,690	Bio-Techne Corp.	159,739
7,817	Bruker Corp.	218,876
2,431	Cambrex Corp.*	106,964
3,826	Charles River Laboratories International, Inc.*	290,546
1,979	Harvard Bioscience, Inc.*	5,977
3,178	Illumina, Inc.*	515,186
2,457	Luminex Corp.*	47,666
1,117	Mettler-Toledo International, Inc.*	385,097
4,123	PAREXEL International Corp.*^	258,636
1,692	PerkinElmer, Inc.	83,686
2,883	Quintiles Transnational Holdings, Inc.*	187,683
7,334	Thermo Fisher Scientific, Inc.	1,038,420
409	VWR Corp.*	11,068
2,208	Waters Corp.*	291,279

		4,159,898

Machinery (2.8%):
4,467	Accuride Corp.*	6,924
5,794	AGCO Corp.^	287,962
2,170	Albany International Corp., Class A	81,570
14,459	Allison Transmission Holdings, Inc.	390,104
1,977	Altra Industrial Motion Corp.^	54,921
1,445	ARC Group Worldwide, Inc.*^	3,613
2,035	Astec Industries, Inc.	94,973
3,610	Barnes Group, Inc.	126,458
3,995	Blount International, Inc.*	39,870
800	Briggs & Stratton Corp.^	19,136
14,452	Caterpillar, Inc.	1,106,156
2,289	Chart Industries, Inc.*	49,717
1,021	CIRCOR International, Inc.	47,364
3,541	CLARCOR, Inc.^	204,634
5,831	Colfax Corp.*^	166,708
1,526	Columbus McKinnon Corp.	24,050
2,706	Commercial Vehicle Group, Inc.*	7,171
3,811	Crane Co.	205,260
4,259	Cummins, Inc.^	468,234
8,663	Deere & Co.^	666,964
11,159	Donaldson Co., Inc.^	356,084
1,924	Douglas Dynamics, Inc.	44,079
6,235	Dover Corp.	401,098
1,316	EnPro Industries, Inc.	75,907
1,981	ESCO Technologies, Inc.	77,219
4,690	Federal Signal Corp.	62,189
6,370	Flowserve Corp.	282,892
694	FreightCar America, Inc.	10,813
1,046	Gencor Industries, Inc.*	15,293
1,203	Global Brass & Copper Holdings, Inc.	30,015
1,720	Gorman-Rupp Co. (The)	44,600
4,041	Graco, Inc.	339,282
995	Hardinge, Inc.	12,408
7,203	Harsco Corp.	39,256
4,761	Hillenbrand, Inc.	142,592
490	Hurco Cos, Inc.	16,165

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,063	Hyster-Yale Materials Handling, Inc., Class A^	$70,796
3,428	IDEX Corp.	284,113
8,094	Illinois Tool Works, Inc.	829,149
10,352	Ingersoll-Rand plc	641,927
5,449	ITT Corp.	201,014
1,662	John Bean Technologies Corp.	93,753
4,427	Kennametal, Inc.	99,563
143	Key Technology, Inc.*	975
787	L.B. Foster Co., Class A	14,292
4,630	Lincoln Electric Holdings, Inc.^	271,179
1,213	Manitex International, Inc.*	6,344
10,121	Manitowoc Co., Inc. (The)	43,824
10,121	Manitowoc Foodservice, Inc.*	149,184
5,860	Meritor, Inc.*	47,232
1,801	Middleby Corp. (The)*^	192,293
3,785	Mueller Industries, Inc.	111,355
15,347	Mueller Water Products, Inc., Class A	151,628
1,258	NN, Inc.^	17,209
4,854	Nordson Corp.^	369,098
158	Omega Flex, Inc.	5,495
6,301	OshKosh Corp.^	257,522
11,057	PACCAR, Inc.	604,707
6,052	Parker Hannifin Corp.	672,256
7,837	Pentair plc^	425,236
976	Proto Labs, Inc.*	75,240
1,060	RBC Bearings, Inc.*^	77,656
9,209	Rexnord Corp.*	186,206
2,202	Snap-On, Inc.	345,692
2,342	SPX Corp.	35,177
2,342	SPX FLOW, Inc.*	58,737
775	Standex International Corp.	60,303
5,782	Stanley Black & Decker, Inc.	608,324
2,010	Sun Hydraulics Corp.	66,712
953	Supreme Industires, Inc., Class A	8,425
1,121	Tennant Co.	57,709
8,108	Terex Corp.	201,727
3,355	Timken Co.	112,359
3,172	Toro Co.	273,173
3,413	TriMas Corp.*	59,796
14,684	Trinity Industries, Inc.^	268,864
5,806	Wabash National Corp.*^	76,639
1,988	WABCO Holdings, Inc.*	212,557
2,486	Wabtec Corp.^	197,115
1,617	Watts Water Technologies, Inc., Class A	89,145
4,666	Woodward, Inc.^	242,725
935	Xerium Technologies, Inc.*	4,881
8,177	Xylem, Inc.	334,439

		15,215,426

Marine (0.1%):
2,816	Kirby Corp.*^	169,776
3,233	Matson, Inc.	129,870

		299,646

Media (3.2%):
1,468	A.H. Belo Corp., Class A	7,061
1,454	AMC Entertainment Holdings, Inc., Class A	40,697
1,629	AMC Networks, Inc., Class A*	105,787
270	Cable One, Inc.	118,025
13,518	Cablevision Systems Corp., Class A	446,094
1,418	Carmike Cinemas, Inc.*	42,597
182	CBS Corp., Class A	10,552
10,884	CBS Corp., Class B	599,600

Shares		Fair Value
Common Stocks, continued
Media, continued
1,857	Charter Communications, Inc., Class A*^	$375,913
7,978	Cinemark Holdings, Inc.	285,852
1,661	Clear Channel Outdoor Holdings, Inc., Class A^	7,807
81,701	Comcast Corp., Class A	4,990,298
9,406	Crown Media Holdings, Inc., Class A*	47,782
2,817	Discovery Communications, Inc., Class A*	80,651
5,135	Discovery Communications, Inc., Class C*	138,645
5,853	DISH Network Corp., Class A*	270,760
2,615	DreamWorks Animation SKG, Inc., Class A*	65,244
2,731	E.W. Scripps Co. (The), Class A^	42,576
2,473	Entercom Communications Corp.*	26,164
4,792	Entravision Communications Corp., Class A	35,652
6,638	Gannett Co., Inc.	100,499
4,886	Gray Television, Inc.*	57,264
4,727	Harte-Hanks, Inc.	11,959
13,729	Interpublic Group of Cos., Inc. (The)	315,081
3,739	John Wiley & Sons, Inc., Class A	182,800
192	John Wiley & Sons, Inc., Class B	9,360
734	Liberty Broadband Corp., Class A*	42,689
1,737	Liberty Broadband Corp., Class C*	100,659
2,477	Liberty Media Corp.*	95,687
5,273	Liberty Media Corp., Class C*	200,849
2,892	Lions Gate Entertainment Corp.	63,190
9,171	Live Nation, Inc.*	204,605
876	Madison Square Garden Co. (The), Class A*	145,731
9,820	Media General, Inc.*	160,164
2,849	Meredith Corp.	135,328
2,629	MSG Networks, Inc., Class A*	45,455
3,726	National CineMedia, Inc.	56,672
204	New Media Investment Group, Inc.	3,395
5,102	New York Times Co. (The), Class A	63,571
8,725	News Corp., Class A	111,418
4,904	News Corp., Class B^	64,978
1,755	Nexstar Broadcasting Group, Inc., Class A	77,694
8,679	Omnicom Group, Inc.	722,353
1,419	Reading International, Inc., Class A*	17,000
8,109	Regal Entertainment Group, Class A^	171,424
245	Scholastic Corp.^	9,156
3,817	Scripps Networks Interactive, Class A	250,014
2,737	Sinclair Broadcast Group, Inc., Class A	84,163
49,916	Sirius XM Holdings, Inc.*	197,168
2,237	Sizmek, Inc.*	6,487
5,277	Starz - Liberty Capital*	138,943
10,472	Tegna, Inc.	245,673
2,901	Time Warner Cable, Inc., Class A	593,603
12,768	Time Warner, Inc., Class A	926,318
8,287	Time, Inc.	127,951
23,830	Twenty-First Century Fox, Inc.	664,380
8,290	Twenty-First Century Fox, Inc., Class B	233,778
300	Viacom, Inc., Class A	13,590
9,106	Viacom, Inc., Class B	375,896
29,471	Walt Disney Co. (The)	2,926,765

		17,691,467

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining (0.6%):
31,871	Alcoa, Inc.^	$305,324
6,283	Allegheny Technologies, Inc.	102,413
799	Ampco-Pittsburgh Corp.	11,114
3,052	Carpenter Technology Corp.^	104,470
9,476	Commercial Metals Co.^	160,808
3,284	Compass Minerals International, Inc.^	232,704
3,430	Ferroglobe plc	30,218
468	Handy & Harman, Ltd.*	12,800
943	Haynes International, Inc.	34,420
29,166	Hecla Mining Co.	81,081
151	Kaiser Aluminum Corp.	12,766
1,359	Materion Corp.	35,986
22,005	Newmont Mining Corp.	584,893
762	Noranda Aluminum Holding Corp.(a)	42
14,134	Nucor Corp.	668,538
4,360	Reliance Steel & Aluminum Co.	301,668
3,069	Royal Gold, Inc.	157,409
1,365	Schnitzer Steel Industries, Inc., Class A	25,171
3,772	Southern Copper Corp.^	104,522
5,822	Steel Dynamics, Inc.	131,053
7,009	Stillwater Mining Co.*^	74,646
701	Synalloy Corp.	5,552
548	Universal Stainless & Alloy Products, Inc.*	5,584
800	Worthington Industries, Inc.	28,512

		3,211,694

Multiline Retail (0.8%):
4,485	Big Lots, Inc.	203,126
3,183	Dillard’s, Inc., Class A	270,269
7,215	Dollar General Corp.	617,604
3,223	Dollar Tree, Inc.*	265,769
1,212	Gordmans Stores, Inc.*	2,739
1,071	J.C. Penney Co., Inc.*	11,845
14,751	Kohl’s Corp.	687,544
9,334	Macy’s, Inc.	411,536
7,550	Nordstrom, Inc.	431,936
4,464	Sears Holdings Corp.*	68,344
14,447	Target Corp.	1,188,698

		4,159,410

Multi-Utilities (1.1%):
2,900	Alliant Energy Corp.	215,412
6,827	Ameren Corp.	342,033
3,074	Avista Corp.	125,358
2,740	Black Hills Corp.	164,756
9,831	CenterPoint Energy, Inc.	205,665
7,809	CMS Energy Corp.	331,414
5,503	Consolidated Edison, Inc.	421,640
10,556	Dominion Resources, Inc.^	792,966
5,020	DTE Energy Co.	455,113
10,171	MDU Resources Group, Inc.	197,928
9,333	NiSource, Inc.	219,885
2,865	NorthWestern Corp.	176,914
9,863	Public Service Enterprise Group, Inc.	464,941
3,804	SCANA Corp.	266,851
4,145	Sempra Energy	431,287
15,404	TECO Energy, Inc.	424,072
844	Unitil Corp.	35,862
5,394	Vectren Corp.	272,721
5,278	WEC Energy Group, Inc.	317,049

		5,861,867

Oil, Gas & Consumable Fuels (4.6%):
9,197	Abraxas Petroleum Corp.*	9,289
332	Adams Resources & Energy, Inc.	13,273

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
6,084	Alon USA Energy, Inc.^	$62,787
7,993	Anadarko Petroleum Corp.	372,234
2,451	Antero Resources Corp.*^	60,956
6,254	Apache Corp.	305,258
5,322	Cabot Oil & Gas Corp.^	120,863
23,752	California Resources Corp.	24,465
4,230	Callon Petroleum Co.*	37,436
1,747	Carrizo Oil & Gas, Inc.*^	54,017
6,161	Cheniere Energy, Inc.*	208,427
37,483	Chevron Corp.	3,575,879
2,208	Cimarex Energy Co.^	214,772
20,955	Cobalt International Energy, Inc.*^	62,236
8,205	Columbia Pipeline Group, Inc.	205,946
2,807	Concho Resources, Inc.*	283,619
21,555	ConocoPhillips	868,020
6,394	CONSOL Energy, Inc.^	72,188
3,813	Continental Resources, Inc.*^	115,763
3,623	CVR Energy, Inc.^	94,560
2,434	Delek US Holdings, Inc.	37,094
6,386	Devon Energy Corp.	175,232
8,860	DHT Holdings, Inc.	51,034
1,958	Diamondback Energy, Inc.*	151,118
4,017	Energen Corp.	146,982
6,042	Enlink Midstream LLC^	67,973
14,408	EOG Resources, Inc.	1,045,733
8,400	EP Energy Corp., Class A*	37,968
3,986	EQT Corp.	268,098
90,480	Exxon Mobil Corp.	7,563,224
4,505	Gaslog, Ltd.	43,879
6,091	Gastar Exploration, Inc.*	6,700
5,413	Gulfport Energy Corp.*	153,404
2,222	Hallador Energy Co.^	10,155
4,426	Hess Corp.	233,029
6,685	HollyFrontier Corp.	236,114
158	Isramco, Inc.*^	12,909
30,317	Kinder Morgan, Inc.	541,462
16,008	Kosmos Energy LLC*	93,166
15,266	Marathon Oil Corp.	170,063
17,758	Marathon Petroleum Corp.	660,242
5,010	Matador Resources Co.*	94,990
6,902	Memorial Resource Development Corp.*	70,262
9,033	Murphy Oil Corp.	227,541
2,366	Newfield Exploration Co.*	78,670
8,825	Noble Energy, Inc.	277,193
7,779	Occidental Petroleum Corp.	532,317
8,157	ONEOK, Inc.	243,568
1,401	Panhandle Oil & Gas, Inc., Class A	24,251
3,519	Parsley Energy, Inc., Class A*	79,529
6,440	PBF Energy, Inc., Class A^	213,808
2,496	PDC Energy, Inc.*	148,387
12,602	Phillips 66	1,091,208
2,380	Pioneer Natural Resources Co.	334,961
6	PrimeEnergy Corp.*	200
9,186	QEP Resources, Inc.	129,614
4,335	Range Resources Corp.^	140,367
3,344	Renewable Energy Group, Inc.*	31,567
7,647	Rice Energy, Inc.*	106,752
5,130	RSP Permian, Inc.*	148,975
14,497	Scorpio Tankers, Inc.	84,518
1,307	SemGroup Corp., Class A	29,277
4,595	SM Energy Co.^	86,110
10,853	Spectra Energy Corp.	332,102
6,282	Synergy Resources Corp.*^	48,811
3,292	Targa Resources Corp.	98,299
6,407	Teekay Shipping Corp.	55,485

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
9,185	Tesoro Corp.	$790,002
14,623	Valero Energy Corp.	937,919
8,471	Western Refining, Inc.	246,421
3,000	Whiting Petroleum Corp.*	23,940
8,981	Williams Cos., Inc. (The)	144,325
3,291	World Fuel Services Corp.	159,877
958	WPX Energy, Inc.*	6,696

		25,485,509

Paper & Forest Products (0.2%):
3,411	Boise Cascade Co.*	70,676
1,659	Clearwater Paper Corp.*	80,478
375	Deltic Timber Corp.	22,556
4,768	Domtar Corp.	193,104
9,067	KapStone Paper & Packaging Corp.^	125,578
6,642	Louisiana-Pacific Corp.*^	113,711
5,575	Mercer International, Inc.	52,684
1,274	Neenah Paper, Inc.	81,103
700	P.H. Glatfelter Co.	14,511
7,266	Resolute Forest Products*	40,036
2,301	Schweitzer-Mauduit International, Inc.	72,435

		866,872

Personal Products (0.3%):
1,611	Coty, Inc., Class A	44,834
1,503	Edgewell Personal Care Co.	121,037
6,576	Estee Lauder Co., Inc. (The), Class A	620,182
2,955	Herbalife, Ltd.*^	181,909
1,755	Inter Parfums, Inc.	54,230
923	Medifast, Inc.	27,865
1,236	Natures Sunshine Products, Inc.	11,866
4,808	Nu Skin Enterprises, Inc., Class A^	183,905
723	Nutraceutical International Corp.*	17,605
2,385	Revlon, Inc.*	86,838
340	United-Guardian, Inc.	7,028

		1,357,299

Pharmaceuticals (3.2%):
3,345	Akorn, Inc.*	78,708
7,388	Allergan plc*	1,980,206
1,490	Aralez Pharmacuticals, Inc.*	5,290
13,333	Bristol-Myers Squibb Co.	851,712
1,772	Catalent, Inc.*^	47,259
1,468	Cumberland Pharmaceuticals, Inc.*	6,591
5,309	DepoMed, Inc.*	73,954
18,954	Eli Lilly & Co.	1,364,878
2,386	Endo International plc*	67,166
3,200	Horizon Pharma plc*	53,024
2,184	Impax Laboratories, Inc.*	69,932
1,011	Jazz Pharmaceuticals plc*	131,986
52,480	Johnson & Johnson Co.	5,678,337
3,439	Lannett Co., Inc.*^	61,661
42	Lipocine, Inc.*	426
2,376	Mallinckrodt plc*	145,601
3,639	Medicines Co. (The)*^	115,611
44,315	Merck & Co., Inc.	2,344,707
3,026	Mylan NV*	140,255
713	Nektar Therapeutics*^	9,804
116,344	Pfizer, Inc.	3,448,436
82	Phibro Animal Health Corp., Class A	2,217
3,554	Prestige Brands Holdings, Inc.*	189,748
870	Sciclone Pharmaceuticals, Inc.*	9,570
1,667	Sucampo Pharmaceuticals, Inc., Class A*	18,220
1,789	Supernus Pharmaceuticals, Inc.*^	27,282
1,523	Taro Pharmaceutical Industries, Ltd.*	218,170

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
13,263	Zoetis, Inc.	$587,949

		17,728,700

Professional Services (0.7%):
846	Advisory Board Co. (The)*	27,284
3,745	CBIZ, Inc.*	37,787
1,503	CDI Corp.	9,439
1,900	CEB, Inc.	122,987
2,185	Dun & Bradstreet Corp.	225,230
3,981	Equifax, Inc.	454,988
1,564	Exponent, Inc.	79,780
1,105	Franklin Covey Co.*	19,437
3,151	FTI Consulting, Inc.*	111,892
1,304	GP Strategies Corp.*^	35,730
1,205	Heidrick & Struggles International, Inc.	28,559
3,834	Hill International, Inc.*	12,921
1,763	Huron Consulting Group, Inc.*	102,589
1,472	ICF International, Inc.*	50,593
1,963	IHS, Inc., Class A*	243,726
974	Insperity, Inc.	50,385
95	Kelly Services, Inc., Class A	1,816
2,263	Kforce, Inc.	44,310
3,332	Korn/Ferry International	94,262
4,477	Manpower, Inc.	364,517
1,887	Mistras Group, Inc.*	46,741
3,651	Navigant Consulting, Inc.*	57,722
8,791	Nielsen Holdings plc	462,934
3,930	On Assignment, Inc.*	145,096
2,125	Resources Connection, Inc.	33,065
5,359	Robert Half International, Inc.	249,622
4,146	RPX Corp.*	46,684
2,713	Trueblue, Inc.*	70,945
6,330	Verisk Analytics, Inc., Class A*^	505,893
840	Volt Information Sciences, Inc.*^	6,325
633	Willdan Group, Inc.*	6,108

		3,749,367

Real Estate Management & Development (0.2%):
3,804	Alexander & Baldwin, Inc.^	139,531
11,461	CBRE Group, Inc., Class A*	330,307
339	Consolidated-Tomoka Land Co.	15,641
2,547	Forestar Group, Inc.*	33,213
232	FRP Holdings, Inc.*	8,259
318	Griffin Industrial Realty, Inc.	7,810
1,987	Howard Hughes Corp. (The)*	210,403
1,690	Jones Lang LaSalle, Inc.	198,271
386	Kennedy-Wilson Holdings, Inc.	8,453
2,112	Marcus & Millichap, Inc.*^	53,624
7,526	Realogy Holdings Corp.*	271,764
1,206	Tejon Ranch Co.*	24,807

		1,302,083

Road & Rail (1.2%):
1,254	AMERCO, Inc.	448,067
10,088	Avis Budget Group, Inc.*	276,008
2,663	Celadon Group, Inc.	27,908
1,699	Covenant Transportation Group, Inc., Class A*	41,099
22,497	CSX Corp.	579,298
2,892	Genesee & Wyoming, Inc., Class A*^	181,328
6,907	Heartland Express, Inc.^	128,125
3,301	Hertz Global Holdings, Inc.*	34,760
4,655	J.B. Hunt Transport Services, Inc.	392,137
4,667	Kansas City Southern	398,795
6,669	Knight Transportation, Inc.^	174,394
3,246	Landstar System, Inc.	209,724
6,806	Norfolk Southern Corp.	566,600

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
4,949	Old Dominion Freight Line, Inc.*^	$344,549
560	Providence & Worcester Railroad Co.	8,064
2,916	Roadrunner Transportation System, Inc.*	36,333
5,496	Ryder System, Inc.	356,031
1,912	Saia, Inc.*	53,823
8,442	Swift Transportation Co.*	157,274
23,156	Union Pacific Corp.	1,842,060
2,010	Universal Truckload Services, Inc.	33,105
1,023	USA Truck, Inc.*	19,273
6,273	Werner Enterprises, Inc.	170,375
1,829	YRC Worldwide, Inc.*	17,046

		6,496,176

Semiconductors & Semiconductor Equipment (3.0%):
1,442	Advanced Energy Industries, Inc.*	50,167
2,031	Alpha & Omega Semiconductor, Ltd.*	24,067
22,065	Amkor Technology, Inc.*	129,963
4,128	Analog Devices, Inc.	244,336
16,074	Applied Materials, Inc.	340,447
11,280	Atmel Corp.	91,594
6,461	Axcelis Technologies, Inc.*	18,091
1,701	AXT, Inc.*	4,201
5,962	Broadcom, Ltd.	921,129
1,455	Cabot Microelectronics Corp.	59,524
1,087	Cascade Microtech, Inc.*	22,414
838	Cavium, Inc.*^	51,252
437	CEVA, Inc.*	9,833
3,276	Cirrus Logic, Inc.*^	119,279
1,955	Cohu, Inc.	23,225
4,653	Cree, Inc.*^	135,402
15,101	Cypress Semiconductor Corp.^	130,775
3,151	Diodes, Inc.*	63,335
7,419	Entegris, Inc.*	101,047
2,694	Exar Corp.*	15,491
2,621	First Solar, Inc.*	179,460
3,261	FormFactor, Inc.*^	23,707
1,914	GSI Technology, Inc.*	7,847
6,077	Integrated Device Technology, Inc.*	124,214
154,100	Intel Corp.	4,985,135
7,454	Intersil Corp., Class A	99,660
2,413	IXYS Corp.^	27,074
6,380	KLA-Tencor Corp.	464,528
3,756	Kopin Corp.*	6,235
5,824	Kulicke & Soffa Industries, Inc.*	65,928
6,758	Lam Research Corp.	558,211
6,641	Lattice Semiconductor Corp.*^	37,721
8,137	Linear Technology Corp.	362,585
1,540	MA-COM Technology Solutions Holdings, Inc.*^	67,437
14,452	Marvell Technology Group, Ltd.	149,000
3,336	Mattson Technology, Inc.*	12,176
5,668	Maxim Integrated Products, Inc.	208,469
52	MaxLinear, Inc., Class A*	962
7,635	Microchip Technology, Inc.^	368,007
37,362	Micron Technology, Inc.*	391,180
5,240	Microsemi Corp.*	200,744
3,266	MKS Instruments, Inc.	122,965
1,348	Nanometrics, Inc.*	21,352
1,500	Neophotonics Corp.*	21,060
150	NVE Corp.	8,480
21,938	NVIDIA Corp.^	781,651
25,792	ON Semiconductor Corp.*	247,345
1,438	PDF Solutions, Inc.*	19,240

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
5,010	Photronics, Inc.*	$52,154
633	Power Integrations, Inc.	31,435
21,754	QUALCOMM, Inc.	1,112,500
2,529	Rambus, Inc.*	34,774
2,429	Rudolph Technologies, Inc.*	33,180
265	Semtech Corp.*	5,827
1,920	Sigma Designs, Inc.*	13,056
1,276	Silicon Laboratories, Inc.*	57,369
4,996	Skyworks Solutions, Inc.^	389,188
5,527	Sunpower Corp.*	123,473
1,692	Synaptics, Inc.*	134,920
10,715	Teradyne, Inc.	231,337
3,673	Tessera Technologies, Inc.	113,863
28,221	Texas Instruments, Inc.	1,620,450
2,037	Ultratech, Inc.*	44,488
3,054	Veeco Instruments, Inc.*	59,492
3,038	Xcerra Corp.*	19,808
6,925	Xilinx, Inc.	328,453

		16,523,712

Software (3.5%):
7,811	ACI Worldwide, Inc.*	162,391
6,622	Activision Blizzard, Inc.	224,088
3,757	Adobe Systems, Inc.*	352,407
1,009	American Software, Inc.	9,081
2,553	ANSYS, Inc.*	228,391
5,023	Aspen Technology, Inc.*^	181,481
2,693	Autodesk, Inc.*	157,029
3,601	Avg Technologies NV*	74,721
2,272	Aware, Inc.*	8,475
868	Barracuda Networks, Inc.*	13,367
2,184	Blackbaud, Inc.	137,352
25,743	CA, Inc.	792,627
10,302	Cadence Design Systems, Inc.*	242,921
3,207	CDK Global, Inc.	149,286
4,211	Citrix Systems, Inc.*	330,900
1,329	CommVault Systems, Inc.*	57,373
6,511	Electronic Arts, Inc.*^	430,442
2,135	EPIQ Systems, Inc.	32,068
1,083	Evolving Systems, Inc.	6,216
1,493	Fair Isaac Corp.	158,392
1,784	FireEye, Inc.*	32,094
1,444	Fortinet, Inc.*	44,230
1,352	Guidewire Software, Inc.*	73,657
6,066	Intuit, Inc.^	630,925
4,396	Manhattan Associates, Inc.*	250,001
7,565	Mentor Graphics Corp.	153,796
150,128	Microsoft Corp.	8,291,570
154	MicroStrategy, Inc., Class A*	27,677
1,803	Monotype Imaging Holdings, Inc.	43,128
716	NetSuite, Inc.*^	49,039
14,307	Nuance Communications, Inc.*	267,398
62,536	Oracle Corp.	2,558,348
2,127	Paycom Software, Inc.*	75,721
4,585	Pegasystems, Inc.	116,367
2,957	Progress Software Corp.*	71,323
2,402	PTC, Inc.*	79,650
581	QAD, Inc.	12,346
1,143	QLIK Technologies, Inc.*	33,056
430	Qualys, Inc.*	10,883
4,839	Red Hat, Inc.*	360,554
1,240	Rosetta Stone, Inc.*	8,320
6,244	Rovi Corp.*	128,064
3,637	Salesforce.com, Inc.*	268,520
2,393	SeaChange International, Inc.*	13,209
1,594	ServiceNow, Inc.*	97,521

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
1,118	Splunk, Inc.*	$54,704
2,128	SS&C Technologies Holdings, Inc.	134,958
29,208	Symantec Corp.	536,843
1,959	Synchronoss Technologies, Inc.*^	63,354
3,452	Synopsys, Inc.*	167,215
357	Tableau Software, Inc., Class A*	16,376
2,827	Take-Two Interactive Software, Inc.*^	106,493
2,229	Telenav, Inc.*	13,151
7,228	TiVo, Inc.*	68,738
1,097	Tyler Technologies, Inc.*	141,085
429	Ultimate Software Group, Inc. (The)*^	83,012
1,355	Verint Systems, Inc.*	45,230
1,108	VMware, Inc., Class A*	57,959
970	Workday, Inc., Class A*	74,535
45,183	Zynga, Inc.*	103,017

		19,113,075

Specialty Retail (3.8%):
5,776	Aaron’s, Inc.	144,978
2,444	Advance Auto Parts, Inc.	391,871
13,744	American Eagle Outfitters, Inc.	229,112
492	America’s Car Mart, Inc.*^	12,300
2,609	Asbury Automotive Group, Inc.*	156,123
9,258	Ascena Retail Group, Inc.*^	102,393
6,313	AutoNation, Inc.*^	294,691
600	AutoZone, Inc.*	478,014
3,164	Barnes & Noble Education, Inc.*	31,007
5,007	Barnes & Noble, Inc.	61,887
6,137	Bebe Stores, Inc.*	3,374
7,109	Bed Bath & Beyond, Inc.*^	352,891
20,317	Best Buy Co., Inc.	659,083
1,657	Big 5 Sporting Goods Corp.	18,409
4,578	Burlington Stores, Inc.*^	257,467
5,037	Cabela’s, Inc., Class A*	245,252
3,318	Caleres, Inc.	93,866
5,783	CarMax, Inc.*^	295,511
1,987	Cato Corp., Class A	76,599
7,822	Chico’s FAS, Inc.	103,798
1,389	Children’s Place Retail Stores, Inc. (The)	115,940
1,991	Christopher & Banks Corp.*	4,758
881	Citi Trends, Inc.	15,708
6,247	CST Brands, Inc.	239,198
1,097	Destination Maternity Corp.	7,503
2,864	Destination XL Group, Inc.*^	14,807
4,900	Dick’s Sporting Goods, Inc.	229,075
5,289	DSW, Inc., Class A	146,188
6,313	Express, Inc.*	135,161
3,465	Finish Line, Inc. (The), Class A^	73,112
3,099	Five Below, Inc.*^	128,113
6,908	Foot Locker, Inc.	445,566
2,397	Francesca’s Holdings Corp.*	45,927
9,167	GameStop Corp., Class A	290,869
14,426	Gap, Inc. (The)^	424,124
1,571	Genesco, Inc.*^	113,505
7,035	GNC Holdings, Inc., Class A	223,361
1,600	Group 1 Automotive, Inc.	93,904
6,442	Guess?, Inc.^	120,916
1,166	Haverty Furniture Cos., Inc.	24,673
1,874	Hibbett Sports, Inc.*	67,277
35,379	Home Depot, Inc. (The)	4,720,619
1,036	Kirkland’s, Inc.	18,140
4,361	L Brands, Inc.	382,939
1,938	Lithia Motors, Inc., Class A^	169,246
25,957	Lowe’s Cos., Inc.	1,966,242

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,427	MarineMax, Inc.*^	$27,784
4,050	Michaels Cos., Inc. (The)*	113,279
1,920	Monro Muffler Brake, Inc.^	137,222
4,166	Murphy U.S.A., Inc.*	256,001
4,842	New York & Co.*	19,174
2,903	O’Reilly Automotive, Inc.*	794,434
4,181	Pacific Sunwear of California, Inc.*	525
7,245	Penske Automotive Group, Inc.	274,586
1,904	Perfumania Holdings, Inc.*	4,760
900	Rent-A-Center, Inc.	14,265
2,425	Restoration Hardware Holdings, Inc.*^	101,608
11,182	Ross Stores, Inc.	647,438
9,608	Sally Beauty Holdings, Inc.*	311,107
2,956	Select Comfort Corp.*	57,317
600	Shoe Carnival, Inc.	16,176
2,201	Signet Jewelers, Ltd.	272,990
3,293	Sonic Automotive, Inc., Class A	60,855
16,082	Staples, Inc.	177,384
3,378	Stein Mart, Inc.	24,761
2,754	Tailored Brands, Inc.	49,297
289	Tandy Leather Factory, Inc.*	2,009
4,460	Tiffany & Co.^	327,275
854	Tilly’s, Inc.*	5,713
18,422	TJX Cos., Inc. (The)	1,443,363
5,439	Tractor Supply Co.	492,012
737	Trans World Entertainment Corp.*	2,683
2,124	Ulta Salon, Cosmetics & Fragrance, Inc.*	411,504
10,387	Urban Outfitters, Inc.*	343,706
1,993	Vitamin Shoppe, Inc.*	61,703
1,842	West Marine, Inc.*	16,744
3,702	Williams-Sonoma, Inc.	202,647
285	Winmark Corp.	27,924
2,204	Zumiez, Inc.*	43,904

		20,967,647

Technology Hardware, Storage & Peripherals (3.7%):
148,970	Apple, Inc.	16,236,240
728	Astro-Med, Inc.	10,090
2,354	Avid Technology, Inc.*^	15,913
400	Cray, Inc.*	16,764
3,177	Diebold, Inc.	91,847
2,630	Electronics for Imaging, Inc.*	111,486
51,248	EMC Corp.	1,365,759
29,777	Hewlett Packard Enterprise Co.	527,946
39,278	HP, Inc.	483,905
3,277	Imation Corp.*	5,079
4,528	Lexmark International, Inc., Class A	151,371
6,418	NCR Corp.*	192,091
11,788	NetApp, Inc.^	321,695
15,955	Quantum Corp.*	9,733
13,127	Seagate Technology plc	452,225
2,313	Super Micro Computer, Inc.*^	78,827
5,795	Western Digital Corp.^	273,756

		20,344,727

Textiles, Apparel & Luxury Goods (1.2%):
2,047	Carter’s, Inc.	215,713
484	Cherokee, Inc.*	8,610
9,539	Coach, Inc.	382,419
3,010	Columbia Sportswear Co.	180,871
4,393	Crocs, Inc.*	42,261
810	Culp, Inc.	21,238
2,620	Deckers Outdoor Corp.*^	156,964
4,552	Fossil Group, Inc.*^	202,200
2,068	G-III Apparel Group, Ltd.*^	101,105

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
13,867	Hanesbrands, Inc.	$392,990
6,072	Kate Spade & Co.*	154,957
4,434	Lululemon Athletica, Inc.*	300,226
7,990	Michael Kors Holdings, Ltd.*	455,110
30,212	Nike, Inc., Class B	1,857,131
1,259	Oxford Industries, Inc.	84,643
600	Perry Ellis International, Inc.*	11,046
1,956	PVH Corp.	193,761
2,324	Ralph Lauren Corp.^	223,708
570	Rocky Brands, Inc.	7,262
3,882	Skechers U.S.A., Inc., Class A*	118,207
3,826	Steven Madden, Ltd.*	141,715
700	Superior Uniform Group, Inc.	12,474
4,160	Tumi Holdings, Inc.*	111,571
4,037	Under Armour, Inc., Class A*^	342,459
5,997	VF Corp.	388,366
6,221	Wolverine World Wide, Inc.	114,591

		6,221,598

Thrifts & Mortgage Finance (0.4%):
493	ASB Bancorp, Inc.*	11,950
8,629	Astoria Financial Corp.	136,683
3,548	Bank Mutual Corp.	26,858
1,591	BankFinancial Corp.	18,806
6,285	Beneficial Bancorp, Inc.*	86,042
4,484	BofI Holding, Inc.*	95,689
689	BSB Bancorp, Inc.*	15,482
1,094	Cape Bancorp, Inc.	14,703
9,821	Capitol Federal Financial, Inc.^	130,226
1,278	Charter Financial Corp.	17,253
618	Chicopee Bancorp, Inc.	10,902
2,063	Clifton Bancorp, Inc.^	31,193
2,791	Dime Community Bancshares	49,177
855	ESSA Bancorp, Inc.	11,534
9,408	Everbank Financial Corp.	141,966
403	Federal Agricultural Mortgage Corp.	15,205
408	First Capital, Inc.^	11,220
1,138	First Financial Northwest, Inc.	14,987
4,276	Flagstar Bancorp, Inc.*	91,763
883	Fox Chase Bancorp, Inc.	17,060
8	Greene County Bancorp, Inc.	141
702	HF Financial Corp.	12,636
155	Hingham Institution for Savings	18,462
1,670	HomeStreet, Inc.*^	34,753
787	HopFed Bancorp, Inc.	9,011
613	IF Bancorp, Inc.	11,353
3,333	Kearny Financial Corp.	41,163
1,249	Kentucky First Federal Bancorp	11,054
750	Lake Shore Bancorp, Inc.	9,968
673	Lake Sunapee Bank Group	9,409
767	LaPorte Bancorp, Inc.	12,088
759	Malvern Bancorp, Inc.*	12,159
4,170	Meridian Bancorp, Inc.	58,046
484	Meta Financial Group, Inc.	22,070
11,310	New York Community Bancorp, Inc.	179,828
374	NMI Holdings, Inc., Class A*	1,889
1,311	Northeast Community Bancorp, Inc.	8,862
3,608	Northfield Bancorp, Inc.	59,316
7,217	Northwest Bancshares, Inc.	97,502
687	Ocean Shore Holding Co.	12,036
1,282	Oceanfirst Financial Corp.	22,666
503	Oconee Federal Financial Corp.	9,321
3,358	Oritani Financial Corp.	56,985
1,218	PennyMac Financial Services, Inc., Class A*	14,324
679	Provident Financial Holdings, Inc.	11,577
800	Provident Financial Services, Inc.	16,152

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
925	Pulaski Financial Corp.	$14,939
420	Riverview Bancorp, Inc.	1,764
967	SI Financial Group, Inc.	13,470
561	Southern Missouri Bancorp, Inc.	13,475
733	Territorial Bancorp, Inc.	19,102
7,512	TFS Financial Corp.	130,483
7,273	TrustCo Bank Corp.	44,074
3,739	United Community Financial Corp.	21,948
3,669	United Financial Bancorp, Inc.	46,193
4,736	Washington Federal, Inc.	107,270
2,625	Waterstone Financial, Inc.^	35,910
2,181	Wawlker & Dunlop, Inc.*	52,933
2,142	WSFS Financial Corp.	69,658

		2,272,689

Tobacco (1.3%):
52,537	Altria Group, Inc.	3,291,969
28,027	Philip Morris International, Inc.	2,749,729
18,072	Reynolds American, Inc.	909,202
6,975	Vector Group, Ltd.^	159,309

		7,110,209

Trading Companies & Distributors (0.5%):
7,861	Air Lease Corp.^	252,495
3,111	Applied Industrial Technologies, Inc.	135,017
3,540	Beacon Roofing Supply, Inc.*	145,175
1,194	BMC Stock Holdings, Inc.*	19,844
1,592	CAI International, Inc.*	15,379
9,739	Fastenal Co.	477,211
600	H&E Equipment Services, Inc.	10,518
5,211	HD Supply Holdings, Inc.*	172,328
1,307	Huttig Building Products, Inc.*	4,810
2,054	Kaman Corp., Class A^	87,685
173	MRC Global, Inc.*	2,273
3,188	MSC Industrial Direct Co., Inc., Class A^	243,276
2,536	TAL International Group, Inc.	39,156
1,007	TransAct Technologies, Inc.*	10,211
5,844	United Rentals, Inc.*^	363,438
1,184	Veritiv Corp.*^	44,116
2,272	W.W. Grainger, Inc.^	530,354
1,654	Watsco, Inc.	222,860
84	Watsco, Inc., Class B	10,481
2,955	WESCO International, Inc.*	161,550

		2,948,177

Transportation Infrastructure (0.0%):
6,936	WESCO Aircraft Holdings, Inc.*	99,809

Water Utilities (0.2%):
2,327	American States Water Co.	91,591
4,447	American Water Works Co., Inc.	306,532
10,248	Aqua America, Inc.	326,091
491	Artesian Resources Corp.	13,728
2,891	California Water Service Group	77,248
665	Connecticut Water Service, Inc.	29,992
979	Middlesex Water Co.	30,202
669	Pure Cycle Corp.*	3,017
1,234	SJW Corp.	44,856
772	York Water Co. (The)	23,561

		946,818

Wireless Telecommunication Services (0.1%):
2,055	Boingo Wireless, Inc.*	15,865
4,154	Shenandoah Telecommunications Co.	111,120
1,649	Spok Holdings, Inc.	28,874
6,397	Telephone & Data Systems, Inc.	192,485
6,899	T-Mobile US, Inc.*	264,231

Continued

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
1,288	United States Cellular Corp.*	$58,849

		671,424

Total Common Stocks (Cost $577,061,619)		548,854,699

Right (0.0%):
Biotechnology (0.0%):
2,582	Dyax Corp. CVR, Expires on 12/31/19*(b)(c)	2,866

Total Right (Cost $–)		2,866

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bond (0.0%):
Biotechnology (0.0%):
$4,791	Catalyst Biosciences, Inc., 1.08%, 2/19/18(b)	4,695

Total Convertible Bond (Cost $4,791)		4,695

Securities Held as Collateral for Securities on Loan (6.7%):
$37,130,623	AZL DFA U.S. Core Equity Fund Securities Lending Collateral Account(d)	37,130,623

Total Securities Held as Collateral for Securities on Loan (Cost $37,130,623)		37,130,623

Total Investment Securities (Cost $614,197,033)(e) - 106.4%		585,992,883
Net other assets (liabilities) - (6.4)%		(35,389,271)

Net Assets - 100.0%		$550,603,612

Percentages indicated are based on net assets as of March 31, 2016.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $36,274,082.
(a)	Escrow security due to bankruptcy.
(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 0.00% of the net assets of the Fund.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2016. The total of all such securities represent 0.00% of the net assets of the fund.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.9%):
Aerospace & Defense (1.3%):
1,500	AAR Corp.	$34,905
12,493	Aerojet Rocketdyne Holdings, Inc.*^	204,635
4,246	AeroVironment, Inc.*^	120,247
1,402	Air Industries Group, Inc.	8,510
1,481	American Science & Engineering, Inc.	41,009
5,128	Arotech Corp.*	12,461
3,669	Astronics Corp.*	139,972
550	Astronics Corp., Class B*	21,142
3,937	Astrotech Corp.*	8,228
3,564	BWX Technologies, Inc.	119,608
685	CPI Aerostructures, Inc.*	5,021
4,688	Cubic Corp.	187,332
831	Curtiss-Wright Corp.	62,882
14,847	DigitalGlobe, Inc.*	256,853
3,591	Engility Holdings, Inc.*	67,367
868	Esterline Technologies Corp.*^	55,613
3,376	Innovative Solutions & Support, Inc.*	8,879
9,336	KLX, Inc.*	300,060
11,895	Kratos Defense & Security Solutions, Inc.*^	58,880
2,710	LMI Aerospace, Inc.*	23,062
6,372	Moog, Inc., Class A*	291,074
66	Moog, Inc., Class B*	2,979
1,389	National Presto Industries, Inc.	116,315
10,151	TASER International, Inc.*	199,264
944	Teledyne Technologies, Inc.*	83,204
633	Tel-Instrument Electronics Corp.*	2,728
7,544	The KEYW Holding Corp.*	50,092
8,022	Triumph Group, Inc.^	252,533

		2,734,855

Air Freight & Logistics (0.5%):
492	Air T, Inc.*	11,887
13,145	Air Transport Services Group, Inc.*	202,170
2,000	Atlas Air Worldwide Holdings, Inc.*	84,540
4,550	Echo Global Logistics, Inc.*	123,578
5,960	Forward Air Corp.	270,107
7,031	Hub Group, Inc.*	286,794
2,501	Park-Ohio Holdings Corp.	107,093
5,212	Radiant Logistics, Inc.*^	18,607

		1,104,776

Airlines (0.6%):
3,655	Allegiant Travel Co.	650,810
11,276	Hawaiian Holdings, Inc.*	532,114
1,200	SkyWest, Inc.	23,988
1,638	Virgin America, Inc.*^	63,161

		1,270,073

Auto Components (1.5%):
14,943	American Axle & Manufacturing Holdings, Inc.*	229,973
12,162	Cooper Tire & Rubber Co.	450,238
3,437	Cooper-Standard Holding, Inc.*	246,914
4,738	Dana Holding Corp.	66,758
6,147	Dorman Products, Inc.*	334,520
4,932	Drew Industries, Inc.	317,917
18,417	Federal Mogul Holdings Corp.*	181,960
7,561	Fox Factory Holding Corp.*	119,539
3,880	Fuel Systems Solutions, Inc.*	21,456
7,706	Gentherm, Inc.*	320,493
3,330	Horizon Global Corp.*	41,891
9,677	Modine Manufacturing Co.*	106,544
3,617	Motorcar Parts of America, Inc.*	137,374
6,847	Spartan Motors, Inc.	27,046
4,319	Standard Motor Products, Inc.	149,653
5,611	Stoneridge, Inc.*	81,696
733	Strattec Security Corp.^	42,067

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
2,295	Tenneco, Inc.*	$118,215
4,211	Tower International, Inc.	114,539

		3,108,793

Automobiles (0.1%):
1,741	Thor Industries, Inc.	111,024
4,949	Winnebago Industries, Inc.^	111,105

		222,129

Banks (13.2%):
1,584	1st Constitution Bancorp*	20,053
5,481	1st Source Corp.	174,515
2,101	Access National Corp.	41,663
410	ACNB Corp.	9,176
1,757	American National Bankshares, Inc.	44,505
346	American River Bankshares*	3,515
6,527	Ameris Bancorp^	193,069
1,649	Ames National Corp.	40,829
294	Anchor Bancorp, Inc.*	7,227
2,604	Arrow Financial Corp.	69,188
29,121	Associated Banc-Corp.	522,430
13	Auburn National Bancorp, Inc.	367
7,085	Banc of California, Inc.	123,988
2,586	BancFirst Corp.	147,480
736	Bancorp of New Jersey, Inc.	8,964
7,531	Bancorp, Inc. (The)*	43,077
19,647	BancorpSouth, Inc.	418,678
2,653	Bank of Commerce Holdings	16,847
8,604	Bank of Hawaii Corp.^	587,480
1,200	Bank of Marin Bancorp	59,064
441	Bank of South Carolina Corp.	6,955
4,504	Banner Corp.	189,348
1,220	Bar Harbor Bankshares	40,528
1,367	Bay Bancorp, Inc.*	6,589
837	Baylake Corp.	13,367
16,299	BBCN Bancorp, Inc.	247,582
595	BCB Bancorp, Inc.	5,956
5,074	Berkshire Hills Bancorp, Inc.	136,440
6,571	BNC Bancorp^	138,780
16,835	Boston Private Financial Holdings, Inc.	192,761
2,370	Bridge Bancorp, Inc.	72,214
14,118	Brookline Bancorp, Inc.	155,439
3,533	Bryn Mawr Bank Corp.	90,904
74	C&F Financial Corp.	2,827
1,274	California First National Bancorp	16,753
1,496	Camden National Corp.^	62,832
5,718	Capital Bank Financial Corp., Class A	176,400
3,483	Capital City Bank Group, Inc.	50,817
5,943	Cardinal Financial Corp.	120,940
694	Carolina Bank Holdings, Inc.*	11,278
14,611	Cascade Bancorp*	83,429
16,348	Cathay General Bancorp	463,139
9,115	Centerstate Banks, Inc.	135,722
7,528	Central Pacific Financial Corp.	163,885
1,141	Central Valley Community Bancorp	12,699
511	Century Bancorp, Inc.	19,883
6,584	Chemical Financial Corp.^	234,983
940	Chemung Financial Corp.	24,769
2,509	Citizens & Northern Corp.	49,879
261	Citizens First Corp.	3,589
718	Citizens Holding Co.	15,437
2,767	City Holding Co.	132,207
797	Civista Bancshares, Inc.	8,217
2,916	CNB Financial Corp.	51,292
993	Coastway Bancorp, Inc.*	12,442
7,635	CoBiz Financial, Inc.	90,246
72	Codorus Valley Bancorp, Inc.	1,456

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
56	Colony Bankcorp, Inc.*	$515
12,090	Columbia Banking System, Inc.	361,733
7,905	Community Bank System, Inc.^	302,050
3,296	Community Bankers Trust Corp.*	16,480
3,524	Community Trust Bancorp, Inc.	124,468
525	Community West Bancshares	3,570
1,609	CommunityOne Bancorp*	21,368
6,029	ConnectOne Bancorp, Inc.	98,574
3,386	CU Bancorp*	71,682
5,436	Customers Bancorp, Inc.*	128,453
21,679	CVB Financial Corp.^	378,299
130	DNB Financial Corp.	3,708
609	Eagle Bancorp Montana, Inc.	7,399
6,675	Eagle Bancorp, Inc.*	320,400
2,246	Eastern Virginia Bankshares, Inc.	15,026
4,068	Enterprise Financial Services Corp.	109,999
534	Evans Bancorp, Inc.	13,030
39,959	F.N.B. Corp.	519,867
1,185	Farmers Capital Bank Corp.	31,308
2,817	Farmers National Banc Corp.	25,099
242	Fauquier Bankshares, Inc.^	3,647
886	FCB Financial Holdings, Inc., Class A*	29,468
4,354	Fidelity Southern Corp.	69,838
2,803	Financial Institutions, Inc.	81,483
3,983	First Bancorp	75,080
40,945	First Bancorp*	119,559
2,165	First Bancorp, Inc.	42,239
965	First Bancshares, Inc. (The)	15,083
5,363	First Busey Corp.	109,834
1,768	First Business Financial Services, Inc.	40,540
2,161	First Citizens BancShares, Inc., Class A	542,561
3,400	First Commonwealth Financial Corp.	30,124
3,775	First Community Bankshares	74,896
3,237	First Connecticut Bancorp, Inc.	51,663
11,758	First Financial Bancorp	213,760
12,499	First Financial Bankshares, Inc.	369,720
2,573	First Financial Corp.	88,022
4,170	First Horizon National Corp.	54,627
3,959	First Interstate BancSystem	111,367
7,736	First Merchants Corp.	182,338
15,325	First Midwest Bancorp, Inc.	276,157
3,698	First NBC Bank Holding Co.*	76,142
2,085	First Niagara Financial Group, Inc.	20,183
2,791	First of Long Island Corp. (The)	79,544
28	First Savings Financial Group	923
888	First South Bancorp	7,326
208	First United Corp.*	2,278
3,511	FirstMerit Corp.	73,907
5,995	Flushing Financial Corp.	129,612
35,320	Fulton Financial Corp.^	472,582
2,996	German American Bancorp, Inc.	96,471
13,638	Glacier Bancorp, Inc.	346,678
2,755	Great Southern Bancorp, Inc.	102,293
4,164	Guaranty Bancorp	64,375
13,653	Hancock Holding Co.^	313,473
5,973	Hanmi Financial Corp.	131,525
37	Hawthorn Bancshares, Inc.	546
4,180	Heartland Financial USA, Inc.	128,702
6,099	Heritage Financial Corp.	107,159
6,833	Heritage Oaks Bancorp	53,229
5,347	Hertiage Commerce Corp.	53,523
19,107	Hilltop Holdings, Inc.*	360,740
14,540	Home Bancshares, Inc.	595,412

Shares		Fair Value
Common Stocks, continued
Banks, continued
4,096	Hometrust Bancshares, Inc.*	$75,080
1,862	Horizon Bancorp^	46,029
6,722	IBERIABANK Corp.	344,637
5,640	Independent Bank Corp.	259,214
3,427	Independent Bank Group, Inc.	93,900
12,421	International Bancshares Corp.	306,302
7,529	Lakeland Bancorp, Inc.	76,419
3,357	Lakeland Financial Corp.	153,683
710	Landmark Bancorp, Inc.	17,757
1,512	LCNB Corp.	24,298
8,718	LegacyTexas Financial Group, Inc.	171,309
5,613	Macatawa Bank Corp.	35,081
1,048	Mackinac Financial Corp.	10,742
4,372	Mainsource Financial Group, Inc.	92,205
15,664	MB Financial, Inc.	508,297
1,565	MBT Financial Corp.	12,598
3,441	Mercantile Bank Corp.	77,147
1,252	Merchants Bancshares, Inc.	37,234
303	Middleburg Financial Corp.	6,545
1,548	MidWestone Financial Group, Inc.^	42,493
729	Monarch Financial Holdings, Inc.	12,109
892	MutualFirst Financial, Inc.	22,478
7,014	National Bank Holdings Corp.	143,015
1,309	National Bankshares, Inc.	44,925
28,072	National Penn Bancshares, Inc.^	298,686
8,052	NBT Bancorp, Inc.	217,001
1,136	Northeast Bancorp	12,053
1,357	Northrim Bancorp, Inc.	32,446
406	Norwood Financial Corp.	11,108
8,023	OFG Bancorp	56,081
183	Ohio Valley Banc Corp.	3,980
2,179	Old Line Bancshares, Inc.	39,287
22,561	Old National Bancorp^	275,019
1,004	Old Point Financial Corp.	18,674
3,314	Old Second Bancorp, Inc.*	23,761
324	Opus Bank	11,016
1,398	Orrstown Financial Services, Inc.	24,213
3,562	Pacific Continental Corp.	57,455
1,718	Pacific Mercantile Bancorp*	12,026
4,379	Pacific Premier Bancorp, Inc.*	93,579
3,060	Park National Corp.^	275,400
9,028	Park Sterling Corp.	60,217
1,119	Parke Bancorp, Inc.	14,827
3,098	Peapack-Gladstone Financial Corp.	52,356
968	Penns Woods Bancorp, Inc.	37,307
395	Peoples Bancorp	7,347
3,620	Peoples Bancorp, Inc.	70,735
7,783	Pinnacle Financial Partners, Inc.	381,834
5	Polonia Bancorp, Inc.*	53
3,507	Popular, Inc.	100,335
2,669	Preferred Bank Los Angeles	80,737
869	Premier Financial Bancorp, Inc.	13,695
15,116	PrivateBancorp, Inc.	583,477
2,074	Prosperity Bancshares, Inc.^	96,213
1,199	QCR Holdings, Inc.	28,596
5,959	Renasant Co.	196,111
2,685	Republic Bancorp, Inc., Class A	69,354
7,724	Republic First Bancorp, Inc.*	32,518
6,576	S & T Bancorp, Inc.	169,398
320	Salisbury Bancorp, Inc.	10,173
4,544	Sandy Spring Bancorp, Inc.^	126,460
552	SB Financial Group, Inc.	5,691
6,664	Seacoast Banking Corp.*	105,225
1,252	Select Bancorp, Inc.*	10,016
272	ServisFirst Bancshares, Inc.^	12,077
2,539	Shore Bancshares, Inc.	30,417

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,735	Sierra Bancorp	$49,640
6,039	Simmons First National Corp., Class A^	272,178
5,228	South State Corp.^	335,794
1,376	Southcoast Financial Corp.*	17,957
562	Southern First Bancshares, Inc.*	13,718
892	Southern National Bancorp	10,633
5,016	Southside Bancshares, Inc.	130,767
3,850	Southwest Bancorp	57,943
88	Southwest Georgia Financial Corp.	1,233
7,208	State Bank Financial Corp.	142,430
17,714	Sterling Bancorp	282,184
690	Stewardship Financial Corp.	3,988
2,904	Stock Yards Bancorp, Inc.	111,891
2,351	Suffolk Bancorp	59,339
682	Summit Financial Group, Inc.	10,551
963	Summit State Bank	13,135
2,320	Sun Bancorp, Inc.*	48,047
625	Sussex Bancorp	7,813
4,481	Talmer Bancorp, Inc., Class A	81,061
32,449	TCF Financial Corp.	397,825
7,999	Texas Capital Bancshares, Inc.*	307,002
2,982	Tompkins Financial Corp.	190,848
10,421	TowneBank	199,979
4,592	TriCo Bancshares	116,269
5,730	Tristate Capital Holdings, Inc.*	72,198
13,121	Trustmark Corp.	302,177
94	Two River Bancorp	893
8,136	UMB Financial Corp.^	420,062
8,368	Union Bankshares Corp.	206,104
249	Union Bankshares, Inc.	7,114
450	United Bancshares, Inc.	8,370
13,802	United Bankshares, Inc.	506,533
3,880	United Community Banks, Inc.	71,664
883	United Security Bancshares*	4,370
908	United Security Bancshares, Inc.	7,355
38	Unity Bancorp, Inc.	432
4,045	Univest Corp.	78,918
41,250	Valley National Bancorp^	393,525
3,386	Washington Trust Bancorp	126,366
435	WashingtonFirst Bankshare, Inc.	9,505
3,000	Webster Financial Corp.	107,700
127	Wellesley Bank^	2,438
7,424	WesBanco, Inc.^	220,567
3,230	West Bancorp	58,883
4,438	Westamerica Bancorp	216,175
20,614	Western Alliance Bancorp*	688,094
15,835	Wilshire Bancorp, Inc.	163,101
9,353	Wintrust Financial Corp.	414,712
190	Xenith Bankshares, Inc.*	1,436
9,885	Yadkin Financial Corp.	233,978
154	Your Community Bankshares, Inc.	4,823

		27,685,925

Beverages (0.3%):
1,449	Coca-Cola Bottling Co. Consolidated	231,493
3,530	MGP Ingredients, Inc.	85,567
5,334	National Beverage Corp.*^	225,735
985	Willamette Valley Vineyards, Inc.*^	6,816

		549,611

Biotechnology (1.0%):
383	Acorda Therapeutics, Inc.*	10,130
1,600	Akebia Therapeutics, Inc.*	14,416
1,372	Biospecifics Technologies Corp.*	47,773
7,111	Biota Pharmaceuticals, Inc.*	10,667
996	Catalyst Biosciences, Inc.*	1,673
4,008	Celsion Corp.*	5,852

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
7,692	Emergent Biosolutions, Inc.*	$279,604
3,411	Enanta Pharmaceuticals, Inc.*	100,181
7,434	Fortress Biotech, Inc.*^	23,045
592	ImmuCell Corp.*	4,037
13,719	Insys Therapeutics, Inc.*^	219,367
4,164	Ligand Pharmaceuticals, Inc., Class B*	445,923
4,100	Mimedx Group, Inc.*	35,834
16,473	Myriad Genetics, Inc.*	616,585
5,759	Newlink Genetics Corp.*^	104,814
30,069	PDL BioPharma, Inc.	100,130
2,100	Spectrum Pharmaceuticals, Inc.*	13,356
5,663	Tenax Therapeutics, Inc.*	11,609
1,300	Vanda Pharmaceuticals, Inc.*	10,868

		2,055,864

Building Products (1.4%):
9,974	AAON, Inc.	279,272
1,048	Advanced Drainage Systems, Inc.	22,322
3,236	American Woodmark Corp.*	241,373
6,085	Apogee Enterprises, Inc.	267,071
6,453	Armstrong World Industries, Inc.*	312,132
19,192	Builders FirstSource, Inc.*	216,294
1,200	Continental Building Products, Inc.*	22,272
308	Continental Materials Corp.*	3,693
1,200	Gibraltar Industries, Inc.*	34,320
2,959	Insteel Industries, Inc.	90,457
13,446	NCI Building Systems, Inc.*	190,933
3,310	Nortek, Inc.*	159,840
3,163	Patrick Industries, Inc.*	143,569
9,618	PGT, Inc.*	94,641
12,217	Ply Gem Holdings, Inc.*	171,649
6,579	Quanex Building Products Corp.	114,211
10,108	Simpson Manufacturing Co., Inc.	385,822
6,288	Trex Co., Inc.*	301,384

		3,051,255

Capital Markets (1.4%):
1,496	Artisan Partners Asset Management, Inc.	46,137
1,290	Associated Capital Group, Inc., Class A*^	36,146
8,580	BGC Partners, Inc., Class A	77,649
8,841	Cohen & Steers, Inc.	344,091
674	Diamond Hill Investment Group	119,541
4,059	Federated Investors, Inc., Class B	117,102
10,388	Financial Engines, Inc.	326,494
1,290	GAMCO Investors, Inc., Class A	47,807
5,280	Greenhill & Co., Inc.	117,216
141	Hennessy Advisors, Inc.	3,765
7,817	HFF, Inc., Class A	215,202
11,065	Interactive Brokers Group, Inc., Class A^	435,075
3,702	INTL FCStone, Inc.*	98,954
5,604	Janus Capital Group, Inc.^	81,987
20,883	KCG Holdings, Inc.*	249,552
37,431	Ladenburg Thalmann Financial Services, Inc.*^	93,578
426	Moelis & Co., Class A	12,026
2,724	Oppenheimer Holdings, Class A	42,985
2,624	Pzena Investment Management, Inc.	19,811
4,108	Safeguard Scientifics, Inc.*	54,431
1,619	Silvercrest Asset Management Group, Inc., Class A	20,626
1,359	Stifel Financial Corp.*	40,226
2,746	U.S. Global Investors, Inc., Class A	4,751
1,678	Westwood Holdings, Inc.	98,415
27,213	WisdomTree Investments, Inc.	311,045

		3,014,612

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals (2.2%):
5,533	A. Schulman, Inc.	$150,608
6,167	American Vanguard Corp.	97,315
12,413	Axiall Corp.	271,100
5,569	Balchem Corp.	345,389
11,881	Cabot Corp.	574,208
10,693	Calgon Carbon Corp.	149,916
1,278	Chase Corp.	67,210
13,772	Chemtura Corp.*	363,580
1,539	Core Molding Technologies, Inc.*	19,207
2,500	Flotek Industries, Inc.*	18,325
8,570	Futurefuel Corp.	101,040
9,993	H.B. Fuller Co.	424,202
2,133	Hawkins, Inc.	76,980
3,915	Innophos Holdings, Inc.	121,013
4,476	Innospec, Inc.	194,079
14,475	Intrepid Potash, Inc.*	16,067
2,259	KMG Chemicals, Inc.	52,115
6,900	Kraton Performance Polymers, Inc.*	119,370
14,416	Kronos Worldwide, Inc.	82,460
4,373	LSB Industries, Inc.*	55,756
6,222	Minerals Technologies, Inc.^	353,721
893	Northern Technologies International Corp.*	11,279
14,599	Olin Corp.^	253,585
9,435	Omnova Solutions, Inc.*	52,459
3,179	PolyOne Corp.	96,165
2,538	Quaker Chemical Corp.	215,375
1,641	Sensient Technologies Corp.	104,138
4,494	Stepan Co.	248,473
279	TOR Minerals International, Inc.*	946
4,945	Trecora Resources*	47,571
11,730	Tronox, Ltd., Class A	74,955

		4,758,607

Commercial Services & Supplies (3.3%):
11,496	ABM Industries, Inc.	371,436
20,950	ACCO Brands Corp.*	188,131
675	Acme United Corp.	11,030
1,580	AMREP Corp.*	6,952
9,470	ARC Document Solutions, Inc.*	42,615
9,672	Brady Corp., Class A	259,596
9,969	Brink’s Co. (The)	334,859
8,149	Casella Waste Systems, Inc.*	54,598
6,409	CECO Environmental Corp.	39,800
1,906	Clean Harbors, Inc.*	94,042
325	CompX International, Inc.	3,413
23,275	Covanta Holding Corp.	392,416
1,456	Deluxe Corp.	90,985
535	Ecology and Environment, Inc., Class A	5,371
1,100	Ennis, Inc.	21,505
6,861	Essendant, Inc.	219,072
4,057	G&K Services, Inc., Class A	297,175
2,600	Healthcare Services Group, Inc.	95,706
11,123	Herman Miller, Inc.	343,589
9,122	HNI Corp.	357,309
13,810	Interface, Inc.	256,037
4,059	Intersections, Inc.*	9,985
7,526	Kimball International, Inc., Class B	85,420
10,221	Knoll, Inc.	221,285
5,746	Matthews International Corp., Class A^	295,747
4,949	McGrath Rentcorp	124,121
8,332	Mobile Mini, Inc.^	275,123

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
6,959	MSA Safety, Inc.	$336,468
3,596	Multi-Color Corp.^	191,847
2,566	NL Industries, Inc.*	5,799
2,198	Perma-Fix Environmental Services, Inc.*	8,133
6,932	Quad Graphics, Inc.	89,700
4,781	R.R. Donnelley & Sons Co.	78,408
4,036	SP Plus Corp.*	97,106
17,925	Steelcase, Inc., Class A	267,441
5,496	Team, Inc.*	166,968
10,769	Tetra Tech, Inc.	321,132
6,115	Trc Companies, Inc.*	44,334
2,902	UniFirst Corp.	316,666
4,727	US Ecology, Inc.	208,744
1,974	Versar, Inc.*	4,777
3,364	Virco Manufacturing Co.*	10,361
1,098	Vse Corp.	74,543
15,747	West Corp.	359,347

		7,079,092

Communications Equipment (2.0%):
10,421	ADTRAN, Inc.	210,713
3,564	Alliance Fiber Optic Products, Inc.*^	52,712
254	Bel Fuse, Inc., Class A	3,340
5,844	CalAmp Corp.*	104,783
10,549	Calix, Inc.*	74,792
18,791	Ciena Corp.*	357,404
1,808	ClearOne, Inc.	20,973
316	Communications Systems, Inc.	2,323
6,496	EMCORE Corp.*	32,480
20,623	Finisar Corp.*	376,163
16,449	Harmonic, Inc.*^	53,788
2,083	Infinera Corp.*^	33,453
6,247	InterDigital, Inc.	347,646
15,902	Ixia*	198,139
3,225	KVH Industries, Inc.*	30,799
6,491	NETGEAR, Inc.*	262,042
5,267	NetScout Systems, Inc.*	120,983
3,837	Numerex Corp., Class A*	23,406
4,400	Oclaro, Inc.*	23,760
131	Optical Cable Corp.	321
7,326	Plantronics, Inc.	287,106
26,104	Polycom, Inc.*	291,060
900	RELM Wireless Corp.*	4,068
16,249	Ruckus Wireless, Inc.*	159,403
1,900	ShoreTel, Inc.*	14,136
1,547	Sonus Networks, Inc.*	11,649
11,725	Ubiquiti Networks, Inc.*^	390,090
8,776	ViaSat, Inc.*^	644,859
9,502	Viavi Solutions, Inc.*	65,184

		4,197,575

Construction & Engineering (1.4%):
5,777	Ameresco, Inc., Class A*	27,556
2,944	Argan, Inc.	103,511
8,169	Comfort Systems USA, Inc.	259,529
7,616	Dycom Industries, Inc.*^	492,527
11,205	Emcor Group, Inc.	544,563
7,950	Granite Construction, Inc.	380,010
2,141	Integrated Electrical Services, Inc.*	31,408
27,929	KBR, Inc.	432,341
1,337	MasTec, Inc.*	27,061
4,198	MYR Group, Inc.*	105,412
1,267	NV5 Holdings, Inc.*	33,994
5,590	Orion Marine Group, Inc.*	28,956
1,186	Primoris Services Corp.	28,820
4,007	Valmont Industries, Inc.	496,227

		2,991,915

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction Materials (0.3%):
1,153	Eagle Materials, Inc., Class A^	$80,837
15,892	Headwaters, Inc.*	315,296
771	U.S. Lime & Minerals, Inc.	46,268
2,901	US Concrete, Inc.*	172,842

		615,243

Consumer Finance (0.6%):
1,660	Asta Funding, Inc.*	14,791
2,191	Atlanticus Holdings Corp.*	6,573
5,694	Cash America International, Inc.	220,016
5,088	Consumer Portfolio Services, Inc.*	21,522
5,380	Emergent Capital, Inc.*	21,628
4,740	Encore Capital Group, Inc.*	122,008
10,502	EZCORP, Inc., Class A*	31,191
4,963	First Cash Financial Services, Inc.	228,596
638	Green Dot Corp., Class A*	14,655
6,892	Nelnet, Inc., Class A	271,338
1,556	Nicholas Financial, Inc.*	16,789
8,152	PRA Group, Inc.*^	239,587
2,553	Regional Mgmt Corp.*	43,682
2,325	The First Marblehead Corp.*	8,835
1,920	World Acceptance Corp.*	72,806

		1,334,017

Containers & Packaging (0.2%):
1,065	AEP Industries, Inc.	70,290
4,389	Greif, Inc., Class A	143,740
1,383	Greif, Inc., Class B	64,724
6,167	Myers Industries, Inc.	79,308
255	Silgan Holdings, Inc.	13,558
1,431	UFP Technologies, Inc.*	31,868

		403,488

Distributors (0.6%):
12	AMCON Distributing Co.	961
4,263	Core Markt Holdngs Co., Inc.	347,690
813	Educational Development Corp.	11,406
8,789	Pool Corp.^	771,148
4,313	VOXX International Corp.*	19,279
2,157	Weyco Group, Inc.	57,419

		1,207,903

Diversified Consumer Services (0.7%):
3,469	American Public Education, Inc.*	71,565
9,431	Cambium Learning Group, Inc.*	40,270
2,216	Capella Education Co.	116,650
13,892	Career Education Corp.*	63,070
4,450	Carriage Services, Inc.	96,165
1,795	Collectors Universe, Inc.	29,797
2,251	DeVry Education Group, Inc.	38,875
9,229	Grand Canyon Education, Inc.*	394,448
4,098	Houghton Mifflin Harcourt Co.*	81,714
7,950	K12, Inc.*	78,626
2,382	Liberty Tax, Inc.^	46,663
1,526	National American University Holdings, Inc.	2,167
12,818	Sotheby’s^	342,625
2,208	Strayer Education, Inc.*	107,640
5,156	Universal Technical Institute, Inc.	22,222
2,231	Weight Watchers International, Inc.*	32,416

		1,564,913

Diversified Financial Services (0.1%):
8,611	Gain Capital Holdings, Inc.	56,488
500	MarketAxess Holdings, Inc.	62,415
2,591	Marlin Business Services, Inc.	37,077

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
6,056	Newstar Financial, Inc.*	$52,990
4,690	PICO Holdings, Inc.*	47,979
4,650	Resource America, Inc., Class A	26,831
2,849	Tiptree Financial, Inc., Class A^	16,239
207	Value Line, Inc.	3,318

		303,337

Diversified Telecommunication Services (0.8%):
3,043	Atlantic Tele-Network, Inc.	230,751
38,567	Cincinnati Bell, Inc.*	149,254
8,904	Cogent Communications Group, Inc.	347,524
1,958	Consolidated Communications Holdings, Inc.	50,438
5,399	FairPoint Communications, Inc.*	80,337
7,905	General Communication, Inc., Class A*	144,820
2,168	Hawaiian Telcom Holdco, Inc.*	51,056
4,421	IDT Corp.	68,923
6,657	Inteliquent, Inc.	106,845
19,966	Iridium Communications, Inc.*^	157,132
4,669	Lumos Networks Corp.*	59,950
14,348	Orbcomm, Inc.*	145,345
2,393	Windstream Holdings, Inc.^	18,378

		1,610,753

Electric Utilities (1.4%):
8,605	ALLETE, Inc.	482,482
7,820	El Paso Electric Co.	358,782
8,314	Empire District Electric Co.	274,778
3,043	Genie Energy, Ltd., Class B	23,157
1,728	IDACORP, Inc.	128,892
6,312	MGE Energy, Inc.^	329,802
7,596	Otter Tail Power Co.	224,994
15,698	PNM Resources, Inc.	529,336
14,677	Portland General Electric Co.	579,594

		2,931,817

Electrical Equipment (0.9%):
1,815	Allied Motion Technologies, Inc.	32,670
547	American Electric Technologies, Inc.*	990
5,308	AZZ, Inc.	300,433
1,985	Babcock & Wilcox Enterprises, Inc.*	42,479
4,188	Encore Wire Corp.	163,039
8,133	EnerSys	453,171
411	Espey Manufacturing & Electronics Corp.	10,111
9,178	Franklin Electric Co., Inc.	295,256
3,600	Generac Holdings, Inc.*	134,064
9,772	General Cable Corp.	119,316
3,487	Global Power Equipment Group, Inc.*	6,974
4,871	LSI Industries, Inc.	57,234
53	Pioneer Power Solutions, Inc.*^	268
2,209	Power Solutions International, Inc.*	30,484
4,427	Powersecure International, Inc.*	82,741
1,064	Preformed Line Products Co.	38,857
614	Regal-Beloit Corp.	38,737
75	Servotronics, Inc.	552
515	SL Industries, Inc.*	17,510
5,936	Thermon Group Holdings, Inc.*^	104,236
3,104	Ultralife Corp.*	15,892

		1,945,014

Electronic Equipment, Instruments & Components (3.7%):
2,011	ADDvantage Technologies Group, Inc.*	3,801
6,004	Anixter International, Inc.*	312,868

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
29,976	AVX Corp.	$376,798
2,620	Badger Meter, Inc.	174,256
1,093	Belden, Inc.	67,088
8,487	Checkpoint Systems, Inc.*	85,888
2,106	Cognex Corp.	82,029
4,622	Coherent, Inc.*	424,762
4,974	Control4 Corp.*	39,593
4,147	CUI Global, Inc.*^	33,508
8,630	Daktronics, Inc.^	68,177
1,365	Data I/O Corp.*	3,522
3,765	DTS, Inc.*	82,002
4,881	Electro Rent Corp.	45,198
6,222	Electro Scientific Industries, Inc.*	44,487
7,067	Fabrinet*	228,618
3,308	FARO Technologies, Inc.*	106,551
4,036	FEI Co.	359,244
640	Frequency Electronics, Inc.*	6,387
6,936	GSI Group, Inc.*	98,214
2,274	Identiv, Inc.*	4,912
646	IEC Electronics Corp.*	2,907
12,345	II-VI, Inc.*	268,010
199	IntriCon Corp.*	1,268
7,287	Itron, Inc.*	304,014
9,073	KEMET Corp.*	17,511
16,837	Knowles Corp.*	221,912
4,518	Littlelfuse, Inc.	556,210
2,151	LRAD Corp.	3,571
6,951	Mercury Computer Systems, Inc.*	141,105
710	Mesa Labs, Inc.	68,409
7,970	Methode Electronics, Inc., Class A	233,043
604	MOCON, Inc.	8,365
2,841	MTS Systems Corp.	172,875
4,940	Multi-Fineline Electronix, Inc.*	114,657
2,608	Napco Security Technologies, Inc.*	16,300
7,964	Newport Corp.*	183,172
4,239	OSI Systems, Inc.*^	277,612
3,068	PAR Technology Corp.*	20,341
4,132	Park Electrochemical Corp.	66,153
1,176	PCM, Inc.*	9,432
1,875	Perceptron, Inc.*	9,094
6,457	Plexus Corp.*	255,181
17,874	QLogic Corp.*	240,227
7,482	RadiSys Corp.*	29,554
1,727	RF Industries, Ltd.	4,663
5,365	Rofin-Sinar Technologies, Inc.*	172,860
3,621	Rogers Corp.*	216,789
13,876	Sanmina Corp.*	324,421
5,440	ScanSource, Inc.*	219,667
7,020	SYNNEX Corp.^	649,981
1,300	Tech Data Corp.*	99,801
17,962	TTM Technologies, Inc.*	119,447
3,479	VeriFone Systems, Inc.*	98,247
4,910	Vishay Intertechnology, Inc.	59,951
989	Wayside Technology Group, Inc.	16,912
3,952	Wireless Telecom Group, Inc.*	5,217

		7,856,782

Energy Equipment & Services (0.7%):
483	Archrock, Inc.	3,864
1,235	Dril-Quip, Inc.*	74,792
4,145	Era Group, Inc.*	38,880
241	Exterran Corp.*	3,726
16,065	Forum Energy Technologies, Inc.*	212,058
2,888	Gulf Island Fabrication, Inc.	22,671
5,319	Matrix Service Co.*	94,146
49,896	McDermott International, Inc.*^	204,075

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
2,488	Natural Gas Services Group*	$53,815
1,172	Noble Corp. plc	12,130
627	Oceaneering International, Inc.	20,841
24,893	Parker Drilling Co.*	52,773
5,058	Patterson-UTI Energy, Inc.	89,122
2,591	PHI, Inc.*	48,944
21,339	Rowan Cos. plc, Class A	343,559
6,144	RPC, Inc.	87,122
2,800	TETRA Technologies, Inc.*	17,780
1,900	U.S. Silica Holdings, Inc.	43,168

		1,423,466

Food & Staples Retailing (0.8%):
5,068	Chefs’ Warehouse, Inc.*	102,830
2,697	Ingles Markets, Inc., Class A^	101,138
4,576	Natural Grocers by Vitamin Cottage, Inc.*	97,332
5,604	PriceSmart, Inc.^	473,986
200	SpartanNash Co.	6,062
52,649	Supervalu, Inc.*	303,258
384	The Andersons, Inc.	12,061
8,542	The Fresh Market, Inc.*	243,703
1,964	Village Super Market, Inc., Class A^	47,450
5,498	Weis Markets, Inc.	247,740

		1,635,560

Food Products (2.0%):
9,772	B&G Foods, Inc.	340,163
3,316	Calavo Growers, Inc.	189,211
8,132	Cal-Maine Foods, Inc.^	422,132
1,318	Coffee Holding Co., Inc.*	5,140
18,229	Dean Foods Co.^	315,726
3,338	Farmer Brothers Co.*	93,030
1,933	Fresh Del Monte Produce, Inc.	81,321
122	Golden Enterprises, Inc.	616
3,984	Inventure Foods, Inc.*^	22,510
3,823	J & J Snack Foods Corp.	413,954
5,357	Lancaster Colony Corp.	592,324
1,000	Landec Corp.*^	10,500
2,855	Limoneira Co.^	43,396
8,643	Post Holdings, Inc.*	594,380
1,220	Rocky Mountain Chocolate Factory, Inc.	12,407
3,983	Sanderson Farms, Inc.	359,187
1,801	Seneca Foods Corp., Class A*	62,567
12	Seneca Foods Corp., Class B*	459
17,921	Snyders-Lance, Inc.	564,153
7,038	Tootsie Roll Industries, Inc.^	245,907

		4,369,083

Gas Utilities (2.2%):
2,993	Chesapeake Utilities Corp.	188,469
1,008	Delta Natural Gas Co., Inc.	23,335
2,109	Gas Natural, Inc.	16,471
7,750	Laclede Group, Inc. (The)	525,063
16,136	New Jersey Resources Corp.^	587,834
5,313	Northwest Natural Gas Co.	286,105
9,305	ONE Gas, Inc.	568,536
15,594	Piedmont Natural Gas Co., Inc.	932,989
79	RGC Resources, Inc.	1,708
12,453	South Jersey Industries, Inc.	354,288
8,894	Southwest Gas Corp.	585,670
9,481	WGL Holdings, Inc.	686,140

		4,756,608

Health Care Equipment & Supplies (3.3%):
4,119	Abaxis, Inc.^	186,961
2,680	Analogic Corp.	211,747
7,252	AngioDynamics, Inc.*	89,127

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,934	Anika Therapeutics, Inc.*	$131,208
354	Atrion Corp.	139,957
2,493	BioLife Solutions, Inc.*^	4,587
8,629	Cantel Medical Corp.	615,766
1,944	Chembio Diagnostics, Inc.*^	11,645
283	CONMED Corp.	11,869
5,741	CryoLife, Inc.	61,716
4,362	Cynosure, Inc., Class A*^	192,451
5,289	Derma Sciences, Inc.*	16,396
1,118	Elctromed, Inc.*	4,640
2,798	Exactech, Inc.*	56,687
13,310	Globus Medical, Inc., Class A*	316,113
4,562	Greatbatch, Inc.*	162,590
10,129	Haemonetics Corp.*	354,312
8,309	Halyard Health, Inc.*^	238,718
11,024	Hill-Rom Holdings, Inc.	554,507
2,860	ICU Medical, Inc.*	297,726
6,894	Integra LifeSciences Holdings Corp.*	464,380
6,191	Invacare Corp.	81,535
2,006	IRIDEX Corp.*	20,501
249	Kewaunee Scientific CP	4,146
3,577	LeMaitre Vascular, Inc.	55,515
5,124	LivaNova plc*	276,594
10,495	Masimo Corp.*	439,111
7,819	Meridian Bioscience, Inc.	161,150
9,510	Merit Medical Systems, Inc.*	175,840
6,702	Natus Medical, Inc.*	257,558
7,599	Neogen Corp.*	382,610
9,223	NuVasive, Inc.*	448,699
1,520	Nuvectra Corp.*	8,223
1,700	OraSure Technologies, Inc.*	12,291
3,810	Orthofix International NV*	158,191
920	Quidel Corp.*	15,879
11,743	RTI Surgical, Inc.*	46,972
2,363	SeaSpine Holdings Corp.*^	34,594
561	Span-America Medical System, Inc.	10,665
2,611	Surmodics, Inc.*	48,069
3,600	TransEnterix, Inc.*^	15,300
754	Utah Medical Products, Inc.	47,155
3,061	Vascular Solutions, Inc.*	99,574

		6,923,275

Health Care Providers & Services (2.5%):
5,952	Aceto Corp.	140,229
3,936	AdCare Health Systems, Inc.	9,132
2,250	Addus HomeCare Corp.*^	38,678
6,742	Air Methods Corp.*	244,195
2,215	Alliance HealthCare Services, Inc.*	15,926
1,924	Almost Family, Inc.*	71,650
7,211	Amedisys, Inc.*	348,580
9,648	AMN Healthcare Services, Inc.*	324,269
11,548	BioScrip, Inc.*	24,713
5,519	BioTelemetry, Inc.*	64,462
6,359	Capital Senior Living Corp.*	117,769
2,965	Chemed Corp.	401,608
4,148	CorVel Corp.*	163,514
10,170	Ensign Group, Inc. (The)	230,249
7,772	ExamWorks Group, Inc.*	229,740
9,962	Five Star Quality Care, Inc.*	22,813
6,921	Hanger Orthopedic Group, Inc.*	44,987
6,560	Healthways, Inc.*	66,190
3,529	InfuSystems Holdings, Inc.*	12,422
3,640	LHC Group, Inc.*	129,438
1,129	LifePoint Hospitals, Inc.*	78,183
5,468	Magellan Health Services, Inc.*	371,441
2,314	National Healthcare Corp.	144,162
2,076	National Research Corp.	32,282

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
680	National Research Corp., Class A	$23,916
12,624	Owens & Minor, Inc.	510,261
5,921	PharMerica Corp.*	130,913
3,184	Providence Service Corp.*	162,607
1,080	Psychemedics Corp.	14,850
8,932	RadNet, Inc.*	43,142
23,363	Select Medical Holdings Corp.*	275,917
7,920	Surgical Care Affiliates, Inc.*	366,538
4,896	Triple-S Management Corp., Class B*	121,715
2,494	U.S. Physical Therapy, Inc.	124,027
16,336	Universal American Financial Corp.	116,639
25	USMD Holdings, Inc.*	269

		5,217,426

Health Care Technology (0.5%):
32,911	Allscripts Healthcare Solutions, Inc.*^	434,754
558	Arrhythmia Research Technology, Inc.*	2,372
2,265	Computer Programs & Systems, Inc.	118,052
341	HealthStream, Inc.*	7,533
7,444	Omnicell, Inc.*	207,464
12,253	Quality Systems, Inc.	186,736
3,415	Simulations Plus, Inc.	30,154

		987,065

Hotels, Restaurants & Leisure (3.8%):
19,237	Belmond, Ltd., Class A*	182,559
2	Biglari Holdings, Inc.*	743
5,212	BJ’s Restaurants, Inc.*	216,663
22,654	Bloomin’ Brands, Inc.	382,173
4,423	Bob Evans Farms, Inc.	206,510
3,066	Bravo Brio Restaurant Group, Inc.*	23,762
1,821	Brinker International, Inc.^	83,675
3,533	Buffalo Wild Wings, Inc.*^	523,307
6,311	Caesars Entertainment Corp.*	42,915
7,247	Carrols Restaurant Group, Inc.*	104,647
4,585	Century Casinos, Inc.*	28,244
8,965	Cheesecake Factory, Inc. (The)^	475,952
2,525	Choice Hotels International, Inc.	136,476
3,316	Chuy’s Holdings, Inc.*^	103,028
13,086	ClubCorp Holdings, Inc.	183,727
731	Dave & Buster’s Entertainment, Inc.*^	28,348
4,785	Del Frisco’s Restaurant Group, Inc.*	79,335
17,503	Denny’s Corp.*	181,331
14,740	Diamond Resorts International, Inc.*	358,182
3,946	DineEquity, Inc.	368,675
3,712	Dover Motorsports, Inc.	8,426
1,421	Famous Dave’s of America, Inc.*^	8,654
4,681	Fiesta Restaurant Group, Inc.*	153,443
378	Flanigan’s Enterprises, Inc.	7,167
1,000	International Speedway Corp., Class A	36,910
11,024	Interval Leisure Group, Inc.^	159,187
1,968	Jack in the Box, Inc.	125,696
3,569	Jamba, Inc.*	44,113
11,400	Krispy Kreme Doughnuts, Inc.*	177,726
5,681	Luby’s, Inc.*	27,553
6,434	Marriott Vacations Worldwide Corp.	434,295
906	Nathans Famous, Inc.*^	39,502
5,627	Noodles & Co.*	66,736
9,230	Papa John’s International, Inc.	500,174
3,385	Pinnacle Entertainment, Inc.*	118,814
4,612	Popeyes Louisiana Kitchen, Inc.*	240,101
1,200	Potbelly Corp.*	16,332
2,069	RCI Hospitality Holdings, Inc.	18,331
3,993	Red Lion Hotels Corp.*	33,661

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,920	Red Robin Gourmet Burgers*	$188,252
1,865	Ruby Tuesday, Inc.*	10,034
6,932	Ruth’s Hospitality Group, Inc.	127,618
17,979	SeaWorld Entertainment, Inc.	378,638
10,061	Sonic Corp.^	353,745
7,036	Speedway Motorsports, Inc.	139,524
14,165	Texas Roadhouse, Inc.^	617,310
4,346	Town Sports International Holdings, Inc.*	12,473
12,944	Wendy’s Co. (The)	140,960

		7,895,627

Household Durables (1.4%):
6,493	CalAtlantic Group, Inc.	216,996
1,790	Cavco Industries, Inc.*	167,293
3,024	Dixie Group, Inc. (The)*	12,731
5,391	Ethan Allen Interiors, Inc.	171,542
1,000	Helen of Troy, Ltd.*	103,690
1,015	Installed Building Products, Inc.*	27,009
5,530	iRobot Corp.*	195,209
17,060	KB Home	243,617
1,138	Koss Corp.*	2,390
10,610	La-Z-Boy, Inc.	283,711
1,000	LGI Homes, Inc.*	24,210
4,723	Libbey, Inc.	87,848
2,704	Lifetime Brands, Inc.	40,749
8,939	M.D.C. Holdings, Inc.	224,011
5,003	M/I Homes, Inc.*	93,306
8,442	Meritage Corp.*	307,796
723	P & F Industries, Inc., Class A	6,912
5,555	Skullcandy, Inc.*	19,776
1,301	Skyline Corp.*	12,060
3,040	Stanley Furniture Co., Inc.*	8,056
6,650	Taylor Morrison Home Corp., Class A*	93,898
27,491	TRI Pointe Homes, Inc.*	323,845
1,444	Tupperware Brands Corp.^	83,723
2,986	Universal Electronics, Inc.*	185,102
5,711	William Lyon Homes, Class A*	82,752
5,830	Zagg, Inc.*	52,528

		3,070,760

Household Products (0.5%):
1,300	Central Garden & Pet Co., Class A*	21,177
1,257	Energizer Holdings, Inc.	50,921
36,974	HRG Group, Inc.*	515,048
1,767	Ocean Bio-Chem, Inc.*	4,117
1,013	Oil-Dri Corp.	34,219
1,770	Orchids Paper Products Co.	48,693
2,773	WD-40 Co.	299,512

		973,687

Independent Power and Renewable Electricity Producers (0.3%):
24,688	Atlantic Power Corp.	60,732
1,059	NRG Yield, Inc., Class C	15,080
9,784	Ormat Technologies, Inc.^	403,493
13,511	Pattern Energy Group, Inc.^	257,655

		736,960

Industrial Conglomerates (0.1%):
7,539	Raven Industries, Inc.	120,775

Insurance (3.2%):
799	Allied World Assurance Co. Holdings AG	27,917
8,603	AMBAC Financial Group, Inc.*	135,927
15,687	American Equity Investment Life Holding Co.	263,542
4,983	American National Insurance Co.	575,538

Shares		Fair Value
Common Stocks, continued
Insurance, continued
3,531	Amerisafe, Inc.	$185,519
4,181	Argo Group International Holdings, Ltd.	239,948
12,073	Aspen Insurance Holdings, Ltd.	575,881
180	Baldwin & Lyons, Inc., Class A	4,183
10,012	Citizens, Inc.*	72,487
3,701	Crawford & Co.	23,982
4,636	Crawford & Co., Class A	27,909
2,891	Donegal Group, Inc., Class A	41,573
3,537	EMC Insurance Group, Inc.	90,724
6,923	Employers Holdings, Inc.	194,813
3,110	Enstar Group, Ltd.*^	505,624
177	FBL Financial Group, Inc., Class A	10,889
2,805	Federated National Holding Co.	55,146
4,344	First Acceptance Corp.*	7,819
1,050	Global Indemnity plc*	32,687
5,938	Greenlight Capital Re, Ltd.*	129,389
3,907	Hallmark Financial Services, Inc.*	44,931
2,122	HCI Group, Inc.^	70,663
569	Heritage Insurance Holdings, Inc.	9,087
3,033	Independence Holding Co.	48,285
407	Investors Title Co.	37,065
1,100	Kemper Corp.	32,527
1,473	Kingstone Co., Inc.	12,167
14,105	Maiden Holdings, Ltd.^	182,519
29,013	MBIA, Inc.*^	256,765
2,252	Mercury General Corp.	124,986
3,225	National General Holdings Corp.	69,628
2,707	National Interstate Corp.	80,993
630	National Western Life Group, Inc., Class A	145,297
4,777	Onebeacon Insurance Group, Ltd.	60,811
9,433	Primerica, Inc.^	420,051
10,527	ProAssurance Corp.	532,666
7,978	RLI Corp.	533,409
2,200	Selective Insurance Group, Inc.	80,542
5,641	State Auto Financial Corp.	124,440
4,387	Stewart Information Services Corp.	159,160
204	The National Security Group, Inc.	3,066
4,299	United Insurance Holdings Co.	82,584
7,025	Universal Insurance Holdings, Inc.	125,045

		6,438,184

Internet & Catalog Retail (0.5%):
5,568	1-800 Flowers.com, Inc., Class A*^	43,876
2,452	Blue Nile, Inc.	63,041
3,666	CafePress, Inc.*	13,528
500	FTD Cos., Inc.*	13,125
3,872	Gaiam, Inc., Class A*	24,781
964	HSN, Inc.	50,427
1,300	Lands’ End, Inc.*	33,163
13,980	Liberty TripAdvisor Holdings, Inc., Class A*	309,796
5,809	Nutri/System, Inc.	121,234
4,500	Overstock.com, Inc.*	64,710
4,061	PetMed Express, Inc.	72,733
6,857	Shutterfly, Inc.*^	317,958

		1,128,372

Internet Software & Services (1.5%):
8,035	Actua Corp.*	72,717
2,600	Angie’s List, Inc.*	20,982
778	Bankrate, Inc.*	7,134
3,300	Bazaarvoice, Inc.*	10,395
1,300	Blucora, Inc.*	6,708
6,561	Cimpress NV*	595,017
3,938	Demand Media, Inc.*	19,690
1,381	DHI Group, Inc.*	11,145

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
22,941	EarthLink Holdings Corp.	$130,075
28,554	Endurance International Group Holdings, Inc.*	300,673
6,136	Envestnet, Inc.*^	166,899
6,758	GTT Communications, Inc.*	111,777
12,029	Internap Network Services Corp.*	32,839
11,399	Intralinks Holdings, Inc.*	89,824
4,991	Inuvo, Inc.*	8,834
20,076	Limelight Networks, Inc.*	36,338
6,655	Marchex, Inc., Class B	29,615
18,228	Monster Worldwide, Inc.*	59,423
12,232	NIC, Inc.	220,543
1,072	Prism Technologies Group, Inc.*	322
8,938	QuinStreet, Inc.*	30,568
1,839	Qumu Corp.*	8,478
7,302	RealNetworks, Inc.*^	29,646
2,319	Reis, Inc.	54,612
11,176	RetailMeNot, Inc.*	89,520
6,137	Shutterstock, Inc.*^	225,412
5,449	Synacor, Inc.*	7,629
6,723	TechTarget*	49,885
2,980	Travelzoo, Inc.*	24,198
8,928	Tremor Video, Inc.*	15,713
10,240	Web.com Group, Inc.*	202,957
7,155	WebMD Health Corp.*	448,117
6,743	YuMe, Inc.*	25,219

		3,142,904

IT Services (2.7%):
13,666	Acxiom Corp.*	292,999
9,220	Blackhawk Network Holdings, Inc.*	316,246
885	CACI International, Inc., Class A*	94,430
8,610	Cardtronics, Inc.*	309,874
368	Cartesian, Inc.*	747
2,101	Cass Information Systems, Inc.	109,987
12,401	CIBER, Inc.*	26,166
2,851	CoreLogic, Inc.*	98,930
6,937	CSG Systems International, Inc.	313,275
758	CSP, Inc.	4,548
4,471	Datalink Corp.*	40,865
9,451	Euronet Worldwide, Inc.*	700,415
12,959	Everi Holdings, Inc.*	29,676
6,724	Exlservice Holdings, Inc.*	348,303
3,658	Forrester Research, Inc.	122,945
6,015	Hackett Group, Inc. (The)	90,947
6,299	Heartland Payment Systems, Inc.	608,294
3,433	Higher One Holdings, Inc.*	13,423
2,498	Innodata, Inc.*	5,645
2,231	JetPay Corp.*^	5,265
1,501	Leidos Holdings, Inc.	75,530
13,312	Lionbridge Technologies, Inc.*	67,359
4,432	ManTech International Corp., Class A	141,780
10,553	ModusLink Global Solutions, Inc.*	15,513
1,690	NCI, Inc., Class A	23,677
10,760	NeuStar, Inc., Class A*	264,696
7,061	Perficient, Inc.*	153,365
3,459	PFSweb, Inc.*	45,382
8,772	Science Applications International Corp.	467,898
17,035	Servicesource International, Inc.*	72,569
719	StarTek, Inc.*	3,020
8,310	Sykes Enterprises, Inc.*	250,796
9,446	TeleTech Holdings, Inc.	262,221
987	Travelport Worldwide, Ltd.	13,482
9,346	Unisys Corp.*^	71,964
5,980	Virtusa Corp.*	224,011

Shares		Fair Value
Common Stocks, continued
IT Services, continued
742	WEX, Inc.*	$61,853

		5,748,096

Leisure Products (0.7%):
2,626	Arctic Cat, Inc.	44,117
3,800	Callaway Golf Co.	34,656
2,916	Escalade, Inc.	34,321
1,779	Marine Products Corp.	13,503
6,427	Nautilus Group, Inc.*	124,170
12,347	Smith & Wesson Holding Corp.*^	328,677
3,759	Sturm, Ruger & Co., Inc.	257,040
3,712	Summer Infant, Inc.*	6,496
12,201	Vista Outdoor, Inc.*	633,354

		1,476,334

Life Sciences Tools & Services (0.4%):
17,848	Affymetrix, Inc.*	250,050
1,740	Albany Molecular Research, Inc.*	26,605
173	Bioanalytical Systems, Inc.*	195
1,955	Bruker Corp.	54,740
6,754	Cambrex Corp.*	297,177
1,114	Charles River Laboratories International, Inc.*	84,597
7,018	Harvard Bioscience, Inc.*	21,194
8,017	Luminex Corp.*	155,530
158	pSivida Corp.*	423

		890,511

Machinery (4.2%):
1,737	Actuant Corp., Class A	42,921
5,474	Albany International Corp., Class A	205,768
4,780	Altra Industrial Motion Corp.^	132,788
1,974	ARC Group Worldwide, Inc.*	4,935
806	Art’s-Way Manufacturing Co.*	2,329
4,615	Astec Industries, Inc.	215,382
10,583	Barnes Group, Inc.	370,722
9,682	Blount International, Inc.*	96,626
1,300	Briggs & Stratton Corp.^	31,096
5,532	Chart Industries, Inc.*	120,155
3,222	CIRCOR International, Inc.	149,469
1,884	CLARCOR, Inc.^	108,876
4,061	Columbus McKinnon Corp.	64,001
5,999	Commercial Vehicle Group, Inc.*	15,897
1,130	Crane Co.	60,862
4,549	Douglas Dynamics, Inc.	104,218
5,136	EnPro Industries, Inc.	296,244
4,907	ESCO Technologies, Inc.	191,275
13,278	Federal Signal Corp.	176,066
2,463	FreightCar America, Inc.	38,374
1,177	Gencor Industries, Inc.*	17,208
4,267	Global Brass & Copper Holdings, Inc.	106,462
5,229	Gorman-Rupp Co. (The)	135,588
5,126	Greenbrier Cos, Inc.^	141,683
2,648	Hardinge, Inc.	33,021
14,768	Harsco Corp.	80,486
12,001	Hillenbrand, Inc.	359,430
1,304	Hurco Cos, Inc.	43,019
2,514	Hyster-Yale Materials Handling, Inc., Class A^	167,432
1,180	ITT Corp.	43,530
5,895	John Bean Technologies Corp.	332,537
14,090	Kennametal, Inc.	316,884
143	Key Technology, Inc.*	975
2,094	L.B. Foster Co., Class A	38,027
2,164	Lindsay Corp.^	154,964
3,228	Manitex International, Inc.*	16,882
22,663	Manitowoc Co., Inc. (The)	98,131

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
22,663	Manitowoc Foodservice, Inc.*	$334,053
18,712	Meritor, Inc.*	150,819
11,220	Mueller Industries, Inc.	330,092
31,468	Mueller Water Products, Inc., Class A	310,904
3,826	NN, Inc.	52,340
158	Omega Flex, Inc.	5,495
1,213	OshKosh Corp.^	49,575
5,159	Proto Labs, Inc.*	397,707
4,258	RBC Bearings, Inc.*^	311,941
18,885	Rexnord Corp.*^	381,855
2,576	Standex International Corp.	200,439
4,988	Sun Hydraulics Corp.	165,552
1,746	Supreme Industires, Inc., Class A	15,435
466	Taylor Devices, Inc.*	6,808
3,528	Tennant Co.	181,621
17,714	Terex Corp.	440,725
2,964	Timken Co.	99,264
12,067	Titan International, Inc.	64,920
8,325	TriMas Corp.*	145,854
14,073	Wabash National Corp.*^	185,764
4,945	Watts Water Technologies, Inc., Class A	272,618
1,738	Woodward, Inc.^	90,411
572	WSI Industries, Inc.	1,928
3,110	Xerium Technologies, Inc.*	16,234

		8,726,617

Marine (0.2%):
9,208	Matson, Inc.	369,885

Media (2.0%):
3,904	A.H. Belo Corp., Class A	18,778
3,570	AMC Entertainment Holdings, Inc., Class A	99,924
2,527	Ballantyne Strong, Inc.*	11,599
478	Beasley Broadcast Group, Inc., Class A	1,678
5,030	Carmike Cinemas, Inc.*	151,101
27,534	Central Eurpoean Media Enterprises*^	70,212
20,852	Crown Media Holdings, Inc., Class A*	105,928
229	Daily Journal Corp.*	44,813
15,406	DreamWorks Animation SKG, Inc., Class A*	384,379
14,420	E.W. Scripps Co. (The), Class A^	224,808
6,578	Entercom Communications Corp.*	69,595
12,748	Entravision Communications Corp., Class A	94,845
4,068	Gannett Co., Inc.	61,590
338	Global Eagle Entertainment, Inc.*^	2,880
12,378	Gray Television, Inc.*	145,070
12,577	Harte-Hanks, Inc.	31,820
3,107	Hemisphere Media Group*	40,795
2,441	Insignia Systems, Inc.*	6,957
1,434	John Wiley & Sons, Inc., Class A	70,108
11,327	Lee Enterprises, Inc.*	20,389
23,524	Media General, Inc.*	383,676
6,983	Meredith Corp.	331,693
1,796	MSG Networks, Inc., Class A*	31,053
12,512	National CineMedia, Inc.	190,308
31,273	New York Times Co. (The), Class A	389,661
5,349	Nexstar Broadcasting Group, Inc., Class A	236,800
8,158	Radio One, Inc., Class D*	11,666
4,315	Reading International, Inc., Class A*	51,694

Shares		Fair Value
Common Stocks, continued
Media, continued
4,983	Regal Entertainment Group, Class A^	$105,341
654	Scholastic Corp.	24,440
15,202	Sinclair Broadcast Group, Inc., Class A	467,461
5,951	Sizmek, Inc.*	17,258
860	Spanish Broadcasting System, Inc., Class A*	2,881
19,125	Time, Inc.	295,290
1,300	World Wrestling Entertainment, Inc., Class A^	22,958

		4,219,449

Metals & Mining (1.1%):
2,124	Ampco-Pittsburgh Corp.	29,545
9,101	Carpenter Technology Corp.^	311,527
28,144	Coeur d’Alene Mines Corp.*	158,169
19,950	Commercial Metals Co.^	338,552
6,529	Compass Minerals International, Inc.	462,644
14,656	Ferroglobe plc	129,119
1,659	Handy & Harman, Ltd.*	45,374
2,509	Haynes International, Inc.	91,579
66,253	Hecla Mining Co.	184,183
1,000	Kaiser Aluminum Corp.	84,540
4,433	Materion Corp.	117,386
1,000	Schnitzer Steel Industries, Inc., Class A	18,440
21,462	Stillwater Mining Co.*^	228,570
1,789	Synalloy Corp.	14,169
1,458	Universal Stainless & Alloy Products, Inc.*	14,857
2,622	Worthington Industries, Inc.^	93,448

		2,322,102

Multiline Retail (0.6%):
10,402	Big Lots, Inc.	471,107
800	Fred’s, Inc.	11,928
4,032	Gordmans Stores, Inc.*	9,112
67,868	J.C. Penney Co., Inc.*	750,620

		1,242,767

Multi-Utilities (0.7%):
11,208	Avista Corp.	457,062
7,967	Black Hills Corp.	479,056
8,085	NorthWestern Corp.	499,249
2,808	Unitil Corp.	119,312

		1,554,679

Oil, Gas & Consumable Fuels (2.2%):
21,749	Abraxas Petroleum Corp.*	21,966
885	Adams Resources & Energy, Inc.	35,382
13,025	Alon USA Energy, Inc.^	134,418
901	Barnwell Industries, Inc.*	1,478
12,862	Callon Petroleum Co.*	113,829
9,708	Carrizo Oil & Gas, Inc.*^	300,171
18,173	Clean Energy Fuel Corp.*	53,247
4,250	Delek US Holdings, Inc.	64,770
17,477	DHT Holdings, Inc.	100,668
1,100	Dorian LPG, Ltd.*^	10,340
416	Earthstone Energy, Inc.*^	5,038
15,405	Gaslog, Ltd.	150,045
16,205	Gastar Exploration, Inc.*	17,826
677	Green Plains Renewable Energy, Inc.	10,805
944	Gulfport Energy Corp.*	26,753
5,913	Hallador Energy Co.^	27,022
72	Isramco, Inc.*^	5,882
8,101	Laredo Petroleum Holdings, Inc.*	64,241
14,636	Matador Resources Co.*	277,499

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,084	Memorial Resource Development Corp.*	$21,215
19,881	Nordic American Tankers, Ltd.^	280,123
5,100	Oasis Petroleum, Inc.*^	37,128
5,278	Pacific Ethanol, Inc.*	24,701
3,313	Panhandle Oil & Gas, Inc., Class A	57,348
1,500	Par Pacific Holdings, Inc.*	28,140
3,987	Parsley Energy, Inc., Class A*	90,106
18,217	PBF Energy, Inc., Class A^	604,804
7,678	PDC Energy, Inc.*	456,457
6	PrimeEnergy Corp.*	200
872	QEP Resources, Inc.	12,304
8,896	Renewable Energy Group, Inc.*	83,978
23,969	Rice Energy, Inc.*	334,607
16,077	RSP Permian, Inc.*	466,876
30,817	Scorpio Tankers, Inc.	179,663
16,437	Ship Finance International^	228,310
19,083	Synergy Resources Corp.*^	148,275
24	Teekay Shipping Corp.	208
20,316	Teekay Tankers, Ltd.	74,560
382	Western Refining, Inc.	11,112
675	World Fuel Services Corp.	32,792

		4,594,287

Paper & Forest Products (1.1%):
8,404	Boise Cascade Co.*	174,131
3,920	Clearwater Paper Corp.*	190,159
2,743	Deltic Timber Corp.	164,991
11,730	Domtar Corp.	475,065
17,018	KapStone Paper & Packaging Corp.^	235,699
31,729	Louisiana-Pacific Corp.*	543,201
12,185	Mercer International, Inc.	115,148
3,188	Neenah Paper, Inc.	202,948
1,569	P.H. Glatfelter Co.	32,525
19,331	Resolute Forest Products*	106,514
6,120	Schweitzer-Mauduit International, Inc.	192,658

		2,433,039

Personal Products (0.5%):
1,214	CCA Industries, Inc.*	4,237
6,057	Elizabeth Arden, Inc.*^	49,607
6,225	Inter Parfums, Inc.	192,353
537	Mannatech, Inc.*	11,986
2,454	Medifast, Inc.	74,086
1,387	Natural Alternatives International, Inc.*	18,766
3,757	Natures Sunshine Products, Inc.	36,067
2,817	Nu Skin Enterprises, Inc., Class A^	107,750
1,924	Nutraceutical International Corp.*	46,849
7,643	Revlon, Inc.*	278,282
340	United-Guardian, Inc.	7,028
2,498	Usana Health Sciences, Inc.*^	303,307

		1,130,318

Pharmaceuticals (0.9%):
740	Amphastar Pharmaceuticals, Inc.*	8,880
1,888	Catalent, Inc.*^	50,353
3,415	Cumberland Pharmaceuticals, Inc.*	15,333
13,834	DepoMed, Inc.*	192,708
8,459	Endocyte, Inc.*	26,223
1,850	Impax Laboratories, Inc.*	59,237
2,063	Juniper Pharmaceuticals, Inc.*	13,636
6,915	Lannett Co., Inc.*^	123,986
2,617	Lipocine, Inc.*	26,563
12,528	Medicines Co. (The)*^	398,015
947	Nektar Therapeutics*^	13,021
10,807	Prestige Brands Holdings, Inc.*^	576,986

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
10,064	Sciclone Pharmaceuticals, Inc.*	$110,704
8,872	Sucampo Pharmaceuticals, Inc., Class A*	96,971
9,517	Supernus Pharmaceuticals, Inc.*^	145,134

		1,857,750

Professional Services (1.9%):
1,888	Acacia Research Corp.	7,156
8,025	Advisory Board Co. (The)*	258,806
9,962	CBIZ, Inc.*	100,517
3,999	CDI Corp.	25,114
6,454	CEB, Inc.	417,766
5,264	Exponent, Inc.	268,517
3,358	Franklin Covey Co.*	59,067
7,585	FTI Consulting, Inc.*	269,343
3,469	GP Strategies Corp.*	95,051
3,665	Heidrick & Struggles International, Inc.	86,861
10,200	Hill International, Inc.*	34,374
4,139	Huron Consulting Group, Inc.*	240,848
3,916	ICF International, Inc.*	134,593
5,180	Insperity, Inc.	267,961
1,000	Kelly Services, Inc., Class A	19,120
6,020	Kforce, Inc.	117,872
10,428	Korn/Ferry International	295,008
666	Mastech Holdings, Inc.*	4,809
5,737	Mistras Group, Inc.*	142,105
8,912	Navigant Consulting, Inc.*	140,899
10,729	On Assignment, Inc.*	396,115
7,538	Resources Connection, Inc.	117,291
11,029	RPX Corp.*	124,187
2,100	TriNet Group, Inc.*	30,135
8,247	Trueblue, Inc.*	215,659
4,212	Volt Information Sciences, Inc.*^	31,716
1,576	Willdan Group, Inc.*	15,208

		3,916,098

Real Estate Management & Development (0.4%):
9,258	Alexander & Baldwin, Inc.^	339,583
395	CKX Lands, Inc.	4,148
1,201	Consolidated-Tomoka Land Co.	55,414
6,777	Forestar Group, Inc.*	88,372
232	FRP Holdings, Inc.*	8,259
376	Griffin Industrial Realty, Inc.	9,235
10	J.W. Mays, Inc.*	510
3,251	Kennedy-Wilson Holdings, Inc.	71,197
7,491	Marcus & Millichap, Inc.*^	190,196
1,035	Maui Land & Pineapple Co.*	6,055
308	Stratus Properties, Inc.*	7,318
4,276	Tejon Ranch Co.*	87,957
2,900	The St. Joe Co.*	49,735
256	Transcontinental Realty Investors, Inc.*	2,537

		920,516

Road & Rail (1.0%):
4,878	Celadon Group, Inc.	51,121
3,190	Covenant Transportation Group, Inc., Class A*	77,166
15,171	Heartland Express, Inc.^	281,422
14,096	Knight Transportation, Inc.^	368,610
7,452	Landstar System, Inc.	481,473
1,020	Marten Transport, Ltd.	19,094
927	Providence & Worcester Railroad Co.	13,349
7,758	Roadrunner Transportation System, Inc.*	96,665
4,517	Saia, Inc.*	127,154

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
973	Swift Transportation Co.*	$18,127
4,455	Universal Truckload Services, Inc.	73,374
2,419	USA Truck, Inc.*	45,574
13,742	Werner Enterprises, Inc.	373,233
6,083	YRC Worldwide, Inc.*	56,694

		2,083,056

Semiconductors & Semiconductor Equipment (3.1%):
8,642	Advanced Energy Industries, Inc.*	300,655
5,402	Alpha & Omega Semiconductor, Ltd.*	64,014
45,014	Amkor Technology, Inc.*	265,132
12,388	Axcelis Technologies, Inc.*	34,686
2,342	AXT, Inc.*	5,785
2,500	Brooks Automation, Inc.	26,000
4,923	Cabot Microelectronics Corp.	201,400
3,306	Cascade Microtech, Inc.*	68,170
1,570	CEVA, Inc.*	35,325
11,990	Cirrus Logic, Inc.*^	436,556
5,200	Cohu, Inc.	61,776
418	Cree, Inc.*^	12,164
9,165	Diodes, Inc.*	184,217
4,487	DSP Group, Inc.*	40,921
28,699	Entegris, Inc.*	390,880
9,555	Exar Corp.*	54,941
11,568	FormFactor, Inc.*^	84,099
4,679	GSI Technology, Inc.*	19,184
26,616	Integrated Device Technology, Inc.*	544,031
26,973	Intersil Corp., Class A	360,629
1,349	inTest Corp.*	5,261
6,419	IXYS Corp.^	72,021
13,324	Kopin Corp.*	22,118
13,766	Kulicke & Soffa Industries, Inc.*	155,831
23,909	Lattice Semiconductor Corp.*	135,803
685	MA-COM Technology Solutions Holdings, Inc.*^	29,996
14,794	Mattson Technology, Inc.*	53,998
4,370	Microsemi Corp.*	167,415
9,410	MKS Instruments, Inc.	354,287
4,780	Nanometrics, Inc.*	75,715
6,621	Neophotonics Corp.*	92,959
977	NVE Corp.	55,230
6,377	PDF Solutions, Inc.*	85,324
13,328	Photronics, Inc.*	138,744
6,096	Power Integrations, Inc.	302,727
22,598	Rambus, Inc.*	310,723
5,208	Rubicon Technology, Inc.*	3,802
6,462	Rudolph Technologies, Inc.*	88,271
2,449	Semtech Corp.*	53,854
740	Sevcon, Inc.*	7,437
6,811	Sigma Designs, Inc.*	46,315
8,304	Silicon Laboratories, Inc.*	373,348
2,647	Synaptics, Inc.*	211,072
11,751	Tessera Technologies, Inc.	364,281
5,417	Ultratech, Inc.*	118,307
7,356	Veeco Instruments, Inc.*	143,295
10,777	Xcerra Corp.*	70,266

		6,728,965

Software (3.0%):
23,766	ACI Worldwide, Inc.*	494,095
5,151	American Software, Inc.	46,359
3,140	Aspen Technology, Inc.*^	113,448
11,265	Avg Technologies NV*	233,749
2,785	Aware, Inc.*	10,388
9,555	Barracuda Networks, Inc.*	147,147
10,209	Blackbaud, Inc.	642,045

Shares		Fair Value
Common Stocks, continued
Software, continued
2,350	BSQUARE Corp.*	$13,912
6,916	Ebix, Inc.	282,104
7,572	EPIQ Systems, Inc.	113,731
2,049	Evolving Systems, Inc.	11,761
6,362	Fair Isaac Corp.^	674,946
4,113	GlobalSCAPE, Inc.	15,629
4,000	Glu Mobile, Inc.*	11,280
23,634	Mentor Graphics Corp.	480,479
7,496	Monotype Imaging Holdings, Inc.	179,304
2,347	Paycom Software, Inc.*	83,553
14,948	Pegasystems, Inc.	379,380
10,797	Progress Software Corp.*	260,424
3,092	QAD, Inc.	65,705
15	QAD, Inc., Class B	267
1,040	Qualys, Inc.*	26,322
4,358	Rosetta Stone, Inc.*	29,242
15,730	Rovi Corp.*	322,622
6,367	SeaChange International, Inc.*	35,146
1,807	Silver Spring Networks, Inc.*	26,653
8,399	Synchronoss Technologies, Inc.*^	271,624
16,684	Take-Two Interactive Software, Inc.*^	628,487
7,906	Telenav, Inc.*	46,645
17,128	TiVo, Inc.*	162,887
7,598	VASCO Data Security International, Inc.*	117,009
1,895	Zix Corp.*	7,447
146,356	Zynga, Inc.*	333,692

		6,267,482

Specialty Retail (4.2%):
13,261	Aaron’s, Inc.	332,851
2,600	Abercrombie & Fitch Co., Class A	82,004
9,600	American Eagle Outfitters, Inc.	160,032
1,746	America’s Car Mart, Inc.*^	43,650
4,766	Asbury Automotive Group, Inc.*	285,197
39,646	Ascena Retail Group, Inc.*^	438,485
7,848	Barnes & Noble Education, Inc.*	76,910
12,419	Barnes & Noble, Inc.	153,499
16,326	Bebe Stores, Inc.*	8,976
4,407	Big 5 Sporting Goods Corp.	48,962
975	Cabela’s, Inc., Class A*	47,473
9,601	Caleres, Inc.	271,612
5,462	Cato Corp., Class A	210,560
29,408	Chico’s FAS, Inc.	390,244
3,807	Children’s Place Retail Stores, Inc. (The)	317,770
7,062	Christopher & Banks Corp.*	16,878
3,126	Citi Trends, Inc.	55,737
7,852	Conn’s, Inc.*^	97,836
3,600	CST Brands, Inc.	137,844
2,917	Destination Maternity Corp.	19,952
10,159	Destination XL Group, Inc.*^	52,522
2,510	DSW, Inc., Class A	69,376
17,004	Express, Inc.*	364,056
9,277	Finish Line, Inc. (The), Class A^	195,745
9,642	Five Below, Inc.*^	398,600
8,504	Francesca’s Holdings Corp.*	162,937
4,262	Genesco, Inc.*^	307,930
744	Group 1 Automotive, Inc.	43,665
14,990	Guess?, Inc.^	281,362
4,137	Haverty Furniture Cos., Inc.	87,539
5,671	hhgregg, Inc.*^	11,966
4,521	Hibbett Sports, Inc.*	162,304
3,444	Kirkland’s, Inc.	60,304
5,111	Lithia Motors, Inc., Class A^	446,344
5,062	MarineMax, Inc.*^	98,557

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
6,126	Mattress Firm Holding Corp.*^	$259,681
6,751	Monro Muffler Brake, Inc.^	482,494
1,800	Murphy U.S.A., Inc.*	110,610
12,880	New York & Co.*	51,005
3,283	Outerwall, Inc.^	121,438
441	Perfumania Holdings, Inc.*	1,103
18,625	Pier 1 Imports, Inc.	130,561
1,537	Rent-A-Center, Inc.	24,361
10,939	Select Comfort Corp.*	212,107
8,058	Sonic Automotive, Inc., Class A	148,912
2,363	Sportsman’s Warehouse Holdings, Inc.*	29,774
8,986	Stein Mart, Inc.	65,867
9,794	Tailored Brands, Inc.	175,313
289	Tandy Leather Factory, Inc.*	2,009
9,277	The Buckle, Inc.^	314,212
9,179	The Container Store Group, Inc.*^	53,881
10,599	The Tile Shop Holdings, Inc.*	158,031
2,271	Tilly’s, Inc.*	15,193
737	Trans World Entertainment Corp.*	2,683
5,026	Vitamin Shoppe, Inc.*	155,605
4,901	West Marine, Inc.*	44,550
1,010	Winmark Corp.	98,960
5,963	Zumiez, Inc.*	118,783

		8,716,812

Technology Hardware, Storage & Peripherals (0.8%):
4,000	3D Systems Corp.*	61,880
1,308	Astro-Med, Inc.	18,129
7,830	Avid Technology, Inc.*^	52,931
1,901	Concurrent Computer Corp.	11,216
1,414	Cray, Inc.*	59,261
11,446	Diebold, Inc.^	330,904
8,656	Eastman Kodak Co.*	93,918
9,346	Electronics for Imaging, Inc.*	396,176
8,718	Imation Corp.*	13,513
11,153	Lexmark International, Inc., Class A	372,844
1,694	NCR Corp.*	50,701
8,348	Super Micro Computer, Inc.*^	284,500
1,590	TransAct Technologies, Inc.	12,943
7,142	USA Technologies, Inc.*	31,139

		1,790,055

Textiles, Apparel & Luxury Goods (1.0%):
1,716	Cherokee, Inc.*	30,528
14,643	Crocs, Inc.*	140,866
2,461	Culp, Inc.	64,527
5,575	Deckers Outdoor Corp.*^	333,998
9,732	G-III Apparel Group, Ltd.*^	475,797
3,570	Oxford Industries, Inc.	240,011
1,515	Rocky Brands, Inc.	19,301
7,466	Sequential Brands Group, Inc.*	47,708
13,167	Steven Madden, Ltd.*	487,705
12,125	Tumi Holdings, Inc.*	325,193
761	Vera Bradley, Inc.*	15,479
2,156	Wolverine World Wide, Inc.	39,714

		2,220,827

Thrifts & Mortgage Finance (2.4%):
885	ASB Bancorp, Inc.*	21,452
22,103	Astoria Financial Corp.	350,112
1,803	Atlantic Coast Financial Corp.*	10,890
9,437	Bank Mutual Corp.	71,438
4,231	BankFinancial Corp.	50,010
3,050	Bear State Financial, Inc.*	28,274
14,798	Beneficial Bancorp, Inc.*	202,585
12,662	BofI Holding, Inc.*^	270,207

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
1,659	BSB Bancorp, Inc.*	$37,278
2,307	Cape Bancorp, Inc.	31,006
27,426	Capitol Federal Financial, Inc.^	363,669
3,400	Charter Financial Corp.	45,900
202	Chicopee Bancorp, Inc.	3,563
280	Citizens Community Bancorp, Inc.	2,506
5,487	Clifton Bancorp, Inc.^	82,963
7,424	Dime Community Bancshares	130,811
1,537	ESSA Bancorp, Inc.	20,734
21,380	Everbank Financial Corp.	322,624
242	First Capital, Inc.	6,655
808	First Federal of Northern Michigan Bancorp, Inc.	5,785
3,028	First Financial Northwest, Inc.	39,879
11,375	Flagstar Bancorp, Inc.*	244,108
2,348	Fox Chase Bancorp, Inc.	45,363
574	FS Bancorp, Inc.	14,459
195	Guaranty Federal Bankshares, Inc.	2,919
681	Hamilton Bancorp, Inc.*	9,064
1,425	HF Financial Corp.	25,650
245	Hingham Institution for Savings	29,182
629	HMN Financial, Inc.*	7,083
1,064	Home Bancorp, Inc.	28,526
43	Home Federal Bancorp, Inc.	946
4,444	HomeStreet, Inc.*^	92,480
1,446	HopFed Bancorp, Inc.	16,557
869	IF Bancorp, Inc.	16,094
8,274	Kearny Financial Corp.	102,184
390	Kentucky First Federal Bancorp	3,452
832	Lake Sunapee Bank Group	11,631
812	LaPorte Bancorp, Inc.	12,797
940	Malvern Bancorp, Inc.*	15,059
11,095	Meridian Bancorp, Inc.	154,442
1,286	Meta Financial Group, Inc.	58,642
676	MSB Financial Corp.*	8,680
4,000	Nationstar Mortgage Holdings, Inc.*	39,600
1,549	NMI Holdings, Inc., Class A*	7,822
2,499	Northeast Community Bancorp, Inc.	16,893
8,836	Northfield Bancorp, Inc.	145,264
17,169	Northwest Bancshares, Inc.	231,953
1,278	Ocean Shore Holding Co.	22,391
3,412	Oceanfirst Financial Corp.	60,324
198	Oconee Federal Financial Corp.(a)	3,669
5,000	Ocwen Financial Corp.*	12,350
8,223	Oritani Financial Corp.	139,544
4,321	PennyMac Financial Services, Inc., Class A*	50,815
1,806	Provident Financial Holdings, Inc.	30,792
3,087	Provident Financial Services, Inc.	62,327
1,683	Prudential Bancorp, Inc.	24,101
2,120	Pulaski Financial Corp.	34,238
420	Riverview Bancorp, Inc.	1,764
2,613	Security National Financial Corp., Class A*	13,300
671	Severn Bancorp, Inc.*	3,389
1,709	SI Financial Group, Inc.	23,806
707	Southern Missouri Bancorp, Inc.	16,982
1,949	Territorial Bancorp, Inc.	50,791
17,842	TrustCo Bank Corp.	108,123
25	United Community Bancorp	341
9,946	United Community Financial Corp.	58,383
8,899	United Financial Bancorp, Inc.	112,038
7,236	Walter Investment Management Corp.*	55,283
19,266	Washington Federal, Inc.	436,374
6,983	Waterstone Financial, Inc.	95,527

Continued

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
5,802	Wawlker & Dunlop, Inc.*	$140,815
580	Wayne Savings Bancshares, Inc.	7,163
12	Wolverine Bancorp, Inc.	306
5,302	WSFS Financial Corp.	172,421
35	WVS Financial Corp.	404

		5,176,952

Tobacco (0.2%):
22,921	Vector Group, Ltd.^	523,516

Trading Companies & Distributors (0.8%):
311	AeroCentury Corp.*	3,345
6,962	Applied Industrial Technologies, Inc.	302,151
8,776	Beacon Roofing Supply, Inc.*	359,903
5,292	BMC Stock Holdings, Inc.*	87,953
4,236	CAI International, Inc.*	40,920
1,463	Envirostar, Inc.	4,565
1,239	H&E Equipment Services, Inc.	21,720
5,238	Huttig Building Products, Inc.*	19,276
5,554	Kaman Corp., Class A^	237,100
2,809	MRC Global, Inc.*	36,910
3,800	NOW, Inc.*	67,336
6,157	TAL International Group, Inc.	95,064
10,705	Textainer Group Holdings, Ltd.	158,862
4,279	Titan Machinery, Inc.*	49,465
577	TransAct Technologies, Inc.*	5,851
2,875	Veritiv Corp.*	107,123
1,500	WESCO International, Inc.*	82,005

		1,679,549

Transportation Infrastructure (0.1%):
18,401	WESCO Aircraft Holdings, Inc.*	264,790

Water Utilities (0.5%):
7,708	American States Water Co.	303,386
1,634	Artesian Resources Corp.	45,687
10,190	California Water Service Group	272,277
2,211	Connecticut Water Service, Inc.	99,716
2,985	Consolidated Water Co., Ltd.	36,327
3,255	Middlesex Water Co.	100,417
669	Pure Cycle Corp.*	3,017
3,711	SJW Corp.	134,895
2,569	York Water Co. (The)	78,406

		1,074,128

Wireless Telecommunication Services (0.4%):
7,288	Boingo Wireless, Inc.*	56,263
9,824	Shenandoah Telecommunications Co.	262,792
4,387	Spok Holdings, Inc.	76,816
18,161	Telephone & Data Systems, Inc.	546,465

		942,336

Total Common Stocks (Cost $228,072,873)		211,289,017

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bond (0.0%):
Biotechnology (0.0%):
$7,531	Catalyst Biosciences, Inc., 1.08%, 2/19/18(a)	7,380

Total Convertible Bond (Cost $7,531)		7,380

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (15.1%):
$32,005,345	AZL DFA U.S. Small Cap Fund Securities Lending Collateral Account(b)	$32,005,345

Total Securities Held as Collateral for Securities on Loan (Cost $32,005,345)		32,005,345

Unaffiliated Investment Company (0.1%):
258,651	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(c)	258,651

Total Unaffiliated Investment Company (Cost $258,651)		258,651

Total Investment Securities (Cost $260,344,400)(d) - 115.1%		243,560,393
Net other assets (liabilities) - (15.1)%		(31,956,171)

Net Assets - 100.0%		$211,604,222

Percentages indicated are based on net assets as of March 31, 2016.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $31,202,957.
(a)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 0.00% of the net assets of the Fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(c)	The rate represents the effective yield at March 31, 2016.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (10.0%):
$2,577,533	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	$2,662,933
1,270,000	Chrysler Capital Auto Receivables Trust, Class B, Series 2013-BA, 1.78%, 6/17/19(a)	1,268,822
2,210,000	Citibank Credit Card Issuance Trust, Class A1, Series 2014-A1, 2.88%, 1/23/23	2,310,800
1,637,479	Colony American Homes, Class A, Series 2015-1A, 1.64%, 7/17/32(a)(b)	1,599,153
2,165,000	Credit Acceptance Auto Loan Trust, Class A, Series 15-2A, 2.40%, 2/15/23(a)(b)	2,175,632
2,840,000	Credit Acceptance Auto Loan Trust, Class A, Series 2014-1A, 1.55%, 10/15/21(a)	2,833,442
3,190,000	Credit Acceptance Auto Loan Trust, Class A, Series 2014-2A, 1.88%, 3/15/22(a)	3,185,532
19,721	First Investors Auto Owner Trust, Class A2, Series 2013-1A, 0.90%, 10/15/18(a)	19,715
20,612	Ford Credit Auto Owner Trust, Class A3, Series 2013-A, 0.55%, 7/15/17	20,604
2,190,000	GoldenTree Loan Opportunities VII, Ltd., Class A, Series 2013-7A, 1.47%, 4/25/25(a)(b)	2,158,092
2,320,287	Invitation Homes Trust, Class A, Series 2014-SFR2, 1.54%, 9/17/31(a)(b)	2,271,817
1,505,000	Navient Student Loan Trust, Class A2A, Series 2016-AA, 3.91%, 12/15/45(a)	1,522,016
2,140,000	Nextgear Floorplan Master Owner Trust, Class A, Series 2014-1A, 1.92%, 10/15/19(a)	2,119,299
2,205,000	Nomad CLO, Ltd., Class A1, Series 2013-1A, 1.82%, 1/15/25(a)(b)	2,174,571
2,975,000	OneMain Financial Issuance Trust, Class A, Series 2014-2A, 2.47%, 9/18/24(a)	2,963,390
1,875,000	OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 3/18/26(a)	1,856,401
2,425,000	PFS Financing Corp., Class 4, Series 16-A, 1.64%, 2/18/20(a)(b)	2,422,899
2,300,000	Prestige Auto Receivables Trust, Class C, Series 2014-1A, 2.39%, 5/15/20(a)	2,271,938
2,470,000	Progress Residential Trust, Class A, Series 2015-SFR1, 1.84%, 2/17/32(a)(b)	2,426,756
2,074,109	Progress Residential Trust, Class A, Series 2015-SFR2, 2.74%, 6/12/32(a)	2,072,705
1,790,000	Santander Drive Auto Receivable, Class C, Series 16-1, 3.09%, 4/15/22(b)	1,783,751
2,605,000	Santander Drive Auto Receivables Trust, Class E, Series 2012-2A, 5.95%, 4/15/19(a)	2,641,293

Principal Amount		Fair Value
Asset Backed Securities, continued
$1,870,000	Santander Drive Auto Receivables Trust, Class E, Series 2012-3, 5.13%, 6/15/19	$1,902,157
418,633	Santander Drive Auto Receivables Trust, Class C, Series 2012-6, 1.94%, 4/16/18	419,193
207,892	Santander Drive Auto Receivables Trust, Class B, Series 2013-2, 1.33%, 3/15/18	207,858
1,900,000	Santander Drive Auto Receivables Trust, Class C, Series 2013-4, 3.25%, 1/15/20	1,921,849
1,237,529	Santander Drive Auto Receivables Trust, Class B, Series 2013-A, 1.89%, 10/15/19(a)	1,238,996
2,280,000	Santander Drive Auto Receivables Trust, Class A3, Series 15-4, 1.58%, 9/16/19(b)	2,280,658
3,181,085	Silver Bay Realty 2014-1 Trust, Class A, Series 2014-1, 1.44%, 9/17/31(a)(b)	3,098,631
167,591	SLM Student Loan Trust, Class A2, Series 2004-B, 0.83%, 6/15/21(b)	166,311
1,343,764	SLM Student Loan Trust, Class A4, Series 2006-A, 0.82%, 12/15/23(b)	1,324,954
262,784	SLM Student Loan Trust, Class A1, Series 2012-A, 1.84%, 4/15/16(a)(b)	262,857
1,876,929	Social Professional Loan Program LLC, Class A2, Series 2015-C, 2.51%, 8/25/33(a)	1,849,899
2,190,000	Springleaf Funding Trust, Class A, Series 2015-AA, 3.16%, 11/15/24(a)	2,156,492
2,121,381	Sway Residential Trust, Class A, Series 2014-1, 1.74%, 1/17/20(a)(b)	2,082,636
3,970,000	Synchrony Credit Card Master Note Trust, Class A, Series 2015-1, 2.37%, 3/15/23	4,037,256
2,395,000	World Financial Network Credit Card Master Trust, Class A, Series 2015-B, 2.55%, 6/17/24	2,436,696

Total Asset Backed Securities (Cost $70,286,202)		70,148,004

Collateralized Mortgage Obligations (6.3%):
953,155	Banc of America Commercial Mortgage, Inc., Class A1A, Series 2007-3, 5.54%, 6/10/49(b)	983,310
44,162	Banc of America Large Loan, Class A4B, Series 2010-UB4, 5.11%, 12/20/41(a)(b)(c)	42,625
2,777,831	Bear Stearns Commercial Mortgage Securities, Inc., Class A1A, Series 2007-PW15, 5.32%, 2/11/44	2,839,042
625,000	Bear Stearns Commercial Mortgage Securities, Inc., Class AM, Series 2007-PW16, 5.72%, 6/1/40(b)	643,569
2,540,000	BHMS Mortgage Trust, Class AFL, Series 2014-ATLS, 1.94%, 7/5/33(a)(b)	2,526,904
1,170,000	Citigroup Commercial Mortgage Trust, Class A, Series 2014-388G, 1.19%, 6/15/33(a)(b)	1,145,343

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$21,171,471	Citigroup Commercial Mortgage Trust, Class XA, Series 2015-P1, 0.81%, 9/15/48(b)	$1,191,702
1,885,483	Commercial Mortgage Loan Trust, Class A1A, Series 2008-LS1, 6.10%, 12/10/49(b)	1,983,459
590,000	Commercial Mortgage Pass-Through Certificates, Class AM, Series 2006-C8, 5.35%, 12/10/16	598,717
1,205,000	Commercial Mortgage Trust, Class A3, Series 2014-CR21, 3.53%, 12/10/47	1,279,442
26,782,569	Commercial Mortgage Trust, CLASS XA, Series 2015-CCRE23, 1.01%, 5/10/48(b)	1,588,418
428,000	Commercial Mortgage Trust, Class B, Series 2012-LTRT, 3.80%, 10/5/30(a)	421,195
1,510,000	Commercial Mortgage Trust, Class C, Series 2014-CR17, 4.74%, 5/10/47(b)	1,535,064
1,975,000	Commercial Mortgage Trust, Class A, Series 2014-TWC, 1.28%, 2/13/32(a)(b)	1,934,877
2,245,000	Commerical Mortgage Trust, Class B, Series 2014-FL5, 2.59%, 10/15/31(a)(b)	2,181,642
855,000	Credit Suisse Commercial Mortgage Trust, Class AM, Series 2006-C5, 5.34%, 12/15/39	865,266
100,000	Credit Suisse Mortgage Capital Certificates, Class AM, Series 2006-C3, 6.14%, 6/15/16(b)	100,236
1,940	Credit Suisse Mortgage Capital Certificates, Class A2, Series 2007-C2, 5.45%, 1/15/49(b)	1,938
821,915	DBRR Trust, Class A, Series 2013-EZ3, 1.64%, 12/18/49(a)(b)	820,502
3,562,054	GAHR Commercial Mortgage Trust, Class AFL1, Series 2015-NRF, 1.74%, 12/15/16(a)(b)	3,531,413
7,012,412	GS Mortgage Securities Trust, Class XA, Series 2013-GC10, 1.61%, 2/10/46(b)	563,637
1,100,000	GS Mortgage Securities Trust, Class A, Series 2012-SHOP, 2.93%, 6/5/31(a)	1,132,477
1,065,000	GS Mortgage Securities Trust, Class B, Series 2014-GC22, 4.39%, 6/10/47	1,104,642
1,500,000	Hilton USA Trust, Class AFX, Series 2013-HLT, 2.66%, 11/5/30(a)	1,501,974
590,456	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.90%, 5/5/30(a)	627,380
1,200,000	LB Commercial Conduit Mortgage Trust, Class AM, Series 2007-C3, 5.90%, 7/15/44(b)	1,240,499

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,406,179	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 5.84%, 6/12/50(b)	$1,445,039
1,300,000	Morgan Stanley Baml Trust, Class A3, Series 2015-C24, 3.48%, 8/15/47	1,365,549
1,395,000	Morgan Stanley BAML Trust, Class C, Series 2013-C13, 4.89%, 11/15/46(b)	1,423,697
906,010	Morgan Stanley Capital I Trust, Class A1A, Series 2007-IQ13, 5.31%, 3/15/44	925,034
1,740,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/29(a)	1,806,457
288,313	Morgan Stanley Re-REMIC Trust, Class A, Series 2012-XA, 2.00%, 7/28/49(a)	286,151
565,514	RBSCF Trust, Class WBTA, Series 2010-RR3, 5.95%, 4/16/17(a)(b)	570,979
1,220,000	Sfave Commercial Mortgage Securities Trust, Class A2A, Series 2015-5AVE, 3.66%, 1/5/35(a)(b)	1,184,627
127,682	STRIPS, Class A, Series 2012-1A, 1.50%, 12/25/44(a)(c)	126,724
1,635,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	1,744,029
18,089,304	WF-RBS Commercial Mortgage Trust, Class XA, Series 2014-C20, 1.20%, 5/15/47(b)	1,116,428

Total Collateralized Mortgage Obligations (Cost $45,698,607)		44,379,987

Corporate Bonds (20.1%):
Aerospace & Defense (0.4%):
580,000	Aviation Capital Group Corp., 2.88%, 9/17/18, Callable 8/17/18 @ 100(a)	582,366
95,000	BAE Systems plc, 3.85%, 12/15/25, Callable 9/15/25 @ 100(a)	97,753
80,000	Boeing Co. (The), 3.30%, 3/1/35, Callable 9/1/34 @ 100	77,450
40,000	Boeing Co. (The), 3.50%, 3/1/45, Callable 9/1/44 @ 100	37,889
25,000	Lockheed Martin Corp., 3.10%, 1/15/23, Callable 11/15/22 @ 100	25,930
75,000	Lockheed Martin Corp., 3.55%, 1/15/26, Callable 10/15/25 @ 100^	79,445
185,000	Lockheed Martin Corp., 3.60%, 3/1/35, Callable 9/1/34 @ 100	179,932
55,000	Lockheed Martin Corp., 4.50%, 5/15/36, Callable 11/15/35 @ 100	59,162
135,000	Lockheed Martin Corp., 3.80%, 3/1/45, Callable 9/1/44 @ 100	131,197
105,000	Lockheed Martin Corp., 4.70%, 5/15/46, Callable 11/15/45 @ 100	117,404
310,000	Northrop Grumman Corp., 3.25%, 8/1/23	324,098
1,154,000	United Technologies Corp., 1.78%, 5/4/18(b)	1,156,688

		2,869,314

Air Freight & Logistics (0.1%):
500,000	FedEx Corp., 3.88%, 8/1/42	465,615

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Airlines (0.2%):
$680,948	American Airlines 15-1, Series A, 3.38%, 5/1/27	$663,924
600,000	American Airlines Pass Through Trust, Class AA, Series 2015-2, 3.60%, 3/22/29	615,000

		1,278,924

Banks (3.0%):
1,065,000	Bank of America Corp., 1.69%, 3/22/18, MTN(b)	1,066,864
747,000	Bank of America Corp., 2.60%, 1/15/19	759,632
1,709,000	Bank of America Corp., Series L, 2.25%, 4/21/20, MTN	1,692,498
585,000	Bank of America Corp., 4.00%, 1/22/25, MTN	585,887
1,020,000	Bank of America Corp., Series L, 3.95%, 4/21/25	1,014,855
1,975,000	Bank of America Corp., 3.88%, 8/1/25, MTN	2,046,972
836,000	Bank of America Corp., Series G, 4.45%, 3/3/26, MTN^	861,238
290,000	Capital One Bank USA NA, 1.30%, 6/5/17, Callable 5/5/17 @ 100	289,272
1,185,000	Capital One NA, Series BKNT, 1.65%, 2/5/18, Callable 1/5/18 @ 100	1,176,464
2,580,000	Citigroup, Inc., 1.80%, 2/5/18	2,577,388
455,000	Discover Bank, 2.60%, 11/13/18, Callable 10/12/18 @ 100	456,142
330,000	Discover Bank, Series BKNT, 3.10%, 6/4/20, Callable 5/4/20 @ 100	332,420
1,205,000	HSBC USA, Inc., 1.70%, 3/5/18	1,202,163
1,660,000	HSBC USA, Inc., 2.35%, 3/5/20	1,643,119
1,095,000	JPMorgan Chase & Co., 2.20%, 10/22/19^	1,113,763
20,000	JPMorgan Chase & Co., 2.75%, 6/23/20, Callable 5/23/20 @ 100	20,481
125,000	JPMorgan Chase & Co., 4.50%, 1/24/22	137,944
691,000	JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	732,560
713,000	JPMorgan Chase & Co., 4.25%, 10/1/27	741,613
590,000	JPMorgan Chase Capital XXI, Series U, 1.56%, 2/2/37, Callable 5/9/16 @ 100, MTN^(b)	413,738
157,000	JPMorgan Chase Capital XXIII, 1.62%, 5/15/47, Callable 5/9/16 @ 100(b)	105,991
200,000	KeyCorp, 2.90%, 9/15/20	203,278
265,000	Santander Holdings USA, Inc., 2.65%, 4/17/20, Callable 3/17/20 @ 100^	262,056
330,000	Santander Holdings USA, Inc., 4.50%, 7/17/25, Callable 4/17/25 @ 100	339,253
955,000	Wells Fargo & Co., Series G, 2.60%, 7/22/20	977,233
305,000	Wells Fargo & Co., Series G, 4.30%, 7/22/27	323,618
376,000	Wells Fargo & Co., 3.90%, 5/1/45	376,044
175,000	Wells Fargo & Co., Series G, 4.90%, 11/17/45^	187,835

		21,640,321

Principal Amount		Fair Value
Corporate Bonds, continued
Beverages (0.3%):
$310,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100	$318,552
525,000	Anheuser-Busch InBev NV, 3.65%, 2/1/26, Callable 11/1/25 @ 100	552,097
290,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	313,404
730,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	815,820

		1,999,873

Biotechnology (0.8%):
322,000	AbbVie Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	334,561
528,000	AbbVie, Inc., 2.00%, 11/6/18^	533,543
389,000	AbbVie, Inc., 4.40%, 11/6/42	393,007
120,000	AbbVie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100^	127,605
559,000	Amgen, Inc., 2.13%, 5/1/20, Callable 5/1/20 @ 100	565,851
450,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100	481,478
395,000	Amgen, Inc., 5.38%, 5/15/43, Callable 11/15/42 @ 100	449,829
255,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	260,272
220,000	Baxalta, Inc., Series 144A, 2.88%, 6/23/20, Callable 5/23/20 @ 100(a)	219,621
319,000	Baxalta, Inc., 4.00%, 6/23/25, Callable 3/23/25 @ 100(a)	324,174
250,000	Baxalta, Inc., Series 144A, 5.25%, 6/23/45, Callable 12/23/44 @ 100(a)	265,697
160,000	Biogen, Inc., 2.90%, 9/15/20	164,664
80,000	Biogen, Inc., 4.05%, 9/15/25, Callable 6/15/25 @ 100	85,494
95,000	Biogen, Inc., 5.20%, 9/15/45, Callable 3/15/24 @ 100	105,373
385,000	Celgene Corp., 3.25%, 8/15/22	397,560
186,000	Gilead Sciences, Inc., 3.65%, 3/1/26, Callable 12/1/25 @ 100^	197,650
230,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	251,881
504,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	551,674

		5,709,934

Capital Markets (1.7%):
205,000	Bank of New York Mellon Corp. (The), Series G, 3.00%, 2/24/25, Callable 1/24/25 @ 100^	207,489
453,000	Bank of New York Mellon Corp. (The), Series E, 4.95%, 12/29/49, Callable 6/20/20 @ 100^(b)	452,434
535,000	Crown Castle Towers LLC, Series 144A, 6.11%, 1/15/20(a)	590,285
135,000	Goldman Sachs Group, Inc. (The), 2.38%, 1/22/18	136,737
562,000	Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	575,123
610,000	Goldman Sachs Group, Inc. (The), 2.60%, 4/23/20, Callable 3/23/20 @ 100	615,024
335,000	Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25, Callable 2/22/25 @ 100	342,754
330,000	Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	335,540

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$215,000	Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26, Callable 11/25/25 @ 100	$220,498
360,000	Goldman Sachs Group, Inc. (The), 4.80%, 7/8/44, Callable 1/8/44 @ 100	376,414
685,000	Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	695,880
150,000	Goldman Sachs Group, Inc. (The), 4.75%, 10/21/45, Callable 4/21/45 @ 100	156,783
311,000	Morgan Stanley, 1.88%, 1/5/18	311,989
414,000	Morgan Stanley, 2.13%, 4/25/18	416,870
1,460,000	Morgan Stanley, 2.80%, 6/16/20	1,486,589
1,005,000	Morgan Stanley, 3.75%, 2/25/23^	1,047,175
345,000	Morgan Stanley, Series G, 4.00%, 7/23/25	360,744
1,213,000	Morgan Stanley, Series G, 3.88%, 1/27/26, MTN	1,265,413
323,000	Morgan Stanley, 3.95%, 4/23/27	323,341
1,740,000	State Street Capital Trust IV, 1.63%, 6/15/37, Callable 5/9/16 @ 100(b)	1,271,679
355,000	State Street Corp., 2.55%, 8/18/20^	365,616
244,896	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	249,194

		11,803,571

Chemicals (0.3%):
310,000	CF Industries Holdings, Inc., 3.45%, 6/1/23^	299,851
130,000	CF Industries Holdings, Inc., 5.15%, 3/15/34	122,426
260,000	CF Industries Holdings, Inc., 5.38%, 3/15/44^	239,166
49,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100	47,034
555,000	Eastman Chemical Co., 2.40%, 6/1/17	559,606
410,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100	418,278
70,000	Eastman Chemical Co., 4.65%, 10/15/44, Callable 4/15/44 @ 100	66,941
160,000	LyondellBasell Idustries NV, 4.88%, 3/15/44, Callable 9/15/43 @ 100	159,528
249,000	Monsanto Co., 3.38%, 7/15/24, Callable 4/15/24 @ 100^	253,205
299,000	Monsanto Co., 4.40%, 7/15/44, Callable 1/15/44 @ 100	277,569

		2,443,604

Commercial Services & Supplies (0.1%):
535,000	Republic Services, Inc., 3.20%, 3/15/25, Callable 12/15/24 @ 100	537,842
140,000	Waste Management, Inc., 3.90%, 3/1/35, Callable 9/1/34 @ 100	135,896

		673,738

Communications Equipment (0.2%):
600,000	Cisco Systems, Inc., 2.20%, 2/28/21	611,938
135,000	Harris Corp., 2.70%, 4/27/20, Callable 3/27/20 @ 100	135,382
340,000	Harris Corp., 4.85%, 4/27/35, Callable 10/27/34 @ 100	353,399
215,000	Harris Corp., 5.05%, 4/27/45, Callable 10/27/44 @ 100	229,076

		1,329,795

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance (0.6%):
$365,000	Capital One Financial Corp., 4.20%, 10/29/25, Callable 9/29/25 @ 100	$369,565
545,000	Capital One NA, 2.95%, 7/23/21	543,554
1,045,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	1,037,295
950,000	Ford Motor Credit Co. LLC, 2.94%, 1/8/19, MTN	964,657
220,000	Hyundai Capital America, 2.40%, 10/30/18^(a)	221,468
95,000	Hyundai Capital America, 2.50%, 3/18/19(a)	95,739
620,000	Hyundai Capital America, 3.00%, 10/30/20(a)	629,408
125,000	Synchrony Financial, 2.70%, 2/3/20, Callable 1/3/20 @ 100	123,863
315,000	Synchrony Financial, 4.50%, 7/23/25, Callable 4/24/25 @ 100^	324,005

		4,309,554

Containers & Packaging (0.1%):
821,000	International Paper Co., 3.65%, 6/15/24, Callable 3/15/24 @ 100^	833,152
191,000	International Paper Co., 4.80%, 6/15/44, Callable 12/15/43 @ 100	183,944

		1,017,096

Diversified Consumer Services (0.2%):
405,000	California Institute of Technology, 4.32%, 8/1/45	449,859
700,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	758,811

		1,208,670

Diversified Financial Services (0.3%):
135,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100	137,679
95,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100^	97,408
1,090,000	Daimler Finance NA LLC, 1.88%, 1/11/18^(a)	1,095,651
685,000	Daimler Finance NA LLC, 2.45%, 5/18/20(a)	692,238
240,000	Intercontinental Exchange, Inc., 3.75%, 12/1/25, Callable 9/1/25 @ 100	245,000

		2,267,976

Diversified Telecommunication Services (1.4%):
316,000	AT&T, Inc., 2.38%, 11/27/18	322,805
317,000	AT&T, Inc., 2.30%, 3/11/19^	323,657
665,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	674,669
3,000,000	AT&T, Inc., 3.89%, 11/27/22, Callable 5/27/16 @ 66(a)(d)	2,375,911
150,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	162,360
185,000	AT&T, Inc., 3.95%, 1/15/25, Callable 10/15/24 @ 100	192,276
170,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	167,637
122,000	AT&T, Inc., 5.35%, 9/1/40	128,279
310,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	302,392
250,000	Verizon Communications, Inc., 2.63%, 2/21/20	257,235
735,000	Verizon Communications, Inc., 3.45%, 3/15/21	780,126

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$550,000	Verizon Communications, Inc., 2.45%, 11/1/22, Callable 8/1/22 @ 100^	$546,632
1,195,000	Verizon Communications, Inc., 5.15%, 9/15/23	1,379,285
1,568,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 5/1/34 @ 100	1,585,165
525,000	Verizon Communications, Inc., 5.01%, 8/21/54	526,695

		9,725,124

Electric Utilities (0.7%):
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	272,020
430,000	Carolina Power & Light Co., 4.10%, 3/15/43, Callable 9/15/42 @ 100	446,315
555,000	Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable 12/1/44 @ 100	547,315
135,000	Exelon Corp., 2.85%, 6/15/20, Callable 5/15/20 @ 100	137,767
65,000	Florida Power & Light Co., 5.95%, 2/1/38	84,979
845,000	Florida Power Corp., 6.40%, 6/15/38	1,139,902
350,000	PPL Capital Funding, Inc., 5.00%, 3/15/44, Callable 9/15/43 @ 100	375,157
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	386,631
220,000	Southern California Edison Co., Series 06-E, 5.55%, 1/15/37	270,539
600,000	Southwestern Public Service Co., 3.30%, 6/15/24, Callable 12/15/23 @ 100^	623,316
75,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100^	77,572
185,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	235,527
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	32,982
200,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100	204,388
375,000	Virginia Electric & Power Co., Series B, 4.20%, 5/15/45, Callable 11/15/44 @ 100^	393,900

		5,228,310

Electrical Equipment (0.2%):
840,000	Eaton Corp., 1.50%, 11/2/17	840,855
255,000	Eaton Corp., 4.00%, 11/2/32	258,010
360,000	Eaton Corp., 4.15%, 11/2/42	361,403

		1,460,268

Food & Staples Retailing (0.4%):
745,000	CVS Health Corp., 2.80%, 7/20/20, Callable 6/20/20 @ 100	773,200
405,000	CVS Health Corp., 3.88%, 7/20/25, Callable 4/20/25 @ 100	437,046
385,000	CVS Health Corp., 4.88%, 7/20/35, Callable 1/20/35 @ 100	429,263
130,000	CVS Health Corp., 5.30%, 12/5/43, Callable 6/5/43 @ 100	153,487
385,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	445,877

Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$220,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	$218,640
305,000	Wal-Mart Stores, Inc., 4.00%, 4/11/43, Callable 10/11/42 @ 100	323,099

		2,780,612

Health Care Equipment & Supplies (0.3%):
170,000	Becton, Dickinson & Co., 1.80%, 12/15/17	170,715
125,000	Becton, Dickinson & Co., 2.68%, 12/15/19	128,062
270,000	Becton, Dickinson & Co., 3.88%, 5/15/24, Callable 2/15/24 @ 100	288,044
180,000	Becton, Dickinson & Co., 3.73%, 12/15/24, Callable 9/15/24 @ 100	191,629
205,000	Boston Scientific Corp., 3.85%, 5/15/25	212,582
455,000	Medtronic, Inc., 3.63%, 3/15/24, Callable 12/15/23 @ 100	488,553
665,000	Medtronic, Inc., 4.63%, 3/15/45	744,280
35,000	St Jude Medical, Inc., 3.88%, 9/15/25, Callable 6/15/25 @ 100	36,459
50,000	Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100^	51,817
85,000	Stryker Corp., 4.63%, 3/15/46, Callable 9/15/45 @ 100	90,774

		2,402,915

Health Care Providers & Services (0.6%):
185,000	Aetna, Inc., 2.75%, 11/15/22, Callable 8/15/22 @ 100	184,422
105,000	Aetna, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100^	107,117
380,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100^	366,444
410,000	CIGNA Corp., 3.25%, 4/15/25, Callable 1/15/25 @ 100	408,868
325,000	Memorial Sloan-Kettering, Series 2015, 4.20%, 7/1/55	333,459
725,000	UnitedHealth Group, Inc., 1.40%, 10/15/17	727,771
160,000	UnitedHealth Group, Inc., 2.70%, 7/15/20^	166,207
545,000	UnitedHealth Group, Inc., 3.35%, 7/15/22	579,776
245,000	UnitedHealth Group, Inc., 4.63%, 7/15/35	273,513
200,000	UnitedHealth Group, Inc., 4.25%, 3/15/43, Callable 9/15/42 @ 100	210,770
50,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	57,335
325,000	WellPoint, Inc., 3.30%, 1/15/23	328,575
175,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100	177,114
300,000	WellPoint, Inc., 5.10%, 1/15/44	316,402

		4,237,773

Hotels, Restaurants & Leisure (0.0%):
10,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100	10,357
55,000	McDonald’s Corp., 3.70%, 1/30/26, Callable 10/30/25 @ 100	58,253
50,000	McDonald’s Corp., 4.70%, 12/9/35, Callable 6/9/35 @ 100	53,730
120,000	McDonald’s Corp., 4.60%, 5/26/45	126,277

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$60,000	McDonald’s Corp., 4.88%, 12/9/45, Callable 6/9/45 @ 100, MTN	$65,548

		314,165

Household Durables (0.1%):
40,000	Newell Rubbermaid, Inc., 3.15%, 4/1/21, Callable 3/1/21 @ 100	41,089
85,000	Newell Rubbermaid, Inc., 4.20%, 4/1/26, Callable 1/1/26 @ 100	88,914
80,000	Newell Rubbermaid, Inc., 5.38%, 4/1/36, Callable 10/1/35 @ 100	85,560
165,000	Newell Rubbermaid, Inc., 5.50%, 4/1/46, Callable 10/1/45 @ 100	179,255

		394,818

Household Products (0.0%):
160,000	Kimberly-Clark Corp., 2.65%, 3/1/25	162,703

Industrial Conglomerates (0.3%):
106,000	General Electric Capital Corp., 4.38%, 9/16/20	118,227
1,720,000	General Electric Co., 2.70%, 10/9/22^	1,788,855

		1,907,082

Insurance (0.6%):
325,000	ACE INA Holdings, Inc., 3.35%, 5/15/24	340,424
410,000	ACE INA Holdings, Inc., 4.15%, 3/13/43	422,283
20,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100	20,448
690,000	American International Group, Inc., 4.13%, 2/15/24	718,986
635,000	American International Group, Inc., 3.90%, 4/1/26, Callable 1/1/26 @ 100	636,980
526,000	American International Group, Inc., 4.38%, 1/15/55, Callable 7/15/54 @ 100	459,974
201,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	190,900
40,000	Marsh & McLennan Cos., Inc., 3.75%, 3/14/26, Callable 12/14/25 @ 100	40,951
310,000	MetLife, Inc., 4.05%, 3/1/45	293,254
720,000	Prudential Financial, Inc., 3.50%, 5/15/24	731,810
214,000	Travelers Cos., Inc. (The), 4.30%, 8/25/45, Callable 2/25/45 @ 100	231,776

		4,087,786

Internet & Catalog Retail (0.0%):
61,000	Amazon.com, Inc., 4.80%, 12/5/34, Callable 6/5/34 @ 100	68,519
53,000	Amazon.com, Inc., 4.95%, 12/5/44, Callable 6/5/44 @ 100	61,066

		129,585

IT Services (0.3%):
173,000	Fidelity National Information Services, Inc., 5.00%, 10/15/25, Callable 7/15/25 @ 100	186,817
420,000	IBM Corp., 2.88%, 11/9/22	435,501
450,000	MasterCard, Inc., 3.38%, 4/1/24	481,233
229,000	Visa, Inc., 2.80%, 12/14/22, Callable 10/14/22 @ 100^	238,817

Principal Amount		Fair Value
Corporate Bonds, continued
IT Services, continued
$360,000	Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	$375,795
425,000	Visa, Inc., 4.15%, 12/14/35, Callable 6/14/35 @ 100	456,710
105,000	Visa, Inc., 4.30%, 12/14/45, Callable 6/14/45 @ 100	114,871

		2,289,744

Life Sciences Tools & Services (0.1%):
111,000	Agilent Technologies, Inc., 6.50%, 11/1/17	117,661
313,000	Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	323,869

		441,530

Machinery (0.1%):
605,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	618,260

Media (0.8%):
387,000	Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34 @ 100	409,080
145,000	Comcast Corp., 4.40%, 8/15/35, Callable 2/15/35 @ 100	157,094
200,000	Comcast Corp., 6.50%, 11/15/35	268,737
575,000	Cox Communications, Inc., 4.70%, 12/15/42(a)	474,735
8,000	Discovery Communications, Inc., 5.05%, 6/1/20	8,568
100,000	Discovery Communications, Inc., 3.45%, 3/15/25, Callable 12/15/24 @ 100^	94,399
100,000	Discovery Communications, Inc., 4.90%, 3/11/26, Callable 12/11/25 @ 100	103,102
477,000	Discovery Communications, Inc., 4.88%, 4/1/43	419,262
1,135,000	NBCUniversal Enterprise, Inc., 1.31%, 4/15/18(a)(b)	1,133,343
580,000	NBCUniversal Media LLC, 4.45%, 1/15/43	624,695
525,000	Omnicom Group, Inc., 5.90%, 4/15/16	525,707
813,000	Scripps Networks Interactive, Inc., 2.70%, 12/15/16	820,100
285,000	Twenty-First Century Fox, Inc., 3.70%, 10/15/25, Callable 7/15/25 @ 100^	298,414

		5,337,236

Multiline Retail (0.0%):
170,000	Macys, Inc., 2.88%, 2/15/23, Callable 11/15/22 @ 100	161,478
75,000	Macy’s, Inc., 4.50%, 12/15/34, Callable 6/15/34 @ 100	60,900

		222,378

Multi-Utilities (0.7%):
440,000	CMS Energy Corp., 4.88%, 3/1/44, Callable 9/1/43 @ 100^	467,804
560,000	DTE Electric Co., 3.70%, 3/15/45, Callable 9/15/44 @ 100	554,027
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	48,074
450,000	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	586,805
850,000	PacifiCorp, 5.65%, 7/15/18	930,736
395,000	PacifiCorp, 5.75%, 4/1/37	496,368

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities, continued
$630,000	PacifiCorp, 4.10%, 2/1/42, Callable 8/1/41 @ 100	$658,220
865,000	Public Service Electric & Gas Co., 2.38%, 5/15/23, Callable 2/15/23 @ 100	863,685

		4,605,719

Oil, Gas & Consumable Fuels (2.3%):
2,025,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	2,122,148
96,000	Apache Corp., 6.00%, 1/15/37	95,530
36,000	Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	32,664
247,000	Apache Corp., 4.75%, 4/15/43, Callable 10/15/42 @ 100	221,713
395,000	Devon Energy Corp., 3.25%, 5/15/22, Callable 2/15/22 @ 100^	332,586
721,000	Dominion Gas Holdings LLC, 4.60%, 12/15/44, Callable 6/15/44 @ 100	708,152
216,000	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	230,070
690,000	El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21, Callable 7/1/21 @ 100	704,003
220,000	El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/1/24, Callable 2/1/24 @ 100	209,075
265,000	Energy Transfer Partners LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100	233,222
1,083,000	Energy Transfer Partners LP, 6.50%, 2/1/42, Callable 8/1/41 @ 100	983,216
500,000	Enterprise Products Operating LLC, 3.90%, 2/15/24, Callable 11/15/23 @ 100	505,384
185,000	Enterprise Products Operating LLC, 3.75%, 2/15/25, Callable 11/15/24 @ 100^	184,662
200,000	Enterprise Products Operating LLC, 4.85%, 8/15/42, Callable 2/15/42 @ 100	185,542
230,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	223,241
1,415,000	Enterprise Products Operating LLC, Series A, 8.38%, 8/1/66, Callable 8/1/16 @ 100	1,117,849
125,000	Enterprise Products Operating LP, 1.65%, 5/7/18, Callable 12/15/45 @ 100	124,546
415,000	Enterprise Products Operating LP, 3.70%, 2/15/26, Callable 11/15/25 @ 100^	407,046
135,000	Enterprise Products Operating LP, 4.90%, 5/15/46, Callable 12/15/45 @ 100	129,761
530,000	EOG Resources, Inc., 2.45%, 4/1/20, Callable 3/1/20 @ 100	525,147
520,000	EOG Resources, Inc., 3.90%, 4/1/35, Callable 10/1/34 @ 100	481,826
925,000	Kinder Morgan (Delaware), Inc., 3.05%, 12/1/19, Callable 11/1/19 @ 100	910,664
165,000	Kinder Morgan Energy Partners LP, 3.95%, 9/1/22, Callable 6/1/22 @ 100	158,394

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$60,000	Kinder Morgan Energy Partners LP, 3.50%, 9/1/23, Callable 6/1/23 @ 100	$54,359
220,000	Kinder Morgan Energy Partners LP, 4.15%, 2/1/24	207,103
435,000	Kinder Morgan Energy Partners LP, 5.40%, 9/1/44, Callable 5/15/24 @ 100	380,868
668,000	Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	534,572
515,000	Noble Energy, Inc., 5.25%, 11/15/43, Callable 5/15/43 @ 100	443,510
620,000	Phillips 66, 4.65%, 11/15/34, Callable 5/15/34 @ 100	615,015
74,000	Pioneer Natural Resource Co., 4.45%, 1/15/26, Callable 10/15/25 @ 100^	74,582
765,000	Plains All American Pipeline LP, 4.65%, 10/15/25, Callable 7/15/25 @ 100^	707,256
335,000	Plains All American Pipeline LP, 4.90%, 2/15/45, Callable 8/15/44 @ 100	257,978
380,000	Sunoco Logistics Partner LP, 3.45%, 1/15/23, Callable 10/15/22 @ 100	339,293
52,000	Sunoco Logistics Partner LP, 5.95%, 12/1/25, Callable 9/1/25 @ 100^	52,244
628,000	Sunoco Logistics Partner LP, 5.35%, 5/15/45, Callable 11/15/44 @ 100	527,427
520,000	Williams Partners LP, 4.00%, 11/15/21	451,787
868,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	714,726
220,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	186,901
120,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	99,794

		16,473,856

Pharmaceuticals (0.5%):
190,000	AbbVie, Inc., 3.60%, 5/14/25, Callable 2/14/25 @ 100	199,446
205,000	Eli Lilly & Co., 3.70%, 3/1/45, Callable 9/1/44 @ 100	208,614
85,000	Johnson & Johnson, 3.55%, 3/1/36, Callable 9/1/35 @ 100	88,383
75,000	Johnson & Johnson, 3.70%, 3/1/46, Callable 9/1/45 @ 100	78,744
1,020,000	Merck & Co., Inc., 0.98%, 5/18/18(b)	1,022,615
160,000	Merck & Co., Inc., 2.35%, 2/10/22	163,058
265,000	Mylan, Inc., 5.40%, 11/29/43, Callable 5/29/43 @ 100	263,434
610,000	Pfizer, Inc., 3.40%, 5/15/24^	654,224
125,000	Pfizer, Inc., 4.30%, 6/15/43	136,836
995,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	999,243

		3,814,597

Real Estate Investment Trusts (REITs) (0.4%):
424,000	American Tower Corp., 3.30%, 2/15/21, Callable 1/15/21 @ 100^	431,260
141,000	American Tower Corp., 4.00%, 6/1/25, Callable 3/1/25 @ 100	145,460
424,000	American Tower Corp., 4.40%, 2/15/26, Callable 11/15/25 @ 100	448,353

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$95,000	AvalonBay Communities, Inc., Series G, 3.50%, 11/15/25, Callable 8/15/25 @ 100	$98,420
130,000	ERP Operating LP, 3.38%, 6/1/25, Callable 3/1/25 @ 100^	133,931
380,000	ERP Operating LP, 4.50%, 7/1/44, Callable 1/1/44 @ 100	403,326
115,000	ERP Operating LP, 4.50%, 6/1/45, Callable 12/1/44 @ 100	121,927
385,000	Simon Property Group LP, 3.38%, 3/15/22, Callable 12/15/21 @ 100	406,791
295,000	Simon Property Group LP, 3.38%, 10/1/24, Callable 7/1/24 @ 100^	308,633

		2,498,101

Real Estate Management & Development (0.1%):
470,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	420,687

Road & Rail (0.2%):
324,000	Burlington North Santa Fe LLC, 4.90%, 4/1/44, Callable 10/1/43 @ 100	369,624
130,000	Burlington North Santa Fe LLC, 4.15%, 4/1/45, Callable 10/1/44 @ 100	133,390
95,000	Union Pacific Corp., 3.38%, 2/1/35, Callable 8/1/34 @ 100	91,517
484,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 8/1/54 @ 100	453,759
487,629	Union Pacific Railroad Co., Series 14-1, 3.23%, 5/14/26	490,700

		1,538,990

Semiconductors & Semiconductor Equipment (0.1%):
55,000	Analog Devices, Inc., 5.30%, 12/15/45, Callable 6/15/45 @ 100	61,722
127,000	Applied Materials, Inc., 3.90%, 10/1/25, Callable 7/1/25 @ 100	134,728
228,000	QUALCOMM, Inc., 3.45%, 5/20/25, Callable 2/20/25 @ 100^	235,976
127,000	QUALCOMM, Inc., 4.80%, 5/20/45, Callable 11/20/44 @ 100	125,805

		558,231

Software (0.6%):
865,000	Microsoft Corp., 2.00%, 11/3/20, Callable 10/3/20 @ 100	886,238
705,000	Microsoft Corp., 2.65%, 11/3/22, Callable 9/3/22 @ 100^	733,065
260,000	Microsoft Corp., 3.50%, 2/12/35, Callable 8/12/34 @ 100	254,627
401,000	Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	426,576
425,000	Oracle Corp., 2.95%, 5/15/25, Callable 2/15/25 @ 100	435,361
635,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	667,839
195,000	Oracle Corp., 4.50%, 7/8/44, Callable 1/8/44 @ 100	209,326
450,000	Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54 @ 100	453,270

		4,066,302

Specialty Retail (0.1%):
215,000	Home Depot, Inc. (The), 4.40%, 3/15/45, Callable 9/15/44 @ 100	239,124

Principal Amount		Fair Value
Corporate Bonds, continued
Specialty Retail, continued
$155,000	Home Depot, Inc. (The), 4.25%, 4/1/46, Callable 10/1/45 @ 100	$170,623
38,000	Lowe’s Cos., Inc., 5.00%, 9/15/43, Callable 3/15/43 @ 100	45,329

		455,076

Technology Hardware, Storage & Peripherals (0.3%):
410,000	Apple, Inc., 3.45%, 5/6/24	437,287
127,000	Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	132,596
340,000	Apple, Inc., 3.45%, 2/9/45	307,073
230,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	251,080
520,000	Hewlett-Packard Co., 2.85%, 10/5/18, Callable 9/5/18 @ 100(a)	528,732
590,000	Hewlett-Packard Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100(a)	613,507

		2,270,275

Tobacco (0.3%):
64,000	Altria Group, Inc., 4.00%, 1/31/24	70,446
377,000	Altria Group, Inc., 5.38%, 1/31/44	460,623
155,000	Philip Morris International, Inc., 4.50%, 3/20/42	166,627
20,000	Philip Morris International, Inc., 3.88%, 8/21/42	19,803
425,000	Philip Morris International, Inc., 4.88%, 11/15/43	486,456
92,000	Reynolds American, Inc., 3.25%, 6/12/20^	96,209
370,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	407,090
90,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/12/45 @ 100	109,904

		1,817,158

Trading Companies & Distributors (0.1%):
825,000	GATX Corp., 2.50%, 7/30/19	818,852

Wireless Telecommunication (0.1%):
720,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	729,591

Wireless Telecommunication Services (0.1%):
357,000	CC Holdings GS V LLC, 3.85%, 4/15/23	368,050

Total Corporate Bonds (Cost $139,865,166)		141,193,759

Yankee Dollars (5.1%):
Aerospace & Defense (0.0%):
200,000	Rolls-Royce Holdings plc, 3.63%, 10/14/25, Callable 7/14/25 @ 100(a)	207,997

Banks (1.6%):
1,045,000	Barclays Bank plc, 2.75%, 11/8/19	1,037,904
210,000	Barclays Bank plc, 5.14%, 10/14/20	224,152
543,000	Barclays Bank plc, 3.25%, 1/12/21	540,734
987,000	Barclays Bank plc, 4.38%, 1/12/26	968,563
675,000	BPCE SA, 5.70%, 10/22/23^(a)	714,969
1,035,000	Credit Suisse Group Fund, Ltd., 2.75%, 3/26/20	1,021,381
1,092,000	Federal Republic of Germany, 1.50%, 2/6/19	1,104,212
1,115,000	ING Bank NV, 3.75%, 3/7/17(a)	1,139,798
630,000	ING Bank NV, 1.80%, 3/16/18(a)	631,835
314,000	ING Bank NV, 5.80%, 9/25/23(a)	342,162
489,000	Lloyds Banking Group plc, 4.65%, 3/24/26^	484,632
215,000	Nordea Bank AB, 1.88%, 9/17/18(a)	215,794

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$2,670,000	Royal Bank of Canada, 2.20%, 9/23/19	$2,720,854
485,000	Santander UK Group Holdings plc, 2.88%, 10/16/20^	482,539

		11,629,529

Beverages (0.1%):
461,000	Anheuser-Busch InBev, 3.30%, 2/1/23, Callable 12/1/22 @ 100	479,266

Capital Markets (0.9%):
2,190,000	CDP Financial, Inc., 4.40%, 11/25/19(a)	2,412,900
770,000	Credit Suisse AG, 1.70%, 4/27/18	766,658
1,155,000	Deutsche Bank AG, 1.88%, 2/13/18^	1,147,648
2,790,000	FMS Wertmanagement, 1.63%, 11/20/18	2,830,073

		7,157,279

Chemicals (0.0%):
145,000	Agrium, Inc., 4.13%, 3/15/35, Callable 9/15/34 @ 100	126,001

Diversified Financial Services (0.6%):
945,000	BP Capital Markets plc, 1.13%, 5/10/18(b)	933,147
245,000	Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25(a)	252,963
965,000	Imperial Tobacco Group plc, 2.95%, 7/21/20(a)	992,030
805,000	Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, Series G, 1.50%, 2/12/18(a)	809,312
770,000	Rabobank Nederland NY, 4.38%, 8/4/25	792,791
215,000	Shell International Finance BV, 2.13%, 5/11/20	216,993
280,000	Shell International Finance BV, 4.13%, 5/11/35	286,898
12,000	Shell International Finance BV, 4.55%, 8/12/43	12,458
22,000	Shell International Finance BV, 4.38%, 5/11/45	22,063

		4,318,655

Insurance (0.1%):
210,000	Aon plc, 3.88%, 12/15/25, Callable 9/15/25 @ 100	214,096
185,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100	180,304

		394,400

Oil, Gas & Consumable Fuels (0.4%):
555,000	Ecopetrol SA, 4.13%, 1/16/25	473,138
50,000	Petroleos Mexicanos, 8.00%, 5/3/19	55,698
107,000	Petroleos Mexicanos, 6.00%, 3/5/20	113,153
542,000	Petroleos Mexicanos, 6.88%, 8/4/26(a)	586,714
490,000	Petroleos Mexicanos, 6.50%, 6/2/41	461,335
473,000	Petroleos Mexicanos, 5.63%, 1/23/46	397,509
223,000	Suncor Energy, Inc., 6.80%, 5/15/38	244,389
175,000	TransCanada Pipelines, Ltd., 4.63%, 3/1/34, Callable 12/1/33 @ 100	167,196

		2,499,132

Pharmaceuticals (0.6%):
1,100,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100	1,131,029

Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals, continued
$175,000	Actavis Funding SCS, 3.85%, 6/15/24, Callable 3/15/24 @ 100	$183,423
1,095,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	1,139,613
371,000	Actavis Funding SCS, 4.75%, 3/15/45, Callable 9/15/44 @ –	390,183
670,000	Takeda Pharmaceutical Co., Ltd., 1.63%, 3/17/17(a)	671,915
600,000	Teva Pharmaceutical Finance BV, 2.95%, 12/18/22	603,334

		4,119,497

Road & Rail (0.0%):
65,000	Canadian Pacific Railway Co., 3.70%, 2/1/26, Callable 11/1/25 @ 100^	66,340

Sovereign Bonds (0.8%):
620,000	Canada Government, 1.63%, 2/27/19	631,507
166,000	Oriental Republic of Uruguay, 4.50%, 8/14/24^	176,375
235,000	Oriental Republic of Uruguay, 4.38%, 10/27/27	240,875
689,000	Province of Manitoba Canada, 3.05%, 5/14/24^	727,637
130,000	Republic of Peru, 4.13%, 8/25/27^	136,175
281,000	Republic of Peru, 5.63%, 11/18/50	316,125
869,000	Republic of Turkey, 4.25%, 4/14/26	846,024
262,000	United Mexican States, Series E, 3.50%, 1/21/21^	271,170
1,435,000	United Mexican States, 4.13%, 1/21/26^	1,504,598

		4,850,486

Wireless Telecommunication Services (0.0%):
95,000	Rogers Communications, Inc., 3.63%, 12/15/25, Callable 9/15/25 @ 100	98,899
130,000	Rogers Communications, Inc., 5.00%, 3/15/44	143,202

		242,101

Total Yankee Dollars (Cost $35,743,050)		36,090,683

Municipal Bonds (1.2%):
California (0.3%):
557,000	University of California Revenue, 4.77%, 5/15/15	567,366
170,000	University of California Revenue, 4.86%, 5/15/12	174,406
360,000	California State Health Facilities Financing Authority Revenue, Series A, 5.00%, 8/15/52, Callable 8/15/23 @ 100	411,314
700,000	California State, GO, 5.00%, 9/1/42, Callable 9/1/22 @ 100	812,861

		1,965,947

Illinois (0.1%):
595,000	Illinois State, GO, 5.50%, 7/1/24, Callable 7/1/23 @ 100	684,018

Nevada (0.2%):
1,100,000	Las Vegas Valley Nevada Water District, GO, 5.00%, 6/1/39, Callable 12/1/24 @ 100	1,290,366

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds, continued
Massachusetts (0.1%):
$450,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B, 5.00%, 10/15/41, Callable 10/15/21 @ 100	$521,334

Missouri (0.1%):
460,000	Metropolitan Saint Louis Sewer District West Water System Revenue, Series A, 5.00%, 5/1/42, Callable 5/1/22 @ 100	531,415

New Jersey (0.2%):
1,290,000	New Jersey State Transportation Trust Fund Authority Revenue, Series AA, 5.00%, 6/15/36, Callable 6/15/23 @ 100	1,360,809
420,000	New Jersey State Health Care Facilities Financing Authority Revenue, 5.00%, 7/1/44	471,765

		1,832,574

New York (0.2%):
540,000	New York State Urban Development Corp. Revenue, Series E, 5.00%, 3/15/24, Callable 3/15/23 @ 100	663,001
670,000	New York City Municipal Finance Authority Water & Sewer System Revenue, Series EE, 5.00%, 6/15/47, Callable 6/15/23 @ 100	777,247

		1,440,248

Total Municipal Bonds (Cost $7,824,510)		8,265,902

U.S. Government Agency Mortgages (34.2%):
Federal Farm Credit Bank (0.4%)
2,120,000	2.35%, 4/24/23, Callable 4/14/16 @ 100	2,120,011
Federal Home Loan Mortgage Corporation (6.7%)
1,299,000	1.00%, 9/27/17	1,304,570
369,595	3.00%, 5/1/27, Pool #G14444	387,834
591,000	3.66%, 9/15/29(d)	394,157
134,608	3.00%, 1/1/30, Pool #V60724	141,241
93,086	3.00%, 1/1/30, Pool #V60696	97,669
185,766	2.50%, 3/1/30, Pool #V60770	191,301
197,413	2.50%, 5/1/30, Pool #J31418	203,178
395,712	3.00%, 5/1/30, Pool #J31689	416,036
276,533	2.50%, 5/1/30, Pool #V60796	284,257
796,921	3.00%, 6/1/30, Pool #V60840	837,102
40,965	3.00%, 7/1/30, Pool #J32181	43,074
344,602	3.00%, 7/1/30, Pool #G15520	361,683
73,058	2.50%, 7/1/30, Pool #J32209	75,192
15,075	2.50%, 7/1/30, Pool #J32491	15,495
74,710	2.50%, 7/1/30, Pool #J32204	76,846
20,579	2.50%, 7/1/30, Pool #V60905	21,154
466,347	3.00%, 8/1/30, Pool #V60908	489,875
310,005	2.50%, 8/1/30, Pool #V60886	319,064
70,536	3.00%, 8/1/30, Pool #V60909	74,095
45,068	3.00%, 8/1/30, Pool #J32436	47,301
227,637	2.50%, 8/1/30, Pool #V60903	234,143
224,527	2.50%, 8/1/30, Pool #V60902	231,093
462,192	2.50%, 9/1/30, Pool #V60904	475,109
197,000	3.89%, 3/15/31(d)	123,848
190,000	6.75%, 3/15/31	286,844
114,913	5.00%, 7/1/35, Pool #G01840	127,502
150,723	5.00%, 7/1/35, Pool #G01838	167,225
374,334	6.00%, 4/1/39, Pool #G07613	429,881
78,607	4.50%, 12/1/39, Pool #A90196	85,600
73,740	4.50%, 7/1/40, Pool #A93010	80,347
99,850	4.00%, 8/1/40, Pool #A93534	106,819

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$74,248	4.00%, 10/1/40, Pool #A95923	$80,188
67,534	4.00%, 11/1/40, Pool #A94977	72,937
73,916	4.00%, 11/1/40, Pool #A94779	79,829
80,843	4.00%, 11/1/40, Pool #A95144	87,310
92,964	3.08%, 3/1/41, Pool #1B8062(b)	97,233
4,953	4.00%, 4/1/41, Pool #Q00093	5,300
258,256	4.50%, 5/1/41, Pool #Q00959	281,446
245,159	4.50%, 5/1/41, Pool #Q00804	267,174
1,294,171	5.50%, 6/1/41, Pool #G07553	1,446,662
138,494	4.00%, 10/1/41, Pool #Q04022	149,575
257,406	5.00%, 10/1/41, Pool #G07642	284,176
76,735	4.00%, 10/1/41, Pool #Q03841	82,874
2,363,838	5.00%, 11/1/41, Pool #G07962	2,608,256
473,471	3.50%, 4/1/42, Pool #C03811	500,413
216,307	2.03%, 7/1/42, Pool #2B0646(b)	222,813
70,250	3.50%, 8/1/42, Pool #Q12162	73,945
44,707	3.50%, 10/1/42, Pool #Q11909	46,946
497,028	3.00%, 1/1/43, Pool #Q14866	509,757
84,413	3.50%, 2/1/43, Pool #Q15442	89,471
571,909	3.00%, 3/1/43, Pool #Q16567	586,557
487,161	3.00%, 3/1/43, Pool #Q16673	499,613
339,551	3.00%, 3/1/43, Pool #Q16403	348,247
161,482	3.00%, 4/1/43, Pool #Q17095	166,187
329,782	3.50%, 7/1/43, Pool #Q20206	348,872
337,937	3.50%, 7/1/43, Pool #Q20021	358,187
754,751	3.50%, 8/1/43, Pool #V80355	799,977
1,816,531	3.00%, 8/1/43, Pool #G07550	1,863,057
147,446	4.00%, 9/1/43, Pool #Q21579	160,053
675,311	4.50%, 12/1/43, Pool #Q23779	734,887
572,464	4.50%, 12/1/43, Pool #G60018	627,692
40,995	3.50%, 1/1/44, Pool #Q24368	43,363
262,585	4.00%, 4/1/44, Pool #Q25643	283,553
33,092	3.50%, 4/1/44, Pool #Q25812	34,971
87,486	3.50%, 5/1/44, Pool #Q26362	92,453
47,800	3.50%, 5/1/44, Pool #Q26218	50,658
23,225	3.50%, 5/1/44, Pool #Q25988	24,543
31,097	3.50%, 5/1/44, Pool #Q26452	32,863
43,062	3.50%, 6/1/44, Pool #Q26707	45,507
38,741	3.50%, 7/1/44, Pool #Q27319	41,012
280,928	4.50%, 7/1/44, Pool #Q27375	306,617
921,410	4.00%, 8/1/44, Pool #G07786	1,000,630
178,864	3.50%, 8/1/44, Pool #Q27843	189,019
78,232	3.50%, 9/1/44, Pool #Q28604	82,818
881,240	4.50%, 9/1/44, Pool #G60198	959,086
179,009	3.50%, 9/1/44, Pool #Q28605	189,173
189,213	4.50%, 10/1/44, Pool #Q29187	206,568
27,366	4.00%, 2/1/45, Pool #Q31128	29,502
68,788	4.00%, 2/1/45, Pool #Q31338	74,157
962,743	4.50%, 7/1/45, Pool #G60148	1,051,072
29,424	3.50%, 8/1/45, Pool #Q35905	30,920
44,188	3.50%, 9/1/45, Pool #Q36302	46,767
1,515,451	3.50%, 9/1/45, Pool #G08667	1,587,582
354,453	3.50%, 9/1/45, Pool #Q36305	372,479
485,122	3.50%, 10/1/45, Pool #G60238	510,887
793,696	4.00%, 10/1/45, Pool #G08672	847,969
1,870,728	3.50%, 10/1/45, Pool #G60250	1,969,797
432,234	3.50%, 10/1/45, Pool #Q36965	454,865
441,912	4.00%, 10/1/45, Pool #Q36972	474,639
598,603	3.50%, 10/1/45, Pool #Q36968	629,047
13,738	4.00%, 12/1/45, Pool #Q37738	14,699
82,324	4.00%, 12/1/45, Pool #Q37957	88,649
64,082	4.00%, 12/1/45, Pool #Q37955	69,083
74,981	4.00%, 1/1/46, Pool #Q38076	80,222
11,466	4.00%, 1/1/46, Pool #Q38422	12,249
35,081	3.50%, 2/1/46, Pool #G08693	36,750

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$630,000	3.00%, 4/15/46, TBA	$645,061
7,594,000	3.50%, 4/15/46, TBA	7,949,092
5,054,000	4.00%, 4/15/46, TBA	5,393,960
300,000	5.50%, 4/15/46, TBA	333,375
400,000	5.50%, 5/15/46, TBA	444,313
820,000	3.00%, 5/15/46, TBA	837,841

		49,176,980

Federal National Mortgage Association (19.0%)
96,967	5.50%, 1/1/18, Pool #680928	99,061
94,766	4.00%, 7/1/19, Pool #AE0968	98,668
100,315	5.50%, 3/1/20, Pool #888557	103,729
351,877	5.50%, 5/1/25, Pool #AE0378	366,798
315,039	5.50%, 7/1/25, Pool #AE0096	353,059
64,062	5.50%, 9/1/25, Pool #AL4903	66,677
2,709,910	3.50%, 12/1/25, Pool #AH1359	2,880,588
364,945	4.00%, 9/1/26, Pool #AL2683	390,170
272,355	3.00%, 11/1/26, Pool #AJ3757	285,054
268,423	4.00%, 12/1/26, Pool #AL1938	286,972
723,323	3.00%, 2/1/27, Pool #AW8166	757,075
3,542,897	4.00%, 5/1/27, Pool #AL5956	3,774,100
2,441,235	3.50%, 9/1/28, Pool #AL4245	2,602,237
474,638	3.00%, 9/1/28, Pool #AL7531	496,726
776,475	3.50%, 10/1/28, Pool #AV0198	826,286
942,324	3.50%, 11/1/28, Pool #AV1360	1,004,058
694,204	3.50%, 2/1/29, Pool #AL4922	739,767
795,434	3.00%, 4/1/29, Pool #AW0937	834,784
561,524	3.00%, 5/1/29, Pool #AW2544	589,800
1,059,759	3.00%, 6/1/29, Pool #AS2676	1,112,320
2,351,777	3.50%, 8/1/29, Pool #AL5884	2,506,542
184,981	3.00%, 9/1/29, Pool #AS3355	194,321
513,189	3.50%, 9/1/29, Pool #AX0105	545,819
777,832	3.50%, 9/1/29, Pool #AL5806	828,979
747,733	3.00%, 9/1/29, Pool #AS3220	784,856
92,151	3.50%, 10/1/29, Pool #AX2741	98,211
3,347,919	3.50%, 12/1/29, Pool #AL6161	3,576,214
1,394,714	3.00%, 1/1/30, Pool #AL6144	1,463,927
2,605,000	3.65%, 1/15/30^(d)	1,724,098
279,943	3.00%, 3/1/30, Pool #AL6583	294,095
193,235	2.50%, 4/1/30, Pool #AY3416	198,941
236,010	3.00%, 4/1/30, Pool #AL6584	247,723
93,972	2.50%, 5/1/30, Pool #AY0828	96,801
137,410	3.00%, 5/1/30, Pool #AL6761	144,351
3,901,000	3.72%, 5/15/30(d)	2,544,088
200,672	2.50%, 6/1/30, Pool #AS5093	206,718
132,791	2.50%, 6/1/30, Pool #AS5147	136,795
39,102	3.00%, 7/1/30, Pool #AZ2297	40,973
307,371	2.50%, 7/1/30, Pool #AS5407	316,630
83,399	2.50%, 7/1/30, Pool #AZ2170	85,863
187,311	3.00%, 7/1/30, Pool #AL7139	196,651
63,745	3.00%, 7/1/30, Pool #AX9700	66,984
193,648	3.00%, 7/1/30, Pool #AX9701	203,326
50,392	3.50%, 8/1/30, Pool #AS5707	53,603
201,743	3.50%, 8/1/30, Pool #AS5708	215,580
140,496	2.50%, 8/1/30, Pool #AS5548	144,554
259,602	3.00%, 8/1/30, Pool #AS5622	272,571
151,897	2.50%, 8/1/30, Pool #AS5618	156,476
140,194	2.50%, 8/1/30, Pool #AS5551	144,421
367,648	2.50%, 8/1/30, Pool #AS5616	378,059
188,896	2.50%, 8/1/30, Pool #AS5614	194,480
49,533	3.00%, 8/1/30, Pool #AX3298	52,055
260,670	3.00%, 8/1/30, Pool #AS5623	273,442
311,685	3.00%, 8/1/30, Pool #AL7227	326,931
346,265	3.00%, 8/1/30, Pool #AL7225	363,551
54,238	3.00%, 8/1/30, Pool #AZ7833	56,999
23,949	3.00%, 8/1/30, Pool #AZ8597	25,168

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$203,140	2.50%, 9/1/30, Pool #AS5872	$209,144
243,901	3.00%, 9/1/30, Pool #AS5728	256,300
169,411	2.50%, 9/1/30, Pool #AS5786	174,311
109,493	3.00%, 9/1/30, Pool #AZ5719	114,733
177,311	3.00%, 9/1/30, Pool #AS5714	186,179
203,712	2.50%, 11/1/30, Pool #AS6141	209,736
175,365	2.50%, 11/1/30, Pool #AS6142	180,446
198,779	2.50%, 11/1/30, Pool #AS6115	204,416
198,457	2.50%, 11/1/30, Pool #AS6116	203,991
189,025	2.50%, 11/1/30, Pool #AS6147	194,732
3,952,000	2.50%, 4/25/31, TBA	4,056,975
1,700,000	2.00%, 4/25/31, TBA	1,708,500
1,100,000	5.00%, 4/25/31, TBA	1,134,869
100,000	4.50%, 4/25/31, TBA	103,467
263,338	5.50%, 1/1/33, Pool #676661	297,406
184,478	5.50%, 5/1/33, Pool #555424	208,769
427,929	5.50%, 2/1/35, Pool #735989	484,111
1,537,529	5.00%, 2/1/35, Pool #735226	1,703,996
37,591	6.00%, 4/1/35, Pool #735504	43,546
321,000	4.00%, 1/1/36, Pool #AB0686	343,350
1,023,696	5.50%, 9/1/36, Pool #995113	1,159,211
67,084	5.50%, 2/1/38, Pool #961545	75,180
34,395	6.00%, 3/1/38, Pool #889529	39,601
111,841	6.00%, 5/1/38, Pool #889466	128,954
188,140	5.50%, 5/1/38, Pool #889441	211,469
261,079	5.50%, 5/1/38, Pool #889692	293,483
177,533	5.50%, 6/1/38, Pool #995018	199,454
48,979	5.50%, 9/1/38, Pool #889995	55,016
121,568	6.00%, 10/1/38, Pool #889983	138,691
231,993	4.50%, 4/1/39, Pool #930922	253,463
241,164	4.50%, 5/1/39, Pool #AL1472	265,846
488,586	5.00%, 6/1/39, Pool #AL7521	541,075
127,113	5.50%, 10/1/39, Pool #AD0362	143,626
126,851	5.50%, 12/1/39, Pool #AD0571	143,790
798,710	6.00%, 4/1/40, Pool #AL4141	910,728
83,135	4.50%, 4/1/40, Pool #AD4038	91,261
153,226	6.50%, 5/1/40, Pool #AL1704	177,275
403,172	4.50%, 7/1/40, Pool #AD7127	439,868
185,742	4.50%, 7/1/40, Pool #AB1226	202,723
8,883	4.00%, 8/1/40, Pool #AD9136	9,518
91,026	6.00%, 9/1/40, Pool #AE0823	103,800
674,582	4.00%, 10/1/40, Pool #AE7535	722,675
108,085	4.00%, 11/1/40, Pool #AE8407	115,795
69,115	4.00%, 12/1/40, Pool #AH0006	74,066
2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	2,962,021
111,681	2.91%, 2/1/41, Pool #AH6958(b)	114,982
1,122,260	4.00%, 4/1/41, Pool #AI1186	1,202,527
186,090	6.00%, 6/1/41, Pool #AL4142	212,658
102,024	4.50%, 7/1/41, Pool #AB3314	111,349
1,933,073	5.00%, 7/1/41, Pool #AL7524	2,146,139
199,044	3.24%, 7/1/41, Pool #AL0533(b)	210,029
85,707	4.50%, 9/1/41, Pool #AI8961	94,695
1,419,197	4.00%, 9/1/41, Pool #AJ1541	1,520,778
90,168	4.00%, 10/1/41, Pool #AC9312	96,473
79,764	3.50%, 1/1/42, Pool #AK2073	84,192
306,883	4.00%, 2/1/42, Pool #AB4530	328,784
146,188	4.00%, 5/1/42, Pool #AT6144	159,296
481,307	4.00%, 5/1/42, Pool #AO2961	515,789
156,825	4.00%, 5/1/42, Pool #A02114	168,027
178,587	4.00%, 6/1/42, Pool #AL2003	191,144
69,624	3.50%, 6/1/42, Pool #AL2168	73,856
68,593	3.50%, 6/1/42, Pool #AO3107	72,401
163,030	4.00%, 7/1/42, Pool #AL2607	174,503
262,300	2.02%, 7/1/42, Pool #AP0006(b)	268,393

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$72,556	2.26%, 7/1/42, Pool #AO6482(b)	$75,298
2,040,695	4.00%, 8/1/42, Pool #AL2242	2,186,132
652,503	4.50%, 9/1/42, Pool #AL2482	711,608
84,805	4.00%, 9/1/42, Pool #AX3706	90,842
179,169	4.00%, 9/1/42, Pool #AL2901	191,923
87,870	3.50%, 10/1/42, Pool #AQ0393	93,236
204,000	3.00%, 10/1/42, Pool #AP9726	210,322
346,215	3.00%, 12/1/42, Pool #AB7271	356,099
1,294,822	3.00%, 12/1/42, Pool #AB7269	1,332,988
285,475	3.00%, 12/1/42, Pool #AB7425	293,625
580,335	3.00%, 1/1/43, Pool #AB7755	596,900
841,841	3.00%, 1/1/43, Pool #AB7497	865,486
461,807	3.00%, 1/1/43, Pool #AB7565	475,419
285,657	4.00%, 1/1/43, Pool #AL7369	305,647
391,274	4.00%, 1/1/43, Pool #AL3597	418,624
318,023	4.00%, 1/1/43, Pool #AL8132	341,383
848,892	3.00%, 1/1/43, Pool #AB7458	872,734
919,269	3.00%, 1/1/43, Pool #AB7567	945,088
318,788	3.00%, 2/1/43, Pool #AB8558	328,183
319,163	3.00%, 2/1/43, Pool #AB7762	328,568
405,472	3.50%, 2/1/43, Pool #AL2935	429,209
221,677	3.00%, 3/1/43, Pool #AR9218	227,891
150,592	3.00%, 3/1/43, Pool #AR7576	154,791
623,292	3.00%, 3/1/43, Pool #AR9194	641,661
592,184	3.00%, 3/1/43, Pool #AB8701	609,087
78,047	3.00%, 3/1/43, Pool #AB8712	80,275
136,844	3.00%, 3/1/43, Pool #AR7568	140,666
206,203	3.00%, 3/1/43, Pool #AB8830	212,089
167,544	3.00%, 4/1/43, Pool #AT2043	172,232
250,791	3.00%, 4/1/43, Pool #AR8630	257,802
296,589	3.00%, 4/1/43, Pool #AT2040	304,895
165,024	3.00%, 4/1/43, Pool #AB8923	169,637
77,566	3.00%, 4/1/43, Pool #AB9033	79,780
158,068	3.00%, 4/1/43, Pool #AB8924	162,488
553,685	3.00%, 4/1/43, Pool #AB9016	569,490
99,631	3.00%, 4/1/43, Pool #AT2037	102,421
406,694	3.00%, 5/1/43, Pool #AB9173	418,680
629,163	3.00%, 5/1/43, Pool #AT2719	647,706
235,870	3.00%, 5/1/43, Pool #AL3759	243,204
237,991	3.00%, 5/1/43, Pool #AT6654	245,005
289,486	3.00%, 5/1/43, Pool #AB9462	298,420
113,167	3.00%, 6/1/43, Pool #AT7676	116,503
334,272	3.00%, 6/1/43, Pool #AB9662	344,588
21,848	3.00%, 6/1/43, Pool #AB9564	22,522
302,010	3.50%, 7/1/43, Pool #AT8464	319,978
712,149	3.50%, 7/1/43, Pool #AL4010	752,680
4,097,674	3.00%, 7/1/43, Pool #AB9940	4,218,443
869,043	3.50%, 7/1/43, Pool #AT7940	922,639
295,769	3.50%, 7/1/43, Pool #AT4327	314,011
84,314	3.50%, 8/1/43, Pool #AU3267	89,511
79,828	3.50%, 8/1/43, Pool #AU3270	84,287
171,179	3.50%, 8/1/43, Pool #AU0613	180,739
20,896	3.50%, 8/1/43, Pool #AT7333	22,144
165,944	3.50%, 8/1/43, Pool #AU0570	175,212
809,438	3.50%, 8/1/43, Pool #AS0209	854,643
21,644	3.50%, 8/1/43, Pool #AU3032	22,937
29,955	3.50%, 9/1/43, Pool #AT7267	31,422
213,046	4.00%, 10/1/43, Pool #AL7577	228,148
1,628,134	4.00%, 10/1/43, Pool #AU6743	1,751,793
36,165	3.50%, 10/1/43, Pool #AU7247	38,396
827,673	3.50%, 12/1/43, Pool #AL4682	880,738
2,998,800	5.00%, 12/1/43, Pool #AL7777	3,322,621
156,024	3.50%, 1/1/44, Pool #AS1539	165,345
1,872,204	2.91%, 1/1/44, Pool #AV7743(b)	1,940,692
160,968	3.50%, 1/1/44, Pool #AS1703	170,561

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$96,087	3.50%, 1/1/44, Pool #AS1453	$101,996
188,265	4.00%, 3/1/44, Pool #AV6577	203,345
7,134,460	4.50%, 4/1/44, Pool #AL6887	7,775,099
44,797	3.50%, 6/1/44, Pool #AW6405	47,456
18,732	3.50%, 6/1/44, Pool #AS2591	19,848
32,690	3.50%, 6/1/44, Pool #AV8080	34,637
42,936	4.00%, 7/1/44, Pool #AW7055	46,262
48,888	3.50%, 7/1/44, Pool #AW9544	51,788
21,990	3.50%, 8/1/44, Pool #AW4287	23,289
320,535	3.50%, 8/1/44, Pool #AS3031	339,556
205,380	3.50%, 8/1/44, Pool #AS3034	217,956
21,264	3.50%, 8/1/44, Pool #AW9207	22,560
2,627,854	4.00%, 8/1/44, Pool #AL5601	2,858,730
44,798	3.50%, 9/1/44, Pool #AW8191	47,445
44,218	3.50%, 9/1/44, Pool #AW8188	46,912
95,807	3.50%, 9/1/44, Pool #AX0830	101,674
486,619	3.50%, 10/1/44, Pool #AX2484	513,273
293,405	4.00%, 12/1/44, Pool #AX9372	318,692
28,523	4.00%, 12/1/44, Pool #AY0299	31,042
25,115	4.00%, 12/1/44, Pool #AX6255	27,333
276,890	4.00%, 1/1/45, Pool #AY0367	300,705
92,849	4.00%, 1/1/45, Pool #AX8713	100,834
190,358	4.00%, 2/1/45, Pool #AY2693	205,241
38,434	4.00%, 2/1/45, Pool #AY1866	41,836
267,356	3.50%, 3/1/45, Pool #AS4570	281,430
1,022,484	3.50%, 3/1/45, Pool #AS4552	1,076,308
1,039,153	3.50%, 4/1/45, Pool #AS4696	1,093,854
321,841	3.50%, 5/1/45, Pool #AL6899	339,477
97,168	4.00%, 5/1/45, Pool #AY9770	105,725
47,870	4.00%, 5/1/45, Pool #AY8218	51,582
21,904	3.50%, 5/1/45, Pool #AY2953	23,199
613,695	3.50%, 6/1/45, Pool #AS5176	646,002
779,194	3.50%, 6/1/45, Pool #AL7046	821,892
1,069,461	3.50%, 7/1/45, Pool #AS5312	1,125,653
1,075,812	3.50%, 7/1/45, Pool #AS5365	1,132,337
15,945	3.50%, 8/1/45, Pool #AZ4844	16,783
11,872	3.50%, 8/1/45, Pool #AZ4838	12,496
96,430	4.00%, 9/1/45, Pool #AZ5735	103,327
207,403	4.00%, 10/1/45, Pool #AL7443	225,548
625,371	3.50%, 10/1/45, Pool #AZ4777	659,545
703,291	4.00%, 10/1/45, Pool #AS5949	764,278
60,819	4.00%, 10/1/45, Pool #AZ9243	66,280
839,277	4.00%, 10/1/45, Pool #AZ8885	899,435
148,840	4.00%, 10/1/45, Pool #AL7442	162,205
435,420	4.50%, 10/1/45, Pool #AL7660	486,037
383,745	4.50%, 10/1/45, Pool #AS5952	427,834
338,036	4.00%, 10/1/45, Pool #AS6009	368,387
455,907	4.00%, 10/1/45, Pool #AS6008	496,842
272,841	4.50%, 10/1/45, Pool #AL7661	303,110
251,955	4.00%, 10/1/45, Pool #AZ2670	269,473
48,017	4.00%, 10/1/45, Pool #AZ1097	51,459
80,342	4.00%, 10/1/45, Pool #BA2878	86,661
85,664	4.00%, 10/1/45, Pool #BA2879	92,619
568,832	4.00%, 10/1/45, Pool #AZ4782	611,351
80,714	4.00%, 10/1/45, Pool #BA2877	87,094
74,816	4.00%, 10/1/45, Pool #AZ9244	81,362
33,872	4.50%, 11/1/45, Pool #AS6233	37,151
85,180	4.50%, 11/1/45, Pool #AL7747	94,276
297,313	4.50%, 11/1/45, Pool #AS6234	332,476
227,498	4.00%, 11/1/45, Pool #BA2904	245,690
345,427	4.50%, 11/1/45, Pool #AS6230	385,113
108,920	4.00%, 11/1/45, Pool #BA3523	116,493
629,384	4.00%, 11/1/45, Pool #BA2889	674,498
919,151	3.50%, 11/1/45, Pool #AS6183	973,239
367,951	4.00%, 11/1/45, Pool #BA2905	396,889

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$105,631	4.00%, 12/1/45, Pool #BA2924	$113,460
227,693	4.00%, 12/1/45, Pool #BA4737	245,517
460,781	3.50%, 12/1/45, Pool #AS6280	487,896
191,728	4.00%, 12/1/45, Pool #BA4736	206,884
2,357,084	3.50%, 12/1/45, Pool #AS6332	2,472,500
265,802	4.00%, 1/1/46, Pool #BA4781	286,805
446,657	4.00%, 1/1/46, Pool #BA3107	477,703
999,922	3.50%, 2/1/46, Pool #MA2549	1,048,884
3,397,500	3.50%, 4/25/46, TBA	3,562,199
1,200,000	2.50%, 4/25/46, TBA	1,195,390
2,300,000	6.00%, 5/25/46, TBA	2,620,270

		142,630,820

Government National Mortgage Association (8.1%)
41,344	4.50%, 9/15/33, Pool #615516	45,350
149,273	5.00%, 12/15/33, Pool #783571	167,079
42,190	6.50%, 8/20/38, Pool #4223	49,702
51,449	6.50%, 10/15/38, Pool #673213	63,285
23,789	6.50%, 11/20/38, Pool #4292	27,439
45,664	6.50%, 12/15/38, Pool #782510	52,272
463,198	5.00%, 1/15/39, Pool #782557	519,510
324,011	5.00%, 4/15/39, Pool #782619	360,839
31,853	5.00%, 6/15/39, Pool #782696	35,543
238,150	5.00%, 10/20/39, Pool #4559	263,773
26,252	4.50%, 12/20/39, Pool #G24598	28,573
73,427	4.50%, 1/15/40, Pool #728627	80,158
32,225	4.50%, 1/20/40, Pool #4617	35,074
25,663	4.50%, 2/20/40, Pool #G24636	27,932
177,582	5.00%, 5/15/40, Pool #782958	196,981
1,844	4.50%, 5/20/40, Pool #G24696	2,007
188,435	4.50%, 7/15/40, Pool #745793	205,281
63,832	4.50%, 8/20/40, Pool #4771	69,476
36,785	4.00%, 9/20/40, Pool #G24800	39,643
327,011	4.50%, 10/15/40, Pool #783609	356,724
68,843	4.00%, 10/20/40, Pool #G24833	74,192
970,375	4.00%, 12/20/40, Pool #G24882	1,045,820
399,548	4.00%, 1/15/41, Pool #759138	427,785
732,202	4.00%, 1/20/41, Pool #004922	789,146
94,161	4.50%, 2/15/41, Pool #738019	102,511
12,520	4.00%, 2/20/41, Pool #4945	13,493
320,967	4.00%, 3/15/41, Pool #762838	344,057
17,716	5.00%, 4/20/41, Pool #5018	19,587
302,664	4.50%, 6/20/41, Pool #783590	329,427
38,835	5.00%, 6/20/41, Pool #5083	42,938
682,157	4.50%, 7/20/41, Pool #5115	742,476
202,407	4.50%, 7/20/41, Pool #783584	220,305
117,656	4.50%, 7/20/41, Pool #754367	126,379
20,090	5.00%, 7/20/41, Pool #5116	22,212
218,260	4.50%, 11/15/41, Pool #783610	238,092
88,778	4.50%, 11/20/41, Pool #5234	96,628
1,112,876	3.50%, 12/20/41, Pool #5258	1,179,171
148,151	3.50%, 10/20/42, Pool #MA0462	157,004
147,511	3.50%, 1/20/43, Pool #MA0699	156,326
65,915	4.00%, 7/20/43, Pool #MA1158	70,826
54,049	4.00%, 8/20/44, Pool #AJ2723	58,486
25,814	4.00%, 8/20/44, Pool #AJ4687	27,921
71,331	4.00%, 8/20/44, Pool #AI4167	77,191
22,336	4.00%, 8/20/44, Pool #AI4166	24,297
501,108	4.50%, 10/20/44, Pool #MA2305	538,343
2,632,969	4.50%, 11/20/44, Pool #MA2373	2,828,132
5,876,531	3.00%, 7/20/45, Pool #MA2960	6,095,388
2,716,876	3.00%, 9/20/45, Pool #MA3104	2,818,059
6,904,726	4.00%, 9/20/45, Pool #MA3106	7,388,794
4,258,501	4.00%, 10/20/45, Pool #MA3174	4,558,495
2,100,000	3.50%, 4/15/46, TBA	2,215,828
1,100,000	3.00%, 4/15/46, TBA	1,137,469

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$1,969,000	4.00%, 4/15/46, TBA	$2,105,292
500,000	5.00%, 4/15/46, TBA	551,328
400,000	4.50%, 4/15/46, TBA	434,812
12,370,000	3.50%, 5/20/46, TBA	13,046,483

		52,731,334

Total U.S. Government Agency Mortgages (Cost $243,335,331)		246,659,145

U.S. Treasury Obligations (23.3%):
U.S. Treasury Bonds (3.6%)
2,775,000	3.75%, 8/15/41	3,420,837
15,000	2.50%, 2/15/45	14,626
22,325,000	2.50%, 2/15/46^	21,767,746

		25,203,209

U.S. Treasury Inflation Index Bonds (0.1%)
770,000	0.75%, 2/15/45	749,502

U.S. Treasury Inflation Index Notes (0.5%)
1,155,000	0.38%, 7/15/25^	1,179,088
2,025,000	0.63%, 1/15/26^	2,110,793

		3,289,881

U.S. Treasury Notes (19.1%)
44,482,500	0.75%, 2/28/18^	44,492,907
8,925,000	1.00%, 3/15/19^	8,959,861
800,000	3.63%, 2/15/20	878,125
1,190,000	1.38%, 2/29/20	1,203,063
8,110,000	1.63%, 6/30/20^	8,270,935
2,645,000	2.00%, 9/30/20	2,741,603
17,325,000	1.38%, 1/31/21	17,449,532
1,315,000	1.13%, 2/28/21^	1,309,606
23,800,000	1.25%, 3/31/21	23,821,372
12,050,000	1.50%, 2/28/23	12,016,462
2,930,000	1.63%, 3/31/23	2,920,387
10,670,000	1.63%, 2/15/26^	10,516,619

		134,580,472

Total U.S. Treasury Obligations (Cost $162,778,465)		163,823,064

Securities Held as Collateral for Securities on Loan (11.8%):
82,924,235	AZL Enhanced Bond Index Fund Securities Lending Collateral Account(e)	82,924,235

Total Securities Held as Collateral for Securities on Loan (Cost $82,924,235)		82,924,235

Shares		Fair Value
Unaffiliated Investment Company (5.4%):
38,010,264	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(d)	38,010,264

Total Unaffiliated Investment Company (Cost $38,010,264)		38,010,264

Total Investment Securities (Cost $826,465,830)(f) - 117.4%		831,495,043
Net other assets (liabilities) - (17.4)%		(128,227,150)

Net Assets - 100.0%		$703,267,893

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Percentages indicated are based on net assets as of March 31, 2016.

MTN	-	Medium Term Note
REMIC	-	Real Estate Mortgage Investment Conduit
Re-REMIC	-	Restructured Real Estate Mortgage Investment Conduit
TBA	-	To Be Announced Security

^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $81,194,521.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at March 31, 2016. The date presented represents the final maturity date.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2016. The total of all such securities represent 0.02% of the net assets of the fund.
(d)	The rate represents the effective yield at March 31, 2016.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(f)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Securities Sold Short (-8.2%):
Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Federal Home Loan Mortgage Corporation, TBA	3.00%	4/15/31	$(2,670,000)	$(2,776,383)	$(2,791,193)	$(14,810)
Federal Home Loan Mortgage Corporation, TBA	2.50%	4/15/31	(1,832,000)	(1,869,320)	(1,880,631)	(11,311)
Federal Home Loan Mortgage Corporation, TBA	4.50%	4/15/46	(77,000)	(83,340)	(83,640)	(300)
Federal Home Loan Mortgage Corporation, TBA	5.00%	5/15/46	(1,840,000)	(2,019,113)	(2,018,846)	267
Federal Home Loan Mortgage Corporation, TBA	5.00%	4/15/46	(960,000)	(1,053,000)	(1,054,811)	(1,811)
Federal National Mortgage Association, TBA	5.00%	5/25/46	(1,040,000)	(1,146,975)	(1,149,363)	(2,388)
Federal National Mortgage Association, TBA	5.50%	4/25/46	(370,000)	(414,747)	(414,915)	(168)
Federal National Mortgage Association, TBA	5.50%	5/25/46	(1,530,000)	(1,710,492)	(1,713,340)	(2,848)
Federal National Mortgage Association, TBA	3.00%	5/25/46	(2,510,000)	(2,560,592)	(2,569,416)	(8,824)
Federal National Mortgage Association, TBA	3.50%	4/25/31	(14,863,000)	(15,647,952)	(15,695,475)	(47,523)
Federal National Mortgage Association, TBA	3.00%	4/25/31	(464,000)	(482,271)	(484,662)	(2,391)
Federal National Mortgage Association, TBA	3.00%	4/25/46	(6,905,000)	(7,051,158)	(7,083,019)	(31,861)
Federal National Mortgage Association, TBA	4.50%	5/25/46	(37,000)	(40,110)	(40,214)	(104)
Federal National Mortgage Association, TBA	5.00%	4/25/46	(370,000)	(409,139)	(409,313)	(174)
Federal National Mortgage Association, TBA	4.00%	4/25/31	(2,100,000)	(2,186,953)	(2,188,014)	(1,061)
Federal National Mortgage Association, TBA	4.00%	4/25/46	(1,573,000)	(1,676,094)	(1,680,652)	(4,558)
Government National Mortgage Association, TBA	4.50%	4/20/46	(2,845,000)	(3,054,819)	(3,054,374)	445
Government National Mortgage Association, TBA	4.00%	4/20/46	(9,942,000)	(10,603,145)	(10,627,454)	(24,309)
Government National Mortgage Association, TBA	3.00%	4/20/46	(2,477,000)	(2,539,699)	(2,565,872)	(26,173)

				$(57,325,302)	$(57,505,204)	$(179,902)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 30-Year Bond June Futures	Short	6/21/16	(17)	$(2,795,438)	$15,110
U.S. Treasury 5-Year Note June Futures	Short	6/30/16	(46)	(5,573,547)	637
90-day Eurodollar June Futures	Short	6/13/16	(14)	(3,475,850)	(3,869)
Ultra Long Term U.S. Treasury Bond June Futures	Long	6/21/16	37	6,383,656	38,974
U.S. Treasury 2-Year Note June Futures	Long	6/30/16	386	84,437,500	8,681
U.S. Treasury 10-Year Note June Futures	Long	6/21/16	51	6,649,922	32,883

Total					$92,416

See accompanying notes to the schedules of portfolio investments.

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (97.9%):
Aerospace & Defense (2.1%):
57,275	Curtiss-Wright Corp.^	$4,333,999
41,950	Hexcel Corp.^	1,833,635

		6,167,634

Auto Components (1.0%):
60,025	Tenneco, Inc.*^	3,091,888

Banks (16.2%):
48,800	Chemical Financial Corp.^	1,741,672
436,525	F.N.B. Corp.^	5,679,190
133,278	Flushing Financial Corp.	2,881,470
170,125	Great Western Bancorp, Inc.^	4,639,309
210,325	Hilltop Holdings, Inc.*^	3,970,936
144,225	MB Financial, Inc.^	4,680,101
169,500	Popular, Inc.	4,849,394
243,478	Synovus Financial Corp.^	7,038,948
202,350	Talmer Bancorp, Inc., Class A	3,660,512
298,100	Umpqua Holdings Corp.^	4,727,866
103,550	Western Alliance Bancorp*	3,456,499

		47,325,897

Biotechnology (0.6%):
47,975	Emergent Biosolutions, Inc.*	1,743,891

Capital Markets (0.8%):
272,775	BGC Partners, Inc., Class A^	2,468,614

Chemicals (0.9%):
161,175	Olin Corp.^	2,799,610

Commercial Services & Supplies (2.7%):
246,275	R.R. Donnelley & Sons Co.	4,038,910
34,925	UniFirst Corp.^	3,811,016

		7,849,926

Communications Equipment (0.8%):
130,600	Ciena Corp.*^	2,484,012

Construction Materials (0.9%):
136,896	Summit Materials, Inc., Class A*^	2,662,627

Containers & Packaging (0.6%):
48,675	Berry Plastics Group, Inc.*^	1,759,601

Diversified Consumer Services (1.4%):
213,025	Houghton Mifflin Harcourt Co.*	4,247,719

Electric Utilities (3.1%):
49,325	Pinnacle West Capital Corp.	3,702,828
138,400	Portland General Electric Co.^	5,465,415

		9,168,243

Electronic Equipment, Instruments & Components (3.0%):
186,125	Benchmark Electronics, Inc.*	4,290,181
29,875	ePlus, Inc.*^	2,405,236
22,625	SYNNEX Corp.^	2,094,849

		8,790,266

Energy Equipment & Services (0.7%):
481,175	McDermott International, Inc.*^	1,968,006

Food Products (1.5%):
46,500	Snyders-Lance, Inc.^	1,463,820
33,150	TreeHouse Foods, Inc.*^	2,875,763

		4,339,583

Gas Utilities (2.2%):
27,900	Atmos Energy Corp.^	2,071,854
66,400	Laclede Group, Inc. (The)^	4,498,600

		6,570,454

Health Care Equipment & Supplies (1.2%):
30,200	Integra LifeSciences Holdings Corp.*	2,034,272
92,646	Wright Medical Group NV*	1,537,924

		3,572,196

Health Care Providers & Services (3.2%):
27,325	AmSurg Corp.*	2,038,445

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
67,000	Capital Senior Living Corp.*	$1,240,840
92,850	Owens & Minor, Inc.^	3,752,996
27,400	WellCare Health Plans, Inc.*^	2,541,350

		9,573,631

Hotels, Restaurants & Leisure (0.5%):
57,000	Diamond Resorts International, Inc.*	1,385,100

Household Durables (1.4%):
32,925	Tempur Sealy International, Inc.*^	2,001,511
114,925	WCI Communities, Inc.*^	2,135,306

		4,136,817

Household Products (1.7%):
67,300	Energizer Holdings, Inc.^	2,726,323
20,275	Spectrum Brands Holdings, Inc.^	2,215,652

		4,941,975

Insurance (8.6%):
72,379	Argo Group International Holdings, Ltd.	4,153,831
61,475	Aspen Insurance Holdings, Ltd.^	2,932,358
218,500	CNO Financial Group, Inc.^	3,915,520
126,500	First American Financial Corp.^	4,820,914
38,800	Hanover Insurance Group, Inc. (The)^	3,500,536
269,825	Maiden Holdings, Ltd.^	3,491,535
56,200	Validus Holdings, Ltd.	2,652,078

		25,466,772

Internet Software & Services (0.6%):
79,825	Q2 Holdings, Inc.*^	1,918,993

IT Services (1.6%):
129,425	Evertec, Inc.	1,809,362
56,575	Science Applications International Corp.	3,017,711

		4,827,073

Machinery (4.9%):
137,225	Actuant Corp., Class A^	3,390,829
114,625	Barnes Group, Inc.^	4,015,313
52,025	Colfax Corp.*^	1,487,395
304,225	Mueller Water Products, Inc., Class A^	3,005,743
51,275	Woodward, Inc.^	2,667,326

		14,566,606

Media (3.0%):
128,450	Sinclair Broadcast Group, Inc., Class A^	3,949,837
101,475	Starz - Liberty Capital*	2,671,837
55,650	Tribune Media Co., Class A^	2,134,178

		8,755,852

Multiline Retail (1.3%):
82,150	Big Lots, Inc.^	3,720,574

Multi-Utilities (0.6%):
64,975	TECO Energy, Inc.^	1,788,762

Oil, Gas & Consumable Fuels (3.1%):
332,850	Cobalt International Energy, Inc.*^	988,565
92,575	Newfield Exploration Co.*^	3,078,119
103,275	PBF Energy, Inc., Class A^	3,428,729
219,650	WPX Energy, Inc.*^	1,535,354

		9,030,767

Pharmaceuticals (0.6%):
58,350	Medicines Co. (The)*^	1,853,780

Professional Services (1.9%):
28,600	Dun & Bradstreet Corp.^	2,948,088
77,400	FTI Consulting, Inc.*	2,748,474

		5,696,562

Continued

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs) (14.5%):
71,350	Colony Financial, Inc.^	$1,196,540
102,560	Colony Starwood Homes^	2,538,360
106,400	EPR Properties^	7,088,367
160,000	First Industrial Realty Trust, Inc.^	3,638,400
228,675	First Potomac Realty Trust^	2,071,796
135,650	Healthcare Realty Trust, Inc.	4,190,228
101,000	Highwoods Properties, Inc.^	4,828,809
188,025	Invesco Mortgage Capital, Inc.^	2,290,145
118,725	Kite Realty Group Trust	3,289,870
89,350	LaSalle Hotel Properties^	2,261,449
232,050	Lexington Realty Trust^	1,995,630
152,587	New Residential Investment Corp.	1,774,587
74,075	STAG Industrial, Inc.^	1,508,167
54,000	Sun Communities, Inc.^	3,866,939

		42,539,287

Road & Rail (0.9%):
43,825	Knight Transportation, Inc.^	1,146,024
54,925	Werner Enterprises, Inc.^	1,491,763

		2,637,787

Semiconductors & Semiconductor Equipment (2.4%):
170,050	Brooks Automation, Inc.^	1,768,520
31,400	Cavium, Inc.*^	1,920,424
147,875	Cypress Semiconductor Corp.^	1,280,598
58,275	MKS Instruments, Inc.^	2,194,053

		7,163,595

Software (0.6%):
103,500	Infoblox, Inc.*^	1,769,850

Thrifts & Mortgage Finance (2.9%):
60,475	Flagstar Bancorp, Inc.*^	1,297,794
204,875	Radian Group, Inc.^	2,540,450
146,625	WSFS Financial Corp.^	4,768,245

		8,606,489

Tobacco (0.7%):
90,871	Vector Group, Ltd.^	2,075,494

Trading Companies & Distributors (1.4%):
30,575	MSC Industrial Direct Co., Inc., Class A^	2,333,178
32,650	WESCO International, Inc.*	1,784,976

		4,118,154

Water Utilities (1.8%):
168,525	Aqua America, Inc.	5,362,466

Total Common Stocks (Cost $269,499,499)		288,946,553

Contracts, Shares, Notional Amount or Principal Amount		Fair Value

Securities Held as Collateral for Securities on Loan (28.9%):
$85,478,743	AZL Federated Clover Small Value Fund Securities Lending Collateral Account(a)	85,478,743

Total Securities Held as Collateral for Securities on Loan (Cost $85,478,743)		85,478,743

Unaffiliated Investment Company (2.4%):
7,088,948	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(b)	7,088,948

Total Unaffiliated Investment Company (Cost $7,088,948)		7,088,948

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Unaffiliated Investment Company (continued)
Total Investment Securities
(Cost $362,067,190)(c) - 129.2%	$381,514,244
Net other assets (liabilities) - (29.2)%	(86,219,892)

Net Assets - 100.0%	$295,294,352

Percentages indicated are based on net assets as of March 31, 2016.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $83,550,206.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(b)	The rate represents the effective yield at March 31, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (60.4%):
Aerospace & Defense (1.6%):
278,456	BAE Systems plc	$2,029,093
19,530	BE Aerospace, Inc.	900,724
6,360	Boeing Co. (The)^	807,338
14,268	Huntington Ingalls Industries, Inc.	1,953,860
9,765	KLX, Inc.*^	313,847
7,200	Lockheed Martin Corp.	1,594,800
13,870	Raytheon Co.	1,700,878
21,500	United Technologies Corp.	2,152,150

		11,452,690

Air Freight & Logistics (0.1%):
230	CEVA Group plc*(a)	91,860
8,200	United Parcel Service, Inc., Class B	864,854

		956,714

Airlines (0.5%):
214,010	Deutsche Lufthansa AG, Registered Shares*	3,459,075

Auto Components (0.3%):
20,171	Compagnie Generale des Establissements Michelin SCA, Class B	2,058,842

Automobiles (1.9%):
10,800	Daimler AG, Registered Shares	827,831
100,000	Ford Motor Co.^	1,350,000
149,622	General Motors Co.	4,702,619
26,429	Hero MotoCorp, Ltd.	1,175,464
21,088	Hyundai Motor Co.	2,811,534
247,800	Nissan Motor Co., Ltd.	2,286,804

		13,154,252

Banks (6.9%):
85,800	Bangkok Bank Public Co., Ltd.	438,983
521,600	Barclays plc	1,115,533
44,020	BNP Paribas SA	2,206,922
52,422	CIT Group, Inc.	1,626,655
133,270	Citigroup, Inc.	5,564,022
100,182	Citizens Financial Group, Inc.	2,098,813
5,267	Columbia Banking System, Inc.	157,589
183,220	Credit Agricole SA	1,975,773
120,800	DBS Group Holdings, Ltd.	1,378,263
1,251	FCB Financial Holdings, Inc., Class A*	41,608
352,952	HSBC Holdings plc	2,197,726
208,852	ING Groep NV	2,514,527
110,910	JPMorgan Chase & Co.	6,568,089
65,384	KB Financial Group, Inc.	1,820,864
48,722	PNC Financial Services Group, Inc.	4,120,420
9,100	Royal Bank of Canada	524,375
355,302	Standard Chartered plc	2,390,434
100,413	SunTrust Banks, Inc.	3,622,901
8,000	Toronto-Dominion Bank (The)	345,357
34,500	U.S. Bancorp	1,400,355
611,281	UniCredit SpA	2,201,749
71,301	Wells Fargo & Co.	3,448,116

		47,759,074

Beverages (0.8%):
2,900	Anheuser-Busch InBev NV, ADR	361,514
48,324	PepsiCo, Inc.	4,952,244

		5,313,758

Biotechnology (0.7%):
21,560	Amgen, Inc.	3,232,491
17,440	Gilead Sciences, Inc.	1,602,038

		4,834,529

Shares		Fair Value
Common Stocks, continued
Capital Markets (0.6%):
12,500	Charles Schwab Corp. (The)	$350,250
132,945	Credit Suisse Group AG	1,879,686
69,020	Morgan Stanley	1,726,190

		3,956,126

Chemicals (1.4%):
8,370	Agrium, Inc.^	738,987
25,368	AkzoNobel NV	1,723,504
28,500	BASF SE	2,148,597
66,470	Dow Chemical Co. (The)	3,380,664
1,054	E.I. du Pont de Nemours & Co.	66,739
29,610	FMC Corp.^	1,195,356
35,000	Mosaic Co. (The)^	945,000

		10,198,847

Commercial Services & Supplies (0.4%):
28,550	Republic Services, Inc., Class A	1,360,408
451,198	Serco Group plc*	660,750
16,210	Waste Management, Inc.	956,390

		2,977,548

Communications Equipment (1.5%):
243,029	Cisco Systems, Inc.	6,919,036
178,154	Nokia Oyj	1,058,146
141,172	Nokia Oyj, ADR	834,327
111,640	Telefonaktiebolaget LM Ericsson, B Shares	1,117,205

		9,928,714

Construction & Engineering (0.2%):
32,249	FLSmidth & Co. A/S*^	1,347,174

Construction Materials (0.6%):
88,728	CRH plc	2,499,534
27,052	LafargeHolcim, Ltd., Registered Shares	1,271,640

		3,771,174

Consumer Finance (0.6%):
44,980	Ally Financial, Inc.*^	842,026
16,030	American Express Co.^	984,242
31,890	Capital One Financial Corp.	2,210,296

		4,036,564

Containers & Packaging (0.6%):
58,048	International Paper Co.^	2,382,290
39,259	WestRock Co.^	1,532,279

		3,914,569

Diversified Financial Services (0.1%):
29,880	Voya Financial, Inc.	889,528

Diversified Telecommunication Services (1.4%):
14,000	BCE, Inc.	638,118
29,820	China Telecom Corp., Ltd., ADR^	1,565,848
403,330	Koninklijke (Royal) KPN NV	1,684,758
596,820	Singapore Telecommunications, Ltd.	1,691,287
237,721	Telefonica SA	2,656,816
84,310	Telstra Corp., Ltd.	343,583
33,000	Verizon Communications, Inc.	1,784,640

		10,365,050

Electric Utilities (0.8%):
18,897	Duke Energy Corp.^	1,524,610
13,900	Exelon Corp.	498,454
30,430	PG&E Corp.	1,817,279
17,460	Southern Co. (The)	903,206
16,890	Xcel Energy, Inc.	706,340

		5,449,889

Energy Equipment & Services (1.1%):
74,439	Baker Hughes, Inc.	3,262,661
88,843	Halliburton Co.	3,173,472

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
5,000	Schlumberger, Ltd.	$368,750
15,040	Technip-Coflexip SA	831,510

		7,636,393

Food & Staples Retailing (1.8%):
22,357	CVS Health Corp.	2,319,092
54,095	Kroger Co. (The)	2,069,134
60,010	Metro AG	1,856,237
114,562	Rite Aid Corp.*	933,680
786,534	Tesco plc*	2,164,369
33,253	Walgreens Boots Alliance, Inc.	2,801,232

		12,143,744

Food Products (0.1%):
12,500	Nestle SA, Registered Shares	933,758

Health Care Equipment & Supplies (1.9%):
105,040	Getinge AB, B Shares^	2,411,299
108,570	Medtronic plc	8,142,750
27,928	Stryker Corp.^	2,996,395

		13,550,444

Health Care Providers & Services (0.1%):
6,936	Cigna Corp.	951,897

Household Products (0.1%):
9,153	Energizer Holdings, Inc.^	370,788

Independent Power and Renewable Electricity Producers (0.1%):
61,463	NRG Energy, Inc.^	799,634

Industrial Conglomerates (1.1%):
124,820	General Electric Co.	3,968,028
19,980	Siemens AG, Registered Shares	2,117,335
573,000	Toshiba Corp.*^	1,111,401

		7,196,764

Insurance (3.9%):
346,031	AEGON NV	1,894,298
5,513	Alleghany Corp.*	2,735,551
34,503	Allstate Corp. (The)	2,324,467
112,126	American International Group, Inc.	6,060,410
70,913	AXA SA	1,666,853
721,000	China Life Insurance Co., Ltd.	1,767,380
30,397	Chubb, Ltd.	3,621,803
80,301	MetLife, Inc.	3,528,426
980	White Mountains Insurance Group, Ltd.	786,548
78,470	XL Group plc	2,887,696

		27,273,432

Internet Software & Services (0.3%):
2,990	Alphabet, Inc., Class A*	2,281,071

IT Services (0.4%):
228,630	Xerox Corp.	2,551,511

Life Sciences Tools & Services (0.1%):
35,770	QIAGEN NV*	792,854

Machinery (0.9%):
31,508	Caterpillar, Inc.	2,411,622
123,064	CNH Industrial NV	836,382
13,500	Deere & Co.^	1,039,365
3,788	Federal Signal Corp.	50,229
5,000	Illinois Tool Works, Inc.^	512,200
104,536	Navistar International Corp.*^	1,308,791

		6,158,589

Marine (0.2%):
1,355	A.P. Moeller - Maersk A/S, Class B	1,768,416

Shares		Fair Value
Common Stocks, continued
Media (3.2%):
31,150	Cablevision Systems Corp., Class A	$1,027,950
46,955	CBS Corp., Class B	2,586,751
51,890	Comcast Corp., Class A	3,169,441
132,414	Reed Elsevier plc	2,451,816
154,081	Sky plc	2,257,620
25,011	Time Warner Cable, Inc., Class A	5,117,751
19,999	Time Warner, Inc., Class A	1,450,927
5,216	Tribune Co.#*(a)(b)	—
69,560	Twenty-First Century Fox, Inc.	1,939,333
93,034	Twenty-First Century Fox, Inc., Class B	2,623,559

		22,625,148

Metals & Mining (1.1%):
65,240	BHP Billiton plc	736,464
83,495	Freeport-McMoRan Copper & Gold, Inc.	863,338
1,043,340	Glencore International plc	2,347,839
105,428	MMC Norilsk Nickel PJSC, ADR	1,366,347
60,000	Rio Tinto plc, Registered Shares, ADR^	1,696,200
53,005	ThyssenKrupp AG	1,101,130

		8,111,318

Multiline Retail (0.5%):
34,700	Macy’s, Inc.	1,529,923
7,000	Nordstrom, Inc.^	400,470
19,500	Target Corp.	1,604,460

		3,534,853

Multi-Utilities (0.4%):
18,000	Dominion Resources, Inc.^	1,352,160
11,560	Public Service Enterprise Group, Inc.	544,938
11,070	Sempra Energy	1,151,834

		3,048,932

Oil, Gas & Consumable Fuels (6.0%):
23,119	Anadarko Petroleum Corp.	1,076,652
70,554	Apache Corp.^	3,443,741
572,595	BP plc	2,868,349
60,765	BP plc, ADR	1,833,888
0	California Resources Corp.	0
335,500	Chesapeake Energy Corp.^	1,382,260
55,220	Chevron Corp.	5,267,987
62,679	CONSOL Energy, Inc.^	707,646
112,900	ENI SpA	1,706,200
133,850	Galp Energia SGPS SA	1,679,920
131,710	Kinder Morgan, Inc.	2,352,341
1,981,100	Kunlun Energy Co., Ltd.	1,722,814
157,622	Marathon Oil Corp.	1,755,909
13,000	Occidental Petroleum Corp.	889,590
202,726	Petroleo Brasileiro SA, ADR*^	918,349
93,709	Royal Dutch Shell plc, ADR	4,540,201
88,080	Royal Dutch Shell plc, A Shares	2,132,716
53,258	Royal Dutch Shell plc, A Shares	1,284,593
131,235	Royal Dutch Shell plc, B Shares	3,195,742
41,240	Total SA, ADR^	1,873,121
48,460	Total SA	2,203,680
50,468	Williams Cos., Inc. (The)	811,021

		43,646,720

Personal Products (0.1%):
9,153	Edgewell Personal Care Co.	737,091

Pharmaceuticals (5.5%):
9,187	Allergan plc*	2,462,392
33,500	AstraZeneca plc	1,870,228
11,204	Bristol-Myers Squibb Co.	715,712

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
93,101	Eli Lilly & Co.	$6,704,203
17,292	GlaxoSmithKline plc	350,319
154,684	Merck & Co., Inc.	8,184,329
20,070	Merck KGaA	1,673,125
38,994	Novartis AG, ADR	2,824,725
81,440	Pfizer, Inc.^	2,413,882
15,810	Roche Holding AG	3,880,925
48,500	Sanofi-Aventis SA, ADR	1,947,760
15,900	Sanofi-Aventis SA	1,278,519
94,166	Teva Pharmaceutical Industries, Ltd., ADR	5,038,823

		39,344,942

Real Estate Investment Trusts (REITs) (0.1%):
2,556	Alexander’s, Inc.^	972,686

Real Estate Management & Development (0.0%):
2,292	Forestar Group, Inc.*	29,888

Road & Rail (0.1%):
13,000	Union Pacific Corp.	1,034,150

Semiconductors & Semiconductor Equipment (0.6%):
10,000	Analog Devices, Inc.^	591,900
48,140	Intel Corp.	1,557,329
15,000	QUALCOMM, Inc.	767,100
19,910	Texas Instruments, Inc.^	1,143,232

		4,059,561

Software (3.0%):
80,058	CA, Inc.^	2,464,986
251,658	Microsoft Corp.	13,899,071
75,740	Oracle Corp.	3,098,523
143,148	Symantec Corp.	2,631,060

		22,093,640

Specialty Retail (0.5%):
331,882	Kingfisher plc	1,790,844
158,720	Office Depot, Inc.*	1,126,912

		2,917,756

Technology Hardware, Storage & Peripherals (2.9%):
30,009	Apple, Inc.	3,270,680
93,300	EMC Corp.	2,486,445
149,830	Hewlett Packard Enterprise Co.	2,656,486
149,830	HP, Inc.	1,845,906
166,600	Konica Minolta Holdings, Inc.	1,414,616
7,331	Samsung Electronics Co., Ltd.	8,410,268

		20,084,401

Textiles, Apparel & Luxury Goods (0.3%):
32,680	Michael Kors Holdings, Ltd.*^	1,861,453

Tobacco (1.8%):
42,441	Altria Group, Inc.	2,659,353
65,907	British American Tobacco plc	3,859,002
51,028	Imperial Tobacco Group plc	2,824,433
12,111	Philip Morris International, Inc.	1,188,210
44,703	Reynolds American, Inc.^	2,249,008

		12,780,006

Wireless Telecommunication Services (1.2%):
49,000	China Mobile, Ltd.	546,249
41,200	SoftBank Group Corp.	1,956,611
172,550	Turkcell Iletisim Hizmetleri AS, ADR	1,813,501
1,092,487	Vodafone Group plc	3,481,566

		7,797,927

Total Common Stocks (Cost $407,512,377)		424,913,884

Shares		Fair Value
Preferred Stocks (0.9%):
Banks (0.1%):
85,000	Citigroup, Inc.(c)	$1,161,100
416	Wells Fargo & Co., Series L, Class A, 0.12%	501,280

		1,662,380

Capital Markets (0.2%):
32,000	Goldman Sachs Group, Inc., 1.00%, 5/3/16(c)	949,536
10,000	Morgan Stanley, Series I, 0.98%^	260,700

		1,210,236

Electric Utilities (0.2%):
20,000	NextEra Energy, Inc. Preferred Shares, 5.12%^	1,202,200

Metals & Mining (0.1%):
20,000	Alcoa, Inc., Series 1, 5.38%, 10/1/17^	659,800

Multi-Utilities (0.1%):
9,300	Dominion Resources, Inc., 0.00%^	467,790

Pharmaceuticals (0.2%):
500	Allergan plc, Series A, 5.50%, 3/1/18	459,570
1,000	Teva Pharmaceutical Industries PFD, 0.13%	883,940

		1,343,510

Total Preferred Stocks (Cost $6,807,389)		6,545,916

Convertible Preferred Stocks (0.2%):
Air Freight & Logistics (0.0%):
49	CEVA Group plc, Series A-2(a)	19,420
6	CEVA Group plc, Series A-1(a)	3,150

		22,570

Banks (0.2%):
800	Bank of America Corp., Series L, 7.25%, 12/31/49	910,400

Multi-Utilities (0.0%):
2,500	Dominion Resources, Inc., Series A, 6.13%, 4/1/16^	147,075
2,500	Dominion Resources, Inc., Series B, 6.00%, 7/1/16^	145,375

		292,450

Real Estate Investment Trusts (REITs) (0.0%):
2,500	FelCor Lodging Trust, Inc., Series A, 0.71%	63,047

Total Convertible Preferred Stocks (Cost $958,391)		1,288,467

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (0.2%):
Automobiles (0.1%):
$500,000	Fiat Chrysler Automobiles NV, Series FCAU, 7.88%, 12/15/16	366,250

Oil, Gas & Consumable Fuels (0.1%):
2,000,000	Cobalt International Energy, Inc., 3.13%, 5/15/24	805,000

Total Convertible Bonds (Cost $2,500,000)		1,171,250

Floating Rate Loans (0.7%):
Air Freight & Logistics (0.1%):
1,000,000	Xpo Logistics, Inc., 0.00%, 10/30/21(d)	1,002,500

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Capital Markets (0.0%):
$3,860,813	Lehman Brothers Holdings, Inc., 0.00%, 12/31/49(d)	$226,823

Electric Utilities (0.0%):
149,307	Texas Competitive Electric Holdings Co. LLC, 4.68%, 10/10/17(d)	42,553

Health Care Providers & Services (0.1%):
500,000	Vizient, Inc., 0.00%, 2/8/23(d)	502,915

Machinery (0.1%):
482,508	Navistar International Corp., 5.75%, 8/17/17(d)	439,083

Media (0.1%):
42,327	Cengage Learning Acquisitions, Inc., 7.00%, 3/31/20(d)	42,086
430,631	iHeartcommunications, Inc., 6.91%, 1/30/19(d)	298,211
138,444	iHeartcommunications, Inc., 7.66%, 7/30/19(d)	95,388

		435,685

Metals & Mining (0.0%):
459,113	Walter Energy, Inc., 5.80%, 4/1/18(d)	58,537

Oil, Gas & Consumable Fuels (0.0%):
23,369	NGPL PipeCo LLC, 6.75%, 9/15/17(d)	22,474

Real Estate Management & Development (0.1%):
367,155	Caesars Entertainment Operating Co., Inc., 9.75%, 3/1/17(d)	338,242
89,801	Caesars Entertainment Operating Co., Inc., 4.45%, 1/28/18(d)	81,663
429,156	Caesars Entertainment Operating Co., Inc., 5.45%, 1/28/18(d)	393,446

		813,351

Software (0.0%):
301,897	Avaya, Inc., 0.00%, 5/29/20(d)	200,950

Specialty Retail (0.2%):
500,000	Petco Animal Supplies Stores, Inc., 0.00%, 1/26/23(d)	499,235
58,125	Toys “R” US, 7.25%, 10/24/19(d)	58,997
46,875	Toys “R” US, 0.00%, 10/24/19(d)	47,578
1,007,869	Toys “R” US, 9.75%, 4/24/20(d)	807,554

		1,413,364

Total Floating Rate Loans (Cost $7,543,532)		5,158,235

Corporate Bonds (6.4%):
Aerospace & Defense (0.0%):
100,000	TransDigm Group, Inc., 6.00%, 7/15/22, Callable 6/15/17 @ 105	99,625
200,000	TransDigm Group, Inc., 6.50%, 7/15/24, Callable 7/15/19 @ 103	198,440

		298,065

Air Freight & Logistics (0.3%):
2,000,000	Xpo Logistics, Inc., 6.50%, 6/15/22, Callable 6/15/18 @ 103.25^(c)	1,942,500

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks (0.6%):
$500,000	Bank of America Corp., Series AA, 6.10%, 12/29/49, Callable 3/17/25 @ 100^(d)	$492,500
1,500,000	Citigroup, Inc., Series O, 5.88%, 12/29/49, Callable 1/15/18 @ 100(d)	1,449,375
1,000,000	Citigroup, Inc., Series Q, 5.95%, 12/29/49, Callable 6/1/16 @ 100(d)	957,000
250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100(d)	250,000
1,000,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/29/49, Callable 7/1/16 @ 100, Perpetual Bond^(d)	960,200
200,000	Wells Fargo & Co., Series S, 5.90%, 12/31/49, Callable 5/15/23 @ 100(d)	202,688

		4,311,763

Beverages (0.1%):
500,000	Cott Beverages, Inc., 5.38%, 7/1/22, Callable 7/1/17 @ 104.03	507,500

Capital Markets (0.2%):
1,000,000	First Eagle Investment Management, 0.00%, 12/31/22(d)	985,000
400,000	Morgan Stanley, Series J, 5.55%, 12/29/49, Callable 8/15/23 @ 100^(d)	394,300
713,000	Samson Investment Co., 9.75%, 2/15/20, Callable 5/9/16 @ 104.88	1,783

		1,381,083

Consumer Finance (0.1%):
500,000	OneMain Financial Holdings, Inc., 7.25%, 12/15/21, Callable 10/15/16 @ 103.63(c)	497,500

Containers & Packaging (0.1%):
500,000	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 12/15/17 @ 104.31	513,125
200,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 9.88%, 8/15/19, Callable 10/1/16 @ 104.94	207,125
300,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 7.88%, 8/15/19, Callable 7/1/20 @ 103.94	310,500

		1,030,750

Diversified Telecommunication Services (0.1%):
500,000	Zayo Group LLC, 6.00%, 4/1/23, Callable 4/1/18 @ 104.5	499,060

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities (0.1%):
$2,581,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20, Callable 4/1/16 @ 106(c)	$748,490

Food & Staples Retailing (0.0%):
200,000	US Foods, Inc., 8.50%, 6/30/19, Callable 4/1/16 @ 104.25	205,500

Food Products (0.0%):
161,000	JBS USA LLC / JBS USA Finance Corp., 7.25%, 6/1/21, Callable 8/15/24 @ 105.44(c)	160,356

Health Care Providers & Services (0.7%):
700,000	Community Health System, Inc., 6.88%, 2/1/22, Callable 3/27/20 @ 103.44^	631,750
565,000	Community Health Systems, Inc., 8.00%, 11/15/19, Callable 8/15/20 @ 104^	550,169
600,000	Community Health Systems, Inc., 7.13%, 7/15/20, Callable 2/1/18 @ 104	567,000
800,000	HCA, Inc., 7.50%, 2/15/22	906,000
500,000	HCA, Inc., 5.88%, 5/1/23^	524,375
1,400,000	Tenet Healthcare Corp., 8.13%, 4/1/22	1,440,250
500,000	Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78(c)	536,250

		5,155,794

Hotels, Restaurants & Leisure (0.0%):
200,000	MGM Resorts International, 6.75%, 10/1/20^	216,400

Household Durables (0.1%):
544,000	Shea Homes, LP, 5.88%, 4/1/23, Callable 4/1/18 @ 104.41(c)	536,520

Independent Power and Renewable Electricity Producers (0.5%):
1,000,000	AES Corp., 4.88%, 5/15/23, Callable 5/15/18 @ 102	962,500
500,000	Calpine Corp., 5.38%, 1/15/23, Callable 8/15/24 @ 103^	484,690
1,000,000	Calpine Corp., 5.75%, 1/15/25, Callable 10/15/19 @ 103^	960,000
1,000,000	Dynegy, Inc., 6.75%, 11/1/19, Callable 5/1/17 @ 103.38	995,000

		3,402,190

IT Services (0.2%):
1,600,000	First Data Corp., 7.00%, 12/1/23, Callable 12/1/18 @ 103.5(c)	1,616,000

Media (1.2%):
1,000,000	Dish DBS Corp., 5.88%, 7/15/22	947,500
1,000,000	Dish DBS Corp., 5.00%, 3/15/23	882,500
2,048,000	iHeartcommunications, Inc., 9.00%, 12/15/19, Callable 3/1/18 @ 104.5	1,515,519
2,000,000	iHeartcommunications, Inc., 9.00%, 3/1/21, Callable 2/15/17 @ 104.5	1,392,500

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$1,500,000	iHeartCommunications, Inc., 9.00%, 9/15/22, Callable 9/15/22 @ 106.75	$1,042,500
900,000	Neptune Finco Corp., 10.88%, 10/15/25, Callable 10/15/24 @ 105.44^(c)	978,300
200,000	Sirius XM Radio, Inc., 6.00%, 7/15/24, Callable 2/15/24 @ 103(c)	210,500
1,000,000	Univision Communications, Inc., 5.13%, 5/15/23, Callable 7/15/19 @ 102.56^(c)	995,000

		7,964,319

Metals & Mining (0.0%):
256,000	Walter Energy, Inc., 9.50%, 10/15/19, Callable 4/15/20 @ 107	32,000
223,510	Walter Energy, Inc., 11.00%, 4/1/20, Callable 1/15/19 @ 106(c)	559

		32,559

Multiline Retail (0.3%):
2,070,000	Belk, Inc., 0.00%, 12/10/22(d)	1,825,057

Oil, Gas & Consumable Fuels (0.7%):
500,000	Antero Resources Finance Corp., 5.38%, 11/1/21, Callable 11/1/16 @ 104	462,500
372,000	Bill Barrett Corp., 7.63%, 10/1/19, Callable 5/9/16 @ 103.81	247,380
500,000	Bill Barrett Corp., 7.00%, 10/15/22, Callable 10/15/17 @ 103.5	297,500
200,000	Chesapeake Energy Corp., 7.25%, 12/15/18	109,000
964,000	Chesapeake Energy Corp., 8.00%, 12/15/22, Callable 12/15/18 @ 104^(c)	472,360
350,000	Denbury Resources, Inc., 5.50%, 5/1/22, Callable 5/1/17 @ 104	157,500
500,000	Energy Transfer Equity LP, 5.50%, 6/1/27, Callable 5/1/17 @ 100^	401,250
400,000	Energy XXI Gulf Coast, Inc., 11.00%, 3/15/20, Callable 6/1/27 @ 100(c)(e)	56,000
585,000	Halcon Resources Corp., 13.00%, 2/15/22, Callable 2/15/18 @ 113(c)	174,038
1,300,000	Kinder Morgan (Delaware), Inc., 5.63%, 11/15/23, Callable 5/1/23 @ 100(c)	1,318,934
130,000	NGL Energy Partners LP, 6.88%, 10/15/21, Callable 7/15/20 @ 105.16^	76,700
469,000	NGPL PipeCo LLC, 9.63%, 6/1/19, Callable 10/15/20 @ 107.22^(c)	459,620

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$300,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24, Callable 2/15/24 @ 100	$286,500
900,000	Sanchez Energy Corp., 7.75%, 6/15/21, Callable 6/15/17 @ 104^	528,750
400,000	W&T Offshore, Inc., 8.50%, 6/15/19, Callable 5/9/16 @ 104.25^	48,000

		5,096,032

Pharmaceuticals (0.1%):
876,000	Valeant Pharmaceuticals International, Inc., 6.38%, 10/15/20, Callable 10/15/16 @ 103(c)	727,080
143,000	Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21, Callable 5/9/16 @ 103.38(c)	116,545
70,000	Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22, Callable 7/15/16 @ 103.63(c)	56,000

		899,625

Real Estate Investment Trusts (REITs) (0.1%):
1,000,000	iStar Financial, Inc., 5.00%, 7/1/19, Callable 8/15/21 @ 102.5^	960,000

Road & Rail (0.1%):
500,000	Hertz Corp., 6.75%, 4/15/19, Callable 5/9/16 @ 101.69	507,245

Software (0.2%):
333,483	Avaya, Inc., 4.67%, 10/26/17(d)	267,787
250,013	Avaya, Inc., 6.50%, 3/31/18(d)	183,134
339,000	Avaya, Inc., 7.00%, 4/1/19, Callable 5/9/16 @ 101.75^(c)	228,825
1,512,000	Avaya, Inc., 10.50%, 3/1/21, Callable 3/1/17 @ 108(c)	464,940
500,000	BMC Software Finance, Inc., 8.13%, 7/15/21, Callable 7/15/16 @ 106(c)	360,000

		1,504,686

Technology Hardware, Storage & Peripherals (0.4%):
1,000,000	Western Digital Corp., 7.38%, 4/1/23, Callable 4/1/19 @ 103.69(c)	1,020,000
1,680,000	Western Digital Corp., 10.50%, 4/1/24, Callable 4/1/19 @ 107.88(c)	1,684,200

		2,704,200

Trading Companies & Distributors (0.1%):
500,000	United Rentals, Inc., 5.75%, 11/15/24, Callable 12/1/18 @ 102.87^	500,000

Wireless Telecommunication Services (0.1%):
400,000	Sprint Communications, Inc., 9.00%, 11/15/18(c)	419,000

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$500,000	Sprint Nextel Corp., 11.50%, 11/15/21	$445,000

		864,000

Total Corporate Bonds (Cost $53,039,063)		45,367,194

Equity-Linked Securities (0.7%):
Banks (0.7%):
65,000	Citigroup, Inc., 7.50%(c)	875,381
21,000	JPMorgan Chase & Co., 6.00%(c)	861,452
21,000	Royal Bank of Canada, 6.00%(c)	1,720,379
50,000	Wells Fargo Bank NA, 7.00%(c)	1,616,284

		5,073,496

Total Equity-Linked Securities (Cost $5,110,180)		5,073,496

Foreign Bonds (15.4%):
Chemicals (0.0%):
100,000	Kerling plc, 10.63%, 2/1/17, Callable 4/30/18 @ 103+(c)	114,054

Sovereign Bonds (15.4%):
969,000	Bank Negara Monetary Notes, Series 0615, 1.83%, 4/19/16+(f)	248,413
1,200,000	Bank Negara Monetary Notes, Series 0215, 2.05%, 5/3/16+(f)	307,352
3,240,000	Bank Negara Monetary Notes, Series 0315, 2.12%, 5/12/16+(f)	829,359
1,690,000	Bank Negara Monetary Notes, Series 0415, 2.24%, 6/7/16+(f)	431,841
400,000	Bank Negara Monetary Notes, Series 0815, 2.26%, 7/5/16+(f)	102,027
5,540,000	Bank Negara Monetary Notes, Series 1115, 2.29%, 7/19/16+(f)	1,411,721
1,980,000	Bank Negara Monetary Notes, Series 0515, 2.42%, 9/15/16+(f)	502,398
1,940,000	Bank Negara Monetary Notes, Series 0715, 2.36%, 9/22/16+(f)	492,162
1,850,000	Bank Negara Monetary Notes, Series 0915, 2.39%, 10/6/16+(f)	468,853
7,320,000	Bank Negara Monetary Notes, Series 1015, 2.39%, 10/11/16+(f)	1,854,458
5,540,000	Bank Negara Monetary Notes, Series 1215, 2.40%, 10/18/16+(f)	1,402,799
75,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/16+(g)	59,493
4,180,000	Brazil Nota do Tesouro Nacional, Series NTNF, 0.13%, 1/1/17+(f)(g)	1,161,620
230,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/18+(g)	181,471
4,910,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.82%, 1/1/19+(g)	1,299,430
23,740,000	Brazil Nota do Tesouro Nacional, Series NTNF, 2.23%, 1/1/21+(f)(g)	5,942,014
910,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/22+(g)	705,128
6,250,000	Brazil Nota do Tesouro Nacional, Series NTNF, 2.05%, 1/1/23+(g)	1,514,927
140,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/45+(g)	106,937
9,077,000,000	Indonesia Government, Series FR34, 12.80%, 6/15/21+	832,297

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$4,534,000,000	Indonesia Government, Series FR53, 8.25%, 7/15/21+	$354,045
6,854,000,000	Indonesia Government, Series FR16, 7.00%, 5/15/22+	497,956
250,000,000	Indonesia Government, Series FR35, 12.90%, 6/15/22+	23,530
2,213,000,000	Indonesia Government, Series FR43, 10.25%, 7/15/22+	187,127
7,534,000,000	Indonesia Government, Series FR63, 5.63%, 5/15/23+	501,120
31,470,000,000	Indonesia Government, Series FR70, 8.38%, 3/15/24+	2,458,126
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24+	271,777
14,527,000,000	Indonesia Government, Series FR56, 8.38%, 9/15/26+	1,146,488
186,000,000	Indonesia Government, Series FR59, 7.00%, 5/15/27+	13,004
3,393,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28+	291,225
279,000,000	Indonesia Government, Series FR64, 6.13%, 5/15/28+	17,690
1,012,000,000	Indonesia Government, Series FR71, 9.00%, 3/15/29+	81,017
16,550,000,000	Indonesia Government, Series FR68, 8.38%, 3/15/34+	1,261,433
2,057,350,000	Korea Monetary Stab Bond, Series 1604, 2.80%, 4/2/16+	1,799,454
36,800,000	Korea Monetary Stab Bond, Series 0419, 1.41%, 4/19/16+(f)	32,161
1,360,900,000	Korea Monetary Stab Bond, Series 1606, 2.79%, 6/2/16+	1,192,824
202,000,000	Korea Monetary Stab Bond, Series 1606, 1.62%, 6/9/16+	176,702
107,800,000	Korea Monetary Stab Bond, Series 1607, 1.57%, 7/9/16+	94,295
1,864,600,000	Korea Monetary Stab Bond, Series 1608, 2.46%, 8/2/16+	1,635,966
1,299,000,000	Korea Monetary Stab Bond, Series 1608, 1.56%, 8/9/16+	1,136,280
193,800,000	Korea Monetary Stab Bond, Series 1609, 1.52%, 9/9/16+	169,501
608,200,000	Korea Monetary Stab Bond, Series 1610, 2.22%, 10/2/16+	533,830
363,600,000	Korea Monetary Stab Bond, Series 1610, 1.53%, 10/8/16+	318,046
1,057,800,000	Korea Monetary Stab Bond, Series 1612, 2.07%, 12/2/16+	928,643
350,300,000	Korea Monetary Stab Bond, Series 1702, 1.96%, 2/2/17+	307,620
473,700,000	Korea Monetary Stab Bond, Series 1708, 1.70%, 8/2/17+	415,478
2,845,800,000	Korea Monetary Stab Bond, Series 1710, 1.56%, 10/2/17+	2,491,804
237,200,000	Korea Monetary Stab Bond, Series 1802, 1.49%, 2/2/18+	207,528
1,254,500,000	Korea Monetary Stab Bond, Series 1611, 1.61%, 11/9/19+	1,100,407
218,340,000	Korea Treasury Bond, Series 1606, 2.75%, 6/10/16+	191,417

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$1,603,510,000	Korea Treasury Bond, Series 1612, 3.00%, 12/10/16+	$1,416,799
2,362,800,000	Korea Treasury Bond, Series 1712, 2.00%, 12/10/17+	2,084,571
518,400,000	Korea Treasury Bond, Series 1812, 1.75%, 12/10/18+	457,007
304,900,000	Korea Treasury Bond, Series 1906, 1.50%, 6/10/19+	266,361
711,550,000	Korea Treasury Bond, Series 2103, 2.00%, 3/10/21+	635,593
300,000	Letra do Tesouro Nacional, Series LTN, 13.25%, 7/1/16+(f)(g)	80,715
150,000	Letra do Tesouro Nacional, Series LTN, 13.49%, 10/1/16+(f)(g)	39,034
3,160,000	Letra do Tesouro Nacional, Series LTN, 13.43%, 1/1/17+(f)(g)	796,959
1,820,000	Letra do Tesouro Nacional, Series LTN, 14.06%, 1/1/18+(f)(g)	404,899
8,640,000	Letra Tesouro Nacional, Series LTN, 15.27%, 1/1/19+(f)(g)	1,684,478
13,340,000	Letra Tesouro Nacional, Series LTN, 15.84%, 7/1/19+(f)(g)	2,437,684
6,476,000	Malaysia Government, Series 1/06, 4.26%, 9/15/16+	1,676,815
3,080,000	Malaysia Government, Series 0207, 3.81%, 2/15/17+	798,186
15,160,000	Malaysia Government, Series 0214, 3.39%, 3/15/17+	3,914,703
1,410,000	Malaysia Government, Series 0210, 4.01%, 9/15/17+	368,097
500,000	Malaysia Treasury Bill, Series 2115, 2.05%, 4/29/16+(f)	128,092
130,000	Malaysia Treasury Bill, Series 2315, 2.15%, 5/27/16+(f)	33,246
360,000	Malaysia Treasury Bill, Series 2815, 2.32%, 8/5/16+(f)	91,630
760,000	Malaysia Treasury Bill, Series 2815, 2.32%, 8/5/16+(f)	193,441
920,000	Malaysia Treasury Bill, Series 0216, 2.47%, 1/20/17+(f)	231,399
16,776,000	Malaysian Government, Series 0113, 3.17%, 7/15/16+	4,317,208
2,350,000	Malaysian Government, Series 0512, 3.31%, 10/31/17+	607,799
61,640,000	Mexican Cetes, Series BI, 0.00%, 4/28/16+(h)	355,799
61,160,000	Mexican Cetes, Series BI, 0.00%, 5/12/16+(h)	352,512
4,612,000	Mexican Cetes, Series BI, 0.00%, 5/19/16+(h)	26,563
147,258,000	Mexican Cetes, Series BI, 0.00%, 5/26/16+(h)	847,540
139,755,000	Mexican Cetes, Series BI, 0.00%, 6/9/16+(h)	803,079
258,430,000	Mexican Cetes, Series BI, 0.00%, 6/23/16+(h)	1,482,749
444,383,000	Mexican Cetes, Series BI, 0.00%, 7/7/16+(h)	2,545,829
54,578,000	Mexican Cetes, Series BI, 0.00%, 7/21/16+(h)	312,160

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$51,478,000	Mexican Cetes, Series BI, 0.00%, 8/4/16+(h)	$293,975
448,183,000	Mexican Cetes, Series BI, 0.00%, 8/18/16+(h)	2,555,145
16,598,000	Mexican Cetes, Series BI, 0.00%, 9/1/16+(h)	94,472
858,457,000	Mexican Cetes, Series BI, 0.00%, 10/13/16+(h)	4,862,858
464,252,000	Mexican Cetes, Series BI, 0.00%, 12/8/16+(h)	2,613,272
358,651,000	Mexican Cetes, Series BI, 0.00%, 2/2/17+(h)	2,005,907
1,913,734	Mexican Udibonos, 5.00%, 6/16/16+(d)(h)	111,136
1,627,810	Mexican Udibonos, 3.50%, 12/14/17+(d)(h)	97,737
983,028	Mexican Udibonos, 4.00%, 6/13/19+(d)(h)	60,253
792,765	Mexican Udibonos, 2.50%, 12/10/20+(d)(h)	46,227
30,746,000	Mexico Bonos Desarr, Series M, 6.25%, 6/16/16+(d)(h)	1,788,495
8,717,000	Mexico Bonos Desarr, Series M 10, 7.25%, 12/15/16+(d)(h)	515,806
21,330,000	Mexico Bonos Desarr, Series M, 5.00%, 6/15/17+(d)(h)	1,248,415
10,000	Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/19+(g)	8,015
720,000	Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/23+(g)	564,547
16,650,000	Nota do Tesouro Nacional, Series NTNF, 2.07%, 1/1/25+(f)(g)	3,866,334
1,890,000	Nota Do Tesouro Nacional, Series NTNF, 1.82%, 1/1/27+(g)	432,611
3,400,000	Nota Do Tesouro Nacional, Series NTNF, 1.93%, 1/1/27+(g)	769,492
98,240,000	Philippine Government International Bond, Series 3-20, 1.63%, 4/25/16+	2,134,404
1,830,000	Philippine Government International Bond, Series 1042, 9.13%, 9/4/16+	40,965
9,830,000	Philippine Government International Bond, Series 3-21, 2.88%, 5/22/17+	216,704
2,660,000	Philippine Government International Bond, Series 1045, 5.88%, 1/31/18+	60,379
17,800,000	Philippine Government International Bond, Series 5-72, 2.13%, 5/23/18+	381,806
35,280,000	Philippine Treasury Bill, Series 364, 1.62%, 5/4/16+(f)	765,450
88,400,000	Philippine Treasury Bill, Series 182, 1.62%, 6/8/16+(f)	1,914,949
100,000	Philippine Treasury Bill, Series 364, 1.56%, 7/6/16+(f)	2,164
31,050,000	Philippine Treasury Bill, Series 182, 1.88%, 7/20/16+(f)	670,814
8,410,000	Philippine Treasury Bill, Series 364, 1.72%, 8/3/16+(f)	181,665

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$20,210,000	Philippine Treasury Bill, Series 182, 1.54%, 8/24/16+(f)	$436,425
1,820,000	Philippine Treasury Bill, Series 364, 1.42%, 9/7/16+(f)	39,300
1,020,000	Philippine Treasury Bill, Series 182, 2.24%, 9/14/16+(f)	21,936
1,410,000	Philippine Treasury Bill, Series 364, 1.29%, 12/7/16+(f)	30,366
33,640,000	Philippine Treasury Bill, Series 364, 2.03%, 1/18/17+(f)	719,101
27,150,000	Philippine Treasury Bill, Series 364, 1.46%, 2/22/17+(f)	582,238
2,050,000	Philippine Treasury Bill, Series 364, 1.84%, 3/15/17+(f)	43,766
6,340,000	Poland Government Bond, Series 0716, 1.38%, 7/25/16+(f)	1,692,471
7,265,000	Poland Government Bond, Series 1016, 4.75%, 10/25/16+	1,984,519
3,343,000	Poland Government Bond, Series 0117, 1.75%, 1/25/17+(d)	898,273
160,000	Poland Government Bond, Series 0417, 4.75%, 4/25/17+	44,411
3,391,000	Poland Government Bond, Series 0121, 1.75%, 1/25/21+(d)	897,350
15,500	Portugal Obrigacoes do Tesouro, 4.95%, 10/25/23+	20,505
38,700	Portugal Obrigacoes do Tesouro, 5.65%, 2/15/24+	53,212
2,250,000	Portugal Obrigacoes do Tesouro, 3.88%, 2/15/30+	2,702,949
37,000,000	Republic of Colombia, 7.75%, 4/14/21+	12,492
170,000,000	Republic of Colombia, Series B, 7.00%, 5/4/22+	54,531
293,000,000	Republic of Colombia, Series B, 10.00%, 7/24/24+	109,577
553,000,000	Republic of Colombia, Series B, 7.50%, 8/26/26+	175,794
42,000,000	Republic of Colombia, 9.85%, 6/28/27+	16,282
598,000,000	Republic of Colombia, Series B, 7.75%, 9/18/30+	187,960
350,000	Singapore Government, 1.13%, 4/1/16+	259,740

		108,369,336

Total Foreign Bonds (Cost $111,260,020)		108,483,390

Yankee Dollars (4.0%):
Aerospace & Defense (0.0%):
300,000	Bombardier, Inc., 7.50%, 3/15/25, Callable 3/15/20 @ 103.75^(c)	228,000

Construction Materials (0.1%):
500,000	Cemex SAB de C.V., 7.25%, 1/15/21, Callable 10/15/18 @ 104(c)	520,000

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Containers & Packaging (0.1%):
$500,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.25%, 1/31/19, Callable 5/9/16 @ 103.13(c)	$494,688

Diversified Financial Services (0.3%):
500,000	Algeco Scotsman Global Finance plc, 8.50%, 10/15/18, Callable 5/9/16 @ 104.25^(c)	385,000
500,000	Altice Financing SA, 6.63%, 2/15/23, Callable 2/15/18 @ 103.75(c)	501,250
1,000,000	Virgin Media Secured Finance plc, 5.50%, 1/15/25, Callable 7/15/19 @ 103^(c)	1,030,000

		1,916,250

Diversified Telecommunication Services (0.2%):
400,000	Intelsat Jackson Holding SA, 5.50%, 8/1/23, Callable 8/1/18 @ 102.75^	241,000
500,000	Telecom Italia SpA, 5.30%, 5/30/24^(c)	512,500
500,000	Wind Acquisition Finance SA, 7.38%, 4/23/21, Callable 4/23/17 @ 104(c)	452,500

		1,206,000

Electric Utilities (0.1%):
1,000,000	InterGen NV, 7.00%, 6/30/23, Callable 9/15/22 @ 103.5^(c)	682,500

Hotels, Restaurants & Leisure (0.8%):
2,600,000	International Game Technology, 6.25%, 2/15/22, Callable 8/1/18 @ 100^(c)	2,644,980
2,600,000	International Game Technology, 6.50%, 2/15/25, Callable 6/30/18 @ 100(c)	2,574,000

		5,218,980

Marine (0.0%):
400,000	Stena International SA, 5.75%, 3/1/24(c)	328,000

Media (0.1%):
300,000	Altice SA, 7.75%, 5/15/22, Callable 5/15/17 @ 106(c)	295,224
500,000	Altice SA, 7.63%, 2/15/25, Callable 2/15/20 @ 103.81(c)	478,750

		773,974

Metals & Mining (0.1%):
230,000	First Quantum Minerals, Ltd., 7.00%, 2/15/21, Callable 3/15/20 @ 103.5(c)	154,100
1,000,000	FMG Resources Pty, Ltd., 9.75%, 3/1/22, Callable 3/1/18 @ 109.75^(c)	997,500

		1,151,600

Pharmaceuticals (0.4%):
1,500,000	Mallinckrodt International Finance SA, 5.75%, 8/1/22, Callable 8/1/17 @ 104.31^(c)	1,381,875

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals, continued
$500,000	Mallinckrodt International Finance SA, 5.50%, 4/15/25, Callable 4/15/20 @ 102.75^(c)	$441,250
800,000	VRX Escrow Corp., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94^(c)	627,000
600,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 7/15/17 @ 103.06^(c)	462,000

		2,912,125

Sovereign Bonds (1.8%):
877,000	Republic of Hungary, 6.25%, 1/29/20	975,031
372,000	Republic of Hungary, 6.38%, 3/29/21	422,614
200,000	Republic of Hungary, 5.38%, 2/21/23	221,644
1,550,000	Republic of Portugal, 5.13%, 10/15/24(c)	1,559,548
200,000	Republic of Serbia, 5.25%, 11/21/17(c)	206,256
800,000	Republic of Slovenia, 5.50%, 10/26/22(c)	904,853
1,119,000	Ukraine Government, 7.75%, 9/1/20(c)	1,049,566
1,088,000	Ukraine Government, 7.75%, 9/1/21(c)	1,007,205
1,088,000	Ukraine Government, 7.75%, 9/1/22(c)	995,520
1,088,000	Ukraine Government, 7.75%, 9/1/23(c)	984,205
964,000	Ukraine Government, 7.75%, 9/1/24(c)	861,768
964,000	Ukraine Government, 7.75%, 9/1/25(c)	854,538
964,000	Ukraine Government, 7.75%, 9/1/26(c)	850,614
964,000	Ukraine Government, 7.75%, 9/1/27(c)	850,778
2,207,000	Ukraine Government, Series GDP, 0.00%, 5/31/40(c)(d)	721,424

		12,465,564

Total Yankee Dollars (Cost $28,924,511)		27,897,681

Municipal Bond (0.1%):
Puerto Rico (0.1%):
869,000	Puerto Rico Commonwealth, GO, Series A, 8.00%, 7/1/35, Callable 7/1/20 @ 100	597,438

Total Municipal Bond (Cost $739,861)		597,438

U.S. Government Agency Mortgages (4.9%):
34,555,000	Federal Home Loan Bank, 0.00%, 4/1/16(f)	34,555,000

Total U.S. Government Agency Mortgages (Cost $34,555,000)		34,555,000

U.S. Treasury Obligation (0.3%):
U.S. Treasury Bill (0.3%)
2,000,000	0.15%, 6/2/16(f)	1,999,462

Total U.S. Treasury Obligation (Cost $1,998,571)		1,999,462

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligation, continued
Securities Held as Collateral for Securities on Loan (9.1%):
$64,174,303	AZL Franklin Templeton Founding Strategy Plus Fund Securities Lending Collateral Account(i)	$64,174,303

Total Securities Held as Collateral for Securities on Loan (Cost $64,174,303)		64,174,303

Unaffiliated Investment Company (6.2%):
43,926,879	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(f)	43,926,879

Total Unaffiliated Investment Company (Cost $43,926,879)		43,926,879

Total Investment Securities (Cost $769,050,077)(j) - 109.5%		771,152,595
Net other assets (liabilities) - (9.5)%		(66,714,648)

Net Assets - 100.0%		$704,437,947

Percentages indicated are based on net assets as of March 31, 2016.

Amounts shown as “—” are either $0 or round to less than $1.

ADR	- American Depositary Receipt

#	Security issued in connection with a pending litigation settlement.
*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $61,964,254.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2016. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 0.00% of the net assets of the fund.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	Variable rate security. The rate presented represents the rate in effect at March 31, 2016. The date presented represents the final maturity date.
(e)	Defaulted bond.
(f)	The rate represents the effective yield at March 31, 2016.
(g)	Principal amount is stated in 1,000 Brazilian Real Units.
(h)	Principal amount is stated in 100 Mexican Peso Units.
(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(j)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2016:
Country	Percentage
Australia	0.1%
Belgium	—%
Bermuda	0.1%
Brazil	3.0%
Canada	0.7%
China	0.4%
Colombia	0.1%
Denmark	0.4%
Finland	0.2%
France	2.1%
Germany	1.7%
Hong Kong	0.5%
Hungary	0.2%
India	0.2%
Indonesia	1.0%
Ireland (Republic of)	0.8%
Israel	0.8%
Italy	0.6%
Japan	0.9%
Korea, Republic Of	2.1%
Luxembourg	0.5%
Malaysia	2.6%
Mexico	3.0%
Netherlands	1.4%
Philippines	1.1%
Poland	0.7%
Portugal	0.8%
Republic of Korea (South)	1.9%
Russian Federation	0.2%
Serbia (Republic of)	—	%NM
Singapore	0.4%
Slovenia	0.1%
Spain	0.3%
Sweden	0.5%
Switzerland	2.2%
Thailand	0.1%
Turkey	0.2%
Ukraine	1.0%
United Kingdom	7.1%
United States	60.0%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Forward Currency Contracts

At March 31, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Citibank	5/4/16	9,400,000	$6,654,965	$7,192,723	$(537,758)
Australian Dollar	Citibank	6/14/16	1,563,000	1,118,577	1,193,622	(75,045)
Australian Dollar	JPMorgan Chase	6/14/16	2,319,000	1,677,924	1,770,960	(93,036)
Australian Dollar	Citibank	9/14/16	1,553,000	1,118,750	1,181,230	(62,480)
Australian Dollar	JPMorgan Chase	12/12/16	1,572,000	1,118,759	1,191,478	(72,719)
Australian Dollar	JPMorgan Chase	12/14/16	781,000	559,102	591,903	(32,801)
British Pound	Bank of America	5/23/16	274,388	389,393	394,076	(4,683)
British Pound	Credit Suisse First Boston	5/23/16	123,876	178,738	177,911	827
British Pound	Credit Suisse First Boston	5/23/16	209,551	296,992	300,957	(3,965)
British Pound	HSBC Bank	5/23/16	39,205	55,101	56,306	(1,205)
British Pound	HSBC Bank	5/23/16	7,912,301	11,324,544	11,363,649	(39,105)
European Euro	Barclays Bank	4/1/16	17,912	19,559	20,378	(819)
European Euro	Deutsche Bank	4/13/16	77,961	84,419	88,730	(4,311)
European Euro	JPMorgan Chase	4/13/16	1,049,000	1,194,507	1,193,902	605
European Euro	Standard Charter	4/13/16	37,000	39,709	42,111	(2,402)
European Euro	JPMorgan Chase	4/14/16	99,000	105,793	112,679	(6,886)
European Euro	Barclays Bank	4/15/16	1,688,000	1,926,430	1,921,282	5,148
European Euro	Deutsche Bank	4/15/16	370,000	393,606	421,134	(27,528)
European Euro	HSBC Bank	4/18/16	78,849	84,014	89,754	(5,740)
European Euro	Barclays Bank	4/21/16	19,406	21,968	22,092	(124)
European Euro	JPMorgan Chase	4/21/16	5,188	5,652	5,906	(254)
European Euro	Barclays Bank	4/22/16	16,935	18,336	19,279	(943)
European Euro	Deutsche Bank	4/27/16	319,000	353,197	363,215	(10,018)
European Euro	Barclays Bank	4/29/16	11,783	12,878	13,417	(539)
European Euro	Citibank	4/29/16	13,451	15,018	15,316	(298)
European Euro	Deutsche Bank	4/29/16	8,867,075	9,902,306	10,096,690	(194,384)
European Euro	Goldman Sachs	4/29/16	130,000	145,752	148,027	(2,275)
European Euro	State Street	4/29/16	380,000	418,494	432,695	(14,201)
European Euro	Credit Suisse First Boston	5/4/16	90,727	99,798	103,325	(3,527)
European Euro	State Street	5/4/16	342,239	368,044	389,761	(21,717)
European Euro	Barclays Bank	5/5/16	228,900	257,415	260,693	(3,278)
European Euro	Barclays Bank	5/6/16	49,418	53,906	56,284	(2,378)
European Euro	Barclays Bank	5/9/16	112,000	125,485	127,573	(2,088)
European Euro	Goldman Sachs	5/9/16	317,570	347,110	361,726	(14,616)
European Euro	Goldman Sachs	5/12/16	142,000	152,714	161,760	(9,046)
European Euro	Standard Charter	5/12/16	56,000	60,142	63,793	(3,651)
European Euro	Goldman Sachs	5/16/16	87,000	94,128	99,120	(4,992)
European Euro	Bank of America	5/18/16	200,213	215,012	228,119	(13,107)
European Euro	Barclays Bank	5/18/16	266,076	305,615	303,163	2,452
European Euro	Credit Suisse First Boston	5/18/16	182,466	196,256	207,899	(11,643)
European Euro	Deutsche Bank	5/18/16	57,530	62,008	65,549	(3,541)
European Euro	HSBC Bank	5/18/16	129,176	141,250	147,181	(5,931)
European Euro	State Street	5/18/16	38,573	41,615	43,949	(2,334)
European Euro	Deutsche Bank	5/19/16	93,863	100,394	106,949	(6,555)
European Euro	JPMorgan Chase	5/20/16	327,027	375,334	372,634	2,700

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	Barclays Bank	5/23/16	363,741	$407,945	$414,509	$(6,564)
European Euro	Deutsche Bank	5/23/16	130,000	145,668	148,144	(2,476)
European Euro	Goldman Sachs	5/24/16	289,000	310,623	329,347	(18,724)
European Euro	Barclays Bank	5/26/16	75,988	88,509	86,602	1,907
European Euro	JPMorgan Chase	5/26/16	172,504	193,380	196,600	(3,220)
European Euro	Barclays Bank	5/31/16	72,758	79,353	82,935	(3,582)
European Euro	Barclays Bank	6/6/16	237,868	264,610	271,191	(6,581)
European Euro	Deutsche Bank	6/6/16	100,000	106,510	114,009	(7,499)
European Euro	HSBC Bank	6/6/16	1,113,075	1,261,826	1,269,006	(7,180)
European Euro	Citibank	6/9/16	1,704,605	1,877,074	1,943,589	(66,515)
European Euro	HSBC Bank	6/9/16	15,000	16,499	17,103	(604)
European Euro	Morgan Stanley	6/9/16	43,000	47,337	49,029	(1,692)
European Euro	Standard Charter	6/9/16	76,800	83,497	87,567	(4,070)
European Euro	Deutsche Bank	6/13/16	285,500	323,443	325,568	(2,125)
European Euro	Bank of America	6/15/16	433,000	477,192	493,801	(16,609)
European Euro	Deutsche Bank	6/15/16	660,000	745,486	752,676	(7,190)
European Euro	Barclays Bank	6/16/16	10,012	11,165	11,418	(253)
European Euro	Citibank	6/16/16	10,643	11,874	12,138	(264)
European Euro	JPMorgan Chase	6/16/16	15,000	16,733	17,107	(374)
European Euro	Deutsche Bank	6/17/16	525,093	576,615	598,864	(22,249)
European Euro	Barclays Bank	6/22/16	28,929	33,221	32,999	222
European Euro	Deutsche Bank	6/22/16	420,000	482,328	479,082	3,246
European Euro	Barclays Bank	6/23/16	9,076	10,265	10,353	(88)
European Euro	Barclays Bank	6/24/16	45,864	51,624	52,319	(695)
European Euro	Barclays Bank	6/30/16	400,000	448,617	456,387	(7,770)
European Euro	Deutsche Bank	6/30/16	4,566	5,124	5,210	(86)
European Euro	HSBC Bank	6/30/16	180,000	201,981	205,374	(3,393)
European Euro	Barclays Bank	7/1/16	17,912	20,459	20,438	21
European Euro	Deutsche Bank	7/7/16	312,372	337,290	356,492	(19,202)
European Euro	JPMorgan Chase	7/13/16	1,049,000	1,197,119	1,197,410	(291)
European Euro	Morgan Stanley	7/18/16	277,000	305,808	316,244	(10,436)
European Euro	Barclays Bank	7/19/16	82,000	89,823	93,621	(3,798)
European Euro	Bank of America	7/21/16	5,693,426	6,242,250	6,500,709	(258,459)
European Euro	Barclays Bank	7/21/16	97,000	106,352	110,754	(4,402)
European Euro	Credit Suisse First Boston	7/21/16	7,558	8,249	8,630	(381)
European Euro	Deutsche Bank	7/21/16	11,100	12,160	12,674	(514)
European Euro	HSBC Bank	7/21/16	207,702	231,248	237,153	(5,905)
European Euro	State Street	7/21/16	170,162	188,410	194,290	(5,880)
European Euro	Morgan Stanley	7/22/16	366,000	400,093	417,910	(17,817)
European Euro	Deutsche Bank	7/25/16	93,795	103,431	107,109	(3,678)
European Euro	Deutsche Bank	7/27/16	207,975	226,724	237,513	(10,789)
European Euro	Citibank	7/28/16	60,360	66,652	68,935	(2,283)
European Euro	Barclays Bank	7/29/16	19,995	22,282	22,836	(554)
European Euro	Deutsche Bank	7/29/16	2,639,978	2,891,937	3,015,137	(123,200)
European Euro	JPMorgan Chase	7/29/16	380,000	423,810	434,001	(10,191)
European Euro	Barclays Bank	8/5/16	97,592	107,730	111,487	(3,757)
European Euro	Citibank	8/5/16	380,000	420,337	434,105	(13,768)
European Euro	HSBC Bank	8/5/16	380,000	419,482	434,105	(14,623)
European Euro	JPMorgan Chase	8/5/16	269,500	297,535	307,872	(10,337)
European Euro	Citibank	8/10/16	44,168	48,512	50,465	(1,953)
European Euro	Deutsche Bank	8/11/16	180,000	198,710	205,671	(6,961)
European Euro	JPMorgan Chase	8/11/16	239,500	263,570	273,657	(10,087)
European Euro	Morgan Stanley	8/15/16	66,000	74,518	75,423	(905)
European Euro	JPMorgan Chase	8/16/16	30,000	33,917	34,284	(367)
European Euro	Morgan Stanley	8/17/16	66,000	73,999	75,428	(1,429)
European Euro	Barclays Bank	8/18/16	237,000	265,316	270,866	(5,550)
European Euro	Deutsche Bank	8/22/16	133,000	148,346	152,026	(3,680)
European Euro	JPMorgan Chase	8/22/16	263,000	292,947	300,622	(7,675)
European Euro	Barclays Bank	8/31/16	170,862	189,231	195,364	(6,133)
European Euro	Deutsche Bank	8/31/16	28,980	32,776	33,136	(360)
European Euro	Deutsche Bank	9/2/16	49,000	53,586	56,031	(2,445)
European Euro	Deutsche Bank	9/6/16	137,800	150,257	157,594	(7,337)
European Euro	JPMorgan Chase	9/6/16	1,125,000	1,274,664	1,286,595	(11,931)
European Euro	Deutsche Bank	10/11/16	612,660	694,651	701,564	(6,913)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro	HSBC Bank	10/13/16	73,000	$82,790	$83,600	$(810)
European Euro	JPMorgan Chase	10/13/16	1,058,000	1,210,479	1,211,625	(1,146)
European Euro	Barclays Bank	10/17/16	62,000	71,350	71,014	336
European Euro	Deutsche Bank	10/17/16	320,000	367,274	366,524	750
European Euro	Barclays Bank	10/24/16	3,724,000	4,262,613	4,266,626	(4,013)
European Euro	Barclays Bank	10/27/16	175,515	195,396	201,114	(5,718)
European Euro	Deutsche Bank	11/4/16	7,376	8,215	8,455	(240)
European Euro	Citibank	11/9/16	1,793,000	1,969,476	2,055,582	(86,106)
European Euro	Citibank	11/14/16	1,937,787	2,094,475	2,222,019	(127,544)
European Euro	JPMorgan Chase	11/14/16	278,508	300,988	319,359	(18,371)
European Euro	Deutsche Bank	11/17/16	335,703	364,815	384,990	(20,175)
European Euro	Deutsche Bank	11/21/16	963,000	1,039,125	1,104,563	(65,438)
European Euro	Goldman Sachs	12/2/16	760,000	814,834	872,107	(57,273)
European Euro	JPMorgan Chase	12/15/16	97,000	107,954	111,366	(3,412)
European Euro	Deutsche Bank	1/23/17	1,415,000	1,561,852	1,627,117	(65,265)
European Euro	JPMorgan Chase	1/23/17	910,000	1,004,322	1,046,414	(42,092)
European Euro	Goldman Sachs	1/27/17	197,000	216,186	226,568	(10,382)
European Euro	HSBC Bank	1/31/17	3,401,418	3,753,634	3,912,564	(158,930)
European Euro	Deutsche Bank	2/3/17	2,280,000	2,515,570	2,622,942	(107,372)
European Euro	Barclays Bank	2/8/17	229,000	259,486	263,497	(4,011)
European Euro	Goldman Sachs	2/9/17	181,000	204,313	208,275	(3,962)
European Euro	Deutsche Bank	2/10/17	1,411,000	1,589,238	1,623,688	(34,450)
European Euro	Goldman Sachs	2/13/17	61,000	69,455	70,203	(748)
European Euro	Goldman Sachs	2/16/17	17,000	19,386	19,567	(181)
European Euro	Barclays Bank	2/22/17	339,000	380,816	390,287	(9,471)
European Euro	Bank of America	2/28/17	76,694	85,520	88,318	(2,798)
European Euro	Deutsche Bank	2/28/17	277,730	309,988	319,824	(9,836)
European Euro	Deutsche Bank	3/7/17	43,000	47,666	49,531	(1,865)
Japanese Yen	JPMorgan Chase	4/7/16	82,325,000	687,290	731,746	(44,456)
Japanese Yen	Citibank	4/13/16	3,500,000	29,298	31,116	(1,818)
Japanese Yen	Barclays Bank	4/18/16	32,710,000	276,232	290,845	(14,613)
Japanese Yen	JPMorgan Chase	4/20/16	63,490,000	534,329	564,564	(30,235)
Japanese Yen	JPMorgan Chase	4/21/16	44,080,000	373,825	391,980	(18,155)
Japanese Yen	Barclays Bank	5/6/16	536,000,000	4,427,008	4,768,455	(341,447)
Japanese Yen	Goldman Sachs	5/12/16	7,475,000	60,918	66,511	(5,593)
Japanese Yen	Standard Charter	5/12/16	5,588,000	45,502	49,721	(4,219)
Japanese Yen	Deutsche Bank	5/16/16	45,848,000	374,606	407,985	(33,379)
Japanese Yen	Bank of America	5/18/16	84,777,550	692,633	754,444	(61,811)
Japanese Yen	Citibank	5/18/16	84,652,200	715,935	753,329	(37,394)
Japanese Yen	Bank of America	5/19/16	84,522,875	710,670	752,197	(41,527)
Japanese Yen	Barclays Bank	5/19/16	84,752,500	712,445	754,241	(41,796)
Japanese Yen	Citibank	5/19/16	7,667,000	62,552	68,231	(5,679)
Japanese Yen	HSBC Bank	5/19/16	84,820,600	716,481	754,847	(38,366)
Japanese Yen	JPMorgan Chase	5/20/16	5,564,000	46,848	49,517	(2,669)
Japanese Yen	HSBC Bank	5/25/16	1,616,000	13,222	14,384	(1,162)
Japanese Yen	Citibank	6/8/16	51,300,000	416,411	456,824	(40,413)
Japanese Yen	HSBC Bank	6/9/16	76,900,000	626,400	684,817	(58,417)
Japanese Yen	Barclays Bank	6/10/16	60,420,000	486,567	538,079	(51,512)
Japanese Yen	Citibank	6/10/16	95,140,000	766,794	847,283	(80,489)
Japanese Yen	HSBC Bank	6/10/16	64,350,000	519,098	573,078	(53,980)
Japanese Yen	Deutsche Bank	6/13/16	21,300,000	172,965	189,712	(16,747)
Japanese Yen	JPMorgan Chase	6/13/16	59,620,000	483,668	531,017	(47,349)
Japanese Yen	Citibank	6/16/16	2,416,000	19,698	21,521	(1,823)
Japanese Yen	HSBC Bank	6/16/16	69,320,000	578,148	617,483	(39,335)
Japanese Yen	JPMorgan Chase	6/16/16	25,100,000	204,551	223,584	(19,033)
Japanese Yen	Morgan Stanley	6/16/16	41,392,500	344,528	368,713	(24,185)
Japanese Yen	Deutsche Bank	6/17/16	69,210,000	572,140	616,528	(44,388)
Japanese Yen	Citibank	6/20/16	54,180,000	447,144	482,696	(35,552)
Japanese Yen	Deutsche Bank	6/22/16	69,330,000	567,349	617,717	(50,368)
Japanese Yen	Barclays Bank	6/30/16	16,411,000	133,844	146,264	(12,420)
Japanese Yen	Deutsche Bank	7/7/16	5,989,000	50,627	53,391	(2,764)
Japanese Yen	JPMorgan Chase	7/7/16	82,325,000	688,906	733,911	(45,005)
Japanese Yen	Barclays Bank	7/15/16	101,530,000	863,791	905,382	(41,591)
Japanese Yen	JPMorgan Chase	7/15/16	66,000,000	561,015	588,547	(27,532)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	HSBC Bank	7/19/16	5,640,000	$48,022	$50,301	$(2,279)
Japanese Yen	Standard Charter	7/19/16	7,340,000	62,981	65,463	(2,482)
Japanese Yen	Citibank	7/25/16	74,785,000	608,018	667,127	(59,109)
Japanese Yen	JPMorgan Chase	7/25/16	115,000,000	934,807	1,025,869	(91,062)
Japanese Yen	Morgan Stanley	7/25/16	50,187,445	408,322	447,702	(39,380)
Japanese Yen	Barclays Bank	7/29/16	8,700,000	71,225	77,620	(6,395)
Japanese Yen	Deutsche Bank	7/29/16	128,714,781	1,091,969	1,148,379	(56,410)
Japanese Yen	Citibank	8/8/16	46,922,100	381,589	418,785	(37,196)
Japanese Yen	Citibank	8/10/16	2,240,000	18,133	19,994	(1,861)
Japanese Yen	Barclays Bank	8/12/16	2,240,000	18,161	19,995	(1,834)
Japanese Yen	JPMorgan Chase	8/16/16	73,290,000	655,364	654,310	1,054
Japanese Yen	JPMorgan Chase	8/26/16	4,000,000	33,953	35,724	(1,771)
Japanese Yen	Barclays Bank	8/31/16	35,700,000	318,494	318,891	(397)
Japanese Yen	JPMorgan Chase	8/31/16	22,800,000	190,793	203,661	(12,868)
Japanese Yen	Barclays Bank	9/9/16	64,145,400	568,267	573,166	(4,899)
Japanese Yen	Citibank	9/16/16	2,260,084	20,006	20,200	(194)
Japanese Yen	JPMorgan Chase	9/16/16	44,142,850	390,918	394,534	(3,616)
Japanese Yen	Barclays Bank	9/20/16	36,981,755	306,409	330,579	(24,170)
Japanese Yen	Citibank	9/23/16	46,322,000	417,692	414,115	3,577
Japanese Yen	Morgan Stanley	9/23/16	7,060,000	63,688	63,116	572
Japanese Yen	Barclays Bank	9/26/16	25,522,830	227,674	228,197	(523)
Japanese Yen	Deutsche Bank	9/26/16	20,538,000	185,090	183,628	1,462
Japanese Yen	Deutsche Bank	10/7/16	399,565,980	3,354,456	3,574,233	(219,777)
Japanese Yen	JPMorgan Chase	10/7/16	82,325,000	690,959	736,421	(45,462)
Japanese Yen	HSBC Bank	10/11/16	163,800,000	1,378,382	1,465,505	(87,123)
Japanese Yen	Barclays Bank	10/13/16	82,900,000	697,782	741,767	(43,985)
Japanese Yen	Deutsche Bank	10/13/16	81,800,000	688,726	731,924	(43,198)
Japanese Yen	Morgan Stanley	10/17/16	68,447,040	579,559	612,557	(32,998)
Japanese Yen	JPMorgan Chase	10/19/16	33,615,000	286,234	300,860	(14,626)
Japanese Yen	Barclays Bank	10/24/16	26,770,000	225,417	239,651	(14,234)
Japanese Yen	Deutsche Bank	10/28/16	20,662,500	172,461	185,009	(12,548)
Japanese Yen	JPMorgan Chase	11/7/16	91,650,000	764,221	820,992	(56,771)
Japanese Yen	Citibank	11/14/16	99,753,000	819,730	893,862	(74,132)
Japanese Yen	HSBC Bank	11/14/16	3,336,000	27,393	29,893	(2,500)
Japanese Yen	JPMorgan Chase	11/14/16	36,450,000	299,062	326,620	(27,558)
Japanese Yen	Citibank	11/16/16	5,587,000	46,050	50,068	(4,018)
Japanese Yen	Deutsche Bank	11/18/16	6,194,000	51,006	55,513	(4,507)
Japanese Yen	Citibank	11/21/16	8,613,000	70,659	77,204	(6,545)
Japanese Yen	Goldman Sachs	12/2/16	48,990,000	403,061	439,346	(36,285)
Japanese Yen	Goldman Sachs	1/10/17	23,997,000	204,829	215,588	(10,759)
Japanese Yen	JPMorgan Chase	1/10/17	82,325,000	700,096	739,605	(39,509)
Japanese Yen	Deutsche Bank	1/13/17	26,073,000	223,816	234,271	(10,455)
Japanese Yen	Citibank	1/17/17	1,520,000	13,053	13,660	(607)
Japanese Yen	Standard Charter	1/17/17	4,550,000	38,956	40,890	(1,934)
Japanese Yen	JPMorgan Chase	1/19/17	33,615,000	290,351	302,119	(11,768)
Japanese Yen	Deutsche Bank	1/23/17	38,540,000	333,896	346,446	(12,550)
Japanese Yen	Goldman Sachs	1/27/17	7,610,000	64,964	68,421	(3,457)
Japanese Yen	JPMorgan Chase	1/27/17	40,100,000	342,328	360,534	(18,206)
Japanese Yen	HSBC Bank	1/31/17	9,353,364	79,875	84,110	(4,235)
Japanese Yen	JPMorgan Chase	2/8/17	100,100,000	864,933	900,476	(35,543)
Japanese Yen	Standard Charter	2/8/17	100,170,000	867,408	901,106	(33,698)
Japanese Yen	Barclays Bank	2/9/17	100,180,000	868,675	901,237	(32,562)
Japanese Yen	Citibank	2/9/17	5,590,000	48,482	50,289	(1,807)
Japanese Yen	JPMorgan Chase	2/9/17	100,400,000	868,482	903,216	(34,734)
Japanese Yen	Citibank	2/16/17	106,980,000	962,890	962,715	175
Japanese Yen	Deutsche Bank	2/16/17	2,240,000	19,772	20,158	(386)
Japanese Yen	Goldman Sachs	2/16/17	40,515,860	363,752	364,603	(851)
Japanese Yen	HSBC Bank	2/16/17	53,860,000	478,054	484,687	(6,633)
Japanese Yen	JPMorgan Chase	2/16/17	53,831,000	475,375	484,426	(9,051)
Japanese Yen	Barclays Bank	2/27/17	17,870,000	161,617	160,893	724
Japanese Yen	HSBC Bank	2/27/17	4,020,000	36,300	36,194	106
Japanese Yen	Deutsche Bank	3/1/17	11,991,000	107,762	107,971	(209)
Japanese Yen	JPMorgan Chase	3/3/17	9,700,000	87,016	87,350	(334)
Japanese Yen	HSBC Bank	3/6/17	4,600,000	40,962	41,429	(467)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	JPMorgan Chase	3/24/17	2,255,332	$20,489	$20,329	$160
Korean Won	HSBC Bank	4/18/16	4,460,000,000	3,681,065	3,900,239	(219,174)
Korean Won	HSBC Bank	4/25/16	1,233,000,000	998,413	1,078,207	(79,794)
Korean Won	HSBC Bank	4/26/16	343,000,000	277,314	299,937	(22,623)
Korean Won	HSBC Bank	5/2/16	414,000,000	334,184	362,004	(27,820)
Korean Won	Bank of America	5/12/16	354,536,965	304,213	309,964	(5,751)
Korean Won	Citibank	5/12/16	1,065,000,000	886,506	931,107	(44,601)
Korean Won	Credit Suisse First Boston	5/12/16	216,794,586	187,978	189,539	(1,561)
Korean Won	HSBC Bank	5/12/16	787,464,521	676,445	688,464	(12,019)
Korean Won	Citibank	5/16/16	1,067,000,000	883,358	932,801	(49,443)
Korean Won	HSBC Bank	5/17/16	3,574,000,000	2,945,350	3,124,444	(179,094)
Korean Won	HSBC Bank	5/18/16	1,971,000,000	1,619,756	1,723,052	(103,296)
Korean Won	HSBC Bank	5/24/16	927,000,000	750,307	810,315	(60,008)
Korean Won	HSBC Bank	5/31/16	291,000,000	235,065	254,348	(19,283)
Korean Won	HSBC Bank	6/2/16	827,000,000	667,806	722,835	(55,029)
Korean Won	Goldman Sachs	6/7/16	1,161,000,000	938,508	1,014,759	(76,251)
Korean Won	Citibank	6/16/16	797,000,000	655,158	696,600	(41,442)
Korean Won	JPMorgan Chase	6/30/16	7,760,000,000	6,265,492	6,782,278	(516,786)
Korean Won	Bank of America	8/12/16	230,960,726	191,823	201,806	(9,983)
Korean Won	Credit Suisse First Boston	8/12/16	201,401,348	167,619	175,978	(8,359)
Korean Won	HSBC Bank	8/12/16	666,598,088	551,130	582,453	(31,323)
Korean Won	Citibank	9/19/16	1,062,000,000	876,455	927,720	(51,265)
Korean Won	HSBC Bank	9/19/16	2,595,000,000	2,125,655	2,266,886	(141,231)
Korean Won	HSBC Bank	9/26/16	923,000,000	793,398	806,260	(12,862)
Korean Won	HSBC Bank	9/28/16	928,000,000	791,876	810,621	(18,745)
Mexican Peso	Citibank	4/5/16	21,765,880	1,253,708	1,259,476	(5,768)
Mexican Peso	Citibank	6/6/16	2,731,280	150,976	157,147	(6,171)
Mexican Peso	Citibank	6/8/16	2,728,000	150,773	156,933	(6,160)
Singapore Dollar	Barclays Bank	8/17/16	103,000	72,810	76,372	(3,562)
Singapore Dollar	HSBC Bank	8/17/16	77,000	53,950	57,095	(3,145)

				$167,942,000	$175,415,521	$(7,473,521)

Long Contracts:
Chilean Peso	Barclays Bank	4/4/16	4,400,000	$6,331	$6,571	$240
Chilean Peso	Deutsche Bank	4/7/16	41,112,000	56,720	61,379	4,659
Chilean Peso	Deutsche Bank	4/11/16	21,398,500	31,478	31,936	458
Chilean Peso	Morgan Stanley	4/11/16	80,116,500	116,805	119,569	2,764
Chilean Peso	Deutsche Bank	4/15/16	81,375,000	110,209	121,405	11,196
Chilean Peso	Deutsche Bank	4/18/16	990,000	1,445	1,477	32
Chilean Peso	Deutsche Bank	4/21/16	975,000	1,320	1,454	134
Chilean Peso	Morgan Stanley	4/21/16	10,290,000	14,061	15,344	1,283
Chilean Peso	Morgan Stanley	4/22/16	2,500,000	3,395	3,728	333
Chilean Peso	Deutsche Bank	4/28/16	29,834,000	41,141	44,459	3,318
Chilean Peso	Barclays Bank	5/2/16	4,400,000	6,517	6,555	38
Chilean Peso	Morgan Stanley	5/5/16	8,820,000	12,338	13,135	797
Chilean Peso	Deutsche Bank	5/9/16	25,345,000	35,179	37,732	2,553
Chilean Peso	Morgan Stanley	5/12/16	160,564,200	223,378	238,971	15,593
Chilean Peso	Deutsche Bank	5/16/16	19,548,500	27,167	29,084	1,917
Chilean Peso	Morgan Stanley	5/17/16	10,290,000	14,416	15,308	892
Chilean Peso	Barclays Bank	5/18/16	155,909,000	219,838	231,915	12,077
Chilean Peso	Deutsche Bank	5/18/16	4,400,000	6,149	6,545	396
Chilean Peso	JPMorgan Chase	5/24/16	3,900,000	5,563	5,798	235
Chilean Peso	Deutsche Bank	5/26/16	1,530,000	2,191	2,274	83
Chilean Peso	Deutsche Bank	5/31/16	17,248,000	24,449	25,626	1,177
Chilean Peso	Citibank	6/2/16	497,000	709	738	29
Chilean Peso	Deutsche Bank	6/2/16	111,647,000	158,985	165,849	6,864
Chilean Peso	JPMorgan Chase	6/2/16	990,530,400	1,411,917	1,471,412	59,495
Chilean Peso	Deutsche Bank	6/3/16	17,556,000	25,116	26,077	961
Chilean Peso	Morgan Stanley	6/6/16	8,820,000	12,664	13,097	433
Chilean Peso	JPMorgan Chase	6/10/16	493,000	718	732	14
Chilean Peso	Morgan Stanley	6/10/16	80,116,500	116,102	118,930	2,828
Chilean Peso	Deutsche Bank	6/13/16	19,548,500	28,346	29,011	665
Chilean Peso	Deutsche Bank	6/14/16	21,398,500	31,282	31,754	472
Chilean Peso	JPMorgan Chase	6/14/16	7,300,000	10,670	10,833	163
Chilean Peso	Deutsche Bank	6/20/16	81,375,000	117,475	120,694	3,219

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Chilean Peso	Barclays Bank	6/23/16	12,000,000	$17,580	$17,794	$214
European Euro	Bank of America	5/4/16	44,641	49,222	50,840	1,618
European Euro	Credit Suisse First Boston	5/4/16	143,899	157,795	163,880	6,085
European Euro	Deutsche Bank	5/4/16	40,378	44,477	45,985	1,508
European Euro	HSBC Bank	5/4/16	40,432	44,856	46,046	1,190
European Euro	State Street	5/4/16	128,504	141,137	146,347	5,210
European Euro	Bank of America	5/18/16	99,679	112,040	113,572	1,532
European Euro	Credit Suisse First Boston	5/18/16	90,982	102,626	103,663	1,037
European Euro	Deutsche Bank	5/18/16	46,862	52,365	53,394	1,029
European Euro	HSBC Bank	5/18/16	76,118	85,791	86,728	937
European Euro	State Street	5/18/16	75,995	85,548	86,587	1,039
Indian Rupee	HSBC Bank	4/11/16	258,409,000	3,819,991	3,894,423	74,432
Indian Rupee	JPMorgan Chase	4/18/16	5,537,000	81,836	83,338	1,502
Indian Rupee	Deutsche Bank	4/20/16	8,080,848	118,976	121,580	2,604
Indian Rupee	JPMorgan Chase	4/25/16	26,253,400	380,098	394,624	14,526
Indian Rupee	Deutsche Bank	4/27/16	4,760,000	69,274	71,522	2,248
Indian Rupee	Deutsche Bank	4/29/16	15,866,666	230,184	238,319	8,135
Indian Rupee	JPMorgan Chase	4/29/16	138,043,500	1,996,822	2,073,425	76,603
Indian Rupee	Deutsche Bank	5/9/16	7,933,333	115,353	118,936	3,583
Indian Rupee	JPMorgan Chase	5/9/16	5,537,000	80,777	83,010	2,233
Indian Rupee	HSBC Bank	5/16/16	8,549,600	123,102	128,006	4,904
Indian Rupee	JPMorgan Chase	5/23/16	26,253,400	377,247	392,551	15,304
Indian Rupee	JPMorgan Chase	6/3/16	5,537,000	80,063	82,627	2,564
Indian Rupee	Citibank	6/13/16	25,456,000	371,603	379,235	7,632
Indian Rupee	HSBC Bank	6/21/16	8,645,260	127,322	128,622	1,300
Indonesian Rupiah	JPMorgan Chase	6/23/16	25,980,000,000	1,800,416	1,933,198	132,782
Indonesian Rupiah	JPMorgan Chase	6/24/16	11,380,000,000	789,455	846,626	57,171
Indonesian Rupiah	JPMorgan Chase	3/15/17	28,206,170,975	2,023,398	1,997,166	(26,232)
Korean Won	JPMorgan Chase	4/14/16	787,640,500	686,960	688,803	1,843
Korean Won	HSBC Bank	5/12/16	38,271,698	31,916	33,460	1,544
Korean Won	JPMorgan Chase	6/30/16	7,760,000,000	6,629,645	6,782,278	152,633
Korean Won	JPMorgan Chase	7/15/16	2,061,529,000	1,708,826	1,801,618	92,792
Korean Won	Deutsche Bank	9/29/16	316,000,000	271,918	276,030	4,112
Korean Won	HSBC Bank	9/30/16	317,000,000	271,831	276,903	5,072
Malaysian Ringgit	JPMorgan Chase	7/19/16	8,549,000	1,924,970	2,175,417	250,447
Malaysian Ringgit	JPMorgan Chase	7/27/16	1,580,000	406,745	401,848	(4,897)
Malaysian Ringgit	HSBC Bank	9/14/16	13,999,000	3,381,401	3,549,258	167,857
Mexican Peso	Citibank	4/14/16	1,070,200	59,536	61,876	2,340
Mexican Peso	HSBC Bank	5/20/16	51,197,819	3,310,775	2,950,180	(360,595)
Mexican Peso	Citibank	6/6/16	2,731,280	171,752	157,147	(14,605)
Mexican Peso	Citibank	6/8/16	2,728,000	170,772	156,933	(13,839)
Mexican Peso	Citibank	6/13/16	2,789,560	175,853	160,410	(15,443)
Mexican Peso	Citibank	6/22/16	2,146,000	137,063	123,314	(13,749)
Mexican Peso	Citibank	7/8/16	3,689,235	227,766	211,701	(16,065)
Mexican Peso	Citibank	7/11/16	1,506,225	92,526	86,409	(6,117)
Mexican Peso	Citibank	7/14/16	18,448,180	1,019,849	1,058,050	38,201
Mexican Peso	HSBC Bank	9/6/16	11,644,900	666,661	664,629	(2,032)
Mexican Peso	Deutsche Bank	10/17/16	19,592,000	1,146,804	1,114,240	(32,564)
Mexican Peso	Citibank	10/24/16	6,418,829	376,648	364,840	(11,808)
Mexican Peso	HSBC Bank	1/30/17	11,680,000	614,155	658,473	44,318
Mexican Peso	HSBC Bank	3/10/17	10,223,640	554,818	574,486	19,668
Mexican Peso	JPMorgan Chase	3/14/17	28,297,935	1,550,912	1,589,582	38,670
Singapore Dollar	Barclays Bank	8/17/16	103,000	73,221	76,371	3,150
Singapore Dollar	HSBC Bank	8/17/16	77,000	54,746	57,093	2,347

				$42,071,497	$42,942,785	$871,288

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

At March 31, 2016, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Indian Rupee/European Euro	JPMorgan Chase	123,553,500 INR	1,648,492 EUR	$1,786,518	$1,765,210	$(21,308)
Indonesian Rupiah/Australian Dollar	JPMorgan Chase	25,980,000,000 IDR	2,361,818 AUD	1,800,416	1,930,657	130,241
Indonesian Rupiah/Australian Dollar	JPMorgan Chase	11,380,000,000 IDR	1,036,713 AUD	789,455	844,713	55,258
Korean Won/European Euro	Deutsche Bank	316,000,000 KRW	241,491 EUR	271,918	271,548	(370)
Korean Won/European Euro	HSBC Bank	317,000,000 KRW	241,300 EUR	271,831	272,542	711
Korean Won/European Euro	JPMorgan Chase	2,061,529,000 KRW	1,567,572 EUR	1,708,826	1,720,972	12,146
Korean Won/European Euro	JPMorgan Chase	787,640,500 KRW	599,454 EUR	686,960	693,484	6,524
Malaysian Ringgit/European Euro	JPMorgan Chase	8,549,000 MYR	1,768,990 EUR	1,924,970	2,080,706	155,736
Malaysian Ringgit/European Euro	JPMorgan Chase	1,580,000 MYR	365,639 EUR	406,745	391,023	(15,722)
Mexican Peso/European Euro	Citibank	1,070,200 MXN	54,647 EUR	59,536	59,214	(322)
Mexican Peso/European Euro	Citibank	18,448,180 MXN	933,353 EUR	1,019,849	1,012,461	(7,388)

				$10,727,024	$11,042,530	$315,506

Over-the-Counter Interest Rate Swap Agreements

At March 31, 2016, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount (Local)		Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	3.018	8/22/23	JPMorgan Chase	3,910,000	USD	(445,874)	(445,874)
Pay	3-Month U.S. Dollar LIBOR BBA	3.848	8/22/43	JPMorgan Chase	2,230,000	USD	(823,443)	(823,444)

							(1,269,317)	(1,269,318)

See accompanying notes to the schedules of portfolio investments.

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Centrally Cleared Interest Rate Swap Agreements

At March 31, 2016, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)		Upfront Premiums Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	0.926	10/17/17	JP Morgan Securities LLC	9,940,000	USD	—	(18,530)	(18,530)
Pay	3-Month U.S. Dollar LIBOR BBA	0.617	7/7/24	JP Morgan Securities LLC	1,840,000	USD	—	(141,140)	(141,140)
Pay	3-Month U.S. Dollar LIBOR BBA	1.914	1/22/25	JP Morgan Securities LLC	3,430,000	USD	—	(101,021)	(101,021)
Pay	3-Month U.S. Dollar LIBOR BBA	0.621	1/23/25	JP Morgan Securities LLC	4,290,000	USD	—	(146,046)	(146,046)
Pay	3-Month U.S. Dollar LIBOR BBA	1.973	1/27/25	JP Morgan Securities LLC	2,530,000	USD	—	(86,774)	(86,774)
Pay	3-Month U.S. Dollar LIBOR BBA	1.937	1/29/25	JP Morgan Securities LLC	640,000	USD	—	(20,045)	(20,045)
Pay	3-Month U.S. Dollar LIBOR BBA	1.942	1/30/25	JP Morgan Securities LLC	540,000	USD	—	(17,099)	(17,099)
Pay	3-Month U.S. Dollar LIBOR BBA	1.817	2/3/25	JP Morgan Securities LLC	840,000	USD	—	(17,783)	(17,783)
Pay	3-Month U.S. Dollar LIBOR BBA	1.985	3/27/25	JP Morgan Securities LLC	600,000	USD	—	(20,941)	(20,941)
Pay	3-Month U.S. Dollar LIBOR BBA	1.978	3/27/25	JP Morgan Securities LLC	600,000	USD	—	(20,571)	(20,571)

								(589,950)	(589,950)

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks+ (98.9%):
Aerospace & Defense (2.4%):
8,819	Boeing Co. (The)	$1,119,484
12,645	Honeywell International, Inc.	1,416,872
5,582	Raytheon Co.	684,521
1,521	TransDigm Group, Inc.*	335,137
11,162	United Technologies Corp.	1,117,316

		4,673,330

Air Freight & Logistics (0.7%):
12,702	United Parcel Service, Inc., Class B	1,339,680

Airlines (0.7%):
1,434	Alaska Air Group, Inc.	117,617
12,479	American Airlines Group, Inc.	511,764
7,841	JetBlue Airways Corp.*	165,602
9,356	United Continental Holdings, Inc.*	560,050

		1,355,033

Auto Components (0.2%):
2,091	Autoliv, Inc.	247,742
3,720	Cooper Tire & Rubber Co.	137,714

		385,456

Automobiles (0.4%):
46,144	Ford Motor Co.	622,944
836	Tesla Motors, Inc.*	192,088

		815,032

Banks (5.3%):
12,006	Associated Banc-Corp.	215,388
130,175	Bank of America Corp.	1,759,966
34,792	Citigroup, Inc.	1,452,566
8,296	FirstMerit Corp.	174,631
42,336	JPMorgan Chase & Co.	2,507,137
4,047	Old National Bancorp	49,333
38,657	U.S. Bancorp	1,569,088
56,946	Wells Fargo & Co.	2,753,908

		10,482,017

Beverages (2.3%):
43,778	Coca-Cola Co. (The)	2,030,861
2,994	Monster Beverage Corp.*	399,340
21,209	PepsiCo, Inc.	2,173,498

		4,603,699

Biotechnology (3.4%):
17,926	AbbVie, Inc.	1,023,933
3,249	Alexion Pharmaceuticals, Inc.*	452,326
8,752	Amgen, Inc.	1,312,187
6,984	Baxalta, Inc.	282,154
2,954	Biogen Idec, Inc.*	768,985
10,038	Celgene Corp.*	1,004,703
17,825	Gilead Sciences, Inc.	1,637,405
3,213	Vertex Pharmaceuticals, Inc.*	255,401

		6,737,094

Capital Markets (1.8%):
3,061	Affiliated Managers Group, Inc.*	497,106
25,028	Charles Schwab Corp. (The)	701,285
6,870	Eaton Vance Corp.	230,282
5,218	Goldman Sachs Group, Inc. (The)	819,123
7,077	Legg Mason, Inc.	245,430
19,387	Morgan Stanley	484,869
14,864	TD Ameritrade Holding Corp.	468,662
2,247	Waddell & Reed Financial, Inc., Class A	52,894

		3,499,651

Chemicals (2.1%):
3,248	Ashland, Inc.	357,150
1,060	Celanese Corp., Series A	69,430
16,433	Dow Chemical Co. (The)	835,782
11,541	E.I. du Pont de Nemours & Co.	730,776
5,060	Eastman Chemical Co.	365,484

Shares		Fair Value
Common Stocks+, continued
Chemicals, continued
6,632	LyondellBasell Industries NV, Class A	$567,567
8,151	Monsanto Co.	715,169
6,457	Olin Corp.	112,158
5,587	RPM International, Inc.	264,433

		4,017,949

Commercial Services & Supplies (0.5%):
6,223	ADT Corp. (The)	256,761
10,004	Tyco International plc	367,246
8,964	Waste Management, Inc.	528,876

		1,152,883

Communications Equipment (1.2%):
64,243	Cisco Systems, Inc.	1,828,998
4,067	Motorola Solutions, Inc.	307,872
904	Palo Alto Networks, Inc.*	147,479

		2,284,349

Consumer Finance (0.7%):
4,904	Ally Financial, Inc.*	91,803
12,273	American Express Co.	753,562
10,997	Discover Financial Services	559,967

		1,405,332

Containers & Packaging (0.4%):
5,739	Avery Dennison Corp.	413,840
3,464	Sonoco Products Co.	168,246
5,967	WestRock Co.	232,892

		814,978

Distributors (0.3%):
6,153	Genuine Parts Co.	611,362

Diversified Financial Services (2.2%):
22,713	Berkshire Hathaway, Inc., Class B*	3,222,520
5,663	CME Group, Inc.	543,931
2,240	IntercontinentalExchange, Inc.	526,714

		4,293,165

Diversified Telecommunication Services (2.6%):
65,623	AT&T, Inc.	2,570,453
953	SBA Communications Corp., Class A*	95,462
44,491	Verizon Communications, Inc.	2,406,073

		5,071,988

Electric Utilities (1.5%):
23,016	American Electric Power Co., Inc.	1,528,262
15,672	Duke Energy Corp.	1,264,417
2,364	Hawaiian Electric Industries, Inc.	76,594
6,292	OGE Energy Corp.	180,140

		3,049,413

Electrical Equipment (0.6%):
5,036	Eaton Corp. plc	315,052
9,172	Emerson Electric Co.	498,774
2,293	Hubbell, Inc.	242,897

		1,056,723

Electronic Equipment, Instruments & Components (0.4%):
17,208	Corning, Inc.	359,475
7,237	TE Connectivity, Ltd.	448,115

		807,590

Energy Equipment & Services (1.4%):
10,262	Baker Hughes, Inc.	449,783
17,682	Halliburton Co.	631,601
15,614	Patterson-UTI Energy, Inc.	275,119
18,057	Schlumberger, Ltd.	1,331,703

		2,688,206

Food & Staples Retailing (2.2%):
18,598	CVS Health Corp.	1,929,171

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Food & Staples Retailing, continued
13,026	Walgreens Boots Alliance, Inc.	$1,097,310
19,319	Wal-Mart Stores, Inc.	1,323,158

		4,349,639

Food Products (1.3%):
4,664	Bunge, Ltd.	264,309
12,806	ConAgra Foods, Inc.	571,404
7,593	Kraft Heinz Co. (The)	596,506
28,754	Mondelez International, Inc., Class A	1,153,610

		2,585,829

Gas Utilities (0.3%):
2,075	AGL Resources, Inc.	135,166
2,701	National Fuel Gas Co.	135,185
761	ONE Gas, Inc.	46,497
2,793	WGL Holdings, Inc.	202,129

		518,977

Health Care Equipment & Supplies (2.1%):
22,130	Abbott Laboratories	925,697
8,970	Baxter International, Inc.	368,488
29,206	Boston Scientific Corp.*	549,365
2,677	Hologic, Inc.*	92,357
731	Intuitive Surgical, Inc.*	439,368
22,424	Medtronic plc	1,681,799
1,684	ResMed, Inc.	97,369

		4,154,443

Health Care Providers & Services (2.7%):
6,874	Aetna, Inc.	772,294
4,627	Anthem, Inc.	643,107
11,591	Express Scripts Holding Co.*	796,186
6,054	HCA Holdings, Inc.*	472,515
5,489	Patterson Cos., Inc.	255,403
5,104	Quest Diagnostics, Inc.	364,681
12,748	UnitedHealth Group, Inc.	1,643,216
3,640	Universal Health Services, Inc., Class B	453,981

		5,401,383

Hotels, Restaurants & Leisure (1.5%):
26,025	Hilton Worldwide Holdings, Inc.	586,083
51	Las Vegas Sands Corp.	2,636
14,431	McDonald’s Corp.	1,813,689
5,635	Melco Crown Entertainment, Ltd., ADR	93,034
4,794	MGM Resorts International*	102,783
2,943	Norwegian Cruise Line Holdings, Ltd.*	162,718
1,815	Restaurant Brands International, Inc.	70,476
24,896	Wendy’s Co. (The)	271,117

		3,102,536

Household Durables (1.1%):
2,155	Jarden Corp.*	127,037
8,643	Leggett & Platt, Inc.	418,321
13,930	Newell Rubbermaid, Inc.	616,959
16,001	Toll Brothers, Inc.*	472,190
1,470	Tupperware Brands Corp.	85,231
2,277	Whirlpool Corp.	410,634

		2,130,372

Household Products (2.0%):
3,366	Church & Dwight Co., Inc.	310,278
12,937	Colgate-Palmolive Co.	913,999
4,323	Kimberly-Clark Corp.	581,487
26,664	Procter & Gamble Co. (The)	2,194,714

		4,000,478

Industrial Conglomerates (2.7%):
10,329	3M Co., Class B	1,721,121

Shares		Fair Value
Common Stocks+, continued
Industrial Conglomerates, continued
110,516	General Electric Co.	$3,513,304

		5,234,425

Insurance (2.8%):
6,472	Aflac, Inc.	408,642
9,824	Allstate Corp. (The)	661,843
15,841	American International Group, Inc.	856,206
5,488	Aon plc	573,222
3,309	Arthur J. Gallagher & Co.	147,184
5,948	FNF Group	201,637
10,130	Lincoln National Corp.	397,096
14,176	Marsh & McLennan Cos., Inc.	861,760
4,929	Principal Financial Group, Inc.	194,449
6,979	Travelers Cos., Inc. (The)	814,519
9,136	XL Group plc	336,205

		5,452,763

Internet & Catalog Retail (1.9%):
4,612	Amazon.com, Inc.*	2,737,868
771	Priceline Group, Inc. (The)*	993,788

		3,731,656

Internet Software & Services (5.1%):
3,895	Alphabet, Inc., Class A*	2,971,495
2,801	Alphabet, Inc., Class C*	2,086,605
1,378	Baidu, Inc., ADR*	263,032
20,970	eBay, Inc.*	500,344
28,249	Facebook, Inc., Class A*	3,223,210
570	LinkedIn Corp., Class A*	65,180
5,240	VeriSign, Inc.*	463,950
12,713	Yahoo!, Inc.*	467,966

		10,041,782

IT Services (3.6%):
8,263	Automatic Data Processing, Inc.	741,274
4,365	Broadridge Financial Solutions, Inc.	258,888
9,657	Cognizant Technology Solutions Corp., Class A*	605,494
6,713	Fidelity National Information Services, Inc.	425,000
1,818	FleetCor Technologies, Inc.*	270,428
9,631	International Business Machines Corp.	1,458,615
9,767	Paychex, Inc.	527,516
16,030	PayPal Holdings, Inc.*	618,758
25,424	Visa, Inc., Class A	1,944,427
11,149	Western Union Co.	215,064

		7,065,464

Leisure Products (0.1%):
8,009	Mattel, Inc.	269,263

Life Sciences Tools & Services (0.2%):
2,329	Illumina, Inc.*	377,554

Machinery (1.8%):
8,949	Caterpillar, Inc.	684,956
3,758	Cummins, Inc.	413,155
5,131	Deere & Co.	395,036
4,670	Parker Hannifin Corp.	518,744
3,910	Pentair plc	212,157
4,129	Snap-On, Inc.	648,212
6,532	Stanley Black & Decker, Inc.	687,231
2,069	Timken Co.	69,291

		3,628,782

Media (3.3%):
30,787	Comcast Corp., Class A	1,880,470
5,947	Liberty Global plc, Series C*	223,369
489	Liberty Global plc, Class A*	18,827
8,938	News Corp., Class B	118,429
4,716	Omnicom Group, Inc.	392,513

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Media, continued
102,928	Sirius XM Holdings, Inc.*	$406,566
3,806	Time Warner Cable, Inc., Class A	778,784
10,064	Time Warner, Inc., Class A	730,143
2,728	Time, Inc.	42,120
18,949	Walt Disney Co. (The)	1,881,824

		6,473,045

Metals & Mining (0.3%):
6,501	Southern Copper Corp.	180,143
14,882	Steel Dynamics, Inc.	334,993
2,164	Worthington Industries, Inc.	77,125

		592,261

Multiline Retail (0.6%):
5,970	Nordstrom, Inc.	341,544
9,931	Target Corp.	817,122

		1,158,666

Multi-Utilities (1.7%):
5,414	Alliant Energy Corp.	402,152
11,410	Ameren Corp.	571,641
19,235	CenterPoint Energy, Inc.	402,396
8,839	Consolidated Edison, Inc.	677,244
14,875	Public Service Enterprise Group, Inc.	701,208
11,320	WEC Energy Group, Inc.	679,992

		3,434,633

Oil, Gas & Consumable Fuels (5.3%):
7,873	Cheniere Energy, Inc.*	266,344
23,670	Chevron Corp.	2,258,118
2,809	Concho Resources, Inc.*	283,821
21,540	ConocoPhillips	867,416
19,268	Continental Resources, Inc.*	584,976
48,282	Exxon Mobil Corp.	4,035,893
1,814	Gulfport Energy Corp.*	51,409
13,067	Occidental Petroleum Corp.	894,175
5,942	ONEOK, Inc.	177,428
10,770	Phillips 66	932,574

		10,352,154

Personal Products (0.1%):
2,069	Herbalife, Ltd.*	127,368

Pharmaceuticals (5.3%):
5,099	Allergan plc*	1,366,685
20,305	Bristol-Myers Squibb Co.	1,297,083
12,643	Eli Lilly & Co.	910,422
29,384	Johnson & Johnson Co.	3,179,350
31,784	Merck & Co., Inc.	1,681,691
69,504	Pfizer, Inc.	2,060,099

		10,495,330

Professional Services (0.3%):
1,897	Dun & Bradstreet Corp.	195,543
5,166	Verisk Analytics, Inc., Class A*	412,866

		608,409

Real Estate Investment Trusts (REITs) (2.0%):
20,129	American Capital Agency Corp.	375,003
54,944	Annaly Capital Management, Inc.	563,725
4,618	Care Capital Properties, Inc.	123,947
3,962	Digital Realty Trust, Inc.	350,597
24,228	Duke Realty Corp.	546,099
2,568	Extra Space Storage, Inc.	240,005
9,946	Hatteras Financial Corp.	142,228
7,306	Healthcare Realty Trust, Inc.	225,682
7,071	Liberty Property Trust	236,596
1,447	Mack-Cali Realty Corp.	34,005
7,360	Senior Housing Properties Trust	131,670
6,269	UDR, Inc.	241,545

Shares		Fair Value
Common Stocks+, continued
Real Estate Investment Trusts (REITs), continued
12,870	Ventas, Inc.	$810,296

		4,021,398

Road & Rail (0.7%):
8,204	Avis Budget Group, Inc.*	224,461
733	Canadian Pacific Railway, Ltd.	97,262
26,090	CSX Corp.	671,818
22,000	Hertz Global Holdings, Inc.*	231,660

		1,225,201

Semiconductors & Semiconductor Equipment (2.9%):
28,759	Advanced Micro Devices, Inc.*	81,963
5,659	Analog Devices, Inc.	334,956
20,390	Applied Materials, Inc.	431,860
52,988	Intel Corp.	1,714,163
8,711	Linear Technology Corp.	388,162
4,646	Microchip Technology, Inc.	223,937
11,667	NVIDIA Corp.	415,695
17,953	QUALCOMM, Inc.	918,116
4,352	Skyworks Solutions, Inc.	339,021
16,148	Texas Instruments, Inc.	927,218

		5,775,091

Software (4.4%):
11,433	Activision Blizzard, Inc.	386,893
9,420	Adobe Systems, Inc.*	883,596
3,375	ANSYS, Inc.*	301,928
89,371	Microsoft Corp.	4,935,960
10,073	Nuance Communications, Inc.*	188,264
36,439	Oracle Corp.	1,490,719
3,653	ServiceNow, Inc.*	223,491
14,489	Symantec Corp.	266,308

		8,677,159

Specialty Retail (3.0%):
1,847	American Eagle Outfitters, Inc.	30,789
6,232	Foot Locker, Inc.	401,964
6,669	Gap, Inc. (The)	196,069
17,548	Home Depot, Inc. (The)	2,341,430
4,245	L Brands, Inc.	372,753
16,724	Lowe’s Cos., Inc.	1,266,843
4,304	Tiffany & Co.	315,828
11,395	TJX Cos., Inc. (The)	892,798

		5,818,474

Technology Hardware, Storage & Peripherals (3.8%):
61,435	Apple, Inc.	6,695,801
26,563	EMC Corp.	707,904

		7,403,705

Textiles, Apparel & Luxury Goods (0.6%):
8,396	Michael Kors Holdings, Ltd.*	478,236
6,579	Under Armour, Inc., Class A*	558,097

		1,036,333

Thrifts & Mortgage Finance (0.0%):
3,360	New York Community Bancorp, Inc.	53,424

Tobacco (2.0%):
25,758	Altria Group, Inc.	1,613,996
16,719	Philip Morris International, Inc.	1,640,301
10,833	Reynolds American, Inc.	545,008
4,509	Vector Group, Ltd.	102,986

		3,902,291

Trading Companies & Distributors (0.0%):
2,025	GATX Corp.	96,188

Wireless Telecommunication Services (0.1%):
20,666	Sprint Corp.*	71,918

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Wireless Telecommunication Services, continued
2,775	T-Mobile US, Inc.*	$106,282

		178,200

Total Common Stocks (Cost $139,081,410)		194,619,606

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Options (0.2%):
Total Purchased Options (Cost $1,556,528)		554,890

Unaffiliated Investment Company (1.4%):
2,713,424	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(a)	2,713,424

Total Unaffiliated Investment Company (Cost $2,713,424)		2,713,424

Total Investment Securities (Cost $143,351,362)(b) - 100.5%		197,887,920
Net other assets (liabilities) - (0.5)%		(1,093,247)

Net Assets - 100.0%		$196,794,673

Percentages indicated are based on net assets as of March 31, 2016.

ADR	- American Depositary Receipt

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
(a)	The rate represents the effective yield at March 31, 2016.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Exchange-traded options purchased as of March 31, 2016 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
S&P 500 Index	Put	1725.00 USD	04/15/16	95	$2,850
S&P 500 Index	Put	1775.00 USD	04/15/16	103	3,090
S&P 500 Index	Put	1700.00 USD	05/20/16	107	17,655
S&P 500 Index	Put	1725.00 USD	05/20/16	107	19,260
S&P 500 Index	Put	1850.00 USD	05/20/16	140	79,100
S&P 500 Index	Put	1875.00 USD	05/20/16	132	92,400
S&P 500 Index	Put	1825.00 USD	06/17/16	95	104,975
S&P 500 Index	Put	1875.00 USD	06/17/16	156	235,560

Total					$554,890

Exchange-traded options written as of March 31, 2016 were as follows:
Description	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
S&P 500 Index	Call	1925.00 USD	04/15/16	103	$(1,383,290)
S&P 500 Index	Call	2000.00 USD	04/15/16	107	(677,845)
S&P 500 Index	Call	2025.00 USD	04/15/16	106	(443,610)
S&P 500 Index	Call	2050.00 USD	04/22/16	108	(305,640)
S&P 500 Index	Call	2025.00 USD	05/06/16	102	(547,230)
S&P 500 Index	Call	1975.00 USD	05/20/16	97	(941,870)
S&P 500 Index	Call	2000.00 USD	05/20/16	106	(817,260)
S&P 500 Index	Call	2050.00 USD	05/20/16	107	(444,050)
S&P 500 Index	Call	2050.00 USD	06/17/16	99	(527,670)

Total					$(6,088,465)

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.2%):
Aerospace & Defense (1.0%):
154,212	BAE Systems plc	$1,123,734
55,447	Cobham plc	172,128
28,311	European Aeronautic Defence & Space Co. NV	1,878,268
16,535	Finmeccanica SpA*	209,713
35,667	Meggitt plc	207,444
90,148	Rolls-Royce Holdings plc	877,485
15,259	Safran SA	1,066,775
74,800	Singapore Technologies Engineering, Ltd.	179,234
5,332	Thales SA	466,890
9,576	Zodiac Aerospace	191,256

		6,372,927

Air Freight & Logistics (0.4%):
44,094	Bollore, Inc.	170,792
46,226	Deutsche Post AG	1,283,602
42,300	Royal Mail plc	290,771
25,863	TNT Express NV	232,028
15,800	Yamato Holdings Co., Ltd.	315,336

		2,292,529

Airlines (0.2%):
61,000	All Nippon Airways Co., Ltd.^	171,575
61,000	Cathay Pacific Airways, Ltd.	105,571
10,558	Deutsche Lufthansa AG, Registered Shares*	170,650
7,065	easyJet plc	153,628
38,496	International Consolidated Airlines Group SA	306,142
6,170	Japan Airlines Co., Ltd.	225,939
23,105	Qantas Airways, Ltd.	72,015
1,365	Ryanair Holdings plc, ADR	117,144
27,200	Singapore Airlines, Ltd.	230,470

		1,553,134

Auto Components (1.3%):
9,400	Aisin Sieki Co., Ltd.	353,975
31,200	Bridgestone Corp.	1,162,870
8,931	Compagnie Generale des Establissements Michelin SCA, Class B	911,582
5,243	Continental AG	1,193,006
23,300	Denso Corp.	933,910
85,877	GKN plc	355,753
5,000	Koito Manufacturing Co., Ltd.	225,872
9,100	NGK Spark Plug Co., Ltd.	173,567
6,000	NHK SPRING Co., Ltd.	57,262
4,400	NOK Corp.	74,889
5,373	Nokian Renkaat OYJ	189,463
6,700	Stanley Electric Co., Ltd.	151,061
35,300	Sumitomo Electric Industries, Ltd.	429,171
8,700	Sumitomo Rubber Industries, Ltd.	134,042
3,300	Toyoda Gosei Co., Ltd.	63,662
8,000	Toyota Industries Corp.	359,495
3,787	Valeo SA	588,730
4,500	Yokohama Rubber Co., Ltd. (The)	73,974

		7,432,284

Automobiles (3.5%):
16,025	Bayerische Motoren Werke AG (BMW)	1,471,608
9,100	Daihatsu Motor Co., Ltd.	127,889
46,316	Daimler AG, Registered Shares	3,550,171
5,915	Ferrari NV*^	244,680
42,235	Fiat Chrysler Automobiles NV^	338,750
28,200	Fuji Heavy Industries, Ltd.	992,934
78,900	Honda Motor Co., Ltd.	2,162,558
27,200	Isuzu Motors, Ltd.	280,716
26,800	Mazda Motor Corp.	414,168

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
33,400	Mitsubishi Motors Corp.	$249,488
118,500	Nissan Motor Co., Ltd.	1,093,568
21,946	PSA Peugeot Citroen SA*	375,427
9,221	Renault SA	914,818
17,600	Suzuki Motor Corp.	470,574
130,600	Toyota Motor Corp.	6,888,552
1,724	Volkswagen AG	250,071
12,100	Yamaha Motor Co., Ltd.	200,519

		20,026,491

Banks (11.6%):
58,000	Aozora Bank, Ltd.	202,170
140,174	Australia & New Zealand Banking Group, Ltd.	2,504,811
307,702	Banco Bilbao Vizcaya Argentaria SA	2,029,629
2,550,431	Banco Commercial Portugues SA*	102,947
254,701	Banco de Sabadell SA	455,160
15,088	Banco Popolare SC*^	103,629
90,624	Banco Popular Espanol SA	233,749
696,832	Banco Santander SA	3,044,324
54,406	Bank Hapoalim BM	282,267
63,223	Bank Leumi Le-Israel Corp.*	227,030
54,800	Bank of East Asia, Ltd. (The)^	204,995
1,357,034	Bank of Ireland*	393,324
16,000	Bank of Kyoto, Ltd. (The)^	104,310
19,798	Bank of Queensland, Ltd.	182,750
52,000	Bank of Yokohama, Ltd. (The)(a)	236,364
219,975	Bankia SA	207,304
34,660	Bankinter SA^	243,585
814,507	Barclays plc	1,741,966
21,061	Bendigo & Adelaide Bank, Ltd.	142,387
50,868	BNP Paribas SA	2,550,243
181,000	BOC Hong Kong Holdings, Ltd.	540,456
37,000	Chiba Bank, Ltd. (The)	184,354
7,800	Chugoku Bank, Ltd. (The)	81,203
164,030	Chuo Mitsui Trust Holdings, Inc.	480,123
50,363	Commerzbank AG	437,597
82,464	Commonwealth Bank of Australia^	4,729,252
51,486	Credit Agricole SA	555,205
129,840	Criteria Caixacorp SA	382,200
33,467	Danske Bank A/S	942,002
83,700	DBS Group Holdings, Ltd.	954,972
46,559	DnB NOR ASA	550,402
12,772	Erste Group Bank AG*	358,694
42,000	Fukuoka Financial Group, Inc.	136,907
16,000	Gunma Bank, Ltd. (The)	65,964
18,000	Hachijuni Bank, Ltd. (The)	77,399
36,300	Hang Seng Bank, Ltd.	641,514
21,000	Hiroshima Bank, Ltd. (The)	76,543
53,000	Hokuhoku Financial Group, Inc.	69,540
944,559	HSBC Holdings plc	5,851,769
186,939	ING Groep NV	2,250,699
41,392	Intesa Sanpaolo	106,966
608,000	Intesa Sanpaolo SpA	1,671,680
11,000	Iyo Bank, Ltd. (The)	71,862
18,500	Japan Post Bank Co., Ltd.	227,596
28,000	Joyo Bank, Ltd. (The)	95,840
11,858	KBC Groep NV	611,011
15,800	Kyushu Financial Group, Inc.	90,912
2,740,412	Lloyds Banking Group plc	2,659,456
615,600	Mitsubishi UFJ Financial Group, Inc.	2,850,858
7,754	Mizrahi Tefahot Bank, Ltd.	90,962
1,146,139	Mizuho Financial Group, Inc.	1,711,123
126,038	National Australia Bank, Ltd.	2,519,822
46,900	Natixis	230,061
146,658	Nordea Bank AB	1,408,126
150,399	Oversea-Chinese Banking Corp., Ltd.	986,156

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
5,297	Raiffeisen International Bank-Holding AG*^	$80,113
107,187	Resona Holdings, Inc.	382,317
170,644	Royal Bank of Scotland Group plc*	542,581
26,200	Seven Bank, Ltd.	111,518
79,000	Shinsei Bank, Ltd.	103,143
25,000	Shizuoka Bank, Ltd. (The)	180,301
72,722	Skandinaviska Enskilda Banken AB, Class A^	690,660
35,110	Societe Generale	1,291,334
155,893	Standard Chartered plc	1,048,832
61,869	Sumitomo Mitsui Financial Group, Inc.	1,874,655
10,000	Suruga Bank, Ltd.	175,699
72,019	Svenska Handelsbanken AB, A Shares	911,282
43,394	Swedbank AB, A Shares	930,032
43,534	UBI Banca - Unione di Banche Italiane SCPA	159,644
228,097	UniCredit SpA	821,573
62,073	United Overseas Bank, Ltd.	868,874
159,685	Westpac Banking Corp.	3,709,744
9,000	Yamaguchi Financial Group, Inc.^	81,786

		63,856,258

Beverages (2.7%):
38,598	Anheuser-Busch InBev NV	4,810,820
18,400	Asahi Breweries, Ltd.	572,424
5,227	Carlsberg A/S, Class B	497,169
26,462	Coca-Cola Amatil, Ltd.	178,788
9,945	Coca-Cola HBC AG	210,987
121,101	Diageo plc	3,267,552
4,944	Heineken Holding NV	384,603
11,027	Heineken NV	998,345
40,200	Kirin Holdings Co., Ltd.	562,811
10,130	Pernod Ricard SA	1,128,261
1,111	Remy Cointreau SA^	84,292
46,929	SABMiller plc	2,867,401
6,500	Suntory Beverage & Food, Ltd.	292,118
37,106	Treasury Wine Estates, Ltd.	273,445

		16,129,016

Biotechnology (0.6%):
4,894	Actelion, Ltd., Registered Shares	729,864
22,299	CSL, Ltd.	1,729,368
2,533	Genmab A/S*	350,757
15,356	Grifols SA	340,871

		3,150,860

Building Products (0.8%):
48,000	Asahi Glass Co., Ltd.	262,615
48,137	Assa Abloy AB, Class B	946,697
23,125	Compagnie de Saint-Gobain SA	1,015,765
11,100	Daikin Industries, Ltd.	829,225
1,812	Geberit AG, Registered Shares	675,129
13,300	Lixil Group Corp.	270,692
6,500	TOTO, Ltd.	202,159

		4,202,282

Capital Markets (1.5%):
43,572	3i Group plc	284,090
44,380	Aberdeen Asset Management plc	175,341
86,227	Credit Suisse Group AG	1,219,148
81,300	Daiwa Securities Group, Inc.	498,659
66,583	Deutsche Bank AG, Registered Shares	1,132,692
13,096	Hargreaves Lansdown plc	251,223
28,531	ICAP plc	193,903
25,402	Investec plc	185,623

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
11,086	Julius Baer Group, Ltd.	$473,781
14,677	Macquarie Group, Ltd.	739,533
28,337	Mediobanca SpA	203,781
171,600	Nomura Holdings, Inc.	763,958
803	Partners Group Holding AG	321,911
10,205	Platinum Asset Management, Ltd.^	49,612
9,090	SBI Holdings, Inc.	91,981
6,290	Schroders plc	240,937
176,467	UBS Group AG	2,827,494

		9,653,667

Chemicals (3.6%):
16,453	Air Liquide SA	1,845,173
8,000	Air Water, Inc.	118,088
12,069	AkzoNobel NV	819,968
3,434	Arkema SA	256,887
62,000	Asahi Kasei Corp.	417,984
44,289	BASF SE	3,338,919
4,560	Christian Hansen Holding A/S	305,991
6,322	Croda International plc	275,258
14,000	Daicel Chemical Industries, Ltd.	190,850
415	EMS-Chemie Holding AG	214,811
7,079	Evonik Industries AG	212,178
3,442	Fuchs Petrolub SE	153,560
451	Givaudan SA, Registered Shares	882,481
4,200	Hitachi Chemical Co., Ltd.	75,535
78,790	Incitec Pivot, Ltd.	191,740
28,521	Israel Chemicals, Ltd.	123,699
9,528	Johnson Matthey plc	374,297
8,800	JSR Corp.	126,199
9,347	K+S AG, Registered Shares^	218,569
15,000	Kaneka Corp.	128,072
11,800	Kansai Paint Co., Ltd.	189,468
8,892	Koninklijke DSM NV	487,401
16,400	Kuraray Co., Ltd.	200,036
4,597	Lanxess AG	220,801
8,994	Linde AG	1,309,849
67,800	Mitsubishi Chemical Holdings Corp.	352,851
16,000	Mitsubishi Gas Chemical Co., Inc.	85,935
35,000	Mitsui Chemicals, Inc.	116,235
6,600	Nippon Paint Holdings Co., Ltd.^	146,354
8,100	Nitto Denko Corp.	450,066
10,905	Novozymes A/S, B Shares	488,811
3,657	OCI NV*	71,263
18,247	Orica, Ltd.^	213,929
19,600	Shin-Etsu Chemical Co., Ltd.	1,013,848
105	Sika AG, Bearer Shares	414,668
3,695	Solvay SA	369,418
69,000	Sumitomo Chemical Co., Ltd.	311,003
6,135	Symrise AG	410,057
4,451	Syngenta AG	1,845,613
6,300	Taiyo Nippon Sanso Corp.	59,395
48,000	Teijin, Ltd.	167,120
71,000	Toray Industries, Inc.	603,764
4,424	Umicore SA	219,612
8,805	Yara International ASA	330,636

		20,348,392

Commercial Services & Supplies (0.6%):
12,912	Aggreko plc	198,723
12,006	Babcock International Group plc	163,625
76,955	Brambles, Ltd.	712,589
26,000	Dai Nippon Printing Co., Ltd.	230,928
10,252	Edenred	198,903
81,241	G4S plc	221,331
7,021	ISS A/S	281,184
4,200	Park24 Co., Ltd.^	117,358
10,100	SECOM Co., Ltd.	750,541

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
15,234	Securitas AB, B Shares	$252,256
1,347	Societe BIC SA	202,471
2,800	Sohgo Security Services Co., Ltd.	151,713
27,000	Toppan Printing Co., Ltd.	226,074

		3,707,696

Communications Equipment (0.7%):
277,601	Nokia Oyj	1,648,813
147,130	Telefonaktiebolaget LM Ericsson, B Shares	1,472,361

		3,121,174

Construction & Engineering (0.8%):
9,830	ACS, Actividades de Construccion y Servicios SA	291,686
10,163	Bouygues SA	413,437
4,350	Cimic Group, Ltd.	115,729
23,632	Ferrovial SA	505,663
9,000	JGC Corp.	134,683
42,000	Kajima Corp.	262,891
4,438	Koninklijke Boskalis Westminster NV	173,872
32,000	Obayashi Corp.	315,481
28,000	Shimizu Corp.	236,789
18,314	Skanska AB, Class B	417,133
52,000	TAISEI Corp.	343,095
23,139	Vinci SA	1,717,932

		4,928,391

Construction Materials (0.5%):
33,601	Boral, Ltd.	158,941
39,530	CRH plc	1,113,590
32,082	Fletcher Building, Ltd.	174,842
6,775	HeidelbergCement AG	579,650
1,819	Imerys SA	126,734
20,751	James Hardie Industries SE	282,829
22,179	LafargeHolcim, Ltd., Registered Shares	1,042,574
61,000	Taiheiyo Cement Corp.	140,026

		3,619,186

Consumer Finance (0.2%):
18,900	ACOM Co., Ltd.*	94,890
4,900	Aeon Credit Service Co., Ltd.	115,258
6,600	Credit Saison Co., Ltd.	114,841
7,435	Provident Financial plc	315,255

		640,244

Containers & Packaging (0.2%):
57,237	Amcor, Ltd.	627,676
32,605	Rexam plc	296,496
7,900	Toyo Seikan Kaisha, Ltd.^	147,898

		1,072,070

Distributors (0.0%):
6,088	Jardine Cycle & Carriage, Ltd.	180,766

Diversified Consumer Services (0.0%):
3,100	Benesse Holdings, Inc.	89,227

Diversified Financial Services (1.0%):
9,712	ASX, Ltd.	308,050
27,462	Challenger, Ltd.	175,418
9,444	Deutsche Boerse AG	805,716
1,776	Eurazeo	120,028
5,531	EXOR SpA	197,723
131,750	First Pacific Co., Ltd.	98,354
4,067	Groupe Bruxelles Lambert SA	335,264
54,700	Hong Kong Exchanges & Clearing, Ltd.	1,318,043
7,850	Industrivarden AB, C Shares	133,197
22,080	Investor AB, B Shares	781,236
27,300	Japan Exchange Group, Inc.	416,927

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
11,602	Kinnevik Investment AB, Class B	$327,425
15,532	London Stock Exchange Group plc	625,564
21,900	Mitsubishi UFJ Lease & Finance Co., Ltd.	95,839
64,100	ORIX Corp.	910,983
1,526	Pargesa Holding SA	97,100
34,000	Singapore Exchange, Ltd.	200,500
1,293	Wendel	140,621

		7,087,988

Diversified Telecommunication Services (3.1%):
7,190	Belgacom SA	245,675
89,571	Bezeq Israeli Telecommunication Corp., Ltd. (The)	201,990
408,738	BT Group plc	2,573,923
155,871	Deutsche Telekom AG, Registered Shares	2,795,727
6,852	Elisa OYJ^	265,409
95,515	France Telecom SA	1,668,633
130,820	HKT Trust & HKT, Ltd.	180,109
1,281	Iliad SA	329,056
21,859	Inmarsat plc	307,689
154,871	Koninklijke (Royal) KPN NV	646,915
33,352	Nippon Telegraph & Telephone Corp.	1,434,246
175,000	PCCW, Ltd.	113,289
387,400	Singapore Telecommunications, Ltd.	1,097,826
1,272	Swisscom AG, Registered Shares	688,989
40,588	TDC A/S	197,968
92,233	Telecom Corp. of New Zealand, Ltd.	232,629
565,455	Telecom Italia SpA*^	609,632
273,349	Telecom Italia SpA	237,940
35,149	Telefonica Deutschland Holding AG	190,315
217,057	Telefonica SA	2,425,871
36,493	Telenor ASA	589,739
123,406	TeliaSonera AB	640,697
208,173	Telstra Corp., Ltd.	848,354
15,182	TPG Telecom, Ltd.	131,522
21,376	Vocus Communications, Ltd.	136,098

		18,790,241

Electric Utilities (2.0%):
98,840	AusNet Services	112,707
33,000	Cheung Kong Infrastructure Holdings, Ltd.	322,743
32,100	Chubu Electric Power Co., Inc.	447,299
13,700	Chugoku Electric Power Co., Inc. (The)^	184,731
89,500	CLP Holdings, Ltd.	809,508
32,496	Contact Energy, Ltd.	112,373
110,471	EDP - Energias de Portugal SA	391,651
13,190	Electricite de France	147,484
15,013	Endesa SA	287,438
343,115	Enel SpA	1,518,352
22,581	Fortum OYJ	340,246
117,500	HK Electric Investments, Ltd.	103,463
8,900	Hokuriku Electric Power Co.	125,941
66,000	Hongkong Electric Holdings, Ltd.	675,335
262,099	Iberdrola SA	1,743,904
34,600	Kansai Electric Power Co., Inc. (The)*	305,779
22,900	Kyushu Electric Power Co., Inc.*	217,856
31,280	Mighty River Power, Ltd.	63,156
3,926	Red Electrica Corporacion SA	340,012
47,945	Scottish & Southern Energy plc	1,023,645
9,500	Shikoku Electric Power Co., Inc.	127,115
75,684	Terna SpA	431,197
22,000	Tohoku Electric Power Co., Inc.	283,762

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
71,300	Tokyo Electric Power Co., Inc. (The)*	$391,195

		10,506,892

Electrical Equipment (1.2%):
106,402	ABB, Ltd.	2,073,365
32,000	Fuji Electric Holdings Co., Ltd.	110,552
12,763	Legrand SA	714,350
2,100	Mabuchi Motor Co., Ltd.	97,464
93,000	Mitsubishi Electric Corp.	974,092
10,600	Nidec Corp.	724,960
4,407	OSRAM Licht AG	226,245
9,399	Prysmian SpA	212,860
27,003	Schneider Electric SA	1,705,100
10,922	Vestas Wind Systems A/S	767,659

		7,606,647

Electronic Equipment, Instruments & Components (1.2%):
9,300	ALPS Electric Co., Ltd.	162,000
13,400	Citizen Holdings Co., Ltd.	75,935
7,100	Hamamatsu Photonics K.K.^	195,337
12,254	Hexagon AB, B Shares	476,685
1,295	Hirose Electric Co., Ltd.	142,730
3,200	Hitachi High-Technologies Corp.	89,886
233,100	Hitachi, Ltd.	1,090,017
2,704	Ingenico Group	309,690
2,170	Keyence Corp.	1,183,117
15,700	Kyocera Corp.	691,240
9,900	Murata Manufacturing Co., Ltd.	1,189,378
16,000	Nippon Electric Glass Co., Ltd.	81,858
10,000	Omron Corp.	297,514
13,000	Shimadzu Corp.	203,770
6,300	TDK Corp.	349,657
10,900	Yaskawa Electric Corp.^	125,419
9,500	Yokogawa Electric Corp.	98,135

		6,762,368

Energy Equipment & Services (0.1%):
11,969	Petrofac, Ltd.	157,143
324,016	Saipem SpA*	129,171
5,303	Technip-Coflexip SA	293,185
21,314	Tenaris SA	264,900

		844,399

Food & Staples Retailing (1.7%):
31,900	Aeon Co., Ltd.^	460,732
26,057	Carrefour SA	715,252
2,947	Casino Guichard-Perrachon SA	168,478
3,580	Colruyt SA	208,528
5,076	Delhaize Group	528,810
30,944	Distribuidora Internacional de Alimentacion SA	159,997
2,900	FamilyMart Co., Ltd.	150,717
3,375	ICA Gruppen AB^	111,557
67,007	J Sainsbury plc^	265,256
12,095	Jeronimo Martins SGPS SA	197,389
40,323	Koninklijke Ahold NV	905,024
3,200	LAWSON, Inc.	267,468
8,811	Metro AG	272,543
36,300	Seven & I Holdings Co., Ltd.	1,541,976
384,901	Tesco plc*	1,059,164
54,635	Wesfarmers, Ltd.	1,734,049
109,506	William Morrison Supermarkets plc	311,388
61,502	Woolworths, Ltd.	1,040,840

		10,099,168

Food Products (3.3%):
28,000	Ajinomoto Co., Inc.	630,712
3,899	Aryzta AG^	160,909
17,088	Associated British Foods plc	818,795

Shares		Fair Value
Common Stocks, continued
Food Products, continued
92	Barry Callebaut AG, Registered Shares	$99,822
3,300	Calbee, Inc.	130,840
5	Chocoladefabriken Lindt & Spruengli AG, Registered Shares	374,303
28,539	Danone SA	2,025,682
288,782	Golden Agri-Resources, Ltd.	87,826
7,600	Kerry Group plc, Class A	707,722
7,000	Kikkoman Corp.	230,035
48	Lindt & Spruengli AG^	296,840
6,052	Meiji Holdings Co., Ltd.	485,753
153,744	Nestle SA, Registered Shares	11,484,781
9,000	Nippon Meat Packers, Inc.^	197,953
9,645	Nisshin Seifun Group, Inc.	153,271
3,200	Nissin Foods Holdings Co., Ltd.^	150,210
36,333	Orkla ASA, Class A	328,935
22,849	Tate & Lyle plc	189,508
4,600	Toyo Suisan Kaisha, Ltd.	164,903
301,000	WH Group, Ltd.*	218,059
102,400	Wilmar International, Ltd.	255,211
4,400	Yakult Honsha Co., Ltd.^	194,489
5,000	Yamazaki Baking Co., Ltd.	105,307

		19,491,866

Gas Utilities (0.6%):
56,216	APA Group	379,205
6,986	Enagas SA	209,481
17,696	Gas Natural SDG SA	357,486
334,211	Hong Kong & China Gas Co., Ltd.	624,882
95,000	Osaka Gas Co., Ltd.	364,392
102,449	Snam SpA	640,682
22,000	Toho Gas Co., Ltd.	156,143
112,000	Tokyo Gas Co., Ltd.	522,023

		3,254,294

Health Care Equipment & Supplies (0.9%):
2,829	Cochlear, Ltd.	221,600
5,423	Coloplast A/S, Class B	409,622
9,814	Essilor International SA Compagnie Generale d’Optique	1,209,024
10,087	Getinge AB, B Shares^	231,557
19,900	HOYA Corp.	756,677
13,100	Olympus Co., Ltd.	509,026
41,947	Smith & Nephew plc	688,766
2,629	Sonova Holding AG, Registered Shares	334,856
7,200	Sysmex Corp.	448,863
14,500	Terumo Corp.	519,678
1,254	William Demant Holding A/S*	125,743

		5,455,412

Health Care Providers & Services (0.6%):
18,802	Al Noor Hospitals Group plc	241,535
8,400	Alfresa Holdings Corp.	161,069
10,410	Fresenius Medical Care AG & Co., KGaA	921,906
18,144	Fresenius SE & Co. KGaA	1,325,299
77,573	Healthscope, Ltd.	157,857
6,500	Medipal Holdings Corp.	102,880
2,700	Miraca Holdings, Inc.	110,706
6,725	Ramsay Health Care, Ltd.^	315,951
18,525	Ryman Healthcare, Ltd.	106,874
19,478	Sonic Healthcare, Ltd.	279,094
3,270	Suzuken Co., Ltd.	111,086

		3,834,257

Health Care Technology (0.0%):
9,100	M3, Inc.^	228,398

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (1.5%):
10,219	Accor SA	$432,468
27,178	Aristocrat Leisure, Ltd.	214,322
8,962	Carnival plc	483,172
79,818	Compass Group plc	1,402,689
18,322	Crown, Ltd.	174,273
2,307	Flight Centre, Ltd.^	76,205
115,000	Galaxy Entertainment Group, Ltd.	431,686
285,757	Genting Singapore plc	176,998
11,238	InterContinental Hotels Group plc	461,185
2,929	McDonald’s Holdings Co., Ltd.	69,318
4,904	Melco Crown Entertainment, Ltd., ADR	80,965
34,959	Merlin Entertainments plc	231,874
38,000	MGM China Holdings, Ltd.	57,941
9,700	Oriental Land Co., Ltd.^	686,808
4,010	Paddy Power plc	558,355
117,300	Sands China, Ltd.	478,253
77,333	Shangri-La Asia, Ltd.	88,248
86,000	SJM Holdings, Ltd.	61,452
4,597	Sodexo SA	494,181
39,300	Tabcorp Holdings, Ltd.	128,769
66,313	Tatts Group, Ltd.	191,662
24,129	TUI AG	372,398
8,731	Whitbread plc	496,121
44,396	William Hill plc	207,975
65,200	Wynn Macau, Ltd.*^	100,934

		8,158,252

Household Durables (1.1%):
49,074	Barratt Developments plc	393,547
6,137	Berkeley Group Holdings plc (The)	282,465
10,100	Casio Computer Co., Ltd.^	203,216
11,423	Electrolux AB, Series B*	300,568
21,095	Husqvarna AB, B Shares	154,195
6,800	Iida Group Holdings Co., Ltd.	132,240
16,400	Nikon Corp.^	250,889
106,600	Panasonic Corp.	978,466
14,859	Persimmon plc	443,403
1,700	Rinnai Corp.	150,085
20,000	Sekisui Chemical Co., Ltd.	246,204
28,700	Sekisui House, Ltd.	483,064
61,200	Sony Corp.	1,572,195
156,947	Taylor Wimpey plc	427,162
63,500	Techtronic Industries Co., Ltd.	250,974

		6,268,673

Household Products (0.9%):
5,121	Henkel AG & Co. KGaA	503,120
30,582	Reckitt Benckiser Group plc	2,952,658
28,901	Svenska Cellulosa AB, B Shares	899,437
18,000	Unicharm Corp.	390,743

		4,745,958

Independent Power and Renewable Electricity Producers (0.0%):
7,000	Electric Power Development Co., Ltd.	218,158
90,555	Enel Green Power SpA	194,038
56,029	Meridian Energy, Ltd.	101,489

		513,685

Industrial Conglomerates (1.6%):
130,244	CK Hutchison Holdings, Ltd.	1,692,348
12,200	Jardine Matheson Holdings, Ltd.	696,247
26,000	Keihan Electric Railway Co., Ltd.	182,879
74,000	Keppel Corp., Ltd.	320,947
45,455	Koninklijke Philips Electronics NV	1,290,327
66,390	NWS Holdings, Ltd.	105,990
6,200	Seibu Holdings, Inc.	131,125

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates, continued
49,600	SembCorp Industries, Ltd.	$111,468
38,103	Siemens AG, Registered Shares	4,037,878
18,728	Smiths Group plc	287,907
197,000	Toshiba Corp.*^	382,105

		9,239,221

Insurance (5.7%):
9,593	Admiral Group plc	272,379
84,764	AEGON NV	464,029
10,056	Ageas NV	398,909
581,000	AIA Group, Ltd.	3,294,878
21,979	Allianz SE, Registered Shares+	3,572,313
143,957	AMP, Ltd.	638,090
55,428	Assicurazioni Generali SpA	817,579
194,265	Aviva plc	1,264,562
95,393	AXA SA	2,242,270
2,535	Baloise Holding AG, Registered Shares	321,271
8,846	CNP Assurances SA	137,586
52,100	Dai-ichi Life Insurance Co., Ltd. (The)	630,318
67,657	Direct Line Insurance Group plc	358,255
8,863	Gjensidige Forsikring ASA	151,145
2,879	Hannover Rueck SE	335,222
118,773	Insurance Australia Group, Ltd.	505,564
20,600	Japan Post Holdings Co., Ltd.	274,831
291,221	Legal & General Group plc	977,308
60,855	MAPFRE SA	131,273
130,171	Medibank Private, Ltd.	291,024
24,311	MS&AD Insurance Group Holdings, Inc.	677,018
8,079	Muenchener Rueckversicherungs-Gesellschaft AG	1,642,756
16,025	NKSJ Holdings, Inc.	453,693
11,686	NN Group NV	381,191
234,103	Old Mutual plc	643,963
124,172	Prudential plc	2,302,650
65,919	QBE Insurance Group, Ltd.	548,094
49,885	RSA Insurance Group plc	338,966
21,278	Sampo OYJ, A Shares	1,006,594
7,486	SCOR SA	265,484
9,500	Sony Financial Holdings, Inc.	121,321
25,449	St. James Place plc	333,616
93,295	Standard Life plc	474,585
61,157	Suncorp-Metway, Ltd.	555,482
1,611	Swiss Life Holding AG, Registered Shares	428,153
16,918	Swiss Re AG	1,558,959
26,536	T&D Holdings, Inc.	247,325
32,500	Tokio Marine Holdings, Inc.	1,096,656
6,140	Tryg A/S	119,104
54,952	UnipolSai SpA	127,036
7,195	Zurich Insurance Group AG	1,663,044

		32,064,496

Internet & Catalog Retail (0.1%):
44,600	Rakuten, Inc.	429,965
3,893	Zalando SE*	127,711

		557,676

Internet Software & Services (0.1%):
45,370	Auto Trader Group plc	253,203
7,200	Kakaku.com, Inc.	133,404
2,400	mixi, Inc.	89,091
5,744	United Internet AG, Registered Shares	288,032
66,800	Yahoo! Japan Corp.	283,676

		1,047,406

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services (0.6%):
21,588	Amadeus IT Holding SA	$922,489
3,959	Atos Origin SA	321,681
7,920	Cap Gemini SA	743,328
23,085	Computershare, Ltd.	172,540
93,000	Fujitsu, Ltd.	343,327
2,600	Itochu Techno-Solutions Corp.	49,056
6,560	Nomura Research Institute, Ltd.	220,429
6,000	NTT Data Corp.	301,131
2,900	OBIC Co., Ltd.	153,256
2,400	Otsuka Corp.	126,446
51,993	Worldpay Group plc*	204,494

		3,558,177

Leisure Products (0.2%):
8,400	Namco Bandai Holdings, Inc.	182,808
2,000	Sankyo Co., Ltd.	74,441
10,000	Sega Sammy Holdings, Inc.	108,993
3,800	Shimano, Inc.	594,087
8,400	Yamaha Corp.	252,937

		1,213,266

Life Sciences Tools & Services (0.1%):
2,433	Lonza Group AG, Registered Shares	410,210
11,153	QIAGEN NV*	247,210

		657,420

Machinery (2.3%):
13,395	Alfa Laval AB	218,014
7,251	Alstom SA*	185,225
17,300	AMADA Co., Ltd.	168,700
4,051	Andritz AG^	222,295
32,940	Atlas Copco AB, A Shares	828,866
18,445	Atlas Copco AB, B Shares	434,798
46,577	CNH Industrial NV	316,552
9,500	FANUC Corp.	1,475,273
9,083	GEA Group AG	442,228
13,600	Hino Motors, Ltd.	146,988
4,300	Hitachi Construction Machinery Co., Ltd.	68,277
1,900	Hoshizaki Electric Co., Ltd.	158,293
62,000	IHI Corp.	130,519
12,298	IMI plc	167,402
9,000	JTEKT Corp.	116,684
68,000	Kawasaki Heavy Industries, Ltd.	195,603
44,800	Komatsu, Ltd.	762,366
16,256	Kone OYJ, B Shares^	780,383
53,000	Kubota Corp.	721,111
5,100	Kurita Water Industries, Ltd.	116,105
5,800	Makita Corp.	359,584
1,815	MAN AG	196,417
4,769	Metso Corp. OYJ^	113,209
15,000	Minebea Co., Ltd.	116,948
149,000	Mitsubishi Heavy Industries, Ltd.	551,604
6,400	Nabtesco Corp.	143,596
13,000	NGK Insulators, Ltd.	239,349
21,500	NSK, Ltd.	196,078
51,173	Sandvik AB^	529,395
2,093	Schindler Holding AG	384,755
923	Schindler Holding AG, Registered Shares	169,038
41,200	SembCorp Marine, Ltd.^	50,401
19,966	SKF AB, B Shares*^	360,492
2,600	SMC Corp.	603,564
648	Sulzer AG, Registered Shares	64,242
30,000	Sumitomo Heavy Industries, Ltd.	123,878
5,600	THK Co., Ltd.	103,256
73,251	Volvo AB, B Shares	799,513
7,458	Wartsila Corp. OYJ, Class B	336,073

Shares		Fair Value
Common Stocks, continued
Machinery, continued
9,660	Weir Group plc (The)	$153,613
84,550	Yangzijiang Shipbuilding Holdings, Ltd.	61,520
8,139	Zardoya Otis SA^	94,304

		13,406,511

Marine (0.2%):
192	A.P. Moeller - Maersk A/S, Class A	243,902
342	A.P. Moeller - Maersk A/S, Class B	446,346
2,653	Kuehne & Nagel International AG, Registered Shares	377,161
52,000	Mitsui O.S.K. Lines, Ltd.	105,466
74,000	Nippon Yusen Kabushiki Kaisha	142,257

		1,315,132

Media (2.0%):
18,302	Altice N.V., Class A*^	323,964
6,496	Altice N.V., Class B*	116,835
2,263	Axel Springer AG	121,830
10,477	Dentsu, Inc.	525,721
8,305	Eutelsat Communications SA	267,778
12,200	Hakuhodo DY Holdings, Inc.	138,168
181,138	ITV plc	625,059
3,488	JCDecaux SA	152,273
478	Kabel Deutschland Holding AG	53,480
6,335	Lagardere SCA	167,993
5,378	Numericable-SFR	225,586
38,982	Pearson plc	488,352
10,496	ProSiebenSat.1 Media AG	539,312
9,223	Publicis Groupe SA	646,237
2,344	REA Group, Ltd.^	96,692
54,369	Reed Elsevier plc	1,006,712
48,346	RELX NV	841,368
1,997	RTL Group	169,023
4,763	Schibsted ASA, B Shares*	131,646
3,481	Schibsted ASA, Class A	101,576
15,587	SES Global, Class A	455,421
62,268	Singapore Press Holdings, Ltd.^	184,766
49,424	Sky plc	724,169
2,493	Telenet Group Holding NV*	126,164
5,800	Toho Co., Ltd.	152,326
56,445	Vivendi Universal SA	1,185,648
14,246	Wolters Kluwer NV	567,444
62,116	WPP plc	1,447,281

		11,582,824

Metals & Mining (2.2%):
133,918	Alumina, Ltd.	131,787
69,438	Anglo American plc	543,767
17,365	Antofagasta plc^	116,149
78,270	ArcelorMittal^	351,686
100,761	BHP Billiton plc	1,137,443
154,112	BHP Billiton, Ltd.	1,998,594
12,751	Boliden AB	202,557
77,506	Fortescue Metals Group, Ltd.^	148,845
11,130	Fresnillo plc	151,956
590,924	Glencore International plc	1,329,763
9,000	Hitachi Metals, Ltd.	92,535
22,397	Iluka Resources, Ltd.	111,932
24,200	JFE Holdings, Inc.	325,750
169,000	Kobe Steel, Ltd.	148,106
2,600	Maruichi Steel Tube, Ltd.	71,151
52,000	Mitsubishi Materials Corp.	146,478
38,100	Newcrest Mining, Ltd.*	493,423
36,748	Nippon Steel Corp.	705,526
63,566	Norsk Hydro ASA	260,821
4,412	Randgold Resources, Ltd.	401,556
60,320	Rio Tinto plc	1,701,887

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
20,057	Rio Tinto, Ltd.	$657,727
258,039	South32, Ltd.*	287,245
24,000	Sumitomo Metal & Mining Co., Ltd.	238,192
18,182	ThyssenKrupp AG	377,714
5,375	Voestalpine AG	179,123

		12,311,713

Multiline Retail (0.4%):
5,900	Don Quijote Co., Ltd.	204,464
23,568	Harvey Norman Holdings, Ltd.^	84,626
17,900	Isetan Mitsukoshi Holdings, Ltd.	209,068
12,200	J. Front Retailing Co., Ltd.	161,416
78,602	Marks & Spencer Group plc	456,864
11,000	MARUI GROUP Co., Ltd.^	157,588
6,829	Next plc	527,871
1,100	Ryohin Keikaku Co., Ltd.	232,091
15,000	Takashimaya Co., Ltd.	125,376

		2,159,364

Multi-Utilities (1.2%):
31,985	AGL Energy, Ltd.	450,639
241,860	Centrica plc	787,601
114,025	Duet Group(a)	199,510
97,895	E.ON AG	939,364
69,709	Engie Group	1,078,697
180,958	National Grid plc	2,563,331
24,193	RWE AG	312,796
13,931	Suez Environnement Co.	254,965
21,854	Veolia Environnement SA	525,893

		7,112,796

Oil, Gas & Consumable Fuels (4.1%):
885,157	BP plc	4,434,093
13,129	Caltex Australia, Ltd.	341,813
207	Delek Group, Ltd.	35,458
122,667	ENI SpA	1,853,804
16,434	Galp Energia SGPS SA	206,259
3,800	Idemitsu Kosan Co., Ltd.	67,652
46,500	INPEX Corp.	352,449
110,770	JX Holdings, Inc.	426,804
3,064	Koninklijke Vopak NV	152,490
10,926	Lundin Petroleum AB*	184,849
6,322	Neste Oil OYJ^	207,643
63,042	Oil Search, Ltd.	327,621
7,372	OMV AG	207,269
85,942	Origin Energy, Ltd.	331,837
53,960	Repsol SA	607,202
190,444	Royal Dutch Shell plc, A Shares	4,593,547
191,435	Royal Dutch Shell plc, B Shares	4,661,689
81,292	Santos, Ltd.	252,069
7,400	Showa Shell Sekiyu K.K.	66,383
54,712	Statoil ASA	857,681
12,000	TonenGeneral Sekiyu K.K.	108,331
105,967	Total SA	4,818,765
35,068	Woodside Petroleum, Ltd.	699,234

		25,794,942

Paper & Forest Products (0.2%):
18,642	Mondi plc	355,833
37,000	OYI Paper Co., Ltd.	148,219
26,161	Stora Enso OYJ, Registered Shares	233,211
25,296	UPM-Kymmene OYJ	456,178

		1,193,441

Personal Products (2.0%):
4,934	Beiersdorf AG	445,201
24,000	Kao Corp.	1,279,679
1,700	KOSE Corp.	164,851
12,178	L’Oreal SA	2,176,135
16,900	Shiseido Co., Ltd.	377,072

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
78,367	Unilever NV	$3,499,641
61,965	Unilever plc	2,797,557

		10,740,136

Pharmaceuticals (9.3%):
101,000	Astellas Pharma, Inc.	1,342,552
60,812	AstraZeneca plc	3,394,994
39,946	Bayer AG, Registered Shares	4,693,761
11,200	Chugai Pharmaceutical Co., Ltd.	346,701
30,900	Daiichi Sankyo Co., Ltd.	686,812
6,600	Dainippon Sumitomo Pharma Co., Ltd.^	75,973
12,000	Eisai Co., Ltd.	721,612
192	Galenica AG	287,724
235,060	GlaxoSmithKline plc	4,762,083
2,500	Hisamitsu Pharmaceutical Co., Inc.	111,499
11,000	Kyowa Hakko Kogyo Co., Ltd.	175,467
6,275	Merck KGaA	523,112
11,100	Mitsubishi Tanabe Pharma Corp.	192,712
109,721	Novartis AG, Registered Shares	7,928,625
94,484	Novo Nordisk A/S, B Shares	5,102,508
20,000	Ono Pharmaceutical Co., Ltd.	846,431
4,832	Orion OYJ, Class B	159,147
19,100	Otsuka Holdings Co., Ltd.	692,520
33,878	Roche Holding AG	8,316,129
56,410	Sanofi-Aventis SA	4,535,926
18,100	Santen Pharmaceutical Co., Ltd.	271,750
14,600	Shionogi & Co., Ltd.	685,515
28,709	Shire plc	1,644,403
1,700	Taisho Pharmaceutical Holdings Co., Ltd.^	134,706
38,000	Takeda Pharmacuetical Co., Ltd.	1,733,616
411	Taro Pharmaceutical Industries, Ltd.*	58,876
44,059	Teva Pharmaceutical Industries, Ltd.	2,368,432
5,981	UCB SA	456,114

		52,249,700

Professional Services (0.5%):
7,915	Adecco SA, Registered Shares	513,683
12,825	Bureau Veritas SA	285,028
31,898	Capita Group plc	475,557
46,738	Experian plc	831,533
7,491	Intertek Group plc	339,494
6,291	Randstad Holding NV	347,257
7,200	Recruit Holdings Co., Ltd.	219,323
14,287	Seek, Ltd.	176,474
262	SGS SA, Registered Shares	553,602

		3,741,951

Real Estate Investment Trusts (REITs) (1.8%):
101,882	Ascendas Real Estate Investment Trust	180,635
47,111	British Land Co. plc	471,974
85,100	CapitaCommercial Trust	92,827
116,800	CapitaMall Trust	181,122
49,780	Dexus Property Group	301,956
1,424	Fonciere des Regions SA	134,277
1,564	Gecina SA	215,145
88,968	GPT Group(b)	339,878
39,949	Hammerson plc	330,710
1,483	ICADE	113,337
40	Japan Prime Realty Investment Corp.	162,780
62	Japan Real Estate Investment Corp.	358,050
118	Japan Retail Fund Investment Corp.	282,954
10,828	Klepierre	517,266
37,447	Land Securities Group plc	589,713
43,151	Liberty International plc	193,161

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
107,500	Link REIT (The)	$637,441
83,813	Macquarie Goodman Group	427,076
169,047	Mirvac Group	250,049
69	Nippon Building Fund, Inc.	408,332
69	Nippon Prologis REIT, Inc.	154,268
179	Nomura Real Estate Master Fund, Inc.	266,827
260,541	Scentre Group	884,268
34,550	SERGO plc	202,936
116,807	Stockland Trust Group	381,920
125,800	Suntec REIT	156,322
4,747	Unibail-Rodamco SE	1,302,236
137	United Urban Investment Corp.	221,248
156,780	Vicinity Centres	383,024
94,875	Westfield Corp.	725,577

		10,867,309

Real Estate Management & Development (2.0%):
4,560	AEON Mall Co., Ltd.	67,382
2,139	Azrieli Group	83,938
74,028	BGP Holdings plc*(a)	—
120,200	CapitaLand, Ltd.	273,736
131,244	Cheung Kong Property Holdings, Ltd.	845,715
20,400	City Developments, Ltd.	123,633
3,400	Daito Trust Construction Co., Ltd.	482,015
29,000	Daiwa House Industry Co., Ltd.	813,245
16,515	Deutsche Wohnen AG	513,337
168,800	Global Logistic Properties, Ltd.	241,018
103,000	Hang Lung Properties, Ltd.	196,763
56,843	Henderson Land Development Co., Ltd.	349,399
28,600	Hongkong Land Holdings, Ltd.	171,257
15,400	Hulic Co., Ltd.	146,769
34,000	Hysan Development Co., Ltd.	144,901
7,136	IMMOEAST AG NPV(BR)*(a)(b)	—
31,500	Kerry Properties, Ltd.	86,512
27,566	Lend Lease Group	291,988
60,000	Mitsubishi Estate Co., Ltd.	1,111,593
46,000	Mitsui Fudosan Co., Ltd.	1,143,948
265,623	New World Development Co., Ltd.	253,196
6,700	Nomura Real Estate Holdings, Inc.	123,471
6,100	NTT Urban Development Corp.	59,519
139,600	Sino Land Co., Ltd.	221,144
17,000	Sumitomo Realty & Development Co., Ltd.	495,805
83,000	Sun Hung Kai Properties, Ltd.	1,015,434
29,000	Swire Pacific, Ltd., Class A	311,971
51,600	Swire Properties, Ltd.	139,346
3,047	Swiss Prime Site AG^	268,691
9,000	Tokyo Tatemono Co., Ltd.	112,070
22,800	Tokyu Fudosan Holdings Corp.	154,233
20,196	UOL Group, Ltd.	89,886
22,054	Vonovia SE	793,353
68,300	Wharf Holdings, Ltd. (The)	373,458
43,000	Wheelock & Co., Ltd.	192,157

		11,690,883

Road & Rail (1.3%):
31,158	Asciano, Ltd.	213,902
104,531	Aurizon Holdings, Ltd.	315,720
6,900	Central Japan Railway Co.	1,219,918
103,100	ComfortDelGro Corp., Ltd.	223,358
9,559	DSV A/S	396,286
16,013	East Japan Railway Co.	1,378,918
54,000	Hankyu Hanshin Holdings, Inc.	343,876

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
23,000	Keihin Electric Express Railway Co., Ltd.	$202,003
27,000	Keio Corp.	236,625
13,000	Keisei Electric Railway Co., Ltd.	182,790
89,000	Kintetsu Corp.	360,009
72,500	MTR Corp., Ltd.	359,015
40,000	Nagoya Railroad Co., Ltd.^	186,725
39,000	Nippon Express Co., Ltd.	177,357
29,000	Odakyu Electric Railway Co., Ltd.	315,558
51,000	Tobu Railway Co., Ltd.	253,818
55,000	Tokyu Corp.	459,891
8,000	West Japan Railway Co.	492,959

		7,318,728

Semiconductors & Semiconductor Equipment (0.9%):
66,730	ARM Holdings plc	973,051
11,000	ASM Pacific Technology, Ltd.	86,325
16,789	ASML Holding NV	1,699,503
54,042	Infineon Technologies AG	768,504
6,587	NXP Semiconductors NV*	534,008
4,700	ROHM Co., Ltd.	197,362
31,415	STMicroelectronics NV	173,777
8,000	Tokyo Electron, Ltd.	521,246

		4,953,776

Software (1.3%):
3,215	Check Point Software Technologies, Ltd.*^	281,216
6,151	Dassault Systemes SA	486,845
3,987	Gemalto NV	293,801
17,700	Gungho Online Enetertainment, Inc.^	49,713
4,300	Konami Corp.	127,008
3,714	Mobileye NV*^	138,495
5,900	Nexon Co., Ltd.	100,252
2,676	NICE Systems, Ltd.	175,384
5,100	Nintendo Co., Ltd.	722,754
1,700	Oracle Corp.	95,303
53,126	Sage Group plc	478,195
47,246	SAP AG	3,821,617
4,700	Trend Micro, Inc.	171,642

		6,942,225

Specialty Retail (1.1%):
1,300	ABC-Mart, Inc.	83,159
49,643	Dixons Carphone plc	302,554
2,010	Dufry AG, Registered Shares*	247,381
2,600	Fast Retailing Co., Ltd.	831,762
45,783	Hennes & Mauritz AB, B Shares	1,519,682
800	Hikari Tsushin, Inc.	60,814
52,510	Industria de Diseno Textil SA	1,761,395
111,203	Kingfisher plc	600,054
3,700	Nitori Co., Ltd.	338,801
2,600	Sanrio Co., Ltd.^	50,701
1,000	Shimamura Co., Ltd.	124,392
11,797	Sports Direct International*	63,893
10,000	USS Co., Ltd.	159,429
34,300	Yamada Denki Co., Ltd.^	161,915

		6,305,932

Technology Hardware, Storage & Peripherals (0.6%):
12,000	Brother Industries, Ltd.	137,912
51,300	Canon, Inc.	1,528,774
22,100	Fujifilm Holdings Corp.	871,889
20,200	Konica Minolta Holdings, Inc.	171,520
131,000	NEC Corp.	329,268
35,100	Ricoh Co., Ltd.	357,298

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
12,600	Seiko Epson Corp.	$202,904

		3,599,565

Textiles, Apparel & Luxury Goods (1.7%):
10,100	Adidas AG	1,183,493
8,100	ASICS Corp.	143,865
21,888	Burberry Group plc	428,663
2,518	Christian Dior SA	456,140
25,005	Compagnie Financiere Richemont SA	1,648,672
1,279	Hermes International SA	449,850
3,358	Hugo Boss AG	220,098
3,686	Kering	657,120
308,000	Li & Fung, Ltd.	182,321
8,178	Luxottica Group SpA	451,235
13,441	LVMH Moet Hennessy Louis Vuitton SA	2,298,520
5,274	Pandora A/S	687,894
1,509	Swatch Group AG (The)^	521,370
2,187	Swatch Group AG (The), Registered Shares	146,871
36,000	Yue Yuen Industrial Holdings, Ltd.	123,676

		9,599,788

Tobacco (1.8%):
89,969	British American Tobacco plc	5,267,885
46,013	Imperial Tobacco Group plc	2,546,850
53,300	Japan Tobacco, Inc.	2,216,190
9,588	Swedish Match AB, Class B	324,790

		10,355,715

Trading Companies & Distributors (1.1%):
3,905	AerCap Holdings NV*	151,358
23,224	Ashtead Group plc	286,269
7,571	Brenntag AG	431,552
16,565	Bunzl plc	479,530
75,900	ITOCHU Corp.	934,264
78,700	Marubeni Corp.	398,445
64,600	Mitsubishi Corp.	1,093,466
81,400	Mitsui & Co., Ltd.	936,291
272,290	Noble Group, Ltd.*	88,806
14,612	Rexel SA	208,152
54,400	Sumitomo Corp.	540,377
10,400	Toyota Tsushu Corp.	234,879
12,462	Travis Perkins plc	325,773
12,432	Wolseley plc	699,913

		6,809,075

Transportation Infrastructure (0.6%):
25,681	Abertis Infraestructuras SA	420,350
3,404	Aena SA*	437,782
1,387	Aeroports de Paris	171,400
20,192	Atlantia SpA	559,767
48,808	Auckland International Airport, Ltd.	216,889
1,655	Fraport AG	99,990
24,010	Groupe Eurotunnel SA	268,972
299,000	Hutchison Port Holdings Trust	149,463
2,200	Japan Airport Terminal Co., Ltd.^	77,914
10,000	Kamigumi Co., Ltd.	93,895
5,000	Mitsubishi Logistics Corp.^	65,635
50,912	Sydney Airport	260,578
97,484	Transurban Group	846,986

		3,669,621

Water Utilities (0.1%):
11,990	Severn Trent plc	373,188
33,104	United Utilities Group plc	437,719

		810,907

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (1.7%):
84,500	KDDI Corp.	$2,252,502
3,147	Millicom International Cellular SA, SDR	171,626
69,100	NTT DoCoMo, Inc.	1,564,174
46,500	SoftBank Group Corp.	2,208,311
26,002	StarHub, Ltd.	64,627
17,187	Tele2 AB	158,656
1,276,066	Vodafone Group plc	4,066,601

		10,486,497

Total Common Stocks (Cost $503,420,241)		569,381,285

Preferred Stocks (0.5%):
Automobiles (0.3%):
2,704	Bayerische Motoren Werke AG (BMW), 4.16%	216,025
7,516	Porsche Automobil Holding SE, 4.44%	387,317
8,832	Volkswagen AG, 4.35%	1,123,137

		1,726,479

Household Products (0.2%):
8,613	Henkel AG & Co. KGaA, 1.35%	949,025

Total Preferred Stocks (Cost $2,456,397)		2,675,504

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.1%):
$17,890,604	AZL International Index Fund Securities Lending Collateral Account(c)	17,890,604

Total Securities Held as Collateral for Securities on Loan (Cost $17,890,604)		17,890,604

Unaffiliated Investment Company (0.3%):
1,756,414	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(d)	1,756,414

Total Unaffiliated Investment Company (Cost $1,756,414)		1,756,414

Total Investment Securities (Cost $525,523,656)(e) - 102.1%		591,703,807
Net other assets (liabilities) - (2.1)%		(12,115,143)

Net Assets - 100.0%		$579,588,664

Percentages indicated are based on net assets as of March 31, 2016.

ADR	- American Depositary Receipt
SDR	- Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $16,713,729.
+	Affiliated Securities
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2016. The total of all such securities represent 0.08% of the net assets of the fund.

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 0.06% of the net assets of the Fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(d)	The rate represents the effective yield at March 31, 2016.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2016:

Country	Percentage
Australia	6.9%
Austria	0.2%
Belgium	1.4%
Bermuda	0.2%
China	—	%NM
Denmark	1.9%
Finland	1.0%
France	9.2%
Germany	8.9%
Hong Kong	3.1%
Ireland (Republic of)	0.9%
Israel	0.7%
Italy	2.0%
Japan	21.7%
Luxembourg	0.3%
Netherlands	3.4%
New Zealand	0.2%
Norway	0.6%
Portugal	0.2%
Singapore	1.3%
Spain	3.0%
Sweden	2.8%
Switzerland	9.1%
United Arab Emirates	—	%NM
United Kingdom	17.6%
United States	3.4%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Futures Contracts

Cash of $504,381 has been segregated to cover margin requirements for the following open contracts as of March 31, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index June Futures (Australian Dollar)	Long	6/16/16	9	$873,582	$1,474
FTSE 100 Index June Futures (British Pounds)	Long	6/17/16	21	1,843,433	12,127
SGX Nikkei 225 Index June Futures (Japanese Yen)	Long	6/9/16	20	1,490,714	13,583
DJ EURO STOXX 50 June Futures (Euro)	Long	6/17/16	76	2,534,284	(28,468)

Total					$(1,284)

See accompanying notes to the schedules of portfolio investments.

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (64.3%):
Aerospace & Defense (0.8%):
77,099	General Dynamics Corp.	$10,128,496

Automobiles (0.6%):
219,733	General Motors Co.	6,906,208

Banks (12.1%):
1,624,229	Bank of America Corp.	21,959,576
189,856	BB&T Corp.	6,316,509
797,949	Citigroup, Inc.	33,314,371
650,695	Citizens Financial Group, Inc.^	13,632,060
184,231	Comerica, Inc.^	6,976,828
483,255	Fifth Third Bancorp	8,065,526
473,211	First Horizon National Corp.^	6,199,064
610,404	JPMorgan Chase & Co.	36,148,124
168,243	PNC Financial Services Group, Inc.	14,228,311

		146,840,369

Biotechnology (0.6%):
48,886	Amgen, Inc.	7,329,478

Capital Markets (4.3%):
291,778	Charles Schwab Corp. (The)	8,175,620
53,605	Goldman Sachs Group, Inc. (The)	8,414,913
667,305	Morgan Stanley	16,689,297
126,522	Northern Trust Corp.	8,245,439
183,003	State Street Corp.	10,709,335

		52,234,604

Chemicals (0.4%):
185,931	Mosaic Co. (The)^	5,020,137

Commercial Services & Supplies (0.9%):
301,436	Tyco International plc	11,065,715

Communications Equipment (2.0%):
493,226	Cisco Systems, Inc.	14,042,145
406,181	Juniper Networks, Inc.	10,361,677

		24,403,822

Diversified Financial Services (1.2%):
63,509	CME Group, Inc.	6,100,039
289,110	Voya Financial, Inc.	8,606,805

		14,706,844

Diversified Telecommunication Services (1.2%):
137,589	France Telecom SA	2,403,660
615,496	Koninklijke (Royal) KPN NV	2,571,001
1,285,402	Telecom Italia SpA*^	1,385,827
98,955	Telefonica SA	1,105,940
145,240	Verizon Communications, Inc.	7,854,579

		15,321,007

Electric Utilities (1.1%):
169,641	FirstEnergy Corp.	6,101,987
122,817	PG&E Corp.	7,334,631

		13,436,618

Energy Equipment & Services (1.4%):
161,636	Baker Hughes, Inc.	7,084,506
1,268,683	Weatherford International plc*^	9,870,353

		16,954,859

Food & Staples Retailing (1.3%):
162,820	Sysco Corp.^	7,608,579
60,236	Walgreens Boots Alliance, Inc.	5,074,281
53,762	Wal-Mart Stores, Inc.	3,682,159

		16,365,019

Food Products (1.5%):
237,268	Archer-Daniels-Midland Co.^	8,615,201
255,055	Mondelez International, Inc., Class A	10,232,807

		18,848,008

Health Care Equipment & Supplies (1.6%):
216,337	Baxter International, Inc.	8,887,124

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
148,924	Medtronic plc	$11,169,300

		20,056,424

Health Care Providers & Services (1.5%):
45,905	Anthem, Inc.	6,380,336
80,648	Express Scripts Holding Co.*^	5,539,711
49,247	UnitedHealth Group, Inc.	6,347,938

		18,267,985

Hotels, Restaurants & Leisure (1.3%):
303,958	Carnival Corp.^	16,039,864

Industrial Conglomerates (2.1%):
795,099	General Electric Co.	25,276,197

Insurance (2.2%):
94,499	Aon plc	9,870,421
165,978	Marsh & McLennan Cos., Inc.	10,089,803
63,351	Willis Towers Watson plc	7,517,230

		27,477,454

Internet Software & Services (0.7%):
340,501	eBay, Inc.*	8,124,354

IT Services (0.7%):
222,041	PayPal Holdings, Inc.*	8,570,783

Machinery (1.3%):
113,300	Caterpillar, Inc.	8,671,982
123,176	Ingersoll-Rand plc	7,638,144

		16,310,126

Media (3.1%):
47,772	CBS Corp., Class B	2,631,759
206,277	Comcast Corp., Class A	12,599,400
152,659	Thomson Reuters Corp.	6,185,828
45,036	Time Warner Cable, Inc., Class A	9,215,266
95,205	Time Warner, Inc., Class A	6,907,123

		37,539,376

Multiline Retail (1.4%):
205,699	Target Corp.	16,924,914

Oil, Gas & Consumable Fuels (6.4%):
322,185	Apache Corp.^	15,725,849
406,774	Canadian Natural Resources, Ltd.	11,004,136
389,343	Devon Energy Corp.	10,683,572
91,948	Exxon Mobil Corp.	7,685,933
119,456	Occidental Petroleum Corp.	8,174,374
635,984	Royal Dutch Shell plc, A Shares	15,340,059
202,092	Total SA	9,189,974

		77,803,897

Pharmaceuticals (4.7%):
116,962	Eli Lilly & Co.	8,422,434
284,333	Merck & Co., Inc.	15,044,059
96,576	Novartis AG, Registered Shares	6,978,745
355,147	Pfizer, Inc.^	10,526,557
93,221	Sanofi-Aventis SA	7,495,899
150,590	Teva Pharmaceutical Industries, Ltd., ADR	8,058,071

		56,525,765

Road & Rail (0.6%):
291,686	CSX Corp.	7,510,915

Semiconductors & Semiconductor Equipment (2.6%):
486,199	Applied Materials, Inc.	10,297,695
325,458	Intel Corp.	10,528,566
227,406	QUALCOMM, Inc.	11,629,543

		32,455,804

Software (2.9%):
102,881	Citrix Systems, Inc.*	8,084,389
225,567	Microsoft Corp.	12,458,065

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
355,391	Oracle Corp.	$14,539,046

		35,081,500

Technology Hardware, Storage & Peripherals (0.3%):
156,203	NetApp, Inc.^	4,262,780

Tobacco (0.9%):
109,260	Philip Morris International, Inc.	10,719,499

Wireless Telecommunication Services (0.6%):
245,537	Vodafone Group plc, ADR	7,869,461

Total Common Stocks (Cost $693,500,877)		786,378,282

Convertible Preferred Stocks (0.5%):
Banks (0.2%):
13,608	KeyCorp, Series A, 7.75%^	1,771,592
10,000	Wells Fargo & Co., 5.85%^	263,600

		2,035,192

Capital Markets (0.2%):
60,000	AMG Capital Trust II, 1.17%^	3,313,127
5,063	State Street Corp., Series D, 0.86%^	138,271

		3,451,398

Oil, Gas & Consumable Fuels (0.1%):
27,346	El Paso Energy Capital Trust I, 4.75%	1,164,770

Total Convertible Preferred Stocks (Cost $6,365,172)		6,651,360

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (7.1%):
Biotechnology (0.3%):
$2,822,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	3,345,834

Capital Markets (0.8%):
1,200,000	Goldman Sachs Group, Inc. (The), 1.00%, 3/15/17(a)	1,624,428
4,530,000	Goldman Sachs Group, Inc. (The), 1.00%, 9/28/20(a)	5,132,898
2,932,000	Jefferies Group, 3.88%, 11/1/29, Callable 11/1/17 @ 100	2,877,025

		9,634,351

Communications Equipment (0.5%):
1,340,000	Ciena Corp., 4.00%, 12/15/20(a)	1,674,163
4,025,000	JDS Uniphase Corp., 0.63%, 8/15/33, Callable 8/20/18 @ 200^	3,916,828

		5,590,991

Energy Equipment & Services (0.1%):
2,258,000	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32, Callable 3/20/18 @ 100	1,766,885

Health Care Equipment & Supplies (0.3%):
1,817,000	NuVasive, Inc., 2.25%, 3/15/21(a)	1,944,190
2,003,000	Wright Medical Group, Inc., 2.00%, 2/15/20^	1,788,929

		3,733,119

Health Care Providers & Services (0.4%):
2,281,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18^	2,175,504

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Health Care Providers & Services, continued
$2,875,000	HealthSouth Corp., 2.00%, 12/1/43, Callable 12/1/18 @ 100	$3,184,062

		5,359,566

Insurance (0.2%):
1,761,000	Old Republic International Corp., 3.75%, 3/15/18	2,181,439

Internet & Catalog Retail (0.3%):
2,189,000	Liberty Interactive LLC, 0.75%, 3/30/43, Callable 4/5/23 @ 200^	3,652,894

Media (0.6%):
5,810,000	Liberty Media Corp., 1.38%, 10/15/23^(a)	5,744,637
1,073,000	Live National Entertainment, Inc., 2.50%, 5/15/19^	1,059,588

		6,804,225

Oil, Gas & Consumable Fuels (0.1%):
3,514,000	Cobalt International Energy, Inc., 2.63%, 12/1/19	1,752,608

Pharmaceuticals (0.1%):
1,327,000	Jazz Pharmaceuticals plc, 1.88%, 8/15/21	1,363,493

Semiconductors & Semiconductor Equipment (1.5%):
2,824,000	Lam Research Corp., 1.25%, 5/15/18^	4,160,105
1,760,000	Microchip Technology, Inc., 1.63%, 2/15/25	1,810,600
3,035,000	Micron Technology, Inc., Series G, 3.00%, 11/15/43, Callable 11/20/18 @ 166^	2,067,594
4,377,000	NVIDIA Corp., 1.00%, 12/1/18(a)	7,810,208
3,511,000	ON Semiconductor Corp., 1.00%, 12/1/20^(a)	3,133,568

		18,982,075

Software (0.9%):
5,444,000	Citrix Systems, Inc., 0.50%, 4/15/19^	6,080,266
1,054,000	FireEye, Inc., Series A, 1.00%, 6/1/35, Callable 6/1/20 @ 100(a)	893,265
1,054,000	FireEye, Inc., Series B, 1.63%, 6/1/35, Callable 6/1/22 @ 100(a)	857,034
2,055,000	NetSuite, Inc., 0.25%, 6/1/18	1,961,241
1,149,000	Nuance Communications, Inc., 1.00%, 12/15/35, Callable 12/20/22 @ 100(a)	1,057,798

		10,849,604

Technology Hardware, Storage & Peripherals (0.3%):
2,984,000	SanDisk Corp., 0.50%, 10/15/20^	3,097,765

Thrifts & Mortgage Finance (0.7%):
3,438,000	MGIC Investment Corp., 5.00%, 5/1/17	3,562,627
1,557,000	MGIC Investment Corp., 2.00%, 4/1/20	1,960,847

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Thrifts & Mortgage Finance, continued
$1,295,000	Radian Group, Inc., 3.00%, 11/15/17^	$1,554,000
1,141,000	Radian Group, Inc., 2.25%, 3/1/19	1,431,955

		8,509,429

Total Convertible Bonds (Cost $84,462,371)		86,624,278

Corporate Bonds (9.3%):
Aerospace & Defense (0.3%):
745,000	Aviation Capital Group Corp., 2.88%, 9/17/18, Callable 8/17/18 @ 100(a)	748,040
735,000	Aviation Capital Group Corp., 4.88%, 10/1/25, Callable 7/1/25 @ 100(a)	727,650
293,000	BAE Systems plc, 2.85%, 12/15/20, Callable 11/15/20 @ 100(a)	297,659
130,000	L-3 Communications Holdings Corp., 3.95%, 5/28/24, Callable 2/28/24 @ 100^	125,115
1,000,000	Lockheed Martin Corp., 2.13%, 9/15/16	1,005,701
185,000	Northrop Grumman Corp., 3.85%, 4/15/45, Callable 10/15/44 @ 100	183,071
200,000	Precision Castparts Corp., 2.50%, 1/15/23, Callable 10/15/22 @ 100	201,000

		3,288,236

Air Freight & Logistics (0.1%):
360,000	FedEx Corp., 4.90%, 1/15/34	388,985
745,000	FedEx Corp., 5.10%, 1/15/44	829,991

		1,218,976

Airlines (0.1%):
386,148	American Airlines 14-1, Series A, 3.70%, 10/1/26	382,286
227,830	Continental Airlines 2009-1, Series 09-1, 9.00%, 7/8/16	232,728
77,172	Continental Airlines 2010-A, Series A, 4.75%, 1/12/21	81,417
263,086	Continental Airlines 2012-A, Series A, 4.15%, 4/11/24	271,636
47,438	Delta Air Lines, Inc., 6.20%, 7/2/18	50,758
475,743	United Airlines 2014-2, Series A, 3.75%, 3/3/28	475,743

		1,494,568

Automobiles (0.0%):
387,000	General Motors Co., 6.60%, 4/1/36, Callable 10/1/35 @ 100	425,851

Banks (0.7%):
295,000	Bank of America Corp., 5.75%, 12/1/17	313,473
175,000	Bank of America Corp., 5.65%, 5/1/18, MTN	187,857
595,000	Citigroup, Inc., 6.68%, 9/13/43	721,157
220,000	Citigroup, Inc., 5.30%, 5/6/44	230,187
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	73,512
215,000	JPMorgan Chase & Co., 4.50%, 1/24/22	237,263

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$345,000	JPMorgan Chase & Co., 4.25%, 10/1/27	$358,845
995,000	JPMorgan Chase & Co., Series X, 6.10%, 10/29/49, Callable 10/1/24 @ 100(b)	1,013,915
570,000	JPMorgan Chase & Co., Series V, 5.00%, 12/29/49, Callable 7/1/19 @ 100	544,350
680,000	JPMorgan Chase & Co., Series Z, 5.30%, 12/31/49, Callable 5/1/20 @ 100(b)	681,700
1,570,000	PNC Bank NA, Series BKNT, 1.30%, 10/3/16, Callable 9/3/16 @ 100	1,573,089
110,000	Wells Fargo & Co., 1.50%, 1/16/18^	110,646
650,000	Wells Fargo & Co., 3.55%, 9/29/25^	681,439
405,000	Wells Fargo & Co., 4.10%, 6/3/26	425,067
1,200,000	Wells Fargo & Co., 4.65%, 11/4/44	1,233,550
1,385,000	Wells Fargo & Co., 3.90%, 5/1/45	1,385,164

		9,771,214

Beverages (0.5%):
667,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100	685,401
1,035,000	Anheuser-Busch InBev NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,118,529
1,158,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	1,294,137
500,000	Coca-Cola Co. (The), 1.80%, 9/1/16	502,134
2,460,000	PepsiCo, Inc., 2.50%, 5/10/16	2,465,192
486,000	PepsiCo, Inc., 3.60%, 3/1/24, Callable 12/1/23 @ 100	532,682

		6,598,075

Biotechnology (0.3%):
701,000	AbbVie Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	728,345
720,000	Amgen, Inc., 2.30%, 6/15/16	722,056
335,000	Celgene Corp., 4.00%, 8/15/23	355,758
1,220,000	Celgene Corp., 4.63%, 5/15/44, Callable 11/15/43 @ 100	1,242,976
166,000	Celgene Corp., 5.00%, 8/15/45, Callable 2/15/45 @ 100	179,501
350,000	Gilead Sciences, Inc., 3.05%, 12/1/16	354,758
483,000	Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100	539,565

		4,122,959

Capital Markets (0.5%):
880,000	Apollo Management Holdings LP, 4.00%, 5/30/24(a)	894,762
730,000	Crown Castle Towers LLC, Series 144A, 6.11%, 1/15/20(a)	805,435
527,000	Crown Castle Towers LLC, 4.88%, 8/15/20, Callable 2/15/20 @ 100(a)	564,439
175,000	Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	196,984
552,000	Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	561,266

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$298,000	KKR Group Finance Co. III LLC, 5.13%, 6/1/44, Callable 1/1/44 @ 100(a)	$291,942
1,112,000	Lazard Group LLC, 3.75%, 2/13/25	1,026,395
665,000	Morgan Stanley, Series G, 4.00%, 7/23/25	695,347
365,000	Morgan Stanley, 6.38%, 7/24/42	478,521
415,000	UBS Group AG, 4.13%, 4/15/26(a)	414,732

		5,929,823

Chemicals (0.1%):
749,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100	764,123
275,000	Monsanto Co., 2.13%, 7/15/19	279,179

		1,043,302

Commercial Services & Supplies (0.1%):
195,000	Cintas Corp., 2.85%, 6/1/16	195,695
430,000	Pitney Bowes, Inc., 4.63%, 3/15/24, Callable 12/15/23 @ 100	438,534
457,000	Waste Management, Inc., 3.90%, 3/1/35, Callable 9/1/34 @ 100	443,603

		1,077,832

Construction & Engineering (0.0%):
215,000	Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100	192,138
400,000	Valmont Industries, Inc., 5.25%, 10/1/54, Callable 4/1/54 @ 100	343,944

		536,082

Consumer Finance (0.1%):
318,000	American Express Co., 3.63%, 12/5/24, Callable 11/4/24 @ 100	320,252
674,000	Ford Motor Credit Co. LLC, 4.13%, 8/4/25	701,361
490,000	General Motors Financial Co., 5.25%, 3/1/26, Callable 12/1/25 @ 100	512,504

		1,534,117

Containers & Packaging (0.1%):
125,000	International Paper Co., 6.00%, 11/15/41, Callable 5/15/41 @ 100	135,762
831,000	Packaging Corp. of America, 4.50%, 11/1/23, Callable 8/1/23 @ 100^	871,376

		1,007,138

Diversified Financial Services (0.2%):
655,000	Boeing Capital Corp., 2.13%, 8/15/16, Callable 7/15/16 @ 100	657,588
785,000	Moody’s Corp., 4.50%, 9/1/22, Callable 6/1/22 @ 100	853,178
500,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100	549,591
90,000	National Rural Utilities Cooperative Finance Corp., 3.05%, 2/15/22, Callable 11/15/21 @ 100	92,673

		2,153,030

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services (0.5%):
$325,000	AT&T, Inc., 3.80%, 3/15/22	$342,480
510,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100	517,415
283,000	AT&T, Inc., 3.40%, 5/15/25, Callable 2/15/25 @ 100	283,663
454,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	447,688
28,000	AT&T, Inc., 5.35%, 9/1/40	29,441
2,185,000	AT&T, Inc., 5.15%, 3/15/42	2,202,376
25,000	SBC Communications, Inc., 6.15%, 9/15/34	28,234
405,000	Verizon Communications, Inc., 5.15%, 9/15/23	467,456
305,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 5/1/34 @ 100	308,339
120,000	Verizon Communications, Inc., 6.40%, 2/15/38	145,164
1,351,000	Verizon Communications, Inc., 4.52%, 9/15/48	1,353,298
498,000	Verizon Communications, Inc., 5.01%, 8/21/54	499,608

		6,625,162

Electric Utilities (0.1%):
855,000	Georgia Power Co., 3.00%, 4/15/16	855,558
125,000	Ohio Power Co., Series M, 5.38%, 10/1/21	142,217

		997,775

Electronic Equipment, Instruments & Components (0.1%):
685,000	Avnet, Inc., 4.63%, 4/15/26, Callable 1/15/26 @ 100^	692,476

Food & Staples Retailing (0.1%):
335,000	CVS Caremark Corp., 3.38%, 8/12/24, Callable 5/12/24 @ 100	351,891
600,325	CVS Pass-Through Trust, 6.04%, 12/10/28	672,369
418,000	Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, Callable 5/18/34 @ 100	405,932
315,000	Wal-Mart Stores, Inc., 3.30%, 4/22/24, Callable 1/22/24 @ 100^	339,709
15,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	20,903

		1,790,804

Food Products (0.2%):
85,000	Corn Products International, Inc., 6.63%, 4/15/37	104,556
795,000	General Mills, Inc., 2.20%, 10/21/19	808,359
1,054,000	HJ Heinz Co., 1.60%, 6/30/17(a)	1,057,392
62,000	Mead Johnson Nutrition Co., 4.13%, 11/15/25, Callable 8/15/25 @ 100	65,830
193,000	Tyson Foods, Inc., 4.88%, 8/15/34, Callable 2/15/34 @ 100	207,561

		2,243,698

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Equipment & Supplies (0.4%):
$355,000	Becton, Dickinson & Co., 1.75%, 11/8/16	$356,181
297,000	Becton, Dickinson & Co., 2.68%, 12/15/19	304,275
465,000	Becton, Dickinson & Co., 3.88%, 5/15/24, Callable 2/15/24 @ 100	496,076
370,000	Becton, Dickinson & Co., 4.88%, 5/15/44, Callable 11/15/43 @ 100	400,869
525,000	Edwards Lifesciences Corp., 2.88%, 10/15/18	537,639
1,017,000	Medtronic, Inc., 3.15%, 3/15/22	1,078,644
361,000	Medtronic, Inc., 4.38%, 3/15/35	390,828
290,000	Medtronic, Inc., 4.00%, 4/1/43, Callable 10/1/42 @ 100	297,208
465,000	Medtronic, Inc., 4.63%, 3/15/44, Callable 9/15/43 @ 100	519,601

		4,381,321

Health Care Providers & Services (0.2%):
220,000	Aetna, Inc., 3.95%, 9/1/20	235,318
480,000	Express Scripts Holding Co., 2.25%, 6/15/19	483,492
585,000	Laboratory Corp. of America, 3.20%, 2/1/22	593,045
256,000	Laboratory Corp. of America, 4.70%, 2/1/45, Callable 8/1/44 @ 100	250,859
950,000	McKesson Corp., 2.28%, 3/15/19	961,431

		2,524,145

Hotels, Restaurants & Leisure (0.0%):
305,000	Wyndham Worldwide Corp., 2.95%, 3/1/17, Callable 2/1/17 @ 100	307,888

Household Durables (0.1%):
635,000	MDC Holdings, Inc., 6.00%, 1/15/43, Callable 10/15/42 @ 100	485,775
216,000	Newell Rubbermaid, Inc., 5.50%, 4/1/46, Callable 10/1/45 @ 100	234,662
695,000	Tupperware Brands Corp., 4.75%, 6/1/21, Callable 6/1/21 @ 100^	721,421

		1,441,858

Independent Power and Renewable Electricity Producers (0.0%):
520,000	Oglethorpe Power Corp., 4.55%, 6/1/44	517,320

Insurance (0.7%):
1,000,000	American Financial Group, Inc., 9.88%, 6/15/19	1,207,457
345,000	American International Group, Inc., 2.30%, 7/16/19, Callable 6/16/19 @ 100	348,553
695,000	American International Group, Inc., 4.38%, 1/15/55, Callable 7/15/54 @ 100	607,761
625,000	Athene Global Funding, 2.88%, 10/23/18(a)	615,210
205,000	Berkley (WR) Corp., 4.63%, 3/15/22	221,143
115,000	CNA Financial Corp., 5.88%, 8/15/20	128,356

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$870,000	Farmers Exchange Capital III, 5.45%, 10/15/54, Callable 10/15/34 @ 100(a)(b)	$826,500
895,000	Liberty Mutual Group, Inc., 4.85%, 8/1/44(a)	856,105
210,000	Markel Corp., 5.00%, 3/30/43	211,515
295,000	Marsh & McLennan Cos., Inc., 4.05%, 10/15/23, Callable 7/15/23 @ 100	311,479
485,000	MetLife, Inc., 4.60%, 5/13/46, Callable 2/13/45 @ 100	497,201
860,000	Nationwide Financial Services, Inc., 5.30%, 11/18/44(a)	883,702
35,000	Prudential Financial, Inc., 6.63%, 12/1/37, MTN	42,903
280,000	Prudential Financial, Inc., 5.10%, 8/15/43, MTN	292,051
560,000	Reinsurance Group of America, Inc., 4.70%, 9/15/23	583,910
485,000	Reliance Stand Life Global Funding, 3.05%, 1/20/21(a)	490,852
440,000	Travelers Cos., Inc. (The), 4.60%, 8/1/43	495,950

		8,620,648

Internet & Catalog Retail (0.1%):
795,000	QVC, Inc., 5.45%, 8/15/34, Callable 2/15/34 @ 100	702,855

IT Services (0.1%):
315,000	Computer Sciences Corp., 4.45%, 9/15/22^	320,858
685,000	Visa, Inc., 4.15%, 12/14/35, Callable 6/14/35 @ 100	736,108

		1,056,966

Life Sciences Tools & Services (0.1%):
725,000	Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	728,959

Machinery (0.1%):
655,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	669,356

Media (0.4%):
1,050,000	CCO Safari II LLC, 4.46%, 7/23/22, Callable 5/23/22 @ 100(a)	1,097,531
135,000	Comcast Corp., 5.70%, 5/15/18^	147,572
415,000	Comcast Corp., 4.25%, 1/15/33	441,971
705,000	Comcast Corp., 4.40%, 8/15/35, Callable 2/15/35 @ 100	763,804
245,000	Comcast Corp., 6.45%, 3/15/37	324,786
1,520,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	1,734,757
240,000	Cox Communications, Inc., 4.70%, 12/15/42(a)	198,150
200,000	Interpublic Group of Cos., Inc., 2.25%, 11/15/17	200,020
65,000	NBCUniversal Media LLC, 5.15%, 4/30/20	73,892
75,000	NBCUniversal Media LLC, 5.95%, 4/1/41	95,890

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$328,000	Viacom, Inc., 4.85%, 12/15/34, Callable 6/15/34 @ 100	$291,125

		5,369,498

Multiline Retail (0.2%):
330,000	Dollar General Corp., 3.25%, 4/15/23, Callable 1/15/23 @ 100	333,057
1,400,000	Target Corp., 5.88%, 7/15/16	1,419,739
355,000	Target Corp., 2.90%, 1/15/22	375,471

		2,128,267

Oil Gas & Consumable Fuels (0.1%):
282,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100^	284,991
432,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	441,036

		726,027

Oil, Gas & Consumable Fuels (0.8%):
1,390,000	Chevron Corp., 1.37%, 3/2/18	1,394,949
335,000	Chevron Corp., 1.72%, 6/24/18, Callable 5/24/18 @ 100	338,170
808,000	ConocoPhillips Co., 2.88%, 11/15/21, Callable 9/15/21 @ 100^	792,513
867,000	ConocoPhillips Co., 4.15%, 11/15/34, Callable 5/15/34 @ 100	774,703
405,000	Devon Energy Corp., 2.25%, 12/15/18, Callable 11/15/18 @ 100	377,982
385,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100	335,593
347,000	Energy Transfer Partners LP, 4.90%, 3/15/35, Callable 9/15/34 @ 100	274,737
55,000	Enterprise Products Operating LLC, 5.25%, 1/31/20^	59,496
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	82,169
350,000	Enterprise Products Partners LP, 2.55%, 10/15/19, Callable 9/15/19 @ 100^	350,933
389,000	Kinder Morgan (Delaware), Inc., 5.30%, 12/1/34, Callable 6/1/34 @ 100	334,811
640,000	Noble Energy, Inc., 5.25%, 11/15/43, Callable 5/15/43 @ 100	551,158
360,000	Occidental Petroleum Corp., 3.40%, 4/15/26	363,438
175,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	160,184
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	46,678
1,035,000	Spectra Energy Partners LP, 2.95%, 6/15/16, Callable 5/15/16 @ 100	1,036,262

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$522,000	Spectra Energy Partners LP, 4.50%, 3/15/45, Callable 9/15/44 @ 100^	$463,158
470,000	Sunoco Logistics Partners LP, 5.50%, 2/15/20	476,769
710,000	Sunoco Logistics Partners LP, 5.30%, 4/1/44, Callable 10/1/43 @ 100	585,690
45,000	Texas East Transmission, 7.00%, 7/15/32	51,083
830,000	Western Gas Partners LP, 5.45%, 4/1/44, Callable 10/1/43 @ 100	659,414

		9,509,890

Pharmaceuticals (0.4%):
880,000	Allergan, Inc., 5.75%, 4/1/16	880,000
551,000	Bayer US Finance LLC, 3.00%, 10/8/21(a)	576,374
85,000	GlaxoSmithKline plc, 5.65%, 5/15/18	93,127
1,880,000	Merck & Co., Inc., 0.70%, 5/18/16	1,880,365
95,000	Merck & Co., Inc., 5.00%, 6/30/19	106,059
567,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	583,854
213,000	Zoetis, Inc., 4.70%, 2/1/43, Callable 8/1/42 @ 100	200,310

		4,320,089

Professional Services (0.0%):
490,000	Verisk Analytics, Inc., 5.50%, 6/15/45	478,853

Real Estate Investment Trusts (REITs) (0.2%):
615,000	Crown Castle International Corp., 4.45%, 2/15/26, Callable 11/15/25 @ 100	639,445
410,000	HCP, Inc., 4.20%, 3/1/24, Callable 12/1/23 @ 100	404,665
475,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/15/24 @ 100	458,444
510,000	Piedmont Operating Partnership LP, 4.45%, 3/15/24, Callable 12/15/23 @ 100	516,727
125,000	Realty Income Corp., 2.00%, 1/31/18, Callable 12/31/17 @ 100	125,477
95,000	Ventas Realty LP / Capital Corp., 4.25%, 3/1/22	100,491
155,000	Ventas Realty LP / Capital Corp., 5.70%, 9/30/43, Callable 3/30/43 @ 100	170,920

		2,416,169

Road & Rail (0.3%):
1,370,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43, Callable 3/1/43 @ 100	1,602,006
140,000	CSX Corp., 5.50%, 4/15/41, Callable 10/15/40 @ 100	160,609
845,000	ERAC USA Finance LLC, 2.35%, 10/15/19(a)	846,448

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Road & Rail, continued
$18,000	Union Pacific Corp., 3.65%, 2/15/24, Callable 11/15/23 @ 100	$19,424
465,000	Union Pacific Corp., 4.85%, 6/15/44, Callable 12/15/43 @ 100	530,829
400,000	Union Pacific Corp., 4.15%, 1/15/45, Callable 7/15/44 @ 100	411,260

		3,570,576

Semiconductors & Semiconductor Equipment (0.0%):
300,000	Lam Research Corp., 3.80%, 3/15/25, Callable 12/15/24 @ 100	287,100

Software (0.1%):
395,000	Microsoft Corp., 3.50%, 2/12/35, Callable 8/12/34 @ 100	386,838
545,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	573,184

		960,022

Specialty Retail (0.4%):
1,865,000	Advance Auto Parts, Inc., 4.50%, 12/1/23, Callable 9/1/23 @ 100	1,944,400
617,000	Home Depot, Inc., 2.00%, 4/1/21, Callable 3/1/21 @ 100	623,181
1,400,000	O’Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100	1,531,303
337,000	Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	340,969

		4,439,853

Technology Hardware, Storage & Peripherals (0.2%):
696,000	Apple, Inc., 2.15%, 2/9/22	702,247
1,385,000	Hewlett-Packard Co., 2.85%, 10/5/18, Callable 9/5/18 @ 100(a)	1,408,257

		2,110,504

Tobacco (0.2%):
1,050,000	Philip Morris International, Inc., 2.50%, 5/16/16	1,052,418
210,000	Philip Morris International, Inc., 1.25%, 8/11/17	210,837
310,000	Philip Morris International, Inc., 3.60%, 11/15/23	340,002
925,000	Philip Morris International, Inc., 4.88%, 11/15/43	1,058,757

		2,662,014

Trading Companies & Distributors (0.1%):
850,000	Air Lease Corp., 2.63%, 9/4/18, Callable 8/4/18 @ 100	844,633
395,000	Air Lease Corp., 4.25%, 9/15/24, Callable 6/15/24 @ 100	390,063

		1,234,696

Total Corporate Bonds (Cost $111,988,955)		113,715,992

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars (2.0%):
Airlines (0.1%):
$650,125	Virgin Australia Holdings, Ltd., 5.00%, 10/23/23(a)	$663,128

Banks (1.2%):
2,125,000	Abbey National Treasury Services, 4.00%, 4/27/16	2,129,316
615,000	BBVA Bancomer SA, 4.38%, 4/10/24(a)	636,525
490,000	BNP Paribas, 4.25%, 10/15/24^	495,991
105,000	HBOS plc, Series G, 6.75%, 5/21/18(a)	113,540
435,000	Lloyds Bank plc, 2.30%, 11/27/18	438,552
2,000,000	Mizuho Finance Group (Cayman) 3, Ltd., 4.60%, 3/27/24(a)	2,061,753
955,000	National Australia Bank, Ltd., Series G, 2.00%, 1/14/19, MTN	961,146
1,035,000	Royal Bank of Canada, 2.50%, 1/19/21^	1,056,969
875,000	Societe Generale SA, 2.63%, 9/16/20^(a)	887,887
995,000	Societe Generale SA, 5.00%, 1/17/24(a)	1,016,210
695,000	Societe Generale SA, 5.63%, 11/24/45(a)	677,505
700,000	Standard Chartered plc, 3.05%, 1/15/21^(a)	703,731
700,000	Sumitomo Mitsui Banking Corp., Series G, 2.65%, 7/23/20	712,823
860,000	Svenska Handelsbanken AB, 2.45%, 3/30/21	867,926

		12,759,874

Beverages (0.1%):
612,000	Anheuser-Busch InBev, 3.30%, 2/1/23, Callable 12/1/22 @ 100	636,249

Capital Markets (0.1%):
564,000	Credit Suisse AG, 6.50%, 8/8/23(a)	606,300
35,000	UBS Group AG, Series BKNT, 5.88%, 12/20/17	37,502

		643,802

Chemicals (0.1%):
650,000	Montell Finance Co. BV, 8.10%, 3/15/27(a)	842,527

Diversified Financial Services (0.0%):
409,000	BP Capital Markets plc, 2.24%, 5/10/19^	413,958
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	84,472
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	118,334
110,000	Rio Tinto Finance (USA), Ltd., 7.13%, 7/15/28	129,780

		746,544

Diversified Telecommunication Services (0.0%):
465,000	British Telecommunications plc, 1.25%, 2/14/17	464,824
320,000	Telefonica Emisiones SAU, 7.05%, 6/20/36	405,073

		869,897

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Electric Utilities (0.1%):
$50,000	Electricite de France SA, Series 144A, 4.60%, 1/27/20(a)	$54,380
765,000	Electricite de France SA, 4.88%, 1/22/44(a)	766,008
785,000	Electricite de France SA, 5.63%, 12/31/49, Callable 1/22/24 @ 100, Perpetual Bond(a)(b)	718,275

		1,538,663

Energy Equipment & Services (0.0%):
70,000	Noble Holding International, Ltd., 2.50%, 3/15/17	66,238

Food Products (0.1%):
685,000	Grupo Bimbo SAB de C.V., 3.88%, 6/27/24(a)	688,275

Machinery (0.0%):
350,000	Pentair Finance SA, 5.00%, 5/15/21, Callable 2/15/21 @ 100	371,520

Metals & Mining (0.0%):
145,000	ArcelorMittal, 10.60%, 6/1/19	162,038

Oil, Gas & Consumable Fuels (0.0%):
150,000	Husky Energy, Inc., 3.95%, 4/15/22, Callable 1/15/22 @ 100	149,445
315,000	Suncor Energy, Inc., 3.60%, 12/1/24, Callable 9/1/24 @ 100^	311,858

		461,303

Pharmaceuticals (0.2%):
885,000	Actavis Funding SCS, 1.85%, 3/1/17	889,256
850,000	Actavis Funding SCS, 4.85%, 6/15/44, Callable 12/15/43 @ 100	905,197
310,000	Perrigo Co. plc, 2.30%, 11/8/18	309,701
200,000	Perrigo Co. plc, 3.50%, 3/15/21, Callable 2/15/21 @ 100	204,948

		2,309,102

Real Estate Management & Development (0.0%):
430,000	Brookfield Asset Management, Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	437,258

Road & Rail (0.0%):
350,000	Canadian National Railway Co., 5.80%, 6/1/16	352,978

Technology Hardware, Storage & Peripherals (0.0%):
665,000	Seagate HDD Cayman, 5.75%, 12/1/34, Callable 6/1/34 @ 100	472,393

Wireless Telecommunication Services (0.0%):
200,000	America Movil SAB de C.V., 2.38%, 9/8/16	200,837
335,000	America Movil SAB de C.V., 4.38%, 7/16/42	325,436

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Wireless Telecommunication Services, continued
$355,000	Rogers Communications, Inc., 4.50%, 3/15/43, Callable 9/15/42 @ 100	$356,814

		883,087

Total Yankee Dollars (Cost $24,765,218)		24,904,876

U.S. Government Agency Mortgages (0.1%):
950,000	Federal Home Loan Mortgage Corporation, 4.88%, 6/13/18^	1,033,550
185,000	Federal National Mortgage Association, 6.63%, 11/15/30	274,936

		1,308,486

Total U.S. Government Agency Mortgages (Cost $1,183,020)		1,308,486

U.S. Treasury Obligations (10.4%):
U.S. Treasury Bonds (0.3%)
3,566,500	3.00%, 11/15/45	3,850,286

U.S. Treasury Notes (10.1%)
35,969,000	0.75%, 2/28/18^	35,977,417
6,200,000	1.25%, 1/31/19^	6,269,025
44,365,000	1.00%, 3/15/19^	44,538,289
6,000	3.63%, 2/15/20	6,586
400,000	2.63%, 11/15/20	425,438
19,116,100	1.13%, 2/28/21^	19,037,686
1,040,000	1.50%, 2/28/23	1,037,105
16,861,200	1.63%, 2/15/26^	16,618,820

		123,910,366

Total U.S. Treasury Obligations (Cost $127,224,265)		127,760,652

Securities Held as Collateral for Securities on Loan (17.4%):
$213,275,449	AZL Invesco Equity and Income Fund Securities Lending Collateral Account(c)	213,275,449

Total Securities Held as Collateral for Securities on Loan (Cost $213,275,449)		213,275,449

Unaffiliated Investment Company (5.9%):
72,732,877	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(d)	72,732,877

Total Unaffiliated Investment Company (Cost $72,732,877)		72,732,877

Total Investment Securities (Cost $1,335,498,204)(e) - 117.0%		1,433,352,252
Net other assets (liabilities) - (17.0)%		(207,894,780)

Net Assets - 100.0%		$1,225,457,472

Percentages indicated are based on net assets as of March 31, 2016.

ADR	-	American Depositary Receipt
MTN	-	Medium Term Note

*	Non-income producing security.

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $201,776,081.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at March 31, 2016. The date presented represents the final maturity date.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(d)	The rate represents the effective yield at March 31, 2016.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2016:

Country	Percentage
Australia	0.1%
Bermuda	0.1%
Canada	1.4%
Cayman Islands	0.2%
France	1.7%
Ireland (Republic of)	1.3%
Israel	0.6%
Italy	0.1%
Japan	—	%NM
Jersey	—	%NM
Luxembourg	0.2%
Mexico	0.1%
Netherlands	0.3%
Panama	1.1%
Spain	0.1%
Sweden	0.1%
Switzerland	1.2%
United Kingdom	3.1%
United States	88.3%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

Continued

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Forward Currency Contracts

At March 31, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York Mellon	4/15/16	5,555,526	$7,896,902	$7,978,066	$(81,164)
British Pound	State Street	4/15/16	6,556,605	9,319,361	9,415,675	(96,314)
Canadian Dollar	Bank of New York Mellon	4/15/16	7,455,370	5,570,194	5,741,237	(171,043)
Canadian Dollar	State Street	4/15/16	9,122,991	6,812,931	7,025,440	(212,509)
European Euro	Bank of New York Mellon	4/15/16	7,674,670	8,489,490	8,735,313	(245,823)
European Euro	State Street	4/15/16	8,910,465	9,853,815	10,141,896	(288,081)
Israeli Shekel	Bank of New York Mellon	4/15/16	12,653,705	3,246,788	3,371,018	(124,230)
Israeli Shekel	State Street	4/15/16	12,653,705	3,244,756	3,371,018	(126,262)
Swiss Franc	Bank of New York Mellon	4/15/16	2,616,629	2,639,514	2,724,124	(84,610)
Swiss Franc	State Street	4/15/16	2,658,177	2,681,533	2,767,379	(85,846)

				$59,755,284	$61,271,166	$(1,515,882)

Long Contracts:
British Pound	State Street	4/15/16	69,123	$99,623	$99,264	$(359)
Canadian Dollar	State Street	4/15/16	366,808	276,137	282,472	6,335
European Euro	State Street	4/15/16	142,176	158,337	161,824	3,487
Swiss Franc	State Street	4/15/16	45,734	46,473	47,613	1,140

				$580,570	$591,173	$10,603

See accompanying notes to the schedules of portfolio investments.

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (96.1%):
Aerospace & Defense (1.2%):
31,118	General Dynamics Corp.	$4,087,972

Automobiles (0.8%):
88,663	General Motors Co.	2,786,678

Banks (17.7%):
652,684	Bank of America Corp.	8,824,288
80,027	BB&T Corp.	2,662,498
320,650	Citigroup, Inc.	13,387,138
262,087	Citizens Financial Group, Inc.	5,490,723
78,397	Comerica, Inc.^	2,968,894
191,080	Fifth Third Bancorp	3,189,125
189,141	First Horizon National Corp.^	2,477,747
247,305	JPMorgan Chase & Co.	14,645,402
70,136	PNC Financial Services Group, Inc.	5,931,402

		59,577,217

Biotechnology (0.9%):
20,855	Amgen, Inc.	3,126,790

Capital Markets (6.3%):
116,024	Charles Schwab Corp. (The)	3,250,992
21,648	Goldman Sachs Group, Inc. (The)	3,398,303
268,152	Morgan Stanley	6,706,483
53,637	Northern Trust Corp.	3,495,523
73,580	State Street Corp.	4,305,902

		21,157,203

Chemicals (0.6%):
76,376	Mosaic Co. (The)^	2,062,152

Commercial Services & Supplies (1.3%):
121,933	Tyco International plc	4,476,160

Communications Equipment (3.0%):
198,846	Cisco Systems, Inc.	5,661,146
169,930	Juniper Networks, Inc.	4,334,914

		9,996,060

Diversified Financial Services (1.8%):
25,324	CME Group, Inc.	2,432,370
117,371	Voya Financial, Inc.	3,494,135

		5,926,505

Diversified Telecommunication Services (1.9%):
55,991	France Telecom SA	978,155
253,142	Koninklijke (Royal) KPN NV	1,057,405
523,060	Telecom Italia SpA*^	563,925
45,254	Telefonica SA	505,767
58,242	Verizon Communications, Inc.	3,149,727

		6,254,979

Electric Utilities (1.7%):
70,914	FirstEnergy Corp.	2,550,777
52,938	PG&E Corp.	3,161,457

		5,712,234

Energy Equipment & Services (2.2%):
75,371	Baker Hughes, Inc.	3,303,511
523,083	Weatherford International plc*^	4,069,586

		7,373,097

Food & Staples Retailing (2.0%):
66,180	Sysco Corp.	3,092,591
24,275	Walgreens Boots Alliance, Inc.	2,044,926
21,646	Wal-Mart Stores, Inc.	1,482,535

		6,620,052

Food Products (2.2%):
96,093	Archer-Daniels-Midland Co.	3,489,137
101,617	Mondelez International, Inc., Class A	4,076,874

		7,566,011

Health Care Equipment & Supplies (2.4%):
87,192	Baxter International, Inc.	3,581,847

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
62,034	Medtronic plc	$4,652,550

		8,234,397

Health Care Providers & Services (2.3%):
18,884	Anthem, Inc.	2,624,687
33,264	Express Scripts Holding Co.*^	2,284,904
22,581	UnitedHealth Group, Inc.	2,910,691

		7,820,282

Hotels, Restaurants & Leisure (2.1%):
137,303	Carnival Corp.^	7,245,479

Industrial Conglomerates (3.0%):
318,557	General Electric Co.	10,126,927

Insurance (3.3%):
38,660	Aon plc	4,038,037
67,046	Marsh & McLennan Cos., Inc.	4,075,726
25,745	Willis Towers Watson plc	3,054,902

		11,168,665

Internet Software & Services (1.0%):
136,776	eBay, Inc.*	3,263,475

IT Services (1.1%):
94,869	PayPal Holdings, Inc.*	3,661,943

Machinery (1.9%):
45,529	Caterpillar, Inc.	3,484,790
49,477	Ingersoll-Rand plc	3,068,069

		6,552,859

Media (4.4%):
19,003	CBS Corp., Class B	1,046,875
82,232	Comcast Corp., Class A	5,022,730
61,345	Thomson Reuters Corp.	2,485,734
17,951	Time Warner Cable, Inc., Class A	3,673,134
37,858	Time Warner, Inc., Class A	2,746,598

		14,975,071

Multiline Retail (2.1%):
85,202	Target Corp.	7,010,421

Oil, Gas & Consumable Fuels (10.2%):
139,775	Apache Corp.^	6,822,417
194,887	Canadian Natural Resources, Ltd.	5,272,124
154,613	Devon Energy Corp.	4,242,581
39,169	Exxon Mobil Corp.	3,274,137
54,084	Occidental Petroleum Corp.	3,700,968
278,632	Royal Dutch Shell plc, A Shares	6,720,659
88,437	Total SA	4,021,603

		34,054,489

Pharmaceuticals (7.0%):
47,382	Eli Lilly & Co.	3,411,978
115,181	Merck & Co., Inc.	6,094,227
44,990	Novartis AG, Registered Shares	3,251,053
148,421	Pfizer, Inc.^	4,399,198
37,937	Sanofi-Aventis SA	3,050,513
61,563	Teva Pharmaceutical Industries, Ltd., ADR	3,294,236

		23,501,205

Road & Rail (0.9%):
117,697	CSX Corp.	3,030,698

Semiconductors & Semiconductor Equipment (3.9%):
196,273	Applied Materials, Inc.	4,157,062
133,665	Intel Corp.	4,324,063
91,683	QUALCOMM, Inc.	4,688,669

		13,169,794

Software (4.2%):
41,509	Citrix Systems, Inc.*^	3,261,777
91,059	Microsoft Corp.	5,029,189

Continued

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
145,990	Oracle Corp.^	$5,972,451

		14,263,417

Technology Hardware, Storage & Peripherals (0.5%):
62,735	NetApp, Inc.^	1,712,038

Tobacco (1.3%):
43,776	Philip Morris International, Inc.	4,294,863

Wireless Telecommunication Services (0.9%):
99,701	Vodafone Group plc, ADR	3,195,417

Total Common Stocks (Cost $263,108,308)		324,004,550

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (9.4%):
$31,700,178	AZL Invesco Growth and Income Fund Securities Lending Collateral Account(a)	31,700,178

Total Securities Held as Collateral for Securities on Loan (Cost $31,700,178)		31,700,178

Unaffiliated Investment Company (3.5%):
11,658,483	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(b)	11,658,483

Total Unaffiliated Investment Company (Cost $11,658,483)		11,658,483

Total Investment Securities
(Cost $306,466,969)(c) - 109.0%		367,363,211
Net other assets (liabilities) - (9.0)%		(30,358,299)

Net Assets - 100.0%		$337,004,912

Percentages indicated are based on net assets as of March 31, 2016.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $30,840,366.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(b)	The rate represents the effective yield at March 31, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2016:

Country	Percentage
Canada	2.1%
France	2.2%
Ireland (Republic of)	2.1%
Israel	0.9%
Italy	0.2%
Netherlands	0.3%
Panama	2.0%
Spain	0.1%
Switzerland	2.0%
United Kingdom	4.6%
United States	83.5%

100.0%

Continued

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Forward Currency Contracts

At March 31, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of New York Mellon	4/15/16	2,360,328	$3,355,088	$3,389,571	$(34,483)
British Pound	State Street	4/15/16	2,785,647	3,959,435	4,000,355	(40,920)
Canadian Dollar	Bank of New York Mellon	4/15/16	3,329,639	2,487,701	2,564,091	(76,390)
Canadian Dollar	State Street	4/15/16	4,074,414	3,042,719	3,137,628	(94,909)
European Euro	Bank of New York Mellon	4/15/16	3,217,470	3,559,069	3,662,126	(103,057)
European Euro	State Street	4/15/16	3,735,555	4,131,039	4,251,811	(120,772)
Israeli Shekel	Bank of New York Mellon	4/15/16	5,142,641	1,319,539	1,370,028	(50,489)
Israeli Shekel	State Street	4/15/16	5,142,640	1,318,714	1,370,028	(51,314)
Swiss Franc	Bank of New York Mellon	4/15/16	1,211,813	1,222,411	1,261,596	(39,185)
Swiss Franc	State Street	4/15/16	1,231,056	1,241,873	1,281,630	(39,757)

				$25,637,588	$26,288,864	$(651,276)

Long Contracts:
British Pound	State Street	4/15/16	9,551	$13,765	$13,715	$(50)
Canadian Dollar	State Street	4/15/16	69,794	52,582	53,747	1,165
European Euro	State Street	4/15/16	18,939	21,092	21,557	465
Swiss Franc	State Street	4/15/16	6,737	6,846	7,014	168

				$94,285	$96,033	$1,748

See accompanying notes to the schedules of portfolio investments.

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (92.5%):
Air Freight & Logistics (0.9%):
154,681	Deutsche Post AG	$4,295,176

Auto Components (0.6%):
67,800	Denso Corp.	2,717,557

Automobiles (1.3%):
3,129,500	Great Wall Motor Co.	2,542,928
61,700	Toyota Motor Corp.	3,254,392

		5,797,320

Banks (5.2%):
1,675,100	Akbank T.A.S.	4,769,719
4,490,000	Industrial & Commercial Bank of China	2,513,061
1,285,600	Kasikornbank Public Co., Ltd.	6,314,601
4,892,052	Lloyds Banking Group plc	4,747,534
399,352	United Overseas Bank, Ltd.	5,589,977

		23,934,892

Beverages (4.2%):
50,561	Anheuser-Busch InBev NV	6,301,878
90,394	Carlsberg A/S, Class B	8,597,872
44,470	Fomento Economico Mexicano SAB de C.V., ADR	4,282,906

		19,182,656

Biotechnology (1.0%):
58,648	CSL, Ltd.	4,548,365

Capital Markets (3.5%):
845,602	Aberdeen Asset Management plc	3,340,889
140,486	Julius Baer Group, Ltd.	6,003,937
444,871	UBS Group AG	7,128,073

		16,472,899

Chemicals (1.2%):
12,661	Syngenta AG, Registered Shares	5,249,900

Commercial Services & Supplies (0.8%):
385,470	Brambles, Ltd.	3,569,378

Communications Equipment (1.4%):
637,284	Telefonaktiebolaget LM Ericsson, B Shares	6,377,437

Containers & Packaging (2.3%):
945,797	Amcor, Ltd.	10,371,854

Diversified Financial Services (5.6%):
1,661,956	BM&F Bovespa SA	7,073,137
118,044	Deutsche Boerse AG	10,070,944
228,140	Investor AB, B Shares	8,072,066

		25,216,147

Electrical Equipment (1.1%):
82,777	Schneider Electric SA	5,226,938

Electronic Equipment, Instruments & Components (0.7%):
6,085	Keyence Corp.	3,317,633

Food Products (0.6%):
182,148	BRF-Brasil Foods SA	2,602,766

Health Care Equipment & Supplies (2.4%):
187,569	Getinge AB, B Shares^	4,305,835
409,539	Smith & Nephew plc	6,724,598

		11,030,433

Hotels, Restaurants & Leisure (3.2%):
479,485	Compass Group plc	8,426,278
1,581,000	Galaxy Entertainment Group, Ltd.	5,934,739

		14,361,017

Industrial Conglomerates (2.2%):
775,712	CK Hutchison Holdings, Ltd.	10,079,350

Insurance (2.1%):
10,679	Fairfax Financial Holdings, Ltd.	5,979,040

Shares		Fair Value
Common Stocks, continued
Insurance, continued
135,710	Great-West Lifeco, Inc.	$3,735,003

		9,714,043

Internet Software & Services (3.9%):
44,520	Baidu, Inc., ADR*	8,497,978
2,151,500	Yahoo! Japan Corp.^	9,136,646

		17,634,624

IT Services (4.1%):
131,031	Amadeus IT Holding SA	5,599,162
266,054	CGI Group, Inc., Class A*	12,716,750

		18,315,912

Life Sciences Tools & Services (0.0%):
50,591	ART Advanced Research Technologies, Inc.*(a)	—
165,100	ART Advanced Research Technologies, Inc.*(a)	—
160,422	ART Advanced Research Technologies, Inc.*(a)	—

		—

Machinery (2.2%):
22,800	FANUC Corp.	3,540,652
227,100	Komatsu, Ltd.	3,864,580
245,294	Sandvik AB	2,537,615

		9,942,847

Media (15.2%):
243,383	Grupo Televisa SA, ADR	6,683,297
496,440	Informa plc	4,939,428
144,845	ProSiebenSat.1 Media AG, Registered Shares	7,442,505
134,754	Publicis Groupe SA	9,441,947
715,613	Reed Elsevier plc	13,250,497
1,025,905	Sky plc	15,031,729
502,938	WPP plc	11,718,275

		68,507,678

Multiline Retail (0.7%):
43,357	Next plc	3,351,425

Oil, Gas & Consumable Fuels (3.9%):
263,972	Cenovus Energy, Inc.	3,435,336
260,287	Royal Dutch Shell plc, B Shares	6,338,326
280,789	Suncor Energy, Inc.	7,820,836

		17,594,498

Personal Products (1.3%):
134,349	Unilever NV	5,999,634

Pharmaceuticals (5.8%):
38,221	Novartis AG, Registered Shares	2,761,914
69,681	Novo Nordisk A/S, B Shares	3,763,049
34,355	Roche Holding AG	8,433,219
215,593	Teva Pharmaceutical Industries, Ltd., ADR	11,536,381

		26,494,563

Road & Rail (1.0%):
205,477	Aurizon Holdings, Ltd.	620,611
68,738	Canadian National Railway Co.	4,295,993

		4,916,604

Semiconductors & Semiconductor Equipment (4.5%):
64,045	Broadcom, Ltd.^	9,894,953
391,200	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	10,249,440

		20,144,393

Software (2.0%):
112,509	SAP AG	9,100,586

Continued

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail (1.6%):
1,364,741	Kingfisher plc	$7,364,177

Technology Hardware, Storage & Peripherals (0.6%):
2,548	Samsung Electronics Co., Ltd.	2,923,116

Textiles, Apparel & Luxury Goods (0.9%):
64,468	Compagnie Financiere Richemont SA	4,250,615

Tobacco (4.5%):
201,032	British American Tobacco plc	11,770,872
202,300	Japan Tobacco, Inc.	8,411,541

		20,182,413

Total Common Stocks (Cost $328,114,106)		420,788,846

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (5.4%):
$24,535,648	AZL Invesco International Equity Fund Securities Lending Collateral Account(b)	24,535,648

Total Securities Held as Collateral for Securities on Loan (Cost $24,535,648)		24,535,648

Unaffiliated Investment Company (6.6%):
29,819,972	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(c)	29,819,972

Total Unaffiliated Investment Company (Cost $29,819,972)		29,819,972

Total Investment Securities
(Cost $382,469,726)(d) - 104.5%		475,144,466
Net other assets (liabilities) - (4.5)%		(20,481,948)

Net Assets - 100.0%		$454,662,518

Percentages indicated are based on net assets as of March 31, 2016. Amounts shown as “—” are either $0 or round to less than $1.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $22,853,987.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2016. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(c)	The rate represents the effective yield at March 31, 2016.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2016:

Country	Percentage
Australia	4.0%
Belgium	1.3%
Brazil	2.0%
Canada	8.0%
Cayman Islands	1.8%
China	0.5%
Denmark	2.6%
France	3.1%
Germany	6.5%
Hong Kong	3.9%
Ireland (Republic of)	2.5%
Israel	2.4%
Japan	7.2%
Mexico	2.3%
Netherlands	1.3%
Republic of Korea (South)	0.6%
Singapore	3.3%
Spain	1.2%
Sweden	4.5%
Switzerland	7.1%
Taiwan	2.2%
Thailand	1.3%
Turkey	1.0%
United Kingdom	17.9%
United States	11.5%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.3%):
Aerospace & Defense (3.1%):
101,799	European Aeronautic Defence & Space Co. NV	$6,753,762
92,515	Thales SA	8,100,967

		14,854,729

Air Freight & Logistics (1.4%):
338,300	Yamato Holdings Co., Ltd.	6,751,779

Airlines (1.2%):
154,500	Japan Airlines Co., Ltd.	5,657,639

Auto Components (1.3%):
27,358	Continental AG	6,225,113

Automobiles (3.9%):
57,530	Bayerische Motoren Werke AG (BMW)	5,283,096
64,926	Renault SA	6,441,330
140,500	Toyota Motor Corp.	7,410,731

		19,135,157

Banks (9.2%):
386,850	Australia & New Zealand Banking Group, Ltd.	6,912,738
132,591	BNP Paribas SA	6,647,387
79,655	HDFC Bank, Ltd., ADR^	4,909,138
1,185,320	HSBC Holdings plc	7,343,343
573,768	ING Groep NV	6,908,024
1,453,800	Mitsubishi UFJ Financial Group, Inc.	6,732,584
550,181	Nordea Bank AB	5,282,524

		44,735,738

Beverages (4.0%):
83,983	Anheuser-Busch InBev NV	10,467,567
80,933	SABMiller plc	4,945,074
89,100	Suntory Beverage & Food, Ltd.	4,004,269

		19,416,910

Biotechnology (0.9%):
33,214	Genmab A/S*	4,599,304

Building Products (1.5%):
98,500	Daikin Industries, Ltd.	7,358,438

Capital Markets (1.5%):
458,202	UBS Group AG	7,341,673

Chemicals (1.9%):
84,034	Christian Hansen Holding A/S	5,638,957
22,241	Linde AG	3,239,087

		8,878,044

Communications Equipment (1.1%):
925,728	Nokia Oyj	5,498,367

Construction & Engineering (1.5%):
1,160,000	Kajima Corp.	7,260,798

Diversified Financial Services (1.4%):
493,800	ORIX Corp.	7,017,832

Diversified Telecommunication Services (2.9%):
207,100	Nippon Telegraph & Telephone Corp.	8,905,985
4,957,447	Telecom Italia SpA*^	5,344,760

		14,250,745

Electric Utilities (1.4%):
1,505,438	Enel SpA	6,661,860

Electronic Equipment, Instruments & Components (1.6%):
14,500	Keyence Corp.	7,905,617

Energy Equipment & Services (0.8%):
72,610	Technip-Coflexip SA	4,014,358

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (1.5%):
459,110	Distribuidora Internacional de Alimentacion SA	$2,373,840
112,300	Seven & I Holdings Co., Ltd.	4,770,355

		7,144,195

Food Products (2.7%):
87,431	Associated British Foods plc	4,189,375
62,469	Nestle SA, Registered Shares	4,666,477
173,000	Nippon Meat Packers, Inc.^	3,805,100

		12,660,952

Gas Utilities (1.9%):
864,000	ENN Energy Holdings, Ltd.	4,742,401
684,747	Snam SpA	4,282,180

		9,024,581

Health Care Equipment & Supplies (1.2%):
358,668	Smith & Nephew plc	5,889,300

Hotels, Restaurants & Leisure (1.1%):
91,363	InterContinental Hotels Group plc	3,749,356
22,400	Oriental Land Co., Ltd.	1,586,032

		5,335,388

Household Durables (2.0%):
217,181	Electrolux AB, Series B*	5,714,591
1,473,272	Taylor Wimpey plc	4,009,799

		9,724,390

Household Products (3.0%):
51,398	Henkel AG & Co. KGaA	5,663,301
91,368	Reckitt Benckiser Group plc	8,821,479

		14,484,780

Industrial Conglomerates (1.4%):
496,888	CK Hutchison Holdings, Ltd.	6,456,402

Insurance (5.4%):
574,960	Aviva plc	3,742,684
261,820	AXA SA	6,154,238
189,300	NKSJ Holdings, Inc.	5,359,377
274,217	Prudential plc	5,085,092
172,800	Tokio Marine Holdings, Inc.	5,830,833

		26,172,224

Machinery (0.7%):
371,500	DMG Mori Co., Ltd.^	3,402,251

Media (1.3%):
123,700	Dentsu, Inc.	6,207,088

Metals & Mining (3.4%):
271,300	Nippon Steel Corp.	5,208,692
1,553,243	Norsk Hydro ASA	6,373,188
180,480	Rio Tinto plc	5,092,115

		16,673,995

Multi-Utilities (1.1%):
1,575,854	Centrica plc	5,131,662

Oil, Gas & Consumable Fuels (2.8%):
624,536	Oil Search, Ltd.	3,245,629
411,682	Royal Dutch Shell plc, A Shares	9,968,221

		13,213,850

Paper & Forest Products (0.8%):
217,136	UPM-Kymmene OYJ	3,915,738

Pharmaceuticals (10.0%):
134,517	AstraZeneca plc	7,509,774
35,880	Bayer AG, Registered Shares	4,215,995
520,240	GlaxoSmithKline plc	10,539,547
128,990	Novo Nordisk A/S, B Shares	6,965,970
57,403	Roche Holding AG	14,090,876
108,414	Shire plc	6,209,772

		49,531,934

Continued

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (4.4%):
1,446,000	China Overseas Land & Investment, Ltd.	$4,580,184
292,500	Daiwa House Industry Co., Ltd.	8,202,561
356,000	Mitsui Fudosan Co., Ltd.	8,853,171

		21,635,916

Semiconductors & Semiconductor Equipment (3.0%):
78,220	ASML Holding NV	7,917,989
515,784	Infineon Technologies AG	7,334,702

		15,252,691

Specialty Retail (2.3%):
804,275	Dixons Carphone plc	4,901,729
1,143,114	Kingfisher plc	6,168,272

		11,070,001

Textiles, Apparel & Luxury Goods (1.2%):
51,152	Adidas AG	5,993,867

Tobacco (2.1%):
171,523	British American Tobacco plc	10,043,054

Trading Companies & Distributors (1.6%):
134,106	Wolseley plc	7,550,079

Water Utilities (0.9%):
381,467	Pennon Group plc	4,431,791

Wireless Telecommunication Services (1.9%):
2,969,766	Vodafone Group plc	9,464,128

Total Common Stocks (Cost $459,365,783)		477,974,358

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.7%):
$12,941,118	AZL JPMorgan International Opportunities Fund Securities Lending Collateral Account(a)	12,941,118

Total Securities Held as Collateral for Securities on Loan (Cost $12,941,118)		12,941,118

Unaffiliated Investment Company (0.9%):
4,192,224	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(b)	4,192,224

Total Unaffiliated Investment Company (Cost $4,192,224)		4,192,224

Total Investment Securities
(Cost $476,499,125)(c) - 101.9%		495,107,700
Net other assets (liabilities) - (1.9)%		(9,311,610)

Net Assets - 100.0%		$485,796,090

Percentages indicated are based on net assets as of March 31, 2016.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $12,406,276.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(b)	The rate represents the effective yield at March 31, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2016:

Country	Percentage
Australia	2.1%
Belgium	2.1%
China	1.0%
Denmark	3.5%
Finland	1.9%
France	6.3%
Germany	7.7%
Hong Kong	2.2%
India	1.0%
Italy	3.3%
Japan	24.7%
Netherlands	4.4%
Norway	1.3%
Spain	0.5%
Sweden	2.2%
Switzerland	6.8%
United Kingdom	25.6%
United States	3.4%

100.0%

Continued

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Forward Currency Contracts

At March 31, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Goldman Sachs	6/20/16	24,725,850	$35,040,114	$35,515,798	$(475,684)
Danish Krone	BNP Paribas	6/20/16	7,203,602	1,092,813	1,103,292	(10,479)
Danish Krone	Deutsche Bank	6/20/16	8,486,855	1,266,018	1,299,833	(33,815)
Danish Krone	Goldman Sachs	6/20/16	17,902,507	2,670,235	2,741,920	(71,685)
European Euro	HSBC Bank	6/20/16	2,204,491	2,516,830	2,514,442	2,388
European Euro	Morgan Stanley	6/20/16	2,184,491	2,469,750	2,491,629	(21,879)
Japanese Yen	Credit Suisse First Boston	6/20/16	199,877,833	1,780,725	1,780,733	(8)
Japanese Yen	Goldman Sachs	6/20/16	1,724,023,003	15,291,660	15,359,509	(67,849)
Norwegian Krone	Goldman Sachs	6/20/16	21,778,742	2,554,233	2,632,615	(78,382)
Norwegian Krone	State Street	6/20/16	7,318,309	872,205	884,637	(12,432)
Swedish Krona	State Street	6/20/16	33,237,967	4,061,831	4,108,422	(46,591)

				$69,616,414	$70,432,830	$(816,416)

Long Contracts:
Australian Dollar	BNP Paribas	6/20/16	31,539,706	$23,420,440	$24,079,796	$659,356
British Pound	Goldman Sachs	6/20/16	2,231,404	3,178,131	3,205,152	27,021
British Pound	State Street	6/20/16	848,119	1,211,155	1,218,224	7,069
European Euro	BNP Paribas	6/20/16	2,063,758	2,327,373	2,353,922	26,549
European Euro	Goldman Sachs	6/20/16	9,565,758	10,638,997	10,910,700	271,703
Japanese Yen	State Street	6/20/16	155,344,180	1,384,622	1,383,978	(644)
Singapore Dollar	RBC Dominion Securities	6/20/16	7,847,660	5,672,291	5,822,406	150,115
Swedish Krona	Citigroup Global Markets	6/20/16	63,716,425	7,661,568	7,875,752	214,184
Swiss Franc	RBC Dominion Securities	6/20/16	15,995,438	16,342,854	16,704,570	361,716

				$71,837,431	$73,554,500	$1,717,069

See accompanying notes to the schedules of portfolio investments.

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (2.7%):
69,718	Honeywell International, Inc.	$7,811,902
5,898	L-3 Communications Holdings, Inc.^	698,913
2,577	Northrop Grumman Corp.	509,988
16,882	United Technologies Corp.	1,689,888

		10,710,691

Airlines (1.9%):
77,897	Delta Air Lines, Inc.	3,792,026
62,559	United Continental Holdings, Inc.*^	3,744,782

		7,536,808

Auto Components (0.2%):
12,265	Delphi Automotive plc	920,120

Automobiles (2.6%):
329,999	General Motors Co.	10,371,869

Banks (5.5%):
305,901	Bank of America Corp.	4,135,782
119,099	Citigroup, Inc.	4,972,383
149,523	KeyCorp	1,650,734
6,946	SVB Financial Group*	708,839
211,165	Wells Fargo & Co.	10,211,939

		21,679,677

Beverages (3.6%):
90,582	Coca-Cola Co. (The)	4,202,099
51,224	Molson Coors Brewing Co., Class A	4,926,724
49,151	PepsiCo, Inc.	5,036,995

		14,165,818

Biotechnology (4.2%):
18,226	Alexion Pharmaceuticals, Inc.*	2,537,424
10,377	Biogen Idec, Inc.*	2,701,341
8,568	BioMarin Pharmaceutical, Inc.*	706,689
35,953	Celgene Corp.*	3,598,536
47,847	Gilead Sciences, Inc.	4,395,225
4,975	Incyte Corp.*	360,538
26,662	Vertex Pharmaceuticals, Inc.*	2,119,362

		16,419,115

Building Products (0.6%):
11,879	Allegion plc	756,811
44,790	Masco Corp.^	1,408,646

		2,165,457

Capital Markets (4.4%):
7,152	Ameriprise Financial, Inc.	672,360
7,004	BlackRock, Inc., Class A	2,385,352
83,747	Charles Schwab Corp. (The)	2,346,591
30,718	Goldman Sachs Group, Inc. (The)	4,822,112
33,754	Invesco, Ltd.	1,038,611
231,687	Morgan Stanley	5,794,491

		17,059,517

Chemicals (1.6%):
19,827	Axiall Corp.	433,022
25,095	Dow Chemical Co. (The)	1,276,332
19,528	E.I. du Pont de Nemours & Co.	1,236,513
32,648	Eastman Chemical Co.	2,358,164
34,356	Mosaic Co. (The)^	927,612

		6,231,643

Construction Materials (1.1%):
17,805	Martin Marietta Materials, Inc.^	2,840,075
15,063	Vulcan Materials Co.	1,590,201

		4,430,276

Consumer Finance (0.7%):
52,106	Discover Financial Services^	2,653,238

Containers & Packaging (0.3%):
23,717	Crown Holdings, Inc.*	1,176,126

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services (0.6%):
9,702	IntercontinentalExchange, Inc.	$2,281,328

Electric Utilities (0.7%):
7,035	Edison International	505,746
7,993	NextEra Energy, Inc.	945,892
31,724	Xcel Energy, Inc.	1,326,697

		2,778,335

Electronic Equipment, Instruments & Components (0.7%):
43,520	TE Connectivity, Ltd.	2,694,758

Food & Staples Retailing (0.5%):
9,426	Costco Wholesale Corp.	1,485,349
11,948	Kroger Co. (The)	457,011

		1,942,360

Food Products (0.7%):
71,235	Mondelez International, Inc., Class A	2,857,948

Health Care Providers & Services (4.5%):
31,007	Aetna, Inc.	3,483,636
5,527	Anthem, Inc.	768,198
12,348	Humana, Inc.	2,259,067
21,801	McKesson Corp.	3,428,207
59,809	UnitedHealth Group, Inc.	7,709,380

		17,648,488

Hotels, Restaurants & Leisure (1.1%):
41,098	Royal Caribbean Cruises, Ltd.	3,376,201
11,094	Yum! Brands, Inc.	908,044

		4,284,245

Household Durables (2.1%):
84,419	D.R. Horton, Inc.^	2,551,986
32,179	Harman International Industries, Inc.^	2,865,218
3,225	Mohawk Industries, Inc.*	615,653
16,868	PulteGroup, Inc.^	315,600
69,676	Toll Brothers, Inc.*^	2,056,139

		8,404,596

Household Products (0.7%):
21,708	Kimberly-Clark Corp.	2,919,943

Industrial Conglomerates (1.2%):
144,337	General Electric Co.	4,588,473

Insurance (5.4%):
35,830	Arthur J. Gallagher & Co.	1,593,718
85,511	Chubb, Ltd.	10,188,636
83,830	Marsh & McLennan Cos., Inc.	5,096,026
101,138	MetLife, Inc.	4,444,004

		21,322,384

Internet & Catalog Retail (1.6%):
10,708	Amazon.com, Inc.*	6,356,697

Internet Software & Services (4.8%):
5,468	Alphabet, Inc., Class A*	4,171,537
11,247	Alphabet, Inc., Class C*	8,378,453
55,932	Facebook, Inc., Class A*	6,381,841

		18,931,831

IT Services (3.3%):
30,073	Accenture plc, Class A	3,470,424
39,808	Fidelity National Information Services, Inc.	2,520,244
22,642	MasterCard, Inc., Class A	2,139,669
25,853	PayPal Holdings, Inc.*	997,926
48,371	Visa, Inc., Class A	3,699,414

		12,827,677

Life Sciences Tools & Services (0.6%):
14,318	Illumina, Inc.*^	2,321,091

Continued

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery (1.5%):
38,231	PACCAR, Inc.^	$2,090,853
35,734	Stanley Black & Decker, Inc.	3,759,575

		5,850,428

Media (6.8%):
30,247	CBS Corp., Class B	1,666,307
18,163	Charter Communications, Inc., Class A*^	3,676,736
54,972	Comcast Corp., Class A	3,357,690
38,454	DISH Network Corp., Class A*^	1,778,882
3,170	Time Warner Cable, Inc., Class A	648,645
131,410	Time Warner, Inc., Class A	9,533,797
169,811	Twenty-First Century Fox, Inc.	4,734,331
33,777	Twenty-First Century Fox, Inc., Class B	952,511

		26,348,899

Metals & Mining (0.2%):
41,641	United States Steel Corp.^	668,338

Multi-Utilities (0.3%):
18,921	CMS Energy Corp.	803,007
3,762	Sempra Energy	391,436

		1,194,443

Oil, Gas & Consumable Fuels (6.2%):
51,692	Cabot Oil & Gas Corp.^	1,173,925
13,353	Columbia Pipeline Group, Inc.	335,160
5,788	Concho Resources, Inc.*	584,820
30,787	Diamondback Energy, Inc.*	2,376,141
53,318	EOG Resources, Inc.^	3,869,820
24,082	EQT Corp.	1,619,755
5,563	Hess Corp.^	292,892
133,473	Occidental Petroleum Corp.	9,133,558
28,194	Pioneer Natural Resources Co.^	3,968,024
13,037	Valero Energy Corp.	836,193

		24,190,288

Pharmaceuticals (5.8%):
21,096	Allergan plc*	5,654,361
64,495	Bristol-Myers Squibb Co.	4,119,941
54,022	Eli Lilly & Co.	3,890,124
304,275	Pfizer, Inc.^	9,018,711

		22,683,137

Real Estate Investment Trusts (REITs) (0.6%):
6,298	AvalonBay Communities, Inc.	1,197,879
24,048	ProLogis, Inc.	1,062,441
2,412	SL Green Realty Corp.^	233,675

		2,493,995

Road & Rail (1.0%):
48,495	Union Pacific Corp.	3,857,777

Semiconductors & Semiconductor Equipment (6.2%):
67,119	Broadcom, Ltd.	10,369,886
83,408	Lam Research Corp.^	6,889,500
34,563	Marvell Technology Group, Ltd.	356,345
43,484	NXP Semiconductors NV*	3,525,248
57,673	Texas Instruments, Inc.	3,311,584

		24,452,563

Software (4.7%):
33,212	Adobe Systems, Inc.*	3,115,286
274,820	Microsoft Corp.	15,178,308

		18,293,594

Specialty Retail (3.2%):
30,070	Best Buy Co., Inc.	975,471
117,000	Lowe’s Cos., Inc.	8,862,750
34,618	TJX Cos., Inc. (The)	2,712,320

		12,550,541

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (3.6%):
109,958	Apple, Inc.	$11,984,323
47,200	Hewlett Packard Enterprise Co.	836,856
114,423	HP, Inc.	1,409,691

		14,230,870

Textiles, Apparel & Luxury Goods (0.1%):
7,263	VF Corp.^	470,352

Tobacco (0.5%):
18,039	Philip Morris International, Inc.	1,769,806

Wireless Telecommunication Services (0.3%):
28,027	T-Mobile US, Inc.*	1,073,434

Total Common Stocks (Cost $329,864,095)		387,808,974

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (11.6%):
$45,332,347	AZL JPMorgan U.S. Equity Fund Securities Lending Collateral Account(a)	45,332,347

Total Securities Held as Collateral for Securities on Loan (Cost $45,332,347)		45,332,347

Unaffiliated Investment Company (1.0%):
3,871,645	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(b)	3,871,645

Total Unaffiliated Investment Company (Cost $3,871,645)		3,871,645

Total Investment Securities
(Cost $379,068,087)(c) - 111.5%		437,012,966
Net other assets (liabilities) - (11.5)%		(45,241,554)

Net Assets - 100.0%		$391,771,412

Percentages indicated are based on net assets as of March 31, 2016.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $44,372,003.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(b)	The rate represents the effective yield at March 31, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Futures Contracts

Cash of $125,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/17/16	23	$2,359,225	$16,004

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (9.0%):
$1,000,000	Chase Issuance Trust, Class A2, Series 2007-A2, 0.49%, 4/15/19(a)	$998,327
1,025,000	Citibank Credit Card Issuance Trust, Class A3, Series 2014-A3, 0.64%, 5/9/18(a)	1,025,087
1,040,000	Dryden Senior Loan Fund LLC, Class A, Series 2015-37A, 2.12%, 4/15/27(a)(b)	1,032,491
1,489,959	Goal Capital Funding Trust, Class A3, Series 2005-2, 0.80%, 5/28/30(a)	1,457,780
1,000,000	Limerock CLO, Class A1, Series 2014-3A, 2.15%, 10/20/26(a)(b)	988,039
1,000,000	Magnetite CLO, Ltd., Class A1, Series 2014-9A, 1.74%, 7/25/26(a)(b)	992,542
1,000,000	Magnetite CLO, Ltd., Class A1, Series 2014-11A, 1.77%, 1/18/27(a)(b)	991,824
1,040,000	Magnetite CLO, Ltd., Class A, Series 2015-12A, 1.82%, 4/15/27(a)(b)	1,033,337
831,277	Navient Student Loan Trust, Class A, Series 2014-2, 1.07%, 3/25/43(a)	780,151
802,315	Navient Student Loan Trust, Class A, Series 2014-3, 1.05%, 3/25/43(a)	753,215
533,469	Navient Student Loan Trust, Class A, Series 2014-4, 1.05%, 3/25/43(a)	509,520
2,080,000	Navient Student Loan Trust, Class A3, Series 2014-8, 1.03%, 5/27/31(a)	1,953,188
1,830,000	Nelnet Student Loan Trust, Class A2, Series 2015-2A, 1.03%, 9/25/42(a)(b)	1,726,066
2,615,000	SLC Student Loan Trust, Class A6, Series 2006-1, 0.79%, 12/15/38(a)	2,156,714
1,800,753	SLC Student Loan Trust, Class A4A, Series 2008-1, 2.23%, 12/15/32(a)	1,798,242
969,623	SLM Student Loan Trust, Class B, Series 2003-7, 1.20%, 9/15/39(a)	844,866
1,086,678	SLM Student Loan Trust, Class A5, Series 2003-11, 0.68%, 12/15/22(a)(b)	1,075,488
795,113	SLM Student Loan Trust, Class A5B, Series 2004-10, 1.02%, 4/25/23(a)(b)	793,615
203,282	SLM Student Loan Trust, Class B, Series 2005-6, 0.91%, 1/25/44(a)	159,256
209,669	SLM Student Loan Trust, Class B, Series 2006-10, 0.84%, 3/25/44(a)	175,519
206,665	SLM Student Loan Trust, Class B, Series 2007-1, 0.84%, 1/27/42(a)	171,196
1,220,000	SLM Student Loan Trust, Class B, Series 2008-5, 2.47%, 7/25/29(a)	1,091,807
1,706,431	SLM Student Loan Trust, Class A, Series 2008-9, 2.12%, 4/25/23(a)	1,687,352
240,000	SLM Student Loan Trust, Class B, Series 2008-9, 2.87%, 10/25/29(a)	227,012
1,868,744	SLM Student Loan Trust, Class A, Series 2009-3, 1.18%, 1/25/45(a)(b)	1,751,075
1,668,890	SLM Student Loan Trust, Class A, Series 2012-2, 1.13%, 1/25/29(a)	1,588,323
1,031,563	SLM Student Loan Trust, Class A, Series 2012-3, 1.08%, 12/26/25(a)	991,039
1,642,386	SLM Student Loan Trust, Class A, Series 2013-4, 0.98%, 6/25/27(a)	1,570,731

Principal Amount		Fair Value
Asset Backed Securities, continued
$2,100,000	SLM Student Loan Trust, Class A2, Series 2014-2, 0.78%, 10/25/21(a)	$2,081,682
818,384	SLM Student Loan Trust, Class A5, Series 2006-5, 0.73%, 1/25/27(a)	797,399
1,970,000	Wachovia Student Loan Trust, Class A6, Series 2006-1, 0.79%, 4/25/40(a)(b)	1,715,849

Total Asset Backed Securities (Cost $36,334,693)		34,918,732

Collateralized Mortgage Obligations (12.9%):
1,150,000	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 0.89%, 7/25/35(a)	1,101,122
1,469,175	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 1.15%, 4/25/35(a)	1,454,949
210,000	Babson CLO, Ltd., Class A, Series 2015-IA, 1.75%, 4/20/27(a)(b)	207,159
1,308,880	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 2.79%, 7/25/35(a)	1,227,631
375,000	Citigroup Commercial Mortgage Trust, Class A, Series 2013-375P, 3.25%, 5/10/35(b)	389,291
1,695,855	Citigroup Mortgage Loan Trust, Inc., Class A4, Series 2006-WFH3, 0.67%, 10/25/36(a)	1,631,992
1,992,366	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 2.94%, 4/25/37(a)	1,757,983
390,000	Commercial Mortgage Trust, Class A, Series 2014-277P, 3.61%, 8/10/49(a)(b)	415,854
385,000	Commercial Mortgage Trust, Class A, Series 2015-3BP, 3.18%, 2/10/35(b)	396,428
360,000	Commercial Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 8/10/30(b)	400,949
365,000	Commercial Mortgage Trust, Class A, Series 2016-787S, 3.55%, 2/10/36(a)(b)	383,547
1,404,441	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 5.68%, 2/25/37(a)	983,204
36,893	Federal Home Loan Mortgage Corp., Class A, Series KF01, 0.79%, 4/25/19(a)	36,742
860,000	Federal Home Loan Mortgage Corp., Class A3, Series K151, 3.51%, 4/25/30	921,063
1,606,655	Federal National Mortgage Association, Class A3, Series 2015-M2, 3.05%, 12/25/24(a)	1,673,230
390,000	FHLMC Multi-family Structured Pass Through Certificates, Class A4, Series KS03, 3.16%, 5/25/25	413,670
936,121	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FFH3, 0.94%, 9/25/35(a)	931,870

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,686,326	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FF8, 0.92%, 9/25/35(a)	$1,638,162
1,949,380	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 05-AA12, 2.38%, 2/25/36(a)	1,648,513
1,176,942	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 2.73%, 8/25/35(a)	1,030,532
2,034,220	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 2.56%, 3/25/36(a)	1,673,679
1,808,229	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 2.56%, 4/25/36(a)	1,499,080
1,813,024	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 3.29%, 4/19/36(a)	1,625,865
1,642,089	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 3.16%, 9/19/35(a)	1,552,926
1,000,000	Honda Auto Receivables Owner Trust, Class A2, Series 2015-4, 0.82%, 7/23/18(a)	998,577
54,199	JPMorgan Chase Commercial Mortgage Securities Corp., Class A1, Series 2010-C1, 3.85%, 6/15/43(b)	54,152
81,587	JPMorgan Chase Commercial Mortgage Securities Corp., Class A2, Series 2011-C3, 3.67%, 1/15/18(b)	82,964
539,396	LB-UBS Commercial Mortgage Trust, Class A2, Series 2006-C7, 5.30%, 11/15/38	543,878
365,000	Liberty Street Trust, Class A, Series 2016-225L, 3.60%, 2/10/36(b)	386,976
1,183,287	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 0.55%, 7/25/37(a)	686,335
2,098,774	Merrill Lynch Mortgage Trust, Class A1A, Series 2007-C1, 5.84%, 6/12/50(a)	2,156,775
2,095,105	Morgan Stanley Capital I Trust, Class A3, Series 2011-C1, 4.70%, 9/15/47(b)	2,231,740
863,469	Morgan Stanley Mortgage Loan Trust, Class 1A2, Series 2005-6AR, 0.70%, 11/25/35(a)	856,011
1,749,784	Morgan Stanley Remic Trust, Class 3A, Series 2014-R8, 1.07%, 6/26/47(a)(b)	1,686,590
1,415,839	MortgageIT Trust, Class 2A, Series 2005-2, 2.09%, 5/25/35(a)	1,374,860
1,357,441	Newcastle Mortgage Securities Trust, Class A4, Series 2006-1, 0.71%, 3/25/36(a)	1,324,092
995,000	Nissan Auto Receivables Owner Trust, Class A2A, Series 2015-C, 0.87%, 11/15/18(a)	993,563
1,379,553	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 3.02%, 7/25/35(a)	1,290,438

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$385,000	RBSCF Trust, Class A, Series 2013-GSP, 3.83%, 1/13/32(a)(b)	$415,629
2,288,858	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 0.61%, 12/25/36(a)	1,685,981
652,617	Toyota Auto Receivables Owner Trust, Class A3, Series 14-A, 0.67%, 12/15/17	651,757
1,473,971	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 0.66%, 4/25/45(a)	1,365,564
1,710,595	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 0.72%, 7/25/45(a)	1,565,913
1,675,591	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 2.80%, 3/25/35(a)	1,662,429
1,478,578	Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2006-AR2, 2.84%, 3/25/36(a)	1,457,240
1,567,442	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 2.74%, 9/25/36(a)	1,463,998

Total Collateralized Mortgage Obligations (Cost $50,631,770)		49,930,903

Corporate Bonds (19.3%):
Airlines (0.8%):
1,513,092	Continental Airlines 2009-2, Series A, 7.25%, 11/10/19	1,706,011
432,504	U.S. Airways 2001-1G PTT, Class G, Series 2001, 7.08%, 9/20/22	459,536
993,279	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	1,092,607

		3,258,154

Automobiles (0.1%):
400,000	General Motors Co., 3.50%, 10/2/18	409,455

Banks (3.5%):
500,000	Bank of America Corp., 5.00%, 5/13/21, MTN	554,945
3,000,000	Bank of America NA, 5.30%, 3/15/17	3,104,639
350,000	Bank of America NA, Series BKNT, 6.10%, 6/15/17	366,060
2,000,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	2,196,595
2,000,000	Citigroup, Inc., 1.32%, 11/24/17(a)	1,990,564
700,000	Citigroup, Inc., 5.50%, 9/13/25	766,016
1,000,000	Discover Bank, 2.00%, 2/21/18	994,807
1,415,000	JPMorgan Chase & Co., 2.55%, 10/29/20, Callable 9/29/20 @ 100	1,434,060
500,000	JPMorgan Chase Bank NA, 0.96%, 6/13/16(a)	500,042
500,000	JPMorgan Chase Capital XXI, Series U, 1.56%, 2/2/37, Callable 5/9/16 @ 100, MTN(a)	350,625
850,000	KeySpan Gas East Corp., 5.82%, 4/1/41(b)	1,025,534
255,000	Wells Fargo & Co., 2.50%, 3/4/21	258,221
295,000	Wells Fargo & Co., 3.30%, 9/9/24	304,360

		13,846,468

Beverages (0.5%):
375,000	Anheuser-Busch InBev NV, 3.65%, 2/1/26, Callable 11/1/25 @ 100	394,355

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Beverages, continued
$950,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	$1,061,684
400,000	DS Services Holdings, Inc., 10.00%, 9/1/21, Callable 9/1/17 @ 105(b)	453,000

		1,909,039

Biotechnology (0.5%):
600,000	AbbVie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100	638,023
720,000	Celgene Corp., 3.88%, 8/15/25, Callable 5/15/25 @ 100	756,674
500,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	547,296

		1,941,993

Capital Markets (1.4%):
1,500,000	Goldman Sachs Group, Inc. (The), 5.95%, 1/18/18	1,608,587
500,000	Goldman Sachs Group, Inc. (The), 2.24%, 11/29/23(a)	498,505
400,000	Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24, Callable 4/8/24 @ 100	413,306
400,000	Morgan Stanley, 4.75%, 3/22/17	413,127
1,750,000	Morgan Stanley, 1.35%, 1/5/18(a)	1,743,977
500,000	Morgan Stanley, 5.50%, 7/24/20	562,154

		5,239,656

Consumer Finance (0.9%):
188,000	Ally Financial, Inc., 3.25%, 2/13/18	186,120
1,000,000	Capital One NA, 2.95%, 7/23/21	997,347
1,660,000	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	1,732,924
600,000	General Motors Financial Co., Inc., 3.10%, 1/15/19, Callable 7/15/18 @ 100	607,175

		3,523,566

Diversified Financial Services (0.3%):
400,000	Berkshire Hathaway Finance Corp., 4.30%, 5/15/43	423,066
575,000	Berkshire Hathaway, Inc., 4.50%, 2/11/43^	628,303

		1,051,369

Diversified Telecommunication Services (0.6%):
835,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	814,507
100,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 4/1/19 @ 104(b)	104,750
1,500,000	Verizon Communications, Inc., 4.86%, 8/21/46	1,581,781

		2,501,038

Electric Utilities (2.1%):
780,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(b)	796,176
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	544,048
800,000	Cleco Power LLC, 6.00%, 12/1/40	896,402
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	1,050,164
936,000	Duquesne Light Holdings, Inc., 6.40%, 9/15/20(b)	1,071,874
750,000	El Paso Electric Co., 5.00%, 12/1/44, Callable 6/1/44 @ 100	808,169
1,000,000	IPALCO Enterprises, Inc., 5.00%, 5/1/18, Callable 4/1/18 @ 100	1,050,000
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	869,365

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$1,500,000	Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22, Callable 3/1/22 @ 100	$1,620,753

		8,706,951

Food & Staples Retailing (0.1%):
300,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	298,146

Food Products (0.2%):
630,000	HJ Heinz Co., 1.60%, 6/30/17(b)	632,027

Health Care Providers & Services (0.9%):
380,000	Centene Escrow Corp., 6.13%, 2/15/24, Callable 2/15/19 @ 105(b)	399,950
200,000	Community Health Systems, Inc., 5.13%, 8/1/21, Callable 2/1/17 @ 104	202,500
420,000	DaVita Healthcare Partners, Inc., 5.00%, 5/1/25, Callable 5/1/20 @ 103	415,800
375,000	Fresenius Medical Care AG & Co. KGaA, 5.75%, 2/15/21(b)	405,938
750,000	HCA, Inc., 6.50%, 2/15/20	823,124
96,000	Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100(b)	98,640
425,000	Tenet Healthcare Corp., 4.13%, 6/15/20, Callable 6/15/16 @ 102(a)(b)	421,813
620,000	UnitedHealth Group, Inc., 4.63%, 7/15/35	692,154

		3,459,919

Hotels, Restaurants & Leisure (0.3%):
175,000	Churchill Downs, Inc., 5.38%, 12/15/21, Callable 12/15/16 @ 104	180,250
202,000	Churchill Downs, Inc., 5.38%, 12/15/21, Callable 12/15/16 @ 104(b)	208,060
175,000	ESH Hospitality, Inc., 5.25%, 5/1/25, Callable 5/1/20 @ 100(b)	170,188
400,000	Hilton Worldwide Finance LLC, 5.63%, 10/15/21, Callable 10/15/16 @ 103	414,480

		972,978

Household Durables (0.3%):
950,000	Newell Rubbermaid, Inc., 3.15%, 4/1/21, Callable 3/1/21 @ 100	975,857

Household Products (0.1%):
200,000	Spectrum Brands, Inc., 5.75%, 7/15/25, Callable 7/15/20 @ 102.88	212,500

Independent Power and Renewable Electricity Producers (0.0%):
125,000	Dynegy, Inc., 5.88%, 6/1/23, Callable 6/1/18 @ 103	104,375

Industrial Conglomerates (0.2%):
72,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	93,809
201,000	General Electric Capital Corp., Series G, 6.88%, 1/10/39, MTN	291,047
500,000	General Electric Co., 4.50%, 3/11/44	558,126

		942,982

Insurance (1.2%):
1,900,000	Farmers Exchange Capital III, 5.45%, 10/15/54, Callable 10/15/34 @ 100(a)(b)	1,805,000
605,000	Jackson National Life Global Funding, 2.60%, 12/9/20(b)	612,773

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$900,000	Nationwide Financial Services, Inc., 5.30%, 11/18/44(b)	$924,804
605,000	Protective Life Global Funding, 2.70%, 11/25/20(b)	614,621
800,000	ZFS Finance USA Trust II, 6.45%, 12/15/65, Callable 6/15/16 @ 100(a)(b)	798,400

		4,755,598

IT Services (0.1%):
400,000	First Data Corp., 5.00%, 1/15/24, Callable 1/15/19 @ 102.5(b)	400,500

Media (0.7%):
400,000	Altice US Finance I Corp., 5.38%, 7/15/23, Callable 7/15/18 @ 104.03(b)	410,750
400,000	CCO Safari II LLC, 4.46%, 7/23/22, Callable 5/23/22 @ 100(b)	418,107
500,000	CCO Safari II LLC, 6.48%, 10/23/45, Callable 4/23/45 @ 100(b)	556,363
380,000	Charter Communications, Inc., 5.75%, 2/15/26, Callable 2/15/21 @ 102.88(b)	393,300
200,000	Dish DBS Corp., 6.75%, 6/1/21	206,500
405,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/25 @ 103(b)	437,866
200,000	Sirius XM Radio, Inc., 4.25%, 5/15/20, Callable 5/1/16 @ 102(b)	203,250

		2,626,136

Multi-Utilities (0.2%):
625,000	Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100	665,379

Oil, Gas & Consumable Fuels (1.1%):
350,000	Anadarko Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100^	274,553
1,100,000	Boardwalk Pipeline Partners LP, 4.95%, 12/15/24, Callable 9/15/24 @ 100^	1,005,967
150,000	Chesapeake Energy Corp., 6.63%, 8/15/20	58,500
200,000	Energy Transfer Equity LP, 5.50%, 6/1/27, Callable 5/1/17 @ 100	160,500
1,400,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100	1,205,845
425,000	Exxon Mobil Corp., 3.57%, 3/6/45, Callable 9/6/44 @ 100	413,238
475,000	Noble Energy, Inc., 5.05%, 11/15/44, Callable 5/15/44 @ 100	404,560
430,000	Rockies Express Pipeline LLC, 6.85%, 7/15/18(b)	428,925
450,000	Spectra Energy Partners LP, 4.50%, 3/15/45, Callable 9/15/44 @ 100	399,274

		4,351,362

Real Estate Investment Trusts (REITs) (1.7%):
575,000	HCP, Inc., 4.00%, 12/1/22, Callable 10/1/22 @ 100	577,877
875,000	HCP, Inc., 4.25%, 11/15/23, Callable 8/15/23 @ 100	878,437
400,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/15/24 @ 100	386,058
175,000	HCP, Inc., 3.40%, 2/1/25, Callable 11/1/24 @ 100	161,032
750,000	Highwoods Realty, LP, 7.50%, 4/15/18	825,080

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$1,150,000	SL Green Realty Corp., 5.00%, 8/15/18, Callable 6/15/18 @ 100	$1,207,811
1,500,000	WEA Finance LLC, 2.70%, 9/17/19, Callable 8/17/19 @ 100(b)	1,510,195
1,440,000	Welltower, Inc., 3.75%, 3/15/23, Callable 12/15/22 @ 100	1,438,464

		6,984,954

Road & Rail (0.1%):
215,000	Burlington North Santa Fe LLC, 4.15%, 4/1/45, Callable 10/1/44 @ 100	220,607

Software (0.4%):
830,000	Microsoft Corp., 3.13%, 11/3/25, Callable 8/3/25 @ 100	871,579
640,000	Microsoft Corp., 3.75%, 2/12/45, Callable 8/12/44 @ 100^	633,949

		1,505,528

Technology Hardware, Storage & Peripherals (0.3%):
920,000	Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	1,004,322

Trading Companies & Distributors (0.4%):
500,000	International Lease Finance Corp., 6.75%, 9/1/16(b)	507,500
800,000	International Lease Finance Corp., 7.13%, 9/1/18(b)	872,000

		1,379,500

Wireless Telecommunication Services (0.3%):
150,000	Metropcs Wireless, Inc., 6.63%, 11/15/20, Callable 4/18/16 @ 103	154,875
400,000	Sprint Communications, Inc., 9.00%, 11/15/18(b)	419,000
400,000	T-Mobile USA, Inc., 6.50%, 1/15/26, Callable 1/15/21 @ 103	415,500

		989,375

Total Corporate Bonds (Cost $74,735,316)		74,869,734

Yankee Dollars (1.8%):
Banks (0.6%):
200,000	Barclays Bank plc, 4.38%, 1/12/26	196,264
400,000	Barclays plc, 3.65%, 3/16/25	375,063
1,100,000	HBOS plc, Series G, 6.75%, 5/21/18(b)	1,189,466
385,000	Royal Bank of Scotland Group plc, 4.80%, 4/5/26	386,274

		2,147,067

Capital Markets (0.3%):
1,210,000	Credit Suisse Group AG, 3.13%, 12/10/20(b)	1,203,324

Containers & Packaging (0.1%):
200,000	Ardagh Packaging Holdings, Ltd., 3.63%, 12/15/19, Callable 6/30/16 @ 102(a)(b)	197,000

Diversified Financial Services (0.5%):
941,000	GE Capital International Holdings, Ltd., 4.42%, 11/15/35(b)	1,022,296
700,000	Shell International Finance BV, 4.38%, 5/11/45	702,011
400,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/26 @ 103(b)	400,000

		2,124,307

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals (0.3%):
$500,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 2/12/20 @ 100	$514,104
300,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	312,223
400,000	VRX Escrow Corp., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94^(b)	313,500
100,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 7/15/17 @ 103.06^(b)	77,000

		1,216,827

Total Yankee Dollars (Cost $6,883,500)		6,888,525

Municipal Bonds (0.6%):
New York (0.6%):
1,125,000	New York NY, Build America Bonds, GO, 5.05%, 10/1/24	1,330,245
750,000	New York City Municipal Finance Authority Water & Sewer System Revenue, 5.95%, 6/15/42	1,009,718

		2,339,963

Total Municipal Bonds (Cost $2,249,582)		2,339,963

U.S. Government Agency Mortgages (29.5%):
Federal Home Loan Bank (0.5%)
2,095,000	1.25%, 6/28/30, Callable 6/28/17 @ 100(a)	2,104,377
Federal Home Loan Mortgage Corporation (13.1%)
1,014,664	3.00%, 8/1/30, Pool #G18565	1,061,544
3,529,594	3.50%, 4/1/44, Pool #G07848	3,734,518
3,658,006	3.50%, 1/1/45, Pool #G07924	3,852,273
3,738,075	3.50%, 4/1/45, Pool #G60023	3,950,400
3,835,411	3.50%, 6/1/45, Pool #G60080	4,039,102
1,739,207	3.50%, 7/1/45, Pool #G08654	1,821,989
2,355,706	3.00%, 7/1/45, Pool #G08653	2,413,977
3,542,191	3.50%, 8/1/45, Pool #G08659	3,710,790
539,815	3.00%, 8/1/45, Pool #G08658	553,168
3,763,040	3.50%, 10/1/45, Pool #G08671	3,942,150
422,056	3.50%, 10/1/45, Pool #G60238	444,471
1,829,531	4.00%, 10/1/45, Pool #G08672	1,954,634
1,874,628	4.00%, 11/1/45, Pool #G08677	2,002,815
3,507,200	4.00%, 12/1/45, Pool # G60344	3,786,850
1,367,836	4.00%, 12/1/45, Pool # G08682	1,461,371
2,548,625	3.00%, 12/1/45, Pool # G08680	2,611,668
1,496,081	3.50%, 1/1/46, Pool # G08687	1,567,290
2,075,252	4.00%, 1/1/46, Pool # G08688	2,217,111
3,191,915	3.50%, 2/1/46, Pool #G08693	3,343,842
1,916,241	3.00%, 2/1/46, Pool # G08692	1,963,641

		50,433,604

Federal National Mortgage Association (12.2%)
3,985,000	0.45%, 10/5/17(a)	3,974,814
1,119,017	4.12%, 4/1/20, Pool #464959	1,220,898
982,884	3.43%, 10/1/20, Pool #466386	1,055,937
1,673,946	3.67%, 10/1/20, Pool #AE0918	1,806,968
1,731,662	3.42%, 10/1/20, Pool #FN0009	1,864,341
2,546,236	3.76%, 12/1/20, Pool #FN0001	2,764,360
997,584	3.94%, 1/1/21, Pool #466969	1,089,119
1,119,239	4.62%, 4/1/21, Pool #467731	1,256,898
969,999	3.93%, 7/1/21, Pool #468518	1,063,678
1,245,000	3.06%, 5/1/22, Pool #471258	1,323,246
1,395,094	2.97%, 5/1/27, Pool #AL6829	1,448,848
722,553	3.53%, 12/1/30, Pool # AN0475	753,773
4,660,000	2.50%, 4/25/31	4,783,781
1,616,785	3.50%, 1/1/32, Pool #AB4262	1,711,322
897,210	3.00%, 10/1/33, Pool #MA1676	936,754
1,880,809	3.50%, 4/1/43, Pool #MA1404	1,976,201
3,640,000	4.50%, 4/25/45	3,960,775
1,525,681	4.00%, 2/1/46, Pool # G08694	1,629,974

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$4,970,000	4.00%, 4/25/46	$5,310,134
3,150,000	3.50%, 4/25/46	3,302,701
4,180,000	3.00%, 4/25/46	4,287,765

		47,522,287

Government National Mortgage Association (3.7%)
2,890,000	3.50%, 4/20/43	3,054,369
1,746,029	3.50%, 7/20/45, Pool #MA2961	1,847,637
1,057,486	3.00%, 7/20/45, Pool #MA2960	1,096,869
2,587,546	3.00%, 8/20/45, Pool #MA3033	2,683,913
1,886,793	3.50%, 10/20/45, Pool #MA3173	1,996,593
2,163,322	4.00%, 1/20/46, Pool # MA3377	2,316,909
993,988	4.50%, 2/20/46, Pool # MA3456	1,068,900

		14,065,190

Total U.S. Government Agency Mortgages (Cost $113,011,768)		114,125,458

U.S. Treasury Obligations (30.4%):
U.S. Treasury Bills (6.4%)
9,370,000	0.24%, 4/7/16(c)(d)	9,369,813
10,895,000	0.27%, 4/14/16(c)	10,894,597
2,710,000	0.28%, 4/21/16(c)	2,709,843
2,090,000	0.33%, 8/18/16(c)	2,087,293

		25,061,546

U.S. Treasury Bonds (2.1%)
8,275,000	2.50%, 2/15/46	8,068,448

U.S. Treasury Inflation Index Bonds (2.6%)
1,155,000	0.63%, 2/15/43	1,117,201
5,830,000	1.38%, 2/15/44	6,634,808
2,410,000	0.75%, 2/15/45	2,345,843

		10,097,852

U.S. Treasury Inflation Index Notes (2.2%)
590,000	2.50%, 7/15/16	704,683
2,325,000	0.13%, 7/15/24	2,327,791
4,825,000	0.25%, 1/15/25	4,866,911
535,000	0.38%, 7/15/25	546,157

		8,445,542

U.S. Treasury Notes (17.1%)
22,665,000	0.75%, 10/31/17	22,672,977
1,045,000	0.75%, 2/28/18	1,045,245
14,415,000	1.38%, 1/31/21	14,518,615
17,495,000	1.25%, 3/31/21	17,510,710
10,185,000	1.63%, 2/15/26	10,038,591

		65,786,138

Total U.S. Treasury Obligations (Cost $116,723,348)		117,459,526

Securities Held as Collateral for Securities on Loan (0.5%):
2,037,159	AZL MetWest Total Return Bond Fund Securities Lending Collateral Account(e)	2,037,159

Total Securities Held as Collateral for Securities on Loan (Cost $2,037,159)		2,037,159

Shares		Fair Value
Unaffiliated Investment Company (2.5%):
9,680,478	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(c)	9,680,478

Total Unaffiliated Investment Company (Cost $9,680,478)		9,680,478

Total Investment Securities
(Cost $412,287,614)(f) - 106.5%		412,250,478
Net other assets (liabilities) - (6.5)%		(24,994,127)

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares, continued	Fair Value, continued
Net Assets - 100.0%	$387,256,351

Percentages indicated are based on net assets as of March 31, 2016.

MTN	-	Medium Term Note
REMIC	-	Real Estate Mortgage Investment Conduit

^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $1,977,007.
(a)	Variable rate security. The rate presented represents the rate in effect at March 31, 2016. The date presented represents the final maturity date.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	The rate represents the effective yield at March 31, 2016.
(d)	All or portion of this security has been pledged as collateral for open futures contracts.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(f)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note July Futures	Long	6/30/16	76	$16,625,000	$43,078
U.S. Treasury 5-Year Note July Futures	Long	6/30/16	111	13,449,211	11,481

Total					$54,559

See accompanying notes to the schedules of portfolio investments.

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Aerospace & Defense (3.0%):
43,446	Honeywell International, Inc.	$4,868,124
38,625	United Technologies Corp.	3,866,363

		8,734,487

Banks (7.4%):
425,507	Bank of America Corp.	5,752,855
54,494	BB&T Corp.	1,813,015
152,410	JPMorgan Chase & Co.	9,025,720
115,369	Wells Fargo & Co.	5,579,245

		22,170,835

Beverages (1.8%):
77,948	Diageo plc	2,103,196
29,629	Pernod Ricard SA	3,300,024

		5,403,220

Capital Markets (4.8%):
13,389	BlackRock, Inc., Class A	4,559,892
48,984	Blackstone Group LP (The)^	1,374,001
30,531	Goldman Sachs Group, Inc. (The)	4,792,757
76,776	Morgan Stanley	1,920,168
24,897	State Street Corp.	1,456,972

		14,103,790

Chemicals (3.4%):
47,236	Monsanto Co.	4,144,486
19,597	Praxair, Inc.	2,242,877
12,362	Sherwin Williams Co.	3,519,091

		9,906,454

Construction & Engineering (0.9%):
47,540	Fluor Corp.	2,552,898

Consumer Finance (1.7%):
79,529	American Express Co.^	4,883,081

Containers & Packaging (1.3%):
78,450	Crown Holdings, Inc.*	3,890,336

Diversified Financial Services (1.3%):
58,853	NASDAQ OMX Group, Inc. (The)	3,906,662

Electric Utilities (0.7%):
31,353	American Electric Power Co., Inc.	2,081,839

Energy Equipment & Services (2.5%):
42,050	Cameron International Corp.*	2,819,453
33,264	National-Oilwell Varco, Inc.	1,034,510
49,123	Schlumberger, Ltd.^	3,622,821

		7,476,784

Food & Staples Retailing (1.0%):
18,016	Costco Wholesale Corp.	2,838,961

Food Products (4.0%):
58,926	Danone SA	4,182,535
23,553	General Mills, Inc.^	1,492,083
20,500	Mead Johnson Nutrition Co.^	1,741,885
109,624	Mondelez International, Inc., Class A	4,398,114

		11,814,617

Health Care Equipment & Supplies (3.8%):
45,009	Abbott Laboratories	1,882,726
46,594	Medtronic plc	3,494,550
34,611	St. Jude Medical, Inc.	1,903,605
36,065	Stryker Corp.^	3,869,414

		11,150,295

Health Care Providers & Services (0.9%):
17,276	McKesson Corp.	2,716,651

Household Durables (1.9%):
124,938	Newell Rubbermaid, Inc.^	5,533,504

Household Products (2.3%):
44,849	Colgate-Palmolive Co.	3,168,582
13,055	Kimberly-Clark Corp.	1,756,028

Shares		Fair Value
Common Stocks, continued
Household Products, continued
22,756	Procter & Gamble Co. (The)	$1,873,046

		6,797,656

Industrial Conglomerates (3.1%):
96,082	Danaher Corp.	9,114,339

Insurance (1.1%):
26,837	Chubb, Ltd.	3,197,629

Internet Software & Services (4.4%):
9,511	Alphabet, Inc., Class A*	7,255,942
7,634	Alphabet, Inc., Class C*	5,686,948

		12,942,890

IT Services (11.1%):
54,665	Accenture plc, Class A	6,308,341
96,092	Cognizant Technology Solutions Corp., Class A*	6,024,968
76,303	Fidelity National Information Services, Inc.	4,830,743
25,116	Gartner, Inc.*	2,244,115
53,396	MasterCard, Inc., Class A	5,045,922
110,115	Visa, Inc., Class A	8,421,595

		32,875,684

Life Sciences Tools & Services (2.4%):
50,726	Thermo Fisher Scientific, Inc.	7,182,294

Media (5.9%):
89,899	Comcast Corp., Class A	5,491,030
65,363	Time Warner, Inc., Class A	4,742,086
124,870	Twenty-First Century Fox, Inc.	3,481,376
39,597	Walt Disney Co. (The)	3,932,378

		17,646,870

Multiline Retail (1.1%):
39,284	Target Corp.	3,232,288

Multi-Utilities (0.5%):
31,495	CMS Energy Corp.	1,336,648

Oil, Gas & Consumable Fuels (2.6%):
1,489	California Resources Corp.	1,533
94,073	Enterprise Products Partners LP^	2,316,077
57,309	EOG Resources, Inc.	4,159,488
15,902	Occidental Petroleum Corp.	1,088,174

		7,565,272

Personal Products (0.5%):
14,451	Estee Lauder Co., Inc. (The), Class A	1,362,874

Pharmaceuticals (6.3%):
13,495	Allergan plc*	3,617,065
49,983	Bristol-Myers Squibb Co.	3,192,914
55,212	Eli Lilly & Co.	3,975,816
54,699	Endo International plc*	1,539,777
56,900	Johnson & Johnson Co.	6,156,580

		18,482,152

Real Estate Investment Trusts (REITs) (2.2%):
63,730	American Tower Corp.	6,524,040

Road & Rail (1.7%):
81,853	Canadian National Railway Co.	5,112,538

Semiconductors & Semiconductor Equipment (2.7%):
37,650	Broadcom, Ltd.^	5,816,925
33,785	Texas Instruments, Inc.^	1,939,935

		7,756,860

Software (0.8%):
23,584	Adobe Systems, Inc.*	2,212,179

Specialty Retail (2.9%):
5,156	AutoZone, Inc.*^	4,107,734

Continued

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
78,075	Ross Stores, Inc.	$4,520,542

		8,628,276

Technology Hardware, Storage & Peripherals (2.9%):
30,089	Apple, Inc.	3,279,400
136,494	EMC Corp.	3,637,565
89,222	Hewlett Packard Enterprise Co.	1,581,906

		8,498,871

Textiles, Apparel & Luxury Goods (2.8%):
21,588	LVMH Moet Hennessy Louis Vuitton SA	3,691,722
26,437	Nike, Inc., Class B	1,625,082
40,971	VF Corp.^	2,653,282

		7,970,086

Trading Companies & Distributors (1.3%):
15,910	W.W. Grainger, Inc.^	3,713,871

Total Common Stocks (Cost $196,706,648)		291,317,731

Preferred Stock (0.3%):
Electric Utilities (0.3%):
17,417	Exelon Corp., 6.50%, 6/1/17	857,439

Total Preferred Stock (Cost $878,329)		857,439

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (12.7%):
$37,392,535	AZL MFS Investors Trust Fund Securities Lending Collateral Account(a)	37,392,535

Total Securities Held as Collateral for Securities on Loan (Cost $37,392,535)		37,392,535

Unaffiliated Investment Company (0.7%):
2,009,146	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(b)	2,009,146

Total Unaffiliated Investment Company (Cost $2,009,146)		2,009,146

Total Investment Securities (Cost $236,986,658)(c) - 112.7%		331,576,851
Net other assets (liabilities) - (12.7)%		(37,433,249)

Net Assets - 100.0%		$294,143,602

Percentages indicated are based on net assets as of March 31, 2016.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $36,605,895.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(b)	The rate represents the effective yield at March 31, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2016:

Country	Percentage
Canada	1.5%
France	3.4%
Ireland (Republic of)	2.4%
Netherlands	1.1%
Singapore	1.8%
Switzerland	1.0%
United Kingdom	0.6%
United States	88.2%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.1%):
Aerospace & Defense (1.6%):
14,119	L-3 Communications Holdings, Inc.^	$1,673,101
14,804	Rockwell Collins, Inc.^	1,365,077

		3,038,178

Airlines (1.2%):
12,144	Alaska Air Group, Inc.^	996,051
26,686	Delta Air Lines, Inc.	1,299,074

		2,295,125

Auto Components (1.1%):
22,639	BorgWarner, Inc.	869,338
18,169	Delphi Automotive plc	1,363,038

		2,232,376

Automobiles (0.6%):
22,376	Harley-Davidson, Inc.^	1,148,560

Banks (6.9%):
47,319	BB&T Corp.	1,574,303
78,224	Citizens Financial Group, Inc.	1,638,793
22,341	Comerica, Inc.^	846,054
120,316	Fifth Third Bancorp	2,008,075
167,955	Huntington Bancshares, Inc.	1,602,291
98,010	KeyCorp	1,082,030
12,226	M&T Bank Corp.	1,357,086
34,625	PrivateBancorp, Inc.^	1,336,525
24,750	SunTrust Banks, Inc.	892,980
30,115	Wintrust Financial Corp.	1,335,299

		13,673,436

Beverages (0.7%):
13,186	Molson Coors Brewing Co., Class A	1,268,229

Building Products (1.7%):
35,786	Armstrong World Industries, Inc.*	1,730,969
32,065	Owens Corning, Inc.	1,516,033

		3,247,002

Capital Markets (2.3%):
5,686	Affiliated Managers Group, Inc.*	923,406
32,702	Apollo Global Management LLC, Class A	559,858
19,229	Northern Trust Corp.^	1,253,155
20,656	Raymond James Financial, Inc.^	983,432
27,017	TD Ameritrade Holding Corp.	851,846

		4,571,697

Chemicals (3.5%):
16,660	AkzoNobel NV	1,131,882
23,777	Albemarle Corp.^	1,520,064
64,949	Axalta Coating Systems, Ltd.*^	1,896,510
16,343	Celanese Corp., Series A	1,070,467
17,177	Sensient Technologies Corp.	1,090,052

		6,708,975

Commercial Services & Supplies (0.8%):
41,636	Tyco International plc	1,528,458

Consumer Finance (1.0%):
36,738	Discover Financial Services^	1,870,699

Containers & Packaging (0.9%):
78,998	Graphic Packaging Holding Co.	1,015,124
41,426	Owens-Illinois, Inc.*^	661,159

		1,676,283

Distributors (1.0%):
58,051	LKQ Corp.*	1,853,568

Diversified Consumer Services (0.4%):
42,287	Houghton Mifflin Harcourt Co.*^	843,203

Diversified Financial Services (1.4%):
41,627	NASDAQ OMX Group, Inc. (The)	2,763,200

Diversified Telecommunication Services (0.6%):
195,282	Frontier Communications Corp.^	1,091,626

Shares		Fair Value
Common Stocks, continued
Electric Utilities (2.5%):
26,426	Eversource Energy^	$1,541,693
34,537	Exelon Corp.	1,238,497
27,685	Pinnacle West Capital Corp.	2,078,313

		4,858,503

Electrical Equipment (1.2%):
22,949	Eaton Corp. plc	1,435,689
14,514	Regal-Beloit Corp.	915,688

		2,351,377

Electronic Equipment, Instruments & Components (0.5%):
34,271	Keysight Technologies, Inc.*	950,678

Energy Equipment & Services (1.2%):
52,370	Forum Energy Technologies, Inc.*^	691,284
52,375	Frank’s International NV	863,140
24,996	Oil States International, Inc.*	787,874

		2,342,298

Food Products (6.4%):
36,289	Archer-Daniels-Midland Co.	1,317,654
21,749	Bunge, Ltd.	1,232,516
42,444	Flowers Foods, Inc.^	783,516
13,324	Ingredion, Inc.	1,422,870
11,424	JM Smucker Co. (The)^	1,483,292
19,200	Kellogg Co.	1,469,760
8,972	McCormick & Co.	892,535
44,659	Pinnacle Foods, Inc.	1,995,364
12,933	TreeHouse Foods, Inc.*^	1,121,938
14,226	Tyson Foods, Inc., Class A^	948,305

		12,667,750

Health Care Equipment & Supplies (4.5%):
11,620	Cooper Cos., Inc. (The)^	1,789,131
20,708	DENTSPLY SIRONA, Inc.	1,276,234
21,319	St. Jude Medical, Inc.	1,172,545
18,694	STERIS plc^	1,328,209
7,772	Teleflex, Inc.^	1,220,282
17,814	Zimmer Holdings, Inc.^	1,899,507

		8,685,908

Health Care Providers & Services (2.8%):
32,485	Community Health Systems, Inc.*	601,297
17,346	LifePoint Hospitals, Inc.*	1,201,211
16,047	MEDNAX, Inc.*	1,036,957
19,386	Quest Diagnostics, Inc.^	1,385,130
9,467	Universal Health Services, Inc., Class B	1,180,724

		5,405,319

Health Care Technology (0.7%):
49,366	IMS Health Holdings, Inc.*	1,310,667

Hotels, Restaurants & Leisure (1.2%):
47,544	Aramark Holdings Corp.^	1,574,657
8,686	DineEquity, Inc.^	811,533

		2,386,190

Household Durables (1.5%):
52,052	Newell Rubbermaid, Inc.^	2,305,383
23,047	Toll Brothers, Inc.*	680,117

		2,985,500

Independent Power and Renewable Electricity Producers (1.4%):
133,061	AES Corp. (The)	1,570,120
54,177	Calpine Corp.*	821,865
22,076	Dynegy, Inc.*^	317,232

		2,709,217

Insurance (6.9%):
27,842	Allied World Assurance Co. Holdings AG	972,799

Continued

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
28,685	Arthur J. Gallagher & Co.	$1,275,909
8,484	Everest Re Group, Ltd.	1,674,997
11,164	Hanover Insurance Group, Inc. (The)	1,007,216
45,842	Hartford Financial Services Group, Inc. (The)	2,112,399
30,964	Lincoln National Corp.	1,213,789
51,939	Third Point Reinsurance, Ltd.*^	590,546
51,411	UnumProvident Corp.	1,589,628
31,524	Validus Holdings, Ltd.	1,487,618
34,473	XL Group plc	1,268,606

		13,193,507

IT Services (3.6%):
25,637	Amdocs, Ltd.	1,548,988
26,184	Fidelity National Information Services, Inc.	1,657,709
40,007	First Data Corp., Class A*^	517,691
50,390	Sabre Corp.^	1,457,279
162,801	Xerox Corp.	1,816,859

		6,998,526

Life Sciences Tools & Services (1.8%):
28,530	Agilent Technologies, Inc.	1,136,921
31,796	PerkinElmer, Inc.^	1,572,630
30,807	VWR Corp.*^	833,637

		3,543,188

Machinery (5.1%):
87,928	Allison Transmission Holdings, Inc.	2,372,296
14,740	Cummins, Inc.^	1,620,516
16,607	Deere & Co.^	1,278,573
13,566	Joy Global, Inc.^	218,006
20,097	Pentair plc^	1,090,463
13,059	SPX FLOW, Inc.*	327,520
18,760	Stanley Black & Decker, Inc.	1,973,740
25,801	Xylem, Inc.	1,055,261

		9,936,375

Media (1.8%):
37,807	Discovery Communications, Inc., Class A*^	1,082,414
62,473	Interpublic Group of Cos., Inc. (The)	1,433,756
33,946	Quebecor, Inc., Class B	891,390

		3,407,560

Multiline Retail (0.4%):
18,404	Kohl’s Corp.^	857,810

Multi-Utilities (4.5%):
37,579	CMS Energy Corp.	1,594,853
19,885	DTE Energy Co.	1,802,774
43,904	NiSource, Inc.	1,034,378
24,878	NorthWestern Corp.	1,536,217
36,114	Public Service Enterprise Group, Inc.	1,702,414
19,376	WEC Energy Group, Inc.^	1,163,916

		8,834,552

Oil, Gas & Consumable Fuels (5.8%):
52,589	Cabot Oil & Gas Corp.^	1,194,296
8,761	Cimarex Energy Co.	852,182
25,055	Columbia Pipeline Group, Inc.	628,881
27,132	Energen Corp.	992,760
20,871	EQT Corp.	1,403,783
35,354	Hess Corp.^	1,861,388
37,794	HollyFrontier Corp.	1,334,884
18,543	Noble Energy, Inc.	582,436
19,263	PDC Energy, Inc.*	1,145,185
9,478	Pioneer Natural Resources Co.^	1,333,934

		11,329,729

Pharmaceuticals (0.7%):
30,225	Endo International plc*	850,834

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
19,381	Impax Laboratories, Inc.*	$620,580

		1,471,414

Professional Services (0.8%):
28,958	Nielsen Holdings plc	1,524,928

Real Estate Investment Trusts (REITs) (5.6%):
54,326	Annaly Capital Management, Inc.	557,385
72,166	Corporate Office Properties Trust	1,893,635
76,906	DDR Corp.	1,368,158
23,075	EPR Properties^	1,537,257
16,409	Equity Lifestyle Properties, Inc.	1,193,427
143,003	Medical Properties Trust, Inc.^	1,856,178
15,727	Mid-America Apartment Communities, Inc.^	1,607,457
30,622	Weyerhaeuser Co.	948,670

		10,962,167

Real Estate Management & Development (0.6%):
32,891	Realogy Holdings Corp.*	1,187,694

Road & Rail (1.1%):
12,634	Kansas City Southern^	1,079,575
42,686	Knight Transportation, Inc.^	1,116,239

		2,195,814

Semiconductors & Semiconductor Equipment (1.7%):
21,070	Analog Devices, Inc.^	1,247,133
28,079	Maxim Integrated Products, Inc.	1,032,746
22,757	Microchip Technology, Inc.^	1,096,887

		3,376,766

Software (1.1%):
14,358	NICE Systems, Ltd., ADR	930,255
40,700	Symantec Corp.^	748,066
12,419	Verint Systems, Inc.*	414,546

		2,092,867

Specialty Retail (2.5%):
1,697	AutoZone, Inc.*^	1,351,983
40,068	Gap, Inc. (The)^	1,177,999
48,351	Sally Beauty Holdings, Inc.*	1,565,605
26,254	Urban Outfitters, Inc.*^	868,745

		4,964,332

Technology Hardware, Storage & Peripherals (1.3%):
24,232	Lexmark International, Inc., Class A	810,076
41,882	NCR Corp.*	1,253,528
11,654	Western Digital Corp.^	550,535

		2,614,139

Textiles, Apparel & Luxury Goods (1.4%):
40,922	Hanesbrands, Inc.	1,159,729
15,051	PVH Corp.	1,490,953

		2,650,682

Thrifts & Mortgage Finance (0.5%):
67,129	New York Community Bancorp, Inc.	1,067,351

Trading Companies & Distributors (1.3%):
16,253	Brenntag AG	926,432
41,929	Univar, Inc.*^	720,340
14,264	WESCO International, Inc.*	779,813

		2,426,585

Total Common Stocks (Cost $178,623,363)		191,100,008

Preferred Stock (0.7%):
Diversified Telecommunication Services (0.7%):
13,410	Frontier Communications Corp., Class A, 0.40%^	1,400,004

Total Preferred Stock (Cost $1,341,000)		1,400,004

Continued

AZL MFS Mid Cap Value Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (26.0%):
$50,702,251	AZL MFS Mid Cap Value Fund Securities Lending Collateral Account(a)	$50,702,251

Total Securities Held as Collateral for Securities on Loan (Cost $50,702,251)		50,702,251

Unaffiliated Investment Company (1.3%):
2,590,137	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(b)	2,590,137

Total Unaffiliated Investment Company (Cost $2,590,137)		2,590,137

Total Investment Securities (Cost $233,256,751)(c) - 126.1%		245,792,400
Net other assets (liabilities) - (26.1)%		(50,909,478)

Net Assets - 100.0%		$194,882,922

Percentages indicated are based on net assets as of March 31, 2016.

ADR - American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $49,700,882.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(b)	The rate represents the effective yield at March 31, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL MFS Value Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.2%):
Aerospace & Defense (6.5%):
82,087	Honeywell International, Inc.	$9,197,847
29,477	Lockheed Martin Corp.	6,529,156
20,921	Northrop Grumman Corp.	4,140,266
85,295	United Technologies Corp.^	8,538,029

		28,405,298

Air Freight & Logistics (1.4%):
59,658	United Parcel Service, Inc., Class B^	6,292,129

Auto Components (1.4%):
37,600	Delphi Automotive plc	2,820,752
86,921	Johnson Controls, Inc.	3,387,311

		6,208,063

Automobiles (0.5%):
41,824	Harley-Davidson, Inc.^	2,146,826

Banks (10.9%):
65,936	BB&T Corp.	2,193,691
76,058	Citigroup, Inc.	3,175,422
307,248	JPMorgan Chase & Co.	18,195,227
38,835	PNC Financial Services Group, Inc.	3,284,276
190,524	U.S. Bancorp	7,733,369
263,415	Wells Fargo & Co.	12,738,749

		47,320,734

Beverages (1.1%):
182,129	Diageo plc	4,914,211

Capital Markets (5.3%):
119,975	Bank of New York Mellon Corp. (The)	4,418,680
12,046	BlackRock, Inc., Class A	4,102,506
107,326	Franklin Resources, Inc.^	4,191,080
46,730	Goldman Sachs Group, Inc. (The)	7,335,676
53,720	State Street Corp.^	3,143,694

		23,191,636

Chemicals (3.3%):
54,940	E.I. du Pont de Nemours & Co.	3,478,801
17,462	Monsanto Co.	1,532,116
86,969	PPG Industries, Inc.	9,696,173

		14,707,090

Commercial Services & Supplies (1.2%):
147,743	Tyco International plc	5,423,646

Consumer Finance (0.9%):
60,770	American Express Co.^	3,731,278

Containers & Packaging (0.5%):
43,174	Crown Holdings, Inc.*	2,140,999

Diversified Financial Services (1.2%):
8,493	McGraw-Hill Cos., Inc. (The)^	840,637
68,145	NASDAQ OMX Group, Inc. (The)	4,523,465

		5,364,102

Diversified Telecommunication Services (1.7%):
138,176	Verizon Communications, Inc.	7,472,558

Electric Utilities (1.1%):
45,067	Duke Energy Corp.^	3,636,006
24,542	Xcel Energy, Inc.^	1,026,346

		4,662,352

Electrical Equipment (1.0%):
70,148	Eaton Corp. plc	4,388,459

Energy Equipment & Services (1.6%):
6,583	Baker Hughes, Inc.	288,533
64,588	National-Oilwell Varco, Inc.	2,008,687
65,051	Schlumberger, Ltd.^	4,797,511

		7,094,731

Food & Staples Retailing (1.8%):
76,063	CVS Health Corp.	7,890,015

Shares		Fair Value
Common Stocks, continued
Food Products (4.9%):
87,386	Archer-Daniels-Midland Co.	$3,172,986
47,785	Danone SA	3,391,752
109,908	General Mills, Inc.^	6,962,672
6,998	JM Smucker Co. (The)^	908,620
93,672	Nestle SA, Registered Shares	6,997,362

		21,433,392

Health Care Equipment & Supplies (3.7%):
108,495	Abbott Laboratories	4,538,346
122,314	Medtronic plc	9,173,550
45,716	St. Jude Medical, Inc.	2,514,380

		16,226,276

Health Care Providers & Services (1.4%):
14,659	Cigna Corp.	2,011,801
40,626	Express Scripts Holding Co.*^	2,790,600
8,458	McKesson Corp.^	1,330,021

		6,132,422

Household Durables (0.3%):
32,570	Newell Rubbermaid, Inc.^	1,442,525

Household Products (0.5%):
26,162	Procter & Gamble Co. (The)	2,153,394

Industrial Conglomerates (3.5%):
55,221	3M Co., Class B	9,201,475
65,894	Danaher Corp.	6,250,705

		15,452,180

Insurance (7.8%):
65,696	Aon plc	6,861,947
65,924	Chubb, Ltd.	7,854,845
152,922	MetLife, Inc.	6,719,393
49,164	Prudential Financial, Inc.	3,550,624
80,299	Travelers Cos., Inc. (The)^	9,371,696

		34,358,505

IT Services (5.2%):
106,089	Accenture plc, Class A	12,242,671
57,026	Fidelity National Information Services, Inc.	3,610,316
20,481	Fiserv, Inc.*^	2,100,941
33,650	International Business Machines Corp.^	5,096,293

		23,050,221

Life Sciences Tools & Services (1.2%):
37,542	Thermo Fisher Scientific, Inc.	5,315,572

Machinery (2.9%):
18,452	Caterpillar, Inc.	1,412,316
9,658	Cummins, Inc.^	1,061,801
14,434	Deere & Co.^	1,111,274
35,946	Illinois Tool Works, Inc.^	3,682,308
19,954	Ingersoll-Rand plc	1,237,348
34,312	Pentair plc^	1,861,769
21,083	Stanley Black & Decker, Inc.	2,218,142

		12,584,958

Media (4.4%):
88,616	Comcast Corp., Class A	5,412,665
83,013	Omnicom Group, Inc.	6,909,173
50,853	Time Warner, Inc., Class A	3,689,385
4,701	Time, Inc.	72,583
39,839	Viacom, Inc., Class B^	1,644,554
11,505	Walt Disney Co. (The)	1,142,562

		18,870,922

Multiline Retail (0.7%):
38,714	Target Corp.	3,185,388

Oil, Gas & Consumable Fuels (4.4%):
816	California Resources Corp.	841
50,259	Chevron Corp.	4,794,709

Continued

AZL MFS Value Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
49,741	EOG Resources, Inc.^	$3,610,202
80,142	Exxon Mobil Corp.	6,699,069
57,640	Occidental Petroleum Corp.^	3,944,305

		19,049,126

Pharmaceuticals (8.1%):
4,743	Allergan plc*	1,271,266
26,696	Endo International plc*	751,492
141,688	Johnson & Johnson Co.	15,330,641
115,800	Merck & Co., Inc.	6,126,978
14,906	Novartis AG, Registered Shares	1,077,133
334,349	Pfizer, Inc.^	9,910,104
4,276	Roche Holding AG	1,049,642

		35,517,256

Professional Services (0.2%):
8,431	Equifax, Inc.^	963,579

Road & Rail (1.2%):
38,570	Canadian National Railway Co.	2,409,082
34,781	Union Pacific Corp.^	2,766,829

		5,175,911

Semiconductors & Semiconductor Equipment (1.7%):
24,210	Analog Devices, Inc.^	1,432,990
102,010	Texas Instruments, Inc.^	5,857,414

		7,290,404

Software (0.8%):
85,941	Oracle Corp.	3,515,846

Specialty Retail (0.5%):
8,866	Advance Auto Parts, Inc.	1,421,574
15,345	Bed Bath & Beyond, Inc.*^	761,726

		2,183,300

Tobacco (4.2%):
49,828	Altria Group, Inc.	3,122,222
156,202	Philip Morris International, Inc.^	15,324,979

		18,447,201

Wireless Telecommunication Services (0.2%):
319,458	Vodafone Group plc	1,018,057

Total Common Stocks (Cost $320,480,588)		434,720,562

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (16.0%):
$70,335,553	AZL MFS Value Fund Securities Lending Collateral Account(a)	70,335,553

Total Securities Held as Collateral for Securities on Loan (Cost $70,335,553)		70,335,553

Unaffiliated Investment Company (0.7%):
3,076,347	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(b)	3,076,347

Total Unaffiliated Investment Company (Cost $3,076,347)		3,076,347

Total Investment Securities (Cost $393,892,488)(c) - 115.9%		508,132,462
Net other assets (liabilities) - (15.9)%		(69,560,198)

Net Assets - 100.0%		$438,572,264

Percentages indicated are based on net assets as of March 31, 2016.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $68,711,747.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(b)	The rate represents the effective yield at March 31, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2016:

Country	Percentage
Canada	0.5%
France	0.7%
Ireland (Republic of)	5.2%
Netherlands	0.9%
Switzerland	3.2%
United Kingdom	3.2%
United States	86.3%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (96.2%):
Aerospace & Defense (1.8%):
27,973	BE Aerospace, Inc.	$1,290,115
12,198	Curtiss-Wright Corp.	923,023
8,052	Esterline Technologies Corp.*^	515,892
12,791	Huntington Ingalls Industries, Inc.	1,751,599
14,371	KLX, Inc.*	461,884
16,019	Orbital ATK, Inc.	1,392,692
9,438	Teledyne Technologies, Inc.*	831,865
13,429	Triumph Group, Inc.^	422,745

		7,589,815

Airlines (1.1%):
34,077	Alaska Air Group, Inc.	2,794,996
87,675	JetBlue Airways Corp.*	1,851,696

		4,646,692

Auto Components (0.4%):
41,026	Dana Holding Corp.	578,056
79,377	Gentex Corp.^	1,245,425

		1,823,481

Automobiles (0.2%):
12,433	Thor Industries, Inc.	792,852

Banks (5.3%):
40,932	Associated Banc-Corp.	734,320
23,033	BancorpSouth, Inc.	490,833
11,788	Bank of Hawaii Corp.^	804,885
22,336	Bank of the Ozarks, Inc.^	937,442
20,232	Cathay General Bancorp	573,173
22,823	Commerce Bancshares, Inc.^	1,025,894
14,933	Cullen/Frost Bankers, Inc.^	822,958
39,182	East West Bancorp, Inc.	1,272,631
57,391	F.N.B. Corp.	746,657
65,166	First Horizon National Corp.	853,675
96,602	First Niagara Financial Group, Inc.	935,107
45,134	FirstMerit Corp.	950,071
47,386	Fulton Financial Corp.	634,025
21,075	Hancock Holding Co.^	483,882
15,181	International Bancshares Corp.	374,363
31,335	PacWest Bancorp	1,164,095
21,704	PrivateBancorp, Inc.	837,774
17,924	Prosperity Bancshares, Inc.^	831,494
14,528	Signature Bank*	1,977,551
14,114	SVB Financial Group*	1,440,334
34,607	Synovus Financial Corp.	1,000,488
46,812	TCF Financial Corp.	573,915
18,395	Trustmark Corp.	423,637
59,961	Umpqua Holdings Corp.	950,981
60,829	Valley National Bancorp^	580,309
24,963	Webster Financial Corp.	896,172

		22,316,666

Beverages (0.1%):
2,601	Boston Beer Co., Inc. (The), Class A*	481,367

Biotechnology (0.3%):
12,424	United Therapeutics Corp.*^	1,384,406

Building Products (1.3%):
20,392	A.O. Smith Corp.	1,556,114
43,055	Fortune Brands Home & Security, Inc.^	2,412,802
10,860	Lennox International, Inc.	1,468,163

		5,437,079

Capital Markets (1.7%):
31,429	Eaton Vance Corp.^	1,053,500
25,795	Federated Investors, Inc., Class B	744,186
40,318	Janus Capital Group, Inc.^	589,852
34,963	Raymond James Financial, Inc.^	1,664,588
37,656	SEI Investments Co.	1,621,091

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
18,926	Stifel Financial Corp.*	$560,210
22,598	Waddell & Reed Financial, Inc., Class A^	531,957
31,272	WisdomTree Investments, Inc.^	357,439

		7,122,823

Chemicals (3.2%):
30,688	Albemarle Corp.	1,961,884
17,281	Ashland, Inc.	1,900,219
17,036	Cabot Corp.	823,350
9,462	Minerals Technologies, Inc.	537,915
2,722	NewMarket Corp.^	1,078,620
44,958	Olin Corp.^	780,920
23,220	PolyOne Corp.	702,405
36,226	RPM International, Inc.	1,714,577
12,395	Scotts Miracle-Gro Co. (The)	901,984
12,313	Sensient Technologies Corp.	781,383
19,812	Valspar Corp. (The)	2,120,279

		13,303,536

Commercial Services & Supplies (1.9%):
14,269	Clean Harbors, Inc.*	704,032
27,922	Copart, Inc.*	1,138,380
13,402	Deluxe Corp.^	837,491
16,302	Herman Miller, Inc.	503,569
12,030	HNI Corp.	471,215
8,643	MSA Safety, Inc.	417,889
56,826	R.R. Donnelley & Sons Co.	931,946
25,593	Rollins, Inc.	694,082
33,442	Waste Connections, Inc.	2,160,020

		7,858,624

Communications Equipment (0.9%):
49,039	ARRIS International plc*	1,123,974
35,326	Ciena Corp.*^	671,901
9,642	InterDigital, Inc.	536,577
26,992	NetScout Systems, Inc.*	620,006
9,171	Plantronics, Inc.	359,411
36,792	Polycom, Inc.*	410,231

		3,722,100

Construction & Engineering (0.8%):
41,755	Aecom Technology Corp.*^	1,285,637
10,724	Granite Construction, Inc.	512,607
39,281	KBR, Inc.	608,070
6,274	Valmont Industries, Inc.	776,972

		3,183,286

Construction Materials (0.2%):
13,499	Eagle Materials, Inc., Class A	946,415

Consumer Finance (0.2%):
116,022	SLM Corp.*	737,900

Containers & Packaging (1.5%):
17,174	AptarGroup, Inc.	1,346,613
25,914	Bemis Co., Inc.	1,341,827
7,140	Greif, Inc., Class A^	233,835
25,813	Packaging Corp. of America	1,559,105
11,018	Silgan Holdings, Inc.	585,827
27,484	Sonoco Products Co.	1,334,898

		6,402,105

Distributors (0.9%):
83,579	LKQ Corp.*	2,668,677
11,498	Pool Corp.	1,008,835

		3,677,512

Diversified Consumer Services (0.6%):
15,556	DeVry Education Group, Inc.^	268,652
1,177	Graham Holdings Co., Class B	564,960
53,172	Service Corp. International	1,312,285

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
15,168	Sotheby’s^	$405,441

		2,551,338

Diversified Financial Services (1.5%):
22,325	CBOE Holdings, Inc.	1,458,492
11,286	FactSet Research Systems, Inc.	1,710,168
10,230	MarketAxess Holdings, Inc.	1,277,011
24,304	MSCI, Inc., Class A	1,800,440

		6,246,111

Electric Utilities (2.0%):
16,469	Cleco Corp.	909,253
41,969	Great Plains Energy, Inc.	1,353,500
29,532	Hawaiian Electric Industries, Inc.	956,837
13,707	IDACORP, Inc.	1,022,405
54,685	OGE Energy Corp.	1,565,632
21,688	PNM Resources, Inc.	731,319
38,696	Westar Energy, Inc.	1,919,709

		8,458,655

Electrical Equipment (1.2%):
11,959	Acuity Brands, Inc.^	2,608,736
14,590	Hubbell, Inc.	1,545,519
12,161	Regal-Beloit Corp.	767,237

		4,921,492

Electronic Equipment, Instruments & Components (4.1%):
24,869	Arrow Electronics, Inc.*	1,601,812
35,944	Avnet, Inc.	1,592,319
11,430	Belden, Inc.	701,573
23,102	Cognex Corp.	899,823
11,125	FEI Co.	990,236
40,564	Ingram Micro, Inc., Class A	1,456,653
10,005	IPG Photonics Corp.*	961,280
52,053	Jabil Circuit, Inc.	1,003,061
46,809	Keysight Technologies, Inc.*	1,298,482
24,081	Knowles Corp.*	317,388
27,648	National Instruments Corp.	832,481
7,946	SYNNEX Corp.	735,720
9,550	Tech Data Corp.*	733,154
68,568	Trimble Navigation, Ltd.*	1,700,487
30,173	VeriFone Systems, Inc.*	852,086
36,879	Vishay Intertechnology, Inc.	450,293
14,186	Zebra Technologies Corp., Class A*	978,834

		17,105,682

Energy Equipment & Services (1.4%):
10,444	Dril-Quip, Inc.*	632,489
64,959	Ensco plc, Class A, ADR	673,625
77,192	Nabors Industries, Ltd.	710,166
66,776	Noble Corp. plc^	691,131
26,642	Oceaneering International, Inc.	885,579
14,140	Oil States International, Inc.*	445,693
40,075	Patterson-UTI Energy, Inc.	706,121
33,985	Rowan Cos. plc, Class A	547,159
41,043	Superior Energy Services, Inc.	549,566

		5,841,529

Food & Staples Retailing (0.8%):
10,694	Casey’s General Stores, Inc.^	1,211,844
38,646	Sprouts Farmers Market, Inc.*^	1,122,280
72,404	Supervalu, Inc.*	417,047
13,668	United Natural Foods, Inc.*	550,820

		3,301,991

Food Products (2.5%):
24,875	Dean Foods Co.^	430,835
50,836	Flowers Foods, Inc.^	938,433
28,232	Hain Celestial Group, Inc.*	1,154,971
19,639	Ingredion, Inc.	2,097,249

Shares		Fair Value
Common Stocks, continued
Food Products, continued
5,291	Lancaster Colony Corp.	$585,026
17,509	Post Holdings, Inc.*	1,204,094
21,504	Snyders-Lance, Inc.	676,946
4,969	Tootsie Roll Industries, Inc.^	173,607
15,403	TreeHouse Foods, Inc.*	1,336,210
48,186	WhiteWave Foods Co., Class A*	1,958,279

		10,555,650

Gas Utilities (2.2%):
27,873	Atmos Energy Corp.	2,069,848
23,264	National Fuel Gas Co.^	1,164,363
23,382	New Jersey Resources Corp.	851,806
14,335	ONE Gas, Inc.	875,869
47,937	Questar Corp.	1,188,838
46,954	UGI Corp.	1,891,777
13,569	WGL Holdings, Inc.	981,989

		9,024,490

Health Care Equipment & Supplies (3.7%):
10,641	ABIOMED, Inc.*	1,008,873
19,808	Align Technology, Inc.*	1,439,844
13,237	Cooper Cos., Inc. (The)	2,038,101
12,693	Halyard Health, Inc.*^	364,670
15,606	Hill-Rom Holdings, Inc.	784,982
24,495	IDEXX Laboratories, Inc.*	1,918,448
11,569	LivaNova plc*	624,495
38,250	ResMed, Inc.^	2,211,615
23,490	STERIS plc	1,668,965
11,328	Teleflex, Inc.	1,778,609
19,756	West Pharmaceutical Services, Inc.	1,369,486

		15,208,088

Health Care Providers & Services (1.9%):
14,691	AmSurg Corp.*	1,095,949
1	Centene Corp.*	48
30,928	Community Health Systems, Inc.*	572,477
11,852	LifePoint Hospitals, Inc.*	820,751
25,606	MEDNAX, Inc.*	1,654,659
11,148	Molina Healthcare, Inc.*	718,935
17,123	Owens & Minor, Inc.^	692,112
22,101	VCA Antech, Inc.*	1,275,006
12,008	WellCare Health Plans, Inc.*	1,113,742

		7,943,679

Health Care Technology (0.2%):
51,466	Allscripts Healthcare Solutions, Inc.*^	679,866

Hotels, Restaurants & Leisure (2.1%):
15,651	Brinker International, Inc.^	719,163
5,135	Buffalo Wild Wings, Inc.*	760,596
12,322	Cheesecake Factory, Inc. (The)^	654,175
6,518	Cracker Barrel Old Country Store, Inc.^	995,103
13,577	Domino’s Pizza, Inc.	1,790,264
25,053	Dunkin’ Brands Group, Inc.^	1,181,750
7,271	International Speedway Corp., Class A	268,373
9,513	Jack in the Box, Inc.	607,595
6,283	Panera Bread Co., Class A*^	1,286,947
59,571	Wendy’s Co. (The)	648,728

		8,912,694

Household Durables (2.4%):
20,760	CalAtlantic Group, Inc.	693,799
56,399	Jarden Corp.*	3,324,721
23,369	KB Home	333,709
10,649	M.D.C. Holdings, Inc.	266,864
996	NVR, Inc.*	1,725,470
17,082	Tempur Sealy International, Inc.*^	1,038,415

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
42,478	Toll Brothers, Inc.*	$1,253,526
39,654	TRI Pointe Homes, Inc.*	467,124
13,856	Tupperware Brands Corp.^	803,371

		9,906,999

Household Products (0.2%):
16,990	Energizer Holdings, Inc.	688,265

Independent Power and Renewable Electricity Producers (0.0%):
17,496	Talen Energy Corp.*	157,464

Industrial Conglomerates (0.4%):
17,552	Carlisle Cos., Inc.	1,746,424

Insurance (5.1%):
4,240	Alleghany Corp.*	2,103,888
19,503	American Financial Group, Inc.	1,372,426
48,353	Arthur J. Gallagher & Co.	2,150,740
16,730	Aspen Insurance Holdings, Ltd.	798,021
31,480	Brown & Brown, Inc.^	1,126,984
49,385	CNO Financial Group, Inc.	884,979
16,841	Endurance Specialty Holdings, Ltd.	1,100,391
11,670	Everest Re Group, Ltd.	2,304,009
29,906	First American Financial Corp.	1,139,718
135,450	Genworth Financial, Inc., Class A*	369,779
11,776	Hanover Insurance Group, Inc. (The)	1,062,431
13,119	Kemper Corp.	387,929
8,494	Mercury General Corp.	471,417
66,763	Old Republic International Corp.	1,220,428
13,169	Primerica, Inc.^	586,416
17,820	Reinsurance Group of America, Inc.	1,715,175
11,805	RenaissanceRe Holdings, Ltd.	1,414,593
26,855	W.R. Berkley Corp.	1,509,251

		21,718,575

Internet & Catalog Retail (0.1%):
8,716	HSN, Inc.	455,934

Internet Software & Services (0.4%):
12,799	comScore, Inc.*^	384,482
12,688	j2 Global, Inc.^	781,327
30,481	Rackspace Hosting, Inc.*	658,085

		1,823,894

IT Services (3.8%):
21,204	Acxiom Corp.*	454,614
32,459	Broadridge Financial Solutions, Inc.	1,925,143
37,789	Computer Sciences Corp.	1,299,564
26,557	Convergys Corp.	737,488
24,241	CoreLogic, Inc.*	841,163
8,669	DST Systems, Inc.	977,603
22,561	Gartner, Inc.*	2,015,825
35,365	Global Payments, Inc.^	2,309,335
21,551	Jack Henry & Associates, Inc.	1,822,568
17,639	Leidos Holdings, Inc.	887,594
17,790	Maximus, Inc.	936,466
12,323	NeuStar, Inc., Class A*	303,146
11,266	Science Applications International Corp.	600,928
10,522	WEX, Inc.*	877,114

		15,988,551

Leisure Products (0.9%):
24,790	Brunswick Corp.	1,189,424
16,517	Polaris Industries, Inc.^	1,626,594
16,723	Vista Outdoor, Inc.*	868,091

		3,684,109

Life Sciences Tools & Services (1.5%):
5,662	Bio-Rad Laboratories, Inc., Class A*	774,109
10,127	Bio-Techne Corp.	957,204

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
12,806	Charles River Laboratories International, Inc.*	$972,488
7,368	Mettler-Toledo International, Inc.*	2,540,191
14,667	PAREXEL International Corp.*	920,061

		6,164,053

Machinery (4.2%):
19,434	AGCO Corp.^	965,870
13,389	CLARCOR, Inc.^	773,750
13,439	Crane Co.	723,825
33,590	Donaldson Co., Inc.^	1,071,857
15,098	Graco, Inc.	1,267,628
20,734	IDEX Corp.	1,718,434
24,370	ITT Corp.	899,009
26,541	Joy Global, Inc.^	426,514
21,676	Kennametal, Inc.	487,493
17,636	Lincoln Electric Holdings, Inc.^	1,032,941
14,611	Nordson Corp.^	1,111,020
20,042	OshKosh Corp.^	819,117
29,543	Terex Corp.	735,030
19,222	Timken Co.	643,745
14,924	Toro Co.	1,285,255
41,620	Trinity Industries, Inc.^	762,062
25,144	Wabtec Corp.^	1,993,667
15,281	Woodward, Inc.^	794,918

		17,512,135

Marine (0.2%):
14,706	Kirby Corp.*	886,625

Media (1.4%):
16,584	AMC Networks, Inc., Class A*	1,076,964
1,194	Cable One, Inc.	521,933
28,725	Cinemark Holdings, Inc.	1,029,217
19,662	DreamWorks Animation SKG, Inc., Class A*	490,567
13,362	John Wiley & Sons, Inc., Class A	653,268
39,670	Live Nation, Inc.*	885,038
10,263	Meredith Corp.^	487,493
33,771	New York Times Co. (The), Class A	420,787
28,870	Time, Inc.	445,753

		6,011,020

Metals & Mining (1.7%):
29,736	Allegheny Technologies, Inc.	484,697
12,897	Carpenter Technology Corp.^	441,464
31,684	Commercial Metals Co.	537,677
9,177	Compass Minerals International, Inc.	650,282
19,657	Reliance Steel & Aluminum Co.	1,360,068
17,777	Royal Gold, Inc.	911,782
66,501	Steel Dynamics, Inc.	1,496,939
39,828	United States Steel Corp.^	639,239
12,361	Worthington Industries, Inc.^	440,546

		6,962,694

Multiline Retail (0.4%):
13,493	Big Lots, Inc.^	611,098
83,883	J.C. Penney Co., Inc.*	927,746

		1,538,844

Multi-Utilities (1.3%):
31,010	Alliant Energy Corp.	2,303,423
13,935	Black Hills Corp.	837,912
53,168	MDU Resources Group, Inc.	1,034,649
22,683	Vectren Corp.	1,146,852

		5,322,836

Oil, Gas & Consumable Fuels (1.8%):
62,510	CONSOL Energy, Inc.^	705,738
96,914	Denbury Resources, Inc.	215,149
26,599	Energen Corp.	973,257

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
33,463	Gulfport Energy Corp.*	$948,341
48,293	HollyFrontier Corp.	1,705,709
51,937	QEP Resources, Inc.	732,831
18,509	SM Energy Co.^	346,859
18,507	Western Refining, Inc.	538,369
19,273	World Fuel Services Corp.	936,282
63,710	WPX Energy, Inc.*	445,333

		7,547,868

Paper & Forest Products (0.3%):
17,113	Domtar Corp.	693,076
38,898	Louisiana-Pacific Corp.*^	665,934

		1,359,010

Personal Products (0.4%):
118,551	Avon Products, Inc.	570,230
16,230	Edgewell Personal Care Co.	1,307,002

		1,877,232

Pharmaceuticals (0.3%):
21,811	Akorn, Inc.*^	513,213
26,785	Catalent, Inc.*^	714,356

		1,227,569

Professional Services (0.6%):
9,011	CEB, Inc.	583,282
11,424	FTI Consulting, Inc.*	405,666
19,778	Manpower, Inc.	1,610,325

		2,599,273

Real Estate Investment Trusts (REITs) (9.3%):
20,068	Alexandria Real Estate Equities, Inc.	1,823,981
35,582	American Campus Communities, Inc.	1,675,556
23,757	Camden Property Trust	1,997,726
22,818	Care Capital Properties, Inc.	612,435
32,794	Communications Sales & Leasing, Inc.^	729,667
25,740	Corporate Office Properties Trust	675,418
31,918	Corrections Corp. of America^	1,022,972
38,330	Douglas Emmett, Inc.	1,154,116
94,543	Duke Realty Corp.	2,130,998
17,347	EPR Properties^	1,155,657
24,854	Equity One, Inc.	712,316
23,648	First Industrial Realty Trust, Inc.	537,756
27,944	Healthcare Realty Trust, Inc.	863,190
26,317	Highwoods Properties, Inc.	1,258,216
41,263	Hospitality Properties Trust	1,095,945
25,235	Kilroy Realty Corp.	1,561,289
22,458	Lamar Advertising Co., Class A	1,381,167
30,749	LaSalle Hotel Properties	778,257
40,236	Liberty Property Trust	1,346,297
24,318	Mack-Cali Realty Corp.	571,473
20,525	Mid-America Apartment Communities, Inc.^	2,097,860
38,490	National Retail Properties, Inc.	1,778,238
45,324	Omega Healthcare Investors, Inc.^	1,599,937
14,738	Post Properties, Inc.	880,448
11,076	Potlatch Corp.	348,894
33,696	Rayonier, Inc.	831,617
26,646	Regency Centers Corp.	1,994,453
64,659	Senior Housing Properties Trust	1,156,750
10,762	Sovran Self Storage, Inc.	1,269,378
25,797	Tanger Factory Outlet Centers, Inc.	938,753
16,400	Taubman Centers, Inc.	1,168,172
25,143	Urban Edge Properties	649,695
31,048	Weingarten Realty Investors	1,164,921
50,456	WP Glimcher, Inc.	478,827

		39,442,375

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (0.5%):
12,510	Alexander & Baldwin, Inc.	$458,867
12,335	Jones Lang LaSalle, Inc.	1,447,142

		1,906,009

Road & Rail (0.8%):
15,492	Genesee & Wyoming, Inc., Class A*^	971,348
11,627	Landstar System, Inc.	751,220
18,769	Old Dominion Freight Line, Inc.*^	1,306,699
12,137	Werner Enterprises, Inc.	329,641

		3,358,908

Semiconductors & Semiconductor Equipment (2.0%):
174,275	Advanced Micro Devices, Inc.*^	496,684
115,408	Atmel Corp.	937,113
27,621	Cree, Inc.*^	803,771
86,302	Cypress Semiconductor Corp.^	747,375
30,876	Fairchild Semiconductor International, Inc.*	617,520
36,853	Integrated Device Technology, Inc.*	753,275
36,083	Intersil Corp., Class A	482,430
30,688	Microsemi Corp.*	1,175,657
10,528	Silicon Laboratories, Inc.*	473,339
86,238	SunEdison, Inc.*^	46,586
10,021	Synaptics, Inc.*	799,075
55,959	Teradyne, Inc.	1,208,154

		8,540,979

Software (4.0%):
32,592	ACI Worldwide, Inc.*	677,588
24,101	ANSYS, Inc.*	2,156,074
83,374	Cadence Design Systems, Inc.*	1,965,959
42,437	CDK Global, Inc.	1,975,442
11,474	CommVault Systems, Inc.*	495,333
8,569	Fair Isaac Corp.	909,085
39,869	Fortinet, Inc.*	1,221,187
19,894	Manhattan Associates, Inc.*	1,131,372
27,190	Mentor Graphics Corp.	552,773
31,185	PTC, Inc.*	1,034,095
41,416	Synopsys, Inc.*	2,006,191
8,992	Tyler Technologies, Inc.*	1,156,461
7,879	Ultimate Software Group, Inc. (The)*^	1,524,587

		16,806,147

Specialty Retail (2.6%):
17,592	Aaron’s, Inc.	441,559
18,299	Abercrombie & Fitch Co., Class A	577,150
45,512	American Eagle Outfitters, Inc.	758,685
46,955	Ascena Retail Group, Inc.*^	519,322
13,172	Cabela’s, Inc., Class A*	641,345
36,685	Chico’s FAS, Inc.	486,810
20,589	CST Brands, Inc.	788,353
24,528	Dick’s Sporting Goods, Inc.	1,146,684
37,498	Foot Locker, Inc.^	2,418,621
17,336	Guess?, Inc.^	325,397
10,667	Murphy U.S.A., Inc.*	655,487
134,468	Office Depot, Inc.*	954,723
22,595	Williams-Sonoma, Inc.	1,236,850

		10,950,986

Technology Hardware, Storage & Peripherals (0.6%):
28,991	3D Systems Corp.*^	448,491
17,697	Diebold, Inc.^	511,620
16,831	Lexmark International, Inc., Class A	562,660
33,943	NCR Corp.*	1,015,914

		2,538,685

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (1.1%):
14,156	Carter’s, Inc.	$1,491,759
8,804	Deckers Outdoor Corp.*^	527,448
11,268	Fossil Group, Inc.*	500,525
35,093	Kate Spade & Co.*	895,573
35,693	Skechers U.S.A., Inc., Class A*	1,086,852

		4,502,157

Thrifts & Mortgage Finance (0.6%):
132,776	New York Community Bancorp, Inc.	2,111,139
25,333	Washington Federal, Inc.	573,792

		2,684,931

Trading Companies & Distributors (0.7%):
11,545	GATX Corp.^	548,388
13,170	MSC Industrial Direct Co., Inc., Class A^	1,005,002
29,190	NOW, Inc.*	517,247
7,001	Watsco, Inc.	943,315

		3,013,952

Water Utilities (0.4%):
48,393	Aqua America, Inc.	1,539,865

Wireless Telecommunication Services (0.2%):
25,717	Telephone & Data Systems, Inc.	773,825

Total Common Stocks (Cost $311,734,141)		403,416,117

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (15.9%):
$66,786,138	AZL Mid Cap Index Fund Securities Lending Collateral Account(a)	66,786,138

Total Securities Held as Collateral for Securities on Loan (Cost $66,786,138)		66,786,138

Unaffiliated Investment Company (3.0%):
12,507,066	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(b)	12,507,066

Total Unaffiliated Investment Company (Cost $12,507,066)		12,507,066

Total Investment Securities (Cost $391,027,345)(c) - 115.1%		482,709,321
Net other assets (liabilities) - (15.1)%		(63,217,833)

Net Assets - 100.0%		$419,491,488

Percentages indicated are based on net assets as of March 31, 2016.

ADR - American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $65,271,848.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(b)	The rate represents the effective yield at March 31, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Futures Contracts

Cash of $771,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 400 Index E-mini June Future	Long	6/17/16	115	$16,573,800	$578,165

See accompanying notes to the schedules of portfolio investments.

AZL Money Market Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Certificates of Deposit (8.6%):
Banks (8.6%)
$15,000,000	Bank of Nova Scotia, 0.48%, 4/14/16	$15,000,000
15,500,000	Sumitomo Mitsui Banking Corp., 0.51%, 4/8/16	15,500,000
12,000,000	Sumitomo Mitsui Trust, NY, 0.67%, 4/4/16	12,000,000
10,000,000	Sumitomo Mitsui Trust, NY, 0.36%, 4/6/16	10,000,000
12,000,000	Toronto Dominion Bank, NY, 0.55%, 4/15/16	12,000,000

		64,500,000

Total Certificates of Deposit (Cost $64,500,000)		64,500,000

Commercial Paper (11.3%):
Banks (8.0%)
25,000,000	BNP Paribas Fortis SA, NY, 0.30%, 4/6/16(a)	24,998,751
17,000,000	ING (US) Funding LLC, 0.58%, 4/15/16(a)	16,995,901
8,000,000	Nieuw Amsterdam Receivables Corp., 0.42%, 4/6/16(a)(b)	7,999,444
10,000,000	Westpac Banking Corp., NY, 0.55%, 4/4/16(b)(c)	10,000,000

		59,994,096

Diversified Financial Services (3.3%)
24,763,000	Victory Receivables Corp., 0.35%, 4/1/16(a)(b)	24,763,000

Total Commercial Paper (Cost $84,757,096)		84,757,096

U.S. Government Agency Mortgages (43.7%):
Federal Home Loan Bank
19,400,000	0.32%, 5/9/16(a)	19,393,447
26,813,000	0.30%, 5/25/16(a)	26,801,014
11,170,000	0.39%, 5/27/16(a)	11,163,224
15,735,000	0.39%, 6/1/16(a)	15,724,468
18,445,000	0.38%, 6/3/16(a)	18,432,895
11,170,000	0.40%, 6/9/16(a)	11,161,436
30,000,000	0.39%, 6/10/16(a)	29,977,541
19,400,000	0.39%, 6/13/16(a)	19,384,855
19,585,000	0.37%, 6/17/16(a)	19,569,584
8,000,000	0.43%, 7/6/16(c)	8,000,000
8,000,000	0.51%, 9/23/16(a)	7,980,167
10,000,000	0.48%, 2/14/17(c)	9,995,516

		197,584,147

Federal Home Loan Mortgage Corp.
9,000,000	, Series RB0.50%, 7/7/16(a)	8,987,875
25,000,000	0.44%, 8/8/16(a)	24,960,583
7,620,000	0.43%, 8/12/16(a)	7,607,895
15,000,000	0.45%, 8/24/16(a)	14,972,813
7,280,000	0.44%, 9/8/16(a)	7,265,764
13,925,000	0.59%, 12/14/16(a)	13,866,349
3,400,000	0.56%, 7/21/17(c)	3,399,544
4,000,000	0.65%, 3/8/18(c)	4,000,000

		85,060,823

Federal Farm Credit Bank
7,000,000	0.56%, 9/12/17(c)	7,001,942
10,000,000	0.44%, 9/22/17(c)	9,999,254
10,000,000	0.42%, 9/25/17(c)	9,997,087
3,365,000	0.63%, 4/4/18(c)	3,364,322

		30,362,605

Federal National Mortgage Association
10,000,000	0.45%, 8/16/17(c)	9,998,610

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$5,000,000	0.45%, 10/5/17(c)	$4,998,845

		14,997,455

Total U.S. Government Agency Mortgages (Cost $328,005,030)		328,005,030

U.S. Treasury Obligations (12.2%):
U.S. Treasury Bills (10.1%)
30,015,000	0.45%, 6/16/16(a)	29,985,982
15,000,000	0.51%, 7/7/16(a)	14,979,590
4,000,000	0.46%, 8/4/16(a)	3,993,604
26,925,000	0.51%, 9/15/16(a)	26,861,648

		75,820,824

U.S. Treasury Notes (2.1%)
12,000,000	0.50%, 7/31/16	11,994,236
4,000,000	0.57%, 1/31/18(c)	3,998,449

		15,992,685

Total U.S. Treasury Obligations (Cost $91,813,509)		91,813,509

Repurchase Agreements (24.6%):
30,000,000	Mizuho Securities USA, Inc., 0.34%, 4/1/16, (Purchased on 03/31/16, proceeds at maturity $30,000,283, Collateralized by U.S. Treasury Note, 2.50%, 5/15/24, fair value of $30,986,356)	30,000,000
10,000,000	HSBC Securities (USA), Inc., 0.29%, 4/1/16, (Purchased on 03/31/16, proceeds at maturity $10,000,081, Collateralized by U.S. Treasury Note, 2.13%, 2/15/41, fair value of $10,312,561)	10,000,000
10,000,000	HSBC Securities (USA), Inc., 0.27%, 4/1/16, (Purchased on 03/31/16, proceeds at maturity $10,000,075, Collateralized by U.S. Treasury Note, 2.13%, 2/15/41, fair value of $10,312,561)	10,000,000
20,000,000	Toronto Dominion Bank, NY, 0.30%, 4/1/16, (Purchased on 03/31/16, proceeds at maturity $20,000,167, Collateralized by U.S. Treasury Obligations, 0.00% - 2.13%, 9/22/18 - 9/30/21, fair value of $20,454,502)	20,000,000
5,000,000	Morgan Stanley & Co. LLC, 0.29%, 4/1/16, (Purchased on 03/31/16, proceeds at maturity $5,000,040, Collateralized by U.S. Treasury Obligations, 0.50% - 3.63%, 8/31/16 - 2/15/44, fair value of $5,154,447)	5,000,000
5,000,000	Morgan Stanley & Co. LLC, 0.27%, 4/1/16, (Purchased on 03/31/16, proceeds at maturity $5,000,038, Collateralized by U.S. Treasury Notes, 0.38% - 1.25%, 10/31/16 - 3/31/21, fair value of $5,113,043)	5,000,000
5,000,000	Credit Agricole CIB, NY, 0.28%, 4/1/16, (Purchased on 03/31/16, proceeds at maturity $5,000,039, Collateralized by U.S. Treasury Note, 1.50%, 3/31/23, fair value of $5,118,490)	5,000,000

Continued

AZL Money Market Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements, continued
$ 10,000,000	BNP Paribas, 0.30%, 4/1/16, (Purchased on 03/31/16, proceeds at maturity $10,000,083, Collateralized by U.S. Treasury Obligations, 1.25% - 3.50%, 11/30/18 - 11/15/41, fair value of 10,299,573)	$10,000,000
10,000,000	Bank of Montreal, 0.32%, 4/1/16, (Purchased on 03/31/16, proceeds at maturity $10,000,089, Collateralized by U.S. Treasury Obligations, 0.00% - 4.75%, 1/31/17 - 8/15/43, fair value of $10,251,162)	10,000,000
20,000,000	Bank of Montreal, 0.30%, 4/1/16, (Purchased on 03/31/16, proceeds at maturity $20,000,167, Collateralized by U.S. Treasury Notes, 1.38% - 1.63%, 9/30/20 - 2/15/26, fair value of $20,487,785)	20,000,000
10,000,000	Citigroup Global Markets, 0.33%, 4/1/16, (Purchased on 03/31/16, proceeds at maturity $10,000,092, Collateralized by U.S. Treasury Note, 2.50%, 6/30/17, fair value of $10,268,675)	10,000,000
30,000,000	Bank of Nova Scotia, 0.30%, 4/1/16, (Purchased on 03/31/16, proceeds at maturity $30,000,250, Collateralized by U.S. Treasury Note, 1.63%, 6/30/20, fair value of $30,784,547)	30,000,000
20,000,000	BNP Paribas, 0.31%, 4/1/16, (Purchased on 03/31/16, proceeds at maturity $20,000,172, Collateralized by U.S. Government Agency Obligations, 0.00% - 6.00%, 3/1/18 - 9/20/45, fair value of $20,565,363)	20,000,000

Total Repurchase Agreements (Cost $185,000,000)		185,000,000

Total Investment Securities (Cost $754,075,635)(d) - 100.4%		754,075,635
Net other assets (liabilities) - 0.4%		(2,781,317)

Net Assets - 100.0%		$751,294,318

Percentages indicated are based on net assets as of March 31, 2016.

(a)	The rate represents the effective yield at March 31, 2016.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	Variable Rate Security. The rate represents the rate in effect at March 31, 2016. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (99.2%):
Diversified Real Estate Activities (11.5%):
276,100	CapitaLand, Ltd.	$628,775
128,000	Hang Lung Properties, Ltd.	244,522
118,633	Henderson Land Development Co., Ltd.	729,207
77,303	Kerry Properties, Ltd.	212,306
204,000	Mitsubishi Estate Co., Ltd.	3,779,417
151,000	Mitsui Fudosan Co., Ltd.	3,755,137
624,423	New World Development Co., Ltd.	595,210
75,000	Sumitomo Realty & Development Co., Ltd.	2,187,375
370,544	Sun Hung Kai Properties, Ltd.	4,533,285
6,000	Tokyo Tatemono Co., Ltd.	74,713
61,510	UOL Group, Ltd.	273,760
226,035	Wharf Holdings, Ltd. (The)	1,235,937

		18,249,644

Diversified REITs (7.7%):
68	Activia Properties, Inc.	352,504
73,358	Cousins Properties, Inc.	761,456
30,881	Duke Realty Corp.^	696,058
2,943	Fonciere des Regions SA	277,511
5,349	Gecina SA	735,813
223,989	GPT Group	855,689
227,375	Green REIT plc	365,172
208,893	Hibernia REIT plc	308,474
7,619	ICADE	582,277
20	Kenedix Office Investment Corp.	114,790
159,121	Land Securities Group plc	2,505,830
733	Lexington Realty Trust^	6,304
20,924	Liberty Property Trust	700,117
16,150	Merlin Properties Socimi SA	187,206
373,981	Mirvac Group	553,180
381	Nomura Real Estate Master Fund, Inc.	567,938
16,330	Spirit Realty Capital, Inc.^	183,713
215,115	Stockland Trust Group	703,355
43,062	STORE Capital Corp.	1,114,445
388	United Urban Investment Corp.	626,600

		12,198,432

Health Care Facilities (0.1%):
21,240	Extendicare, Inc.	153,911

Health Care REITs (3.8%):
19,000	HCP, Inc.^	619,020
14,266	Healthcare Realty Trust, Inc.	440,677
1,916	Omega Healthcare Investors, Inc.	67,635
40,573	Senior Housing Properties Trust	725,851
35,870	Ventas, Inc.^	2,258,375
27,602	Welltower, Inc.	1,913,923

		6,025,481

Hotel & Resort REITs (4.9%):
32,395	Chesapeake Lodging Trust	857,172
264,677	Host Hotels & Resorts, Inc.^	4,420,106
73,781	LaSalle Hotel Properties^	1,867,397
13,230	Sunstone Hotel Investors, Inc.^	185,220
25,243	Xenia Hotels & Resorts, Inc.	394,296

		7,724,191

Hotels, Resorts & Cruise Lines (1.1%):
70,617	Hilton Worldwide Holdings, Inc.^	1,590,295
9,150	La Quinta Holdings, Inc.*	114,375

		1,704,670

Industrial REITs (3.3%):
158,600	Ascendas Real Estate Investment Trust	281,195
2,915	DCT Industrial Trust, Inc.	115,055
227	GLP J-REIT	258,513
232,889	Macquarie Goodman Group	1,186,704

Shares		Fair Value
Common Stocks, continued
Industrial REITs, continued
199	Nippon Prologis REIT, Inc.	$444,918
48,337	ProLogis, Inc.	2,135,529
17,814	Rexford Industrial Realty, Inc.	323,502
89,417	SERGO plc	525,207

		5,270,623

Office REITs (13.6%):
3,284	Alstria Office REIT-AG	47,210
62,962	Beni Stabili SpA	47,200
35,897	Boston Properties, Inc.	4,561,790
17,599	Brookfield Canada Office Properties	395,456
125,900	CapitaCommercial Trust	137,331
14,231	Corporate Office Properties Trust	373,421
36	Daiwa Office Investment Corp.	223,913
22,062	Derwent Valley Holdings plc	995,043
69,435	Dexus Property Group	421,179
51,558	Douglas Emmett, Inc.	1,552,411
15,540	Dream Office Real Estate Investment Trust	248,310
90,145	Great Portland Estates plc	939,413
46,088	Hudson Pacific Properties, Inc.	1,332,865
52,727	Investa Office Fund	168,932
163	Japan Real Estate Investment Corp.	941,325
32,028	Mack-Cali Realty Corp.	752,658
164	Mori Hills REIT Investment Corp., C Shares	242,616
75	Mori Trust Sogo REIT, Inc.	129,604
196	Nippon Building Fund, Inc.	1,159,901
211	ORIX JREIT, Inc.	327,150
22,708	Paramount Group, Inc.	362,193
63,589	Vornado Realty Trust	6,004,708
17,585	Workspace Group plc	197,178

		21,561,807

Real Estate Development (2.1%):
335,500	Cheung Kong Property Holdings, Ltd.	2,161,906
62,000	China Overseas Land & Investment, Ltd.	196,384
34,000	China Resources Land, Ltd.	87,306
4,900	Dalian Wanda Commercial Properties Co., Ltd., H Shares	29,044
8,160	Helical Bar plc	45,132
117,418	Sino Land Co., Ltd.	186,005
69,092	St. Modwen Properties plc	299,984
76,663	Urban & Civic plc	280,764

		3,286,525

Real Estate Operating Companies (9.0%):
5,257	ADO Properties SA*	179,890
49,762	Atrium European Real Estate, Ltd.	198,443
14,490	Atrium Ljungberg AB, B Shares	250,896
2,485,087	BGP Holdings plc*(a)	—
40,879	BR Properties SA	99,497
2,871	BUWOG-Bauen Und Wohnen Gesellschaft mbH	61,649
45,383	Capital & Counties Properties plc	213,987
281,318	Capital & Regional plc	262,618
16,260	Castellum AB	257,870
273,757	Citycon OYJ	690,435
3,996	Deutsche Euroshop AG	187,616
24,701	Deutsche Wohnen AG	767,783
61,023	Entra ASA	574,276
5,760	Fabege AB*	97,003
32,314	First Capital Realty, Inc.^	513,102
314,600	Global Logistic Properties, Ltd.	449,197
461,500	Hongkong Land Holdings, Ltd.	2,763,473
33,667	Hufvudstaden AB	533,542
12,200	Hulic Co., Ltd.	116,272

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
363,346	Hysan Development Co., Ltd.	$1,548,502
1,614	LEG Immobilien AG	151,565
268,891	LXB Retail Properties plc	370,787
62,695	Norwegian Property ASA*	65,366
4,500	NTT Urban Development Corp.	43,907
11,064	PSP Swiss Property AG	1,064,259
508,850	Swire Properties, Ltd.	1,374,151
1,292	Swiss Prime Site AG	113,932
15,905	Unite Group plc	144,941
32,958	Vonovia SE	1,185,606

		14,280,565

Residential REITs (11.5%):
91	Advance Residence Investment	230,341
30,953	Apartment Investment & Management Co., Class A	1,294,454
25,803	AvalonBay Communities, Inc.	4,907,730
16,737	Boardwalk REIT^	667,495
30,269	Camden Property Trust^	2,545,320
2,634	Equity Lifestyle Properties, Inc.	191,571
87,666	Equity Residential Property Trust	6,577,579
7,057	Essex Property Trust, Inc.	1,650,350
184	Invincible Investment Corp.	137,777
290	Mid-America Apartment Communities, Inc.^	29,641

		18,232,258

Retail REITs (27.0%):
6,394	Acadia Realty Trust	224,621
224,427	British Land Co. plc	2,248,384
18,101	Brixmor Property Group, Inc.	463,748
206,700	CapitaMall Trust	320,531
20,037	Crombie REIT	216,941
16,750	DDR Corp.	297,983
11,241	Eurocommercial Properties NV	524,828
17	Frontier Real Estate Investment Corp.	81,633
113,897	General Growth Properties, Inc.	3,386,158
109,360	Hammerson plc	905,315
175	Japan Retail Fund Investment Corp.	419,636
80,056	Kimco Realty Corp.	2,304,012
18,158	Klepierre	867,428
174,356	Liberty International plc	780,487
275,715	Link REIT (The)	1,634,903
5,460	Macerich Co. (The)	432,650
29,393	National Retail Properties, Inc.	1,357,957
776	Realty Income Corp.^	48,508
39,232	Regency Centers Corp.	2,936,515
43,462	RioCan REIT	890,258
610,944	Scentre Group	2,073,525
16,026	Shaftesbury plc	209,098
33,013	Shopping Centres Australasia Property Group	57,784
57,104	Simon Property Group, Inc.	11,859,929
6,734	Smart Real Estate Investment Trust	175,947
54,874	Tanger Factory Outlet Centers, Inc.	1,996,865
5,869	Taubman Centers, Inc.	418,049
8,586	Unibail-Rodamco SE	2,355,383
129,880	Vicinity Centres	317,306
6,808	Wereldhave NV	380,433
238,817	Westfield Corp.	1,826,405
65,560	WP Glimcher, Inc.	622,164

		42,635,384

Specialized REITs (3.6%):
11,050	CubeSmart	367,965
15,767	Public Storage, Inc.	4,349,012
7,602	QTS Realty Trust, Inc., Class A	360,183

Shares		Fair Value
Common Stocks, continued
Specialized REITs, continued
5,138	Sovran Self Storage, Inc.	$606,027

		5,683,187

Total Common Stocks (Cost $110,042,744)		157,006,678

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (7.4%):
$11,710,989	AZL Morgan Stanley Global Real Estate Fund Securities Lending Collateral Account(b)	11,710,989

Total Securities Held as Collateral for Securities on Loan (Cost $11,710,989)		11,710,989

Unaffiliated Investment Company (0.1%):
184,782	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(c)	184,782

Total Unaffiliated Investment Company (Cost $184,782)		184,782

Total Investment Securities (Cost $121,938,515)(d) - 106.7%		168,902,449
Net other assets (liabilities) - (6.7%)		(10,583,920)

Net Assets - 100.0%		$158,318,529

Percentages indicated are based on net assets as of March 31, 2016.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $11,457,750.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2016. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(c)	The rate represents the effective yield at March 31, 2016.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are $0 or rounds to less than $1.

Continued

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2016:

Country	Percentage
Australia	4.8%
Austria	—	%NM
Belize	0.1%
Bermuda	1.6%
Canada	1.9%
China	—	%NM
Finland	0.4%
France	2.9%
Germany	1.5%
Hong Kong	8.7%
Ireland	0.4%
Italy	—	%NM
Japan	9.7%
Jersey	0.1%
Netherlands	0.5%
Norway	0.4%
Singapore	1.2%
Spain	0.1%
Sweden	0.7%
Switzerland	0.7%
United Kingdom	6.5%
United States	57.8%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Multi-Manager Mid Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (92.0%):
Aerospace & Defense (0.6%):
8,720	TransDigm Group, Inc.*^	$1,921,365

Air Freight & Logistics (0.3%):
32,231	XPO Logistics, Inc.*	989,492

Airlines (1.1%):
36,325	Delta Air Lines, Inc.	1,768,301
46,462	Southwest Airlines Co.	2,081,498

		3,849,799

Automobiles (2.7%):
40,693	Tesla Motors, Inc.*^	9,350,031

Banks (1.1%):
40,357	East West Bancorp, Inc.	1,310,795
18,160	Signature Bank*	2,471,940

		3,782,735

Beverages (2.1%):
55,074	Monster Beverage Corp.*^	7,345,770

Biotechnology (1.8%):
10,019	Alnylam Pharmaceuticals, Inc.*^	628,893
19,213	BioMarin Pharmaceutical, Inc.*	1,584,688
5,431	Intercept Pharmaceuticals, Inc.*^	697,721
24,087	Intrexon Corp.	816,308
11,156	Juno Therapeutics, Inc.*	424,932
20,145	Kite Pharma, Inc.*	924,857
12,764	Vertex Pharmaceuticals, Inc.*	1,014,610

		6,092,009

Building Products (2.1%):
16,122	A.O. Smith Corp.	1,230,270
53,637	Fortune Brands Home & Security, Inc.^	3,005,817
22,543	Lennox International, Inc.^	3,047,588

		7,283,675

Capital Markets (2.7%):
25,677	Affiliated Managers Group, Inc.*	4,169,944
44,469	Lazard, Ltd., Class A	1,725,397
32,448	Oaktree Capital Group LLC^	1,600,660
60,969	TD Ameritrade Holding Corp.^	1,922,353

		9,418,354

Chemicals (1.2%):
14,118	PPG Industries, Inc.	1,574,016
9,475	Sherwin Williams Co.	2,697,248

		4,271,264

Commercial Services & Supplies (1.8%):
20,497	Stericycle, Inc.*^	2,586,516
56,985	Waste Connections, Inc.	3,680,662

		6,267,178

Communications Equipment (2.2%):
23,550	Arista Networks, Inc.*	1,486,005
40,734	Harris Corp.	3,171,549
18,970	Palo Alto Networks, Inc.*^	3,094,766

		7,752,320

Construction Materials (1.1%):
26,429	Eagle Materials, Inc., Class A^	1,852,937
19,591	Vulcan Materials Co.	2,068,222

		3,921,159

Consumer Finance (1.2%):
505,845	LendingClub Corp.*	4,198,514

Diversified Financial Services (4.2%):
101,117	McGraw-Hill Cos., Inc. (The)	10,008,560
62,009	MSCI, Inc., Class A	4,593,627

		14,602,187

Electrical Equipment (1.3%):
16,381	Acuity Brands, Inc.^	3,573,351

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
36,615	Solarcity Corp.*^	$899,997

		4,473,348

Electronic Equipment, Instruments & Components (1.6%):
58,935	Amphenol Corp., Class A	3,407,621
26,887	FLIR Systems, Inc.	885,927
42,162	VeriFone Systems, Inc.*^	1,190,655

		5,484,203

Food & Staples Retailing (0.5%):
58,367	Sprouts Farmers Market, Inc.*^	1,694,978

Food Products (1.7%):
68,604	Mead Johnson Nutrition Co.^	5,829,282

Health Care Equipment & Supplies (4.1%):
40,675	DENTSPLY SIRONA, Inc.	2,506,800
25,822	Dexcom, Inc.*	1,753,572
13,186	Edwards Lifesciences Corp.*	1,163,137
14,532	Intuitive Surgical, Inc.*^	8,734,459

		14,157,968

Health Care Providers & Services (2.6%):
39,495	Acadia Healthcare Co., Inc.*^	2,176,569
21,736	Centene Corp.*^	1,338,286
80,930	Envision Healthcare Holdings, Inc.*	1,650,972
13,833	Humana, Inc.	2,530,747
35,817	Premier, Inc., Class A*	1,194,855

		8,891,429

Health Care Technology (2.8%):
55,291	athenahealth, Inc.*^	7,673,285
50,095	Inovalon Holdings, Inc., Class A*^	927,759
50,546	Veeva Systems, Inc., Class A*^	1,265,672

		9,866,716

Hotels, Restaurants & Leisure (5.2%):
60,549	Aramark Holdings Corp.	2,005,383
2,602	Chipotle Mexican Grill, Inc.*^	1,225,464
115,082	Dunkin’ Brands Group, Inc.^	5,428,417
136,236	Hilton Worldwide Holdings, Inc.	3,068,035
59,431	Marriott International, Inc., Class A^	4,230,298
44,427	Norwegian Cruise Line Holdings, Ltd.*^	2,456,369

		18,413,966

Household Durables (1.7%):
23,720	Mohawk Industries, Inc.*	4,528,148
41,388	Toll Brothers, Inc.*^	1,221,360

		5,749,508

Industrial Conglomerates (0.8%):
27,439	Carlisle Cos., Inc.	2,730,181

Internet & Catalog Retail (1.7%):
14,362	Netflix, Inc.*	1,468,227
28,537	TripAdvisor, Inc.*^	1,897,711
25,511	Wayfair, Inc., Class A*^	1,102,585
38,838	Zalando SE*	1,274,088

		5,742,611

Internet Software & Services (5.8%):
57,991	Autohome, Inc., ADR*^	1,620,269
9,863	CoStar Group, Inc.*	1,855,921
34,978	LinkedIn Corp., Class A*	3,999,734
18,461	MercadoLibre, Inc.	2,175,629
88,344	Pandora Media, Inc.*	790,679
262,224	Twitter, Inc.*^	4,339,806
33,212	Yelp, Inc.*	660,255
62,623	Zillow Group, Inc., Class A*	1,600,018
125,247	Zillow Group, Inc., Class C*^	2,972,111

		20,014,422

Continued

AZL Multi-Manager Mid Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services (3.7%):
4,089	Alliance Data Systems Corp.*	$899,580
28,957	FleetCor Technologies, Inc.*	4,307,354
42,438	Gartner, Inc.*	3,791,835
35,659	Sabre Corp.	1,031,258
53,162	Vantive, Inc., Class A*	2,864,369

		12,894,396

Life Sciences Tools & Services (2.9%):
62,057	Illumina, Inc.*^	10,060,060

Machinery (1.0%):
20,937	Middleby Corp. (The)*^	2,235,444
11,171	WABCO Holdings, Inc.*	1,194,403

		3,429,847

Multiline Retail (1.2%):
48,303	Dollar General Corp.	4,134,737

Oil, Gas & Consumable Fuels (0.9%):
24,364	Concho Resources, Inc.*	2,461,738
22,191	Range Resources Corp.^	718,545

		3,180,283

Pharmaceuticals (2.1%):
13,170	Jazz Pharmaceuticals plc*	1,719,344
126,795	Zoetis, Inc.	5,620,822

		7,340,166

Professional Services (3.1%):
12,093	Equifax, Inc.	1,382,109
35,221	IHS, Inc., Class A*	4,373,039
62,253	Verisk Analytics, Inc., Class A*^	4,975,260

		10,730,408

Real Estate Management & Development (1.0%):
115,265	CBRE Group, Inc., Class A*	3,321,937

Road & Rail (0.4%):
19,003	Old Dominion Freight Line, Inc.*^	1,322,989

Semiconductors & Semiconductor Equipment (2.0%):
11,033	Broadcom, Ltd.	1,704,599
17,772	Cavium, Inc.*^	1,086,936
19,695	Lam Research Corp.^	1,626,807
29,625	NXP Semiconductors NV*	2,401,698

		6,820,040

Software (8.8%):
61,578	Atlassian Corp. plc, Class A*^	1,548,687
61,980	Electronic Arts, Inc.*^	4,097,498
49,144	FireEye, Inc.*	884,101
22,094	Guidewire Software, Inc.*^	1,203,681
52,603	Mobileye NV*^	1,961,566
16,576	NetSuite, Inc.*^	1,135,290
99,579	ServiceNow, Inc.*^	6,092,243
118,197	Splunk, Inc.*	5,783,379
38,734	Tableau Software, Inc., Class A*^	1,776,729
86,570	Workday, Inc., Class A*	6,652,038

		31,135,212

Specialty Retail (3.8%):
24,067	L Brands, Inc.	2,113,323
10,370	O’Reilly Automotive, Inc.*^	2,837,855
47,008	Ross Stores, Inc.	2,721,763
29,914	Sally Beauty Holdings, Inc.*	968,615
19,506	Tractor Supply Co.	1,764,513
14,214	Ulta Salon, Cosmetics & Fragrance, Inc.*	2,753,820

		13,159,889

Technology Hardware, Storage & Peripherals (0.2%):
26,038	3D Systems Corp.*^	402,808

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
9,052	Stratasys, Ltd.*^	$234,628

		637,436

Textiles, Apparel & Luxury Goods (3.0%):
57,338	Gildan Activewear, Inc.	1,749,382
33,865	Lululemon Athletica, Inc.*	2,292,999
59,975	Michael Kors Holdings, Ltd.*	3,416,175
19,308	Under Armour, Inc., Class A*^	1,637,897
17,805	VF Corp.^	1,153,052

		10,249,505

Trading Companies & Distributors (1.9%):
35,571	Fastenal Co.^	1,742,979
88,368	HD Supply Holdings, Inc.*	2,922,330
13,373	Watsco, Inc.	1,801,878

		6,467,187

Total Common Stocks (Cost $301,416,296)		318,978,556

Private Placements (4.6%):
Commercial Services and Supplies (0.0%):
818,433	Better Place LLC(a)(b)	—

Internet Software & Services (4.6%):
76,914	Airbnb, Inc., Series D(a)(b)	5,646,257
245,606	Dropbox, Inc.*(a)(b)	2,591,143
37,815	Flipkart, Series D(a)(b)	3,322,426
229,712	Palantir Technologies, Inc. Series G*(a)(b)	1,904,312
67,672	Palantir Technologies, Inc. Series H(a)(b)	561,001
67,672	Palantir Technologies, Inc. Series H-1(a)(b)	561,001
33,446	Peixe Urbano, Inc.*(a)(b)	14,382
116,948	Survey Monkey, Inc.*(a)(b)	1,412,732

		16,013,254

Total Private Placements (Cost $12,470,580)		16,013,254

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (24.8%):
$85,834,892	AZL Multi-Manager Mid Cap Growth Fund Securities Lending Collateral Account(c)	85,834,892

Total Securities Held as Collateral for Securities on Loan (Cost $85,834,892)		85,834,892

Unaffiliated Investment Company (3.5%):
12,160,144	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(d)	12,160,144

Total Unaffiliated Investment Company (Cost $12,160,144)		12,160,144

Total Investment Securities (Cost $411,881,912)(e) - 124.9%		432,986,846
Net other assets (liabilities) - (24.9)%		(86,204,059)

Net Assets - 100.0%		$346,782,787

Percentages indicated are based on net assets as of March 31, 2016.

Continued

AZL Multi-Manager Mid Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

ADR	- American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $84,521,860.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 4.62% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2016. The total of all such securities represent 4.62% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(d)	The rate represents the effective yield at March 31, 2016.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL NFJ International Value Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.9%):
Aerospace & Defense (2.2%):
87,550	BAE Systems plc, ADR^	$2,557,773

Airlines (2.2%):
152,950	Deutsche Lufthansa AG, Registered Shares*	2,472,153

Auto Components (3.0%):
12,700	Compagnie Generale des Establissements Michelin SCA, Class B	1,296,282
49,900	Magna International, Inc., ADR	2,143,704

		3,439,986

Automobiles (1.9%):
216,850	Isuzu Motors, Ltd.	2,237,986

Banks (16.6%):
90,300	Australia & New Zealand Banking Group, Ltd., ADR	1,616,821
400,900	Bank of Yokohama, Ltd. (The)(a)	1,822,273
1,613,100	Bank Rakyat Indonesia	1,389,801
791,100	BOC Hong Kong Holdings, Ltd.	2,362,181
3,592,000	China Construction Bank	2,293,011
93,397	DnB NOR ASA	1,104,102
266,700	ICICI Bank, Ltd., ADR	1,909,572
220,000	Nordea Bank AB	2,112,315
54,400	Toronto-Dominion Bank (The)^	2,346,272
75,500	United Overseas Bank, Ltd., ADR	2,110,225

		19,066,573

Capital Markets (1.0%):
514,346	Man Group plc	1,120,763

Chemicals (1.3%):
318,000	Sumitomo Chemical Co., Ltd.	1,433,319

Communications Equipment (2.1%):
241,421	Telefonaktiebolaget LM Ericsson, B Shares	2,415,951

Containers & Packaging (2.0%):
89,797	Smurfit Kappa Group plc	2,312,894

Diversified Telecommunication Services (2.3%):
488,330	TeliaSonera AB	2,535,302

Electric Utilities (5.5%):
536,660	Enel SpA	2,374,826
149,704	Korea Electric Power Corp., ADR^	3,854,878

		6,229,704

Electrical Equipment (1.1%):
122,000	Mitsubishi Electric Corp.	1,277,842

Gas Utilities (1.2%):
248,000	ENN Energy Holdings, Ltd.	1,361,245

Health Care Providers & Services (1.1%):
86,500	Sonic Healthcare, Ltd.	1,239,433

Household Durables (2.3%):
88,615	Persimmon plc	2,644,331

Household Products (1.5%):
54,600	Svenska Cellulosa AB, ADR^	1,702,974

Industrial Conglomerates (3.7%):
192,200	Beijing Enterprises Holdings, Ltd.	1,052,231
143,500	CK Hutchison Holdings, Ltd.	1,864,592
52,660	Koc Holding AS, ADR	1,333,351

		4,250,174

Insurance (8.4%):
362,811	AEGON NV	1,986,158
139,818	AXA SA	3,286,507
25,900	Axis Capital Holdings, Ltd.	1,436,414
79,400	Manulife Financial Corp.	1,121,922

Shares		Fair Value
Common Stocks, continued
Insurance, continued
168,820	T&D Holdings, Inc.	$1,573,461

		9,404,462

IT Services (2.2%):
31,609	Atos Origin SA	2,568,326

Machinery (1.6%):
203,000	NSK, Ltd.	1,851,345

Media (4.7%):
35,300	Eutelsat Communications SA	1,138,179
100,821	Sky plc	1,477,246
118,601	WPP plc	2,763,361

		5,378,786

Multiline Retail (1.9%):
187,650	Marks & Spencer Group plc, ADR^	2,221,776

Multi-Utilities (0.9%):
313,363	Centrica plc	1,020,445

Oil, Gas & Consumable Fuels (6.9%):
89,000	Cameco Corp.	1,142,760
44,300	LUKOIL PJSC, ADR	1,712,195
58,500	Royal Dutch Shell plc, ADR	2,834,325
77,000	Sasol, Ltd., ADR	2,274,580

		7,963,860

Pharmaceuticals (7.4%):
19,000	AstraZeneca plc	1,060,726
9,200	Bayer AG, Registered Shares	1,081,024
27,600	Sanofi-Aventis SA	2,219,315
6,500	Shire plc, ADR^	1,117,350
57,400	Teva Pharmaceutical Industries, Ltd., ADR	3,071,474

		8,549,889

Road & Rail (1.9%):
36,600	West Japan Railway Co.	2,255,288

Semiconductors & Semiconductor Equipment (2.5%):
110,800	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,902,960

Software (1.2%):
25,600	Open Text Corp.^	1,326,080

Tobacco (2.4%):
49,700	Imperial Tobacco Group plc	2,750,928

Wireless Telecommunication Services (5.9%):
113,200	America Movil SAB de C.V., Series L, ADR^	1,757,996
222,800	China Mobile, Ltd.	2,483,761
96,900	KDDI Corp.	2,583,048

		6,824,805

Total Common Stocks (Cost $115,232,134)		113,317,353

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (5.2%):
$5,902,996	AZL NFJ International Value Fund Securities Lending Collateral Account(b)	5,902,996

Total Securities Held as Collateral for Securities on Loan (Cost $5,902,996)		5,902,996

Continued

AZL NFJ International Value Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (0.9%):
1,080,826	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(c)	$1,080,826

Total Unaffiliated Investment Company (Cost $1,080,826)		1,080,826

Total Investment Securities (Cost $122,215,956)(d) - 105.0%		120,301,175
Net other assets (liabilities) - (5.0)%		(5,706,895)

Net Assets - 100.0%		$114,594,280

Percentages indicated are based on net assets as of March 31, 2016.

ADR - American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $5,746,745.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2016. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(c)	The rate represents the effective yield at March 31, 2016.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2016:

Country	Percentage
Australia	2.4%
Bermuda	1.2%
Canada	6.7%
China	3.0%
France	8.7%
Germany	3.0%
Hong Kong	6.5%
India	1.6%
Indonesia	1.2%
Ireland (Republic of)	5.1%
Israel	2.6%
Italy	2.0%
Japan	12.4%
Korea, Republic Of	3.2%
Mexico	1.5%
Netherlands	1.7%
Norway	0.9%
Russian Federation	1.4%
Singapore	1.8%
South Africa	1.9%
Sweden	7.3%
Taiwan	2.4%
Turkey	1.1%
United Kingdom	14.6%
United States	5.8%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (97.1%):
Airlines (1.4%):
17,287	Allegiant Travel Co.^	$3,078,123

Banks (3.6%):
35,770	Pinnacle Financial Partners, Inc.^	1,754,876
46,090	PrivateBancorp, Inc.^	1,779,074
11,930	Signature Bank*^	1,623,912
77,730	Western Alliance Bancorp*	2,594,627

		7,752,489

Biotechnology (1.7%):
31,540	Neurocrine Biosciences, Inc.*^	1,247,407
52,770	Repligen Corp.*	1,415,292
16,720	Ultragenyx Pharmaceutical, Inc.*	1,058,543

		3,721,242

Building Products (6.1%):
56,170	A.O. Smith Corp.^	4,286,333
15,610	American Woodmark Corp.*^	1,164,350
36,770	Apogee Enterprises, Inc.^	1,613,835
32,250	Lennox International, Inc.^	4,359,877
32,010	Masonite International Corp.*	2,096,655

		13,521,050

Capital Markets (0.5%):
27,820	Cohen & Steers, Inc.^	1,082,754

Commercial Services & Supplies (0.8%):
47,030	Healthcare Services Group, Inc.	1,731,174

Construction & Engineering (0.5%):
17,010	Dycom Industries, Inc.*^	1,100,037

Construction Materials (1.8%):
94,180	Headwaters, Inc.*^	1,868,531
33,380	US Concrete, Inc.*^	1,988,780

		3,857,311

Containers & Packaging (1.1%):
69,270	Berry Plastics Group, Inc.*^	2,504,111

Distributors (1.7%):
25,450	Core Markt Holdngs Co., Inc.	2,075,702
18,270	Pool Corp.^	1,603,010

		3,678,712

Diversified Consumer Services (2.4%):
79,174	Bright Horizons Family Solutions, Inc.*^	5,128,892

Diversified Financial Services (1.9%):
33,800	MarketAxess Holdings, Inc.	4,219,254

Food & Staples Retailing (0.7%):
12,770	Casey’s General Stores, Inc.^	1,447,096

Food Products (1.6%):
14,858	J & J Snack Foods Corp.^	1,608,824
62,410	Snyders-Lance, Inc.^	1,964,667

		3,573,491

Health Care Equipment & Supplies (8.5%):
16,520	ABIOMED, Inc.*^	1,566,261
50,980	Cantel Medical Corp.^	3,637,932
28,158	Dexcom, Inc.*	1,912,210
41,940	Inogen, Inc.*	1,886,461
32,590	Integra LifeSciences Holdings Corp.*	2,195,262
29,310	K2M Group Holdings, Inc.*	434,667
58,730	Merit Medical Systems, Inc.*	1,085,918
28,570	Neogen Corp.*^	1,438,500
26,390	NuVasive, Inc.*^	1,283,874
12,050	STERIS plc	856,153
35,500	West Pharmaceutical Services, Inc.^	2,460,860

		18,758,098

Health Care Providers & Services (7.2%):
58,950	Acadia Healthcare Co., Inc.*^	3,248,735
31,150	AmSurg Corp.*	2,323,790

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
41,620	Centene Corp.*^	$2,562,543
38,450	Diplomat Pharmacy, Inc.*	1,053,530
82,330	HealthEquity, Inc.*^	2,031,081
77,180	VCA Antech, Inc.*^	4,452,514

		15,672,193

Health Care Technology (1.6%):
20,200	Omnicell, Inc.*	562,974
35,990	Press Ganey Holdings, Inc.*^	1,082,579
69,960	Veeva Systems, Inc., Class A*^	1,751,799

		3,397,352

Hotels, Restaurants & Leisure (4.6%):
5,970	Buffalo Wild Wings, Inc.*^	884,276
75,260	Dave & Buster’s Entertainment, Inc.*^	2,918,582
34,260	Papa John’s International, Inc.^	1,856,549
20,760	Popeyes Louisiana Kitchen, Inc.*	1,080,766
31,460	Texas Roadhouse, Inc.^	1,371,027
12,350	Vail Resorts, Inc.^	1,651,195
23,250	Wingstop, Inc.*^	527,310

		10,289,705

Household Durables (0.4%):
52,180	WCI Communities, Inc.*^	969,504

Internet & Catalog Retail (0.3%):
12,730	Wayfair, Inc., Class A*	550,191

Internet Software & Services (4.7%):
44,480	Benefitfocus, Inc.*	1,483,408
28,930	CoStar Group, Inc.*	5,443,758
17,060	Q2 Holdings, Inc.*^	410,122
57,370	Shopify, Inc., Class A*	1,618,408
22,190	WebMD Health Corp.*	1,389,760

		10,345,456

IT Services (1.7%):
16,530	Epam Systems, Inc.*	1,234,295
25,740	Exlservice Holdings, Inc.*	1,333,333
11,320	Heartland Payment Systems, Inc.^	1,093,172

		3,660,800

Life Sciences Tools & Services (1.9%):
17,860	Cambrex Corp.*^	785,840
26,640	ICON plc*^	2,000,664
32,200	INC Research Holdings, Inc., Class A*	1,326,962

		4,113,466

Machinery (2.7%):
35,000	Astec Industries, Inc.^	1,633,450
12,780	Graco, Inc.^	1,073,009
19,200	John Bean Technologies Corp.	1,083,072
13,730	Middleby Corp. (The)*^	1,465,952
6,910	Proto Labs, Inc.*	532,692

		5,788,175

Oil, Gas & Consumable Fuels (1.4%):
28,856	Diamondback Energy, Inc.*	2,227,106
33,584	Parsley Energy, Inc., Class A*	758,998

		2,986,104

Pharmaceuticals (0.8%):
40,760	DepoMed, Inc.*	567,787
20,740	Prestige Brands Holdings, Inc.*^	1,107,308

		1,675,095

Professional Services (1.3%):
30,530	On Assignment, Inc.*	1,127,168
58,200	TransUnion*	1,606,902

		2,734,070

Real Estate Investment Trusts (REITs) (1.8%):
31,810	Coresite Realty Corp.^	2,227,018

Continued

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
35,010	CubeSmart^	$1,165,833
12,170	Cyrusone, Inc.	555,561

		3,948,412

Semiconductors & Semiconductor Equipment (4.9%):
59,110	Cavium, Inc.*^	3,615,168
54,040	Microsemi Corp.*^	2,070,272
77,930	Monolithic Power Systems, Inc.	4,959,465

		10,644,905

Software (17.3%):
30,820	Ellie Mae, Inc.*	2,793,525
84,470	Globant SA*	2,606,744
1,570	Globant SA*^	48,450
91,040	Guidewire Software, Inc.*^	4,959,859
83,190	HubSpot, Inc.*^	3,628,748
22,680	Imperva, Inc.*^	1,145,340
52,080	Manhattan Associates, Inc.*	2,961,790
68,470	Paycom Software, Inc.*^	2,437,532
106,240	Paylocity Holding Corp.*^	3,478,298
70,520	Proofpoint, Inc.*	3,792,566
31,530	Tyler Technologies, Inc.*^	4,055,073
30,150	Ultimate Software Group, Inc. (The)*^	5,834,025

		37,741,950

Specialty Retail (4.0%):
45,820	Burlington Stores, Inc.*^	2,576,917
30,880	Lithia Motors, Inc., Class A^	2,696,750
62,010	Michaels Cos., Inc. (The)*	1,734,420
24,960	Monro Muffler Brake, Inc.^	1,783,891

		8,791,978

Textiles, Apparel & Luxury Goods (4.4%):
26,500	Columbia Sportswear Co.	1,592,385
57,670	G-III Apparel Group, Ltd.*^	2,819,486
64,350	Kate Spade & Co.*^	1,642,212
67,410	Skechers U.S.A., Inc., Class A*	2,052,635
37,350	Steven Madden, Ltd.*	1,383,444

		9,490,162

Trading Companies & Distributors (1.8%):
42,710	Beacon Roofing Supply, Inc.*^	1,751,537
15,940	Watsco, Inc.	2,147,756

		3,899,293

Total Common Stocks (Cost $182,695,390)		211,852,645

Right (0.0%):
Biotechnology (0.0%):
25,050	Dyax Corp. CVR, Expires on 12/31/19*(a)(b)	27,806

Total Right (Cost $–)		27,806

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (27.5%):
$59,900,961	AZL Oppenheimer Discovery Fund Securities Lending Collateral Account(c)	59,900,961

Total Securities Held as Collateral for Securities on Loan (Cost $59,900,961)		59,900,961

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (3.1%):
6,739,763	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(d)	$6,739,763

Total Unaffiliated Investment Company (Cost $6,739,763)		6,739,763

Total Investment Securities
(Cost $249,336,114)(e) - 127.7%		278,521,175
Net other assets (liabilities) - (27.7)%		(60,408,166)

Net Assets - 100.0%		$218,113,009

Percentages indicated are based on net assets as of March 31, 2016.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $58,487,841.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2016. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 0.00% of the net assets of the Fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(d)	The rate represents the effective yield at March 31, 2016.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (3.4%):
$ 1,155,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2012-5, 2.35%, 12/10/18	$1,161,188
900,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2013-3, 3.00%, 7/8/19	913,778
1,750,000	AmeriCredit Automobile Receivables Trust, Class C, Series 2013-4, 2.72%, 9/9/19	1,768,683
1,750,000	AmeriCredit Automobile Receivables Trust, Class D, Series 2013-4, 3.31%, 10/8/19	1,783,890
2,064,563	CFC LLC, Class B, Series 2013-1A, 2.75%, 11/15/18(a)	2,071,415
87,781	Countrywide Asset-Backed Certificates Trust, Class AF5, Series 2004-7, 5.87%, 1/25/35(b)	90,503
213,000	Invitation Homes Trust, Class E, Series 2015-SFR3, 4.19%, 8/17/32(a)(b)	203,838
387,000	Santander Drive Auto Receivables Trust, Class C, Series 2014-2, 2.33%, 11/15/19	388,607
959,000	Santander Drive Auto Receivables Trust, Class B, Series 2014-3, 1.45%, 5/15/19	958,049
963,000	Santander Drive Auto Receivables Trust, Class C, Series 2014-3, 2.13%, 8/17/20	963,456
4,220,000	Santander Drive Auto Receivables Trust, Class C, Series 2014-4, 2.60%, 11/16/20	4,245,871

Total Asset Backed Securities (Cost $14,513,338)		14,549,278

Collateralized Mortgage Obligations (8.4%):
96,173	Banc of America Commercial Mortgage Trust, Class A4, Series 2007-1, 5.45%, 1/15/49	98,273
1,072,008	Banc of America Commercial Mortgage Trust, Class A4, Series 2006-3, 5.89%, 7/10/44(b)	1,072,089
638,000	Banc of America Commercial Mortgage Trust, Class A4, Series 2007-2, 5.61%, 4/10/49(b)	647,737
189,000	CDGJ Commercial Mortgage Trust, Class DPA, Series 2014-BXCH, 3.44%, 12/15/27(a)(b)	179,987
88,000	Credit Suisse Mortgage Trust, Class B, Series 2015-TOWN, 2.34%, 3/15/17(a)(b)	85,582
85,000	Credit Suisse Mortgage Trust, Class C, Series 2015-TOWN, 2.69%, 3/15/17(a)(b)	82,120
129,000	Credit Suisse Mortgage Trust, Class D, Series 2015-TOWN, 3.64%, 3/15/17(a)(b)	124,799
581,000	Credit Suisse Mortgage Trust, Class E, Series 2015-TOWN, 4.59%, 3/15/17(a)(b)	562,079
460,000	GAHR Commercial Mortgage Trust, Class BFX, Series 2015-NRF, 3.38%, 12/15/19(a)	465,764

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 390,000	GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.38%, 12/15/19(a)	$387,693
330,000	GAHR Commercial Mortgage Trust, Class DFX, Series 2015-NRF, 3.38%, 12/15/19(a)	314,669
5,070,000	GE Capital Commercial Mortgage Corp., Class A4, Series 2007-C1, 5.54%, 12/10/49	5,142,889
101,803	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Class A4, Series 2007-GG9, 5.89%, 7/10/38(b)	101,952
758,080	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Class A4, Series 2007-GG9, 5.44%, 3/10/39	773,634
201,322	GS Mortgage Securities Trust, Class A4, Series 2006-GG8, 5.56%, 11/10/39	202,531
4,112,000	Hilton USA Trust, Class DFX, Series 2013-HLT, 4.41%, 11/5/30(a)	4,117,220
148,075	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2006-LDP7, 5.94%, 4/15/45(b)	148,000
67,986	JPMorgan Chase Commercial Mortgage Securities Corp., Class A1A, Series 2006-LDP8, 5.40%, 5/15/45	68,151
627,814	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-CB18, 5.44%, 6/12/47	638,822
5,157,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2007-LD11, 5.74%, 6/15/49(b)	5,275,306
127,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class C, Series 2014-BXH, 2.09%, 4/15/27(a)(b)	122,012
271,000	JPMorgan Chase Commercial Mortgage Securities Corp., Class D, Series 2014-BXH, 2.69%, 4/15/27(a)(b)	258,930
3,822,672	LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 9/15/45(b)	4,020,053
1,390,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-6, 5.48%, 3/12/51(b)	1,418,289
413,866	Merrill Lynch/Countrywide Commercial Mortgage Trust, Class A4, Series 2007-5, 5.38%, 8/12/48	421,597
1,970,000	Morgan Stanley Capital I, Class A4, Series 2007-IQ14, 5.69%, 4/15/49(b)	2,017,150
2,249,313	Morgan Stanley Capital I, Class A4, Series 2007-IQ15, 5.92%, 7/11/17(b)	2,332,633
177,407	Wachovia Bank Commercial Mortgage Trust, Class A1A, Series 2006-C26, 6.01%, 6/15/45(b)	177,510

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 959,666	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C33, 5.95%, 7/15/17(b)	$988,829
1,843,000	Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 4/15/47	1,869,784
322,000	Wachovia Bank Commercial Mortgage Trust, Class A5, Series 2007-C31, 5.50%, 4/15/47	330,635
1,058,000	Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.70%, 6/15/49(b)	1,082,438

Total Collateralized Mortgage Obligations (Cost $38,108,312)		35,529,157

Corporate Bonds (37.0%):
Airlines (0.3%):
1,000,000	American Airlines Group, Inc., 5.50%, 10/1/19^(a)	1,017,500
72,945	Continental Airlines 1998-1, Class A, Series 981, 6.65%, 9/15/17	75,155

		1,092,655

Automobiles (0.4%):
330,000	General Motors Co., 3.50%, 10/2/18	337,800
213,000	General Motors Co., 6.60%, 4/1/36, Callable 10/1/35 @ 100	234,383
453,000	General Motors Co., 6.25%, 10/2/43	483,824
171,000	General Motors Co., 5.20%, 4/1/45	160,752
357,000	General Motors Co., 6.75%, 4/1/46, Callable 10/1/45 @ 100^	405,826

		1,622,585

Banks (5.1%):
640,000	Bank of America Corp., 4.20%, 8/26/24	651,706
130,000	Bank of America Corp., 4.00%, 1/22/25, MTN	130,197
660,000	Bank of America Corp., Series L, 3.95%, 4/21/25	656,671
266,000	Bank of America Corp., 3.88%, 8/1/25, MTN	275,694
462,000	Bank of America Corp., Series G, 4.45%, 3/3/26	475,947
397,000	Bank of America Corp., 4.25%, 10/22/26	402,918
534,000	Capital One NA, Series BNKT, 2.95%, 7/23/21	532,583
1,200,000	Citigroup, Inc., 2.50%, 9/26/18	1,218,353
1,271,000	Citigroup, Inc., 2.55%, 4/8/19	1,289,994
730,000	Citigroup, Inc., 4.05%, 7/30/22^	759,713
1,000,000	Citigroup, Inc., 4.30%, 11/20/26	995,180
253,000	Citizens Bank of Rhode Island, 2.50%, 3/14/19, Callable 2/14/19 @ 100, MTN	255,205
250,000	Discover Bank, 7.00%, 4/15/20	284,275
590,000	Discover Bank, Series BKNT, 3.20%, 8/9/21, Callable 7/9/21 @ 100	589,351
4,000,000	First Tennessee Bank, 2.95%, 12/1/19, Callable 11/1/19 @ 100	4,009,413
400,000	Huntington National Bank (The), 2.20%, 4/1/19, Callable 3/1/19 @ 100	397,405
2,221,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,277,749
3,682,000	JPMorgan Chase & Co., 4.13%, 12/15/26^	3,822,096

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$ 1,278,000	Regions Bank, Series BKNT, 7.50%, 5/15/18, MTN	$1,408,311
500,000	Regions Bank, 6.45%, 6/26/37	598,720
88,000	Regions Financial Corp., 2.00%, 5/15/18, Callable 4/15/18 @ 100	87,441
800,000	Wells Fargo & Co., 4.10%, 6/3/26^	839,638

		21,958,560

Beverages (1.0%):
921,000	Anheuser-Busch InBev SA/NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100	946,408
992,000	Anheuser-Busch InBev SA/NV, 3.30%, 2/1/23, Callable 12/1/22 @ 100	1,031,306
939,000	Anheuser-Busch InBev SA/NV, 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,014,781
1,074,000	Anheuser-Busch InBev SA/NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	1,200,261

		4,192,756

Biotechnology (0.1%):
473,000	Abbvie, Inc., 3.60%, 5/14/25, Callable 2/14/25 @ 100	496,516

Building Products (0.2%):
800,000	Building Materials Corp., 5.38%, 11/15/24, Callable 11/15/19 @ 102.39(a)	812,000

Capital Markets (0.5%):
147,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	151,385
524,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	514,654
399,000	Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19	405,037
311,000	Lazard Group LLC, 4.25%, 11/14/20	324,773
523,000	Morgan Stanley, 4.88%, 11/1/22	566,642

		1,962,491

Consumer Finance (3.8%):
1,150,000	Ally Financial, Inc., 3.25%, 2/13/18^	1,138,500
2,750,000	Ally Financial, Inc., 3.75%, 11/18/19	2,722,500
320,000	Capital One Financial Corp., 2.45%, 4/24/19, Callable 3/24/19 @ 100	323,399
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,069,306
600,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	633,555
533,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18^	533,678
600,000	Ford Motor Credit Co. LLC, 2.88%, 10/1/18	610,904
1,100,000	Ford Motor Credit Co. LLC, 2.38%, 3/12/19	1,105,000
1,000,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	1,003,621
751,000	Ford Motor Credit Co. LLC, 5.88%, 8/2/21	860,752
110,000	General Motors Financial Co., Inc., 2.63%, 7/10/17	110,669
180,000	General Motors Financial Co., Inc., 4.75%, 8/15/17	185,814
175,000	General Motors Financial Co., Inc., 3.25%, 5/15/18	177,913
383,000	General Motors Financial Co., Inc., 3.50%, 7/10/19	392,733

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$ 500,000	General Motors Financial Co., Inc., 4.20%, 3/1/21, Callable 12/1/20 @ 100	$516,439
2,363,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	2,442,224
200,000	General Motors Financial Co., Inc., 4.25%, 5/15/23	201,123
161,000	Hyundai Capital America, Inc., 2.88%, 8/9/18(a)	163,861
378,000	Hyundai Capital America, Inc., 2.55%, 2/6/19(a)	380,425
900,000	SLM Corp., 5.50%, 1/15/19	884,250
138,000	Synchrony Financial, 3.00%, 8/15/19, Callable 7/15/19 @ 100	140,188
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	523,529
210,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	213,543

		16,333,926

Diversified Financial Services (0.6%):
154,000	Intercontinental Exchange, Inc., 2.75%, 12/1/20, Callable 11/1/20 @ 100	157,239
276,000	Intercontinental Exchange, Inc., 3.75%, 12/1/25, Callable 9/1/25 @ 100	281,749
1,000,000	Level 3 Financing, Inc., 7.00%, 6/1/20, Callable 6/1/16 @ 104	1,043,201
430,000	MSCI, Inc., 5.25%, 11/15/24, Callable 11/15/19 @ 102.65(a)	443,975
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	500,553

		2,426,717

Diversified Telecommunication Services (1.7%):
322,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	326,289
820,000	CenturyLink, Inc., Series N, 6.00%, 4/1/17	842,550
28,000	CenturyLink, Inc., Series R, 5.15%, 6/15/17	28,560
62,000	CenturyLink, Inc., Series Q, 6.15%, 9/15/19	64,325
2,990,000	Embarq Corp., 8.00%, 6/1/36	2,886,666
346,000	Verizon Communications, Inc., 6.40%, 9/15/33	425,580
500,000	Verizon Communications, Inc., 6.25%, 4/1/37	584,804
817,000	Verizon Communications, Inc., 6.55%, 9/15/43	1,076,174
930,000	Verizon Communications, Inc., 5.01%, 8/21/54	933,003

		7,167,951

Electric Utilities (2.6%):
1,500,000	DPL, Inc., 7.25%, 10/15/21, Callable 7/15/21 @ 100	1,559,070
500,000	Entergy Corp., 4.00%, 7/15/22, Callable 5/15/22 @ 100	530,214
436,000	Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100(a)	451,873
679,000	FirstEnergy Corp., Series A, 2.75%, 3/15/18, Callable 2/15/18 @ 100	685,467
1,544,000	FirstEnergy Corp., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	1,607,261

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$ 3,602,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	$4,374,870
305,000	FirstEnergy Solutions Co., 6.05%, 8/15/21^	326,362
763,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100	765,861
806,624	NSG Holdings, LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	865,104
56,000	PG&E Corp., 2.40%, 3/1/19, Callable 2/1/19 @ 100	56,747

		11,222,829

Energy Equipment & Services (0.2%):
234,000	Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100^	234,362
205,000	Halliburton Co., 4.85%, 11/15/35, Callable 5/15/35 @ 100^	204,988
280,000	Halliburton Co., 5.00%, 11/15/45, Callable 5/15/45 @ 100	273,655

		713,005

Food & Staples Retailing (0.3%):
244,000	CVS Health Corp., 3.50%, 7/20/22, Callable 5/20/22 @ 100	261,546
400,000	CVS Health Corp., 3.88%, 7/20/25, Callable 4/20/25 @ 100	431,651
370,000	Kroger Co. (The), 3.30%, 1/15/21, Callable 12/15/20 @ 100	390,839
271,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	279,055

		1,363,091

Food Products (0.3%):
130,000	ConAgra Foods, Inc., 1.90%, 1/25/18	130,551
1,000,000	Post Holdings, Inc., 6.75%, 12/1/21, Callable 12/1/17 @ 103(a)	1,053,750

		1,184,301

Health Care Providers & Services (2.3%):
1,000,000	Community Health System, Inc., 6.88%, 2/1/22, Callable 2/1/18 @ 103.44^	902,500
500,000	Express Scripts Holding Co., 4.75%, 11/15/21	543,220
1,600,000	Express Scripts Holding Co., 3.90%, 2/15/22	1,668,205
355,000	HCA, Inc., 3.75%, 3/15/19	363,662
1,900,000	HCA, Inc., 6.50%, 2/15/20	2,085,250
25,000	HCA, Inc., 5.88%, 3/15/22	27,063
20,000	HCA, Inc., 4.75%, 5/1/23	20,350
1,400,000	HCA, Inc., 5.38%, 2/1/25	1,415,316
300,000	McKesson Corp., 2.28%, 3/15/19	303,610
1,900,000	Tenet Healthcare Corp., 8.13%, 4/1/22	1,954,625
464,000	UnitedHealth Group, Inc., 3.75%, 7/15/25	499,952

		9,783,753

Hotels, Restaurants & Leisure (0.3%):
86,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100	89,073
227,000	McDonald’s Corp., 3.70%, 1/30/26, Callable 10/30/25 @ 100	240,425
117,000	McDonald’s Corp., 4.70%, 12/9/35, Callable 6/9/35 @ 100	125,728
184,000	McDonald’s Corp., 4.88%, 12/9/45, Callable 6/9/45 @ 100, MTN	201,014

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 900,000	Scientific Games International, Inc., Registered Shares, 6.63%, 5/15/21, Callable 5/15/17 @ 105	$546,750

		1,202,990

Household Durables (0.4%):
900,000	APX Group, Inc., 6.38%, 12/1/19, Callable 5/9/16 @ 104.78^	902,700
900,000	William Lyon Homes, Inc., 8.50%, 11/15/20, Callable 11/15/16 @ 104	923,476

		1,826,176

Independent Power and Renewable Electricity Producers (0.7%):
900,000	AES Corp., 4.88%, 5/15/23, Callable 3/15/18 @ 102^	866,250
1,000,000	Dynegy, Inc., 7.38%, 11/1/22, Callable 11/1/18 @ 103.69	925,000
1,400,000	NRG Energy, Inc., 6.25%, 5/1/24, Callable 5/1/19 @ 103^	1,284,500

		3,075,750

Insurance (2.3%):
218,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100	222,880
809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	808,036
600,000	Aon plc, 5.00%, 9/30/20	663,642
1,100,000	Five Corners Funding Trust, 4.42%, 11/15/23(a)	1,158,464
700,000	Liberty Mutual Group, Inc., 5.00%, 6/1/21(a)	759,030
180,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(a)	185,516
978,000	Marsh & McLennan Cos., Inc., 4.80%, 7/15/21, Callable 4/15/21 @ 100	1,079,244
300,000	Northwestern Mutual Life Insurance Co. (The), 6.06%, 3/30/40(a)	368,747
1,077,000	Pacific Life Corp., 6.00%, 2/10/20(a)	1,203,030
500,000	Pacific Life Corp., 9.25%, 6/15/39(a)	721,510
436,000	Pacific Life Corp., 5.13%, 1/30/43(a)	460,049
497,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	532,560
114,000	Tiaa Asset Management Finance LLC, 2.95%, 11/1/19(a)	115,695
165,000	Tiaa Asset Management Finance LLC, 4.13%, 11/1/24(a)	170,520
463,000	Unum Group, 3.88%, 11/5/25	446,747
854,000	Unum Group, 5.75%, 8/15/42	892,326

		9,787,996

Life Sciences Tools & Services (0.0%):
66,000	Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	66,778

Machinery (0.0%):
34,000	Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19^	34,768

Media (1.8%):
322,000	21st Century Fox, Inc., 6.15%, 2/15/41	384,613
395,000	21st Century Fox, Inc., 7.75%, 12/1/45	521,511
900,000	iHeartCommunications, Inc., 5.50%, 12/15/16	873,000

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 800,000	McGraw-Hill Global Education Holdings, LLC, 9.75%, 4/1/21, Callable 4/16/21 @ 107	$868,000
716,000	Time Warner Cable, Inc., 8.25%, 4/1/19	833,549
1,000,000	Time Warner Cable, Inc., 4.13%, 2/15/21, Callable 11/15/20 @ 100	1,056,587
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100^	651,917
155,000	Time Warner Cable, Inc., 6.55%, 5/1/37	169,855
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	328,440
1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39	1,688,305
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	68,428
46,000	Viacom, Inc., 2.50%, 9/1/18	46,327

		7,490,532

Metals & Mining (0.3%):
274,000	Alcoa, Inc., 5.13%, 10/1/24, Callable 7/1/24 @ 100^	259,873
110,000	Freeport-McMoRan, Inc., 2.30%, 11/14/17^	101,475
1,000,000	JMC Steel Group, 8.25%, 3/15/18, Callable 5/9/16 @ 102.06^(a)	890,000

		1,251,348

Multiline Retail (0.4%):
1,500,000	J.C. Penney Corp., Inc., 8.13%, 10/1/19	1,541,250

Multi-Utilities (0.4%):
1,371,000	Dominion Resources, Inc., Series 06-B, 2.93%, 9/30/66, Callable 9/30/66 @ 100(b)	960,134
117,000	NV Energy, Inc., 6.25%, 11/15/20	135,108
49,000	Puget Energy, Inc., 6.00%, 9/1/21	55,871
339,000	Sempra Energy, 6.00%, 10/15/39	386,972

		1,538,085

Oil, Gas & Consumable Fuels (3.6%):
800,000	Access Midstream Partner, 4.88%, 3/15/24, Callable 3/15/19 @ 102	698,098
90,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	94,318
83,000	Anadarko Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100^	83,880
224,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	225,972
410,000	Anadarko Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100^	418,576
1,000,000	Chesapeake Energy Corp., 6.13%, 2/15/21^	385,000
1,000,000	Chesapeake Energy Corp., 5.75%, 3/15/23	340,000
88,000	Columbia Pipeline Group, Inc., 2.45%, 6/1/18(a)	87,116
434,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/20, Callable 5/1/20 @ 100(a)	431,319
132,000	Columbia Pipeline Group, Inc., 4.50%, 6/1/25, Callable 3/1/25 @ 100(a)	131,067
166,000	DCP Midstream Operating LLC, 2.50%, 12/1/17, Callable 11/1/17 @ 100^	158,116

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 302,000	DCP Midstream Operating LLC, 2.70%, 4/1/19, Callable 3/1/19 @ 100	$269,787
500,000	DCP Midstream Operating LLC, 5.35%, 3/15/20(a)	430,267
1,300,000	DCP Midstream Operating LLC, 4.75%, 9/30/21(a)	1,020,078
163,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100	133,862
124,000	DCP Midstream Operating LLC, 5.60%, 4/1/44, Callable 10/1/43 @ 100	91,258
1,000,000	El Paso Pipeline Partners LP, 5.00%, 10/1/21, Callable 7/1/21 @ 100	1,020,294
117,000	Enable Midstream Partners LP, 2.40%, 5/15/19, Callable 4/15/19 @ 100	101,985
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	98,031
292,000	Enbridge Energy Partners LP, 4.38%, 10/15/20, Callable 9/15/20 @ 100^	282,831
1,995,000	Ep Energy LLC, 9.38%, 5/1/20, Callable 5/1/16 @ 105	1,006,228
5,000	Ep Energy LLC, 7.75%, 9/1/22, Callable 9/1/17 @ 104	2,325
168,000	Kinder Morgan (Delaware), Inc., 2.00%, 12/1/17	166,200
112,000	Kinder Morgan (Delaware), Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100^	95,309
157,000	Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	155,062
42,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	39,653
979,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	866,065
600,000	Marathon Petroleum Corp., 5.13%, 3/1/21	624,172
70,000	MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100^	60,354
2,100,000	Peabody Energy Corp., 6.00%, 11/15/18	147,000
985,000	Pemex Proj FDG Master TR, 5.75%, 3/1/18	1,036,712
38,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	36,596
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(a)	322,459
680,000	Southwestern Energy Co., 3.30%, 1/23/18	544,000
1,827,000	Southwestern Energy Co., 4.05%, 1/23/20, Callable 12/23/19 @ 100	1,324,574
233,000	Southwestern Energy Co., 4.95%, 1/23/25, Callable 10/23/24 @ 100^	159,605
647,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100	626,056
299,000	Williams Cos., Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100	223,503
1,466,000	Williams Cos., Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100^	1,114,159

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100^	$237,010

		15,288,897

Pharmaceuticals (0.0%):
121,000	Mylan, Inc., 1.35%, 11/29/16^	120,166
57,000	Zoetis, Inc., 1.88%, 2/1/18	56,946

		177,112

Real Estate Investment Trusts (REITs) (5.1%):
82,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20, Callable 12/15/19 @ 100	81,850
102,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	103,196
500,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100	502,544
161,000	AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 7/1/20 @ 100	168,107
316,000	BPG Subsidiary, Inc., 3.88%, 8/15/22, Callable 6/15/22 @ 100	308,377
279,000	Brandywine Operating Partners LP, 4.95%, 4/15/18, Callable 3/15/18 @ 100	290,890
357,000	Brandywine Operating Partners LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	354,217
394,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	390,081
394,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	392,186
134,000	Camden Property Trust, 2.95%, 12/15/22	132,850
255,000	Corporate Office Properties Trust, 3.70%, 6/15/21, Callable 4/15/21 @ 100	253,259
224,000	Corporate Office Properties Trust, 5.00%, 7/1/25, Callable 4/1/25 @ 100	225,893
1,114,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100	1,181,887
218,000	DDR Corp., 3.63%, 2/1/25, Callable 11/1/24 @ 100	210,903
173,000	DDR Corp., 4.25%, 2/1/26, Callable 11/1/25 @ 100^	175,779
315,000	Digital Realty Trust LP, 3.95%, 7/1/22	320,739
329,000	Digital Realty Trust LP, 4.75%, 10/1/25, Callable 7/1/25 @ 100	334,957
458,000	Digital Realty Trust, Inc., 3.40%, 10/1/20, Callable 9/1/20 @ 100	468,215
700,000	Duke Realty Corp., 4.38%, 6/15/22, Callable 3/15/22 @ 100	737,196
256,000	Duke Realty Corp., 3.88%, 10/15/22, Callable 7/15/22 @ 100	261,030
183,000	Duke Realty Corp., 3.63%, 4/15/23, Callable 1/15/23 @ 100	183,985
146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	144,731
70,000	Equity Commonwealth, 5.88%, 9/15/20, Callable 3/15/20 @ 100	76,144
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	501,444

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$ 1,000,000	Government Properties Income Trust, 3.75%, 8/15/19, Callable 7/5/19 @ 100^	$1,022,683
500,000	HCP, Inc., 3.15%, 8/1/22, Callable 5/1/22 @ 100^	478,576
800,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/15/24 @ 100	772,116
143,000	Health Care REIT, Inc., 2.25%, 3/15/18	143,787
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	524,619
307,000	Health Care REIT, Inc., 4.00%, 6/1/25, Callable 3/1/25 @ 100	307,168
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	136,049
1,000,000	Liberty Property LP, 4.13%, 6/15/22, Callable 3/15/22 @ 100	1,041,439
184,000	Liberty Property LP, 3.38%, 6/15/23, Callable 3/15/23 @ 100	181,779
250,000	Mack-Cali Realty LP, 2.50%, 12/15/17	249,633
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	484,515
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	346,865
113,000	Mid-America Apartment Communities, Inc., 4.00%, 11/15/25, Callable 8/15/25 @ 100^	115,351
1,573,000	Mid-America Apartments LP, 4.30%, 10/15/23, Callable 7/15/23 @ 100	1,657,480
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100	128,329
128,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	124,275
526,000	Omega Healthcare Investors, Inc., 5.25%, 1/15/26, Callable 10/15/25 @ 100	536,352
1,628,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,557,991
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	69,828
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	69,850
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	98,974
2,200,000	Sabra Healthcare REIT, Inc., 5.50%, 2/1/21, Callable 2/1/17 @ 104	2,211,000
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	164,592
275,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	276,585
111,000	Ventas Realty LP/Capital Corp., 4.00%, 4/30/19, Callable 1/30/19 @ 100	116,464
133,000	Ventas Realty LP/Capital Corp., 3.50%, 2/1/25, Callable 11/1/24 @ 100	130,701
79,000	Ventas Realty LP/Capital Corp., 4.38%, 2/1/45, Callable 8/1/44 @ 100	72,470
151,000	Ventas, Inc., 4.13%, 1/15/26, Callable 10/15/25 @ 100	155,056

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$ 67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	$66,678
545,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 12/1/24 @ 100	513,525

		21,555,190

Real Estate Management & Development (0.4%):
1,625,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 103	1,661,922

Road & Rail (0.2%):
1,000,000	Hertz Corp., 6.75%, 4/15/19, Callable 4/15/19 @ 101.69	1,014,490

Technology Hardware, Storage & Peripherals (0.3%):
441,000	Hewlett-Packard Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100(a)	458,571
441,000	Hewlett-Packard Co., 4.90%, 10/15/25, Callable 7/15/25 @ 100^(a)	453,862
441,000	Hewlett-Packard Co., 6.35%, 10/15/45, Callable 4/15/45 @ 100(a)	433,406

		1,345,839

Tobacco (0.7%):
212,000	Altria Group, Inc., 4.00%, 1/31/24	233,351
94,000	Reynolds American, Inc., 3.25%, 6/12/20^	98,301
320,000	Reynolds American, Inc., 4.00%, 6/12/22	347,745
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	255,256
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	140,336
600,000	Reynolds American, Inc., 7.25%, 6/15/37	779,611
923,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/12/45 @ 100	1,127,132

		2,981,732

Trading Companies & Distributors (0.7%):
200,000	Air Lease Corp., 2.13%, 1/15/18^	198,000
442,000	Air Lease Corp., 2.63%, 9/4/18, Callable 8/4/18 @ 100	439,210
334,000	Air Lease Corp., 4.75%, 3/1/20	348,863
379,000	Air Lease Corp., 3.88%, 4/1/21, Callable 3/1/21 @ 100^	385,159
471,000	Air Lease Corp., 3.75%, 2/1/22, Callable 12/1/21 @ 100	468,932
1,331,000	Air Lease Corp., 4.25%, 9/15/24, Callable 6/15/24 @ 100	1,314,362

		3,154,526

Total Corporate Bonds (Cost $161,422,565)		157,328,517

Yankee Dollars (16.0%):
Airlines (0.5%):
1,000,000	Air Canada, 6.75%, 10/1/19, Callable 10/1/16 @ 103(a)	1,035,000
1,100,000	Air Canada, 7.75%, 4/15/21(a)	1,083,500

		2,118,500

Banks (2.4%):
430,000	Barclays plc, 3.25%, 1/12/21^	428,205
585,000	Barclays plc, 4.38%, 1/12/26	574,072
205,000	HSBC Holdings plc, 4.25%, 3/14/24	207,129
656,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	636,648
530,000	Rabobank Nederland, 4.38%, 8/4/25^	545,687
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(a)	207,436

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$ 490,000	Royal Bank of Canada, 4.65%, 1/27/26^	$498,410
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,704,954
452,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	462,959
1,659,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	1,680,235
2,212,000	Royal Bank of Scotland Group plc, 5.13%, 5/28/24	2,126,595

		10,072,330

Capital Markets (0.7%):
470,000	Credit Suisse Group AG, 2.75%, 3/26/20	463,816
670,000	Credit Suisse Group AG, 3.80%, 9/15/22	666,834
470,000	Credit Suisse Group AG, 3.75%, 3/26/25^	448,993
42,000	Credit Suisse, NY, 6.00%, 2/15/18	44,768
979,000	Deutsche Bank AG, 4.50%, 4/1/25^	850,899
491,000	UBS Group AG, 4.13%, 9/24/25(a)	491,700

		2,967,010

Commercial Services & Supplies (0.2%):
1,000,000	GardaWorld Security Corp., 7.25%, 11/15/21, Callable 11/15/16 @ 105(a)	770,000

Containers & Packaging (0.2%):
870,487	Ardagh Finance Holdings SA, Registered Shares, 8.63%, 6/15/19, Callable 6/15/16 @ 104(a)	840,020

Diversified Financial Services (1.2%):
365,000	Banco Nacional de Desenvolvimento Economico, 3.38%, 9/26/16(a)	363,978
754,000	Banco Nacional de Desenvolvimento Economico, 6.37%, 6/16/18^(a)	777,736
1,820,000	Banco Nacional de Desenvolvimento Economico, 4.00%, 4/14/19(a)	1,752,659
126,000	Banco Nacional de Desenvolvimento Economico, 6.50%, 6/10/19(a)	129,906
966,000	Banco Nacional de Desenvolvimento Economico, 5.50%, 7/12/20^(a)	957,548
334,000	Banco Nacional de Desenvolvimento Economico, 5.75%, 9/26/23^(a)	321,876
462,000	Imperial Tobacco Group plc, 3.75%, 7/21/22, Callable 5/21/22 @ 100(a)	482,330
462,000	Imperial Tobacco Group plc, 4.25%, 7/21/25, Callable 4/21/25 @ 100(a)	491,386

		5,277,419

Diversified Telecommunication Services (0.6%):
1,000,000	Altice SA, 9.88%, 12/15/20, Callable 12/15/16 @ 104.94(a)	1,075,000
1,000,000	Columbus International, Inc., 7.38%, 3/30/21, Callable 3/30/18 @ 104(a)	1,065,000

		2,140,000

Energy Equipment & Services (0.3%):
34,000	Noble Holding International, Ltd., 4.00%, 3/16/18	31,582
219,000	Noble Holding International, Ltd., 5.95%, 4/1/25, Callable 1/1/25 @ 100	142,350
212,000	Noble Holding International, Ltd., 6.95%, 4/1/45, Callable 10/1/44 @ 100	118,932

Principal Amount		Fair Value
Yankee Dollars, continued
Energy Equipment & Services, continued
$ 1,000,000	Transocean, Inc., 5.05%, 12/15/16	$997,000

		1,289,864

Food Products (0.5%):
2,150,000	JBS Investments GMBH, 7.75%, 10/28/20, Callable 10/28/17 @ 104(a)	2,128,500

Insurance (0.0%):
200,000	AIA Group, Ltd., 2.25%, 3/11/19(a)	200,825

Machinery (0.0%):
107,000	Ingersoll-Rand Lux Financial Holding, 2.63%, 5/1/20, Callable 4/1/20 @ 100	107,410

Marine (0.1%):
900,000	Navios Maritime Holdings/Finance, 7.38%, 1/15/22, Callable 1/15/17 @ 106(a)	324,000

Media (0.8%):
3,500,000	Altice SA, 7.75%, 5/15/22, Callable 5/15/17 @ 106(a)	3,444,280
314,000	Thomson Reuters Corp., 3.85%, 9/29/24, Callable 6/29/24 @ 100	322,562

		3,766,842

Metals & Mining (0.5%):
200,000	BHP Billiton, Ltd., 6.25%, 10/19/75, Callable 10/19/20 @ 100^(a)(b)	201,750
456,000	BHP Billiton, Ltd., 6.75%, 10/19/75, Callable 10/20/25 @ 100^(a)(b)	456,000
200,000	Codelco, Inc., 4.88%, 11/4/44^(a)	185,938
1,500,000	Codelco, Inc., Registered Shares, 4.88%, 11/4/44^(a)	1,394,535

		2,238,223

Oil, Gas & Consumable Fuels (4.5%):
164,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	159,917
676,000	Canadian Natural Resources, Ltd., 3.90%, 2/1/25, Callable 11/1/24 @ 100	607,582
489,000	Cenovus Energy, Inc., 5.70%, 10/15/19	490,720
330,000	Empresa Nacional del Petroleo, 4.38%, 10/30/24(a)	330,766
385,000	Petrobras Global Finance BV, 2.24%, 5/20/16(b)	383,653
1,166,000	Petrobras Global Finance BV, 3.25%, 3/17/17	1,144,138
1,080,000	Petrobras Global Finance BV, 3.00%, 1/15/19^	928,178
2,613,000	Petrobras Global Finance BV, 4.88%, 3/17/20^	2,174,538
234,000	Petrobras Global Finance BV, 4.38%, 5/20/23^	170,750
823,000	Petrobras Global Finance BV, 5.63%, 5/20/43	534,950
1,793,000	Petrobras Global Finance BV, 7.25%, 3/17/44	1,340,267
1,000,000	Petrobras International Finance Co., 3.50%, 2/6/17	984,200
206,000	Petrobras International Finance Co., 5.88%, 3/1/18	197,719
1,087,000	Petrobras International Finance Co., 5.75%, 1/20/20	944,331
3,241,000	Petrobras International Finance Co., 5.38%, 1/27/21	2,679,108
450,000	Petroleos Mexicanos, 3.50%, 7/18/18	456,075

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$ 237,000	Petroleos Mexicanos, 8.00%, 5/3/19	$264,006
151,000	Petroleos Mexicanos, 6.00%, 3/5/20	159,683
515,000	Petroleos Mexicanos, 3.50%, 7/23/20^	504,700
285,000	Petroleos Mexicanos, 3.50%, 1/30/23	258,281
1,169,000	Petroleos Mexicanos, 4.88%, 1/18/24	1,145,912
694,000	Petroleos Mexicanos, 4.50%, 1/23/26	646,461
696,000	Petroleos Mexicanos, 6.50%, 6/2/41	655,284
1,761,000	Petroleos Mexicanos, 5.50%, 6/27/44	1,463,215
673,000	Petroleos Mexicanos, 5.63%, 1/23/46	565,589

		19,190,023

Paper & Forest Products (0.3%):
1,100,000	Sappi, Ltd., 6.63%, 4/15/21(a)	1,137,587

Pharmaceuticals (0.4%):
230,000	Actavis Funding SCS, 2.45%, 6/15/19	232,492
200,000	Perrigo Co. plc, 2.30%, 11/8/18	199,808
200,000	Perrigo Finance plc, 3.50%, 12/15/21, Callable 10/15/21 @ 100	203,861
200,000	Perrigo Finance plc, 3.90%, 12/15/24, Callable 9/15/24 @ 100	198,963
1,210,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06^(a)	931,700

		1,766,824

Sovereign Bonds (1.8%):
900,000	Dominican Republic, 5.50%, 1/27/25(a)	900,000
255,000	Italy Government International Bond, 5.38%, 6/12/17	266,230
4,500,000	Republic of Argentina, 7.00%, 4/17/17(c)	4,684,500
1,500,000	Republic of Belarus, 8.95%, 1/26/18(a)	1,560,000

		7,410,730

Trading Companies & Distributors (0.6%):
900,000	Aercap Ireland Capital, Ltd./ and AerCap Global Aviation Trust, 5.00%, 10/1/21^	931,500
1,450,000	Aercap Ireland Capital, Ltd./ and AerCap Global Aviation Trust, 4.63%, 7/1/22^	1,479,000

		2,410,500

Wireless Telecommunication Services (0.4%):
2,100,000	Digicel Group, Ltd., 8.25%, 9/30/20, Callable 9/30/16 @ 104(a)	1,800,750

Total Yankee Dollars (Cost $73,008,137)		67,957,357

Municipal Bonds (4.3%):
California (0.7%):
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	14,720
15,000	California State, Build America Bonds, GO, 7.63%, 3/1/40	22,956
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	674,424
400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	584,720
1,125,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	1,722,420

		3,019,240

Illinois (3.6%):
125,000	Illinois State, GO, 4.95%, 6/1/23	130,451
5,665,000	Illinois State, GO, 5.10%, 6/1/33	5,297,625

Principal Amount		Fair Value
Municipal Bonds
Illinois, continued
$ 1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	$2,114,104
240,000	Illinois State, GO, 4.35%, 6/1/18	245,114
1,340,000	Illinois State, GO, 5.88%, 3/1/19	1,454,637
420,000	Illinois State, GO, 4.00%, 12/1/20	430,676
15,000	Illinois State, GO, 5.37%, 3/1/17	15,452
645,000	Illinois State, GO, 5.67%, 3/1/18	679,727
220,000	Illinois State, Build America Bonds, GO, 6.20%, 7/1/21	231,444
105,000	Chicago Illinois, Taxable Project, GO, Series B, 5.43%, 1/1/42	87,279
770,000	Chicago Illinois, Taxable Project, GO, Series B, 6.31%, 1/1/44	698,891
80,000	Chicago Illinois, GO, Series B, 5.63%, 1/1/22	80,610
395,000	Chicago Illinois, Taxable Project, GO, Series C1, 7.78%, 1/1/35	421,141
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	463,845
10,000	Illinois State, Build America Bonds, GO, Series 3, 5.55%, 4/1/19	10,672
2,500,000	Illinois State Finance Authority Revenue, Series A, 4.55%, 10/1/18	2,553,525
315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	339,913

		15,255,106

Total Municipal Bonds (Cost $18,437,074)		18,274,346

U.S. Government Agency Mortgages (18.4%):
Federal Home Loan Mortgage Corporation (5.0%)
550,688	4.00%, 6/1/33, Pool #G30718	593,986
190,759	3.50%, 4/1/40, Pool #V81744	200,024
196,020	3.50%, 5/1/40, Pool #V81750	205,541
318,482	3.50%, 6/1/40, Pool #V81792	333,967
153,108	3.50%, 8/1/40, Pool #V81886	160,568
137,785	3.50%, 9/1/40, Pool #V81958	144,479
1,385,230	4.00%, 1/1/41, Pool #A96413	1,482,282
1,129,975	4.00%, 2/1/41, Pool #A96807	1,209,119
144,197	4.50%, 3/1/41, Pool #A97673	157,127
230,905	4.50%, 4/1/41, Pool #A97942	251,590
591,337	5.00%, 6/1/41, Pool #G06596	663,792
105,817	3.50%, 8/1/42, Pool #Q10434	110,893
106,774	3.50%, 8/1/42, Pool #Q10164	111,896
82,912	3.50%, 8/1/42, Pool #Q10392	86,889
110,040	3.50%, 8/1/42, Pool #Q10047	115,318
119,537	3.50%, 9/1/42, Pool #Q11244	125,271
73,110	3.50%, 11/1/42, Pool #G07231	76,617
86,357	4.00%, 11/1/42, Pool #Q13121	92,966
791,034	3.50%, 4/1/43, Pool #Q17209	828,921
972,319	3.50%, 4/1/43, Pool #G07921	1,019,454
175,810	4.00%, 5/1/43, Pool #Q18481	189,219
82,128	4.00%, 7/1/43, Pool #Q19597	88,392
89,405	4.00%, 10/1/43, Pool #Q22499	96,077
901,206	3.00%, 10/1/43, Pool #G08553	924,011
178,313	4.00%, 1/1/44, Pool #V80950	191,601
599,111	4.00%, 1/1/45, Pool #Q30720	640,534
98,003	3.50%, 3/1/45, Pool #Q32328	102,997
97,146	3.50%, 3/1/45, Pool #Q31974	102,097
196,008	3.50%, 3/1/45, Pool #Q32008	205,996
520,186	3.50%, 5/1/45, Pool #Q33547	545,572
61,688	3.00%, 5/1/45, Pool #Q33468	63,214
4,348,766	3.00%, 5/1/45, Pool #G08640	4,456,336
550,640	3.50%, 6/1/45, Pool #Q34164	577,511
387,233	3.00%, 6/1/45, Pool #Q34156	396,811
588,542	3.50%, 6/1/45, Pool #Q34311	618,531
86,484	3.50%, 6/1/45, Pool #Q33791	90,704

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 297,467	3.00%, 6/1/45, Pool #Q37547	$305,071
100,072	3.00%, 7/1/45, Pool #Q34759	102,631
36,513	3.00%, 7/1/45, Pool #Q34979	37,458
195,855	4.00%, 8/1/45, Pool #Q35845	209,571
1,380,288	3.50%, 11/1/45, Pool #G08676	1,445,985
39,826	4.00%, 11/1/45, Pool #Q38812	42,609
59,870	4.00%, 2/1/46, Pool #Q38783	64,055
3,000,000	3.00%, 4/15/46	3,071,718

		22,539,401

Federal National Mortgage Association (9.6%)
88,562	2.50%, 10/1/28, Pool #AU2669	91,818
683,971	3.50%, 9/1/29, Pool #AL5878	730,554
2,742,330	3.50%, 11/1/30, Pool #AL7688	2,915,972
7,107	4.50%, 7/1/33, Pool #720240	7,748
13,519	4.50%, 7/1/33, Pool #729327	14,880
17,466	4.50%, 8/1/33, Pool #729713	19,267
12,705	4.50%, 8/1/33, Pool #723124	13,982
30,479	4.50%, 8/1/33, Pool #726956	33,618
15,985	4.50%, 8/1/33, Pool #727160	17,632
23,944	4.50%, 8/1/33, Pool #726928	26,413
14,220	4.50%, 8/1/33, Pool #727029	15,682
81,954	4.50%, 8/1/33, Pool #729380	90,386
56,671	4.50%, 9/1/33, Pool #727147	62,511
21,732	4.50%, 9/1/33, Pool #734922	23,967
70,910	4.50%, 12/1/33, Pool #AL5321	78,237
38,129	3.50%, 1/1/34, Pool #AS1614	40,309
188,696	3.50%, 1/1/34, Pool #AS1612	199,492
86,737	3.50%, 1/1/34, Pool #AS1406	91,689
256,909	3.50%, 1/1/34, Pool #AS1611	271,647
61,318	6.00%, 10/1/34, Pool #AL2130	71,548
419,402	5.50%, 11/1/34, Pool #725946	474,765
203,702	5.50%, 1/1/35, Pool #735141	230,657
128,641	4.50%, 9/1/35, Pool #AB8198	141,817
104,437	5.50%, 9/1/36, Pool #AD0500	118,248
691,028	6.00%, 1/1/37, Pool #932030	788,469
149,342	6.00%, 3/1/37, Pool #889506	170,561
188,134	6.00%, 1/1/38, Pool #889371	218,312
65,436	6.00%, 3/1/38, Pool #889219	76,058
36,947	6.00%, 7/1/38, Pool #889733	42,908
225,505	4.50%, 3/1/39, Pool #AB0051	248,844
893,588	4.50%, 4/1/39, Pool #AB0043	985,836
987,392	5.00%, 6/1/39, Pool #AL7521	1,093,466
363,738	5.00%, 6/1/39, Pool #AL7550	402,564
252,829	6.00%, 5/1/40, Pool #AL2129	293,192
62,847	4.00%, 12/1/40, Pool #AE7856	67,332
144,697	4.00%, 12/1/40, Pool #AA4757	155,027
177,523	4.50%, 8/1/41, Pool #AI8715	194,382
195,604	4.00%, 9/1/41, Pool #AJ0784	209,586
693,137	4.00%, 10/1/41, Pool #AL2512	742,730
22,552	6.00%, 1/1/42, Pool #AL2128	26,118
747,124	4.00%, 3/1/42, Pool #AK6740	807,214
136,369	4.00%, 4/1/42, Pool #AK5549	146,913
216,560	4.50%, 4/1/42, Pool #AO0186	236,094
40,076	4.00%, 4/1/42, Pool #AK6908	43,173
169,773	4.50%, 4/1/42, Pool #AK8453	184,957
146,511	4.50%, 6/1/42, Pool #AO6381	159,489
159,726	4.50%, 7/1/42, Pool #AO5544	173,753
758,090	4.00%, 8/1/42, Pool #AP2138	819,068
164,667	3.50%, 9/1/42, Pool #AP4100	173,047
182,708	4.50%, 10/1/42, Pool #AP9743	199,536
43,714	3.50%, 12/1/42, Pool #AQ9054	45,939
139,189	4.00%, 1/1/43, Pool #AL7804	150,356
200,880	3.50%, 1/1/43, Pool #AQ9328	211,513
1,122,659	3.00%, 1/1/43, Pool #AL3181	1,154,444
44,682	3.50%, 2/1/43, Pool #AR1797	46,956

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 435,092	2.50%, 2/1/43, Pool #AB8465	$433,690
353,914	3.00%, 2/1/43, Pool #AB7846	363,852
50,009	3.50%, 3/1/43, Pool #AR7567	52,546
129,060	3.50%, 3/1/43, Pool #AL3409	135,667
51,941	3.50%, 3/1/43, Pool #AR6751	54,581
764,164	3.00%, 5/1/43, Pool #AT2720	788,074
349,625	3.00%, 6/1/43, Pool #AT5691	359,380
137,569	3.00%, 6/1/43, Pool #AU5339	141,421
329,280	3.00%, 6/1/43, Pool #AR7110	338,477
320,387	3.00%, 7/1/43, Pool #AU2555	329,335
251,114	3.50%, 8/1/43, Pool #AL7261	264,328
523,981	3.00%, 9/1/43, Pool #AL5059	538,789
313,608	3.50%, 3/1/44, Pool #AL7377	330,787
632,305	3.00%, 6/1/44, Pool #AL7195	650,173
772,481	5.00%, 11/1/44, Pool #AL7307	856,061
61,407	4.00%, 12/1/44, Pool #AW9502	65,798
291,057	4.00%, 12/1/44, Pool #AX8459	312,650
50,073	4.00%, 12/1/44, Pool #AY0045	53,501
578,804	4.00%, 3/1/45, Pool #AL6541	621,840
144,465	3.50%, 3/1/45, Pool #AY5352	152,070
154,947	3.00%, 5/1/45, Pool #AS4972	159,059
146,015	3.50%, 5/1/45, Pool #AY9074	153,702
247,849	3.50%, 5/1/45, Pool #AY9287	260,872
211,749	3.50%, 5/1/45, Pool #AZ1192	222,875
95,663	4.00%, 5/1/45, Pool #AZ1876	102,494
200,316	3.50%, 5/1/45, Pool #AY9324	210,841
144,191	3.50%, 5/1/45, Pool #AZ0727	151,781
335,619	3.50%, 5/1/45, Pool #AY9408	353,288
2,068,840	3.50%, 6/1/45, Pool #AS5177	2,170,141
1,703,919	3.50%, 6/1/45, Pool #AY5622	1,793,618
489,161	5.00%, 6/1/45, Pool #AZ3448	542,756
100,318	4.00%, 6/1/45, Pool #AZ3341	107,509
269,818	3.50%, 7/1/45, Pool #AZ3198	283,995
866,973	3.50%, 7/1/45, Pool #AZ0814	910,706
481,504	4.00%, 7/1/45, Pool #AZ1783	516,016
884,578	4.00%, 7/1/45, Pool #AZ0833	947,978
139,857	3.00%, 8/1/45, Pool #AZ8288	143,569
60,801	3.50%, 8/1/45, Pool #AZ7125	63,778
290,968	3.50%, 8/1/45, Pool #AY8424	305,645
54,354	3.00%, 8/1/45, Pool #AZ3728	55,797
331,567	3.00%, 8/1/45, Pool #AS5634	340,366
1,267,302	4.00%, 10/1/45, Pool #AL7593	1,362,030
592,882	4.00%, 10/1/45, Pool #AL7413	637,198
571,332	3.00%, 10/1/45, Pool #AZ9252	586,494
99,679	3.50%, 10/1/45, Pool #AZ0079	104,559
562,469	3.50%, 11/1/45, Pool #AZ9524	590,011
136,494	4.00%, 11/1/45, Pool #AZ0560	146,278
88,167	4.00%, 12/1/45, Pool #AS6350	94,757
94,680	3.50%, 12/1/45, Pool #BA5361	99,316
53,489	4.00%, 12/1/45, Pool #BC0997	57,338
199,531	4.00%, 12/1/45, Pool #BA6404	213,894
198,560	4.00%, 1/1/46, Pool #AS6486	213,401
200,000	3.00%, 4/25/46	205,156
3,200,000	4.50%, 4/25/46, Pool #20573	3,481,999
539,279	5.00%, 12/31/49, Pool #310165	597,488

		41,080,401

Government National Mortgage Association (3.8%)
19,410	5.00%, 6/15/34, Pool #629493	21,781
383,787	5.50%, 6/15/35, Pool #783800	429,551
18,294	5.00%, 3/15/38, Pool #676766	20,388
13,362	5.00%, 4/15/38, Pool #672672	14,889
43,721	5.00%, 8/15/38, Pool #687818	48,691
328,250	5.00%, 1/15/39, Pool #705997	362,028
387,477	5.00%, 3/15/39, Pool #646746	431,583
3,043	5.00%, 3/15/39, Pool #697946	3,379

Continued

AZL Pyramis Total Bond Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 530,490	4.00%, 10/15/40, Pool #783143	$568,864
1,201,847	4.50%, 3/20/41, Pool #4978	1,308,164
432,978	4.50%, 5/20/41, Pool #005055	471,263
856,185	4.00%, 5/20/41, Pool #5054	922,338
284,823	4.50%, 6/20/41, Pool #005082	310,008
970,578	4.00%, 10/20/41, Pool #5203	1,044,915
423,438	3.50%, 11/20/41, Pool #5232	448,608
2,537,472	3.50%, 12/20/41, Pool #5258	2,688,631
171,775	3.50%, 7/20/42, Pool #MA0220	182,039
548,166	3.00%, 12/20/42, Pool #MA0624	568,976
97,552	3.00%, 1/20/43, Pool #MA0698	101,255
1,238,219	3.50%, 2/20/43, Pool #MA0783	1,312,212
67,167	3.50%, 4/20/43, Pool #MA0934	71,166
1,054,716	3.50%, 4/20/43, Pool #783976	1,117,742
912,091	4.00%, 7/20/45, Pool #MA2962	975,766
429,068	3.50%, 8/20/45, Pool #MA3034	454,038
663,160	Class JA, Series 2015-H21, 2.50%, 6/20/65	675,424

		14,553,699

Total U.S. Government Agency Mortgages (Cost $77,284,905)		78,173,501

U.S. Treasury Obligations (11.4%):
U.S. Treasury Bonds (2.6%)
7,474,000	3.00%, 5/15/45	8,060,537
2,929,000	3.00%, 11/15/45	3,162,061

		11,222,598

U.S. Treasury Inflation Index Bonds (4.5%)
2,238,000	0.25%, 1/15/25	2,257,440
5,000,000	0.63%, 1/15/26	5,211,834
4,930,000	1.38%, 2/15/44	5,610,567
6,447,000	0.75%, 2/15/45	6,275,374

		19,355,215

U.S. Treasury Notes (4.3%)
11,230,000	0.88%, 11/30/17	11,257,637
3,468,000	1.25%, 3/31/21	3,471,114
3,367,000	1.50%, 2/28/23	3,357,629

		18,086,380

Total U.S. Treasury Obligations (Cost $47,654,459)		48,664,193

Securities Held as Collateral for Securities on Loan (6.2%):
26,438,950	AZL Pyramis Total Bond Fund Securities Lending Collateral Account(d)	26,438,950

Total Securities Held as Collateral for Securities on Loan (Cost $26,438,950)		26,438,950

Shares		Fair Value
Unaffiliated Investment Company (1.8%):
7,555,578	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(c)	7,555,578

Total Unaffiliated Investment Company (Cost $7,555,578)		7,555,578

Total Investment Securities (Cost $464,423,318)(e) - 106.9%		454,470,877
Net other assets (liabilities) - (6.9)%		(29,373,843)

Net Assets - 100.0%		$425,097,034

Percentages indicated are based on net assets as of March 31, 2016.

MTN     -     Medium Term Note

^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $24,558,726.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at March 31, 2016. The date presented represents the final maturity date.
(c)	The rate represents the effective yield at March 31, 2016.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2016:

Country	Percentage
Argentina	1.0%
Australia	0.1%
Austria	0.7%
Barbados	0.2%
Belarus	0.3%
Bermuda	0.4%
Brazil	0.9%
Canada	1.3%
Cayman Islands	1.3%
Chile	0.4%
Dominican Republic	0.2%
Germany	0.2%
Guernsey	0.3%
Hong Kong	—	%NM
Ireland	0.7%
Italy	0.2%
Jersey	0.1%
Luxembourg	1.3%
Marshall Islands	0.1%
Mexico	1.4%
Netherlands	1.7%
Switzerland	—	%NM
United Kingdom	2.2%
United States	85.0%

	100.0%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (96.9%):
Aerospace & Defense (2.7%):
1,006	BE Aerospace, Inc.	$46,397
6,197	Boeing Co. (The)^	786,647
207	BWX Technologies, Inc.	6,947
801	General Dynamics Corp.	105,227
921	Hexcel Corp.^	40,257
7,434	Honeywell International, Inc.	832,981
461	Huntington Ingalls Industries, Inc.	63,129
1,853	Lockheed Martin Corp.	410,440
526	Northrop Grumman Corp.	104,095
1,254	Rockwell Collins, Inc.^	115,631
1,167	Spirit AeroSystems Holdings, Inc., Class A*	52,935
587	Textron, Inc.	21,402
505	TransDigm Group, Inc.*^	111,272
733	United Technologies Corp.	73,373

		2,770,733

Air Freight & Logistics (1.0%):
1,382	C.H. Robinson Worldwide, Inc.^	102,586
1,813	Expeditors International of Washington, Inc.^	88,493
924	FedEx Corp.	150,353
6,670	United Parcel Service, Inc., Class B	703,485

		1,044,917

Airlines (1.2%):
1,229	Alaska Air Group, Inc.^	100,803
5,980	American Airlines Group, Inc.	245,240
7,769	Delta Air Lines, Inc.	378,194
1,089	JetBlue Airways Corp.*^	23,000
6,332	Southwest Airlines Co.	283,674
690	Spirit Airlines, Inc.*	33,106
3,411	United Continental Holdings, Inc.*^	204,182

		1,268,199

Auto Components (0.4%):
2,144	BorgWarner, Inc.^	82,330
2,736	Delphi Automotive plc	205,255
1,363	Gentex Corp.^	21,385
1,359	Johnson Controls, Inc.	52,960
558	Lear Corp.	62,033
383	Visteon Corp.	30,483

		454,446

Automobiles (0.3%):
998	Harley-Davidson, Inc.^	51,227
924	Tesla Motors, Inc.*^	212,308
433	Thor Industries, Inc.	27,612

		291,147

Banks (0.1%):
441	Signature Bank*	60,029
305	SVB Financial Group*	31,125

		91,154

Beverages (3.9%):
237	Brown-Forman Corp., Class A^	25,286
1,030	Brown-Forman Corp., Class B^	101,424
37,287	Coca-Cola Co. (The)	1,729,744
2,208	Coca-Cola Enterprises, Inc.	112,034
1,558	Constellation Brands, Inc., Class A	235,398
1,817	Dr Pepper Snapple Group, Inc.	162,476
1,418	Monster Beverage Corp.*^	189,133
14,044	PepsiCo, Inc.	1,439,229

		3,994,724

Biotechnology (5.8%):
15,747	AbbVie, Inc.	899,469
242	Agios Pharmaceuticals, Inc.*^	9,825
2,054	Alexion Pharmaceuticals, Inc.*	285,958
1,166	Alkermes plc*	39,866
575	Alnylam Pharmaceuticals, Inc.*^	36,093

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
7,228	Amgen, Inc.	$1,083,694
3,275	Baxalta, Inc.	132,310
2,119	Biogen Idec, Inc.*	551,618
1,519	BioMarin Pharmaceutical, Inc.*	125,287
339	Bluebird Bio, Inc.*	14,408
7,540	Celgene Corp.*	754,679
13,008	Gilead Sciences, Inc.	1,194,914
1,483	Incyte Corp.*	107,473
151	Intercept Pharmaceuticals, Inc.*^	19,399
465	Intrexon Corp.	15,759
1,135	Ionis Pharmaceuticals, Inc.*	45,968
116	Juno Therapeutics, Inc.*	4,418
1,492	Medivation, Inc.*	68,602
2,868	OPKO Health, Inc.*^	29,799
232	Puma Biotechnology, Inc.*^	6,814
744	Regeneron Pharmaceuticals, Inc.*	268,167
1,000	Seattle Genetics, Inc.*^	35,090
438	United Therapeutics Corp.*^	48,806
2,310	Vertex Pharmaceuticals, Inc.*	183,622

		5,962,038

Building Products (0.4%):
704	A.O. Smith Corp.	53,722
909	Allegion plc	57,912
239	Armstrong World Industries, Inc.*	11,560
518	Fortune Brands Home & Security, Inc.^	29,029
384	Lennox International, Inc.^	51,913
3,303	Masco Corp.	103,879
876	USG Corp.*^	21,734

		329,749

Capital Markets (1.1%):
519	Affiliated Managers Group, Inc.*	84,286
1,333	Ameriprise Financial, Inc.	125,315
345	Artisan Partners Asset Management, Inc.	10,640
1,148	Bank of New York Mellon Corp. (The)	42,281
378	BlackRock, Inc., Class A+	128,735
7,710	Charles Schwab Corp. (The)	216,033
1,106	Eaton Vance Corp.^	37,073
879	Federated Investors, Inc., Class B	25,359
49	Interactive Brokers Group, Inc., Class A^	1,927
496	Invesco, Ltd.	15,262
1,194	Lazard, Ltd., Class A	46,327
310	Legg Mason, Inc.	10,751
726	LPL Financial Holdings, Inc.	18,005
1,823	NorthStar Asset Management Group, Inc.^	20,691
1,320	SEI Investments Co.^	56,826
2,469	T. Rowe Price Group, Inc.^	181,373
2,156	TD Ameritrade Holding Corp.	67,979
743	Waddell & Reed Financial, Inc., Class A^	17,490

		1,106,353

Chemicals (2.8%):
1,675	Air Products & Chemicals, Inc.^	241,284
146	Airgas, Inc.	20,679
63	Ashland, Inc.^	6,927
945	Axalta Coating Systems, Ltd.*	27,594
106	Celanese Corp., Series A	6,943
2,230	CF Industries Holdings, Inc.	69,888
811	Chemours Co. (The)	5,677
1,395	Dow Chemical Co. (The)	70,950
3,980	E.I. du Pont de Nemours & Co.	252,014
346	Eastman Chemical Co.	24,992

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
2,513	Ecolab, Inc.	$280,250
916	FMC Corp.^	36,979
690	GCP Applied Technologies, Inc.*	13,759
1,207	Huntsman Corp.^	16,053
767	International Flavor & Fragrances, Inc.	87,262
3,468	LyondellBasell Industries NV, Class A	296,791
4,174	Monsanto Co.	366,226
81	NewMarket Corp.^	32,097
191	Platform Speciality Products Corp.*	1,643
2,576	PPG Industries, Inc.	287,197
2,276	Praxair, Inc.^	260,488
1,263	RPM International, Inc.	59,778
375	Scotts Miracle-Gro Co. (The)	27,289
768	Sherwin Williams Co.	218,627
770	Valspar Corp. (The)^	82,405
690	W.R. Grace & Co.*	49,114

		2,842,906

Commercial Services & Supplies (0.4%):
857	Cintas Corp.	76,966
364	Clean Harbors, Inc.*	17,960
1,066	Copart, Inc.*^	43,461
1,059	Covanta Holding Corp.^	17,855
462	KAR Auction Services, Inc.	17,621
705	Pitney Bowes, Inc.	15,186
1,002	R.R. Donnelley & Sons Co.	16,433
896	Rollins, Inc.^	24,300
806	Stericycle, Inc.*^	101,708
3,487	Tyco International plc	128,008
373	Waste Management, Inc.	22,007

		481,505

Communications Equipment (0.4%):
314	Arista Networks, Inc.*	19,813
653	ARRIS International plc*^	14,967
453	CommScope Holding Co., Inc.*	12,648
682	F5 Networks, Inc.*	72,190
192	Harris Corp.	14,949
678	Juniper Networks, Inc.	17,296
1,675	Motorola Solutions, Inc.	126,797
729	Palo Alto Networks, Inc.*^	118,929

		397,589

Construction & Engineering (0.0%):
193	Aecom Technology Corp.*^	5,942
291	Quanta Services, Inc.*	6,566
12	Valmont Industries, Inc.^	1,486

		13,994

Construction Materials (0.1%):
471	Eagle Materials, Inc., Class A^	33,022
92	Martin Marietta Materials, Inc.^	14,675
169	Vulcan Materials Co.	17,841

		65,538

Consumer Finance (0.1%):
346	Ally Financial, Inc.*^	6,477
1,513	American Express Co.^	92,899
78	Credit Acceptance Corp.*	14,161
648	LendingClub Corp.*	5,378
28	Santander Consumer USA Holdings, Inc.*^	294
3,693	SLM Corp.*	23,487

		142,696

Containers & Packaging (0.5%):
113	AptarGroup, Inc.	8,860
802	Avery Dennison Corp.^	57,832

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
1,306	Ball Corp.	$93,105
104	Bemis Co., Inc.	5,385
575	Crown Holdings, Inc.*	28,514
1,770	Graphic Packaging Holding Co.	22,745
3,789	International Paper Co.^	155,501
99	Owens-Illinois, Inc.*^	1,580
928	Packaging Corp. of America^	56,051
1,877	Sealed Air Corp.	90,115
385	Silgan Holdings, Inc.	20,470
236	WestRock Co.^	9,211

		549,369

Distributors (0.2%):
1,340	Genuine Parts Co.	133,143
2,882	LKQ Corp.*	92,022

		225,165

Diversified Consumer Services (0.1%):
2,092	H&R Block, Inc.	55,271
1,915	Service Corp. International^	47,262
969	ServiceMaster Global Holdings, Inc.*^	36,512

		139,045

Diversified Financial Services (0.9%):
1,146	Berkshire Hathaway, Inc., Class B*	162,594
791	CBOE Holdings, Inc.^	51,676
392	FactSet Research Systems, Inc.^	59,400
397	IntercontinentalExchange, Inc.	93,351
428	Leucadia National Corp.	6,921
2,593	McGraw-Hill Cos., Inc. (The)	256,655
1,682	Moody’s Corp.	162,414
182	Morningstar, Inc.^	16,065
974	MSCI, Inc., Class A	72,154

		881,230

Diversified Telecommunication Services (2.3%):
8,507	AT&T, Inc.	333,219
334	Level 3 Communications, Inc.*	17,652
605	SBA Communications Corp., Class A*	60,603
35,981	Verizon Communications, Inc.	1,945,853
1,163	Zayo Group Holdings, Inc.*^	28,191

		2,385,518

Electric Utilities (0.0%):
524	ITC Holdings Corp.	22,831

Electrical Equipment (0.6%):
412	Acuity Brands, Inc.^	89,874
2,289	AMETEK, Inc.	114,404
103	Babcock & Wilcox Enterprises, Inc.*	2,204
4,363	Emerson Electric Co.	237,260
75	Hubbell, Inc.	7,945
24	Regal-Beloit Corp.	1,514
1,275	Rockwell Automation, Inc.^	145,031
555	Solarcity Corp.*^	13,642

		611,874

Electronic Equipment, Instruments & Components (0.4%):
2,927	Amphenol Corp., Class A	169,240
1,249	CDW Corp.	51,834
823	Cognex Corp.	32,056
269	Fitbit, Inc., Class A*	4,075
823	FLIR Systems, Inc.	27,118
85	Ingram Micro, Inc., Class A	3,052
323	IPG Photonics Corp.*	31,034
350	Jabil Circuit, Inc.^	6,745
1,345	Keysight Technologies, Inc.*	37,310
240	National Instruments Corp.	7,226

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
134	Trimble Navigation, Ltd.*	$3,323
1,072	VeriFone Systems, Inc.*^	30,273
491	Zebra Technologies Corp., Class A*^	33,879

		437,165

Energy Equipment & Services (0.1%):
1,425	FMC Technologies, Inc.*	38,988
168	Oceaneering International, Inc.^	5,584
70	RPC, Inc.^	993
1,456	Schlumberger, Ltd.^	107,380

		152,945

Food & Staples Retailing (2.3%):
4,183	Costco Wholesale Corp.	659,157
9,944	CVS Health Corp.	1,031,491
9,328	Kroger Co. (The)^	356,796
5,565	Rite Aid Corp.*	45,355
1,445	Sprouts Farmers Market, Inc.*^	41,963
1,755	Sysco Corp.	82,011
1,230	Walgreens Boots Alliance, Inc.	103,615
2,850	Whole Foods Market, Inc.^	88,664

		2,409,052

Food Products (1.7%):
238	Blue Buffalo Pet Products, Inc.*	6,107
972	Campbell Soup Co.^	62,004
540	ConAgra Foods, Inc.	24,095
1,454	Flowers Foods, Inc.^	26,841
5,667	General Mills, Inc.^	359,004
972	Hain Celestial Group, Inc.*^	39,765
1,381	Hershey Co. (The)^	127,176
2,536	Hormel Foods Corp.^	109,657
86	Ingredion, Inc.	9,184
2,130	Kellogg Co.	163,052
5,634	Kraft Heinz Co. (The)	442,607
1,211	McCormick & Co.	120,470
1,769	Mead Johnson Nutrition Co.^	150,312
53	Pilgrim’s Pride Corp.*^	1,346
137	Tyson Foods, Inc., Class A	9,132
1,659	WhiteWave Foods Co., Class A*^	67,422

		1,718,174

Health Care Equipment & Supplies (1.8%):
511	Alere, Inc.*^	25,862
769	Align Technology, Inc.*	55,899
3,275	Baxter International, Inc.	134,537
1,992	Becton, Dickinson & Co.^	302,424
957	Boston Scientific Corp.*^	18,001
704	C.R. Bard, Inc.^	142,680
312	Cooper Cos., Inc. (The)^	48,039
1,284	DENTSPLY SIRONA, Inc.	79,133
752	Dexcom, Inc.*^	51,068
2,038	Edwards Lifesciences Corp.*	179,772
487	Hill-Rom Holdings, Inc.	24,496
2,330	Hologic, Inc.*	80,385
883	IDEXX Laboratories, Inc.*	69,157
350	Intuitive Surgical, Inc.*	210,367
1,336	ResMed, Inc.^	77,248
1,503	St. Jude Medical, Inc.	82,665
1,623	Stryker Corp.^	174,132
946	Varian Medical Systems, Inc.*^	75,699
103	Zimmer Holdings, Inc.^	10,983

		1,842,547

Health Care Providers & Services (3.4%):
572	Acadia Healthcare Co., Inc.*^	31,523
814	Aetna, Inc.	91,453
1,950	AmerisourceBergen Corp.	168,773
497	Anthem, Inc.	69,078

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
386	Brookdale Senior Living, Inc.*	$6,130
2,834	Cardinal Health, Inc.	232,246
1,204	Centene Corp.*^	74,138
2,447	Cigna Corp.	335,826
480	DaVita, Inc.*	35,222
1,759	Envision Healthcare Holdings, Inc.*	35,884
5,055	Express Scripts Holding Co.*^	347,228
231	HCA Holdings, Inc.*	18,030
793	Henry Schein, Inc.*	136,896
1,314	Humana, Inc.	240,396
314	Laboratory Corp. of America Holdings*	36,779
43	LifePoint Hospitals, Inc.*	2,978
2,202	McKesson Corp.	346,265
510	MEDNAX, Inc.*	32,956
436	Patterson Cos., Inc.^	20,287
365	Premier, Inc., Class A*	12,176
940	Tenet Healthcare Corp.*^	27,194
8,607	UnitedHealth Group, Inc.	1,109,441
153	Universal Health Services, Inc., Class B	19,082
733	VCA Antech, Inc.*	42,287

		3,472,268

Health Care Technology (0.3%):
546	Allscripts Healthcare Solutions, Inc.*^	7,213
365	athenahealth, Inc.*	50,655
2,839	Cerner Corp.*^	150,352
1,263	IMS Health Holdings, Inc.*	33,533
246	Inovalon Holdings, Inc., Class A*^	4,556
650	Veeva Systems, Inc., Class A*^	16,276

		262,585

Hotels, Restaurants & Leisure (3.4%):
1,676	Aramark Holdings Corp.	55,509
544	Brinker International, Inc.^	24,997
295	Chipotle Mexican Grill, Inc.*^	138,936
325	Choice Hotels International, Inc.^	17,566
229	Darden Restaurants, Inc.	15,183
479	Domino’s Pizza, Inc.^	63,161
919	Dunkin’ Brands Group, Inc.^	43,349
580	Extended Stay America, Inc.	9,454
4,921	Hilton Worldwide Holdings, Inc.^	110,821
615	International Game Technology plc^	11,224
3,464	Las Vegas Sands Corp.	179,020
1,858	Marriott International, Inc., Class A^	132,252
8,396	McDonald’s Corp.	1,055,209
279	MGM Resorts International*	5,982
1,144	Norwegian Cruise Line Holdings, Ltd.*^	63,252
220	Panera Bread Co., Class A*^	45,063
686	Six Flags Entertainment Corp.^	38,066
14,270	Starbucks Corp.	851,919
1,619	Starwood Hotels & Resorts Worldwide, Inc.	135,073
1,070	Wyndham Worldwide Corp.^	81,780
682	Wynn Resorts, Ltd.^	63,719
3,880	Yum! Brands, Inc.	317,578

		3,459,113

Household Durables (0.6%):
1,281	D.R. Horton, Inc.	38,725
846	GoPro, Inc., Class A*	10,118
675	Harman International Industries, Inc.^	60,102
2,000	Jarden Corp.*^	117,900
1,306	Leggett & Platt, Inc.^	63,210
642	Lennar Corp., Class A^	31,047

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
37	Lennar Corp., Class B	$1,432
411	Mohawk Industries, Inc.*	78,460
1,283	Newell Rubbermaid, Inc.^	56,824
39	NVR, Inc.*^	67,564
572	Tempur Sealy International, Inc.*^	34,772
568	Toll Brothers, Inc.*^	16,762
373	TopBuild Corp.*	11,093
440	Tupperware Brands Corp.^	25,511
58	Whirlpool Corp.	10,460

		623,980

Household Products (1.1%):
1,240	Church & Dwight Co., Inc.^	114,303
986	Clorox Co. (The)	124,295
7,549	Colgate-Palmolive Co.	533,337
2,745	Kimberly-Clark Corp.	369,230
235	Spectrum Brands Holdings, Inc.^	25,681

		1,166,846

Independent Power and Renewable Electricity Producers (0.0%):
419	Calpine Corp.*	6,356

Industrial Conglomerates (1.2%):
6,038	3M Co., Class B	1,006,112
138	Carlisle Cos., Inc.	13,731
1,091	Danaher Corp.	103,492
365	Roper Industries, Inc.	66,711

		1,190,046

Insurance (0.6%):
42	AmTrust Financial Services^	1,087
2,671	Aon plc	278,985
883	Arthur J. Gallagher & Co.	39,276
230	Erie Indemnity Co., Class A^	21,388
14	Markel Corp.*	12,482
3,047	Marsh & McLennan Cos., Inc.	185,227

		538,445

Internet & Catalog Retail (3.4%):
3,624	Amazon.com, Inc.*	2,151,352
996	Expedia, Inc.^	107,389
4,278	Groupon, Inc.*	17,069
2,109	Liberty Media Corp. - Interactive, Class A*	53,252
1,352	Liberty Ventures, Inc., Series A*	52,890
4,036	Netflix, Inc.*	412,600
494	Priceline Group, Inc. (The)*	636,746
1,063	TripAdvisor, Inc.*^	70,690

		3,501,988

Internet Software & Services (7.1%):
1,692	Akamai Technologies, Inc.*	94,024
2,742	Alphabet, Inc., Class A*	2,091,872
2,797	Alphabet, Inc., Class C*	2,083,625
308	CoStar Group, Inc.*	57,956
11,553	eBay, Inc.*	275,655
20,577	Facebook, Inc., Class A*	2,347,835
229	GoDaddy, Inc., Class A*	7,404
697	IAC/InterActiveCorp	32,815
1,037	LinkedIn Corp., Class A*	118,581
270	Match Group, Inc.*^	2,986
1,976	Pandora Media, Inc.*	17,685
1,104	Rackspace Hosting, Inc.*^	23,835
5,355	Twitter, Inc.*^	88,625
930	VeriSign, Inc.*	82,342
599	Yelp, Inc.*	11,908
243	Zillow Group, Inc., Class A*	6,209
486	Zillow Group, Inc., Class C*^	11,533

		7,354,890

Shares		Fair Value
Common Stocks, continued
IT Services (6.0%):
5,971	Accenture plc, Class A	$689,053
588	Alliance Data Systems Corp.*	129,360
3,588	Automatic Data Processing, Inc.	321,879
177	Black Knight Financial Services, Inc., Class A*	5,492
874	Booz Allen Hamilton Holding Corp.	26,465
1,137	Broadridge Financial Solutions, Inc.	67,435
5,804	Cognizant Technology Solutions Corp., Class A*	363,911
393	CoreLogic, Inc.*	13,637
255	DST Systems, Inc.	28,756
1,158	Fidelity National Information Services, Inc.	73,313
1,321	First Data Corp., Class A*^	17,094
2,121	Fiserv, Inc.*	217,572
870	FleetCor Technologies, Inc.*	129,413
787	Gartner, Inc.*	70,318
1,495	Genpact, Ltd.*	40,649
1,260	Global Payments, Inc.^	82,278
4,791	International Business Machines Corp.	725,597
775	Jack Henry & Associates, Inc.^	65,542
56	Leidos Holdings, Inc.	2,818
9,514	MasterCard, Inc., Class A	899,073
2,681	Paychex, Inc.^	144,801
11,548	PayPal Holdings, Inc.*	445,753
1,062	Sabre Corp.	30,713
228	Square, Inc., Class A*^	3,484
940	Teradata Corp.*^	24,666
1,566	Total System Services, Inc.	74,510
1,359	Vantive, Inc., Class A*	73,223
18,609	Visa, Inc., Class A	1,423,216
4,892	Western Union Co.^	94,367
365	WEX, Inc.*	30,426

		6,314,814

Leisure Products (0.2%):
643	Brunswick Corp.	30,851
857	Hasbro, Inc.	68,646
630	Polaris Industries, Inc.^	62,042
81	Vista Outdoor, Inc.*	4,205

		165,744

Life Sciences Tools & Services (0.7%):
149	Bio-Techne Corp.^	14,083
1,036	Bruker Corp.	29,008
446	Charles River Laboratories International, Inc.*	33,869
1,366	Illumina, Inc.*^	221,443
265	Mettler-Toledo International, Inc.*	91,361
171	PerkinElmer, Inc.^	8,458
711	Quintiles Transnational Holdings, Inc.*	46,286
1,271	Thermo Fisher Scientific, Inc.	179,961
151	VWR Corp.*^	4,086
784	Waters Corp.*	103,425

		731,980

Machinery (1.3%):
911	Allison Transmission Holdings, Inc.	24,579
996	Caterpillar, Inc.	76,234
1,207	Cummins, Inc.^	132,698
542	Deere & Co.^	41,729
1,160	Donaldson Co., Inc.^	37,016
586	Flowserve Corp.^	26,024
524	Graco, Inc.^	43,995
674	IDEX Corp.^	55,861
2,835	Illinois Tool Works, Inc.	290,416

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
180	Ingersoll-Rand plc	$11,162
619	Lincoln Electric Holdings, Inc.^	36,255
544	Middleby Corp. (The)*^	58,083
543	Nordson Corp.^	41,290
3,039	PACCAR, Inc.^	166,202
596	Parker Hannifin Corp.^	66,204
551	Snap-On, Inc.	86,501
128	Stanley Black & Decker, Inc.	13,467
531	Toro Co.^	45,730
518	WABCO Holdings, Inc.*	55,385
916	Wabtec Corp.^	72,630

		1,381,461

Media (5.2%):
568	AMC Networks, Inc., Class A*	36,886
283	Cablevision Systems Corp., Class A	9,339
4,361	CBS Corp., Class B	240,247
711	Charter Communications, Inc., Class A*^	143,928
1,098	Cinemark Holdings, Inc.	39,341
119	Clear Channel Outdoor Holdings, Inc., Class A^	559
21,494	Comcast Corp., Class A	1,312,855
1,342	Discovery Communications, Inc., Class A*^	38,421
2,193	Discovery Communications, Inc., Class C*	59,211
1,388	DISH Network Corp., Class A*	64,209
3,912	Interpublic Group of Cos., Inc. (The)	89,780
893	Lions Gate Entertainment Corp.	19,512
1,373	Live Nation, Inc.*	30,632
194	Madison Square Garden Co. (The), Class A*	32,274
583	MSG Networks, Inc., Class A*	10,080
2,315	Omnicom Group, Inc.	192,677
803	Regal Entertainment Group, Class A^	16,975
866	Scripps Networks Interactive, Class A^	56,723
20,346	Sirius XM Holdings, Inc.*^	80,367
814	Starz - Liberty Capital*	21,433
2,689	Time Warner Cable, Inc., Class A	550,223
4,042	Time Warner, Inc., Class A	293,247
7,191	Twenty-First Century Fox, Inc.	200,485
3,102	Twenty-First Century Fox, Inc., Class B	87,476
101	Viacom, Inc., Class A	4,575
3,284	Viacom, Inc., Class B^	135,564
16,130	Walt Disney Co. (The)^	1,601,871

		5,368,890

Metals & Mining (0.0%):
316	Compass Minerals International, Inc.^	22,392
34	Royal Gold, Inc.	1,744
362	Southern Copper Corp.^	10,031
261	Steel Dynamics, Inc.^	5,875
128	Tahoe Resources, Inc.	1,284

		41,326

Multiline Retail (0.6%):
28	Dillard’s, Inc., Class A^	2,377
2,725	Dollar General Corp.	233,260
2,182	Dollar Tree, Inc.*	179,928
2,148	Macy’s, Inc.	94,705
1,209	Nordstrom, Inc.	69,167
14	Sears Holdings Corp.*^	214

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
474	Target Corp.	$39,001

		618,652

Multi-Utilities (0.0%):
272	Dominion Resources, Inc.^	20,433

Oil, Gas & Consumable Fuels (0.3%):
4,423	Cabot Oil & Gas Corp.^	100,446
274	Continental Resources, Inc.*^	8,319
50	CVR Energy, Inc.^	1,305
444	EOG Resources, Inc.	32,226
282	HollyFrontier Corp.	9,960
377	Marathon Petroleum Corp.	14,017
801	Memorial Resource Development Corp.*	8,154
884	ONEOK, Inc.	26,396
109	Range Resources Corp.^	3,529
743	Targa Resources Corp.^	22,186
168	Teekay Shipping Corp.	1,455
75	Tesoro Corp.	6,451
7,096	Williams Cos., Inc. (The)	114,033
130	World Fuel Services Corp.	6,315

		354,792

Personal Products (0.2%):
768	Coty, Inc., Class A^	21,373
1,988	Estee Lauder Co., Inc. (The), Class A^	187,489
585	Herbalife, Ltd.*^	36,013
120	Nu Skin Enterprises, Inc., Class A^	4,590

		249,465

Pharmaceuticals (3.2%):
738	Akorn, Inc.*^	17,365
1,689	Allergan plc*	452,703
15,860	Bristol-Myers Squibb Co.	1,013,138
9,303	Eli Lilly & Co.	669,909
778	Endo International plc*	21,901
579	Jazz Pharmaceuticals plc*	75,588
3,402	Johnson & Johnson Co.	368,096
437	Mallinckrodt plc*^	26,779
3,052	Merck & Co., Inc.	161,481
3,377	Mylan NV*	156,524
257	Perrigo Co. plc	32,878
4,737	Zoetis, Inc.	209,991

		3,206,353

Professional Services (0.5%):
104	Dun & Bradstreet Corp.	10,720
1,128	Equifax, Inc.	128,919
558	IHS, Inc., Class A*	69,281
2,403	Nielsen Holdings plc^	126,542
1,277	Robert Half International, Inc.	59,483
239	TransUnion*	6,599
1,602	Verisk Analytics, Inc., Class A*^	128,032

		529,576

Real Estate Investment Trusts (REITs) (2.6%):
4,022	American Tower Corp.	411,732
1,327	Boston Properties, Inc.	168,635
140	Columbia Property Trust, Inc.^	3,079
3,162	Crown Castle International Corp.	273,513
800	Digital Realty Trust, Inc.^	70,792
509	Empire State Realty Trust, Inc., Class A	8,923
648	Equinix, Inc.^	214,300
799	Equity Lifestyle Properties, Inc.	58,111
1,164	Extra Space Storage, Inc.	108,787
651	Federal Realty Investment Trust	101,589
103	Four Corners Property Trust, Inc.	1,849

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
106	Gaming & Leisure Properties, Inc.	$3,278
119	Healthcare Trust of America, Inc., Class A	3,501
768	Iron Mountain, Inc.	26,043
768	Lamar Advertising Co., Class A	47,232
454	Omega Healthcare Investors, Inc.^	16,026
179	Post Properties, Inc.	10,693
1,258	Public Storage, Inc.	346,994
2,960	Simon Property Group, Inc.	614,762
898	Tanger Factory Outlet Centers, Inc.	32,678
223	Taubman Centers, Inc.	15,884
1,499	Welltower, Inc.	103,941
1,508	Weyerhaeuser Co.	46,718

		2,689,060

Real Estate Management & Development (0.1%):
2,710	CBRE Group, Inc., Class A*^	78,102
148	Howard Hughes Corp. (The)*^	15,672
310	Jones Lang LaSalle, Inc.	36,369
497	Realogy Holdings Corp.*	17,947

		148,090

Road & Rail (0.9%):
34	AMERCO, Inc.	12,149
954	Avis Budget Group, Inc.*^	26,101
2,415	CSX Corp.	62,186
201	Genesee & Wyoming, Inc., Class A*^	12,603
3,574	Hertz Global Holdings, Inc.*^	37,634
872	J.B. Hunt Transport Services, Inc.	73,457
423	Landstar System, Inc.^	27,330
661	Old Dominion Freight Line, Inc.*^	46,019
8,324	Union Pacific Corp.	662,174

		959,653

Semiconductors & Semiconductor Equipment (2.2%):
2,718	Analog Devices, Inc.^	160,878
6,450	Applied Materials, Inc.	136,611
3,963	Atmel Corp.^	32,180
2,524	Broadcom, Ltd.	389,958
3,146	Intel Corp.	101,773
1,516	KLA-Tencor Corp.	110,380
1,071	Lam Research Corp.^	88,465
2,269	Linear Technology Corp.^	101,107
916	Maxim Integrated Products, Inc.	33,690
1,981	Microchip Technology, Inc.^	95,484
829	Micron Technology, Inc.*	8,680
3,742	ON Semiconductor Corp.*	35,886
1,346	Qorvo, Inc.*^	67,852
2,166	QUALCOMM, Inc.	110,769
1,811	Skyworks Solutions, Inc.^	141,077
2,375	SunEdison, Inc.*^	1,283
23	Sunpower Corp.*^	514
9,901	Texas Instruments, Inc.^	568,515
554	Xilinx, Inc.	26,276

		2,211,378

Software (5.4%):
4,756	Adobe Systems, Inc.*	446,113
165	ANSYS, Inc.*	14,761
193	Atlassian Corp. plc, Class A*	4,854
1,603	Autodesk, Inc.*	93,471
2,773	Cadence Design Systems, Inc.*^	65,387
1,519	CDK Global, Inc.	70,709
1,519	Citrix Systems, Inc.*	119,363
2,981	Electronic Arts, Inc.*^	197,074
1,307	FireEye, Inc.*	23,513
1,353	Fortinet, Inc.*	41,442

Shares		Fair Value
Common Stocks, continued
Software, continued
2,442	Intuit, Inc.^	$253,992
43,641	Microsoft Corp.	2,410,293
379	NetSuite, Inc.*^	25,958
18,090	Oracle Corp.^	740,062
1,090	PTC, Inc.*	36,144
1,737	Red Hat, Inc.*	129,424
6,236	Salesforce.com, Inc.*	460,404
1,458	ServiceNow, Inc.*^	89,200
1,188	Splunk, Inc.*	58,129
690	SS&C Technologies Holdings, Inc.	43,760
110	Synopsys, Inc.*	5,328
470	Tableau Software, Inc., Class A*^	21,559
271	Ultimate Software Group, Inc. (The)*^	52,439
777	VMware, Inc., Class A*	40,645
1,006	Workday, Inc., Class A*	77,301

		5,521,325

Specialty Retail (4.7%):
94	Aaron’s, Inc.	2,359
694	Advance Auto Parts, Inc.	111,276
652	AutoNation, Inc.*^	30,435
296	AutoZone, Inc.*	235,820
1,623	Bed Bath & Beyond, Inc.*^	80,566
47	Cabela’s, Inc., Class A*	2,288
1,861	CarMax, Inc.*^	95,097
607	CST Brands, Inc.^	23,242
594	Dick’s Sporting Goods, Inc.	27,770
43	DSW, Inc., Class A	1,189
1,147	Foot Locker, Inc.^	73,982
2,145	Gap, Inc. (The)^	63,063
707	GNC Holdings, Inc., Class A^	22,447
12,349	Home Depot, Inc. (The)	1,647,726
2,345	L Brands, Inc.	205,914
9,048	Lowe’s Cos., Inc.	685,385
608	Michaels Cos., Inc. (The)*	17,006
27	Murphy U.S.A., Inc.*^	1,659
940	Office Depot, Inc.*^	6,674
957	O’Reilly Automotive, Inc.*^	261,893
155	Penske Automotive Group, Inc.	5,875
3,921	Ross Stores, Inc.	227,026
1,391	Sally Beauty Holdings, Inc.*	45,041
761	Signet Jewelers, Ltd.	94,387
807	Tiffany & Co.^	59,218
6,468	TJX Cos., Inc. (The)	506,768
1,293	Tractor Supply Co.	116,965
609	Ulta Salon, Cosmetics & Fragrance, Inc.*	117,988
830	Urban Outfitters, Inc.*^	27,465
869	Williams-Sonoma, Inc.	47,569

		4,844,093

Technology Hardware, Storage & Peripherals (5.9%):
398	3D Systems Corp.*^	6,157
54,806	Apple, Inc.	5,973,305
1,504	EMC Corp.	40,082
839	NetApp, Inc.^	22,896

		6,042,440

Textiles, Apparel & Luxury Goods (1.6%):
496	Carter’s, Inc.^	52,268
376	Coach, Inc.^	15,074
319	Fossil Group, Inc.*^	14,170
3,806	Hanesbrands, Inc.^	107,862
1,192	Kate Spade & Co.*^	30,420
1,057	Lululemon Athletica, Inc.*	71,569
1,746	Michael Kors Holdings, Ltd.*	99,452

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
12,897	Nike, Inc., Class B	$792,779
32	Ralph Lauren Corp.^	3,080
1,164	Skechers U.S.A., Inc., Class A*	35,444
1,693	Under Armour, Inc., Class A*	143,617
3,202	VF Corp.^	207,362

		1,573,097

Tobacco (2.2%):
17,610	Altria Group, Inc.^	1,103,442
7,334	Philip Morris International, Inc.	719,539
7,850	Reynolds American, Inc.^	394,934

		2,217,915

Trading Companies & Distributors (0.4%):
53	Air Lease Corp.^	1,702
2,785	Fastenal Co.^	136,465
1,615	HD Supply Holdings, Inc.*	53,408
142	MSC Industrial Direct Co., Inc., Class A	10,836
865	United Rentals, Inc.*^	53,794
595	W.W. Grainger, Inc.^	138,891
244	Watsco, Inc.	32,877

		427,973

Total Common Stocks (Cost $58,977,880)		99,827,630

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (16.0%):
$16,431,188	AZL Russell 1000 Growth Index Fund Securities Lending Collateral Account(a)	16,431,188

Total Securities Held as Collateral for Securities on Loan (Cost $16,431,188)		16,431,188

Unaffiliated Investment Company (2.5%):
2,530,936	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(b)	2,530,936

Total Unaffiliated Investment Company (Cost $2,530,936)		2,530,936

Total Investment Securities (Cost $77,940,004)(c) - 115.4%		118,789,754
Net other assets (liabilities) - (15.4)%		(15,893,439)

Net Assets - 100.0%		$102,896,315

Percentages indicated are based on net assets as of March 31, 2016.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $16,088,572.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(b)	The rate represents the effective yield at March 31, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Futures Contracts

Cash of $139,200 has been segregated to cover margin requirements for the following open contracts as of March 31, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini June Futures	Long	6/17/16	10	$895,250	$36,801
S&P 500 Index E-Mini June Futures	Long	6/17/16	19	1,948,925	71,687

Total					$108,488

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (97.7%):
Aerospace & Defense (2.1%):
1,659	BWX Technologies, Inc.	$55,676
3,620	General Dynamics Corp.	475,559
1,470	L-3 Communications Holdings, Inc.^	174,195
1,451	Lockheed Martin Corp.	321,397
2,399	Northrop Grumman Corp.	474,762
1,147	Orbital ATK, Inc.	99,720
5,770	Raytheon Co.	707,575
212	Spirit AeroSystems Holdings, Inc., Class A*	9,616
4,068	Textron, Inc.	148,319
954	Triumph Group, Inc.^	30,032
14,389	United Technologies Corp.	1,440,340

		3,937,191

Air Freight & Logistics (0.3%):
3,246	FedEx Corp.	528,189

Airlines (0.0%):
638	Copa Holdings SA, Class A	43,225
3,802	JetBlue Airways Corp.*^	80,298

		123,523

Auto Components (0.3%):
2,847	Gentex Corp.^	44,669
5,058	Goodyear Tire & Rubber Co.	166,813
9,693	Johnson Controls, Inc.	377,737
366	Lear Corp.	40,688

		629,907

Automobiles (1.1%):
73,989	Ford Motor Co.^	998,851
30,467	General Motors Co.	957,578
1,614	Harley-Davidson, Inc.^	82,847

		2,039,276

Banks (10.0%):
2,969	Associated Banc-Corp.	53,264
199,061	Bank of America Corp.	2,691,305
845	Bank of Hawaii Corp.^	57,697
1,961	BankUnited, Inc.	67,537
14,648	BB&T Corp.	487,339
529	BOK Financial Corp.^	28,894
3,298	CIT Group, Inc.	102,337
57,498	Citigroup, Inc.	2,400,542
5,911	Citizens Financial Group, Inc.	123,835
3,374	Comerica, Inc.^	127,773
1,673	Commerce Bancshares, Inc.^	75,201
1,057	Cullen/Frost Bankers, Inc.^	58,251
2,727	East West Bancorp, Inc.	88,573
15,348	Fifth Third Bancorp	256,158
4,519	First Horizon National Corp.^	59,199
6,872	First Niagara Financial Group, Inc.	66,521
2,671	First Republic Bank	177,995
15,326	Huntington Bancshares, Inc.	146,210
70,331	JPMorgan Chase & Co.	4,165,003
16,076	KeyCorp	177,479
3,012	M&T Bank Corp.	334,332
2,123	PacWest Bancorp	78,869
5,858	People’s United Financial, Inc.^	93,318
9,801	PNC Financial Services Group, Inc.	828,871
2,004	Popular, Inc.	57,334
25,401	Regions Financial Corp.^	199,398
75	Signature Bank*	10,209
9,781	SunTrust Banks, Inc.	352,898
369	SVB Financial Group*	37,656
2,395	Synovus Financial Corp.	69,239
3,286	TCF Financial Corp.^	40,286
31,712	U.S. Bancorp	1,287,190
88,302	Wells Fargo & Co.	4,270,286

Shares		Fair Value
Common Stocks, continued
Banks, continued
3,851	Zions Bancorp	$93,233

		19,164,232

Beverages (0.2%):
38	Brown-Forman Corp., Class A^	4,054
171	Brown-Forman Corp., Class B^	16,838
2,988	Molson Coors Brewing Co., Class A	287,386

		308,278

Biotechnology (0.1%):
495	Alkermes plc*	16,924
262	Alnylam Pharmaceuticals, Inc.*^	16,446
3,719	Baxalta, Inc.	150,247

		183,617

Building Products (0.1%):
282	Armstrong World Industries, Inc.*	13,640
1,965	Fortune Brands Home & Security, Inc.^	110,119
2,236	Owens Corning, Inc.	105,718

		229,477

Capital Markets (2.7%):
533	Ameriprise Financial, Inc.	50,107
18,911	Bank of New York Mellon Corp. (The)	696,492
1,620	BlackRock, Inc., Class A+	551,723
6,320	Charles Schwab Corp. (The)	177,086
5,495	E*TRADE Financial Corp.*	134,573
7,305	Franklin Resources, Inc.^	285,260
8,190	Goldman Sachs Group, Inc. (The)	1,285,667
1,018	Interactive Brokers Group, Inc., Class A^	40,028
7,144	Invesco, Ltd.	219,821
1,260	Legg Mason, Inc.	43,697
29,054	Morgan Stanley	726,642
4,423	Northern Trust Corp.	288,247
2,422	Raymond James Financial, Inc.^	115,311
7,774	State Street Corp.	454,934
765	TD Ameritrade Holding Corp.^	24,120
102	Waddell & Reed Financial, Inc., Class A^	2,401

		5,096,109

Chemicals (1.5%):
721	Air Products & Chemicals, Inc.^	103,860
999	Airgas, Inc.	141,498
2,127	Albemarle Corp.^	135,979
1,069	Ashland, Inc.^	117,547
1,204	Cabot Corp.	58,189
2,680	Celanese Corp., Series A	175,540
1,885	Chemours Co. (The)	13,195
18,426	Dow Chemical Co. (The)	937,147
9,202	E.I. du Pont de Nemours & Co.	582,671
2,092	Eastman Chemical Co.	151,105
714	FMC Corp.^	28,824
1,452	Huntsman Corp.^	19,312
6,538	Mosaic Co. (The)^	176,526
1,955	Platform Speciality Products Corp.*	16,813
913	Praxair, Inc.	104,493
90	Scotts Miracle-Gro Co. (The)	6,549
779	Westlake Chemical Corp.	36,068

		2,805,316

Commercial Services & Supplies (0.6%):
3,248	ADT Corp. (The)	134,012
368	Clean Harbors, Inc.*	18,157
1,822	KAR Auction Services, Inc.	69,491
2,225	Pitney Bowes, Inc.	47,927
1,918	R.R. Donnelley & Sons Co.	31,455
4,575	Republic Services, Inc., Class A	217,999

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,027	Tyco International plc	$37,701
2,321	Waste Connections, Inc.	149,913
7,928	Waste Management, Inc.	467,753

		1,174,408

Communications Equipment (1.7%):
2,193	ARRIS International plc*^	50,264
8,088	Brocade Communications Systems, Inc.	85,571
96,391	Cisco Systems, Inc.	2,744,252
1,135	CommScope Holding Co., Inc.*	31,689
854	EchoStar Corp., Class A*	37,824
1,927	Harris Corp.	150,036
6,095	Juniper Networks, Inc.	155,483
921	Lumentum Holdings, Inc.*	24,839
4,608	Viavi Solutions, Inc.*	31,611

		3,311,569

Construction & Engineering (0.2%):
2,527	Aecom Technology Corp.*^	77,806
1,896	Chicago Bridge & Iron Co. NV^	69,375
2,634	Fluor Corp.	141,446
2,380	Jacobs Engineering Group, Inc.*^	103,649
2,792	KBR, Inc.	43,220
2,395	Quanta Services, Inc.*	54,031
432	Valmont Industries, Inc.^	53,499

		543,026

Construction Materials (0.2%):
1,100	Martin Marietta Materials, Inc.^	175,461
2,185	Vulcan Materials Co.	230,670

		406,131

Consumer Finance (1.4%):
8,354	Ally Financial, Inc.*^	156,387
12,532	American Express Co.^	769,464
9,837	Capital One Financial Corp.	681,802
7,851	Discover Financial Services	399,773
6,499	Navient Corp.	77,793
1,009	Onemain Holdings, Inc.*	27,677
1,591	Santander Consumer USA Holdings, Inc.*^	16,690
660	SLM Corp.*	4,198
15,766	Synchrony Financial*	451,854

		2,585,638

Containers & Packaging (0.3%):
988	AptarGroup, Inc.	77,469
124	Avery Dennison Corp.	8,942
1,645	Bemis Co., Inc.	85,178
1,509	Crown Holdings, Inc.*	74,831
2,693	Graphic Packaging Holding Co.	34,605
408	International Paper Co.^	16,744
2,925	Owens-Illinois, Inc.*^	46,683
1,912	Sonoco Products Co.^	92,866
4,482	WestRock Co.^	174,933

		612,251

Distributors (0.0%):
196	Genuine Parts Co.	19,475

Diversified Consumer Services (0.0%):
68	Graham Holdings Co., Class B	32,640
289	H&R Block, Inc.	7,635

		40,275

Diversified Financial Services (3.1%):
32,945	Berkshire Hathaway, Inc., Class B*	4,674,236
6,063	CME Group, Inc.	582,351
1,426	IntercontinentalExchange, Inc.	335,310
5,507	Leucadia National Corp.	89,048
2,195	NASDAQ OMX Group, Inc. (The)	145,704

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
4,080	Voya Financial, Inc.	$121,462

		5,948,111

Diversified Telecommunication Services (2.6%):
98,406	AT&T, Inc.	3,854,563
10,628	CenturyLink, Inc.	339,671
22,145	Frontier Communications Corp.^	123,791
4,806	Level 3 Communications, Inc.*	253,997
1,244	SBA Communications Corp., Class A*	124,611
5,563	Verizon Communications, Inc.	300,847
376	Zayo Group Holdings, Inc.*^	9,114

		5,006,594

Electric Utilities (4.0%):
9,275	American Electric Power Co., Inc.	615,860
1,110	Avangrid, Inc.	44,522
13,089	Duke Energy Corp.	1,056,020
6,163	Edison International	443,058
3,403	Entergy Corp.	269,790
6,019	Eversource Energy^	351,148
17,426	Exelon Corp.	624,896
7,951	FirstEnergy Corp.	285,997
2,924	Great Plains Energy, Inc.^	94,299
2,079	Hawaiian Electric Industries, Inc.	67,360
1,896	ITC Holdings Corp.	82,609
8,411	NextEra Energy, Inc.	995,358
3,783	OGE Energy Corp.^	108,307
9,073	PG&E Corp.	541,840
2,100	Pinnacle West Capital Corp.	157,647
12,648	PPL Corp.	481,509
17,203	Southern Co. (The)	889,911
2,678	Westar Energy, Inc.	132,856
9,591	Xcel Energy, Inc.	401,096

		7,644,083

Electrical Equipment (0.6%):
829	Babcock & Wilcox Enterprises, Inc.*	17,741
8,853	Eaton Corp. plc	553,843
3,940	Emerson Electric Co.	214,257
952	Hubbell, Inc.	100,845
822	Regal-Beloit Corp.	51,860

		938,546

Electronic Equipment, Instruments & Components (0.6%):
1,814	Arrow Electronics, Inc.*^	116,839
2,575	Avnet, Inc.	114,073
21,084	Corning, Inc.	440,444
950	Dolby Laboratories, Inc., Class A^	41,287
266	Fitbit, Inc., Class A*	4,030
1,001	FLIR Systems, Inc.	32,983
2,630	Ingram Micro, Inc., Class A	94,443
3,053	Jabil Circuit, Inc.	58,831
521	Keysight Technologies, Inc.*	14,453
1,698	National Instruments Corp.	51,127
4,657	Trimble Navigation, Ltd.*	115,494

		1,084,004

Energy Equipment & Services (2.0%):
8,238	Baker Hughes, Inc.	361,072
3,609	Cameron International Corp.*	241,983
1,243	Diamond Offshore Drilling, Inc.^	27,010
754	Dril-Quip, Inc.*^	45,662
4,535	Ensco plc, Class A, ADR	47,028
1,560	FMC Technologies, Inc.*	42,682
670	Frank’s International NV	11,042
16,125	Halliburton Co.	575,986
1,828	Helmerich & Payne, Inc.^	107,340
5,337	Nabors Industries, Ltd.	49,100

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
7,351	National-Oilwell Varco, Inc.	$228,616
4,683	Noble Corp. plc^	48,469
1,577	Oceaneering International, Inc.^	52,419
2,842	Patterson-UTI Energy, Inc.	50,076
2,415	Rowan Cos. plc, Class A^	38,882
974	RPC, Inc.^	13,811
21,153	Schlumberger, Ltd.^	1,560,033
7,232	Seadrill, Ltd.*^	23,866
2,914	Superior Energy Services, Inc.	39,018
16,955	Weatherford International plc*	131,910

		3,696,005

Food & Staples Retailing (2.0%):
1,546	CVS Health Corp.	160,367
7,770	Rite Aid Corp.*	63,326
7,714	Sysco Corp.	360,475
13,836	Walgreens Boots Alliance, Inc.	1,165,544
29,936	Wal-Mart Stores, Inc.	2,050,316
523	Whole Foods Market, Inc.^	16,271

		3,816,299

Food Products (1.7%):
11,757	Archer-Daniels-Midland Co.	426,897
267	Blue Buffalo Pet Products, Inc.*	6,851
2,690	Bunge, Ltd.	152,442
1,385	Campbell Soup Co.^	88,349
6,963	ConAgra Foods, Inc.	310,689
368	Flowers Foods, Inc.^	6,793
1,185	Ingredion, Inc.	126,546
2,257	JM Smucker Co. (The)	293,049
464	Kellogg Co.	35,519
30,824	Mondelez International, Inc., Class A	1,236,659
1,140	Pilgrim’s Pride Corp.*^	28,956
2,210	Pinnacle Foods, Inc.	98,743
5,291	Tyson Foods, Inc., Class A	352,698

		3,164,191

Gas Utilities (0.3%):
2,274	AGL Resources, Inc.	148,128
1,915	Atmos Energy Corp.	142,208
1,634	National Fuel Gas Co.^	81,782
3,401	Questar Corp.	84,345
3,269	UGI Corp.	131,708

		588,171

Health Care Equipment & Supplies (2.6%):
28,213	Abbott Laboratories	1,180,150
590	Alere, Inc.*^	29,860
3,720	Baxter International, Inc.	152,818
23,334	Boston Scientific Corp.*^	438,913
298	Cooper Cos., Inc. (The)^	45,883
1,970	DENTSPLY SIRONA, Inc.	121,411
89	Hill-Rom Holdings, Inc.	4,477
27,011	Medtronic plc	2,025,824
2,324	St. Jude Medical, Inc.	127,820
3,149	Stryker Corp.^	337,856
788	Teleflex, Inc.^	123,724
3,016	Zimmer Holdings, Inc.	321,596

		4,910,332

Health Care Providers & Services (1.5%):
4,984	Aetna, Inc.	559,951
3,991	Anthem, Inc.	554,709
2,795	Brookdale Senior Living, Inc.*	44,385
615	Cardinal Health, Inc.	50,399
776	Centene Corp.*^	47,756
2,301	Community Health Systems, Inc.*	42,592
2,363	DaVita, Inc.*	173,397
1,919	Express Scripts Holding Co.*^	131,816
5,590	HCA Holdings, Inc.*	436,300

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
215	Humana, Inc.	$39,334
1,273	Laboratory Corp. of America Holdings*	149,106
774	LifePoint Hospitals, Inc.*	53,600
766	MEDNAX, Inc.*^	49,499
755	Patterson Cos., Inc.^	35,130
2,706	Quest Diagnostics, Inc.^	193,344
902	UnitedHealth Group, Inc.	116,268
1,415	Universal Health Services, Inc., Class B	176,479
91	VCA Antech, Inc.*	5,250

		2,859,315

Health Care Technology (0.0%):
2,412	Allscripts Healthcare Solutions, Inc.*^	31,863

Hotels, Restaurants & Leisure (0.5%):
318	Aramark Holdings Corp.	10,532
8,022	Carnival Corp.	423,320
1,910	Darden Restaurants, Inc.	126,633
608	Hyatt Hotels Corp., Class A*	30,090
596	International Game Technology plc^	10,877
7,777	MGM Resorts International*	166,739
206	Norwegian Cruise Line Holdings, Ltd.*^	11,390
3,244	Royal Caribbean Cruises, Ltd.	266,495
3,953	Wendy’s Co. (The)	43,048
181	Wynn Resorts, Ltd.^	16,911

		1,106,035

Household Durables (0.4%):
3,646	D.R. Horton, Inc.	110,219
2,244	Garmin, Ltd.	89,670
2,005	Lennar Corp., Class A^	96,962
115	Lennar Corp., Class B^	4,452
357	Mohawk Industries, Inc.*	68,151
2,527	Newell Rubbermaid, Inc.^	111,921
6,908	PulteGroup, Inc.^	129,249
2,213	Toll Brothers, Inc.*^	65,306
53	Tupperware Brands Corp.^	3,073
1,377	Whirlpool Corp.	248,327

		927,330

Household Products (2.5%):
526	Clorox Co. (The)	66,308
2,083	Colgate-Palmolive Co.	147,164
1,204	Energizer Holdings, Inc.^	48,774
1,422	Kimberly-Clark Corp.	191,273
51,412	Procter & Gamble Co. (The)	4,231,721

		4,685,240

Independent Power and Renewable Electricity Producers (0.2%):
12,938	AES Corp. (The)	152,669
6,238	Calpine Corp.*	94,630
5,954	NRG Energy, Inc.^	77,462
939	TerraForm Power, Inc., Class A^	8,122

		332,883

Industrial Conglomerates (3.6%):
965	Carlisle Cos., Inc.	96,018
9,103	Danaher Corp.	863,511
178,270	General Electric Co.	5,667,202
1,167	Roper Industries, Inc.	213,293

		6,840,024

Insurance (5.4%):
8,226	Aflac, Inc.^	519,389
303	Alleghany Corp.*	150,349
1,713	Allied World Assurance Co. Holdings AG	59,852

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
7,319	Allstate Corp. (The)	$493,081
1,307	American Financial Group, Inc.	91,974
21,790	American International Group, Inc.	1,177,749
139	American National Insurance Co.	16,055
1,404	AmTrust Financial Services^	36,336
2,326	Arch Capital Group, Ltd.*	165,378
1,447	Arthur J. Gallagher & Co.	64,363
1,193	Aspen Insurance Holdings, Ltd.	56,906
1,288	Assurant, Inc.	99,369
2,679	Assured Guaranty, Ltd.	67,779
1,799	Axis Capital Holdings, Ltd.	99,773
2,197	Brown & Brown, Inc.^	78,653
8,795	Chubb, Ltd.	1,047,924
3,092	Cincinnati Financial Corp.	202,093
526	CNA Financial Corp.^	16,927
1,204	Endurance Specialty Holdings, Ltd.	78,669
834	Everest Re Group, Ltd.	164,657
5,315	FNF Group	180,179
9,627	Genworth Financial, Inc., Class A*	26,282
856	Hanover Insurance Group, Inc. (The)	77,228
7,518	Hartford Financial Services Group, Inc. (The)	346,429
4,751	Lincoln National Corp.	186,239
5,387	Loews Corp.^	206,107
235	Markel Corp.*	209,519
4,070	Marsh & McLennan Cos., Inc.	247,415
537	Mercury General Corp.^	29,804
17,756	MetLife, Inc.	780,198
4,951	Old Republic International Corp.	90,504
5,581	Principal Financial Group, Inc.	220,170
1,065	ProAssurance Corp.	53,889
11,084	Progressive Corp. (The)	389,492
8,567	Prudential Financial, Inc.	618,708
1,255	Reinsurance Group of America, Inc.	120,794
818	RenaissanceRe Holdings, Ltd.	98,021
2,390	Torchmark Corp.^	129,442
5,581	Travelers Cos., Inc. (The)	651,358
4,674	UnumProvident Corp.	144,520
1,637	Validus Holdings, Ltd.	77,250
1,843	W.R. Berkley Corp.	103,577
108	White Mountains Insurance Group, Ltd.	86,681
5,765	XL Group plc	212,152

		9,973,234

Internet & Catalog Retail (0.1%):
257	Expedia, Inc.^	27,710
5,138	Liberty Media Corp. - Interactive, Class A*	129,734

		157,444

Internet Software & Services (0.4%):
140	Match Group, Inc.*^	1,548
17,788	Yahoo!, Inc.*	654,776
343	Zillow Group, Inc., Class A*	8,764
686	Zillow Group, Inc., Class C*^	16,279

		681,367

IT Services (1.2%):
2,905	Amdocs, Ltd.	175,520
1,734	Automatic Data Processing, Inc.	155,557
50	Black Knight Financial Services, Inc., Class A*	1,552
130	Booz Allen Hamilton Holding Corp.	3,936
2,686	Computer Sciences Corp.^	92,372
962	CoreLogic, Inc.*	33,381
2,686	CSRA, Inc.	72,253
162	DST Systems, Inc.	18,269

Shares		Fair Value
Common Stocks, continued
IT Services, continued
3,032	Fidelity National Information Services, Inc.	$191,956
788	First Data Corp., Class A*^	10,197
7,647	International Business Machines Corp.	1,158,138
1,181	Leidos Holdings, Inc.	59,428
804	Paychex, Inc.^	43,424
136	Square, Inc., Class A*^	2,078
707	Teradata Corp.*^	18,552
19,059	Xerox Corp.	212,698

		2,249,311

Leisure Products (0.2%):
472	Brunswick Corp.	22,647
406	Hasbro, Inc.	32,521
6,369	Mattel, Inc.^	214,125
1,076	Vista Outdoor, Inc.*	55,855

		325,148

Life Sciences Tools & Services (0.7%):
6,268	Agilent Technologies, Inc.	249,780
400	Bio-Rad Laboratories, Inc., Class A*^	54,688
423	Bio-Techne Corp.	39,982
1,833	PerkinElmer, Inc.^	90,660
4,398	QIAGEN NV*	98,251
82	Quintiles Transnational Holdings, Inc.*	5,338
4,991	Thermo Fisher Scientific, Inc.	706,675
225	VWR Corp.*	6,089

		1,251,463

Machinery (1.6%):
1,346	AGCO Corp.^	66,896
1,590	Allison Transmission Holdings, Inc.	42,898
9,449	Caterpillar, Inc.	723,225
1,944	Colfax Corp.*^	55,579
932	Crane Co.	50,198
827	Cummins, Inc.^	90,920
4,916	Deere & Co.^	378,483
249	Donaldson Co., Inc.^	7,946
3,040	Dover Corp.	195,563
1,390	Flowserve Corp.^	61,730
119	IDEX Corp.^	9,863
4,665	Ingersoll-Rand plc	289,277
1,727	ITT Corp.	63,709
1,885	Joy Global, Inc.^	30,292
1,535	Kennametal, Inc.	34,522
116	Lincoln Electric Holdings, Inc.^	6,794
2,635	Manitowoc Co., Inc. (The)^	11,410
2,635	Manitowoc Foodservice, Inc.*	38,840
1,386	OshKosh Corp.^	56,646
660	PACCAR, Inc.^	36,095
1,438	Parker Hannifin Corp.	159,733
3,404	Pentair plc^	184,701
794	SPX Corp.	11,926
794	SPX FLOW, Inc.*	19,914
2,646	Stanley Black & Decker, Inc.	278,386
2,035	Terex Corp.	50,631
1,353	Timken Co.^	45,312
2,999	Trinity Industries, Inc.^	54,912
3,438	Xylem, Inc.	140,614

		3,197,015

Marine (0.0%):
1,080	Kirby Corp.*^	65,113

Media (1.2%):
68	Cable One, Inc.	29,725
3,286	Cablevision Systems Corp., Class A	108,438

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
518	Clear Channel Outdoor Holdings, Inc., Class A^	$2,435
4,601	Comcast Corp., Class A	281,029
271	Discovery Communications, Inc., Class A*^	7,759
477	Discovery Communications, Inc., Class C*	12,879
1,378	DISH Network Corp., Class A*	63,746
2,195	Gannett Co., Inc.^	33,232
881	John Wiley & Sons, Inc., Class A	43,072
506	Liberty Broadband Corp., Class A*	29,429
1,258	Liberty Broadband Corp., Class C*	72,901
2,024	Liberty Media Corp.*	78,187
3,800	Liberty Media Corp., Class C*	144,742
7,271	News Corp., Class A	92,851
2,340	News Corp., Class B^	31,005
4,299	Tegna, Inc.^	100,855
6,248	Thomson Reuters Corp.	252,919
7,558	Time Warner, Inc., Class A	548,332
1,561	Tribune Media Co., Class A^	59,864
6,854	Twenty-First Century Fox, Inc.	191,090
2,961	Twenty-First Century Fox, Inc., Class B	83,500

		2,267,990

Metals & Mining (0.7%):
24,685	Alcoa, Inc.^	236,482
2,114	Allegheny Technologies, Inc.^	34,458
23,726	Freeport-McMoRan Copper & Gold, Inc.	245,327
10,028	Newmont Mining Corp.	266,544
6,049	Nucor Corp.^	286,117
1,408	Reliance Steel & Aluminum Co.	97,420
1,188	Royal Gold, Inc.	60,933
1,487	Southern Copper Corp.^	41,205
4,075	Steel Dynamics, Inc.	91,728
2,706	Tahoe Resources, Inc.	27,141
2,820	United States Steel Corp.^	45,261

		1,432,616

Multiline Retail (0.6%):
343	Dillard’s, Inc., Class A^	29,124
5,906	J.C. Penney Co., Inc.*	65,320
3,568	Kohl’s Corp.^	166,305
1,647	Macy’s, Inc.	72,616
230	Sears Holdings Corp.*^	3,521
10,429	Target Corp.	858,099

		1,194,985

Multi-Utilities (2.2%):
2,142	Alliant Energy Corp.	159,108
4,564	Ameren Corp.	228,656
8,153	CenterPoint Energy, Inc.	170,561
5,229	CMS Energy Corp.	221,919
5,549	Consolidated Edison, Inc.^	425,164
10,674	Dominion Resources, Inc.^	801,831
3,388	DTE Energy Co.	307,156
3,770	MDU Resources Group, Inc.	73,364
6,013	NiSource, Inc.	141,666
9,563	Public Service Enterprise Group, Inc.	450,800
2,686	SCANA Corp.^	188,423
4,679	Sempra Energy	486,850
4,456	TECO Energy, Inc.	122,674
1,600	Vectren Corp.	80,896
5,971	WEC Energy Group, Inc.^	358,678

		4,217,746

Oil, Gas & Consumable Fuels (10.4%):
9,605	Anadarko Petroleum Corp.	447,305

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,350	Antero Resources Corp.*	$33,575
7,132	Apache Corp.^	348,113
7,478	California Resources Corp.	7,702
4,440	Cheniere Energy, Inc.*	150,205
11,354	Chesapeake Energy Corp.^	46,778
35,634	Chevron Corp.	3,399,484
1,793	Cimarex Energy Co.	174,405
7,097	Cobalt International Energy, Inc.*^	21,078
7,537	Columbia Pipeline Group, Inc.	189,179
2,450	Concho Resources, Inc.*	247,548
23,344	ConocoPhillips	940,063
4,429	CONSOL Energy, Inc.^	50,003
1,114	Continental Resources, Inc.*^	33,821
204	CVR Energy, Inc.^	5,324
7,022	Denbury Resources, Inc.	15,589
9,062	Devon Energy Corp.	248,661
1,354	Diamondback Energy, Inc.*	104,502
1,795	Energen Corp.	65,679
9,514	EOG Resources, Inc.	690,526
729	EP Energy Corp., Class A*	3,295
2,870	EQT Corp.	193,036
79,219	Exxon Mobil Corp.	6,621,915
1,741	Golar LNG, Ltd.^	31,285
2,375	Gulfport Energy Corp.*	67,308
5,219	Hess Corp.^	274,780
2,934	HollyFrontier Corp.	103,629
33,744	Kinder Morgan, Inc.	602,668
3,052	Kosmos Energy, Ltd.*	17,763
2,384	Laredo Petroleum Holdings, Inc.*^	18,905
15,986	Marathon Oil Corp.	178,084
9,498	Marathon Petroleum Corp.	353,136
3,445	Murphy Oil Corp.^	86,780
3,756	Newfield Exploration Co.*	124,887
8,133	Noble Energy, Inc.	255,458
14,554	Occidental Petroleum Corp.	995,930
2,223	ONEOK, Inc.	66,379
1,833	PBF Energy, Inc., Class A^	60,856
10,250	Phillips 66^	887,548
3,063	Pioneer Natural Resources Co.^	431,087
4,069	QEP Resources, Inc.	57,414
2,994	Range Resources Corp.^	96,946
1,306	SM Energy Co.^	24,474
7,443	Southwestern Energy Co.*^	60,065
12,685	Spectra Energy Corp.^	388,161
1,591	Targa Resources Corp.	47,507
553	Teekay Shipping Corp.	4,789
2,231	Tesoro Corp.	191,888
9,110	Valero Energy Corp.	584,315
3,951	Whiting Petroleum Corp.*	31,529
1,119	World Fuel Services Corp.	54,361
4,449	WPX Energy, Inc.*^	31,099

		20,166,817

Paper & Forest Products (0.0%):
1,233	Domtar Corp.	49,937

Personal Products (0.1%):
8,421	Avon Products, Inc.	40,505
1,179	Edgewell Personal Care Co.	94,945
209	Herbalife, Ltd.*^	12,866
897	Nu Skin Enterprises, Inc., Class A^	34,310

		182,626

Pharmaceuticals (6.6%):
4,076	Allergan plc*	1,092,490
2,801	Endo International plc*	78,848
45,786	Johnson & Johnson Co.	4,954,046
1,372	Mallinckrodt plc*^	84,076

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
47,442	Merck & Co., Inc.	$2,510,156
1,237	Mylan NV*	57,335
2,250	Perrigo Co. plc^	287,843
116,723	Pfizer, Inc.^	3,459,670

		12,524,464

Professional Services (0.2%):
491	Dun & Bradstreet Corp.	50,612
192	IHS, Inc., Class A*	23,839
1,396	Manpower, Inc.	113,662
2,170	Nielsen Holdings plc^	114,272
142	TransUnion*	3,921

		306,306

Real Estate Investment Trusts (REITs) (4.9%):
1,366	Alexandria Real Estate Equities, Inc.	124,156
2,469	American Campus Communities, Inc.	116,265
6,301	American Capital Agency Corp.	117,388
3,833	American Homes 4 Rent, Class A	60,945
17,828	Annaly Capital Management, Inc.	182,915
2,963	Apartment Investment & Management Co., Class A	123,913
3,325	Apple Hospitality REIT, Inc.^	65,868
2,502	AvalonBay Communities, Inc.	475,879
259	Boston Properties, Inc.	32,914
3,514	Brandywine Realty Trust	49,301
3,349	Brixmor Property Group, Inc.	85,801
1,646	Camden Property Trust^	138,412
1,534	Care Capital Properties, Inc.	41,173
3,232	CBL & Associates Properties, Inc.	38,461
3,583	Chimera Investment Corp.	48,693
2,121	Columbia Property Trust, Inc.	46,641
2,335	Communications Sales & Leasing, Inc.^	51,954
1,846	Corporate Office Properties Trust	48,439
2,265	Corrections Corp. of America^	72,593
5,740	DDR Corp.	102,115
1,182	Digital Realty Trust, Inc.	104,595
2,823	Douglas Emmett, Inc.	85,001
6,540	Duke Realty Corp.	147,412
1,141	Empire State Realty Trust, Inc., Class A	20,002
2,511	Equity Commonwealth*	70,860
6,885	Equity Residential Property Trust	516,581
1,232	Essex Property Trust, Inc.	288,116
4,138	Forest City Realty Trust, Inc., Class A	87,270
908	Four Corners Property Trust, Inc.	16,299
1,476	Gaming & Leisure Properties, Inc.	45,638
10,895	General Growth Properties, Inc.	323,908
8,750	HCP, Inc.^	285,075
2,199	Healthcare Trust of America, Inc., Class A	64,695
2,903	Hospitality Properties Trust	77,104
14,359	Host Hotels & Resorts, Inc.^	239,795
2,478	Iron Mountain, Inc.	84,029
1,669	Kilroy Realty Corp.	103,261
7,824	Kimco Realty Corp.	225,175
2,833	Liberty Property Trust	94,792
2,826	Macerich Co. (The)	223,932
7,169	MFA Financial, Inc.	49,108
1,428	Mid-America Apartment Communities, Inc.^	145,956
2,674	National Retail Properties, Inc.^	123,539
1,118	Northstar Realty Europe Corp.	12,969
3,356	NorthStar Realty Finance Corp.	44,031
2,575	Omega Healthcare Investors, Inc.^	90,898
2,660	Outfront Media, Inc.	56,126

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
3,457	Paramount Group, Inc.	$55,139
2,759	Piedmont Office Realty Trust, Inc., Class A^	56,035
701	Post Properties, Inc.	41,878
9,932	ProLogis, Inc.	438,795
244	Public Storage, Inc.	67,303
2,456	Rayonier, Inc.^	60,614
4,721	Realty Income Corp.^	295,110
1,788	Regency Centers Corp.	133,832
4,591	Retail Properties of America, Inc., Class A	72,767
4,549	Senior Housing Properties Trust	81,382
1,888	SL Green Realty Corp.^	182,909
8,368	Spirit Realty Capital, Inc.	94,140
4,609	Starwood Property Trust, Inc.^	87,248
736	Taubman Centers, Inc.	52,425
6,586	Two Harbors Investment Corp.	52,293
4,910	UDR, Inc.	189,182
6,271	Ventas, Inc.^	394,821
17,156	VEREIT, Inc.^	152,174
3,568	Vornado Realty Trust	336,926
2,398	Weingarten Realty Investors	89,973
3,623	Welltower, Inc.	251,219
12,113	Weyerhaeuser Co.	375,261
1,978	WP Carey, Inc.	123,111
3,586	WP Glimcher, Inc.	34,031

		9,368,561

Real Estate Management & Development (0.1%):
459	Howard Hughes Corp. (The)*	48,604
237	Jones Lang LaSalle, Inc.	27,805
1,804	Realogy Holdings Corp.*	65,142

		141,551

Road & Rail (0.6%):
74	AMERCO, Inc.	26,441
13,893	CSX Corp.	357,745
627	Genesee & Wyoming, Inc., Class A*^	39,313
2,079	Kansas City Southern^	177,651
5,776	Norfolk Southern Corp.	480,851
1,032	Ryder System, Inc.	66,853

		1,148,854

Semiconductors & Semiconductor Equipment (3.0%):
516	Analog Devices, Inc.	30,542
8,819	Applied Materials, Inc.	186,786
2,121	Broadcom, Ltd.	327,695
1,906	Cree, Inc.*^	55,465
5,960	Cypress Semiconductor Corp.^	51,614
1,432	First Solar, Inc.*	98,049
83,608	Intel Corp.	2,704,718
877	Lam Research Corp.^	72,440
8,586	Marvell Technology Group, Ltd.	88,522
3,525	Maxim Integrated Products, Inc.	129,650
18,730	Micron Technology, Inc.*	196,103
10,164	NVIDIA Corp.^	362,143
640	ON Semiconductor Corp.*	6,138
24,156	QUALCOMM, Inc.	1,235,338
422	SunEdison, Inc.*^	228
979	Sunpower Corp.*^	21,871
4,153	Teradyne, Inc.	89,663
3,744	Xilinx, Inc.	177,578

		5,834,543

Software (3.1%):
9,533	Activision Blizzard, Inc.^	322,597
1,381	ANSYS, Inc.*	123,544

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
97	Atlassian Corp. plc, Class A*	$2,440
1,133	Autodesk, Inc.*	66,065
5,617	CA, Inc.^	172,947
66,384	Microsoft Corp.	3,666,389
4,796	Nuance Communications, Inc.*	89,637
24,024	Oracle Corp.^	982,823
144	SS&C Technologies Holdings, Inc.	9,132
12,809	Symantec Corp.	235,429
2,725	Synopsys, Inc.*	131,999
13,662	Zynga, Inc.*	31,149

		5,834,151

Specialty Retail (0.4%):
1,081	Aaron’s, Inc.	27,133
5,288	Best Buy Co., Inc.	171,544
821	Cabela’s, Inc., Class A*	39,974
241	CST Brands, Inc.^	9,228
554	Dick’s Sporting Goods, Inc.	25,900
1,335	DSW, Inc., Class A	36,899
366	Foot Locker, Inc.^	23,607
2,054	GameStop Corp., Class A^	65,173
724	Murphy U.S.A., Inc.*	44,490
8,720	Office Depot, Inc.*	61,912
515	Penske Automotive Group, Inc.	19,519
12,142	Staples, Inc.	133,926
538	Tiffany & Co.^	39,478

		698,783

Technology Hardware, Storage & Peripherals (1.4%):
1,370	3D Systems Corp.*^	21,194
33,783	EMC Corp.	900,317
32,539	Hewlett Packard Enterprise Co.	576,916
32,724	HP, Inc.	403,160
1,187	Lexmark International, Inc., Class A	39,681
2,573	NCR Corp.*^	77,010
3,847	NetApp, Inc.^	104,985
3,925	SanDisk Corp.	298,614
4,229	Western Digital Corp.^	199,778

		2,621,655

Textiles, Apparel & Luxury Goods (0.2%):
4,471	Coach, Inc.^	179,242
150	Fossil Group, Inc.*^	6,663
1,567	PVH Corp.	155,227
1,072	Ralph Lauren Corp.^	103,191

		444,323

Thrifts & Mortgage Finance (0.1%):
9,191	New York Community Bancorp, Inc.	146,137
1,278	TFS Financial Corp.^	22,199

		168,336

Tobacco (0.8%):
2,199	Altria Group, Inc.	137,789
14,737	Philip Morris International, Inc.	1,445,847

		1,583,636

Trading Companies & Distributors (0.1%):
1,841	Air Lease Corp.^	59,132
777	GATX Corp.^	36,908
639	MSC Industrial Direct Co., Inc., Class A	48,762
2,075	NOW, Inc.*	36,769
856	WESCO International, Inc.*	46,798

		228,369

Transportation Infrastructure (0.0%):
1,309	Macquarie Infrastructure Corp.	88,279

Water Utilities (0.2%):
3,395	American Water Works Co., Inc.	234,017

Shares		Fair Value
Common Stocks, continued
Water Utilities, continued
3,357	Aqua America, Inc.	$106,820

		340,837

Wireless Telecommunication Services (0.2%):
14,543	Sprint Corp.*^	50,610
1,820	Telephone & Data Systems, Inc.	54,764
5,165	T-Mobile US, Inc.*	197,819
246	United States Cellular Corp.*^	11,240

		314,433

Total Common Stocks (Cost $148,362,242)		186,376,807

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (14.5%):
$27,688,078	AZL Russell 1000 Value Index Fund Securities Lending Collateral Account(a)	27,688,078

Total Securities Held as Collateral for Securities on Loan (Cost $27,688,078)		27,688,078

Unaffiliated Investment Company (2.2%):
4,121,136	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(b)	4,121,136

Total Unaffiliated Investment Company (Cost $4,121,136)		4,121,136

Total Investment Securities (Cost $180,171,456)(c) - 114.4%		218,186,021
Net other assets (liabilities) - (14.4)%		(27,425,960)

Net Assets - 100.0%		$190,760,061

Percentages indicated are based on net assets as of March 31, 2016.

ADR	-	American Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $27,033,476.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(b)	The rate represents the effective yield at March 31, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Futures Contracts

Cash of $209,200 has been segregated to cover margin requirements for the following open contracts as of March 31, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/17/16	44	$4,513,300	$45,196

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (96.8%):
Aerospace & Defense (2.4%):
41,926	Boeing Co. (The)^	$5,322,085
19,671	General Dynamics Corp.	2,584,179
51,866	Honeywell International, Inc.	5,811,584
5,257	L-3 Communications Holdings, Inc.^	622,955
17,713	Lockheed Martin Corp.^	3,923,430
12,222	Northrop Grumman Corp.	2,418,734
20,238	Raytheon Co.	2,481,786
8,836	Rockwell Collins, Inc.^	814,768
18,399	Textron, Inc.	670,828
52,376	United Technologies Corp.	5,242,838

		29,893,187

Air Freight & Logistics (0.7%):
9,764	C.H. Robinson Worldwide, Inc.^	724,782
12,195	Expeditors International of Washington, Inc.^	595,238
17,244	FedEx Corp.	2,805,944
46,563	United Parcel Service, Inc., Class B	4,910,999

		9,036,963

Airlines (0.6%):
40,690	American Airlines Group, Inc.	1,668,697
52,205	Delta Air Lines, Inc.	2,541,339
43,010	Southwest Airlines Co.	1,926,848
24,225	United Continental Holdings, Inc.*^	1,450,109

		7,586,993

Auto Components (0.3%):
15,049	BorgWarner, Inc.	577,882
18,784	Delphi Automotive plc^	1,409,176
17,996	Goodyear Tire & Rubber Co.	593,508
43,681	Johnson Controls, Inc.	1,702,248

		4,282,814

Automobiles (0.6%):
262,998	Ford Motor Co.^	3,550,473
94,886	General Motors Co.	2,982,267
12,355	Harley-Davidson, Inc.^	634,182

		7,166,922

Banks (5.1%):
695,668	Bank of America Corp.	9,405,431
52,288	BB&T Corp.	1,739,622
198,693	Citigroup, Inc.	8,295,433
35,333	Citizens Financial Group, Inc.	740,226
11,855	Comerica, Inc.	448,949
53,501	Fifth Third Bancorp	892,932
53,841	Huntington Bancshares, Inc.	513,643
247,175	JPMorgan Chase & Co.	14,637,704
55,980	KeyCorp	618,019
10,721	M&T Bank Corp.	1,190,031
20,491	People’s United Financial, Inc.^	326,422
33,749	PNC Financial Services Group, Inc.	2,854,153
87,481	Regions Financial Corp.^	686,726
33,766	SunTrust Banks, Inc.	1,218,277
109,886	U.S. Bancorp	4,460,273
311,210	Wells Fargo & Co.	15,050,115
13,490	Zions Bancorp	326,593

		63,404,549

Beverages (2.3%):
6,812	Brown-Forman Corp., Class B^	670,778
262,276	Coca-Cola Co. (The)	12,166,983
14,036	Coca-Cola Enterprises, Inc.	712,187
11,831	Constellation Brands, Inc., Class A	1,787,546
12,669	Dr Pepper Snapple Group, Inc.	1,132,862
12,450	Molson Coors Brewing Co., Class A	1,197,441
10,062	Monster Beverage Corp.*^	1,342,070
97,377	PepsiCo, Inc.^	9,979,194

		28,989,061

Shares		Fair Value
Common Stocks, continued
Biotechnology (3.1%):
108,546	AbbVie, Inc.	$6,200,148
15,243	Alexion Pharmaceuticals, Inc.*	2,122,130
50,721	Amgen, Inc.	7,604,600
45,883	Baxalta, Inc.	1,853,673
14,723	Biogen Idec, Inc.*	3,832,691
52,628	Celgene Corp.*	5,267,537
92,021	Gilead Sciences, Inc.	8,453,048
5,268	Regeneron Pharmaceuticals, Inc.*	1,898,798
16,467	Vertex Pharmaceuticals, Inc.*	1,308,962

		38,541,587

Building Products (0.1%):
6,382	Allegion plc	406,597
22,550	Masco Corp.^	709,198

		1,115,795

Capital Markets (1.8%):
3,629	Affiliated Managers Group, Inc.*	589,350
11,387	Ameriprise Financial, Inc.	1,070,492
72,577	Bank of New York Mellon Corp. (The)	2,673,011
8,469	BlackRock, Inc., Class A+	2,884,286
81,201	Charles Schwab Corp. (The)	2,275,252
18,677	E*TRADE Financial Corp.*	457,400
25,392	Franklin Resources, Inc.^	991,558
26,425	Goldman Sachs Group, Inc. (The)	4,148,196
27,725	Invesco, Ltd.	853,098
7,312	Legg Mason, Inc.	253,580
102,906	Morgan Stanley	2,573,679
14,586	Northern Trust Corp.	950,570
27,167	State Street Corp.^	1,589,813
16,828	T. Rowe Price Group, Inc.^	1,236,185

		22,546,470

Chemicals (2.0%):
12,993	Air Products & Chemicals, Inc.^	1,871,642
4,346	Airgas, Inc.	615,567
15,556	CF Industries Holdings, Inc.	487,525
75,419	Dow Chemical Co. (The)	3,835,811
58,781	E.I. du Pont de Nemours & Co.	3,722,014
9,880	Eastman Chemical Co.	713,632
18,052	Ecolab, Inc.	2,013,159
8,861	FMC Corp.^	357,719
5,367	International Flavor & Fragrances, Inc.^	610,604
23,290	LyondellBasell Industries NV, Class A	1,993,158
29,761	Monsanto Co.	2,611,230
23,716	Mosaic Co. (The)^	640,332
18,084	PPG Industries, Inc.	2,016,185
19,080	Praxair, Inc.	2,183,706
5,278	Sherwin Williams Co.	1,502,488

		25,174,772

Commercial Services & Supplies (0.4%):
11,396	ADT Corp. (The)	470,199
5,946	Cintas Corp.^	534,010
13,404	Pitney Bowes, Inc.	288,722
16,047	Republic Services, Inc., Class A	764,640
5,646	Stericycle, Inc.*^	712,469
28,352	Tyco International plc	1,040,802
28,034	Waste Management, Inc.^	1,654,006

		5,464,848

Communications Equipment (1.0%):
338,993	Cisco Systems, Inc.	9,651,131
4,577	F5 Networks, Inc.*	484,475
8,516	Harris Corp.	663,056
23,415	Juniper Networks, Inc.	597,317

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
10,599	Motorola Solutions, Inc.	$802,344

		12,198,323

Construction & Engineering (0.1%):
9,491	Fluor Corp.	509,667
8,259	Jacobs Engineering Group, Inc.*^	359,679
10,705	Quanta Services, Inc.*	241,505

		1,110,851

Construction Materials (0.1%):
4,305	Martin Marietta Materials, Inc.^	686,691
8,933	Vulcan Materials Co.	943,056

		1,629,747

Consumer Finance (0.7%):
55,209	American Express Co.^	3,389,832
35,686	Capital One Financial Corp.	2,473,397
27,905	Discover Financial Services^	1,420,923
24,942	Navient Corp.	298,556
55,849	Synchrony Financial*	1,600,632

		9,183,340

Containers & Packaging (0.3%):
6,032	Avery Dennison Corp.	434,968
9,570	Ball Corp.	682,245
27,804	International Paper Co.^	1,141,076
10,744	Owens-Illinois, Inc.*	171,474
13,229	Sealed Air Corp.	635,124
17,358	WestRock Co.	677,483

		3,742,370

Distributors (0.1%):
10,149	Genuine Parts Co.	1,008,405

Diversified Consumer Services (0.0%):
15,819	H&R Block, Inc.	417,938

Diversified Financial Services (2.1%):
126,158	Berkshire Hathaway, Inc., Class B*^	17,899,298
22,666	CME Group, Inc.	2,177,069
8,056	IntercontinentalExchange, Inc.	1,894,288
22,467	Leucadia National Corp.	363,291
17,884	McGraw-Hill Cos., Inc. (The)^	1,770,158
11,359	Moody’s Corp.	1,096,825
7,856	NASDAQ OMX Group, Inc. (The)	521,481

		25,722,410

Diversified Telecommunication Services (2.7%):
414,397	AT&T, Inc.	16,231,931
36,795	CenturyLink, Inc.	1,175,968
76,837	Frontier Communications Corp.^	429,519
19,237	Level 3 Communications, Inc.*	1,016,675
274,457	Verizon Communications, Inc.^	14,842,635

		33,696,728

Electric Utilities (2.0%):
32,917	American Electric Power Co., Inc.^	2,185,689
46,436	Duke Energy Corp.	3,746,455
22,022	Edison International	1,583,162
11,995	Entergy Corp.	950,964
21,495	Eversource Energy	1,254,018
61,616	Exelon Corp.^	2,209,550
28,710	FirstEnergy Corp.^	1,032,699
31,101	NextEra Energy, Inc.	3,680,492
33,304	PG&E Corp.	1,988,915
7,350	Pinnacle West Capital Corp.	551,765
45,684	PPL Corp.	1,739,190
61,552	Southern Co. (The)	3,184,085
34,012	Xcel Energy, Inc.	1,422,382

		25,529,366

Electrical Equipment (0.5%):
16,022	AMETEK, Inc.	800,780

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
31,113	Eaton Corp. plc	$1,946,429
43,293	Emerson Electric Co.	2,354,273
8,846	Rockwell Automation, Inc.^	1,006,233

		6,107,715

Electronic Equipment, Instruments & Components (0.4%):
20,615	Amphenol Corp., Class A	1,191,959
75,095	Corning, Inc.	1,568,735
9,294	FLIR Systems, Inc.	306,237
24,915	TE Connectivity, Ltd.	1,542,737

		4,609,668

Energy Equipment & Services (1.0%):
29,219	Baker Hughes, Inc.	1,280,669
12,876	Cameron International Corp.*	863,336
4,551	Diamond Offshore Drilling, Inc.^	98,893
15,383	FMC Technologies, Inc.*	420,879
58,065	Halliburton Co.	2,074,082
7,155	Helmerich & Payne, Inc.^	420,142
25,184	National-Oilwell Varco, Inc.	783,222
84,370	Schlumberger, Ltd.^	6,222,287
22,639	Transocean, Ltd.^	206,920

		12,370,430

Food & Staples Retailing (2.4%):
29,622	Costco Wholesale Corp.	4,667,835
74,023	CVS Health Corp.	7,678,405
65,899	Kroger Co. (The)	2,520,637
35,180	Sysco Corp.	1,643,961
58,026	Walgreens Boots Alliance, Inc.	4,888,110
105,644	Wal-Mart Stores, Inc.	7,235,558
21,887	Whole Foods Market, Inc.^	680,905

		29,315,411

Food Products (1.7%):
40,023	Archer-Daniels-Midland Co.	1,453,235
12,186	Campbell Soup Co.^	777,345
29,358	ConAgra Foods, Inc.	1,309,954
39,916	General Mills, Inc.^	2,528,679
9,630	Hershey Co. (The)^	886,827
18,442	Hormel Foods Corp.^	797,432
7,975	JM Smucker Co. (The)	1,035,474
17,113	Kellogg Co.	1,310,000
40,186	Kraft Heinz Co. (The)	3,157,012
7,725	McCormick & Co.	768,483
12,594	Mead Johnson Nutrition Co.^	1,070,112
105,726	Mondelez International, Inc., Class A	4,241,727
19,826	Tyson Foods, Inc., Class A	1,321,601

		20,657,881

Gas Utilities (0.0%):
7,954	AGL Resources, Inc.	518,124

Health Care Equipment & Supplies (2.2%):
99,290	Abbott Laboratories	4,153,301
36,689	Baxter International, Inc.	1,507,184
14,285	Becton, Dickinson & Co.^	2,168,749
90,137	Boston Scientific Corp.*^	1,695,477
4,936	C.R. Bard, Inc.	1,000,379
16,121	DENTSPLY SIRONA, Inc.	993,537
14,336	Edwards Lifesciences Corp.*	1,264,579
16,622	Hologic, Inc.*	573,459
2,504	Intuitive Surgical, Inc.*	1,505,029
94,712	Medtronic plc	7,103,400
18,939	St. Jude Medical, Inc.	1,041,645
21,108	Stryker Corp.^	2,264,677
6,493	Varian Medical Systems, Inc.*^	519,570

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
12,045	Zimmer Holdings, Inc.^	$1,284,358

		27,075,344

Health Care Providers & Services (2.6%):
23,594	Aetna, Inc.	2,650,786
13,102	AmerisourceBergen Corp.	1,133,978
17,605	Anthem, Inc.	2,446,919
22,235	Cardinal Health, Inc.	1,822,158
11,441	Centene Corp.*	704,422
17,266	Cigna Corp.	2,369,586
11,179	DaVita, Inc.*	820,315
44,976	Express Scripts Holding Co.*^	3,089,401
20,608	HCA Holdings, Inc.*	1,608,454
5,570	Henry Schein, Inc.*	961,549
9,932	Humana, Inc.	1,817,059
6,781	Laboratory Corp. of America Holdings*	794,259
15,474	McKesson Corp.	2,433,287
5,766	Patterson Cos., Inc.^	268,292
9,592	Quest Diagnostics, Inc.^	685,348
6,548	Tenet Healthcare Corp.*^	189,434
64,114	UnitedHealth Group, Inc.	8,264,295
6,051	Universal Health Services, Inc., Class B	754,681

		32,814,223

Health Care Technology (0.1%):
20,474	Cerner Corp.*^	1,084,303

Hotels, Restaurants & Leisure (1.8%):
30,345	Carnival Corp.	1,601,306
2,030	Chipotle Mexican Grill, Inc.*^	956,069
7,601	Darden Restaurants, Inc.	503,946
12,921	Marriott International, Inc., Class A^	919,717
60,776	McDonald’s Corp.	7,638,327
11,431	Royal Caribbean Cruises, Ltd.	939,057
99,503	Starbucks Corp.	5,940,329
11,411	Starwood Hotels & Resorts Worldwide, Inc.	952,020
7,468	Wyndham Worldwide Corp.^	570,779
5,385	Wynn Resorts, Ltd.^	503,121
27,605	Yum! Brands, Inc.	2,259,469

		22,784,140

Household Durables (0.4%):
22,102	D.R. Horton, Inc.^	668,143
8,033	Garmin, Ltd.	320,999
4,741	Harman International Industries, Inc.^	422,139
9,196	Leggett & Platt, Inc.^	445,086
11,998	Lennar Corp., Class A^	580,223
4,241	Mohawk Industries, Inc.*	809,607
18,019	Newell Rubbermaid, Inc.^	798,062
21,430	PulteGroup, Inc.^	400,955
5,191	Whirlpool Corp.	936,145

		5,381,359

Household Products (1.9%):
8,789	Church & Dwight Co., Inc.^	810,170
8,766	Clorox Co. (The)	1,105,042
60,038	Colgate-Palmolive Co.	4,241,685
24,288	Kimberly-Clark Corp.	3,266,979
178,653	Procter & Gamble Co. (The)^	14,704,928

		24,128,804

Independent Power and Renewable Electricity Producers (0.1%):
45,473	AES Corp. (The)^	536,581
21,070	NRG Energy, Inc.^	274,121

		810,702

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates (2.6%):
40,764	3M Co., Class B	$6,792,505
40,261	Danaher Corp.	3,819,158
628,677	General Electric Co.^	19,985,643
6,761	Roper Industries, Inc.	1,235,708

		31,833,014

Insurance (2.5%):
28,154	Aflac, Inc.	1,777,644
25,512	Allstate Corp. (The)	1,718,743
77,518	American International Group, Inc.	4,189,847
18,117	Aon plc	1,892,321
4,412	Assurant, Inc.	340,386
31,045	Chubb, Ltd.	3,699,011
9,821	Cincinnati Financial Corp.	641,901
26,768	Hartford Financial Services Group, Inc. (The)	1,233,469
16,113	Lincoln National Corp.	631,630
18,137	Loews Corp.	693,922
34,958	Marsh & McLennan Cos., Inc.	2,125,097
73,709	MetLife, Inc.	3,238,773
18,179	Principal Financial Group, Inc.	717,162
39,106	Progressive Corp. (The)	1,374,185
30,170	Prudential Financial, Inc.	2,178,877
7,763	Torchmark Corp.	420,444
19,880	Travelers Cos., Inc. (The)^	2,320,195
16,315	UnumProvident Corp.	504,460
9,352	Willis Towers Watson plc	1,109,708
19,956	XL Group plc	734,381

		31,542,156

Internet & Catalog Retail (1.9%):
26,011	Amazon.com, Inc.*	15,441,170
8,008	Expedia, Inc.^	863,423
28,883	Netflix, Inc.*	2,952,709
3,339	Priceline Group, Inc. (The)*	4,303,837
7,573	TripAdvisor, Inc.*^	503,605

		24,064,744

Internet Software & Services (4.2%):
11,886	Akamai Technologies, Inc.*^	660,505
19,708	Alphabet, Inc., Class A*	15,035,233
20,020	Alphabet, Inc., Class C*	14,913,899
73,005	eBay, Inc.*	1,741,899
154,607	Facebook, Inc., Class A*	17,640,659
6,391	VeriSign, Inc.*	565,859
58,933	Yahoo!, Inc.*	2,169,324

		52,727,378

IT Services (3.6%):
42,266	Accenture plc, Class A	4,877,496
3,985	Alliance Data Systems Corp.*	876,700
30,929	Automatic Data Processing, Inc.^	2,774,641
41,151	Cognizant Technology Solutions Corp., Class A*	2,580,168
9,175	CSRA, Inc.	246,808
18,742	Fidelity National Information Services, Inc.	1,186,556
15,023	Fiserv, Inc.*^	1,541,059
59,558	International Business Machines Corp.	9,020,058
66,070	MasterCard, Inc., Class A	6,243,615
21,459	Paychex, Inc.^	1,159,001
75,166	PayPal Holdings, Inc.*	2,901,408
8,915	Teradata Corp.*^	233,930
11,284	Total System Services, Inc.	536,893
129,301	Visa, Inc., Class A^	9,888,939
33,886	Western Union Co.^	653,661
63,823	Xerox Corp.	712,265

		45,433,198

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Leisure Products (0.1%):
7,437	Hasbro, Inc.	$595,704
23,217	Mattel, Inc.^	780,555

		1,376,259

Life Sciences Tools & Services (0.6%):
22,318	Agilent Technologies, Inc.	889,372
9,970	Illumina, Inc.*^	1,616,237
7,513	PerkinElmer, Inc.^	371,593
26,745	Thermo Fisher Scientific, Inc.	3,786,825
5,519	Waters Corp.*^	728,066

		7,392,093

Machinery (1.2%):
39,051	Caterpillar, Inc.	2,988,964
10,844	Cummins, Inc.^	1,192,189
20,210	Deere & Co.^	1,555,968
10,423	Dover Corp.	670,512
8,954	Flowserve Corp.^	397,647
21,967	Illinois Tool Works, Inc.^	2,250,299
17,297	Ingersoll-Rand plc	1,072,587
23,560	PACCAR, Inc.^	1,288,496
9,114	Parker Hannifin Corp.^	1,012,383
12,126	Pentair plc^	657,957
3,864	Snap-On, Inc.	606,609
10,275	Stanley Black & Decker, Inc.^	1,081,033
12,119	Xylem, Inc.	495,667

		15,270,311

Media (3.1%):
15,303	Cablevision Systems Corp., Class A	504,999
28,407	CBS Corp., Class B	1,564,942
163,639	Comcast Corp., Class A	9,995,070
9,877	Discovery Communications, Inc., Class A*^	282,779
16,418	Discovery Communications, Inc., Class C*	443,286
27,466	Interpublic Group of Cos., Inc. (The)	630,345
25,391	News Corp., Class A	324,243
7,183	News Corp., Class B^	95,175
16,173	Omnicom Group, Inc.	1,346,079
6,476	Scripps Networks Interactive, Class A^	424,178
15,079	Tegna, Inc.^	353,753
19,112	Time Warner Cable, Inc., Class A	3,910,697
53,239	Time Warner, Inc., Class A	3,862,489
77,560	Twenty-First Century Fox, Inc.	2,162,373
27,419	Twenty-First Century Fox, Inc., Class B	773,216
23,151	Viacom, Inc., Class B^	955,673
101,125	Walt Disney Co. (The)^	10,042,723

		37,672,020

Metals & Mining (0.3%):
87,314	Alcoa, Inc.^	836,468
84,197	Freeport-McMoRan Copper & Gold, Inc.	870,597
36,133	Newmont Mining Corp.	960,415
21,204	Nucor Corp.^	1,002,949

		3,670,429

Multiline Retail (0.7%):
19,497	Dollar General Corp.	1,668,943
15,946	Dollar Tree, Inc.*	1,314,907
12,719	Kohl’s Corp.^	592,833
21,067	Macy’s, Inc.	928,844
8,684	Nordstrom, Inc.^	496,812
40,587	Target Corp.	3,339,498

		8,341,837

Shares		Fair Value
Common Stocks, continued
Multi-Utilities (1.1%):
16,127	Ameren Corp.	$807,963
28,568	CenterPoint Energy, Inc.	597,643
18,904	CMS Energy Corp.	802,286
19,662	Consolidated Edison, Inc.	1,506,502
40,250	Dominion Resources, Inc.^	3,023,580
12,223	DTE Energy Co.	1,108,137
21,016	NiSource, Inc.	495,137
34,202	Public Service Enterprise Group, Inc.^	1,612,282
9,500	SCANA Corp.^	666,425
15,964	Sempra Energy^	1,661,054
15,659	TECO Energy, Inc.	431,092
21,387	WEC Energy Group, Inc.^	1,284,717

		13,996,818

Oil, Gas & Consumable Fuels (5.5%):
34,353	Anadarko Petroleum Corp.	1,599,819
25,332	Apache Corp.^	1,236,455
30,857	Cabot Oil & Gas Corp.^	700,762
34,391	Chesapeake Energy Corp.^	141,691
126,885	Chevron Corp.	12,104,829
6,490	Cimarex Energy Co.^	631,282
26,076	Columbia Pipeline Group, Inc.	654,508
8,648	Concho Resources, Inc.*	873,794
83,353	ConocoPhillips	3,356,625
34,191	Devon Energy Corp.	938,201
37,155	EOG Resources, Inc.	2,696,710
10,778	EQT Corp.	724,928
279,788	Exxon Mobil Corp.	23,387,479
17,907	Hess Corp.^	942,804
122,716	Kinder Morgan, Inc.	2,191,708
57,200	Marathon Oil Corp.	637,208
35,790	Marathon Petroleum Corp.	1,330,672
11,090	Murphy Oil Corp.^	279,357
13,408	Newfield Exploration Co.*^	445,816
29,066	Noble Energy, Inc.	912,963
51,544	Occidental Petroleum Corp.	3,527,156
13,851	ONEOK, Inc.	413,591
31,660	Phillips 66^	2,741,439
11,009	Pioneer Natural Resources Co.^	1,549,407
11,060	Range Resources Corp.^	358,123
25,554	Southwestern Energy Co.*^	206,221
45,445	Spectra Energy Corp.^	1,390,617
8,068	Tesoro Corp.	693,929
31,753	Valero Energy Corp.^	2,036,637
45,413	Williams Cos., Inc. (The)^	729,787

		69,434,518

Personal Products (0.1%):
15,052	Estee Lauder Co., Inc. (The), Class A	1,419,554

Pharmaceuticals (5.2%):
26,589	Allergan plc*	7,126,650
112,420	Bristol-Myers Squibb Co.	7,181,390
65,406	Eli Lilly & Co.^	4,709,886
13,873	Endo International plc*	390,525
185,827	Johnson & Johnson Co.	20,106,482
7,742	Mallinckrodt plc*	474,430
186,766	Merck & Co., Inc.	9,881,789
27,703	Mylan NV*	1,284,034
9,926	Perrigo Co. plc	1,269,833
407,433	Pfizer, Inc.^	12,076,314
30,580	Zoetis, Inc.	1,355,611

		65,856,944

Professional Services (0.3%):
2,402	Dun & Bradstreet Corp.	247,598
7,941	Equifax, Inc.	907,577

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
24,399	Nielsen Holdings plc^	$1,284,851
8,983	Robert Half International, Inc.	418,428
10,326	Verisk Analytics, Inc., Class A*^	825,254

		3,683,708

Real Estate Investment Trusts (REITs) (2.9%):
28,672	American Tower Corp.	2,935,152
10,389	Apartment Investment & Management Co., Class A^	434,468
9,173	AvalonBay Communities, Inc.^	1,744,705
10,300	Boston Properties, Inc.	1,308,924
22,369	Crown Castle International Corp.	1,934,919
4,676	Equinix, Inc.^	1,546,400
24,408	Equity Residential Property Trust	1,831,332
4,384	Essex Property Trust, Inc.^	1,025,242
8,549	Extra Space Storage, Inc.	798,990
4,653	Federal Realty Investment Trust	726,101
38,996	General Growth Properties, Inc.	1,159,351
31,189	HCP, Inc.^	1,016,138
50,345	Host Hotels & Resorts, Inc.^	840,762
12,878	Iron Mountain, Inc.	436,693
27,422	Kimco Realty Corp.^	789,205
8,685	Macerich Co. (The)	688,199
35,675	ProLogis, Inc.	1,576,122
9,959	Public Storage, Inc.^	2,746,991
16,739	Realty Income Corp.^	1,046,355
20,891	Simon Property Group, Inc.^	4,338,851
6,683	SL Green Realty Corp.^	647,449
18,262	UDR, Inc.	703,635
22,816	Ventas, Inc.^	1,436,495
11,817	Vornado Realty Trust	1,115,879
24,092	Welltower, Inc.^	1,670,539
53,224	Weyerhaeuser Co.	1,648,880

		36,147,777

Real Estate Management & Development (0.0%):
19,326	CBRE Group, Inc., Class A*	556,975

Road & Rail (0.7%):
65,339	CSX Corp.	1,682,479
6,130	J.B. Hunt Transport Services, Inc.^	516,391
7,338	Kansas City Southern^	627,032
20,116	Norfolk Southern Corp.	1,674,657
3,523	Ryder System, Inc.	228,220
56,933	Union Pacific Corp.	4,529,021

		9,257,800

Semiconductors & Semiconductor Equipment (2.7%):
20,896	Analog Devices, Inc.	1,236,834
75,818	Applied Materials, Inc.	1,605,825
24,997	Broadcom, Ltd.	3,862,037
5,001	First Solar, Inc.*	342,418
318,202	Intel Corp.	10,293,834
10,507	KLA-Tencor Corp.	765,015
10,589	Lam Research Corp.^	874,651
15,898	Linear Technology Corp.	708,415
13,624	Microchip Technology, Inc.^	656,677
70,282	Micron Technology, Inc.*	735,853
34,319	NVIDIA Corp.^	1,222,786
8,736	Qorvo, Inc.*^	440,382
100,802	QUALCOMM, Inc.	5,155,013
13,004	Skyworks Solutions, Inc.^	1,013,012
67,611	Texas Instruments, Inc.	3,882,224
17,376	Xilinx, Inc.	824,144

		33,619,120

Software (4.3%):
33,804	Activision Blizzard, Inc.^	1,143,927
33,421	Adobe Systems, Inc.*	3,134,890

Shares		Fair Value
Common Stocks, continued
Software, continued
15,067	Autodesk, Inc.*	$878,557
20,075	CA, Inc.^	618,109
10,317	Citrix Systems, Inc.*	810,710
20,846	Electronic Arts, Inc.*^	1,378,129
17,354	Intuit, Inc.^	1,804,990
532,893	Microsoft Corp.	29,431,679
212,394	Oracle Corp.^	8,689,039
12,190	Red Hat, Inc.*	908,277
42,521	Salesforce.com, Inc.*	3,139,325
44,052	Symantec Corp.	809,676

		52,747,308

Specialty Retail (2.6%):
4,872	Advance Auto Parts, Inc.	781,176
5,219	AutoNation, Inc.*^	243,623
2,028	AutoZone, Inc.*^	1,615,687
10,929	Bed Bath & Beyond, Inc.*^	542,516
19,047	Best Buy Co., Inc.	617,885
13,099	CarMax, Inc.*^	669,359
7,234	GameStop Corp., Class A^	229,535
15,351	Gap, Inc. (The)^	451,319
85,418	Home Depot, Inc. (The)^	11,397,324
17,146	L Brands, Inc.	1,505,590
61,664	Lowe’s Cos., Inc.^	4,671,048
6,542	O’Reilly Automotive, Inc.*^	1,790,284
27,145	Ross Stores, Inc.	1,571,696
5,333	Signet Jewelers, Ltd.	661,452
42,570	Staples, Inc.	469,547
7,480	Tiffany & Co.^	548,882
45,237	TJX Cos., Inc. (The)	3,544,319
9,052	Tractor Supply Co.^	818,844
5,823	Urban Outfitters, Inc.*^	192,683

		32,322,769

Technology Hardware, Storage & Peripherals (4.1%):
373,496	Apple, Inc.	40,707,328
131,115	EMC Corp.	3,494,215
115,756	Hewlett Packard Enterprise Co.^	2,052,354
116,440	HP, Inc.	1,434,541
19,978	NetApp, Inc.^	545,200
13,447	SanDisk Corp.	1,023,048
20,131	Seagate Technology plc^	693,513
15,892	Western Digital Corp.^	750,738

		50,700,937

Textiles, Apparel & Luxury Goods (0.9%):
18,943	Coach, Inc.	759,425
26,638	Hanesbrands, Inc.^	754,921
11,931	Michael Kors Holdings, Ltd.*	679,590
90,931	Nike, Inc., Class B	5,589,528
5,480	PVH Corp.^	542,849
4,005	Ralph Lauren Corp.^	385,521
12,293	Under Armour, Inc., Class A*^	1,042,815
22,752	VF Corp.^	1,473,420

		11,228,069

Tobacco (1.7%):
131,899	Altria Group, Inc.	8,264,791
104,374	Philip Morris International, Inc.	10,240,134
55,849	Reynolds American, Inc.^	2,809,763

		21,314,688

Trading Companies & Distributors (0.2%):
19,317	Fastenal Co.^	946,532
6,220	United Rentals, Inc.*^	386,822
3,871	W.W. Grainger, Inc.^	903,608

		2,236,962

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Water Utilities (0.1%):
12,024	American Water Works Co., Inc.^	$828,814

Total Common Stocks (Cost $666,079,546)		1,209,777,743

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (11.3%):
$141,430,181	AZL S&P 500 Index Fund Securities Lending Collateral Account(a)	141,430,181

Total Securities Held as Collateral for Securities on Loan (Cost $141,430,181)		141,430,181

Unaffiliated Investment Company (3.3%):
40,968,326	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(b)	40,968,326

Total Unaffiliated Investment Company (Cost $40,968,326)		40,968,326

Total Investment Securities (Cost $848,478,053)(c) - 111.4%		1,392,176,250
Net other assets (liabilities) - (11.4)%		(142,219,367)

Net Assets - 100.0%		$1,249,956,883

Percentages indicated are based on net assets as of March 31, 2016.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $138,258,778.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(b)	The rate represents the effective yield at March 31, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures	Long	6/17/16	400	$41,030,000	$1,598,115

See accompanying notes to the schedules of portfolio investments.

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.4%):
Aerospace & Defense (0.6%):
41,517	Embraer SA, ADR	$1,094,388

Auto Components (0.6%):
5,638	Hyundai Mobis Co., Ltd.	1,227,271

Automobiles (4.0%):
358,000	Brilliance China Automotive Holdings, Ltd.	370,559
298,100	Chongqing Changan Automobile Co., Ltd., Class B	558,161
22,798	Hyundai Motor Co.	3,039,517
38,628	Maruti Suzuki India, Ltd.	2,167,300
1,348,700	PT Astra International TbK	737,365
150,471	Tata Motors, Ltd.*	876,734

		7,749,636

Banks (19.8%):
731,510	Akbank T.A.S.	2,082,919
179,642	Alpha Bank SA*	400,598
100,929	Banco Bradesco SA, ADR	751,921
41,191	Banco Santander Chile, ADR	797,046
34,833	Bank Pekao SA	1,537,583
11,436,832	China Construction Bank	7,300,887
29,930	Commercial International Bank Egypt SAE, GDR	106,015
187,556	Commercial International Bank Egypt SAE	810,638
128,557	DGB Financial Group, Inc.	1,000,449
434,114	Grupo Financiero Banorte SAB de C.V.	2,460,611
19,403	Grupo Financiero Galicia SA, ADR	549,105
88,712	Hana Financial Holdings Group, Inc.	1,923,542
236,967	HDFC Bank, Ltd.	3,834,381
2,509,385	Industrial & Commercial Bank of China	1,404,507
331,451	Itau Unibanco Banco Multiplo SA, ADR	2,847,163
379,400	Kasikornbank Public Co., Ltd.	1,863,534
403,412	National Bank of Kuwait	896,939
123,918	OTP Bank Nyrt	3,106,093
927,100	PT Bank Mandiri Tbk	720,155
430,664	Sberbank of Russia, ADR	2,988,808
24,969	Shinhan Financial Group Co., Ltd.	880,879

		38,263,773

Beverages (0.6%):
11,316	Fomento Economico Mexicano SAB de C.V., ADR	1,089,844

Biotechnology (0.3%):
1,520	Medy-Tox, Inc.	586,660

Chemicals (2.3%):
448,000	Formosa Plastics Corp.	1,109,871
11,404	LG Chem, Ltd.	3,264,565

		4,374,436

Commercial Services & Supplies (0.4%):
11,317	S1 Corp.	874,824

Construction Materials (0.5%):
21,933	Ultra Tech Cement, Ltd.	1,069,202

Diversified Consumer Services (0.8%):
47,766	New Oriental Education & Technology Group, Inc., ADR	1,652,226

Diversified Telecommunication Services (2.0%):
1,246,000	China Unicom (Hong Kong), Ltd.	1,639,600
107,195	Hellenic Telecommunications Organization SA (OTE)	969,558
112,018	Telefonica Brasil SA, ADR^	1,399,105

		4,008,263

Shares		Fair Value
Common Stocks, continued
Electric Utilities (0.9%):
89,700	Enersis SA, ADR	$1,246,830
9,394	Korea Electric Power Corp., Ltd.	493,444

		1,740,274

Electrical Equipment (0.8%):
279,000	Zhuzhou CSR Times Electric Co., Ltd.	1,630,251

Electronic Equipment, Instruments & Components (2.7%):
1,468,054	Hon Hai Precision Industry Co., Ltd.	3,845,401
10,242	LG Innotek Co., Ltd.	709,487
8,673	Samsung SDI Co., Ltd.	750,570

		5,305,458

Food & Staples Retailing (0.8%):
76,883	X5 Retail Group NV, Registered Shares, GDR*	1,629,920

Food Products (0.5%):
324,000	China Mengniu Dairy Co., Ltd.	515,765
30,040	Gruma, SAB de C.V., Class B	476,482

		992,247

Hotels, Restaurants & Leisure (1.2%):
900,860	MINI International Public Co., Ltd.	947,476
17,115	Yum! Brands, Inc.	1,400,863

		2,348,339

Household Durables (0.8%):
19,126	Coway Co., Ltd.	1,613,996

Independent Power and Renewable Electricity Producers (0.2%):
8,529	Empresa Nacional de Electricidad SA, ADR	354,892

Industrial Conglomerates (1.6%):
201,731	KOC Holdings AS	1,023,967
21,720	LG Corp.	1,300,906
41,770	SM Investments Corp.	861,857

		3,186,730

Insurance (6.8%):
756,000	AIA Group, Ltd.	4,287,311
125,000	BB Seguridade Participacoes SA	1,029,207
2,074,781	Cathay Financial Holding Co., Ltd.	2,481,813
892,400	China Pacific Insurance Group Co., Ltd., H Shares	3,338,325
98,406	Powszechny Zaklad Ubezpieczen SA	936,838
4,808	Samsung Fire & Marine Insurance Co., Ltd.	1,240,150

		13,313,644

Internet & Catalog Retail (0.9%):
67,961	JD.com, Inc., ADR*	1,800,967

Internet Software & Services (9.1%):
47,386	Alibaba Group Holding, Ltd., ADR*^	3,744,916
56,923	Mail.ru Group, Ltd., Registered Shares, GDR*	1,234,735
4,613	NHN Corp.	2,568,174
497,500	Tencent Holdings, Ltd.	10,163,034

		17,710,859

IT Services (2.5%):
96,700	Cielo SA	938,757
22,931	Luxoft Holding, Inc.*^	1,261,893
72,495	Tata Consultancy Services, Ltd.	2,758,654

		4,959,304

Machinery (0.3%):
164,800	WEG SA	637,655

Media (1.6%):
23,037	Naspers, Ltd.	3,207,567

Continued

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining (0.9%):
71,285	MMC Norilsk Nickel PJSC, ADR	$923,854
3,737	POSCO	711,891

		1,635,745

Multiline Retail (1.6%):
8,281	Hyundai Department Store Co., Ltd.	995,673
343,262	Woolworths Holdings, Ltd.	2,085,094

		3,080,767

Oil, Gas & Consumable Fuels (8.1%):
7,514,400	China Petroleum & Chemical Corp., H Shares	4,896,700
44,697	LUKOIL PJSC, ADR	1,727,538
9,596	MOL Hungarian Oil & Gas plc	577,363
11,330	NovaTek OAO, Registered Shares, GDR	1,015,239
19,547	Polski Koncern Naftowy Orlen SA	387,126
194,599	Rosneft Oil Co., Registered Shares, GDR	882,126
52,943	Sasol, Ltd.	1,579,928
4,480	SK Energy Co., Ltd.	675,575
479,900	Thai Oil Public Co., Ltd.	944,554
53,642	Tupras-Turkiye Petrol Rafine*	1,510,356
76,042	Ultrapar Participacoes SA	1,472,613

		15,669,118

Personal Products (1.3%):
7,446	Amorepacific Corp.	2,516,314

Pharmaceuticals (2.4%):
54,293	Lupin, Ltd.	1,212,518
256,064	Sun Pharmaceutical Industries, Ltd.	3,170,025
1,219	Yuhan Corp.	298,933

		4,681,476

Real Estate Management & Development (1.6%):
1,363,800	Ayala Land, Inc.	1,046,238
1,182,903	Emaar Properties PJSC	1,939,684

		2,985,922

Semiconductors & Semiconductor Equipment (8.0%):
2,034,000	Advanced Semiconductor Engineering, Inc.	2,364,663
693,000	Chipbond Technology Corp.	1,118,563
80,729	SK Hynix, Inc.	1,989,374
2,070,110	Taiwan Semiconductor Manufacturing Co., Ltd.	10,355,989

		15,828,589

Technology Hardware, Storage & Peripherals (5.9%):
125,000	Catcher Technology Co., Ltd.	1,015,409
9,018	Samsung Electronics Co., Ltd.	10,345,628

		11,361,037

Textiles, Apparel & Luxury Goods (0.2%):
23,706	Eclat Textile Co., Ltd.	310,428

Transportation Infrastructure (0.9%):
242,556	Companhia de Concessoes Rodoviarias	945,935
90,272	Grupo Aeroporturaio del Pacifico SAB de C.V.	803,699

		1,749,634

Wireless Telecommunication Services (4.9%):
85,500	Advanced Info Service Public Co., Ltd.	442,274
620,500	China Mobile, Ltd.	6,917,297
9,941	Mobile TeleSystems PJSC, ADR	80,423

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
670,000	Taiwan Mobile Co., Ltd.	$2,170,613

		9,610,607

Total Common Stocks (Cost $162,651,083)		191,852,263

Preferred Stocks (0.7%):
Automobiles (0.2%):
3,782	Hyundai Motor Co., Ltd., 3.87%	350,495

Multiline Retail (0.5%):
206,400	Lojas Americanas SA, 0.30%	961,095

Total Preferred Stocks (Cost $1,222,850)		1,311,590

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.5%):
$4,871,626	AZL Schroder Emerging Markets Equity Fund Securities Lending Collateral Account(a)	4,871,626

Total Securities Held as Collateral for Securities on Loan (Cost $4,871,626)		4,871,626

Unaffiliated Investment Company (0.6%):
1,234,067	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(b)	1,234,067

Total Unaffiliated Investment Company (Cost $1,234,067)		1,234,067

Total Investment Securities (Cost $169,979,626)(c) - 102.2%		199,269,546
Net other assets (liabilities) - (2.2)%		(4,280,548)

Net Assets - 100.0%		$194,988,998

Percentages indicated are based on net assets as of March 31, 2016.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $4,754,041.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(b)	The rate represents the effective yield at March 31, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2016:

Country	Percentage
Argentina	0.3%
Brazil	6.1%
British Virgin Islands	0.6%
Cayman Islands	0.8%
Chile	1.2%
China	15.2%
Egypt	0.5%
Greece	0.7%
Hong Kong	7.6%
Hungary	1.8%
India	7.6%
Indonesia	0.7%
Korea, Republic Of	4.1%
Kuwait	0.5%
Mexico	2.4%
Philippines	1.0%
Poland	1.4%
Republic of Korea (South)	15.7%
Russian Federation	4.6%
South Africa	3.4%
Switzerland	1.7%
Taiwan	12.4%
Thailand	2.1%
Turkey	2.3%
United Arab Emirates	1.0%
United Kingdom	0.6%
United States	3.7%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (97.0%):
Aerospace & Defense (1.1%):
14,548	AAR Corp.	$338,532
28,522	Aerojet Rocketdyne Holdings, Inc.*^	467,190
9,038	AeroVironment, Inc.*^	255,956
3,169	American Science & Engineering, Inc.^	87,750
9,659	Cubic Corp.^	385,974
7,482	Engility Holdings, Inc.*	140,362
14,748	Moog, Inc., Class A*^	673,689
2,106	National Presto Industries, Inc.^	176,356
23,838	TASER International, Inc.*^	467,940

		2,993,749

Air Freight & Logistics (0.7%):
10,869	Atlas Air Worldwide Holdings, Inc.*^	459,433
10,951	Echo Global Logistics, Inc.*^	297,429
13,483	Forward Air Corp.^	611,050
15,445	Hub Group, Inc.*	630,001

		1,997,913

Airlines (0.9%):
5,773	Allegiant Travel Co.^	1,027,940
20,938	Hawaiian Holdings, Inc.*^	988,064
22,349	SkyWest, Inc.^	446,757

		2,462,761

Auto Components (1.0%):
13,284	Dorman Products, Inc.*^	722,915
10,723	Drew Industries, Inc.	691,205
15,953	Gentherm, Inc.*	663,485
7,996	Motorcar Parts of America, Inc.*^	303,688
8,576	Standard Motor Products, Inc.	297,158
9,911	Superior Industries International, Inc.^	218,835

		2,897,286

Automobiles (0.1%):
11,883	Winnebago Industries, Inc.^	266,773

Banks (8.2%):
12,351	Ameris Bancorp^	365,343
19,729	Banc of California, Inc.	345,258
8,994	Banner Corp.^	378,108
35,118	BBCN Bancorp, Inc.	533,442
37,112	Boston Private Financial Holdings, Inc.^	424,932
31,180	Brookline Bancorp, Inc.	343,292
14,273	Cardinal Financial Corp.	290,456
14,019	Central Pacific Financial Corp.	305,194
6,704	City Holding Co.	320,317
25,513	Columbia Banking System, Inc.^	763,349
19,549	Community Bank System, Inc.^	746,967
43,915	CVB Financial Corp.^	766,317
51,437	First Bancorp*	150,196
39,493	First Commonwealth Financial Corp.	349,908
27,235	First Financial Bancorp	495,132
29,181	First Financial Bankshares, Inc.^	863,174
34,698	First Midwest Bancorp, Inc.	625,258
7,057	First NBC Bank Holding Co.*	145,304
33,649	Glacier Bancorp, Inc.^	855,358
14,153	Hanmi Financial Corp.^	311,649
26,974	Home Bancshares, Inc.^	1,104,585
11,674	Independent Bank Corp.^	536,537
19,421	LegacyTexas Financial Group, Inc.	381,623
30,440	MB Financial, Inc.^	987,778
62,349	National Penn Bancshares, Inc.^	663,393
19,096	NBT Bancorp, Inc.^	514,637
19,951	OFG Bancorp	139,457
50,699	Old National Bancorp^	618,021
15,649	Pinnacle Financial Partners, Inc.^	767,740
15,352	S & T Bancorp, Inc.	395,468

Shares		Fair Value
Common Stocks, continued
Banks, continued
12,641	Simmons First National Corp., Class A^	$569,730
10,189	Southside Bancshares, Inc.^	265,627
53,237	Sterling Bancorp	848,065
28,166	Talmer Bancorp, Inc., Class A	509,523
20,292	Texas Capital Bancshares, Inc.*^	778,807
5,427	Tompkins Financial Corp.^	347,328
18,678	UMB Financial Corp.^	964,345
28,722	United Bankshares, Inc.^	1,054,097
26,884	United Community Banks, Inc.	496,547
11,359	Westamerica Bancorp^	553,297
31,254	Wilshire Bancorp, Inc.	321,916
21,517	Wintrust Financial Corp.	954,064

		23,151,539

Biotechnology (1.3%):
20,273	Acorda Therapeutics, Inc.*	536,221
15,475	AMAG Pharmaceuticals, Inc.*	362,115
13,731	Emergent Biosolutions, Inc.*	499,122
5,825	Enanta Pharmaceuticals, Inc.*	171,080
8,024	Ligand Pharmaceuticals, Inc., Class B*^	859,289
43,198	Mimedx Group, Inc.*	377,551
27,690	Momenta Pharmaceuticals, Inc.*^	255,856
14,511	Repligen Corp.*	389,185
26,356	Spectrum Pharmaceuticals, Inc.*^	167,624

		3,618,043

Building Products (1.7%):
17,402	AAON, Inc.^	487,256
6,002	American Woodmark Corp.*	447,689
12,721	Apogee Enterprises, Inc.^	558,325
12,978	Gibraltar Industries, Inc.*	371,171
16,669	Griffon Corp.^	257,536
21,414	PGT, Inc.*^	210,714
15,202	Quanex Building Products Corp.	263,907
18,038	Simpson Manufacturing Co., Inc.^	688,510
13,725	Trex Co., Inc.*^	657,839
8,856	Universal Forest Products, Inc.^	760,022

		4,702,969

Capital Markets (1.3%):
9,114	Calamos Asset Management, Inc., Class A	77,378
23,255	Financial Engines, Inc.^	730,905
12,835	Greenhill & Co., Inc.^	284,937
15,432	HFF, Inc., Class A	424,843
25,976	Interactive Brokers Group, Inc., Class A^	1,021,376
7,227	INTL FCStone, Inc.*^	193,178
14,969	Investment Technology Group, Inc.	330,815
6,864	Piper Jaffray Cos., Inc.*^	340,180
3,058	Virtus Investment Partners, Inc.	238,860

		3,642,472

Chemicals (2.2%):
12,906	A. Schulman, Inc.^	351,301
11,344	American Vanguard Corp.	179,008
13,933	Balchem Corp.^	864,125
22,488	Calgon Carbon Corp.^	315,282
80,172	Chemours Co. (The)	561,204
24,164	Flotek Industries, Inc.*^	177,122
9,965	Futurefuel Corp.	117,487
22,204	H.B. Fuller Co.^	942,561
4,178	Hawkins, Inc.^	150,784
8,527	Innophos Holdings, Inc.	263,570
10,614	Innospec, Inc.^	460,223
26,094	Intrepid Potash, Inc.*	28,964
9,125	Koppers Holdings, Inc.*	205,039
13,558	Kraton Performance Polymers, Inc.*^	234,553

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
9,017	LSB Industries, Inc.*	$114,967
5,855	Quaker Chemical Corp.^	496,855
19,244	Rayonier Advanced Materials, Inc.	182,818
8,060	Stepan Co.	445,637
10,859	Tredegar Corp.^	170,703

		6,262,203

Commercial Services & Supplies (3.0%):
24,681	ABM Industries, Inc.^	797,442
20,661	Brady Corp., Class A^	554,541
21,524	Brink’s Co. (The)^	722,991
16,391	Essendant, Inc.	523,365
8,736	G&K Services, Inc., Class A^	639,912
31,716	Healthcare Services Group, Inc.	1,167,465
29,031	Interface, Inc.^	538,235
14,599	Matthews International Corp., Class A^	751,411
19,627	Mobile Mini, Inc.^	648,084
26,067	Tetra Tech, Inc.^	777,318
6,730	UniFirst Corp.^	734,378
9,619	US Ecology, Inc.	424,775
8,716	Viad Corp.	254,159

		8,534,076

Communications Equipment (1.9%):
21,903	ADTRAN, Inc.	442,879
3,904	Bel Fuse, Inc., Class B	56,998
6,713	Black Box Corp.^	90,424
16,112	CalAmp Corp.*^	288,888
7,092	Comtech Telecommunications Corp.^	165,740
10,989	Digi International, Inc.*	103,626
33,587	Harmonic, Inc.*^	109,829
27,147	Ixia*	338,252
20,801	Lumentum Holdings, Inc.*	561,003
14,333	NETGEAR, Inc.*	578,623
39,923	Ruckus Wireless, Inc.*	391,645
19,796	ViaSat, Inc.*^	1,454,611
102,354	Viavi Solutions, Inc.*	702,148

		5,284,666

Construction & Engineering (1.2%):
15,577	Aegion Corp.*^	328,519
16,564	Comfort Systems USA, Inc.	526,238
14,605	Dycom Industries, Inc.*^	944,505
26,803	Emcor Group, Inc.	1,302,627
8,586	MYR Group, Inc.*	215,594
11,340	Orion Marine Group, Inc.*	58,741

		3,376,224

Construction Materials (0.4%):
32,813	Headwaters, Inc.*	651,010
6,093	US Concrete, Inc.*	363,021

		1,014,031

Consumer Finance (0.9%):
10,917	Cash America International, Inc.	421,833
10,473	Encore Capital Group, Inc.*	269,575
12,365	Enova International, Inc.*	78,023
22,870	EZCORP, Inc., Class A*^	67,924
12,545	First Cash Financial Services, Inc.	577,823
20,129	Green Dot Corp., Class A*	462,363
20,492	PRA Group, Inc.*^	602,260
3,825	World Acceptance Corp.*^	145,044

		2,624,845

Containers & Packaging (0.0%):
9,750	Myers Industries, Inc.^	125,385

Distributors (0.3%):
10,198	Core Markt Holdngs Co., Inc.^	831,749

Shares		Fair Value
Common Stocks, continued
Distributors, continued
8,472	VOXX International Corp.*^	$37,870

		869,619

Diversified Consumer Services (0.4%):
6,986	American Public Education, Inc.*^	144,121
4,690	Capella Education Co.	246,882
29,366	Career Education Corp.*^	133,322
16,812	Regis Corp.*^	255,373
4,878	Strayer Education, Inc.*^	237,803
9,004	Universal Technical Institute, Inc.^	38,807

		1,056,308

Diversified Telecommunication Services (1.0%):
38,754	8x8, Inc.*^	389,865
4,758	Atlantic Tele-Network, Inc.^	360,799
92,465	Cincinnati Bell, Inc.*^	357,840
18,206	Cogent Communications Group, Inc.^	710,580
22,110	Consolidated Communications Holdings, Inc.^	569,554
12,990	General Communication, Inc., Class A*	237,977
35,791	Iridium Communications, Inc.*^	281,675
10,111	Lumos Networks Corp.*^	129,825

		3,038,115

Electric Utilities (0.7%):
20,396	ALLETE, Inc.^	1,143,604
17,842	El Paso Electric Co.	818,591

		1,962,195

Electrical Equipment (1.1%):
11,507	AZZ, Inc.	651,296
9,142	Encore Wire Corp.	355,898
19,151	EnerSys^	1,067,094
17,070	Franklin Electric Co., Inc.^	549,142
21,759	General Cable Corp.^	265,677
3,959	Powell Industries, Inc.	118,018
7,054	Vicor Corp.*^	73,926

		3,081,051

Electronic Equipment, Instruments & Components (4.6%):
6,624	Agilysys, Inc.*^	67,631
12,535	Anixter International, Inc.*^	653,199
6,358	Badger Meter, Inc.^	422,871
22,086	Benchmark Electronics, Inc.*	509,082
18,324	Checkpoint Systems, Inc.*	185,439
10,672	Coherent, Inc.*^	980,756
14,328	CTS Corp.	225,523
16,520	Daktronics, Inc.^	130,508
7,621	DTS, Inc.*	165,985
11,946	Electro Scientific Industries, Inc.*	85,414
2,562	ePlus, Inc.*	206,267
13,551	Fabrinet*	438,375
7,344	FARO Technologies, Inc.*	236,550
23,280	II-VI, Inc.*^	505,409
16,214	Insight Enterprises, Inc.*	464,369
16,716	Itron, Inc.*	697,392
9,863	Littlelfuse, Inc.^	1,214,233
14,478	Mercury Computer Systems, Inc.*	293,903
16,404	Methode Electronics, Inc., Class A	479,653
6,539	MTS Systems Corp.^	397,898
17,130	Newport Corp.*	393,990
8,146	OSI Systems, Inc.*^	533,482
8,948	Park Electrochemical Corp.^	143,257
14,708	Plexus Corp.*^	581,260
36,655	QLogic Corp.*^	492,643
12,469	Rofin-Sinar Technologies, Inc.*	401,751
7,956	Rogers Corp.*^	476,326

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
34,065	Sanmina Corp.*^	$796,440
11,557	ScanSource, Inc.*^	466,672
28,243	TTM Technologies, Inc.*^	187,816

		12,834,094

Energy Equipment & Services (1.4%):
30,311	Archrock, Inc.^	242,488
26,106	Atwood Oceanics, Inc.^	239,392
17,964	Basic Energy Services, Inc.*^	49,581
15,409	Bristow Group, Inc.^	291,538
8,944	CARBO Ceramics, Inc.^	127,005
8,404	Era Group, Inc.*^	78,830
15,461	Exterran Corp.*	239,027
5,855	Geospace Technologies Corp.*^	72,251
5,442	Gulf Island Fabrication, Inc.	42,720
11,136	Gulfmark Offshore, Inc., Class A*	68,709
44,421	Helix Energy Solutions Group, Inc.*	248,758
14,710	Hornbeck Offshore Services, Inc.*	146,070
11,848	Matrix Service Co.*^	209,710
36,865	Newpark Resources, Inc.*^	159,257
27,751	Pioneer Energy Services Corp.*^	61,052
6,994	SEACOR Holdings, Inc.*	380,823
16,848	Tesco Corp.	145,061
35,366	TETRA Technologies, Inc.*	224,574
20,956	Tidewater, Inc.^	143,129
27,339	U.S. Silica Holdings, Inc.^	621,141
22,607	Unit Corp.*^	199,168

		3,990,284

Food & Staples Retailing (0.3%):
16,345	SpartanNash Co.	495,417
11,457	The Andersons, Inc.^	359,864

		855,281

Food Products (1.7%):
27,438	B&G Foods, Inc.^	955,117
6,515	Calavo Growers, Inc.	371,746
13,722	Cal-Maine Foods, Inc.^	712,309
72,530	Darling International, Inc.*^	955,220
6,515	J & J Snack Foods Corp.	705,444
8,830	Sanderson Farms, Inc.^	796,289
2,528	Seneca Foods Corp., Class A*^	87,823

		4,583,948

Gas Utilities (2.2%):
19,215	Laclede Group, Inc. (The)^	1,301,816
12,128	Northwest Natural Gas Co.	653,093
35,832	Piedmont Natural Gas Co., Inc.	2,143,828
30,509	South Jersey Industries, Inc.	867,981
20,951	Southwest Gas Corp.^	1,379,623

		6,346,341

Health Care Equipment & Supplies (4.0%):
9,434	Abaxis, Inc.^	428,209
5,498	Analogic Corp.^	434,397
11,677	AngioDynamics, Inc.*	143,510
6,365	Anika Therapeutics, Inc.*	284,643
15,810	Cantel Medical Corp.^	1,128,202
11,370	CONMED Corp.	476,858
11,189	CryoLife, Inc.	120,282
10,172	Cynosure, Inc., Class A*^	448,789
11,263	Greatbatch, Inc.*	401,413
22,599	Haemonetics Corp.*^	790,513
6,448	ICU Medical, Inc.*	671,237
6,325	Inogen, Inc.*^	284,499
12,763	Integra LifeSciences Holdings Corp.*	859,716
13,465	Invacare Corp.^	177,334
19,767	Masimo Corp.*^	827,051
18,673	Meridian Bioscience, Inc.^	384,851

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
19,474	Merit Medical Systems, Inc.*	$360,074
14,673	Natus Medical, Inc.*	563,883
16,550	Neogen Corp.*^	833,293
21,985	NuVasive, Inc.*^	1,069,570
5,725	Surmodics, Inc.*	105,397
7,683	Vascular Solutions, Inc.*	249,928
14,190	Zeltiq Aesthetics, Inc.*^	385,400

		11,429,049

Health Care Providers & Services (3.3%):
12,991	Aceto Corp.^	306,068
5,324	Adeptus Health, Inc., Class A*^	295,695
15,234	Air Methods Corp.*	551,775
3,818	Almost Family, Inc.*	142,182
12,478	Amedisys, Inc.*	603,187
21,240	AMN Healthcare Services, Inc.*^	713,876
7,529	Chemed Corp.^	1,019,804
4,522	CorVel Corp.*^	178,257
14,211	Cross Country Healthcare, Inc.*	165,274
15,562	Diplomat Pharmacy, Inc.*	426,399
20,817	Ensign Group, Inc. (The)	471,297
17,279	ExamWorks Group, Inc.*	510,767
15,552	HealthEquity, Inc.*^	383,668
13,881	Healthways, Inc.*	140,059
37,117	Kindred Healthcare, Inc.	458,395
4,261	Landauer, Inc.^	140,911
5,703	LHC Group, Inc.*	202,799
10,898	Magellan Health Services, Inc.*	740,302
13,455	PharMerica Corp.*^	297,490
5,535	Providence Service Corp.*^	282,672
46,484	Select Medical Holdings Corp.*^	548,976
11,944	Surgical Care Affiliates, Inc.*	552,768
5,520	U.S. Physical Therapy, Inc.	274,510

		9,407,131

Health Care Technology (1.0%):
4,690	Computer Programs & Systems, Inc.^	244,443
10,589	HealthStream, Inc.*	233,911
36,949	HMS Holdings Corp.*^	530,218
24,834	Medidata Solutions, Inc.*	961,324
15,835	Omnicell, Inc.*	441,321
19,466	Quality Systems, Inc.^	296,662

		2,707,879

Hotels, Restaurants & Leisure (3.2%):
38,928	Belmond, Ltd., Class A*	369,427
459	Biglari Holdings, Inc.*^	170,615
8,704	BJ’s Restaurants, Inc.*	361,825
8,703	Bob Evans Farms, Inc.^	406,343
35,762	Boyd Gaming Corp.*^	738,843
7,370	DineEquity, Inc.	688,579
17,226	Interval Leisure Group, Inc.^	248,743
8,285	Marcus Corp.	157,001
11,162	Marriott Vacations Worldwide Corp.^	753,435
4,730	Monarch Casino & Resort, Inc.*	92,046
12,289	Papa John’s International, Inc.^	665,941
25,846	Pinnacle Entertainment, Inc.*	907,195
9,887	Popeyes Louisiana Kitchen, Inc.*	514,717
6,010	Red Robin Gourmet Burgers*^	387,465
26,934	Ruby Tuesday, Inc.*^	144,905
14,623	Ruth’s Hospitality Group, Inc.	269,209
22,200	Scientific Games Corp., Class A*^	209,346
21,678	Sonic Corp.^	762,198
27,754	Texas Roadhouse, Inc.^	1,209,520

		9,057,353

Household Durables (1.6%):
11,394	Ethan Allen Interiors, Inc.^	362,557

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
12,482	Helen of Troy, Ltd.*	$1,294,259
7,309	Installed Building Products, Inc.*	194,492
12,872	iRobot Corp.*	454,382
22,052	La-Z-Boy, Inc.^	589,670
10,977	M/I Homes, Inc.*^	204,721
16,373	Meritage Corp.*	596,960
16,784	TopBuild Corp.*	499,156
6,408	Universal Electronics, Inc.*	397,232

		4,593,429

Household Products (0.3%):
4,079	Central Garden & Pet Co.*^	66,651
14,590	Central Garden & Pet Co., Class A*^	237,671
5,880	WD-40 Co.^	635,099

		939,421

Insurance (2.8%):
34,422	American Equity Investment Life Holding Co.	578,290
8,607	Amerisafe, Inc.	452,212
7,481	eHealth, Inc.*	70,247
14,182	Employers Holdings, Inc.^	399,081
4,269	HCI Group, Inc.^	142,158
17,737	Horace Mann Educators Corp.	562,086
4,877	Infinity Property & Casualty Corp.^	392,599
4,971	Navigators Group, Inc.*	416,918
23,624	ProAssurance Corp.	1,195,373
16,066	RLI Corp.^	1,074,172
6,179	Safety Insurance Group, Inc.	352,574
25,351	Selective Insurance Group, Inc.^	928,100
9,813	Stewart Information Services Corp.	356,016
9,420	United Fire Group, Inc.	412,784
8,075	United Insurance Holdings Co.^	155,121
13,913	Universal Insurance Holdings, Inc.	247,651

		7,735,382

Internet & Catalog Retail (0.3%):
5,105	Blue Nile, Inc.	131,250
8,241	FTD Cos., Inc.*	216,326
13,073	Nutri/System, Inc.^	272,834
8,852	PetMed Express, Inc.^	158,539

		778,949

Internet Software & Services (0.9%):
18,260	Blucora, Inc.*^	94,222
18,654	DHI Group, Inc.*^	150,538
11,007	Liquidity Services, Inc.*	57,016
22,065	LivePerson, Inc.*	129,080
11,097	LogMeIn, Inc.*	559,955
40,648	Monster Worldwide, Inc.*	132,512
26,999	NIC, Inc.^	486,792
15,907	QuinStreet, Inc.*^	54,402
6,667	Stamps.com, Inc.*	708,569
10,599	XO Group, Inc.*	170,114

		2,543,200

IT Services (2.4%):
10,692	CACI International, Inc., Class A*	1,140,837
19,872	Cardtronics, Inc.*	715,193
29,868	CIBER, Inc.*	63,021
14,329	CSG Systems International, Inc.^	647,098
14,515	Exlservice Holdings, Inc.*^	751,877
4,227	Forrester Research, Inc.	142,069
16,316	Heartland Payment Systems, Inc.^	1,575,637
10,498	ManTech International Corp., Class A	335,831
15,984	Perficient, Inc.*	347,172
17,050	Sykes Enterprises, Inc.*	514,569
7,100	TeleTech Holdings, Inc.	197,096

Shares		Fair Value
Common Stocks, continued
IT Services, continued
11,896	Virtusa Corp.*^	$445,624

		6,876,024

Leisure Products (0.4%):
5,736	Arctic Cat, Inc.^	96,365
41,347	Callaway Golf Co.^	377,085
8,393	Sturm, Ruger & Co., Inc.^	573,913

		1,047,363

Life Sciences Tools & Services (0.6%):
35,288	Affymetrix, Inc.*^	494,385
11,835	Albany Molecular Research, Inc.*^	180,957
14,155	Cambrex Corp.*^	622,820
16,943	Luminex Corp.*	328,694

		1,626,856

Machinery (4.0%):
26,085	Actuant Corp., Class A^	644,560
12,597	Albany International Corp., Class A	473,521
8,276	Astec Industries, Inc.^	386,241
22,340	Barnes Group, Inc.	782,570
19,105	Briggs & Stratton Corp.^	456,992
13,398	Chart Industries, Inc.*^	291,005
7,249	CIRCOR International, Inc.	336,281
9,661	EnPro Industries, Inc.^	557,246
11,354	ESCO Technologies, Inc.^	442,579
27,329	Federal Signal Corp.	362,383
11,686	Greenbrier Cos, Inc.^	323,001
35,295	Harsco Corp.	192,358
27,807	Hillenbrand, Inc.^	832,819
12,880	John Bean Technologies Corp.^	726,561
4,993	Lindsay Corp.^	357,549
7,572	Lydall, Inc.*	246,241
25,029	Mueller Industries, Inc.^	736,353
10,420	Proto Labs, Inc.*^	803,278
19,289	SPX Corp.	289,721
17,952	SPX FLOW, Inc.*^	450,236
5,652	Standex International Corp.	439,782
7,806	Tennant Co.^	401,853
19,391	Titan International, Inc.	104,324
12,306	Watts Water Technologies, Inc., Class A	678,430

		11,315,884

Marine (0.3%):
19,242	Matson, Inc.^	772,951

Media (0.7%):
23,426	E.W. Scripps Co. (The), Class A^	365,211
51,436	Gannett Co., Inc.^	778,741
19,734	Harte-Hanks, Inc.	49,927
11,845	Scholastic Corp.^	442,648
7,992	Sizmek, Inc.*^	23,177
15,449	World Wrestling Entertainment, Inc., Class A^	272,829

		1,932,533

Metals & Mining (0.9%):
79,196	AK Steel Holding Corp.*^	327,079
21,819	Century Aluminum Co.*^	153,824
5,303	Haynes International, Inc.^	193,560
7,888	Kaiser Aluminum Corp.	666,851
8,639	Materion Corp.	228,761
3,638	Olympic Steel, Inc.^	62,974
53,427	Stillwater Mining Co.*^	568,997
27,997	SunCoke Energy, Inc.	181,981
16,765	TimkenSteel Corp.^	152,562

		2,536,589

Multiline Retail (0.1%):
15,315	Fred’s, Inc.^	228,347

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
19,605	Tuesday Morning Corp.*^	$160,369

		388,716

Multi-Utilities (0.9%):
27,650	Avista Corp.^	1,127,567
21,321	NorthWestern Corp.^	1,316,572

		2,444,139

Oil, Gas & Consumable Fuels (1.1%):
22,514	Bill Barrett Corp.*^	140,037
18,446	Bonanza Creek Energy, Inc.*^	29,329
23,921	Carrizo Oil & Gas, Inc.*^	739,637
26,563	Cloud Peak Energy, Inc.*^	51,798
7,618	Contango Oil & Gas Co.*	89,816
16,048	Green Plains Renewable Energy, Inc.^	256,126
23,277	Northern Oil & Gas, Inc.*	92,875
20,057	PDC Energy, Inc.*	1,192,390
2,619	REX American Resources Corp.*^	145,276
20,503	Rex Energy Corp.*	15,752
25,665	Stone Energy Corp.*^	20,275
50,844	Synergy Resources Corp.*^	395,058

		3,168,369

Paper & Forest Products (1.0%):
17,123	Boise Cascade Co.*	354,789
7,725	Clearwater Paper Corp.*^	374,740
4,713	Deltic Timber Corp.^	283,487
37,771	KapStone Paper & Packaging Corp.^	523,127
7,360	Neenah Paper, Inc.	468,538
18,979	P.H. Glatfelter Co.^	393,435
13,415	Schweitzer-Mauduit International, Inc.	422,304

		2,820,420

Personal Products (0.1%):
7,331	Inter Parfums, Inc.^	226,528
4,113	Medifast, Inc.	124,171

		350,699

Pharmaceuticals (1.9%):
3,408	ANI Pharmaceuticals, Inc.*^	114,713
25,644	DepoMed, Inc.*	357,221
30,193	Impax Laboratories, Inc.*	966,780
12,626	Lannett Co., Inc.*^	226,384
30,711	Medicines Co. (The)*^	975,689
60,048	Nektar Therapeutics*^	825,660
8,237	Phibro Animal Health Corp., Class A^	222,728
23,362	Prestige Brands Holdings, Inc.*^	1,247,298
10,626	Sagent Pharmaceuticals, Inc.*	129,318
15,160	Supernus Pharmaceuticals, Inc.*^	231,190

		5,296,981

Professional Services (1.7%):
5,612	CDI Corp.^	35,243
11,232	Exponent, Inc.	572,944
7,458	Heidrick & Struggles International, Inc.	176,755
7,170	Insperity, Inc.^	370,904
12,645	Kelly Services, Inc., Class A	241,772
25,295	Korn/Ferry International^	715,596
20,716	Navigant Consulting, Inc.*	327,520
21,135	On Assignment, Inc.*	780,304
15,994	Resources Connection, Inc.^	248,867
18,607	Trueblue, Inc.*	486,573
15,862	Wageworks, Inc.*^	802,776

		4,759,254

Real Estate Investment Trusts (REITs) (7.2%):
31,287	Acadia Realty Trust	1,099,112

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
8,548	Agree Realty Corp.^	$328,842
17,390	American Assets Trust, Inc.	694,209
43,262	Capstead Mortgage Corp.^	427,861
24,930	CareTrust REIT, Inc.	316,611
32,437	Cedar Shopping Centers, Inc.^	234,520
26,692	Chesapeake Lodging Trust	706,270
13,365	Coresite Realty Corp.	935,684
89,529	Cousins Properties, Inc.^	929,311
89,352	DiamondRock Hospitality, Co.^	904,242
14,157	EastGroup Properties, Inc.	854,658
28,095	Education Realty Trust, Inc.^	1,168,751
23,952	Four Corners Property Trust, Inc.	429,938
38,743	Franklin Street Properties Corp.	411,063
32,573	Geo Group, Inc. (The)^	1,129,306
11,322	Getty Realty Corp.	224,515
30,376	Government Properties Income Trust^	542,212
36,960	Kite Realty Group Trust	1,024,162
93,906	Lexington Realty Trust^	807,592
16,725	LTC Properties, Inc.	756,639
105,714	Medical Properties Trust, Inc.^	1,372,167
36,089	Parkway Properties, Inc.	565,154
30,749	Pennsylvania Real Estate Investment Trust	671,866
8,658	PS Business Parks, Inc.^	870,216
44,016	Retail Opportunity Investments Corp.^	885,602
28,575	Sabra Health Care REIT, Inc.	574,072
5,032	Saul Centers, Inc.^	266,797
38,566	Summit Hotel Properties, Inc.	461,635
5,169	Universal Health Realty Income Trust	290,756
11,098	Urstadt Biddle Properties, Inc., Class A	232,503

		20,116,266

Real Estate Management & Development (0.2%):
14,720	Forestar Group, Inc.*^	191,949
7,850	RE/MAX Holdings, Inc., Class A	269,255

		461,204

Road & Rail (0.8%):
10,581	ArcBest Corp.^	228,444
12,540	Celadon Group, Inc.^	131,419
26,211	Heartland Express, Inc.^	486,214
27,391	Knight Transportation, Inc.^	716,274
10,479	Marten Transport, Ltd.	196,167
13,345	Roadrunner Transportation System, Inc.*	166,279
11,058	Saia, Inc.*^	311,283

		2,236,080

Semiconductors & Semiconductor Equipment (3.2%):
17,594	Advanced Energy Industries, Inc.*^	612,095
29,986	Brooks Automation, Inc.^	311,854
10,502	Cabot Microelectronics Corp.	429,637
8,980	CEVA, Inc.*^	202,050
27,969	Cirrus Logic, Inc.*^	1,018,351
10,788	Cohu, Inc.	128,161
16,868	Diodes, Inc.*	339,047
9,220	DSP Group, Inc.*	84,086
21,459	Exar Corp.*^	123,389
26,101	Kopin Corp.*	43,328
31,095	Kulicke & Soffa Industries, Inc.*	351,995
23,570	MKS Instruments, Inc.^	887,411
16,301	Monolithic Power Systems, Inc.	1,037,395

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
10,601	Nanometrics, Inc.*^	$167,920
12,656	Power Integrations, Inc.	628,497
48,214	Rambus, Inc.*^	662,943
13,798	Rudolph Technologies, Inc.*	188,481
28,614	Semtech Corp.*^	629,222
20,886	Tessera Technologies, Inc.	647,466
11,646	Ultratech, Inc.*	254,349
17,662	Veeco Instruments, Inc.*^	344,056

		9,091,733

Software (2.8%):
20,668	Blackbaud, Inc.	1,299,811
16,808	Bottomline Technologies, Inc.*^	512,476
11,333	Ebix, Inc.^	462,273
13,938	EPIQ Systems, Inc.	209,349
7,751	Interactive Intelligence Group*^	282,291
4,138	MicroStrategy, Inc., Class A*^	743,681
17,483	Monotype Imaging Holdings, Inc.	418,193
22,417	Progress Software Corp.*	540,698
10,753	Qualys, Inc.*	272,158
36,469	Rovi Corp.*^	747,979
17,639	Synchronoss Technologies, Inc.*^	570,445
37,438	Take-Two Interactive Software, Inc.*^	1,410,290
16,486	Tangoe, Inc.*	130,075
13,357	VASCO Data Security International, Inc.*	205,698

		7,805,417

Specialty Retail (4.5%):
10,949	Asbury Automotive Group, Inc.*^	655,188
17,164	Barnes & Noble Education, Inc.*^	168,207
26,791	Barnes & Noble, Inc.	331,137
8,031	Big 5 Sporting Goods Corp.^	89,224
19,293	Caleres, Inc.	545,799
11,593	Cato Corp., Class A	446,910
8,874	Children’s Place Retail Stores, Inc. (The)	740,713
31,610	Express, Inc.*	676,770
19,736	Finish Line, Inc. (The), Class A^	416,430
24,137	Five Below, Inc.*^	997,824
18,456	Francesca’s Holdings Corp.*	353,617
9,798	Genesco, Inc.*^	707,906
9,863	Group 1 Automotive, Inc.^	578,859
8,805	Haverty Furniture Cos., Inc.^	186,314
10,145	Hibbett Sports, Inc.*^	364,206
6,926	Kirkland’s, Inc.	121,274
10,242	Lithia Motors, Inc., Class A^	894,434
12,284	Lumber Liquidators Holdings, Inc.*^	161,166
10,724	MarineMax, Inc.*^	208,796
14,175	Monro Muffler Brake, Inc.^	1,013,086
7,435	Outerwall, Inc.^	275,021
23,427	Rent-A-Center, Inc.	371,318
21,599	Select Comfort Corp.*	418,805
12,812	Sonic Automotive, Inc., Class A^	236,766
13,762	Stage Store, Inc.	110,922
12,731	Stein Mart, Inc.	93,318
21,604	Tailored Brands, Inc.	386,712
12,423	The Buckle, Inc.^	420,767
11,522	Vitamin Shoppe, Inc.*	356,721
8,919	Zumiez, Inc.*^	177,666

		12,505,876

Technology Hardware, Storage & Peripherals (0.8%):
17,919	Cray, Inc.*	750,985
20,810	Electronics for Imaging, Inc.*^	882,136

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
16,270	Super Micro Computer, Inc.*^	$554,482

		2,187,603

Textiles, Apparel & Luxury Goods (1.7%):
31,959	Crocs, Inc.*	307,446
17,626	G-III Apparel Group, Ltd.*^	861,735
21,701	Iconix Brand Group, Inc.*^	174,693
7,213	Movado Group, Inc.^	198,574
6,421	Oxford Industries, Inc.	431,684
5,065	Perry Ellis International, Inc.*	93,247
24,480	Steven Madden, Ltd.*	906,738
24,679	Tumi Holdings, Inc.*^	661,891
6,488	Unifi, Inc.*	148,640
9,001	Vera Bradley, Inc.*	183,080
44,068	Wolverine World Wide, Inc.^	811,733

		4,779,461

Thrifts & Mortgage Finance (1.5%):
41,013	Astoria Financial Corp.^	649,646
18,453	Bank Mutual Corp.	139,689
25,491	BofI Holding, Inc.*^	543,978
13,754	Dime Community Bancshares	242,345
3,093	LendingTree, Inc.*	302,434
17,565	Northfield Bancorp, Inc.	288,769
45,385	Northwest Bancshares, Inc.^	613,151
17,006	Oritani Financial Corp.^	288,592
26,536	Provident Financial Services, Inc.^	535,762
41,988	TrustCo Bank Corp.	254,447
12,177	Wawlker & Dunlop, Inc.*^	295,536

		4,154,349

Tobacco (0.2%):
9,969	Universal Corp.^	566,339

Trading Companies & Distributors (0.5%):
17,367	Applied Industrial Technologies, Inc.^	753,727
5,589	Dxp Enterprises, Inc.*^	98,143
11,849	Kaman Corp., Class A^	505,834
3,519	Veritiv Corp.*^	131,118

		1,488,822

Water Utilities (0.4%):
16,105	American States Water Co.	633,893
21,028	California Water Service Group	561,868

		1,195,761

Wireless Telecommunication Services (0.1%):
9,469	Spok Holdings, Inc.^	165,802

Total Common Stocks (Cost $197,875,157)		272,855,455

Right (0.0%):
Technology Hardware, Storage & Peripherals (0.0%):
10,537	Gerber Scientific, Inc., Expires on 12/31/16*(a)	—

Total Right (Cost $–)		—

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (28.7%):
$80,676,140	AZL Small Cap Stock Index Fund Securities Lending Collateral Account(b)	80,676,140

Total Securities Held as Collateral for Securities on Loan (Cost $80,676,140)		80,676,140

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Company (2.3%):
6,456,107	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(c)	$6,456,107

Total Unaffiliated Investment Company (Cost $6,456,107)		6,456,107

Total Investment Securities (Cost $285,007,404)(d) - 128.0%		359,987,702
Net other assets (liabilities) - (28.0)%		(78,785,137)

Net Assets - 100.0%		$281,202,565

Percentages indicated are based on net assets as of March 31, 2016.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $78,666,602.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2016. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(c)	The rate represents the effective yield at March 31, 2016.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round less than $1.

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Futures Contracts

Cash of $405,600 has been segregated to cover margin requirements for the following open contracts as of March 31, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index June Futures	Long	6/17/16	75	$8,322,000	$288,888

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (58.7%):
Aerospace & Defense (0.5%):
49,300	Boeing Co. (The)^	$6,258,142

Auto Components (0.8%):
250,400	Johnson Controls, Inc.	9,758,088

Beverages (0.5%):
40,500	PepsiCo, Inc.	4,150,440
31,230	SABMiller plc	1,908,179

		6,058,619

Biotechnology (1.3%):
61,300	Biogen Idec, Inc.*	15,957,616

Capital Markets (3.4%):
62,300	Affiliated Managers Group, Inc.*	10,117,520
628,200	Bank of New York Mellon Corp. (The)	23,136,606
23,000	BlackRock, Inc., Class A	7,833,110

		41,087,236

Commercial Services & Supplies (1.7%):
552,400	Tyco International plc	20,278,604

Communications Equipment (0.3%):
180,018	NetScout Systems, Inc.*^	4,135,013

Diversified Telecommunication Services (0.5%):
55,200	SBA Communications Corp., Class A*	5,529,384

Electric Utilities (1.8%):
349,600	PG&E Corp.	20,878,112
30,400	Xcel Energy, Inc.	1,271,328

		22,149,440

Electrical Equipment (0.6%):
96,700	AMETEK, Inc.	4,833,066
61,300	Sensata Technologies Holding NV*	2,380,892

		7,213,958

Food & Staples Retailing (0.7%):
85,700	CVS Health Corp.	8,889,661

Food Products (0.4%):
110,800	Mondelez International, Inc., Class A	4,445,296

Health Care Equipment & Supplies (3.7%):
563,000	Abbott Laboratories	23,550,290
138,697	Becton, Dickinson & Co.^	21,056,979

		44,607,269

Health Care Providers & Services (3.3%):
159,300	Aetna, Inc.	17,897,355
31,600	Humana, Inc.	5,781,220
122,000	UnitedHealth Group, Inc.	15,725,800

		39,404,375

Hotels, Restaurants & Leisure (0.2%):
171,333	Compass Group plc	3,010,938
16,200	Hilton Worldwide Holdings, Inc.	364,824

		3,375,762

Industrial Conglomerates (4.4%):
450,034	Danaher Corp.	42,690,225
59,800	Roper Industries, Inc.	10,929,646

		53,619,871

Insurance (6.5%):
960,900	Marsh & McLennan Cos., Inc.	58,413,111
176,499	Willis Towers Watson plc	20,943,372

		79,356,483

Internet & Catalog Retail (1.2%):
23,800	Amazon.com, Inc.*	14,128,632

Internet Software & Services (1.2%):
4,400	Alphabet, Inc., Class A*	3,356,760

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
15,230	Alphabet, Inc., Class C*	$11,345,589

		14,702,349

IT Services (3.4%):
191,700	Fiserv, Inc.*	19,664,586
52,900	FleetCor Technologies, Inc.*	7,868,875
178,500	Visa, Inc., Class A^	13,651,680

		41,185,141

Life Sciences Tools & Services (4.0%):
254,500	PerkinElmer, Inc.^	12,587,570
250,000	Thermo Fisher Scientific, Inc.	35,397,500

		47,985,070

Machinery (1.3%):
60,900	IDEX Corp.	5,047,392
200,200	Pentair plc^	10,862,852

		15,910,244

Media (1.1%):
228,000	Comcast Corp., Class A	13,926,240

Oil, Gas & Consumable Fuels (0.8%):
343,000	Canadian Natural Resources, Ltd.^	9,261,000

Paper & Forest Products (0.0%):
488,000	Sino-Forest Corp.#*(a)(b)	—

Pharmaceuticals (3.4%):
11,000	Allergan plc*	2,948,330
706,000	Pfizer, Inc.^	20,925,840
378,300	Zoetis, Inc.	16,770,039

		40,644,209

Professional Services (0.9%):
318,915	Capita Group plc	4,754,609
49,400	IHS, Inc., Class A*	6,133,504

		10,888,113

Real Estate Investment Trusts (REITs) (1.9%):
112,500	American Tower Corp.	11,516,625
355,713	Iron Mountain, Inc.	12,062,228

		23,578,853

Semiconductors & Semiconductor Equipment (0.3%):
52,900	Texas Instruments, Inc.^	3,037,518

Software (2.3%):
438,300	Microsoft Corp.	24,207,309
61,600	SS&C Technologies Holdings, Inc.	3,906,672

		28,113,981

Specialty Retail (2.9%):
30,500	AutoZone, Inc.*^	24,299,045
121,100	Lowe’s Cos., Inc.	9,173,325
4,700	O’Reilly Automotive, Inc.*^	1,286,202

		34,758,572

Technology Hardware, Storage & Peripherals (1.5%):
161,900	Apple, Inc.	17,645,481

Tobacco (1.9%):
104,000	Altria Group, Inc.	6,516,640
166,100	Philip Morris International, Inc.	16,296,070

		22,812,710

Total Common Stocks (Cost $648,136,118)		710,702,930

Preferred Stocks (1.1%):
Banks (0.1%):
25,000	U.S. Bancorp, Series G, 0.91%	657,750
9,874	U.S. Bancorp, Series F, 0.88%	290,493

		948,243

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Preferred Stocks, continued
Capital Markets (0.2%):
50,000	Charles Schwab Corp. (The), Series C, 90.98%	$1,319,000
5,000	Charles Schwab Corp. (The), 22.84%	130,250
21,000	State Street Corp., 6.00%, 12/31/49	557,760

		2,007,010

Electric Utilities (0.4%):
150,000	SCE Trust IV, Series J, 6.65%	3,904,500
25,000	SCE Trust V, Series K, 20.45%	666,250

		4,570,750

Pharmaceuticals (0.4%):
5,727	Allergan plc, Series A, 5.50%, 3/1/18	5,263,915

Total Preferred Stocks (Cost $12,932,554)		12,789,918

Convertible Preferred Stocks (1.0%):
Banks (0.2%):
2,000	Wells Fargo & Co., Series L, Class A, 0.12%	2,410,000

Electric Utilities (0.1%):
21,700	SCE Trust I, Series K, 0.88%, Perpetual Bond	553,567
2,930	SCE Trust II, 0.81%, Perpetual Bond^	74,188
32,472	SCE Trust III, 0.86%, Perpetual Bond^	872,847

		1,500,602

Real Estate Investment Trusts (REITs) (0.6%):
64,171	American Tower Corp., 5.50%, 2/15/18^	6,619,238

Wireless Telecommunication Services (0.1%):
26,299	T-Mobile US, Inc., Series A, 5.50%, 12/15/17	1,740,994

Total Convertible Preferred Stocks (Cost $11,539,959)		12,270,834

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (0.1%):
381,150	DB Master Finance LLC, Class A2I, Series 2015-1A, 3.26%, 2/20/45(c)	375,261

955,200	Wendys Funding LLC, Class A2I, Series 2015-1A, 3.37%, 6/15/45(c)	937,682

Total Asset Backed Securities (Cost $1,336,350)		1,312,943

Floating Rate Loans (0.3%):
Insurance (0.3%):
$3,050,000	Hub International, Ltd., 0.00%, 10/2/20(d)	2,967,650
1,000,000	USI, Inc., 0.00%, 12/27/19(d)	983,330

		3,950,980

Total Floating Rate Loans (Cost $3,909,946)		3,950,980

Corporate Bonds (18.4%):
Aerospace & Defense (0.0%):
200,000	Moog, Inc., 5.25%, 12/1/22, Callable 12/1/17 @ 104(c)	200,250

Airlines (0.0%):
532,114	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	585,325

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks (0.3%):
$3,355,000	JPMorgan Chase & Co., Series Z, 5.30%, 12/31/49, Callable 5/1/20 @ 100(d)	$3,363,388

Beverages (0.3%):
1,000,000	Anheuser-Busch InBev NV, 1.90%, 2/1/19	1,014,280
1,295,000	Anheuser-Busch InBev NV, 1.88%, 2/1/21^(d)	1,317,905
615,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100	631,966
650,000	PepsiCo, Inc., 1.25%, 4/30/18	654,951

		3,619,102

Capital Markets (0.9%):
2,600,000	Bank of New York Mellon Corp. (The), Series E, 4.95%, 12/29/49, Callable 6/20/20 @ 100^(d)	2,596,750
1,625,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18	1,715,878
1,975,000	Ford Motor Credit Co. LLC, 2.38%, 3/12/19	1,983,976
2,600,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	2,609,415
1,885,000	State Street Corp., Series F, 5.25%, 12/31/49, Callable 9/15/20 @ 100(d)	1,908,751

		10,814,770

Chemicals (0.5%):
905,000	Cytec Industries, Inc., 3.95%, 5/1/25, Callable 2/1/25 @ 100	877,607
795,000	Ecolab, Inc., 2.00%, 1/14/19^	802,070
1,752,737	Kronos, Inc., 4.50%, 10/30/19(d)	1,745,077
2,136,988	Kronos, Inc., 9.75%, 4/30/20(d)	2,122,734

		5,547,488

Communications Equipment (0.0%):
365,000	Harris Corp., 2.00%, 4/27/18	364,338

Consumer Finance (1.2%):
850,000	American Honda Finance Corp., 0.95%, 5/5/17	850,169
825,000	Caterpillar Financial Services Corp., Series G, 1.25%, 11/6/17	827,314
970,000	Caterpillar Financial Services Corp., 2.25%, 12/1/19, MTN^	993,398
250,000	Ford Motor Credit Co. LLC, 4.25%, 2/3/17	255,578
2,110,000	Ford Motor Credit Co. LLC, 1.26%, 3/27/17(d)	2,099,996
3,765,000	Ford Motor Credit Co. LLC, 1.46%, 3/27/17^	3,759,839
500,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	530,348
1,600,000	Ford Motor Credit Co. LLC, 1.15%, 9/8/17(d)	1,579,816
2,000,000	Ford Motor Credit Co. LLC, 1.21%, 12/6/17(d)	1,969,034
975,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17	967,812

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$1,160,000	Ford Motor Credit Co. LLC, 2.15%, 1/9/18	$1,158,627

		14,991,931

Containers & Packaging (0.1%):
650,000	Beverage Packaging Holdings Luxemberg, 5.75%, 10/15/20, Callable 12/15/17 @ 104.31^	667,063
500,000	Beverage Packaging Holdings Luxemberg, 6.87%, 2/15/21, Callable 5/9/16 @ 103.44(d)	517,500

		1,184,563

Diversified Financial Services (0.4%):
2,475,000	CNH Industrial Capital LLC, 6.25%, 11/1/16^	2,524,500
1,100,000	CNH Industrial Capital LLC, 3.25%, 2/1/17	1,097,250
1,475,000	CNH Industrial Capital LLC, 3.63%, 4/15/18^	1,475,000
310,000	National Rural Utilities Cooperative Finance Corp., 0.95%, 4/24/17	309,953

		5,406,703

Diversified Telecommunication Services (1.9%):
1,350,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 6/1/20, Callable 5/9/16 @ 104	1,404,844
13,600,000	Intelsat Jackson Holding SA, 3.75%, 6/30/19(d)	12,660,103
2,225,000	SBA Communications Corp., 5.63%, 10/1/19, Callable 10/1/16 @ 103	2,322,344
4,375,000	SBA Communications Corp., 5.75%, 7/15/20, Callable 7/15/16 @ 103^	4,517,188
675,000	SBA Communications Corp., 4.88%, 7/15/22, Callable 7/15/17 @ 104	683,438
1,954,774	Telesat Canada, 3.50%, 3/28/19(d)	1,942,556

		23,530,473

Electric Utilities (0.1%):
253,960	Texas Competitive Electric Holdings Co. LLC, 3.75%, 5/5/16(d)	253,643
510,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100^	527,492

		781,135

Electronic Equipment, Instruments & Components (0.0%):
360,000	Amphenol Corp., 1.55%, 9/15/17	359,369

Food & Staples Retailing (0.7%):
470,000	Kroger Co. (The), 2.00%, 1/15/19	476,568
4,200,000	Rite Aid Corp., 9.25%, 3/15/20, Callable 5/9/16 @ 105	4,415,250
2,875,000	Rite Aid Corp., 6.75%, 6/15/21, Callable 6/15/16 @ 105^	3,036,719

		7,928,537

Food Products (0.5%):
250,000	B&G Foods, Inc., 4.63%, 6/1/21, Callable 6/1/16 @ 103.47	253,125

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food Products, continued
$2,676,447	De Master Blenders, 0.00%, 7/2/22(d)	$2,679,792
380,834	DE Master Blenders, 4.25%, 7/2/21	433,481
1,801,860	Pinnacle Foods Finance LLC, 3.00%, 4/29/20(d)	1,799,391
1,409,043	Pinnacle Foods Finance LLC, 3.00%, 4/29/20(d)	1,406,690
200,000	TreeHouse Foods, Inc., 6.00%, 2/15/24, Callable 2/15/19 @ 104.5(c)	212,000

		6,784,479

Gas Utilities (0.1%):
75,000	Amerigas Finance Corp. LLC, 6.75%, 5/20/20, Callable 5/20/16 @ 103	76,875
525,000	Amerigas Finance Corp. LLC, 7.00%, 5/20/22, Callable 5/20/17 @ 104	538,125
1,150,000	Southern Calif Gas Co., 3.20%, 6/15/25, Callable 3/15/25 @ 100	1,202,491

		1,817,491

Health Care Equipment & Supplies (0.5%):
2,650,000	Becton, Dickinson & Co., 1.80%, 12/15/17	2,661,140
1,130,000	Becton, Dickinson & Co., 2.68%, 12/15/19	1,157,680
1,650,000	Medtronic plc, 1.50%, 3/15/18^	1,664,205
795,000	Medtronic plc, 2.50%, 3/15/20	822,676

		6,305,701

Health Care Providers & Services (1.5%):
771,000	Centene Corp., 5.75%, 6/1/17	796,058
4,259,352	DaVita Healthcare Partners, Inc., 3.50%, 6/24/21(d)	4,264,675
6,925,000	DaVita, Inc., 5.75%, 8/15/22, Callable 8/15/17 @ 103	7,227,968
1,417,000	Fresenius Medical Care, 5.63%, 7/31/19(c)	1,545,859
1,025,000	Fresenius Medical Care, 5.88%, 1/31/22(c)	1,125,963
1,775,000	HCA, Inc., 8.00%, 10/1/18^	1,988,000
675,000	HCA, Inc., 6.50%, 2/15/20	740,813
470,000	UnitedHealth Group, Inc., 1.40%, 12/15/17	472,025
600,000	WellCare Health Plans, Inc., 5.75%, 11/15/20, Callable 11/15/16 @ 103	621,000

		18,782,361

Health Care Technology (0.0%):
325,000	IMS Health, Inc., 6.00%, 11/1/20, Callable 5/9/16 @ 103^(c)	333,938

Hotels, Restaurants & Leisure (0.3%):
1,050,000	Cedar Fair LP, 5.25%, 3/15/21, Callable 5/9/16 @ 104	1,088,063
1,094,918	Hilton Worldwide Finance LLC, 3.50%, 10/26/20(d)	1,094,578
185,000	McDonald’s Corp., 2.10%, 12/7/18	188,752

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$1,175,000	Six Flags Entertainment Corp., 5.25%, 1/15/21, Callable 5/9/16 @ 104(c)	$1,207,312

		3,578,705

Insurance (0.3%):
825,000	Hub International, Ltd., 9.25%, 2/15/21, Callable 2/15/17 @ 103(c)	855,938
1,200,000	Hub International, Ltd., 7.88%, 10/1/21, Callable 10/1/16 @ 105.91(c)	1,181,999
740,000	Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @ 100	745,558
275,000	Marsh & McLennan Cos., Inc., 3.30%, 3/14/23, Callable 1/14/23 @ 100^	280,446

		3,063,941

Internet & Catalog Retail (0.2%):
2,505,000	Amazon.com, Inc., 2.60%, 12/5/19, Callable 11/5/19 @ 100	2,606,037

IT Services (0.8%):
2,576,099	First Data Corp., 3.69%, 3/24/18(d)	2,569,658
1,500,000	First Data Corp., 3.93%, 9/24/18(d)	1,496,880
1,660,000	Fiserv, Inc., 2.70%, 6/1/20, Callable 5/1/20 @ 100	1,688,353
3,655,000	Visa, Inc., 1.20%, 12/14/17	3,676,466

		9,431,357

Machinery (0.2%):
125,000	Case New Holland, Inc., 7.88%, 12/1/17	134,375
2,125,000	Manitowoc Foodservice, Inc., 0.00%, 2/5/23, Callable 2/15/17 @ 103(d)	2,132,076
175,000	Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/18/19 @ 107.13(c)	190,750
550,000	Xylem, Inc., 3.55%, 9/20/16	550,490

		3,007,691

Media (1.0%):
1,000,000	CCO Safari II LLC, 3.58%, 7/23/20, Callable 6/23/20 @ 100(c)	1,021,837
1,400,000	Cequel Communications Holdings I LLC, 6.38%, 9/15/20, Callable 9/15/20 @ 104.78(c)	1,386,000
496,183	Charter Communications Operating LLC, 0.00%, 7/1/20(d)	493,806
646,684	Charter Communications Operating LLC, 3.00%, 1/3/21(d)	643,585
1,250,000	Dish DBS Corp., 4.63%, 7/15/17	1,275,000
650,000	Time Warner Cable, Inc., 5.85%, 5/1/17	677,582
6,300,000	UPC Financing Partnership, 3.25%, 6/30/21(d)	6,242,606

		11,740,416

Multi-Utilities (0.1%):
725,000	Berkshire Hathaway Energy Co., 2.40%, 2/1/20, Callable 1/1/20 @ 100	738,718

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities, continued
$450,000	CMS Energy Corp., 8.75%, 6/15/19	$544,873

		1,283,591

Oil, Gas & Consumable Fuels (3.6%):
1,435,000	Chevron Corp., 1.37%, 3/2/18	1,440,110
5,250,000	Concho Resources, Inc., 7.00%, 1/15/21, Callable 5/9/16 @ 104^	5,302,499
2,675,000	Concho Resources, Inc., 6.50%, 1/15/22, Callable 1/15/17 @ 103	2,668,313
700,000	Concho Resources, Inc., 5.50%, 10/1/22, Callable 10/1/17 @ 103^	687,750
3,125,000	Concho Resources, Inc., 5.50%, 4/1/23, Callable 10/1/17 @ 103^	3,062,500
1,575,000	Diamondback Energy, Inc., 7.63%, 10/1/21, Callable 10/1/16 @ 106^	1,622,250
210,000	EQT Corp., 6.50%, 4/1/18	215,472
425,000	EQT Corp., 8.13%, 6/1/19	457,978
2,475,000	EQT Corp., 4.88%, 11/15/21	2,368,548
1,200,000	Matador Resources Co., 6.88%, 4/15/23, Callable 4/15/18 @ 105.16	1,149,000
3,625,000	MPLX LP, 5.50%, 2/15/23, Callable 8/15/17 @ 103(c)	3,509,177
4,750,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100(c)	4,380,330
1,375,000	MPLX LP, 4.88%, 12/1/24, Callable 12/1/24 @ 100^(c)	1,269,451
3,375,000	Range Resources Corp., 5.75%, 6/1/21, Callable 6/1/16 @ 103	2,978,438
2,850,000	Range Resources Corp., 5.00%, 8/15/22, Callable 2/15/17 @ 103^	2,458,125
2,450,000	Range Resources Corp., 5.00%, 3/15/23, Callable 3/15/18 @ 103^	2,076,375
1,375,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100^(c)	1,203,125
375,000	Targa Resources Partners LP, 4.13%, 11/15/19, Callable 11/15/16 @ 102.06^	354,143
1,850,000	Targa Resources Partners LP, 6.88%, 2/1/21, Callable 5/9/16 @ 103^	1,813,000
1,050,000	Targa Resources Partners LP, 5.25%, 5/1/23, Callable 11/1/17 @ 103^	968,625
2,100,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 5/15/18 @ 102^	1,842,750

		41,827,959

Pharmaceuticals (0.1%):
985,000	Eli Lilly & Co., 1.25%, 3/1/18	992,607
705,000	Johnson & Johnson, 1.13%, 11/21/17	708,995

		1,701,602

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Professional Services (0.1%):
$875,000	IHS, Inc., 5.00%, 11/1/22, Callable 8/1/22 @ 100	$906,719

Real Estate Investment Trusts (REITs) (1.0%):
1,280,000	American Tower Corp., 3.30%, 2/15/21, Callable 1/15/21 @ 100^	1,301,916
2,550,000	Crown Castle International Corp., 4.88%, 4/15/22	2,729,010
5,425,000	Crown Castle International Corp., 5.25%, 1/15/23	5,852,219
1,900,000	Iron Mountain, Inc., 6.00%, 10/1/20, Callable 10/1/17 @ 103(c)	2,002,125

		11,885,270

Real Estate Management & Development (0.1%):
750,000	CBRE Services, Inc., 5.00%, 3/15/23, Callable 3/15/18 @ 103	767,041

Semiconductors & Semiconductor Equipment (0.1%):
1,350,000	Nxp BV TL B1 1l Bankdebt, 0.00%, 10/30/20(d)	1,352,106

Software (0.1%):
1,375,000	SS&C Technologies Holdings, Inc., 5.88%, 7/15/23, Callable 7/15/18 @ 104(c)	1,419,688

Specialty Retail (0.6%):
755,000	AutoZone, Inc., 2.50%, 4/15/21, Callable 3/15/21 @ 100	757,106
2,800,000	L Brands, Inc., 6.90%, 7/15/17	2,964,499
400,000	L Brands, Inc., 8.50%, 6/15/19	468,040
550,000	L Brands, Inc., 7.00%, 5/1/20	629,580
1,700,000	L Brands, Inc., 6.63%, 4/1/21	1,912,330

		6,731,555

Textiles, Apparel & Luxury Goods (0.2%):
1,345,000	Hanesbrands, Inc., 6.38%, 12/15/20, Callable 5/9/16 @ 103^	1,392,075
725,000	Levi Strauss & Co., 6.88%, 5/1/22, Callable 5/1/17 @ 103^	783,000

		2,175,075

Trading Companies & Distributors (0.0%):
500,000	International Lease Finance Corp., 2.58%, 6/15/16(d)	500,467

Wireless Telecommunication Services (0.6%):
1,751,000	Metropcs Wireless, Inc., 6.63%, 11/15/20, Callable 4/18/16 @ 103^	1,807,908
275,000	T-Mobile USA, Inc., 5.25%, 9/1/18, Callable 9/1/15 @ 102.63^	281,188
4,560,000	T-Mobile USA, Inc., 6.54%, 4/28/20, Callable 4/28/16 @ 103^	4,708,199

		6,797,295

Total Corporate Bonds (Cost $225,560,578)		223,477,857

Foreign Bonds (0.2%):
Diversified Financial Services (0.0%):
382,500	Lynx I Corp., 6.00%, 4/15/21, Callable 4/15/17 @ 103+	572,613

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Media (0.2%):
$1,900,000	UPC Holding BV, 6.38%, 9/15/22, Callable 9/15/17 @ 103+(c)	$2,307,530

Total Foreign Bonds (Cost $2,782,146)		2,880,143

Yankee Dollars (3.1%):
Banks (0.2%):
1,925,000	KFW, Series G, 0.50%, 4/19/16	1,925,058

Containers & Packaging (0.0%):
400,000	Reynolds Group Holdings, Ltd., 5.63%, 12/15/16, Callable 12/15/15 @ 100(c)	398,750

Diversified Financial Services (0.5%):
2,295,000	Shell International Finance BV, 1.07%, 5/11/20(d)	2,228,434
200,000	Virgin Media Communications, Ltd., 6.00%, 10/15/24, Callable 10/15/19 @ 103(c)	205,500
2,475,000	Virgin Media Secured Finance plc, 5.38%, 4/15/21, Callable 4/15/17 @ 103(c)	2,580,187
1,125,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/26 @ 103(c)	1,125,000

		6,139,121

Diversified Telecommunication Services (0.2%):
1,705,000	Telesat Canada, 6.00%, 5/15/17, Callable 5/9/16 @ 102(c)	1,705,000

Insurance (0.1%):
1,020,000	TA I, Ltd., 4.40%, 3/15/26, Callable 12/15/25 @ 100	1,034,767

Media (1.4%):
1,350,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 103(c)	1,383,750
1,550,000	Unitymedia Kabelbw GMBH, 6.13%, 1/15/25, Callable 1/15/20 @ 103(c)	1,611,039
6,007,500	UPCB Finance V, Ltd., 7.25%, 11/15/21, Callable 11/15/16 @ 103.63(c)	6,352,931
7,672,500	UPCB Finance VI, Ltd., 6.88%, 1/15/22, Callable 1/15/17 @ 103.44(c)	8,113,669

		17,461,389

Oil, Gas & Consumable Fuels (0.0%):
360,000	Canadian Natural Resources, Ltd., 1.75%, 1/15/18	351,037

Semiconductors & Semiconductor Equipment (0.7%):
668,000	NXP Funding BV/NXP Funding LLC, 3.50%, 9/15/16(c)	669,670
6,270,000	NXP Funding BV/NXP Funding LLC, 3.75%, 6/1/18(c)	6,348,375
1,650,000	NXP Funding BV/NXP Funding LLC, 5.75%, 2/15/21, Callable 2/15/17 @ 103(c)	1,728,375

		8,746,420

Total Yankee Dollars (Cost $37,612,669)		37,761,542

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (8.0%):
$97,195,343	AZL T. Rowe Price Capital Appreciation Fund Securities Lending Collateral Account(e)	$97,195,343

Total Securities Held as Collateral for Securities on Loan (Cost $97,195,343)		97,195,343

Unaffiliated Investment Company (17.6%):
212,983,769	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(f)	212,983,769

Total Unaffiliated Investment Company (Cost $212,983,769)		212,983,769

Total Investment Securities (Cost $1,253,989,432)(g) - 108.5%		1,315,326,259
Net other assets (liabilities) - (8.5)%		(103,344,941)

Net Assets - 100.0%		$1,211,981,318

Percentages indicated are based on net assets as of March 31, 2016.

MTN	-	Medium Term Note

#	Security issued in connection with a pending litigation settlement.
*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $94,049,597.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2016, these securities represent 0.00% of the net assets of the fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2016. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	Variable rate security. The rate presented represents the rate in effect at March 31, 2016. The date presented represents the final maturity date.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(f)	The rate represents the effective yield at March 31, 2016.
(g)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round to less than $1.

Continued

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Over-the-counter options written as of March 31, 2016 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
Altria Group, Inc.	Citigroup Global Markets	Call	65.00 USD	01/20/17	502	$(101,084)
Altria Group, Inc.	Citigroup Global Markets	Call	67.50 USD	01/20/17	502	(64,670)
American Tower Corp.	Citigroup Global Markets	Call	105.00 USD	01/20/17	61	(35,905)
American Tower Corp.	Citigroup Global Markets	Call	110.00 USD	01/20/17	61	(23,670)
Apple, Inc.	Citigroup Global Markets	Call	51.25 USD	01/20/17	228	(57,281)
Apple, Inc.	Citigroup Global Markets	Call	120.00 USD	01/20/17	228	(41,093)
Apple, Inc.	Citigroup Global Markets	Call	530.00 USD	01/20/17	228	(29,385)
Bank of New York Mellon	Deutsche Bank	Call	450.00 USD	01/20/17	951	(59,067)
Bank of New York Mellon	Deutsche Bank	Call	600.00 USD	01/20/17	640	(26,172)
Comcast Corp.	Citigroup Global Markets	Call	65.00 USD	01/20/17	1,332	(322,653)
Comcast Corp.	Citigroup Global Markets	Call	65.50 USD	01/20/17	924	(324,575)
CVS Health Corp.	JPMorgan Chase	Call	100.00 USD	01/20/17	134	(115,166)
CVS Health Corp.	JPMorgan Chase	Call	105.00 USD	01/20/17	134	(76,726)
CVS Health Corp.	JPMorgan Chase	Call	110.00 USD	01/20/17	134	(47,130)
Danaher Corp.	Deutsche Bank	Call	115.00 USD	01/20/17	97	(5,643)
Danaher Corp.	Citigroup Global Markets	Call	92.50 USD	01/20/17	319	(246,778)
Danaher Corp.	Citigroup Global Markets	Call	95.00 USD	01/20/17	319	(198,120)
Danaher Corp.	Deutsche Bank	Call	110.00 USD	01/20/17	97	(10,762)
Danaher Corp.	Deutsche Bank	Call	105.00 USD	01/20/17	98	(20,270)
Lowe’s Cos., Inc.	Citigroup Global Markets	Call	80.00 USD	01/20/17	84	(30,712)
Lowe’s Cos., Inc.	Citigroup Global Markets	Call	82.50 USD	01/20/17	84	(23,180)
Lowe’s Cos., Inc.	Citigroup Global Markets	Call	85.00 USD	01/20/17	84	(17,321)
Microsoft Corp.	Deutsche Bank	Call	90.00 USD	01/20/17	1,050	(169,282)
Microsoft Corp.	Deutsche Bank	Call	99.00 USD	01/20/17	1,051	(118,211)
PepsiCo, Inc.	Citigroup Global Markets	Call	100.00 USD	01/20/17	135	(83,228)
PepsiCo, Inc.	Citigroup Global Markets	Call	105.00 USD	01/20/17	135	(46,550)
PepsiCo, Inc.	Citigroup Global Markets	Call	110.00 USD	01/20/17	135	(23,910)
Philip Morris International, Inc.	Deutsche Bank	Call	92.50 USD	01/20/17	246	(201,294)
Philip Morris International, Inc.	Deutsche Bank	Call	95.00 USD	01/20/17	458	(292,859)
Philip Morris International, Inc.	Deutsche Bank	Call	97.50 USD	01/20/17	458	(221,241)
Texas Instruments, Inc.	Citigroup Global Markets	Call	55.00 USD	01/20/17	213	(117,892)
Texas Instruments, Inc.	Citigroup Global Markets	Call	60.00 USD	01/20/17	213	(63,186)
The Boeing Co.	Deutsche Bank	Call	15.75 USD	01/20/17	91	(8,484)
The Boeing Co.	Deutsche Bank	Call	17.90 USD	01/20/17	91	(3,993)
The Boeing Co.	Deutsche Bank	Call	125.00 USD	01/20/17	90	(5,728)
Thermo Fisher Scientific, Inc.	Deutsche Bank	Call	45.00 USD	01/20/17	68	(29,022)
Thermo Fisher Scientific, Inc.	Deutsche Bank	Call	52.50 USD	01/20/17	68	(15,356)
Thermo Fisher Scientific, Inc.	Deutsche Bank	Call	57.50 USD	01/20/17	110	(34,377)
UnitedHealth Group, Inc.	Deutsche Bank	Call	50.00 USD	01/20/17	315	(169,496)
UnitedHealth Group, Inc.	Deutsche Bank	Call	55.00 USD	01/20/17	171	(66,876)

Total						$(3,548,348)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Exchange-traded options written as of March 31, 2016 were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Fair Value
Apple, Inc.	Call	46.00 USD	01/20/17	114	$(13,794)
Apple, Inc.	Call	90.00 USD	01/20/17	114	(28,158)
Apple, Inc.	Call	100.00 USD	01/20/17	114	(19,836)
Thermo Fisher Scientific	Call	155.00 USD	01/20/17	42	(24,122)

Total					$(85,910)

See accompanying notes to the schedules of portfolio investments.

AZL Wells Fargo Large Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (98.3%):
Aerospace & Defense (0.8%):
5,720	Boeing Co. (The)^	$726,097

Airlines (1.6%):
30,200	Southwest Airlines Co.	1,352,960

Auto Components (0.8%):
8,080	Delphi Automotive plc	606,162

Biotechnology (7.3%):
14,540	Alexion Pharmaceuticals, Inc.*	2,024,258
2,030	Biogen Idec, Inc.*	528,450
5,980	BioMarin Pharmaceutical, Inc.*	493,230
14,030	Celgene Corp.*	1,404,263
3,210	Incyte Corp.*	232,629
3,020	Regeneron Pharmaceuticals, Inc.*	1,088,529
5,560	Vertex Pharmaceuticals, Inc.*	441,964

		6,213,323

Capital Markets (1.3%):
35,670	TD Ameritrade Holding Corp.	1,124,675

Chemicals (3.2%):
14,640	Ecolab, Inc.	1,632,653
10,000	Praxair, Inc.	1,144,500

		2,777,153

Communications Equipment (0.9%):
4,730	Palo Alto Networks, Inc.*^	771,652

Electrical Equipment (0.5%):
3,750	Rockwell Automation, Inc.^	426,563

Energy Equipment & Services (0.1%):
1,730	Schlumberger, Ltd.	127,588

Food & Staples Retailing (4.5%):
14,580	Costco Wholesale Corp.	2,297,516
15,030	CVS Health Corp.	1,559,062

		3,856,578

Health Care Equipment & Supplies (1.7%):
19,440	Medtronic plc	1,458,000

Health Care Providers & Services (1.3%):
12,670	AmerisourceBergen Corp.	1,096,589

Health Care Technology (1.0%):
16,290	Cerner Corp.*^	862,718

Hotels, Restaurants & Leisure (4.5%):
24,810	Hilton Worldwide Holdings, Inc.	558,721
18,610	Marriott International, Inc., Class A	1,324,660
33,290	Starbucks Corp.	1,987,413

		3,870,794

Household Products (0.7%):
8,950	Colgate-Palmolive Co.	632,318

Industrial Conglomerates (2.4%):
7,220	3M Co., Class B	1,203,069
9,040	Danaher Corp.	857,534

		2,060,603

Internet & Catalog Retail (4.5%):
4,450	Amazon.com, Inc.*	2,641,698
4,680	Netflix, Inc.*	478,436
550	Priceline Group, Inc. (The)*	708,928

		3,829,062

Internet Software & Services (10.8%):
3,890	Alphabet, Inc., Class A*	2,967,681
3,170	Alphabet, Inc., Class C*	2,361,492
35,120	Facebook, Inc., Class A*	4,007,191

		9,336,364

IT Services (9.4%):
9,460	Accenture plc, Class A	1,091,684
5,620	Alliance Data Systems Corp.*	1,236,400

Shares		Fair Value
Common Stocks, continued
IT Services, continued
14,370	Cognizant Technology Solutions Corp., Class A*	$900,999
23,660	MasterCard, Inc., Class A	2,235,870
14,300	PayPal Holdings, Inc.*	551,980
25,910	Visa, Inc., Class A	1,981,597

		7,998,530

Life Sciences Tools & Services (0.8%):
11,130	Quintiles Transnational Holdings, Inc.*	724,563

Media (2.2%):
2,080	Charter Communications, Inc., Class A*^	421,054
14,740	Walt Disney Co. (The)	1,463,830

		1,884,884

Multiline Retail (3.1%):
31,950	Dollar Tree, Inc.*	2,634,597

Oil, Gas & Consumable Fuels (1.2%):
10,330	Concho Resources, Inc.*	1,043,743

Personal Products (1.6%):
14,210	Estee Lauder Co., Inc. (The), Class A	1,340,145

Pharmaceuticals (2.1%):
2,201	Allergan plc*	589,934
18,760	Bristol-Myers Squibb Co.	1,198,389

		1,788,323

Road & Rail (2.6%):
9,010	Kansas City Southern	769,905
18,220	Union Pacific Corp.	1,449,401

		2,219,306

Semiconductors & Semiconductor Equipment (4.4%):
980	ARM Holdings plc, ADR	42,816
5,650	Broadcom, Ltd.	872,925
32,350	Microchip Technology, Inc.^	1,559,270
23,860	Texas Instruments, Inc.	1,370,041

		3,845,052

Software (8.0%):
13,200	Adobe Systems, Inc.*	1,238,160
45,600	Microsoft Corp.	2,518,488
6,180	Red Hat, Inc.*	460,472
17,500	Salesforce.com, Inc.*	1,292,025
12,140	ServiceNow, Inc.*^	742,725
11,550	Splunk, Inc.*	565,142

		6,817,012

Specialty Retail (8.1%):
23,150	CarMax, Inc.*^	1,182,965
13,200	Home Depot, Inc. (The)	1,761,276
6,900	O’Reilly Automotive, Inc.*^	1,888,253
17,000	Tractor Supply Co.	1,537,820
2,800	Ulta Salon, Cosmetics & Fragrance, Inc.*	542,472

		6,912,786

Technology Hardware, Storage & Peripherals (2.5%):
19,330	Apple, Inc.	2,106,777

Textiles, Apparel & Luxury Goods (4.4%):
35,300	Nike, Inc., Class B	2,169,891
24,070	VF Corp.	1,558,773

		3,728,664

Total Common Stocks (Cost $70,306,203)		84,173,581

Continued

AZL Wells Fargo Large Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (9.0%):
$7,696,329	AZL Wells Fargo Large Cap Growth Fund Securities Lending Collateral Account(a)	$7,696,329

Total Securities Held as Collateral for Securities on Loan (Cost $7,696,329)		7,696,329

Unaffiliated Investment Company (2.0%):
1,723,539	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.17%(b)	1,723,539

Total Unaffiliated Investment Company (Cost $1,723,539)		1,723,539

Total Investment Securities (Cost $79,726,071)(c) - 109.3%		93,593,449
Net other assets (liabilities) - (9.3)%		(7,950,160)

Net Assets - 100.0%		$85,643,289

Percentages indicated are based on net assets as of March 31, 2016.

ADR	-	American Depositary Receipt

*	Non-income producing security.

^	This security or a partial position of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $7,492,883.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(b)	The rate represents the effective yield at March 31, 2016.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 36 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL BlackRock Capital Appreciation Fund

•	AZL BlackRock Global Allocation Fund

•	AZL Boston Company Research Growth Fund

•	AZL DFA Emerging Markets Core Equity Fund

•	AZL DFA Five-Year Global Fixed Income Fund

•	AZL DFA International Core Equity Fund

•	AZL DFA U.S. Core Equity Fund

•	AZL DFA U.S. Small Cap Fund

•	AZL Enhanced Bond Index Fund

•	AZL Federated Clover Small Value Fund

•	AZL Franklin Templeton Founding Strategy Plus Fund

•	AZL Gateway Fund

•	AZL International Index Fund

•	AZL Invesco Equity and Income Fund

•	AZL Invesco Growth and Income Fund

•	AZL Invesco International Equity Fund

•	AZL JPMorgan International Opportunities Fund

•	AZL JPMorgan U.S. Equity Fund

•	AZL MetWest Total Return Bond Fund

•	AZL MFS Investors Trust Fund

•	AZL MFS Mid Cap Value Fund

•	AZL MFS Value Fund

•	AZL Mid Cap Index Fund

•	AZL Money Market Fund

•	AZL Morgan Stanley Global Real Estate Fund

•	AZL Multi-Manager Mid Cap Growth Fund

•	AZL NFJ International Value Fund

•	AZL Oppenheimer Discovery Fund

•	AZL Pyramis Total Bond Fund

•	AZL Russell 1000 Growth Index Fund

•	AZL Russell 1000 Value Index Fund

•	AZL S&P 500 Index Fund

•	AZL Schroder Emerging Markets Equity Fund

•	AZL Small Cap Stock Index Fund

•	AZL T. Rowe Price Capital Appreciation Fund

•	AZL Wells Fargo Large Cap Growth Fund

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Funds only offer their shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

The AZL BlackRock Global Allocation Fund’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the AZL BlackRock Global Allocation Fund formed in the Cayman Islands, which invests primarily in the commodity-related instruments.

As of March 31, 2016, the AZL BlackRock Global Allocation Fund’s aggregate investment in the Subsidiary was $20,559,160, representing 2.62% of the AZL BlackRock Global Allocation Fund’s net assets. The AZL BlackRock Global Allocation Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The Funds may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The Funds record an investment when the borrower withdraws money and records the interest as earned.

Repurchase Agreements

The AZL Money Market Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Structured Notes

The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity which may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

Securities Purchased on a When-Issued Basis

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Funds will not pay for such securities or start earning interest on them until they are received. When the Funds agree to purchase securities on a when-issued basis, the Funds will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Funds may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Funds may engage in short sales against the box (i.e., where the Funds own or have an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Funds sell a borrowed security and have a corresponding obligation to the lender to return the identical security. The Funds may also incur an interest expense if a security that has been sold short has an interest payment. When the Funds engage in a short sale, the Funds record a liability for securities sold short and record an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Funds also may be required to pay a premium, which would increase the cost of the security sold.

Securities Lending

To generate additional income, the Funds may lend up to 33 1/3% of their assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of the securities is at all times required to post collateral to the Funds in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Funds bear all of the gains and losses on such investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Funds. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at March 31, 2016, are presented on the Funds’ Schedules.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Funds managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Funds pay the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%.

TBA Purchase and Sale Commitments

The AZL Enhanced Bond Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.

To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of March 31, 2016, no collateral had been posted by the Fund to counterparties for TBAs.

Derivative Instruments

All open derivative positions at period end are reflected on the Funds’ Schedules, as applicable. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

Forward Currency Contracts

During the period ended March 31, 2016, certain Funds entered into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency or as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

The Funds (except for the AZL Money Market Fund) may enter into futures contracts. The Funds, except the AZL BlackRock Global Allocation Fund may enter into futures contracts to provide equity or market exposure on the Funds’ cash balances.

The AZL BlackRock Global Allocation Fund may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL BlackRock Global Allocation Fund, the AZL Gateway Fund and AZL T. Rowe Price Capital Appreciation Fund may purchase or write put and call options on a security or an index of securities.

A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes and options on stocks involve elements of equity price risk.

Purchased Options Contracts—The Funds pay a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of the underlying assets and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

During the period ended March 31, 2016, the AZL BlackRock Global Allocation Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of option written, to generate gains from options premiums. During the period ended March 31, 2016, the AZL Gateway Fund purchased and wrote put and call options to hedge against security prices (equity risk). During the period ended March 31, 2016, the AZL T. Rowe Price Capital Appreciation Fund wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and to generate gains from option premiums.

The AZL BlackRock Global Allocation Fund had the following transactions in purchased call and put options during the period ended March 31, 2016:

	Number of	Notional
Fund	Contracts	Amount(a)	Cost
Options outstanding at December 31, 2015	3,440,218	$2,993,098	$6,078,719
Options purchased	1,339,312	34,281	2,652,436
Options exercised	(72,637)	—	(149,414)
Options expired	(180,108)	(43,882)	(1,401,006)
Options closed	(3,765,675)	(6,262)	(2,812,978)

Options outstanding at March 31, 2016	761,110	$2,977,235	$4,367,757

(a)	Includes swaptions and currency options, as applicable.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

The AZL BlackRock Global Allocation Fund had the following transactions in written call and put options during the period ended March 31, 2016:

	Number of	Notional	Premiums
	Contracts	Amount(a)	Received
Options outstanding at December 31, 2015	(3,749,332)	$(4,536)	$(3,251,054)
Options Written	(1,507,642)	(5,210)	(1,571,168)
Options exercised	60,624	—	103,730
Options expired	491,953	—	275,061
Options closed	3,697,934	6,262	1,941,700

Options outstanding at March 31, 2016	(1,006,463)	$(3,484)	$(2,501,731)

(a)	Includes swaptions and currency options, as applicable.

The AZL Gateway Fund had the following transactions in purchased call and put options during the period ended March 31, 2016:

	Number of
	Contracts	Cost
Options outstanding at December 31, 2015	959	$1,487,578
Options purchased	2,675	4,333,949
Options exercised	—	—
Options expired	—	—
Options closed	(2,699)	(4,264,999)

Options outstanding at March 31, 2016	935	$1,556,528

The AZL Gateway Fund had the following transactions in written call and put options during the period ended March 31, 2016:

	Number of	Premium
	Contracts	Received
Options outstanding at December 31, 2015	(959)	$(4,888,491)
Options written	(3,323)	(14,006,677)
Options exercised	—	—
Options expired	—	—
Options closed	3,347	14,459,993

Options outstanding at March 31, 2016	(935)	$(4,435,993)

The AZL T. Rowe Price Capital Appreciation Fund had the following transactions in written call and put options during the period ended March 31, 2016:

	Number of	Premium
	Contracts	Received
Options outstanding at December 31, 2015	(9,287)	$(2,760,331)
Options written	(6,657)	(1,465,172)
Options exercised	993	256,276
Options expired	2,163	442,308
Options closed	65	19,306

Options outstanding at March 31, 2016	(12,723)	$(3,507,613)

Swap Agreements

The AZL BlackRock Global Allocation Fund and the AZL Franklin Templeton Founding Strategy Plus Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Funds may enter into swap agreements to manage their exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Funds’ obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Board of Trustees (“Trustees”) and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Funds are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house or its members will satisfy its obligations to the Funds.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Funds bear the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Funds, through the Subsidiary in the case of AZL BlackRock Global Allocation Fund, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of March 31, 2016, the AZL BlackRock Global Allocation Fund, AZL Franklin Templeton Founding Strategy Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

As of March 31, 2016 the AZL BlackRock Global Allocation Fund entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

Money Market Reform

On June 16, 2015, the Board of Trustees of the AZL Money Market Fund approved a change to the name and principal investment strategies of the Fund. The Fund will become a government money market fund and will be called the AZL Government Money Market Fund. As a government money market fund, the Fund will be permitted to continue to use a stable net asset value ($1.00 per share), and the Fund will not be required to impose fees on shareholder redemptions or to temporarily suspend redemptions in the event that the Fund’s weekly liquid assets fall below a certain threshold. The changes to the Fund are expected to be fully implemented by May 1, 2016. Prior to such date, it is expected that the Fund gradually will allocate a larger percentage of its assets to government securities.

3. Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At March 31, 2016, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments. A summary of each Fund’s investments in affiliated investment companies as of March 31, 2016 is as follows:

	Fair Value	Purchases	Proceeds from	Fair Value	Dividend
	12/31/15	at Cost	Sales	3/31/16	Income
AZL International Index Fund
Allianz SE, Registered Shares	$3,785,479	$92,061	$—	$3,572,313	$—

	$3,785,479	$92,061	$—	$3,572,313	$—

	Fair Value	Purchases	Proceeds from	Fair Value	Dividend
	12/31/15	at Cost	Sales	3/31/16	Income
AZL Russell 1000 Growth Index Fund
BlackRock Inc., Class A	$128,717	$—	$—	$128,735	$866

	$128,717	$—	$—	$128,735	$866

	Fair Value	Purchases	Proceeds from	Fair Value	Dividend
	12/31/15	at Cost	Sales	3/31/16	Income
AZL Russell 1000 Value Index Fund
BlackRock Inc., Class A	$563,561	$—	$(11,907)	$551,723	$3,790

	$563,561	$—	$(11,907)	$551,723	$3,790

	Fair Value	Purchases	Proceeds from	Fair Value	Dividend
	12/31/15	at Cost	Sales	3/31/16	Income
AZL S&P 500 Index Fund
BlackRock Inc., Class A	$2,883,864	$—	$—	$2,884,286	$19,394

	$2,883,864	$—	$—	$2,884,286	$19,394

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Investments of the AZL Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security and are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the far value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset values are calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2016 in valuing the Funds’ investments based upon three levels defined above:

AZL BlackRock Capital Appreciation Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Software & Services	$67,932,478	$11,758,478	$—	$79,690,956
All Other Common Stocks+	381,050,871	—	—	381,050,871
Preferred Stock	—	—	6,975,364	6,975,364
Securities Held as Collateral for Securities on Loan	—	66,976,067	—	66,976,067
Unaffiliated Investment Company	3,316,847	—	—	3,316,847

Total Investment Securities	$452,300,196	$78,734,545	$6,975,364	$538,010,105

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL BlackRock Global Allocation Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligation	$—	$632,890	$—	$632,890
Common Stocks
Aerospace & Defense	3,791,211	5,154,931	—	8,946,142
Air Freight & Logistics	2,612,820	358,581	—	2,971,401
Airlines	3,672,224	2,083,622	—	5,755,846
Auto Components	1,917,442	7,511,967	—	9,429,409
Automobiles	1,459,647	9,681,272	—	11,140,919
Banks	17,788,884	9,778,276	—	27,567,160
Beverages	4,848,178	6,245,365	—	11,093,543
Biotechnology	7,514,040	—	—	7,514,040
Capital Markets	2,409,686	1,968,835	—	4,378,521
Chemicals	3,863,821	9,472,101	—	13,335,922
Commercial Services & Supplies	656,351	859,438	—	1,515,789
Communications Equipment	2,491,353	1,341,535	—	3,832,888
Consumer Finance	1,436,249	—	—	1,436,249
Containers & Packaging	1,565,308	—	—	1,565,308
Diversified Financial Services	5,308,749	—	269,681	5,578,430
Diversified Telecommunication Services	3,651,142	8,042,877	—	11,694,019
Electric Utilities	2,467,878	1,883,241	—	4,351,119
Electrical Equipment	1,379,717	2,927,740	—	4,307,457
Electronic Equipment, Instruments & Components	548,248	1,772,327	—	2,320,575
Energy Equipment & Services	2,029,554	2,229,301	—	4,258,855
Food & Staples Retailing	6,578,475	1,031,950	—	7,610,425
Food Products	3,439,008	5,875,248	—	9,314,256
Health Care Equipment & Supplies	2,169,092	635,000	—	2,804,092
Health Care Providers & Services	10,245,293	4,096,196	—	14,341,489
Health Care Technology	940,552	—	—	940,552
Hotels, Restaurants & Leisure	1,166,983	1,058,021	—	2,225,004
Household Durables	1,479,759	1,953,614	—	3,433,373
Household Products	5,174,825	—	—	5,174,825
Independent Power and Renewable Electricity Producers	1,195,774	243,091	—	1,438,865
Industrial Conglomerates	5,179,696	4,046,105	—	9,225,801
Insurance	9,777,754	5,811,289	—	15,589,043
Internet & Catalog Retail	152,488	4,068	—	156,556
Internet Software & Services	14,632,911	462,194	1,062,726	16,157,831
IT Services	6,640,749	371,059	—	7,011,808
Life Sciences Tools & Services	1,551,562	—	—	1,551,562
Machinery	2,883,481	2,359,151	—	5,242,632
Media	9,402,167	2,842,091	—	12,244,258
Metals & Mining	4,056,732	2,307,652	—	6,364,384
Multiline Retail	883,605	—	—	883,605
Multi-Utilities	1,792,257	1,774,784	—	3,567,041
Oil, Gas & Consumable Fuels	24,103,174	4,948,956	—	29,052,130
Personal Products	1,958,248	2,161,182	—	4,119,430
Pharmaceuticals	17,464,667	12,153,351	—	29,618,018
Real Estate Investment Trusts (REITs)	4,854,389	1,109,792	—	5,964,181
Real Estate Management & Development	2,327,902	9,225,272	—	11,553,174
Road & Rail	2,573,833	2,344,949	—	4,918,782
Semiconductors & Semiconductor Equipment	5,062,963	2,629,235	—	7,692,198
Software	7,807,498	1,875,730	3,342,456	13,025,684
Specialty Retail	2,352,856	1,114,294	—	3,467,150
Technology Hardware, Storage & Peripherals	11,405,785	573,671	—	11,979,456
Textiles, Apparel & Luxury Goods	704,421	530,082	—	1,234,503
Tobacco	1,593,193	498,954	—	2,092,147
Trading Companies & Distributors	1,783,531	1,879,750	—	3,663,281
Water Utilities	1,073,792	—	—	1,073,792
Wireless Telecommunication Services	2,199,130	2,810,774	—	5,009,904
All Other Common Stocks+	—	7,458,136	—	7,458,136
Convertible Bonds+	—	8,825,952	—	8,825,952
Convertible Preferred Stocks
Banks	—	327,760	—	327,760
Internet Software & Services	—	—	1,122,033	1,122,033
Real Estate Investment Trusts (REITs)	941,645	—	—	941,645
Corporate Bonds
Diversified Financial Services	—	1,315,798	626,650	1,942,448
Other Corporate Bonds+	—	31,691,144	—	31,691,144
Floating Rate Loans+	—	7,613,350	—	7,613,350
Foreign Bonds+	—	97,377,097	—	97,377,097
Preferred Stocks
Automobiles	—	1,161,414	—	1,161,414
Banks	3,393,475	426,240	—	3,819,715
Health Care Providers & Services	—	1,106,416	366,505	1,472,921
Internet Software & Services	—	—	1,574,774	1,574,774
Real Estate Investment Trusts (REITs)	828,662	354,902	—	1,183,564
Real Estate Management & Development	—	256,464	—	256,464
Technology Hardware, Storage & Peripherals	—	2,306,187	—	2,306,187
Other Preferred Stocks+	5,362,832	—	—	5,362,832
Private Placements+	—	—	3,399,660	3,399,660
U.S. Government Agency Mortgage	—	4,471,921	—	4,471,921
U.S. Treasury Obligations	—	157,789,724	—	157,789,724
Warrant	—	85,928	—	85,928
Yankee Dollars+	—	28,788,464	—	28,788,464
Exchange Traded Fund	17,790,381	—	—	17,790,381
Securities Held as Collateral for Securities on Loan	—	39,862,577	—	39,862,577
Unaffiliated Investment Company	4,405,322	—	—	4,405,322
Purchased Options	355,801	1,413,243	—	1,769,044
Purchased Swaption	—	174,223	—	174,223

Total Investment Securities	281,099,165	543,478,744	11,764,485	836,342,394

Securities Sold Short	(697,114)	—	—	(697,114)
Other Financial Instruments:*
Futures Contracts	(129,201)	—	—	(129,201)
Written Options	23,565	224,320	—	247,885
Written Swaptions	—	41,942	—	41,942
Forward Currency Contracts	—	(2,048,402)	—	(2,048,402)
Credit Default Swaps	—	111,873	—	111,873
Currency Swaps	—	(108,667)	—	(108,667)
Interest Rate Swaps	—	(367,574)	—	(367,574)
Total Return Swaps	—	40,024	—	40,024

Total Investments	$280,296,415	$541,372,260	$11,764,485	$833,433,160

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL Boston Company Research Growth Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$280,178,261	$—	$—	$280,178,261
Affiliated Investment Company	4,531,970	—	—	4,531,970

Total Investment Securities	$284,710,231	$—	$—	$284,710,231

AZL DFA Emerging Markets Core Equity Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$214,254	$76,361	$—	$290,615
Airlines	248,142	327,700	—	575,842
Auto Components	23,074	607,421	—	630,495
Automobiles	232,290	1,000,001	—	1,232,291
Banks	2,709,326	5,480,810	—	8,190,136
Beverages	1,292,691	181,279	—	1,473,970
Capital Markets	29,199	647,904	—	677,103
Chemicals	234,754	1,505,271	—	1,740,025
Commercial Services & Supplies	14,871	99,095	—	113,966
Construction & Engineering	198,428	795,269	—	993,697
Construction Materials	288,247	666,165	—	954,412
Consumer Finance	25,663	81,201	—	106,864
Containers & Packaging	27,621	89,663	—	117,284
Diversified Consumer Services	47,620	31,119	—	78,739
Diversified Financial Services	65,099	632,790	—	697,889
Diversified Telecommunication Services	917,224	399,745	—	1,316,969
Electric Utilities	906,070	508,256	—	1,414,326
Electronic Equipment, Instruments & Components	696,387	1,746,347	—	2,442,734
Food & Staples Retailing	602,979	1,070,091	—	1,673,070
Food Products	609,331	1,637,991	—	2,247,322
Gas Utilities	108,611	297,567	—	406,178
Health Care Providers & Services	22,086	499,904	—	521,990
Hotels, Restaurants & Leisure	134,008	755,238	5,849	895,095
Household Durables	116,337	794,199	—	910,536
Household Products	134,280	203,830	—	338,110
Independent Power and Renewable Electricity Producers	242,500	527,700	—	770,200
Industrial Conglomerates	320,381	1,418,949	—	1,739,330
Insurance	121,769	1,740,482	—	1,862,251
IT Services	1,212,374	566,686	—	1,779,060
Machinery	9,077	509,760	—	518,837
Media	455,131	671,769	—	1,126,900
Metals & Mining	1,735,172	1,430,066	—	3,165,238
Multiline Retail	147,005	408,056	—	555,061
Oil, Gas & Consumable Fuels	1,664,980	2,698,860	—	4,363,840
Paper & Forest Products	144,240	328,761	—	473,001
Personal Products	50,786	500,411	—	551,197
Pharmaceuticals	338,925	785,691	—	1,124,616
Real Estate Management & Development	109,206	2,109,093	—	2,218,299
Road & Rail	31,383	24,039	—	55,422
Semiconductors & Semiconductor Equipment	3,409,006	1,284,799	—	4,693,805
Software	18,623	160,023	—	178,646
Specialty Retail	11,826	598,601	—	610,427
Textiles, Apparel & Luxury Goods	25,107	532,196	—	557,303
Transportation Infrastructure	332,530	659,496	—	992,026
Water Utilities	160,056	173,153	—	333,209
Wireless Telecommunication Services	1,250,867	1,345,026	—	2,595,893
Other Common Stocks+	—	6,303,713	—	6,303,713
Preferred Stocks+	195,888	—	—	195,888
Rights	105	—	—	105
Securities Held as Collateral for Securities on Loan	—	1,171,948	—	1,171,948
Unaffiliated Investment Company	49,947	—	—	49,947

Total Investment Securities	$21,935,476	$46,084,495	$5,849	$68,025,820

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL DFA Five-Year Global Fixed Income Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Corporate Bonds+	$—	$154,837,508	$—	$154,837,508
Foreign Bonds+	—	22,688,664	—	22,688,664
Securities Held as Collateral for Securities on Loan	—	44,889,742	—	44,889,742
U.S. Treasury Obligations	—	5,481,602	—	5,481,602
Yankee Dollars+	—	298,910,806	—	298,910,806
Unaffiliated Investment Company	4,265,387	—	—	4,265,387

Total Investment Securities	$4,265,387	$526,808,322	$—	$531,073,709

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL DFA International Core Equity Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$80,895	$1,946,248	$—	$2,027,143
Auto Components	195,334	3,940,766	—	4,136,100
Banks	2,796,620	11,785,193	—	14,581,813
Beverages	476,531	2,204,482	—	2,681,013
Capital Markets	252,640	3,289,809	—	3,542,449
Chemicals	193,250	7,855,029	—	8,048,279
Commercial Services & Supplies	186,542	2,745,867	—	2,932,409
Communications Equipment	31,597	469,712	—	501,309
Construction & Engineering	306,343	3,271,863	—	3,578,206
Construction Materials	195,823	1,403,933	—	1,599,756
Containers & Packaging	104,678	1,293,020	—	1,397,698
Distributors	15,941	169,659	—	185,600
Diversified Consumer Services	37,215	173,909	—	211,124
Diversified Financial Services	87,690	1,308,466	—	1,396,156
Diversified Telecommunication Services	92,769	4,402,324	—	4,495,093
Electric Utilities	48,340	2,134,684	—	2,183,024
Electronic Equipment, Instruments & Components	31,768	2,535,419	—	2,567,187
Energy Equipment & Services	201,274	942,986	—	1,144,260
Food & Staples Retailing	372,319	4,241,450	—	4,613,769
Food Products	125,850	4,570,638	—	4,696,488
Gas Utilities	30,710	695,973	—	726,683
Health Care Providers & Services	17,050	1,156,771	—	1,173,821
Hotels, Restaurants & Leisure	121,893	3,261,823	—	3,383,716
Household Durables	32,918	3,655,952	—	3,688,870
Independent Power and Renewable Electricity Producers	189,753	103,021	—	292,774
Industrial Conglomerates	42,340	1,950,241	—	1,992,581
Insurance	1,093,876	7,072,202	—	8,166,078
IT Services	84,675	1,613,110	—	1,697,785
Life Sciences Tools & Services	165,205	759,646	—	924,851
Machinery	41,566	6,159,052	—	6,200,618
Media	482,006	3,919,992	—	4,401,998
Metals & Mining	2,073,601	4,610,628	—	6,684,229
Multiline Retail	184,849	991,477	—	1,176,326
Multi-Utilities	80,421	879,759	—	960,180
Oil, Gas & Consumable Fuels	3,164,549	3,490,467	—	6,655,016
Paper & Forest Products	88,452	976,801	—	1,065,253
Personal Products	580,603	353,794	—	934,397
Pharmaceuticals	776,409	4,622,571	—	5,398,980
Professional Services	29,316	1,833,520	—	1,862,836
Real Estate Management & Development	182,398	3,214,091	—	3,396,489
Road & Rail	502,980	2,716,632	—	3,219,612
Semiconductors & Semiconductor Equipment	252,969	925,121	—	1,178,090
Software	177,555	1,713,043	—	1,890,598
Specialty Retail	50,654	2,777,961	—	2,828,615
Technology Hardware, Storage & Peripherals	212,146	1,197,976	—	1,410,122
Textiles, Apparel & Luxury Goods	39,999	2,835,651	—	2,875,650
Thrifts & Mortgage Finance	23,524	94,584	—	118,108
Tobacco	462,496	518,471	—	980,967
Trading Companies & Distributors	186,663	2,925,426	—	3,112,089
Transportation Infrastructure	14,901	1,299,198	—	1,314,099
Wireless Telecommunication Services	68,354	1,853,511	—	1,921,865
Other Common Stocks+	—	17,836,805	—	17,836,805
Preferred Stocks	—	537,428	—	537,428
Rights	2,634	—	—	2,634
Securities Held as Collateral for Securities on Loan	—	1,243,550	—	1,243,550
Unaffiliated Investment Company	185,500	—	—	185,500

Total Investment Securities	$17,476,384	$150,481,705	$—	$167,958,089

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL DFA U.S. Core Equity Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$548,854,699	$—	$—	$548,854,699
Convertible Bond	—	4,695	—	4,695
Right	—	2,866	—	2,866
Securities Held as Collateral for Securities on Loan	—	37,130,623	—	37,130,623

Total Investment Securities	$548,854,699	$37,138,184	$—	$585,992,883

AZL DFA U.S. Small Cap Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$211,289,017	$—	$—	$211,289,017
Convertible Bond	—	7,380	—	7,380
Securities Held as Collateral for Securities on Loan	—	32,005,345	—	32,005,345
Unaffiliated Investment Company	258,651	—	—	258,651

Total Investment Securities	$211,547,668	$32,012,725	$—	$243,560,393

AZL Enhanced Bond Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$70,148,004	$—	$70,148,004
Collateralized Mortgage Obligations	—	44,379,987	—	44,379,987
Corporate Bonds+	—	141,193,759	—	141,193,759
Municipal Bonds	—	8,265,902	—	8,265,902
U.S. Government Agency Mortgages	—	246,659,145	—	246,659,145
U.S. Treasury Obligations	—	163,823,064	—	163,823,064
Yankee Dollars+	—	36,090,683	—	36,090,683
Securities Held as Collateral for Securities on Loan	—	82,924,235	—	82,924,235
Unaffiliated Investment Company	38,010,264	—	—	38,010,264

Total Investment Securities	38,010,264	793,484,779	—	831,495,043

Securities Sold Short	—	(57,505,204)	—	(57,505,204)
Other Financial Instruments:*			—
Futures Contracts	92,416	—	—	92,416

Total Investments	$38,102,680	$735,979,575	$—	$774,082,255

AZL Federated Clover Small Value Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$288,946,553	$—	$—	$288,946,553
Securities Held as Collateral for Securities on Loan	—	85,478,743	—	85,478,743
Unaffiliated Investment Company	7,088,948	—	—	7,088,948

Total Investment Securities	$296,035,501	$85,478,743	$—	$381,514,244

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL Franklin Templeton Founding Strategy Plus Fund

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Aerospace & Defense	$9,423,597	$2,029,093	$—		$11,452,690
Air Freight & Logistics	864,854	91,860	—		956,714
Airlines	—	3,459,075	—		3,459,075
Auto Components	—	2,058,842	—		2,058,842
Automobiles	6,052,619	7,101,633	—		13,154,252
Banks	29,518,300	18,240,774	—		47,759,074
Capital Markets	2,076,440	1,879,686	—		3,956,126
Chemicals	6,326,746	3,872,101	—		10,198,847
Commercial Services & Supplies	2,316,798	660,750	—		2,977,548
Communications Equipment	7,753,363	2,175,351	—		9,928,714
Construction & Engineering	—	1,347,174	—		1,347,174
Construction Materials	—	3,771,174	—		3,771,174
Diversified Telecommunication Services	3,988,606	6,376,444	—		10,365,050
Energy Equipment & Services	6,804,883	831,510	—		7,636,393
Food & Staples Retailing	8,123,138	4,020,606	—		12,143,744
Food Products	—	933,758	—		933,758
Health Care Equipment & Supplies	11,139,145	2,411,299	—		13,550,444
Industrial Conglomerates	3,968,028	3,228,736	—		7,196,764
Insurance	21,944,901	5,328,531	—		27,273,432
Life Sciences Tools & Services	—	792,854	—		792,854
Machinery	5,322,207	836,382	—		6,158,589
Marine	—	1,768,416	—		1,768,416
Media	17,915,712	4,709,436	—	^	22,625,148
Metals & Mining	3,925,885	4,185,433	—		8,111,318
Oil, Gas & Consumable Fuels	26,852,706	16,794,014	—		43,646,720
Pharmaceuticals	30,291,826	9,053,116	—		39,344,942
Specialty Retail	1,126,912	1,790,844	—		2,917,756
Technology Hardware, Storage & Peripherals	10,259,517	9,824,884	—		20,084,401
Textiles, Apparel & Luxury Goods	1,861,453	—	—		1,861,453
Tobacco	6,096,571	6,683,435	—		12,780,006
Wireless Telecommunication Services	1,813,501	5,984,426	—		7,797,927
Other Common Stocks+	66,904,539	—	—		66,904,539
Convertible Bonds+	—	1,171,250	—		1,171,250
Convertible Preferred Stocks
Banks	910,400	—	—		910,400
Other Convertible Preferred Stocks+	—	378,067	—		378,067
Corporate Bonds+	—	45,367,194	—		45,367,194
Equity-Linked Securities	—	5,073,496	—		5,073,496
Floating Rate Loans+	—	5,158,235	—		5,158,235
Foreign Bonds+	—	108,483,390	—		108,483,390
Municipal Bond	—	597,438	—		597,438
Preferred Stocks
Banks	—	1,662,380	—		1,662,380
Capital Markets	260,700	949,536	—		1,210,236
Electric Utilities	—	1,202,200	—		1,202,200
Other Preferred Stocks+	2,471,100	—	—		2,471,100
U.S. Government Agency Mortgages	—	34,555,000	—		34,555,000
U.S. Treasury Obligation	—	1,999,462	—		1,999,462
Yankee Dollars+	—	27,897,681	—		27,897,681
Securities Held as Collateral for Securities on Loan	—	64,174,303	—		64,174,303
Unaffiliated Investment Company	43,926,879	—	—		43,926,879

Total Investment Securities	340,241,326	430,911,269	—		771,152,595

Other Financial Instruments:*
Forward Currency Contracts	—	(6,286,727)	—		(6,286,727)
Interest Rate Swaps	—	(1,859,268)	—		(1,859,268)

Total Investments	$340,241,326	$422,765,274	$—		$763,006,600

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL Gateway Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$194,619,606	$—	$—	$194,619,606
Purchased Put Options	554,890	—	—	554,890
Unaffiliated Investment Company	2,713,424	—	—	2,713,424

Total Investment Securities	197,887,920	—	—	197,887,920

Other Financial Instruments:*
Written Options	(6,088,465)	—	—	(6,088,465)

Total Investments	$191,799,455	$—	$—	$191,799,455

AZL International Index Fund

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Airlines	$117,144	$1,435,990	$—		$1,553,134
Hotels, Restaurants & Leisure	80,965	8,077,287	—		8,158,252
Pharmaceuticals	58,876	52,190,824	—		52,249,700
Real Estate Management & Development	—	11,690,883	—	^	11,690,883
Semiconductors & Semiconductor Equipment	534,008	4,419,768	—		4,953,776
Software	419,711	6,522,514	—		6,942,225
Trading Companies & Distributors	151,358	6,657,717	—		6,809,075
All Other Common Stocks+	—	477,024,240	—		477,024,240
Preferred Stocks+	—	2,675,504	—		2,675,504
Securities Held as Collateral for Securities on Loan	—	17,890,604	—		17,890,604
Unaffiliated Investment Company	1,756,414	—	—		1,756,414

Total Investment Securities	3,118,476	588,585,331	—	^	591,703,807

Other Financial Instruments:*
Futures Contracts	(1,274)	—	—		(1,274)

Total Investments	$3,117,202	$588,585,331	$—	^	$591,702,533

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL Invesco Equity and Income Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified Telecommunication Services	$7,854,579	$7,466,428	$—	$15,321,007
Oil, Gas & Consumable Fuels	53,273,864	24,530,033	—	77,803,897
Pharmaceuticals	42,051,121	14,474,644	—	56,525,765
Other Common Stocks+	636,727,613	—	—	636,727,613
Convertible Bonds+	—	86,624,278	—	86,624,278
Convertible Preferred Stocks
Banks	263,600	1,771,592	—	2,035,192
Capital Markets	138,271	3,313,127	—	3,451,398
Oil, Gas & Consumable Fuels	—	1,164,770	—	1,164,770
Corporate Bonds+	—	113,715,992	—	113,715,992
U.S. Government Agency Mortgages	—	1,308,486	—	1,308,486
U.S. Treasury Obligations	—	127,760,652	—	127,760,652
Yankee Dollars+	—	24,904,876	—	24,904,876
Securities Held as Collateral for Securities on Loan	—	213,275,449	—	213,275,449
Unaffiliated Investment Company	72,732,877	—	—	72,732,877

Total Investment Securities	813,041,925	620,310,327	—	1,433,352,252

Other Financial Instruments:*
Forward Currency Contracts	—	(1,505,279)	—	(1,505,279)

Total Investments	$813,041,925	$618,805,048	$—	$1,431,846,973

AZL Invesco Growth and Income Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified Telecommunication Services	$3,149,727	$3,105,252	$—	$6,254,979
Oil, Gas & Consumable Fuels	23,312,227	10,742,262	—	34,054,489
Pharmaceuticals	17,199,639	6,301,566	—	23,501,205
Other Common Stocks+	260,193,877	—	—	260,193,877
Securities Held as Collateral for Securities on Loan	—	31,700,178	—	31,700,178
Unaffiliated Investment Company	11,658,483	—	—	11,658,483

Total Investment Securities	315,513,953	51,849,258	—	367,363,211

Other Financial Instruments:*
Forward Currency Contracts	—	(649,528)	—	(649,528)

Total Investments	$315,513,953	$51,199,730	$—	$366,713,683

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL Invesco International Equity Fund

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Beverages	$4,282,906	$14,899,750	$—		$19,182,656
Diversified Financial Services	7,073,137	18,143,010	—		25,216,147
Food Products	2,602,766	—	—		2,602,766
Insurance	9,714,043	—	—		9,714,043
Internet Software & Services	8,497,978	9,136,646	—		17,634,624
IT Services	12,716,750	5,599,162	—		18,315,912
Life Sciences Tools & Services	—	—	—	^	—
Media	6,683,297	61,824,381	—		68,507,678
Oil, Gas & Consumable Fuels	11,256,172	6,338,326	—		17,594,498
Pharmaceuticals	11,536,381	14,958,182	—		26,494,563
Road & Rail	4,295,993	620,611	—		4,916,604
Semiconductors & Semiconductor Equipment	20,144,393	—	—		20,144,393
Other Common Stocks+	—	190,464,962	—		190,464,962
Securities Held as Collateral for Securities on Loan	—	24,535,648	—		24,535,648
Unaffiliated Investment Company	29,819,972	—	—		29,819,972

Total Investment Securities	$128,623,788	$346,520,678	$—	^	$475,144,466

AZL JPMorgan International Opportunities Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$4,909,138	$39,826,600	$—	$44,735,738
All Other Common Stocks+	—	433,238,620	—	433,238,620
Securities Held as Collateral for Securities on Loan	—	12,941,118	—	12,941,118
Unaffiliated Investment Company	4,192,224	—	—	4,192,224

Total Investment Securities	9,101,362	486,006,338	—	495,107,700

Other Financial Instruments:*
Forward Currency Contracts	—	900,653	—	900,653

Total Investments	$9,101,362	$486,906,991	$—	$496,008,353

AZL JPMorgan U.S. Equity Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$387,808,974	$—	$—	$387,808,974
Securities Held as Collateral for Securities on Loan	—	45,332,347	—	45,332,347
Unaffiliated Investment Company	3,871,645	—	—	3,871,645

Total Investment Securities	391,680,619	45,332,347	—	437,012,966

Other Financial Instruments:*
Futures Contracts	16,004	—	—	16,004

Total Investments	$391,696,623	$45,332,347	$—	$437,028,970

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL MetWest Total Return Bond Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$34,918,732	$—	$34,918,732
Collateralized Mortgage Obligations	—	49,930,903	—	49,930,903
Corporate Bonds+	—	74,869,734	—	74,869,734
Municipal Bonds	—	2,339,963	—	2,339,963
Securities Held as Collateral for Securities on Loan	—	2,037,159	—	2,037,159
U.S. Government Agency Mortgages	—	114,125,458	—	114,125,458
U.S. Treasury Obligations	—	117,459,526	—	117,459,526
Yankee Dollars+	—	6,888,525	—	6,888,525
Unaffiliated Investment Company	9,680,478	—	—	9,680,478

Total Investment Securities	9,680,478	402,570,000	—	412,250,478

Other Financial Instruments:*
Futures Contracts	54,559	—	—	54,559

Total Investments	$9,735,037	$402,570,000	$—	$412,305,037

AZL MFS Investors Trust Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Beverages	$—	$5,403,220	$—	$5,403,220
Food Products	7,632,082	4,182,535	—	11,814,617
Textiles, Apparel & Luxury Goods	4,278,364	3,691,722	—	7,970,086
All Other Common Stocks+	266,129,808	—	—	266,129,808
Preferred Stock	857,439	—	—	857,439
Securities Held as Collateral for Securities on Loan	—	37,392,535	—	37,392,535
Unaffiliated Investment Company	2,009,146	—	—	2,009,146

Total Investment Securities	$280,906,839	$50,670,012	$—	$331,576,851

AZL MFS Mid Cap Value Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$5,577,093	$1,131,882	$—	$6,708,975
Trading Companies & Distributors	1,500,153	926,432	—	2,426,585
All Other Common Stocks+	181,964,448	—	—	181,964,448
Preferred Stock	1,400,004	—	—	1,400,004
Securities Held as Collateral for Securities on Loan	—	50,702,251	—	50,702,251
Unaffiliated Investment Company	2,590,137	—	—	2,590,137

Total Investment Securities	$193,031,835	$52,760,565	$—	$245,792,400

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL MFS Value Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Beverages	$—	$4,914,211	$—	$4,914,211
Food Products	11,044,278	10,389,114	—	21,433,392
Pharmaceuticals	33,390,481	2,126,775	—	35,517,256
Wireless Telecommunication Services	—	1,018,057	—	1,018,057
All Other Common Stocks+	371,837,646	—	—	371,837,646
Securities Held as Collateral for Securities on Loan	—	70,335,553	—	70,335,553
Unaffiliated Investment Company	3,076,347	—	—	3,076,347

Total Investment Securities	$419,348,752	$88,783,710	$—	$508,132,462

AZL Mid Cap Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$403,416,117	$—	$—	$403,416,117
Securities Held as Collateral for Securities on Loan	—	66,786,138	—	66,786,138
Unaffiliated Investment Company	12,507,066	—	—	12,507,066

Total Investment Securities	415,923,183	66,786,138	—	482,709,321

Other Financial Instruments:*
Futures Contracts	578,165	—	—	578,165

Total Investments	$416,501,348	$66,786,138	$—	$483,287,486

AZL Money Market Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$64,500,000	$—	$64,500,000
Commercial Paper+	—	84,757,096	—	84,757,096
Repurchase Agreements	—	185,000,000	—	185,000,000
U.S. Government Agency Mortgages	—	328,005,030	—	328,005,030
U.S. Treasury Obligations	—	91,813,509	—	91,813,509

Total Investment Securities	$—	$754,075,635	$—	$754,075,635

AZL Morgan Stanley Global Real Estate Fund

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks
Diversified Real Estate Activities	$—	$18,249,644	$—		$18,249,644
Diversified REITs	3,462,093	8,736,339	—		12,198,432
Industrial REITs	2,574,086	2,696,537	—		5,270,623
Office REITs	15,583,812	5,977,995	—		21,561,807
Real Estate Development	—	3,286,525	—		3,286,525
Real Estate Operating Companies	612,599	13,667,966	—	^	14,280,565
Residential REITs	17,864,140	368,118	—		18,232,258
Retail REITs	27,632,305	15,003,079	—		42,635,384
All Other Common Stocks+	21,291,440	—	—		21,291,440
Securities Held as Collateral for Securities on Loan	—	11,710,989	—		11,710,989
Unaffiliated Investment Company	184,782	—	—		184,782

Total Investment Securities	$89,205,257	$79,697,192	$—	^	$168,902,449

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL Multi-Manager Mid Cap Growth Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Internet & Catalog Retail	$4,468,523	$1,274,088	$—	$5,742,611
All Other Common Stocks+	313,235,945	—	—	313,235,945
Private Placements
Commercial Services & Supplies	—	—	— ^	— ^
Internet Software & Services	—	14,382	15,998,872	16,013,254
Securities Held as Collateral for Securities on Loan	—	85,834,892	—	85,834,892
Unaffiliated Investment Company	12,160,144	—	—	12,160,144

Total Investment Securities	$329,864,612	$87,108,980	$16,013,254	$432,986,846

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at March 31, 2016	Valuation Basis at March 31, 2016	Valuation Technique(s)	Unobservable Input(s)	Range		Weighted Average/ Selected Value
Investment Securities:
Private Placements:
Internet Software & Services
Airbnb, Inc., Series D Preferred	$5,646,257	Market Approach	Precedent Transaction	Weighted Average Cost of Capital	$93.09		$93.09
			Discounted Cash Flow	Weighted Average Cost of Capital	17%-19%		18%
				Perpetual Growth Rate	3%-4%		3.50%
			Market Comparable Companies	Enterprise Value/Revenue	7.4x-18.4	x	15.9	x
				Discount for Lack of Marketability	20%		20%

Dropbox, Inc.	2,591,143	Market Approach	Market Transaction Method	Proposed Transaction of Preferred Stock	$19.10		$19.10
			Discounted Cash Flow	Weighted Average Cost of Capital	18%-20%		19%
				Perpetual Growth Rate	2.5%-3.5%		3%
			Market Comparable Companies	Enterprise Value/Revenue	6.5x-16.1	x	8.7	x
				Discount for Lack of Marketability	20%		20%

Flipkart, Preferred Series D	3,322,426	Market Approach	Precedent Transaction	Precedent Transaction of Preferred Stock	$142.24		$142.24
			Discounted Cash Flow	Weighted Average Cost of Capital	17% - 19%		18%
				Perpetual Growth Rate	3.5%-4.5%		4%
			Market Comparable Companies	Enterprise Value/Revenue	3.1x - 5.8	x	3.2	x
				Discount for Lack of Marketability	20%		20%

Palantir Technologies, Inc., Series G	1,904,312	Market Approach	Precedent Transaction	Precedent Transaction of Preferred Stock	$11.38		$11.38
			Discounted Cash Flow	Weighted Average Cost of Capital	17% - 19%		18%
				Perpetual Growth Rate	2.5%-3.5%		3%
			Market Comparable Companies	Enterprise Value/Revenue	6.2x - 11.3	x	10.8	x
				Discount for Lack of Marketability	20%		20%

Palantir Technologies, Inc., Series H Preferred	561,001	Market Approach	Precedent Transaction	Precedent Transaction of Preferred Stock	$11.38		$11.38
			Discounted Cash Flow	Weighted Average Cost of Capital	17% - 19%		18%
				Perpetual Growth Rate	2.5%-3.5%		3%
			Market Comparable Companies	Enterprise Value/Revenue	6.2x - 11.3	x	10.8	x
				Discount for Lack of Marketability	20%		20%

Palantir Technologies, Inc., Series H-1 Preferred	561,001	Market Approach	Precedent Transaction	Precedent Transaction of Preferred Stock	$11.38		$11.38
			Discounted Cash Flow	Weighted Average Cost of Capital	17% - 19%		18%
				Perpetual Growth Rate	2.5%-3.5%		3%
			Market Comparable Companies	Enterprise Value/Revenue	6.2x - 11.3	x	10.8	x
				Discount for Lack of Marketability	20%		20%

Survey Monkey	1,412,732	Market Approach	Precedent Transaction	Precedent Transaction of Preferred Stock	$16.45		$16.45
			Discounted Cash Flow	Weighted Average Cost of Capital	17.5% -19.5%		18.50%
				Perpetual Growth Rate	3%-4%		3.50%
			Market Comparable Companies	Enterprise Value/Revenue	5.5x - 14.4	x	10.0	x
				Discount for Lack of Marketability	20%		20%

Total Investment Securities	$15,998,872

Private Placements
Balance as of December 31, 2015	$18,815,800
Change in Unrealized Appreciation/Depreciation*	(2,816,928)
Net Realized Gain (Loss)	—
Gross Purchases	—
Gross Sales	—

Balance as of March 31, 2016	$15,998,872

*	The noted amounts of change in unrealized appreciation/depreciation relate to the fair value of Level 3 assets held on March 31, 2016.

AZL NFJ International Value Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$2,557,773	$—	$—	$2,557,773
Auto Components	2,143,704	1,296,282	—	3,439,986
Banks	7,982,890	11,083,683	—	19,066,573
Electric Utilities	3,854,878	2,374,826	—	6,229,704
Household Products	1,702,974	—	—	1,702,974
Industrial Conglomerates	1,333,351	2,916,823	—	4,250,174
Insurance	2,558,336	6,846,126	—	9,404,462
Multiline Retail	2,221,776	—	—	2,221,776
Oil, Gas & Consumable Fuels	7,963,860	—	—	7,963,860
Pharmaceuticals	4,188,824	4,361,065	—	8,549,889
Semiconductors & Semiconductor Equipment	2,902,960	—	—	2,902,960
Software	1,326,080	—	—	1,326,080
Wireless Telecommunication Services	1,757,996	5,066,809	—	6,824,805
Other Common Stocks+	—	36,876,337	—	36,876,337
Securities Held as Collateral for Securities on Loan	—	5,902,996	—	5,902,996
Unaffiliated Investment Company	1,080,826	—	—	1,080,826

Total Investment Securities	$43,576,228	$76,724,947	$—	$120,301,175

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL Oppenheimer Discovery Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$211,852,645	$—	$—	$211,852,645
Right	—	27,806		27,806
Securities Held as Collateral for Securities on Loan	—	59,900,961	—	59,900,961
Unaffiliated Investment Company	6,739,763	—	—	6,739,763

Total Investment Securities	$218,592,408	$59,928,767	$—	$278,521,175

AZL Pyramis Total Bond Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$14,549,278	$—	$14,549,278
Collateralized Mortgage Obligations	—	35,529,157	—	35,529,157
Corporate Bonds+	—	157,328,517	—	157,328,517
Municipal Bonds	—	18,274,346	—	18,274,346
Securities Held as Collateral for Securities on Loan	—	26,438,950	—	26,438,950
U.S. Government Agency Mortgages	—	78,173,501	—	78,173,501
U.S. Treasury Obligations	—	48,664,193	—	48,664,193
Yankee Dollars+	—	67,957,357	—	67,957,357
Unaffiliated Investment Company	7,555,578	—	—	7,555,578

Total Investment Securities	$7,555,578	$446,915,299	$—	$454,470,877

AZL Russell 1000 Growth Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$99,827,630	$—	$—	$99,827,630
Securities Held as Collateral for Securities on Loan	—	16,431,188		16,431,188
Unaffiliated Investment Company	2,530,936	—	—	2,530,936

Total Investment Securities	102,358,566	16,431,188	—	118,789,754

Other Financial Instruments:*
Futures Contracts	108,488	—	—	108,488

Total Investments	$102,467,054	$16,431,188	$—	$118,898,242

AZL Russell 1000 Value Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$186,376,807	$—	$—	$186,376,807
Securities Held as Collateral for Securities on Loan	—	27,688,078		27,688,078
Unaffiliated Investment Company	4,121,136	—	—	4,121,136

Total Investment Securities	190,497,943	27,688,078	—	218,186,021

Other Financial Instruments:*
Futures Contracts	45,196	—		45,196

Total Investments	$190,543,139	$27,688,078	$—	$218,231,217

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL S&P 500 Index Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$1,209,777,743	$—	$—	$1,209,777,743
Securities Held as Collateral for Securities on Loan	—	141,430,181	—	141,430,181
Unaffiliated Investment Company	40,968,326	—	—	40,968,326

Total Investment Securities	1,250,746,069	141,430,181	—	1,392,176,250

Other Financial Instruments:*
Futures Contracts	1,598,115	—	—	1,598,115

Total Investments	$1,252,344,184	$141,430,181	$—	$1,393,774,365

AZL Schroder Emerging Markets Equity Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,094,388	$—	$—	$1,094,388
Banks	10,394,654	27,869,119	—	38,263,773
Beverages	1,089,844	—	—	1,089,844
Diversified Consumer Services	1,652,226	—	—	1,652,226
Diversified Telecommunication Services	1,399,105	2,609,158	—	4,008,263
Electric Utilities	1,246,830	493,444	—	1,740,274
Food Products	476,482	515,765	—	992,247
Hotels, Restaurants & Leisure	1,400,863	947,476	—	2,348,339
Independent Power and Renewable Electricity Producers	354,892	—	—	354,892
Insurance	1,029,207	12,284,437	—	13,313,644
Internet & Catalog Retail	1,800,967	—	—	1,800,967
Internet Software & Services	3,744,916	13,965,943	—	17,710,859
IT Services	2,200,650	2,758,654	—	4,959,304
Machinery	637,655	—	—	637,655
Metals & Mining	923,854	711,891	—	1,635,745
Oil, Gas & Consumable Fuels	3,200,151	12,468,967	—	15,669,118
Transportation Infrastructure	1,749,634	—	—	1,749,634
Wireless Telecommunication Services	80,423	9,530,184	—	9,610,607
Other Common Stocks+	—	73,220,484	—	73,220,484
Preferred Stocks
Automobiles	—	350,495	—	350,495
Multiline Retail	961,095	—	—	961,095
Securities Held as Collateral for Securities on Loan	—	4,871,626	—	4,871,626
Unaffiliated Investment Company	1,234,067	—	—	1,234,067

Total Investment Securities	$36,671,903	$162,597,643	$—	$199,269,546

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

AZL Small Cap Stock Index Fund

Investment Securities:	Level 1	Level 2	Level 3		Total
Common Stocks+	$272,855,455	$—	$—		$272,855,455
Right	—	—	—	^	—
Securities Held as Collateral for Securities on Loan	—	80,676,140	—		80,676,140
Unaffiliated Investment Company	6,456,107	—	—		6,456,107

Total Investment Securities	279,311,562	80,676,140	—	^	359,987,702

Other Financial Instruments:*
Futures Contracts	288,888	—	—		288,888

Total Investments	$279,600,450	$80,676,140	$—	^	$360,276,590

AZL T. Rowe Price Capital Appreciation Fund

Investment Securities:	Level 1	Level 2	Level 3		Total
Asset Backed Securities	$—	$1,312,943	$—		$1,312,943
Common Stocks
Beverages	4,150,440	1,908,179	—		6,058,619
Hotels, Restaurants & Leisure	364,824	3,010,938	—		3,375,762
Paper & Forest Products	—	—	—	^	—
Professional Services	6,133,504	4,754,609	—		10,888,113
Other Common Stocks+	690,380,436	—	—		690,380,436
Convertible Preferred Stocks
Banks	—	2,410,000	—		2,410,000
Other Convertible Preferred Stocks+	9,860,834	—	—		9,860,834
Corporate Bonds+	—	223,477,857	—		223,477,857
Floating Rate Loans+	—	3,950,980	—		3,950,980
Foreign Bonds+	—	2,880,143	—		2,880,143
Preferred Stocks+	12,789,918	—	—		12,789,918
Yankee Dollars+	—	37,761,542	—		37,761,542
Securities Held as Collateral for Securities on Loan	—	97,195,343	—		97,195,343
Written Options	147,284	(273,928)	—		(126,644)
Unaffiliated Investment Company	212,983,769	—	—		212,983,769

Total Investment Securities	$936,811,009	$378,809,818	$—	^	$1,315,199,615

AZL Wells Fargo Large Cap Growth Fund

Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks+	$84,173,581	$—	$—	$84,173,581
Securities Held as Collateral for Securities on Loan	—	7,696,329	—	7,696,329
Unaffiliated Investment Company	1,723,539	—	—	1,723,539

Total Investment Securities	$85,897,120	$7,696,329	—	$93,593,449

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contracts, and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
^	Represents the interest in securities that were determined to have a value of zero at March 31, 2016.

For the period ended March 31, 2016, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers out of an investment’s assigned level within the hierarchy during the reporting period. The Trust defines a significant transfer as aggregate transfers that are greater than 2% of a Fund’s net assets. There were no significant transfers between Levels 1 and 2 as of March 31, 2016.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held by the Funds as of March 31, 2016 are identified below.

AZL BlackRock Capital Appreciation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Palantir Technologies, Inc., Series I, 0.00%,	2/7/14	5,157,899	841,419	6,975,364	1.49%

AZL BlackRock Global Allocation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
AliphCom, Inc., 12.00%, 4/1/20	4/27/15	3,065,000	3,065,000	3,126,300	0.40%
Delta Topco, Ltd.	5/2/12	379,997	615,711	269,681	0.03%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	758,660	624,776	626,650	0.08%
Domo, Inc., Series E	4/1/15	1,218,214	144,482	1,122,033	0.14%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,009,635	0.13%
Grand Rounds, Inc.	3/31/15	399,608	143,925	366,505	0.05%
Logistics UK, Series 2015-1A, Class F, 4.20%, 8/20/25	8/3/15	440,732	459,000	632,890	0.08%
Lookout, Inc.	3/4/15	63,364	5,547	53,091	0.01%
Lookout, Inc.	9/19/14	730,222	63,925	611,833	0.08%
Palantir Technologies, Inc., Series I, 0.00%	3/27/14	712,042	116,157	962,941	0.12%
Project Samson BND Corp., 12.00%, 4/1/20	11/11/15	268,000	268,000	273,360	0.04%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	2,000	0.00%
TFS Corp., Ltd., 11.00%, 7/15/18, Callable 5/6/16 @ 108.00	6/6/12	1,333,318	1,287,000	1,338,480	0.17%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	3,342,456	0.42%
AZL Franklin Templeton Founding Strategy Plus Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Tribune Co.	12/31/12	—	5,216	—	—%

AZL Multi-Manager Mid Cap Growth Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Airbnb, Inc., Series D	4/16/14	3,131,402	76,914	5,646,257	1.63%
Better Place LLC	1/25/10	2,046,081	818,433	—	—%
Dropbox, Inc.	5/1/12	2,222,513	245,606	2,591,143	0.75%
Flipkart, Series D	10/4/13	867,741	37,815	3,322,426	0.96%
Palantir Technologies, Inc., Series G	7/19/12	702,919	229,712	1,904,312	0.55%
Palantir Technologies, Inc., Series H	10/25/13	237,529	67,672	561,001	0.16%
Palantir Technologies, Inc., Series H-1	10/25/13	237,529	67,672	561,001	0.16%
Peixe Urbano, Inc.	10/4/13	1,101,072	33,446	14,382	0.00%
Survey Monkey, Inc.	11/25/14	1,923,795	116,948	1,412,732	0.41%

AZL T. Rowe Price Capital Appreciation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Sino-Forest Corp.	1/30/13	—	488,000	—	—%

(a)	Acquisition date represents the initial purchase date of the security.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

6. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Funds. In the event these changes are adopted, or if there are changes in the tax treatment of the Funds’ direct and indirect investments in commodities, the Funds may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: Certain Funds may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, the Funds that invest in derivatives segregate cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trade may be subject to greater delays so that the Funds may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Mortgage-Related and Other Asset-Backed Risk: Certain Funds may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Funds that hold mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds will have to reinvest that money at the lower prevailing interest rates. If the Funds purchase mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Funds may receive payments only after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Funds as the holders of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Security Quality Risk (also known as “High Yield Risk”): Certain Funds may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Funds may lose the value of their entire investment.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2015 (Unaudited)

7. Federal Tax Cost Information

At March 31, 2016, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

				Net
		Gross Tax	Gross Tax	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
AZL BlackRock Capital Appreciation Fund	$472,260,904	$76,253,328	$(10,504,127)	$65,749,201
AZL BlackRock Global Allocation Fund	840,363,291	46,404,056	(50,424,953)	(4,020,897)
AZL Boston Company Research Growth Fund	225,492,191	64,371,938	(5,153,898)	59,218,040
AZL DFA Emerging Markets Core Equity Fund	79,010,864	2,676,089	(13,661,133)	(10,985,044)
AZL DFA Five-Year Global Fixed Income Fund	526,524,813	4,641,089	(92,193)	4,548,896
AZL DFA International Core Equity Fund	191,660,781	7,701,416	(31,404,108)	(23,702,692)
AZL DFA U.S. Core Equity Fund	614,182,455	32,567,117	(60,756,689)	(28,189,572)
AZL DFA U.S. Small Cap Fund	260,346,592	14,757,335	(31,543,534)	(16,786,199)
AZL Enhanced Bond Index Fund	827,062,269	9,851,432	(5,418,658)	4,432,774
AZL Federated Clover Small Value Fund	361,708,369	29,694,139	(9,888,264)	19,805,875
AZL Franklin Templeton Founding Strategy Plus Fund	771,754,788	67,533,091	(68,135,284)	(602,193)
AZL Gateway Fund	144,577,953	58,299,044	(4,989,077)	53,309,967
AZL International Index Fund	531,718,618	110,071,761	(50,086,572)	59,985,189
AZL Invesco Equity and Income Fund	1,339,915,338	146,881,031	(53,444,117)	93,436,914
AZL Invesco Growth and Income Fund	308,527,132	75,216,972	(16,380,893)	58,836,079
AZL Invesco International Equity Fund	388,610,623	109,981,136	(23,447,293)	86,533,843
AZL JPMorgan International Opportunities Fund	479,106,898	56,847,555	(40,846,753)	16,000,802
AZL JPMorgan U.S. Equity Fund	385,022,649	70,207,305	(18,216,988)	51,990,317
AZL MetWest Total Return Bond Fund	412,423,629	3,600,976	(3,774,127)	(173,151)
AZL MFS Investors Trust Fund	238,480,728	99,917,082	(6,820,959)	93,096,123
AZL MFS Mid Cap Value Fund	234,183,371	25,107,525	(13,498,496)	11,609,029
AZL MFS Value Fund	396,357,595	122,300,417	(10,525,550)	111,774,867
AZL Mid Cap Index Fund	392,770,193	113,874,878	(23,935,750)	89,939,128
AZL Money Market Fund	754,075,635	—	—	—
AZL Morgan Stanley Global Real Estate Fund	132,263,696	49,329,385	(12,690,632)	36,638,753
AZL Multi-Manager Mid Cap Growth Fund	415,105,193	55,177,213	(37,295,560)	17,881,653
AZL NFJ International Value Fund	123,099,999	10,320,053	(13,118,877)	(2,798,824)
AZL Oppenheimer Discovery Fund	250,372,482	33,891,565	(5,742,872)	28,148,693
AZL Pyramis Total Bond Fund	464,578,070	6,163,098	(16,270,291)	(10,107,193)
AZL Russell 1000 Growth Index Fund	78,173,084	43,088,547	(2,471,877)	40,616,670
AZL Russell 1000 Value Index Fund	180,521,456	47,691,551	(10,026,986)	37,664,565
AZL S&P 500 Index Fund	860,590,130	559,499,536	(27,913,416)	531,586,120
AZL Schroder Emerging Markets Equity Fund	171,813,051	37,931,966	(10,475,471)	27,456,495
AZL Small Cap Stock Index Fund	290,374,281	92,548,523	(22,935,102)	69,613,421
AZL T. Rowe Price Capital Appreciation Fund	1,258,352,414	73,140,506	(16,166,661)	56,973,845
AZL Wells Fargo Large Cap Growth Fund	79,699,406	15,807,024	(1,912,981)	13,894,043

8. Subsequent Events

Effective April 25, 2016, the AZL Money Market Fund was renamed the AZL Government Money Market Fund.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date May 26, 2016

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes, Principal Financial Officer

Date May 26, 2016